UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached hereto.

WisdomTree Trust

Semi-Annual Report

September 30, 2019

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	20.6%
Consumer Discretionary	18.5%
Industrials	14.8%
Health Care	11.9%
Financials	11.7%
Materials	11.3%
Information Technology	8.5%
Energy	1.4%
Communication Services	0.5%
Utilities	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Anheuser-Busch InBev S.A./N.V.	6.0%
Banco Santander S.A.	5.9%
Sanofi	4.7%
Unilever N.V.	4.6%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
Daimler AG, Registered Shares	3.3%
Bayer AG, Registered Shares	3.2%
BASF SE	3.1%
Siemens AG, Registered Shares	3.0%
Banco Bilbao Vizcaya Argentaria S.A.	2.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,071.80	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.18%	8.16%	10.22%	7.80%	7.63%
Fund Market Price Returns	6.95%	8.36%	10.24%	7.82%	7.63%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	7.34%	8.74%	10.66%	8.23%	8.09%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	6.67%	4.16%	8.19%	6.05%	6.62%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.3%
Financials	17.6%
Communication Services	11.0%
Materials	9.9%
Consumer Discretionary	9.0%
Utilities	7.8%
Information Technology	6.2%
Consumer Staples	5.6%
Real Estate	4.5%
Health Care	2.8%
Energy	1.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Banca Mediolanum SpA	1.6%
Eutelsat Communications S.A.	1.5%
A2A SpA	1.2%
ProSiebenSat.1 Media SE	1.2%
METRO AG	1.2%
ASR Nederland N.V.	1.2%
bpost S.A.	1.2%
Freenet AG	1.1%
Nokian Renkaat Oyj	1.1%
Voestalpine AG	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,037.80	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.78%	3.09%	10.25%	7.61%
Fund Market Price Returns	3.51%	3.24%	10.21%	7.34%
WisdomTree Europe Hedged SmallCap Equity Index	3.72%	2.99%	10.28%	7.64%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	3.94%	-1.05%	7.94%	6.56%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.9%
Financials	17.5%
Industrials	15.6%
Materials	11.6%
Health Care	11.1%
Communication Services	8.8%
Information Technology	5.6%
Utilities	3.8%
Consumer Staples	2.2%
Real Estate	0.1%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Allianz SE, Registered Shares	8.9%
Daimler AG, Registered Shares	7.5%
Deutsche Telekom AG, Registered Shares	7.5%
Bayer AG, Registered Shares	7.2%
BASF SE	7.0%
Siemens AG, Registered Shares	6.9%
Bayerische Motoren Werke AG	4.9%
SAP SE	4.0%
Deutsche Post AG, Registered Shares	3.6%
Volkswagen AG	3.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,067.30	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.73%	1.85%	7.16%	7.00%	7.00%
Fund Market Price Returns	6.39%	1.98%	7.08%	6.98%	6.81%
WisdomTree Germany Hedged Equity Index	6.88%	2.18%	7.41%	7.21%	7.17%
MSCI Germany Local Currency Index	5.88%	-1.03%	4.53%	4.91%	5.24%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	17.4%
Consumer Staples	15.8%
Industrials	15.7%
Health Care	13.8%
Information Technology	13.0%
Materials	9.7%
Communication Services	4.7%
Real Estate	2.9%
Financials	2.2%
Utilities	1.8%
Energy	1.3%
Investment Company	0.5%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Industria de Diseno Textil S.A.	4.5%
Unilever N.V.	4.3%
British American Tobacco PLC	3.8%
Novo Nordisk A/S, Class B	3.3%
Rio Tinto PLC	3.2%
SAP SE	2.7%
Tokyo Electron Ltd.	2.3%
Diageo PLC	2.3%
Unilever PLC	2.0%
Kering S.A.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,056.80	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.68%	5.95%	9.62%	8.56%	8.00%
Fund Market Price Returns	5.89%	6.48%	9.57%	8.62%	7.92%
WisdomTree International Hedged Quality Dividend Growth Index	6.05%	6.59%	10.38%	9.18%	8.70%
MSCI EAFE Local Currency Index	4.60%	1.56%	8.30%	6.02%	6.36%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	23.0%
Industrials	21.2%
Information Technology	12.5%
Financials	12.2%
Materials	9.9%
Health Care	8.4%
Consumer Staples	7.9%
Communication Services	2.6%
Energy	0.7%
Utilities	0.2%
Real Estate	0.1%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
Japan Tobacco, Inc.	3.2%
Sumitomo Mitsui Financial Group, Inc.	2.6%
Nissan Motor Co., Ltd.	2.4%
FANUC Corp.	2.4%
Takeda Pharmaceutical Co., Ltd.	2.3%
Mizuho Financial Group, Inc.	2.3%
Honda Motor Co., Ltd.	2.3%
Canon, Inc.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,006.40	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.64%	-11.89%	8.20%	4.08%	5.52%
Fund Market Price Returns	1.00%	-11.19%	8.18%	4.17%	5.64%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[1]	0.88%	-11.49%	8.91%	4.88%	6.07%
MSCI Japan/MSCI Japan Local Currency Spliced Index[2]	1.72%	-9.32%	8.55%	5.30%	6.99%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Dividend Index prior to April 1, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index prior to April 1, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.6%
Consumer Discretionary	22.1%
Materials	12.5%
Financials	11.6%
Information Technology	9.9%
Consumer Staples	6.2%
Health Care	4.1%
Communication Services	3.0%
Real Estate	2.7%
Energy	1.1%
Utilities	0.9%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Haseko Corp.	1.2%
Matsui Securities Co., Ltd.	0.9%
Aozora Bank Ltd.	0.8%
Mitsubishi Gas Chemical Co., Inc.	0.8%
Sumitomo Rubber Industries Ltd.	0.7%
Casio Computer Co., Ltd.	0.7%
Seven Bank Ltd.	0.6%
Mebuki Financial Group, Inc.	0.6%
DIC Corp.	0.6%
THK Co., Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.80	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.02%	-12.53%	9.95%	8.17%	9.85%
Fund Market Price Returns	0.37%	-11.59%	10.11%	8.28%	9.84%
WisdomTree Japan Hedged SmallCap Equity Index	0.08%	-12.37%	10.59%	8.89%	10.71%
MSCI Japan Small Cap Local Currency Index	0.61%	-10.67%	8.49%	7.66%	10.04%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Japanese equity market.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Dividend Index is a fundamentally weighted Index that measures the performance of dividend-paying Japanese companies that have less than 80% of revenue from Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

8	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	9

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 0.5%

Andritz AG	275,242	$11,252,580

Lenzing AG(a)	70,840	6,823,249

Schoeller-Bleckmann Oilfield Equipment AG(a)	11,234	667,478

Total Austria		18,743,307

Belgium – 7.8%

Anheuser-Busch InBev S.A./N.V.	2,129,941	202,994,607

Bekaert S.A.	99,384	2,851,731

Melexis N.V.(a)	78,132	5,413,157

Solvay S.A.	239,200	24,773,702

UCB S.A.	179,110	13,004,695

Umicore S.A.(a)	362,161	13,672,889

Total Belgium		262,710,781

Finland – 4.8%

Cargotec Oyj Class B(a)	106,109	3,414,874

Huhtamaki Oyj	149,273	5,952,934

Kemira Oyj	373,113	5,491,365

Kone Oyj Class B	789,173	44,945,013

Konecranes Oyj	158,819	5,093,910

Metso Oyj	305,907	11,429,037

Nokia Oyj	13,596,593	68,926,968

Valmet Oyj	254,692	4,945,217

Wartsila Oyj Abp(a)	1,172,686	13,136,198

Total Finland		163,335,516

France – 27.5%

Air Liquide S.A.	336,321	47,885,419

Airbus SE	548,547	71,284,683

Arkema S.A.	87,633	8,170,366

Bureau Veritas S.A.	423,715	10,208,742

Cie Generale des Etablissements Michelin SCA	213,627	23,848,564

Danone S.A.	648,500	57,139,305

Dassault Systemes SE	44,314	6,316,679

Eramet	10,992	544,409

EssilorLuxottica S.A.	294,625	42,478,718

Gaztransport Et Technigaz S.A.	47,721	4,726,510

Hermes International	26,936	18,617,805

Imerys S.A.	138,694	5,576,410

Ingenico Group S.A.	45,938	4,482,303

Interparfums S.A.(a)	23,920	1,024,849

Kering S.A.	95,606	48,732,572

L’Oreal S.A.(a)	303,211	84,921,016

Legrand S.A.	203,172	14,503,695

LVMH Moet Hennessy Louis Vuitton SE(a)	300,977	119,650,812

Pernod Ricard S.A.	140,917	25,102,765

Publicis Groupe S.A.	330,079	16,236,526

Remy Cointreau S.A.(a)	27,618	3,667,293

Rubis SCA(a)	93,709	5,445,210

Safran S.A.	212,526	33,468,461

Sanofi	1,696,591	157,328,956

Sartorius Stedim Biotech	15,043	2,105,744

Schneider Electric SE	631,736	55,441,840

SCOR SE	310,909	12,842,927

SEB S.A.	23,590	3,582,492

Societe BIC S.A.(a)	83,346	5,597,210

Sodexo S.A.	140,953	15,827,695

Tarkett S.A.	69,436	1,027,237

Teleperformance	23,413	5,076,893

Valeo S.A.	433,268	14,052,374

Vicat S.A.	46,529	2,018,891

Total France		928,935,371

Germany – 24.5%

adidas AG	80,357	25,024,423

BASF SE	1,494,544	104,474,029

Bayer AG Registered Shares	1,520,217	107,213,348

Bayerische Motoren Werke AG	1,040,762	73,286,307

Brenntag AG	140,348	6,793,527

Continental AG	235,678	30,241,382

Covestro AG(b)	323,875	16,030,217

Daimler AG Registered Shares	2,257,022	112,252,804

Duerr AG	69,088	1,793,363

Evonik Industries AG	682,071	16,842,398

Fresenius Medical Care AG & Co. KGaA	169,636	11,410,622

Fresenius SE & Co. KGaA	297,979	13,934,727

GEA Group AG	190,780	5,151,871

Hannover Rueck SE	138,527	23,423,530

Hapag-Lloyd AG(b)	25,876	1,861,861

HeidelbergCement AG	191,608	13,853,652

Henkel AG & Co. KGaA	175,649	16,085,371

Hochtief AG	102,335	11,669,762

Infineon Technologies AG	649,796	11,697,225

K+S AG Registered Shares	98,068	1,359,408

Krones AG	25,425	1,536,981

LANXESS AG	56,604	3,455,742

Merck KGaA	56,200	6,332,175

MTU Aero Engines AG	23,573	6,265,485

OSRAM Licht AG(a)	135,715	5,970,044

SAP SE	501,534	58,985,796

Siemens AG Registered Shares	956,235	102,424,374

Siemens Healthineers AG(b)	599,487	23,590,272

Siltronic AG	80,386	6,108,285

Symrise AG	46,574	4,527,096

Wacker Chemie AG	58,157	3,823,186

Wirecard AG	5,089	814,173

Total Germany		828,233,436

Ireland – 1.4%

CRH PLC	1,107,980	38,158,181

Glanbia PLC	268,556	3,337,689

Kerry Group PLC Class A	63,515	7,429,886

Total Ireland		48,925,756

Italy – 1.3%

Autogrill SpA	278,945	2,701,980

Brunello Cucinelli SpA	40,464	1,260,774

Davide Campari-Milano SpA(a)	352,831	3,188,801

See Notes to Financial Statements.

10	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2019

Investments	Shares	Value

DiaSorin SpA	26,647	$3,099,694

Ferrari N.V.	74,847	11,550,224

IMA Industria Macchine Automatiche SpA(a)	56,297	3,940,274

Moncler SpA	156,021	5,562,076

Pirelli & C SpA(a)(b)	1,760,026	10,415,138

Salvatore Ferragamo SpA(a)	156,756	2,897,531

Total Italy		44,616,492

Netherlands – 11.9%

Aegon N.V.	7,644,900	31,812,668

Akzo Nobel N.V.	269,596	24,039,187

Arcadis N.V.(a)	134,478	2,512,859

ASM International N.V.	57,003	5,249,981

ASML Holding N.V.	274,504	68,007,795

BE Semiconductor Industries N.V.	342,015	10,712,403

Corbion N.V.	71,993	2,090,887

EXOR N.V.	76,364	5,118,334

Heineken Holding N.V.	265,812	26,472,153

Heineken N.V.	506,956	54,804,082

Koninklijke Ahold Delhaize N.V.	2,131,197	53,334,351

Koninklijke DSM N.V.	204,715	24,639,101

Koninklijke Philips N.V.	1,135,307	52,602,741

Koninklijke Vopak N.V.	194,595	10,004,874

SBM Offshore N.V.	225,681	3,752,070

Signify N.V.(b)	335,650	9,232,303

Wolters Kluwer N.V.	234,096	17,094,062

Total Netherlands		401,479,851

Portugal – 0.9%

Galp Energia, SGPS, S.A.	1,961,461	29,563,166

Spain – 12.1%

Acerinox S.A.	536,366	4,589,088

ACS Actividades de Construccion y Servicios S.A.	616,070	24,622,302

Amadeus IT Group S.A.	397,232	28,460,853

Banco Bilbao Vizcaya Argentaria S.A.	18,740,522	97,669,987

Banco Santander S.A.	48,911,530	199,242,673

Cie Automotive S.A.	177,409	4,448,459

Construcciones y Auxiliar de Ferrocarriles S.A.	37,388	1,697,670

Grifols S.A.	374,145	11,029,422

Mapfre S.A.	9,103,752	24,524,451

Prosegur Cash S.A.(b)	3,303,818	4,747,201

Prosegur Cia de Seguridad S.A.	1,004,862	3,917,509

Viscofan S.A.	82,383	3,861,999

Total Spain		408,811,614

Switzerland – 0.4%

STMicroelectronics N.V.(a)	726,355	14,051,771

United Kingdom – 6.3%

Fiat Chrysler Automobiles N.V.	4,477,842	57,956,050

Unilever N.V.	2,608,360	156,826,400

Total United Kingdom		214,782,450
TOTAL COMMON STOCKS (Cost: $3,570,339,495)		3,364,189,511

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%

United States – 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $161,086,597)(d)	161,086,597	161,086,597

TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $3,731,426,092)		3,525,276,108

Other Assets less Liabilities – (4.2)%		(142,758,348)

NET ASSETS – 100.0%		$3,382,517,760

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $169,592,006 and the total market value of the collateral held by the Fund was $178,352,967. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,266,370.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2019	1,480,000	USD	1,357,960	EUR	$—	$(448)
Bank of America N.A.	10/3/2019	8,809,965	EUR	9,694,767	USD	—	(89,415)
Bank of America N.A.	10/3/2019	14,756,814	EUR	16,157,944	USD	—	(68,845)
Bank of America N.A.	10/3/2019	238,432,360	EUR	259,819,743	USD	138,931	—
Bank of America N.A.	10/3/2019	197,191,551	USD	178,147,253	EUR	2,960,685	—
Bank of America N.A.	11/5/2019	269,206,270	USD	246,450,283	EUR	—	(155,635)
Bank of Montreal	10/3/2019	238,328,910	EUR	259,819,743	USD	26,141	—
Bank of Montreal	10/3/2019	197,191,551	USD	178,129,873	EUR	2,979,634	—
Bank of Montreal	11/5/2019	269,206,270	USD	246,337,977	EUR	—	(32,887)
Barclays Bank PLC	10/3/2019	238,436,736	EUR	259,819,743	USD	143,703	—
Barclays Bank PLC	10/3/2019	197,191,551	USD	178,177,033	EUR	2,928,217	—
Barclays Bank PLC	11/5/2019	269,206,270	USD	246,454,344	EUR	—	(160,073)

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	10/3/2019	119,180,094	EUR	129,909,878	USD	$30,115	$—
Canadian Imperial Bank of Commerce	10/3/2019	197,191,551	USD	178,133,092	EUR	2,976,125	—
Canadian Imperial Bank of Commerce	11/5/2019	134,603,144	USD	123,188,498	EUR	—	(37,758)
Citibank N.A.	10/3/2019	238,305,739	EUR	259,819,743	USD	879	—
Citibank N.A.	10/3/2019	197,191,551	USD	178,142,747	EUR	2,965,598	—
Citibank N.A.	11/5/2019	269,206,270	USD	246,317,240	EUR	—	(10,224)
Commonwealth Bank of Australia	10/3/2019	197,191,551	USD	178,140,494	EUR	2,968,055	—
Credit Suisse International	10/3/2019	238,539,623	EUR	259,819,743	USD	255,878	—
Credit Suisse International	10/3/2019	197,191,551	USD	178,156,588	EUR	2,950,507	—
Credit Suisse International	11/5/2019	269,206,270	USD	246,567,660	EUR	—	(283,924)
Goldman Sachs	10/3/2019	238,523,418	EUR	259,819,743	USD	238,210	—
Goldman Sachs	10/3/2019	197,191,551	USD	178,166,890	EUR	2,939,275	—
Goldman Sachs	11/5/2019	269,206,270	USD	246,547,337	EUR	—	(261,711)
HSBC Holdings PLC	10/3/2019	238,301,149	EUR	259,819,743	USD	—	(4,126)
HSBC Holdings PLC	10/3/2019	197,191,551	USD	178,136,310	EUR	2,972,617	—
HSBC Holdings PLC	11/5/2019	269,206,270	USD	246,314,987	EUR	—	(7,760)
JP Morgan Chase Bank N.A.	10/3/2019	238,348,806	EUR	259,819,743	USD	47,833	—
JP Morgan Chase Bank N.A.	10/3/2019	197,191,551	USD	178,094,802	EUR	3,017,872	—
JP Morgan Chase Bank N.A.	11/5/2019	269,206,270	USD	246,360,745	EUR	—	(57,773)
Morgan Stanley & Co. International	10/3/2019	197,191,551	USD	178,210,365	EUR	2,891,876	—
Royal Bank of Canada	10/3/2019	238,307,051	EUR	259,819,743	USD	2,308	—
Royal Bank of Canada	10/3/2019	197,191,551	USD	178,638,674	EUR	2,424,897	—
Royal Bank of Canada	11/5/2019	269,206,270	USD	246,317,240	EUR	—	(10,224)
Societe Generale	10/3/2019	238,196,284	EUR	259,819,743	USD	—	(118,458)
Societe Generale	10/3/2019	197,191,551	USD	178,182,990	EUR	2,921,722	—
Societe Generale	11/5/2019	269,206,270	USD	246,209,108	EUR	107,961	—
Standard Chartered Bank	10/3/2019	238,213,755	EUR	259,819,743	USD	—	(99,410)
Standard Chartered Bank	10/3/2019	197,191,551	USD	178,211,976	EUR	2,890,120	—
Standard Chartered Bank	11/5/2019	269,206,270	USD	246,225,998	EUR	89,502	—
State Street Bank and Trust	10/1/2019	338,122	USD	310,000	EUR	160	—
State Street Bank and Trust	10/3/2019	197,191,551	USD	178,637,865	EUR	2,425,780	—
UBS AG	10/3/2019	11,687,514	EUR	12,926,355	USD	—	(183,661)
UBS AG	10/3/2019	238,213,755	EUR	259,819,743	USD	—	(99,410)
UBS AG	10/3/2019	197,191,551	USD	178,651,784	EUR	2,410,605	—
UBS AG	11/5/2019	269,206,270	USD	246,227,124	EUR	88,271	—
Wells Fargo Bank N.A.	10/3/2019	131,461,044	USD	118,811,214	EUR	1,923,234	—
						$48,716,711	$(1,681,742)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 6.2%

Andritz AG	19,444	$794,919

AT&S Austria Technologie & Systemtechnik AG	3,595	61,768

BAWAG Group AG*(a)	15,225	599,530

Lenzing AG	5,215	502,305

Oesterreichische Post AG	17,254	605,692

Palfinger AG	2,797	73,640

Porr AG(b)	6,317	130,160

S IMMO AG	5,117	117,708

S&T AG	1,816	36,131

Schoeller-Bleckmann Oilfield Equipment AG	936	55,613

Telekom Austria AG*	33,145	241,018

UNIQA Insurance Group AG	49,642	448,382

Vienna Insurance Group AG Wiener Versicherung Gruppe	14,658	381,926

Voestalpine AG	38,565	886,278

Wienerberger AG	10,258	249,834

Total Austria		5,184,904

Belgium – 5.0%

Ackermans & van Haaren N.V.	2,245	341,181

Bekaert S.A.	7,147	205,077

bpost S.A.	93,772	983,659

Cofinimmo S.A.	2,073	291,990

D’ieteren S.A./N.V.	5,618	304,706

Econocom Group S.A./N.V.	36,724	92,004

Elia System Operator S.A./N.V.	5,838	477,344

Euronav N.V.	12,193	111,128

Fagron	2,366	41,941

Greenyard N.V.(b)	12,476	38,764

Melexis N.V.(b)	5,500	381,052

Ontex Group N.V.	9,422	169,589

Orange Belgium S.A.	7,081	146,211

Recticel S.A.	6,930	58,854

Warehouses De Pauw CVA	2,880	528,738

Total Belgium		4,172,238

Finland – 10.0%

Aktia Bank Oyj	8,294	76,135

Cargotec Oyj Class B	7,132	229,527

Citycon Oyj(b)	29,995	314,743

Cramo Oyj	7,956	85,175

DNA Oyj	16,710	380,376

Finnair Oyj	19,349	135,320

Huhtamaki Oyj	9,845	392,614

Kemira Oyj	24,610	362,202

Kesko Oyj Class B	12,028	760,025

Kojamo Oyj	21,000	343,871

Konecranes Oyj	11,226	360,059

Lassila & Tikanoja Oyj	5,792	85,624

Lehto Group Oyj(b)	21,764	51,298

Metsa Board Oyj(b)	79,558	473,135

Metso Oyj	21,237	793,439

Nokian Renkaat Oyj	31,486	888,358

Orion Oyj Class B	18,915	705,655

Outokumpu Oyj(b)	84,707	223,204

Raisio Oyj Class V	26,143	92,913

Sanoma Oyj	13,607	151,904

Terveystalo Oyj*(a)	11,190	109,550

Tieto Oyj	16,131	413,271

Tokmanni Group Corp.	14,665	163,075

Uponor Oyj	15,663	166,660

Valmet Oyj	16,985	329,788

YIT Oyj(b)	43,395	249,793

Total Finland		8,337,714

France – 15.5%

Akka Technologies	983	67,729

Albioma S.A.	3,424	89,588

Alten S.A.	1,372	156,755

Altran Technologies S.A.	21,060	330,848

Beneteau S.A.	8,315	87,477

Chargeurs S.A.	3,793	66,493

Cie Plastic Omnium S.A.	19,941	546,970

Coface S.A.	31,333	355,939

Derichebourg S.A.	28,993	101,273

Elior Group S.A.(a)	20,318	270,017

Elis S.A.	19,734	348,957

Eramet	1,162	57,551

Eurazeo SE	6,026	448,371

Europcar Mobility Group(a)	17,135	95,084

Eutelsat Communications S.A.	68,405	1,273,370

Faurecia SE	18,519	878,643

Gaztransport Et Technigaz S.A.	5,207	515,726

Imerys S.A.	14,381	578,211

Ingenico Group S.A.	4,925	480,547

Interparfums S.A.	2,738	117,309

IPSOS	6,397	182,370

Jacquet Metal Service S.A.	4,177	70,583

Kaufman & Broad S.A.	5,236	208,581

Korian S.A.	5,530	227,407

Lagardere SCA	27,907	617,611

Maisons du Monde S.A.(a)	4,544	71,831

Manitou BF S.A.	3,659	71,803

Mersen S.A.	1,972	61,486

Metropole Television S.A.	19,113	313,597

Nexans S.A.	1,888	69,694

Nexity S.A.	13,698	652,298

Quadient SAS	5,442	112,725

Rallye S.A.(b)	13,727	112,538

Rexel S.A.	46,063	493,039

Rothschild & Co.	4,501	129,054

Rubis SCA	10,837	629,713

Societe BIC S.A.	8,911	598,430

Sopra Steria Group	1,839	229,158

SPIE S.A.	21,883	438,250

Tarkett S.A.	7,170	106,073

Television Francaise 1	34,800	305,598

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2019

Investments	Shares	Value

Trigano S.A.	2,082	$167,398

Vicat S.A.	4,804	208,445

Total France		12,944,540

Germany – 19.3%

Aareal Bank AG	19,586	595,526

alstria office REIT-AG	24,070	413,035

AURELIUS Equity Opportunities SE & Co. KGaA	4,720	194,818

Aurubis AG	6,820	304,024

BayWa AG	3,113	88,069

Bechtle AG	1,691	172,093

Bilfinger SE	6,393	186,787

CANCOM SE	1,546	83,430

CompuGroup Medical SE	1,552	93,398

CropEnergies AG	6,899	47,384

CTS Eventim AG & Co. KGaA	5,506	310,337

Dermapharm Holding SE	4,900	192,792

Deutsche Pfandbriefbank AG(a)	47,854	583,787

Deutz AG	8,652	50,180

DIC Asset AG	12,588	161,113

Duerr AG	8,022	208,232

Elmos Semiconductor AG	2,122	56,331

Encavis AG	17,963	166,458

Freenet AG	46,116	949,707

Fuchs Petrolub SE	4,678	170,084

GEA Group AG	22,862	617,371

Gerresheimer AG	2,193	157,315

GRENKE AG	1,592	131,211

Hamburger Hafen und Logistik AG	8,099	201,843

Hella GmbH & Co. KGaA	10,970	490,578

Hugo Boss AG	13,385	717,213

Indus Holding AG	3,756	153,555

Jenoptik AG	2,888	71,597

JOST Werke AG(a)	2,217	63,687

K+S AG Registered Shares	10,988	152,314

Kloeckner & Co. SE	25,163	152,663

Koenig & Bauer AG	1,932	75,531

Krones AG	2,854	172,529

LANXESS AG	6,567	400,923

METRO AG	63,237	998,265

MLP SE	11,594	60,039

Nemetschek SE	2,567	131,028

NORMA Group SE	3,631	125,960

OSRAM Licht AG(b)	16,024	704,889

PATRIZIA AG	5,396	100,300

Pfeiffer Vacuum Technology AG	706	95,902

ProSiebenSat.1 Media SE	72,485	998,852

Rheinmetall AG	3,372	426,618

RHOEN-KLINIKUM AG	3,545	79,421

RIB Software SE	2,408	55,864

Salzgitter AG	5,818	97,679

Scout24 AG(a)	5,789	330,074

Siltronic AG	9,824	746,496

Sixt SE	2,634	252,556

Software AG	6,840	187,990

Stroeer SE & Co. KGaA	6,898	525,286

Suedzucker AG	24,825	381,876

Takkt AG	11,249	149,126

TLG Immobilien AG	12,946	352,137

VERBIO Vereinigte BioEnergie AG	7,097	65,534

Wacker Chemie AG	7,050	463,460

Wacker Neuson SE	7,066	123,254

Wuestenrot & Wuerttembergische AG	6,159	120,862

Total Germany		16,159,383

Ireland – 1.1%

C&C Group PLC	47,923	216,820

Dalata Hotel Group PLC	14,091	75,274

Glanbia PLC	18,546	230,495

Hibernia REIT PLC	66,285	106,228

Irish Continental Group PLC	22,182	101,084

Origin Enterprises PLC	20,039	111,854

Total Produce PLC	38,389	58,592

Total Ireland		900,347

Italy – 22.1%

A2A SpA	554,636	1,018,254

ACEA SpA	28,883	576,865

Amplifon SpA	5,738	140,750

Anima Holding SpA(a)	87,624	333,965

Ascopiave SpA	33,672	142,248

ASTM SpA	7,303	233,597

Autogrill SpA	19,891	192,673

Avio SpA	4,280	55,526

Azimut Holding SpA	40,548	761,217

Banca Farmafactoring SpA(a)	72,052	375,867

Banca Generali SpA	23,286	718,435

Banca IFIS SpA	18,992	316,995

Banca Mediolanum SpA	183,307	1,376,906

Banca Popolare di Sondrio SCPA	51,039	93,480

Biesse SpA	3,793	43,915

BPER Banca	69,482	268,607

Brunello Cucinelli SpA	2,731	85,092

Buzzi Unicem SpA	5,623	128,979

Cairo Communication SpA	31,239	80,033

Cementir Holding SpA	15,124	101,402

Cerved Group SpA	28,686	250,188

Credito Emiliano SpA	48,606	262,037

Datalogic SpA(b)	6,829	98,050

De’ Longhi SpA	11,967	225,703

DiaSorin SpA	1,896	220,551

doValue SpA(a)	12,028	133,490

Enav SpA(a)	82,911	468,218

ERG SpA	23,759	479,188

Falck Renewables SpA	17,924	75,896

Fiera Milano SpA	8,190	37,367

Fincantieri SpA	68,293	72,517

FinecoBank Banca Fineco SpA	76,648	811,551

Freni Brembo SpA(b)	28,680	279,526

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2019

Investments	Shares	Value

Gamenet Group SpA(a)	8,851	$104,985

Gima TT SpA(a)(b)	17,822	142,030

Gruppo MutuiOnline SpA	3,225	58,012

Hera SpA	159,469	654,731

IMA Industria Macchine Automatiche SpA(b)	4,170	291,862

Immobiliare Grande Distribuzione SIIQ SpA	35,826	219,503

Infrastrutture Wireless Italiane SpA(a)	57,988	601,840

Interpump Group SpA	3,586	113,374

Iren SpA	148,411	432,970

Italgas SpA	121,620	785,199

Maire Tecnimont SpA(b)	53,360	134,263

MARR SpA	9,644	211,329

Piaggio & C. SpA	52,942	156,645

Prysmian SpA	26,034	559,131

RAI Way SpA(a)	14,750	85,709

Reply SpA	1,187	69,686

Rizzoli Corriere Della Sera Mediagroup SpA	133,287	137,899

SAES Getters SpA	2,691	68,062

Salvatore Ferragamo SpA(b)	10,981	202,977

Saras SpA	228,403	390,938

Societa Cattolica di Assicurazioni SC	34,241	291,357

Societa Iniziative Autostradali e Servizi SpA	30,808	537,726

Technogym SpA(a)	14,159	157,449

Tinexta SpA	3,198	41,768

Tod’s SpA	2,805	137,916

Unieuro SpA(a)	6,326	80,828

Unione di Banche Italiane SpA	224,684	630,992

Unipol Gruppo SpA	116,543	620,792

Zignago Vetro SpA	10,044	111,690

Total Italy		18,490,751

Netherlands – 7.9%

Aalberts N.V.	9,742	386,170

Accell Group N.V.	2,527	61,160

AMG Advanced Metallurgical Group N.V.(b)	2,467	59,438

Arcadis N.V.(b)	9,680	180,881

ASM International N.V.	3,874	356,796

ASR Nederland N.V.	26,752	987,819

BE Semiconductor Industries N.V.	24,527	768,221

Boskalis Westminster	12,290	256,448

Brunel International N.V.(b)	4,400	50,175

Corbion N.V.	4,902	142,368

Euronext N.V.(a)	6,461	528,636

ForFarmers N.V.	18,158	114,618

IMCD N.V.	2,113	156,299

Intertrust N.V.(a)	12,478	244,047

Koninklijke BAM Groep N.V.	39,512	98,730

Koninklijke Volkerwessels N.V.	17,808	315,288

PostNL N.V.(b)	234,227	520,412

SBM Offshore N.V.	15,783	262,401

Signify N.V.(a)	23,575	648,448

Sligro Food Group N.V.(b)	4,229	119,641

TKH Group N.V. CVA	4,127	205,886

Van Lanschot Kempen N.V.	6,679	146,721

Total Netherlands		6,610,603

Portugal – 3.2%

Altri, SGPS, S.A.	34,038	226,175

Corticeira Amorim, SGPS, S.A.	8,396	91,258

CTT-Correios de Portugal S.A.(b)	31,367	72,633

Mota-Engil, SGPS, S.A.(b)	38,716	76,439

Navigator Co. S.A. (The)	211,591	757,080

NOS, SGPS, S.A.	120,889	660,284

REN – Redes Energeticas Nacionais, SGPS, S.A.	130,569	364,406

Semapa-Sociedade de Investimento e Gestao	7,052	89,951

Sonae, SGPS, S.A.	383,015	357,016

Total Portugal		2,695,242

Spain – 8.8%

Acciona S.A.	6,173	653,464

Acerinox S.A.	36,971	316,320

Almirall S.A.	8,348	146,071

Applus Services S.A.	6,661	86,416

Atresmedia Corp. de Medios de Comunicacion S.A.	90,841	349,989

Bolsas y Mercados Espanoles SHMSF S.A.	22,964	580,319

Cia de Distribucion Integral Logista Holdings S.A.	27,743	540,788

Cie Automotive S.A.	12,378	310,373

Construcciones y Auxiliar de Ferrocarriles S.A.	2,236	101,530

Ebro Foods S.A.	14,987	299,654

Ence Energia y Celulosa S.A.(b)	65,811	250,398

Euskaltel S.A.(a)	24,437	217,126

Faes Farma S.A.	36,093	184,348

Gestamp Automocion S.A.(a)	57,478	268,196

Grupo Catalana Occidente S.A.	11,830	375,949

Liberbank S.A.	247,569	75,788

Mediaset Espana Comunicacion S.A.	57,951	373,636

Melia Hotels International S.A.	18,348	142,421

Metrovacesa S.A.(a)	18,378	177,116

Prosegur Cash S.A.(a)	207,733	298,488

Prosegur Cia de Seguridad S.A.	70,033	273,027

Sacyr S.A.	99,164	254,055

Unicaja Banco S.A.(a)	306,739	244,117

Viscofan S.A.	6,359	298,101

Zardoya Otis S.A.	79,415	539,382

Total Spain		7,357,072

Sweden – 0.3%

Ahlstrom-Munksjo Oyj	14,059	215,193
TOTAL COMMON STOCKS (Cost: $92,296,276)		83,067,987

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%

United States – 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $2,339,773)(d)	2,339,773	2,339,773

TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $94,636,049)		85,407,760

Other Assets less Liabilities – (2.2)%		(1,813,621)

NET ASSETS – 100.0%		$83,594,139

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2019

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,056,958 and the total market value of the collateral held by the Fund was $4,329,122. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,989,349.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2019	40,000	USD	36,698	EUR	$—	$(8)
Bank of America N.A.	10/3/2019	410,515	EUR	451,744	USD	—	(4,166)
Bank of America N.A.	10/3/2019	15,462,493	EUR	16,858,107	USD	382	—
Bank of America N.A.	10/3/2019	17,569,445	USD	15,916,039	EUR	216,463	—
Bank of America N.A.	11/5/2019	17,467,345	USD	15,981,921	EUR	—	(360)
Barclays Bank PLC	10/3/2019	17,569,445	USD	15,916,342	EUR	216,133	—
Citibank N.A.	10/3/2019	2,665,189	EUR	2,935,580	USD	—	(29,771)
Citibank N.A.	10/3/2019	15,462,195	EUR	16,858,107	USD	57	—
Citibank N.A.	10/3/2019	17,569,445	USD	15,916,645	EUR	215,803	—
Citibank N.A.	11/5/2019	17,467,345	USD	15,982,199	EUR	—	(663)
Goldman Sachs	10/3/2019	15,462,493	EUR	16,858,107	USD	382	—
Goldman Sachs	10/3/2019	17,569,445	USD	15,916,255	EUR	216,227	—
Goldman Sachs	11/5/2019	17,467,345	USD	15,982,228	EUR	—	(695)
JP Morgan Chase Bank N.A.	10/3/2019	15,462,451	EUR	16,858,107	USD	335	—
JP Morgan Chase Bank N.A.	11/5/2019	17,467,345	USD	15,982,009	EUR	—	(456)
Morgan Stanley & Co. International	10/3/2019	11,781,296	EUR	12,844,275	USD	668	—
Morgan Stanley & Co. International	11/5/2019	13,308,454	USD	12,177,560	EUR	—	(1,212)
UBS AG	10/3/2019	13,386,247	USD	12,126,663	EUR	164,757	—
						$1,031,207	$(37,331)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.2%

Germany – 98.2%

Aerospace & Defense – 0.4%

MTU Aero Engines AG	646	$171,701

Air Freight & Logistics – 3.6%

Deutsche Post AG Registered Shares	44,503	1,486,809

Airlines – 0.7%

Deutsche Lufthansa AG Registered Shares	18,505	294,139

Auto Components – 2.3%

Continental AG	6,585	844,965

Hella GmbH & Co. KGaA	2,578	115,288

Total Auto Components		960,253

Automobiles – 16.0%

Bayerische Motoren Werke AG	29,073	2,047,205

Daimler AG Registered Shares	63,183	3,142,401

Volkswagen AG	8,473	1,456,716

Total Automobiles		6,646,322

Banks – 0.5%

Commerzbank AG	34,925	202,636

Capital Markets – 2.0%

AURELIUS Equity Opportunities SE & Co. KGaA	1,201	49,571

Deutsche Boerse AG	3,420	534,665

DWS Group GmbH & Co. KGaA(a)	7,969	235,613

Total Capital Markets		819,849

Chemicals – 10.2%

BASF SE	41,878	2,927,424

Covestro AG(a)	9,078	449,316

Evonik Industries AG	17,970	443,734

Fuchs Petrolub SE	1,821	66,208

K+S AG Registered Shares	2,960	41,031

LANXESS AG	1,618	98,781

Symrise AG	1,222	118,781

Wacker Chemie AG	1,627	106,957

Total Chemicals		4,252,232

Commercial Services & Supplies – 0.1%

Bilfinger SE	1,689	49,348

Construction & Engineering – 0.8%

Hochtief AG	2,790	318,157

Construction Materials – 0.9%

HeidelbergCement AG	5,098	368,596

Diversified Financial Services – 0.1%

GRENKE AG	454	37,418

Diversified Telecommunication Services – 7.5%

Deutsche Telekom AG Registered Shares	186,623	3,132,007

Electrical Equipment – 0.4%

OSRAM Licht AG	3,732	164,169

Electronic Equipment, Instruments & Components – 0.1%

Jenoptik AG	893	22,139

Entertainment – 0.2%

CTS Eventim AG & Co. KGaA	1,371	77,274

Food & Staples Retailing – 0.5%

METRO AG	14,281	225,441

Food Products – 0.2%

Suedzucker AG	5,908	90,881

Health Care Equipment & Supplies – 1.6%

Carl Zeiss Meditec AG Bearer Shares	525	59,868

Siemens Healthineers AG(a)	15,987	629,101

Total Health Care Equipment & Supplies		688,969

Health Care Providers & Services – 1.7%

Fresenius Medical Care AG & Co. KGaA	4,653	312,986

Fresenius SE & Co. KGaA	8,068	377,293

Total Health Care Providers & Services		690,279

Health Care Technology – 0.1%

CompuGroup Medical SE	426	25,636

Hotels, Restaurants & Leisure – 1.2%

TUI AG	42,096	489,450

Household Products – 1.0%

Henkel AG & Co. KGaA	4,685	429,037

Independent Power & Renewable Electricity Producers – 0.8%

Uniper SE	10,581	347,100

Industrial Conglomerates – 7.2%

Indus Holding AG	1,152	47,097

Rheinmetall AG	816	103,238

Siemens AG Registered Shares	26,759	2,866,214

Total Industrial Conglomerates		3,016,549

Insurance – 14.6%

Allianz SE Registered Shares	15,872	3,700,386

Hannover Rueck SE	3,773	637,977

Muenchener Rueckversicherungs—Gesellschaft AG Registered Shares	5,380	1,392,416

Talanx AG	8,411	363,486

Total Insurance		6,094,265

IT Services – 0.2%

Bechtle AG	444	45,186

Wirecard AG	171	27,358

Total IT Services		72,544

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	568	40,746

Machinery – 1.1%

Duerr AG	2,070	53,732

GEA Group AG	5,370	145,013

KION Group AG	2,375	124,930

Krones AG	777	46,971

NORMA Group SE	1,039	36,043

Pfeiffer Vacuum Technology AG	214	29,070

Wacker Neuson SE	1,943	33,892

Total Machinery		469,651

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2019

Investments	Shares	Value

Marine – 0.1%

Hapag-Lloyd AG(a)	811	$58,354

Media – 1.1%

Axel Springer SE*	3,117	214,084

ProSiebenSat.1 Media SE	16,404	226,049

Total Media		440,133

Metals & Mining – 0.5%

Aurubis AG	1,702	75,872

Salzgitter AG	1,175	19,727

ThyssenKrupp AG	7,159	99,160

Total Metals & Mining		194,759

Multi-Utilities – 3.0%

E.ON SE	82,016	797,482

RWE AG	14,829	463,819

Total Multi-Utilities		1,261,301

Personal Products – 0.4%

Beiersdorf AG	1,427	168,328

Pharmaceuticals – 7.6%

Bayer AG Registered Shares	42,576	3,002,674

Merck KGaA	1,527	172,050

Total Pharmaceuticals		3,174,724

Real Estate Management & Development – 0.1%

PATRIZIA AG	1,710	31,785

Road & Rail – 0.1%

Sixt SE	671	64,338

Semiconductors & Semiconductor Equipment – 1.2%

Infineon Technologies AG	17,858	321,468

Siltronic AG	2,243	170,439

Total Semiconductors & Semiconductor Equipment		491,907

Software – 4.2%

Nemetschek SE	716	36,547

SAP SE	13,989	1,645,257

Software AG	1,743	47,904

Total Software		1,729,708

Specialty Retail – 0.4%

Fielmann AG	2,129	156,786

Textiles, Apparel & Luxury Goods – 2.2%

adidas AG	2,149	669,232

Hugo Boss AG	3,009	161,232

Puma SE	955	73,921

Total Textiles, Apparel & Luxury Goods		904,385

Thrifts & Mortgage Finance – 0.3%

Aareal Bank AG	4,000	121,623

Trading Companies & Distributors – 0.4%

Brenntag AG	3,777	182,825

Transportation Infrastructure – 0.5%

Fraport AG Frankfurt Airport Services Worldwide	2,092	177,484

Hamburger Hafen und Logistik AG	2,059	51,314

Total Transportation Infrastructure		228,798

TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $48,337,444)		40,893,351

Other Assets less Liabilities – 1.8%		728,497

NET ASSETS – 100.0%		$41,621,848

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2019	17,000	USD	15,596	EUR	$—	$(3)
Bank of America N.A.	10/3/2019	1,285,985	EUR	1,415,139	USD	—	(13,052)
Bank of America N.A.	10/3/2019	7,632,151	EUR	8,321,014	USD	188	—
Bank of America N.A.	10/3/2019	8,618,193	USD	7,807,162	EUR	106,180	—
Bank of America N.A.	11/5/2019	8,702,886	USD	7,962,792	EUR	—	(179)
Barclays Bank PLC	10/3/2019	8,618,193	USD	7,807,310	EUR	106,018	—
Citibank N.A.	10/3/2019	7,632,004	EUR	8,321,014	USD	28	—
Citibank N.A.	10/3/2019	8,618,193	USD	7,807,459	EUR	105,856	—
Citibank N.A.	11/5/2019	8,702,886	USD	7,962,931	EUR	—	(331)
Goldman Sachs	10/3/2019	7,632,151	EUR	8,321,014	USD	188	—
Goldman Sachs	10/3/2019	8,618,193	USD	7,807,268	EUR	106,064	—
Goldman Sachs	11/5/2019	8,702,886	USD	7,962,945	EUR	—	(346)
JP Morgan Chase Bank N.A.	10/3/2019	7,632,130	EUR	8,321,014	USD	166	—
JP Morgan Chase Bank N.A.	11/5/2019	8,702,886	USD	7,962,836	EUR	—	(227)
Royal Bank of Canada	10/3/2019	5,814,896	EUR	6,339,824	USD	56	—

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	11/5/2019	6,630,774	USD	6,066,998	EUR	$—	$(252)
UBS AG	10/3/2019	6,566,247	USD	5,948,393	EUR	80,817	—
						$505,561	$(14,390)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.3%

Australia – 3.5%

Altium Ltd.	10,121	$227,651

Aristocrat Leisure Ltd.	66,819	1,379,021

Beach Energy Ltd.	179,481	306,259

BlueScope Steel Ltd.	58,637	474,968

carsales.com Ltd.	51,562	531,725

Cochlear Ltd.	6,321	887,384

Computershare Ltd.	79,303	863,797

Corporate Travel Management Ltd.(a)	6,662	84,831

CSL Ltd.	38,175	6,016,845

Domino’s Pizza Enterprises Ltd.(a)	13,777	431,608

IDP Education Ltd.	14,902	156,489

Invocare Ltd.(a)	17,663	165,231

Magellan Financial Group Ltd.(a)	45,915	1,592,961

NIB Holdings Ltd.	99,649	490,620

Northern Star Resources Ltd.	59,668	444,283

Pendal Group Ltd.	132,363	659,722

Reece Ltd.	54,516	398,568

Regis Resources Ltd.	105,906	349,999

St Barbara Ltd.	156,636	306,365

Technology One Ltd.	51,783	250,762

Viva Energy Group Ltd.(a)(b)	316,040	415,649

Webjet Ltd.(a)	14,169	104,259

Total Australia		16,538,997

Austria – 0.0%

S IMMO AG	6,770	155,732

Belgium – 0.4%

bpost S.A.	173,212	1,816,977

China – 2.4%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	159,000	239,735

China Overseas Land & Investment Ltd.	2,308,000	7,257,213

CSPC Pharmaceutical Group Ltd.	628,000	1,260,903

Guangdong Investment Ltd.	1,330,000	2,602,521

Total China		11,360,372

Denmark – 6.2%

Ambu A/S Class B(a)	3,865	64,054

Chr Hansen Holding A/S	7,729	656,145

Coloplast A/S Class B	28,921	3,483,924

DFDS A/S(a)	6,316	229,269

DSV A/S	8,025	763,767

GN Store Nord A/S	5,946	241,450

Novo Nordisk A/S Class B	306,769	15,773,953

Novozymes A/S Class B	27,127	1,140,763

Orsted A/S(b)	47,448	4,410,481

Rockwool International A/S Class B	1,232	246,452

Royal Unibrew A/S	10,445	861,399

SimCorp A/S	4,758	417,889

Vestas Wind Systems A/S	16,406	1,273,950

Total Denmark		29,563,496

Finland – 3.0%

DNA Oyj	31,734	$722,373

Kone Oyj Class B	97,744	5,566,720

Metsa Board Oyj(a)	171,461	1,019,685

Neste Oyj(a)	113,436	3,755,795

Nokian Renkaat Oyj	56,017	1,580,485

Wartsila Oyj Abp(a)	144,746	1,621,416

Total Finland		14,266,474

France – 5.9%

Alten S.A.	1,809	206,684

Cie Plastic Omnium S.A.	39,142	1,073,643

Gaztransport Et Technigaz S.A.	8,733	864,957

Hermes International	5,318	3,675,731

Ipsen S.A.	6,723	638,392

Kering S.A.	18,211	9,282,565

Rubis SCA	22,872	1,329,038

Safran S.A.	41,993	6,613,031

Sartorius Stedim Biotech	2,634	368,712

Teleperformance	3,973	861,508

Trigano S.A.	4,052	325,790

Valeo S.A.	82,694	2,682,051

Total France		27,922,102

Germany – 8.0%

adidas AG	17,854	5,560,014

Bechtle AG	3,924	399,346

CANCOM SE	1,763	95,140

CTS Eventim AG & Co. KGaA	13,530	762,596

Dermapharm Holding SE	7,341	288,834

Deutsche Wohnen SE Bearer Shares	55,858	2,039,420

Fuchs Petrolub SE	15,028	546,391

Hochtief AG	22,829	2,603,303

Hugo Boss AG	23,816	1,276,141

Infineon Technologies AG	146,619	2,639,344

MTU Aero Engines AG	4,829	1,283,504

Nemetschek SE	5,844	298,296

NORMA Group SE	8,478	294,103

SAP SE	109,411	12,867,911

Siemens Healthineers AG(b)	127,009	4,997,901

Siltronic AG	16,041	1,218,906

Sixt SE	4,786	458,896

Wirecard AG	759	121,430

Total Germany		37,751,476

Hong Kong – 1.1%

Galaxy Entertainment Group Ltd.	575,000	3,575,688

Melco International Development Ltd.	44,000	104,620

Techtronic Industries Co., Ltd.	196,000	1,363,854

Vitasoy International Holdings Ltd.	80,000	324,005

Total Hong Kong		5,368,167

Ireland – 0.4%

Hibernia REIT PLC	84,378	135,224

Kerry Group PLC Class A	8,992	1,051,870

Kingspan Group PLC	11,390	556,298

Total Ireland		1,743,392

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

Investments	Shares	Value

Israel – 0.4%

Israel Chemicals Ltd.	334,298	$1,660,045

Italy – 1.5%

Amplifon SpA	8,854	217,184

Brunello Cucinelli SpA	5,542	172,677

De’ Longhi SpA	24,099	454,518

DiaSorin SpA	5,026	584,646

Ferrari N.V.	9,820	1,515,401

Freni Brembo SpA(a)	47,700	464,903

IMA Industria Macchine Automatiche SpA(a)	8,057	563,916

Interpump Group SpA	7,337	231,965

Moncler SpA	20,983	748,034

Recordati SpA	34,660	1,487,270

Reply SpA	1,715	100,683

Salvatore Ferragamo SpA(a)	20,182	373,051

Technogym SpA(b)	29,450	327,485

Total Italy		7,241,733

Japan – 18.9%

Advantest Corp.	47,600	2,103,077

Ain Holdings, Inc.(a)	2,200	128,041

Asahi Intecc Co., Ltd.	12,200	320,253

Astellas Pharma, Inc.	350,200	4,985,267

Bandai Namco Holdings, Inc.(a)	40,800	2,540,680

Benefit One, Inc.(a)	15,700	296,640

Chugai Pharmaceutical Co., Ltd.	47,400	3,684,108

Daifuku Co., Ltd.(a)	12,700	654,536

Daito Trust Construction Co., Ltd.	22,700	2,900,643

Disco Corp.(a)	4,600	870,840

Elecom Co., Ltd.	3,900	153,005

en-japan, Inc.	4,550	174,085

Fast Retailing Co., Ltd.	5,100	3,030,035

Funai Soken Holdings, Inc.	3,300	75,053

GMO Payment Gateway, Inc.	1,500	100,347

Harmonic Drive Systems, Inc.(a)	4,800	208,744

Haseko Corp.(a)	142,800	1,662,201

Hikari Tsushin, Inc.	5,800	1,254,721

Hoya Corp.	31,000	2,529,623

Infocom Corp.	2,600	60,673

Japan Lifeline Co., Ltd.(a)	8,800	141,028

Japan Material Co., Ltd.	6,100	75,068

JINS Holdings, Inc.	900	53,380

Kakaku.com, Inc.	26,200	644,364

Kaken Pharmaceutical Co., Ltd.	8,800	407,939

Kao Corp.	50,800	3,752,831

Keyence Corp.	2,500	1,547,536

Kobe Bussan Co., Ltd.	1,500	72,727

Konami Holdings Corp.	24,300	1,173,685

Kose Corp.(a)	4,000	675,457

Koshidaka Holdings Co., Ltd.	5,900	93,679

Kotobuki Spirits Co., Ltd.	1,000	65,603

Kusuri no Aoki Holdings Co., Ltd.(a)	800	54,481

Lasertec Corp.	3,900	243,942

M3, Inc.	16,700	402,067

Maruwa Unyu Kikan Co., Ltd.(a)	2,400	59,536

McDonald’s Holdings Co., Japan Ltd.	4,600	222,605

Meitec Corp.	12,600	616,738

Miroku Jyoho Service Co., Ltd.	1,400	38,188

Mixi, Inc.(a)	32,800	689,839

MonotaRO Co., Ltd.(a)	10,800	282,404

Murata Manufacturing Co., Ltd.	93,620	4,491,508

Nidec Corp.	14,500	1,948,092

Nihon M&A Center, Inc.(a)	10,100	284,099

Nintendo Co., Ltd.	21,200	7,850,326

Nippon Shinyaku Co., Ltd.(a)	3,400	285,968

Nissan Chemical Corp.	16,700	694,578

Obic Co., Ltd.	6,600	752,366

Open House Co., Ltd.(a)	19,600	466,809

Oracle Corp.	13,300	1,153,097

Outsourcing, Inc.	16,200	154,093

Pigeon Corp.(a)	12,300	507,023

Pilot Corp.	4,400	162,850

Recruit Holdings Co., Ltd.	90,900	2,763,797

Relo Group, Inc.	6,300	154,359

Round One Corp.	7,400	110,581

SCSK Corp.	11,700	548,869

Seria Co., Ltd.	11,900	288,815

Shimano, Inc.	5,500	828,499

Shin-Etsu Chemical Co., Ltd.	63,000	6,738,654

Shionogi & Co., Ltd.	32,200	1,787,349

Showa Denko K.K.	40,800	1,066,482

Sysmex Corp.(a)	11,900	796,306

Systena Corp.(a)	8,700	129,282

TechnoPro Holdings, Inc.	7,000	414,527

Toei Animation Co., Ltd.	5,200	236,003

Tokai Carbon Co., Ltd.(a)	35,600	358,059

Tokuyama Corp.	11,400	261,280

Tokyo Electron Ltd.(a)	58,200	11,074,559

Tosho Co., Ltd.	2,600	57,257

Trend Micro, Inc.	33,700	1,602,757

Ulvac, Inc.	11,000	441,730

United Arrows Ltd.	4,900	143,271

Universal Entertainment Corp.(a)	8,800	284,173

USS Co., Ltd.(a)	53,200	1,032,250

Workman Co., Ltd.	3,000	217,627

ZOZO, Inc.(a)	25,500	587,981

Total Japan		89,720,945

Kazakhstan – 0.0%

KAZ Minerals PLC	41,284	220,438

Netherlands – 3.5%

ASM International N.V.	7,299	672,238

ASML Holding N.V.	36,123	8,949,398

Corbion N.V.	11,940	346,773

Euronext N.V.(b)	11,381	931,188

Koninklijke DSM N.V.	27,445	3,303,227

TKH Group N.V. CVA	7,896	393,912

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

Investments	Shares	Value

Wolters Kluwer N.V.	26,776	$1,955,226

Total Netherlands		16,551,962

New Zealand – 0.4%

Fisher & Paykel Healthcare Corp., Ltd.	77,396	839,589

Mainfreight Ltd.	20,341	508,918

Ryman Healthcare Ltd.	44,241	368,682

Total New Zealand		1,717,189

Norway – 3.3%

Borregaard ASA	20,560	219,495

DNO ASA	247,423	357,276

Grieg Seafood ASA	28,734	351,666

Mowi ASA	166,035	3,835,674

Salmar ASA	50,465	2,216,118

Telenor ASA	436,095	8,761,785

Total Norway		15,742,014

Portugal – 0.4%

Altri, SGPS, S.A.	15,835	105,220

Jeronimo Martins, SGPS, S.A.	111,568	1,882,854

Total Portugal		1,988,074

Singapore – 0.8%

First Resources Ltd.	270,200	312,618

SATS Ltd.	259,700	908,922

Sheng Siong Group Ltd.	512,800	411,605

Singapore Technologies Engineering Ltd.	739,200	2,052,591

Total Singapore		3,685,736

Spain – 6.0%

Amadeus IT Group S.A.	53,000	3,797,341

Cie Automotive S.A.	24,372	611,118

Ence Energia y Celulosa S.A.(a)	128,201	487,779

Faes Farma S.A.	83,135	424,619

Grifols S.A.	48,593	1,432,473

Industria de Diseno Textil S.A.	687,226	21,277,669

Prosegur Cash S.A.(b)	389,303	559,383

Total Spain		28,590,382

Sweden – 2.7%

AAK AB	18,971	368,242

AddTech AB Class B	8,829	229,881

Alfa Laval AB	70,666	1,396,480

Atlas Copco AB Class B	72,296	1,961,786

Beijer Ref AB	13,130	298,866

Bonava AB Class B	31,344	355,452

Epiroc AB Class A	71,768	778,837

Epiroc AB Class B	18,836	194,832

Evolution Gaming Group AB(b)	20,257	398,871

Fagerhult AB	21,623	117,218

Hexpol AB	56,494	434,099

Indutrade AB	18,044	506,516

Lifco AB Class B	8,258	389,880

Loomis AB Class B	9,499	334,276

Mycronic AB	21,095	261,538

Nolato AB Class B	4,385	234,366

Paradox Interactive AB(a)	2,459	33,213

Sandvik AB	221,393	3,453,021

Sectra AB Class B*(a)	1,561	51,599

Sweco AB Class B	18,432	524,157

Thule Group AB(b)	17,440	330,631

Total Sweden		12,653,761

Switzerland – 6.8%

Givaudan S.A. Registered Shares	1,244	3,473,195

Kuehne + Nagel International AG Registered Shares	36,574	5,391,744

Logitech International S.A. Registered Shares	21,351	866,759

Partners Group Holding AG	5,651	4,339,905

Roche Holding AG Bearer Shares	28,116	8,143,109

Schindler Holding AG Participation Certificate	4,237	948,401

Schindler Holding AG Registered Shares	9,632	2,150,211

SFS Group AG	6,915	552,007

SGS S.A. Registered Shares	1,448	3,592,591

Sonova Holding AG Registered Shares	5,468	1,272,202

Straumann Holding AG Registered Shares	1,112	909,762

Temenos AG Registered Shares*	3,468	580,811

Total Switzerland		32,220,697

United Kingdom – 22.7%

Abcam PLC	2,970	41,906

Ashmore Group PLC	111,867	697,539

Ashtead Group PLC	46,100	1,286,156

Barratt Developments PLC	390,835	3,120,935

Brewin Dolphin Holdings PLC	97,509	380,668

British American Tobacco PLC	479,657	17,776,764

Compass Group PLC	154,796	3,992,503

Countryside Properties PLC(b)	103,712	429,422

Croda International PLC	16,505	988,480

Diageo PLC	263,549	10,824,628

Diploma PLC	15,421	316,025

Diversified Gas & Oil PLC	206,682	280,164

Domino’s Pizza Group PLC	90,757	285,080

Dunelm Group PLC	35,553	367,144

Electrocomponents PLC	52,330	415,162

Euromoney Institutional Investor PLC	17,754	323,798

Evraz PLC	739,325	4,260,163

FDM Group Holdings PLC	9,410	85,694

Ferrexpo PLC	84,899	168,597

Fresnillo PLC(a)	88,866	748,607

Games Workshop Group PLC	5,040	293,149

Gamma Communications PLC(a)	10,540	143,522

Greggs PLC	13,125	338,035

Halma PLC	8,054	195,621

Hargreaves Lansdown PLC	50,838	1,302,445

Hays PLC	414,799	770,824

Hill & Smith Holdings PLC	12,477	192,193

HomeServe PLC	36,574	534,532

Howden Joinery Group PLC	72,846	503,060

Intertek Group PLC	10,180	687,205

JD Sports Fashion PLC	19,589	181,384

John Laing Group PLC(b)	53,134	240,301

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

Investments	Shares	Value

Marshalls PLC	46,489	$379,249

Moneysupermarket.com Group PLC	85,275	397,639

Next PLC	20,508	1,563,326

NMC Health PLC(a)	7,082	236,506

Pagegroup PLC	87,855	475,494

RELX PLC	185,866	4,426,248

Renishaw PLC	7,624	344,235

Rightmove PLC	32,968	223,689

Rio Tinto PLC	288,749	14,976,685

Rotork PLC	67,970	260,911

Safestore Holdings PLC	30,878	254,371

Softcat PLC	28,280	349,191

Spirax-Sarco Engineering PLC	5,553	536,830

SSP Group PLC	38,121	291,254

Unilever N.V.	335,916	20,196,789

Unilever PLC	155,600	9,376,370

Unite Group PLC (The)	43,219	581,586

WH Smith PLC	13,248	324,388

Total United Kingdom		107,366,467
TOTAL COMMON STOCKS (Cost: $450,853,356)		465,846,628

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $2,245,332)	77,558	2,232,895

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%

United States – 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $13,041,841)(e)	13,041,841	$13,041,841

TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $466,140,529)		481,121,364

Other Assets less Liabilities – (1.6)%		(7,381,479)

NET ASSETS – 100.0%		$473,739,885
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,298,463 and the total market value of the collateral held by the Fund was $19,314,433. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,272,592.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2019	5,136,756	AUD	3,464,526	USD	$90	$—
Bank of America N.A.	10/3/2019	6,656,038	CHF	6,675,537	USD	99	—
Bank of America N.A.	10/3/2019	43,317,774	DKK	6,325,289	USD	315	—
Bank of America N.A.	10/3/2019	30,123,020	EUR	32,841,863	USD	744	—
Bank of America N.A.	10/3/2019	14,674,558	GBP	18,083,737	USD	448	—
Bank of America N.A.	10/3/2019	1,953,397,060	JPY	18,075,194	USD	411	—
Bank of America N.A.	10/3/2019	31,781,562	NOK	3,498,124	USD	—	(175)
Bank of America N.A.	10/3/2019	513,286	NZD	321,854	USD	9	—
Bank of America N.A.	10/3/2019	24,983,081	SEK	2,541,003	USD	120	—
Bank of America N.A.	10/3/2019	1,068,992	SGD	772,982	USD	32	—
Bank of America N.A.	10/3/2019	3,341,671	USD	4,955,102	AUD	—	(424)
Bank of America N.A.	10/3/2019	6,438,816	USD	6,353,366	CHF	66,743	—
Bank of America N.A.	10/3/2019	6,100,988	USD	41,207,281	DKK	83,575	—
Bank of America N.A.	10/3/2019	31,677,258	USD	28,696,210	EUR	390,277	—
Bank of America N.A.	10/3/2019	17,442,470	USD	14,302,898	GBP	—	(183,700)
Bank of America N.A.	10/3/2019	17,434,230	USD	1,846,370,384	JPY	348,988	—
Bank of America N.A.	10/3/2019	3,374,077	USD	30,703,173	NOK	—	(5,182)
Bank of America N.A.	10/3/2019	310,441	USD	491,810	NZD	2,045	—
Bank of America N.A.	10/3/2019	2,450,896	USD	23,985,007	SEK	11,290	—
Bank of America N.A.	10/3/2019	745,571	USD	1,033,884	SGD	—	(2,056)
Bank of America N.A.	10/4/2019	28,495,625	HKD	3,635,228	USD	—	(241)
Bank of America N.A.	10/4/2019	1,114,483	ILS	320,655	USD	4	—

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2019	3,506,319	USD	27,475,989	HKD	$1,400	$—
Bank of America N.A.	10/4/2019	309,284	USD	1,090,057	ILS	—	(4,347)
Bank of America N.A.	11/5/2019	3,561,973	USD	5,275,239	AUD	—	(184)
Bank of America N.A.	11/5/2019	6,879,914	USD	6,840,513	CHF	582	—
Bank of America N.A.	11/5/2019	6,348,304	USD	43,361,310	DKK	—	(551)
Bank of America N.A.	11/5/2019	33,704,573	USD	30,838,335	EUR	—	(694)
Bank of America N.A.	11/5/2019	18,526,756	USD	15,014,455	GBP	—	(843)
Bank of America N.A.	11/5/2019	3,586,117	USD	28,099,884	HKD	—	(366)
Bank of America N.A.	11/5/2019	354,834	USD	1,231,560	ILS	—	(98)
Bank of America N.A.	11/5/2019	3,377,605	USD	30,668,900	NOK	194	—
Bank of America N.A.	11/5/2019	332,643	USD	530,090	NZD	—	(7)
Bank of America N.A.	11/5/2019	2,696,658	USD	26,457,098	SEK	—	(186)
Bank of America N.A.	11/5/2019	772,134	USD	1,067,459	SGD	—	(64)
Bank of America N.A.	11/6/2019	19,206,069	USD	2,071,057,641	JPY	—	(701)
Barclays Bank PLC	10/3/2019	3,341,671	USD	4,955,190	AUD	—	(483)
Barclays Bank PLC	10/3/2019	6,438,816	USD	6,353,405	CHF	66,704	—
Barclays Bank PLC	10/3/2019	6,100,988	USD	41,207,049	DKK	83,609	—
Barclays Bank PLC	10/3/2019	31,677,258	USD	28,696,756	EUR	389,682	—
Barclays Bank PLC	10/3/2019	17,442,470	USD	14,303,121	GBP	—	(183,975)
Barclays Bank PLC	10/3/2019	17,434,230	USD	1,846,440,121	JPY	348,343	—
Barclays Bank PLC	10/3/2019	3,374,077	USD	30,702,481	NOK	—	(5,106)
Barclays Bank PLC	10/3/2019	310,441	USD	492,650	NZD	1,518	—
Barclays Bank PLC	10/3/2019	2,450,896	USD	23,986,275	SEK	11,161	—
Barclays Bank PLC	10/3/2019	745,571	USD	1,033,913	SGD	—	(2,077)
Barclays Bank PLC	10/4/2019	3,506,319	USD	27,472,746	HKD	1,813	—
Barclays Bank PLC	10/4/2019	309,284	USD	1,090,235	ILS	—	(4,398)
Canadian Imperial Bank of Commerce	10/3/2019	117,005	USD	173,230	AUD	165	—
Canadian Imperial Bank of Commerce	10/3/2019	225,449	USD	222,834	CHF	1,959	—
Canadian Imperial Bank of Commerce	10/3/2019	213,620	USD	1,454,383	DKK	1,240	—
Canadian Imperial Bank of Commerce	10/3/2019	1,109,148	USD	1,011,646	EUR	6,168	—
Canadian Imperial Bank of Commerce	10/3/2019	610,731	USD	493,189	GBP	2,950	—
Canadian Imperial Bank of Commerce	10/3/2019	610,442	USD	65,711,517	JPY	2,386	—
Canadian Imperial Bank of Commerce	10/3/2019	118,140	USD	1,068,602	NOK	527	—
Canadian Imperial Bank of Commerce	10/3/2019	10,870	USD	17,306	NZD	18	—
Canadian Imperial Bank of Commerce	10/3/2019	85,816	USD	835,137	SEK	871	—
Canadian Imperial Bank of Commerce	10/3/2019	26,105	USD	35,983	SGD	85	—
Canadian Imperial Bank of Commerce	10/4/2019	122,770	USD	962,099	HKD	42	—
Canadian Imperial Bank of Commerce	10/4/2019	10,829	USD	37,919	ILS	—	(81)
Citibank N.A.	10/3/2019	5,136,550	AUD	3,464,526	USD	—	(49)
Citibank N.A.	10/3/2019	6,655,951	CHF	6,675,537	USD	11	—
Citibank N.A.	10/3/2019	43,315,914	DKK	6,325,289	USD	44	—
Citibank N.A.	10/3/2019	30,122,439	EUR	32,841,863	USD	111	—
Citibank N.A.	10/3/2019	14,673,856	GBP	18,083,737	USD	—	(418)
Citibank N.A.	10/3/2019	1,953,351,872	JPY	18,075,194	USD	—	(7)
Citibank N.A.	10/3/2019	31,782,325	NOK	3,498,124	USD	—	(91)
Citibank N.A.	10/3/2019	513,274	NZD	321,854	USD	1	—
Citibank N.A.	10/3/2019	24,981,990	SEK	2,541,003	USD	10	—
Citibank N.A.	10/3/2019	1,068,972	SGD	772,982	USD	18	—
Citibank N.A.	10/3/2019	3,341,671	USD	4,955,322	AUD	—	(572)
Citibank N.A.	10/3/2019	6,438,816	USD	6,353,148	CHF	66,963	—
Citibank N.A.	10/3/2019	6,100,988	USD	41,206,286	DKK	83,720	—
Citibank N.A.	10/3/2019	31,677,258	USD	28,697,302	EUR	389,087	—
Citibank N.A.	10/3/2019	17,442,470	USD	14,303,226	GBP	—	(184,105)
Citibank N.A.	10/3/2019	17,434,230	USD	1,846,461,042	JPY	348,149	—

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/3/2019	3,374,077	USD	30,702,410	NOK	$—	$(5,098)
Citibank N.A.	10/3/2019	310,441	USD	491,802	NZD	2,050	—
Citibank N.A.	10/3/2019	2,450,896	USD	23,986,380	SEK	11,151	—
Citibank N.A.	10/3/2019	745,571	USD	1,033,892	SGD	—	(2,062)
Citibank N.A.	10/4/2019	28,496,654	HKD	3,635,228	USD	—	(110)
Citibank N.A.	10/4/2019	1,114,435	ILS	320,655	USD	—	(10)
Citibank N.A.	10/4/2019	3,506,319	USD	27,474,871	HKD	1,542	—
Citibank N.A.	10/4/2019	309,284	USD	1,090,158	ILS	—	(4,376)
Citibank N.A.	11/5/2019	3,561,973	USD	5,275,356	AUD	—	(263)
Citibank N.A.	11/5/2019	6,879,914	USD	6,840,664	CHF	430	—
Citibank N.A.	11/5/2019	6,348,304	USD	43,361,157	DKK	—	(528)
Citibank N.A.	11/5/2019	33,704,573	USD	30,838,871	EUR	—	(1,280)
Citibank N.A.	11/5/2019	18,526,756	USD	15,013,785	GBP	—	(17)
Citibank N.A.	11/5/2019	3,586,117	USD	28,097,445	HKD	—	(55)
Citibank N.A.	11/5/2019	354,834	USD	1,231,294	ILS	—	(22)
Citibank N.A.	11/5/2019	3,377,605	USD	30,671,234	NOK	—	(63)
Citibank N.A.	11/5/2019	332,643	USD	530,124	NZD	—	(28)
Citibank N.A.	11/5/2019	2,696,658	USD	26,456,634	SEK	—	(139)
Citibank N.A.	11/5/2019	772,134	USD	1,067,437	SGD	—	(49)
Citibank N.A.	11/6/2019	19,206,069	USD	2,071,059,562	JPY	—	(719)
Goldman Sachs	10/3/2019	5,136,725	AUD	3,464,526	USD	69	—
Goldman Sachs	10/3/2019	6,655,978	CHF	6,675,537	USD	38	—
Goldman Sachs	10/3/2019	43,316,142	DKK	6,325,289	USD	77	—
Goldman Sachs	10/3/2019	30,123,020	EUR	32,841,863	USD	744	—
Goldman Sachs	10/3/2019	14,674,439	GBP	18,083,737	USD	302	—
Goldman Sachs	10/3/2019	1,953,393,445	JPY	18,075,194	USD	378	—
Goldman Sachs	10/3/2019	31,782,160	NOK	3,498,124	USD	—	(109)
Goldman Sachs	10/3/2019	513,282	NZD	321,854	USD	6	—
Goldman Sachs	10/3/2019	24,982,316	SEK	2,541,003	USD	43	—
Goldman Sachs	10/3/2019	1,068,979	SGD	772,982	USD	23	—
Goldman Sachs	10/3/2019	3,341,671	USD	4,955,146	AUD	—	(454)
Goldman Sachs	10/3/2019	6,438,816	USD	6,353,360	CHF	66,749	—
Goldman Sachs	10/3/2019	6,100,988	USD	41,207,159	DKK	83,592	—
Goldman Sachs	10/3/2019	31,677,258	USD	28,696,600	EUR	389,852	—
Goldman Sachs	10/3/2019	17,442,470	USD	14,303,097	GBP	—	(183,946)
Goldman Sachs	10/3/2019	17,434,230	USD	1,846,394,792	JPY	348,762	—
Goldman Sachs	10/3/2019	3,374,077	USD	30,702,822	NOK	—	(5,144)
Goldman Sachs	10/3/2019	310,441	USD	491,806	NZD	2,048	—
Goldman Sachs	10/3/2019	2,450,896	USD	23,986,049	SEK	11,184	—
Goldman Sachs	10/3/2019	745,571	USD	1,033,939	SGD	—	(2,096)
Goldman Sachs	10/4/2019	28,497,043	HKD	3,635,228	USD	—	(60)
Goldman Sachs	10/4/2019	1,114,452	ILS	320,655	USD	—	(5)
Goldman Sachs	10/4/2019	3,506,319	USD	27,476,220	HKD	1,370	—
Goldman Sachs	10/4/2019	309,284	USD	1,089,929	ILS	—	(4,310)
Goldman Sachs	11/5/2019	3,561,973	USD	5,275,231	AUD	—	(178)
Goldman Sachs	11/5/2019	6,879,914	USD	6,840,822	CHF	271	—
Goldman Sachs	11/5/2019	6,348,304	USD	43,360,084	DKK	—	(371)
Goldman Sachs	11/5/2019	33,704,573	USD	30,838,927	EUR	—	(1,342)
Goldman Sachs	11/5/2019	18,526,756	USD	15,014,357	GBP	—	(723)
Goldman Sachs	11/5/2019	3,586,117	USD	28,101,161	HKD	—	(529)
Goldman Sachs	11/5/2019	354,834	USD	1,231,281	ILS	—	(18)
Goldman Sachs	11/5/2019	3,377,605	USD	30,670,254	NOK	44	—
Goldman Sachs	11/5/2019	332,643	USD	530,097	NZD	—	(11)
Goldman Sachs	11/5/2019	2,696,658	USD	26,456,337	SEK	—	(109)

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	11/5/2019	772,134	USD	1,067,484	SGD	$—	$(82)
Goldman Sachs	11/6/2019	19,206,069	USD	2,071,055,720	JPY	—	(683)
JP Morgan Chase Bank N.A.	10/3/2019	5,136,702	AUD	3,464,526	USD	54	—
JP Morgan Chase Bank N.A.	10/3/2019	6,656,038	CHF	6,675,537	USD	99	—
JP Morgan Chase Bank N.A.	10/3/2019	43,316,572	DKK	6,325,289	USD	140	—
JP Morgan Chase Bank N.A.	10/3/2019	30,122,937	EUR	32,841,863	USD	653	—
JP Morgan Chase Bank N.A.	10/3/2019	14,674,499	GBP	18,083,737	USD	375	—
JP Morgan Chase Bank N.A.	10/3/2019	1,953,388,023	JPY	18,075,194	USD	327	—
JP Morgan Chase Bank N.A.	10/3/2019	31,782,395	NOK	3,498,124	USD	—	(83)
JP Morgan Chase Bank N.A.	10/3/2019	513,280	NZD	321,854	USD	5	—
JP Morgan Chase Bank N.A.	10/3/2019	24,982,377	SEK	2,541,003	USD	49	—
JP Morgan Chase Bank N.A.	10/3/2019	1,068,953	SGD	772,982	USD	4	—
JP Morgan Chase Bank N.A.	10/4/2019	28,496,760	HKD	3,635,228	USD	—	(96)
JP Morgan Chase Bank N.A.	10/4/2019	1,114,435	ILS	320,655	USD	—	(10)
JP Morgan Chase Bank N.A.	11/5/2019	3,561,973	USD	5,275,239	AUD	—	(184)
JP Morgan Chase Bank N.A.	11/5/2019	6,879,914	USD	6,840,616	CHF	478	—
JP Morgan Chase Bank N.A.	11/5/2019	6,348,304	USD	43,360,249	DKK	—	(395)
JP Morgan Chase Bank N.A.	11/5/2019	33,704,573	USD	30,838,504	EUR	—	(879)
JP Morgan Chase Bank N.A.	11/5/2019	18,526,756	USD	15,014,442	GBP	—	(828)
JP Morgan Chase Bank N.A.	11/5/2019	3,586,117	USD	28,098,640	HKD	—	(207)
JP Morgan Chase Bank N.A.	11/5/2019	354,834	USD	1,231,306	ILS	—	(25)
JP Morgan Chase Bank N.A.	11/5/2019	3,377,605	USD	30,670,950	NOK	—	(32)
JP Morgan Chase Bank N.A.	11/5/2019	332,643	USD	530,119	NZD	—	(25)
JP Morgan Chase Bank N.A.	11/5/2019	2,696,658	USD	26,456,388	SEK	—	(114)
JP Morgan Chase Bank N.A.	11/5/2019	772,134	USD	1,067,401	SGD	—	(23)
JP Morgan Chase Bank N.A.	11/6/2019	19,206,069	USD	2,071,057,641	JPY	—	(701)
Morgan Stanley & Co. International	10/3/2019	3,913,789	AUD	2,639,643	USD	112	—
Morgan Stanley & Co. International	10/3/2019	5,070,239	CHF	5,086,128	USD	—	(960)
Morgan Stanley & Co. International	10/3/2019	33,005,332	DKK	4,819,269	USD	431	—
Morgan Stanley & Co. International	10/3/2019	22,951,548	EUR	25,022,374	USD	1,301	—
Morgan Stanley & Co. International	10/3/2019	11,185,029	GBP	13,778,088	USD	5,778	—
Morgan Stanley & Co. International	10/3/2019	1,488,183,208	JPY	13,771,581	USD	—	(796)
Morgan Stanley & Co. International	10/3/2019	24,217,224	NOK	2,665,240	USD	161	—
Morgan Stanley & Co. International	10/3/2019	391,205	NZD	245,224	USD	86	—
Morgan Stanley & Co. International	10/3/2019	19,036,466	SEK	1,936,004	USD	267	—
Morgan Stanley & Co. International	10/3/2019	814,599	SGD	588,939	USD	118	—
Morgan Stanley & Co. International	10/3/2019	175,508	USD	258,005	AUD	1,490	—
Morgan Stanley & Co. International	10/3/2019	338,173	USD	335,408	CHF	1,777	—
Morgan Stanley & Co. International	10/3/2019	320,430	USD	2,162,156	DKK	4,695	—
Morgan Stanley & Co. International	10/3/2019	1,663,722	USD	1,503,467	EUR	24,518	—
Morgan Stanley & Co. International	10/3/2019	916,096	USD	733,106	GBP	12,653	—
Morgan Stanley & Co. International	10/3/2019	915,663	USD	98,829,979	JPY	1,148	—
Morgan Stanley & Co. International	10/3/2019	177,210	USD	1,588,672	NOK	2,357	—
Morgan Stanley & Co. International	10/3/2019	16,305	USD	25,848	NZD	97	—
Morgan Stanley & Co. International	10/3/2019	128,724	USD	1,246,662	SEK	1,921	—
Morgan Stanley & Co. International	10/3/2019	39,158	USD	53,965	SGD	135	—
Morgan Stanley & Co. International	10/4/2019	21,712,980	HKD	2,769,700	USD	73	—
Morgan Stanley & Co. International	10/4/2019	849,062	ILS	244,309	USD	—	(17)
Morgan Stanley & Co. International	10/4/2019	184,155	USD	1,442,335	HKD	166	—
Morgan Stanley & Co. International	10/4/2019	16,244	USD	57,033	ILS	—	(166)
Morgan Stanley & Co. International	11/5/2019	2,713,885	USD	4,019,320	AUD	—	(200)
Morgan Stanley & Co. International	11/5/2019	5,241,842	USD	5,210,889	CHF	1,382	—
Morgan Stanley & Co. International	11/5/2019	4,836,807	USD	33,040,616	DKK	—	(917)
Morgan Stanley & Co. International	11/5/2019	25,679,677	USD	23,497,532	EUR	—	(2,338)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	11/5/2019	14,115,624	USD	11,444,296	GBP	$—	$(6,456)
Morgan Stanley & Co. International	11/5/2019	2,732,283	USD	21,409,339	HKD	—	(263)
Morgan Stanley & Co. International	11/5/2019	270,351	USD	938,095	ILS	—	(5)
Morgan Stanley & Co. International	11/5/2019	2,573,416	USD	23,370,444	NOK	—	(253)
Morgan Stanley & Co. International	11/5/2019	253,447	USD	404,035	NZD	—	(99)
Morgan Stanley & Co. International	11/5/2019	2,054,598	USD	20,159,855	SEK	—	(351)
Morgan Stanley & Co. International	11/5/2019	588,296	USD	813,457	SGD	—	(158)
Morgan Stanley & Co. International	11/6/2019	14,633,196	USD	1,577,787,775	JPY	959	—
Societe Generale	10/2/2019	94,168	CHF	94,441	USD	—	(5)
Societe Generale	10/2/2019	31,116,222	JPY	287,927	USD	—	(13)
Societe Generale	10/2/2019	153,543	NZD	96,287	USD	—	(8)
UBS AG	10/3/2019	2,546,037	USD	3,775,374	AUD	—	(361)
UBS AG	10/3/2019	292,513	USD	426,327	AUD	4,966	—
UBS AG	10/3/2019	4,905,768	USD	4,840,590	CHF	50,926	—
UBS AG	10/3/2019	563,622	USD	554,827	CHF	7,162	—
UBS AG	10/3/2019	4,648,373	USD	31,395,316	DKK	63,780	—
UBS AG	10/3/2019	534,050	USD	3,599,983	DKK	8,352	—
UBS AG	10/3/2019	24,135,055	USD	21,864,057	EUR	297,052	—
UBS AG	10/3/2019	2,772,869	USD	2,505,466	EUR	41,203	—
UBS AG	10/3/2019	13,289,502	USD	10,897,599	GBP	—	(140,149)
UBS AG	10/3/2019	1,526,827	USD	1,238,652	GBP	375	—
UBS AG	10/3/2019	13,283,226	USD	1,406,680,350	JPY	266,621	—
UBS AG	10/3/2019	1,526,106	USD	162,661,991	JPY	20,926	—
UBS AG	10/3/2019	2,570,728	USD	23,392,532	NOK	—	(3,906)
UBS AG	10/3/2019	295,350	USD	2,647,776	NOK	3,930	—
UBS AG	10/3/2019	236,527	USD	374,703	NZD	1,565	—
UBS AG	10/3/2019	27,174	USD	42,205	NZD	709	—
UBS AG	10/3/2019	1,867,353	USD	18,274,477	SEK	8,587	—
UBS AG	10/3/2019	214,539	USD	2,060,120	SEK	4,996	—
UBS AG	10/3/2019	568,056	USD	787,873	SGD	—	(1,675)
UBS AG	10/3/2019	65,264	USD	90,032	SGD	160	—
UBS AG	10/4/2019	2,671,485	USD	20,934,077	HKD	1,072	—
UBS AG	10/4/2019	306,926	USD	2,405,276	HKD	102	—
UBS AG	10/4/2019	235,647	USD	830,632	ILS	—	(3,342)
UBS AG	10/4/2019	27,073	USD	95,137	ILS	—	(300)
						$4,481,739	$(962,510)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.7%

Japan – 98.7%

Air Freight & Logistics – 0.0%

Kintetsu World Express, Inc.	38,100	$535,145

Airlines – 0.4%

Japan Airlines Co., Ltd.	328,300	9,757,109

Auto Components – 5.6%

Ahresty Corp.	11,200	57,516

Aisan Industry Co., Ltd.	49,600	420,848

Aisin Seiki Co., Ltd.	358,008	11,246,238

Bridgestone Corp.	878,885	34,025,027

Daido Metal Co., Ltd.	49,700	293,394

Daikyonishikawa Corp.	87,000	638,362

Denso Corp.	756,979	33,262,950

Eagle Industry Co., Ltd.	70,500	643,192

Exedy Corp.	49,600	967,906

FCC Co., Ltd.	46,900	902,632

Futaba Industrial Co., Ltd.	49,600	344,664

G-Tekt Corp.(a)	49,700	771,195

H-One Co., Ltd.	49,600	290,968

Kasai Kogyo Co., Ltd.	35,500	253,583

Keihin Corp.	49,700	728,887

Koito Manufacturing Co., Ltd.	80,901	3,952,415

Mitsuba Corp.	26,800	156,225

Musashi Seimitsu Industry Co., Ltd.(a)	51,500	653,310

NGK Spark Plug Co., Ltd.(a)	219,764	4,184,819

NHK Spring Co., Ltd.(a)	170,000	1,296,137

Nifco, Inc.	74,690	1,783,714

Nippon Piston Ring Co., Ltd.	29,400	343,850

Nissin Kogyo Co., Ltd.	85,000	1,189,961

NOK Corp.(a)	158,100	2,343,523

Pacific Industrial Co., Ltd.	55,500	810,867

Piolax, Inc.(a)	49,700	850,752

Press Kogyo Co., Ltd.	74,700	311,034

Sanoh Industrial Co., Ltd.(a)	49,600	281,331

Shoei Co., Ltd.(a)	16,700	699,986

Showa Corp.	49,600	714,570

Stanley Electric Co., Ltd.	107,007	2,827,777

Sumitomo Electric Industries Ltd.(a)	867,683	11,007,110

Sumitomo Riko Co., Ltd.(a)	86,900	693,914

Sumitomo Rubber Industries Ltd.	359,891	4,269,075

T. RAD Co., Ltd.	20,500	334,032

Tachi-S Co., Ltd.	49,600	600,294

Taiho Kogyo Co., Ltd.	68,800	490,178

Tokai Rika Co., Ltd.(a)	132,614	2,240,603

Topre Corp.	49,600	782,035

Toyo Tire Corp.	121,500	1,535,684

Toyoda Gosei Co., Ltd.	116,800	2,337,621

Toyota Boshoku Corp.	225,036	3,146,235

TPR Co., Ltd.	49,594	789,741

TS Tech Co., Ltd.	51,532	1,563,960

Unipres Corp.	51,500	806,750

Yokohama Rubber Co., Ltd. (The)	169,700	3,393,215

Yorozu Corp.	49,600	597,082

Total Auto Components		141,835,162

Automobiles – 12.8%

Honda Motor Co., Ltd.	2,221,447	$57,522,271

Isuzu Motors Ltd.	790,400	8,706,650

Mazda Motor Corp.(a)	620,215	5,506,327

Mitsubishi Motors Corp.(a)	1,799,601	7,809,511

Nissan Motor Co., Ltd.(a)	9,732,704	60,706,137

Subaru Corp.	1,320,967	37,156,972

Suzuki Motor Corp.(a)	214,136	9,088,520

Toyota Motor Corp.	1,949,270	130,149,732

Yamaha Motor Co., Ltd.	500,700	9,071,206

Total Automobiles		325,717,326

Banks – 8.6%

Mitsubishi UFJ Financial Group, Inc.	18,268,722	92,700,135

Mizuho Financial Group, Inc.	38,245,644	58,602,625

Sumitomo Mitsui Financial Group, Inc.(a)	1,931,600	66,039,898

Total Banks		217,342,658

Beverages – 1.4%

Asahi Group Holdings Ltd.	295,600	14,632,986

Kirin Holdings Co., Ltd.	618,845	13,101,248

Suntory Beverage & Food Ltd.	156,100	6,672,977

Takara Holdings, Inc.	87,400	864,498

Total Beverages		35,271,709

Building Products – 1.6%

AGC, Inc.	213,947	6,631,714

Aica Kogyo Co., Ltd.	49,600	1,459,431

Central Glass Co., Ltd.	39,900	836,211

Daikin Industries Ltd.	103,649	13,599,286

LIXIL Group Corp.(a)	445,600	7,833,819

Nippon Sheet Glass Co., Ltd.	99,500	594,744

Nitto Boseki Co., Ltd.(a)	25,800	793,754

Noritz Corp.	47,200	547,227

Okabe Co., Ltd.	56,100	444,855

Sanwa Holdings Corp.	200,131	2,236,949

TOTO Ltd.(a)	118,600	4,438,927

Total Building Products		39,416,917

Capital Markets – 0.6%

GCA Corp.	60,500	433,842

Monex Group, Inc.(a)	97,096	279,407

Nomura Holdings, Inc.(a)	1,959,245	8,301,071

SBI Holdings, Inc.	275,800	5,897,514

Sparx Group Co., Ltd.(a)	207,600	478,301

Total Capital Markets		15,390,135

Chemicals – 7.3%

ADEKA Corp.	49,600	614,980

Arakawa Chemical Industries Ltd.	49,600	673,266

Asahi Kasei Corp.(a)	1,264,322	12,447,269

Chugoku Marine Paints Ltd.(a)	22,900	187,099

Daicel Corp.	322,642	2,725,627

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	37,800	1,108,730

Denka Co., Ltd.	92,515	2,543,253

DIC Corp.	130,153	3,610,444

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

Fujimi, Inc.(a)	50,600	$1,187,338

Fujimori Kogyo Co., Ltd.	36,300	1,073,130

Fuso Chemical Co., Ltd.	15,300	339,623

Hitachi Chemical Co., Ltd.	118,415	3,862,252

JCU Corp.	26,600	535,569

JSP Corp.(a)	50,600	832,916

JSR Corp.	263,000	4,207,513

Kaneka Corp.	51,600	1,606,607

Kansai Paint Co., Ltd.(a)	113,400	2,634,720

KH Neochem Co., Ltd.	20,000	435,438

Kumiai Chemical Industry Co., Ltd.(a)	27,300	235,173

Kuraray Co., Ltd.	371,237	4,558,237

Kureha Corp.(a)	16,700	993,579

Lintec Corp.	51,547	1,019,255

Mitsubishi Chemical Holdings Corp.	2,491,163	17,751,049

Mitsubishi Gas Chemical Co., Inc.	341,482	4,556,253

Mitsui Chemicals, Inc.	240,315	5,372,205

Moriroku Holdings Co., Ltd.(a)	47,300	1,068,763

Nihon Nohyaku Co., Ltd.(a)	106,600	483,313

Nihon Parkerizing Co., Ltd.	51,500	558,006

Nippon Kayaku Co., Ltd.	127,100	1,517,085

Nippon Paint Holdings Co., Ltd.	101,600	5,273,893

Nippon Shokubai Co., Ltd.(a)	40,700	2,312,265

Nippon Soda Co., Ltd.	45,300	1,093,990

Nissan Chemical Corp.(a)	72,953	3,034,224

Nitto Denko Corp.	185,674	8,940,527

NOF Corp.(a)	49,600	1,631,534

Okamoto Industries, Inc.(a)	27,700	1,017,525

Osaka Soda Co., Ltd.(a)	43,400	1,111,956

Riken Technos Corp.	152,300	644,007

Sakata INX Corp.	51,500	533,227

Sanyo Chemical Industries Ltd.	24,600	1,058,432

Shikoku Chemicals Corp.	51,500	538,945

Shin-Etsu Chemical Co., Ltd.	277,879	29,722,704

Showa Denko K.K.	168,031	4,392,205

Sumitomo Bakelite Co., Ltd.	37,700	1,472,070

Sumitomo Chemical Co., Ltd.(a)	2,240,485	10,054,455

Sumitomo Seika Chemicals Co., Ltd.(a)	16,800	495,878

T Hasegawa Co., Ltd.(a)	23,400	431,950

Taiyo Holdings Co., Ltd.	49,626	1,669,123

Taiyo Nippon Sanso Corp.(a)	143,953	2,907,697

Takasago International Corp.	26,200	633,939

Tayca Corp.(a)	21,000	379,875

Teijin Ltd.	226,600	4,352,733

Tokai Carbon Co., Ltd.(a)	117,900	1,185,818

Tokuyama Corp.	43,700	1,001,572

Tokyo Ohka Kogyo Co., Ltd.	40,200	1,491,575

Toray Industries, Inc.	1,035,318	7,683,817

Tosoh Corp.	382,107	5,048,798

Toyo Ink SC Holdings Co., Ltd.	99,400	2,253,343

Toyobo Co., Ltd.	82,151	1,077,104

Ube Industries Ltd.	110,700	2,231,925

Zeon Corp.	132,200	1,610,987

Total Chemicals		186,026,785

Commercial Services & Supplies – 0.2%

Mitsubishi Pencil Co., Ltd.	49,600	$786,165

Park24 Co., Ltd.	141,200	3,276,702

Pilot Corp.	26,800	991,904

Sato Holdings Corp.(a)	35,700	963,892

Total Commercial Services & Supplies		6,018,663

Construction & Engineering – 0.7%

JGC Corp.(a)	152,700	1,996,439

Kajima Corp.	510,400	6,691,990

Obayashi Corp.	704,700	7,016,028

Penta-Ocean Construction Co., Ltd.	331,900	1,836,467

Taikisha Ltd.	44,300	1,334,226

Total Construction & Engineering		18,875,150

Construction Materials – 0.1%

Krosaki Harima Corp.(a)	21,400	1,118,760

Taiheiyo Cement Corp.	92,700	2,479,720

Total Construction Materials		3,598,480

Consumer Finance – 0.2%

AEON Financial Service Co., Ltd.(a)	275,900	4,150,945

J Trust Co., Ltd.(a)	51,500	189,179

Total Consumer Finance		4,340,124

Containers & Packaging – 0.0%

Fuji Seal International, Inc.	15,582	393,461

Electrical Equipment – 1.8%

Daihen Corp.	39,700	1,199,357

Denyo Co., Ltd.(a)	42,100	685,208

Fuji Electric Co., Ltd.	97,273	2,974,668

Fujikura Ltd.(a)	264,277	1,012,359

Furukawa Electric Co., Ltd.	52,281	1,257,260

GS Yuasa Corp.	49,584	856,566

Idec Corp.(a)	23,400	424,588

Mabuchi Motor Co., Ltd.	55,100	2,052,070

Mitsubishi Electric Corp.	1,861,714	24,676,431

Nidec Corp.(a)	64,158	8,619,701

Nippon Carbon Co., Ltd.(a)	13,500	476,544

Nissin Electric Co., Ltd.	73,300	889,163

Sanyo Denki Co., Ltd.	11,900	519,713

SEC Carbon Ltd.(a)	3,500	264,585

Sinfonia Technology Co., Ltd.	28,100	311,226

Tatsuta Electric Wire and Cable Co., Ltd.(a)	59,900	256,061

Toyo Tanso Co., Ltd.	14,700	315,967

Total Electrical Equipment		46,791,467

Electronic Equipment, Instruments & Components – 4.6%

Ai Holdings Corp.	49,100	838,210

Alps Alpine Co., Ltd.	152,100	2,838,637

Amano Corp.	49,633	1,510,919

Anritsu Corp.(a)	49,600	972,495

Canon Electronics, Inc.	49,600	841,238

Citizen Watch Co., Ltd.(a)	354,785	1,733,301

Dexerials Corp.(a)	108,300	801,665

ESPEC Corp.	41,200	716,306

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

Hakuto Co., Ltd.	49,619	$538,084

Hamamatsu Photonics K.K.	60,000	2,226,232

Hirose Electric Co., Ltd.(a)	31,760	3,890,839

Hitachi High-Technologies Corp.	75,919	4,383,387

Hitachi Ltd.	670,005	24,940,367

Horiba Ltd.	36,500	2,107,425

Ibiden Co., Ltd.	83,501	1,680,450

Iriso Electronics Co., Ltd.	20,000	958,594

Japan Aviation Electronics Industry Ltd.	49,800	705,471

Kaga Electronics Co., Ltd.	51,500	921,115

Keyence Corp.	11,720	7,254,851

Koa Corp.	34,400	422,699

Kyosan Electric Manufacturing Co., Ltd.	49,600	168,890

Macnica Fuji Electronics Holdings, Inc.(a)	64,500	828,369

Marubun Corp.	49,600	250,123

Meiko Electronics Co., Ltd.	28,800	396,791

Murata Manufacturing Co., Ltd.	424,768	20,378,645

Nippon Electric Glass Co., Ltd.	116,060	2,581,617

Nissha Co., Ltd.	49,600	491,525

Ohara, Inc.(a)	24,000	331,325

Oki Electric Industry Co., Ltd.	79,430	1,081,115

Omron Corp.(a)	105,800	5,785,593

Optex Group Co., Ltd.	32,100	477,008

Osaki Electric Co., Ltd.	51,500	314,027

Restar Holdings Corp.(a)	57,700	934,839

Riken Keiki Co., Ltd.	38,300	735,700

Ryoden Corp.	50,400	702,312

Ryosan Co., Ltd.	49,645	1,260,475

Sanshin Electronics Co., Ltd.	42,254	588,800

Satori Electric Co., Ltd.	49,600	369,906

Shimadzu Corp.	102,200	2,579,705

Siix Corp.(a)	24,200	328,489

Sumida Corp.(a)	49,600	458,941

Taiyo Yuden Co., Ltd.(a)	51,500	1,252,774

TDK Corp.	80,368	7,190,919

Topcon Corp.	49,600	657,662

V Technology Co., Ltd.(a)	14,000	680,083

Yaskawa Electric Corp.(a)	120,800	4,431,848

Yokogawa Electric Corp.(a)	131,738	2,409,864

Total Electronic Equipment, Instruments & Components		117,949,630

Energy Equipment & Services – 0.0%

Modec, Inc.	27,800	676,254

Entertainment – 1.9%

Capcom Co., Ltd.	59,500	1,576,206

GungHo Online Entertainment, Inc.	25,949	588,249

Koei Tecmo Holdings Co., Ltd.	105,140	2,283,262

Konami Holdings Corp.	101,500	4,902,429

Nintendo Co., Ltd.	93,500	34,622,901

Square Enix Holdings Co., Ltd.(a)	51,500	2,501,735

Toei Animation Co., Ltd.	21,700	984,858

Total Entertainment		47,459,640

Food & Staples Retailing – 1.1%

Ministop Co., Ltd.	49,600	638,386

Seven & I Holdings Co., Ltd.	692,124	26,461,776

Total Food & Staples Retailing		27,100,162

Food Products – 0.9%

Ajinomoto Co., Inc.	291,113	5,494,985

Ariake Japan Co., Ltd.	12,300	958,279

Fuji Oil Holdings, Inc.(a)	49,000	1,419,107

Kagome Co., Ltd.	21,500	542,896

Kikkoman Corp.(a)	51,500	2,458,848

Nippon Suisan Kaisha Ltd.	111,200	628,667

Nisshin Oillio Group Ltd. (The)	46,581	1,461,111

Nissin Foods Holdings Co., Ltd.	49,600	3,579,736

Sakata Seed Corp.	36,539	1,247,550

Toyo Suisan Kaisha Ltd.	52,100	2,087,375

Yakult Honsha Co., Ltd.(a)	39,787	2,223,581

Total Food Products		22,102,135

Health Care Equipment & Supplies – 1.1%

Asahi Intecc Co., Ltd.	27,200	714,008

Hoya Corp.	130,157	10,620,907

Jeol Ltd.(a)	10,200	241,893

Nakanishi, Inc.	49,600	781,576

Nihon Kohden Corp.	35,700	1,048,786

Nikkiso Co., Ltd.	70,300	749,346

Nipro Corp.(a)	129,800	1,456,835

Olympus Corp.	237,500	3,199,630

Sysmex Corp.	56,360	3,771,413

Terumo Corp.	202,512	6,520,858

Total Health Care Equipment & Supplies		29,105,252

Health Care Technology – 0.1%

M3, Inc.	74,700	1,798,468

Hotels, Restaurants & Leisure – 0.0%

Aeon Fantasy Co., Ltd.	13,800	378,470

Saizeriya Co., Ltd.	4,800	123,337

Total Hotels, Restaurants & Leisure		501,807

Household Durables – 2.5%

Casio Computer Co., Ltd.(a)	275,157	4,264,520

Fujitsu General Ltd.(a)	49,600	825,634

JVCKenwood Corp.	117,600	347,115

Nikon Corp.(a)	507,800	6,333,698

Panasonic Corp.(a)	2,633,570	21,336,608

Rinnai Corp.(a)	30,700	2,062,290

Sekisui Chemical Co., Ltd.	413,000	6,393,236

Sharp Corp.(a)	307,700	3,402,281

Sony Corp.	247,400	14,529,242

Sumitomo Forestry Co., Ltd.(a)	196,700	2,613,566

Tamron Co., Ltd.	37,600	806,447

Toa Corp.	36,200	409,312

Zojirushi Corp.(a)	39,300	518,909

Total Household Durables		63,842,858

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

Household Products – 0.3%

Lion Corp.	92,600	$1,825,867

Pigeon Corp.(a)	61,600	2,539,237

Unicharm Corp.	139,200	4,404,941

Total Household Products		8,770,045

Independent Power & Renewable Electricity Producers – 0.2%

Electric Power Development Co., Ltd.	167,100	3,811,256

Industrial Conglomerates – 0.3%

Nisshinbo Holdings, Inc.	175,024	1,363,592

Toshiba Corp.	172,100	5,254,962

Total Industrial Conglomerates		6,618,554

Insurance – 2.8%

Dai-ichi Life Holdings, Inc.	1,199,000	18,072,366

Sompo Holdings, Inc.	364,500	15,234,296

Tokio Marine Holdings, Inc.	729,000	38,981,180

Total Insurance		72,287,842

Internet & Direct Marketing Retail – 0.1%

Rakuten, Inc.	170,300	1,678,182

IT Services – 0.7%

Fujitsu Ltd.	125,232	10,028,989

NTT Data Corp.	539,700	6,961,293

Total IT Services		16,990,282

Leisure Products – 0.8%

Bandai Namco Holdings, Inc.(a)	179,200	11,159,066

Mizuno Corp.	42,600	1,103,678

Shimano, Inc.	31,700	4,775,165

Tomy Co., Ltd.	35,700	407,953

Universal Entertainment Corp.	37,400	1,207,735

Yamaha Corp.	63,507	2,849,956

Total Leisure Products		21,503,553

Machinery – 8.9%

Aida Engineering Ltd.	49,600	400,655

Amada Holdings Co., Ltd.	442,493	4,765,782

Anest Iwata Corp.	49,600	435,076

Asahi Diamond Industrial Co., Ltd.(a)	7,200	41,038

Bando Chemical Industries Ltd.	49,600	378,167

CKD Corp.(a)	51,500	611,853

Daifuku Co., Ltd.(a)	61,100	3,148,989

DMG Mori Co., Ltd.	130,100	1,843,008

Ebara Corp.	64,231	1,709,855

FANUC Corp.	322,389	60,674,460

Fujitec Co., Ltd.	49,600	638,845

Furukawa Co., Ltd.	49,600	666,841

Glory Ltd.	51,500	1,443,858

Harmonic Drive Systems, Inc.(a)	31,200	1,356,835

Hino Motors Ltd.	599,410	4,936,154

Hirata Corp.	7,400	482,036

Hitachi Construction Machinery Co., Ltd.(a)	236,100	5,690,867

Hitachi Zosen Corp.	119,900	389,405

Hokuetsu Industries Co., Ltd.	49,600	570,463

Hoshizaki Corp.	24,169	1,898,633

IHI Corp.(a)	131,900	2,865,614

Iseki & Co., Ltd.	49,600	673,266

Japan Steel Works Ltd. (The)(a)	64,100	1,231,289

JTEKT Corp.(a)	358,678	4,111,978

Juki Corp.(a)	24,600	205,541

Kawasaki Heavy Industries Ltd.(a)	134,851	2,984,627

Kito Corp.(a)	34,300	491,610

Kitz Corp.	84,400	561,495

Komatsu Ltd.	1,324,206	30,325,328

Kubota Corp.	765,002	11,569,704

Kurita Water Industries Ltd.(a)	63,400	1,697,120

Makino Milling Machine Co., Ltd.	21,400	930,650

Makita Corp.	150,838	4,745,308

Max Co., Ltd.	49,600	831,141

Meidensha Corp.	36,900	632,669

MINEBEA MITSUMI, Inc.(a)	211,001	3,340,483

MISUMI Group, Inc.(a)	73,500	1,729,452

Mitsubishi Heavy Industries Ltd.	279,119	10,929,740

Mitsubishi Logisnext Co., Ltd.	26,700	252,486

Mitsuboshi Belting Ltd.	50,800	832,918

Miura Co., Ltd.(a)	37,200	1,036,058

Nabtesco Corp.	97,200	3,008,411

Nachi-Fujikoshi Corp.	31,400	1,406,209

NGK Insulators Ltd.(a)	321,575	4,579,264

Nippon Thompson Co., Ltd.	59,900	249,410

Nissei ASB Machine Co., Ltd.(a)	24,000	752,811

Nitta Corp.	50,400	1,341,668

Nitto Kohki Co., Ltd.	43,900	858,299

NSK Ltd.(a)	737,866	6,212,890

NTN Corp.(a)	781,600	2,241,925

Obara Group, Inc.(a)	35,900	1,212,445

Oiles Corp.	49,600	722,372

OKUMA Corp.	24,900	1,347,814

Organo Corp.(a)	16,400	726,866

OSG Corp.	59,224	1,224,209

Ryobi Ltd.	51,500	861,073

Shibuya Corp.	25,100	670,727

Shima Seiki Manufacturing Ltd.(a)	23,700	543,187

Shinmaywa Industries Ltd.(a)	86,900	1,014,738

SMC Corp.	21,851	9,320,667

Sodick Co., Ltd.(a)	9,800	70,003

Star Micronics Co., Ltd.	46,300	655,890

Sumitomo Heavy Industries Ltd.	114,037	3,376,529

Tadano Ltd.(a)	68,000	647,439

Takeuchi Manufacturing Co., Ltd.	29,700	460,855

THK Co., Ltd.	147,679	3,871,151

Toshiba Machine Co., Ltd.	28,800	595,853

Tsubaki Nakashima Co., Ltd.(a)	51,500	770,534

Tsubakimoto Chain Co.	49,600	1,585,640

Tsugami Corp.(a)	56,400	477,502

Union Tool Co.	25,800	750,784

YAMABIKO Corp.	49,600	521,815

Yushin Precision Equipment Co., Ltd.	49,600	432,322

Total Machinery		226,572,599

Marine – 0.1%

Iino Kaiun Kaisha Ltd.(a)	209,400	666,515

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

Nippon Yusen K.K.(a)	62,100	$1,037,155

NS United Kaiun Kaisha Ltd.(a)	51,500	1,069,313

Total Marine		2,772,983

Media – 0.3%

Dentsu, Inc.	210,800	7,421,642

Metals & Mining – 2.3%

Asahi Holdings, Inc.	49,700	1,023,661

Daido Steel Co., Ltd.(a)	49,600	1,943,613

Daiki Aluminium Industry Co., Ltd.(a)	49,600	324,471

Dowa Holdings Co., Ltd.	53,300	1,819,820

Hitachi Metals Ltd.(a)	381,318	4,113,965

JFE Holdings, Inc.	1,147,062	13,797,646

Kobe Steel Ltd.	272,900	1,454,457

Kyoei Steel Ltd.(a)	42,000	786,176

Mitsubishi Materials Corp.(a)	115,600	3,117,964

Mitsui Mining & Smelting Co., Ltd.	49,600	1,171,675

Nippon Light Metal Holdings Co., Ltd.	626,200	1,124,060

Nippon Steel Corp.(a)	1,261,232	17,569,140

Nippon Yakin Kogyo Co., Ltd.(a)	1,610	32,252

Pacific Metals Co., Ltd.(a)	14,400	298,593

Sanyo Special Steel Co., Ltd.(a)	38,900	517,947

Sumitomo Metal Mining Co., Ltd.	222,400	6,887,558

Topy Industries Ltd.(a)	49,700	883,862

UACJ Corp.(a)	49,600	832,518

Total Metals & Mining		57,699,378

Multiline Retail – 0.1%

Ryohin Keikaku Co., Ltd.	167,400	3,125,729

Oil, Gas & Consumable Fuels – 0.7%

Idemitsu Kosan Co., Ltd.	209,700	5,927,675

Inpex Corp.	1,178,700	10,809,249

Total Oil, Gas & Consumable Fuels		16,736,924

Paper & Forest Products – 0.1%

Hokuetsu Corp.	102,300	511,145

Oji Holdings Corp.	628,400	2,930,498

Total Paper & Forest Products		3,441,643

Personal Products – 1.0%

Kao Corp.	213,180	15,748,592

Kose Corp.(a)	20,000	3,377,284

Mandom Corp.	36,600	906,576

Rohto Pharmaceutical Co., Ltd.(a)	30,400	829,232

Shiseido Co., Ltd.	62,722	5,007,894

Total Personal Products		25,869,578

Pharmaceuticals – 7.2%

Astellas Pharma, Inc.	1,538,804	21,905,621

Chugai Pharmaceutical Co., Ltd.	207,800	16,151,006

Daiichi Sankyo Co., Ltd.	253,921	15,985,922

Eisai Co., Ltd.(a)	215,177	10,932,564

Hisamitsu Pharmaceutical Co., Inc.	49,700	2,172,866

Kyowa Kirin Co., Ltd.	302,070	5,863,917

Mitsubishi Tanabe Pharma Corp.(a)	748,400	8,205,913

Ono Pharmaceutical Co., Ltd.	385,500	6,980,555

Otsuka Holdings Co., Ltd.	465,800	17,412,279

Santen Pharmaceutical Co., Ltd.	200,500	3,484,053

Sawai Pharmaceutical Co., Ltd.(a)	24,000	1,239,139

Shionogi & Co., Ltd.	150,777	8,369,292

Sumitomo Dainippon Pharma Co., Ltd.(a)	186,300	3,059,750

Takeda Pharmaceutical Co., Ltd.	1,737,363	59,318,709

ZERIA Pharmaceutical Co., Ltd.(a)	49,600	871,069

Total Pharmaceuticals		181,952,655

Professional Services – 0.5%

Outsourcing, Inc.	51,600	490,815

Recruit Holdings Co., Ltd.	411,600	12,514,620

Trust Tech, Inc.(a)	19,400	232,280

Total Professional Services		13,237,715

Real Estate Management & Development – 0.1%

Unizo Holdings Co., Ltd.	47,100	2,098,418

Road & Rail – 0.2%

Hitachi Transport System Ltd.	43,000	1,257,275

Nippon Express Co., Ltd.	75,400	3,844,127

Total Road & Rail		5,101,402

Semiconductors & Semiconductor Equipment – 3.4%

Advantest Corp.(a)	215,600	9,525,700

Disco Corp.(a)	23,000	4,354,198

Ferrotec Holdings Corp.(a)	6,300	49,024

Lasertec Corp.	14,000	875,688

NuFlare Technology, Inc.	12,900	915,503

Optorun Co., Ltd.	29,100	823,928

Rohm Co., Ltd.	75,800	5,786,260

SCREEN Holdings Co., Ltd.(a)	41,260	2,431,887

Shibaura Mechatronics Corp.	12,400	330,552

Shindengen Electric Manufacturing Co., Ltd.	10,000	321,999

Shinko Electric Industries Co., Ltd.(a)	74,459	633,840

SUMCO Corp.	456,300	6,121,999

Tokyo Electron Ltd.(a)	261,353	49,731,431

Tokyo Seimitsu Co., Ltd.	53,600	1,574,647

Ulvac, Inc.	49,700	1,995,818

Yamaichi Electronics Co., Ltd.	37,800	426,704

Total Semiconductors & Semiconductor Equipment		85,899,178

Software – 0.3%

Trend Micro, Inc.	141,408	6,725,303

Specialty Retail – 0.8%

ABC-Mart, Inc.	49,600	3,152,922

Fast Retailing Co., Ltd.(a)	23,600	14,021,337

IDOM, Inc.(a)	151,500	665,857

Sanrio Co., Ltd.(a)	33,100	637,345

VT Holdings Co., Ltd.	150,800	619,525

Total Specialty Retail		19,096,986

Technology Hardware, Storage & Peripherals – 3.6%

Brother Industries Ltd.	254,043	4,597,808

Canon, Inc.	2,065,797	55,097,477

FUJIFILM Holdings Corp.	225,995	9,911,786

Konica Minolta, Inc.(a)	456,538	3,176,651

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

Investments	Shares	Value

Maxell Holdings Ltd.(a)	6,600	$94,229

MCJ Co., Ltd.	49,600	312,080

NEC Corp.	83,700	3,531,548

Ricoh Co., Ltd.(a)	494,178	4,449,088

Riso Kagaku Corp.	51,500	784,830

Roland DG Corp.	31,900	589,445

Seiko Epson Corp.(a)	482,100	6,780,403

Toshiba TEC Corp.	50,200	1,481,730

Wacom Co., Ltd.	46,200	150,046

Total Technology Hardware, Storage & Peripherals		90,957,121

Textiles, Apparel & Luxury Goods – 0.3%

Asics Corp.	136,592	2,331,827

Descente Ltd.	39,981	528,271

Kurabo Industries Ltd.	17,947	374,301

Onward Holdings Co., Ltd.	224,200	1,163,786

Seiko Holdings Corp.(a)	38,900	858,805

Seiren Co., Ltd.	41,910	481,631

Wacoal Holdings Corp.	49,600	1,274,478

Total Textiles, Apparel & Luxury Goods		7,013,099

Tobacco – 3.2%

Japan Tobacco, Inc.	3,675,231	80,458,909

Trading Companies & Distributors – 6.4%

Alconix Corp.(a)	48,600	565,257

Hanwa Co., Ltd.	54,900	1,500,575

Inabata & Co., Ltd.	49,586	609,301

ITOCHU Corp.	2,051,594	42,351,202

Kokusai Pulp & Paper Co., Ltd.	99,000	282,137

Marubeni Corp.	2,483,978	16,495,499

Mitsubishi Corp.	2,104,900	51,631,644

Nagase & Co., Ltd.	126,200	1,758,568

Nippon Steel Trading Corp.	49,600	1,939,024

Sanyo Trading Co., Ltd.	33,100	651,740

Sojitz Corp.	1,827,621	5,665,075

Sumitomo Corp.	1,767,977	27,613,650

Toyota Tsusho Corp.	346,710	11,180,054

Yamazen Corp.	30,700	267,018

Total Trading Companies & Distributors		162,510,744

Transportation Infrastructure – 0.0%

Nissin Corp.	49,700	716,011

Wireless Telecommunication Services – 0.5%

SoftBank Group Corp.	303,100	11,891,224
TOTAL COMMON STOCKS (Cost: $2,781,325,855)		2,504,805,452

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%

United States – 6.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $163,326,758)(c)	163,326,758	163,326,758

TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $2,944,652,613)		2,668,132,210

Other Assets less Liabilities – (5.1)%		(129,277,091)

NET ASSETS – 100.0%		$2,538,855,119
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $253,356,622 and the total market value of the collateral held by the Fund was $266,774,324. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $103,447,566.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/3/2019	20,169,159,431	JPY	186,630,512	USD	$3,207	$—
Bank of America N.A.	10/3/2019	144,528,215	USD	15,311,969,474	JPY	2,840,118	—
Bank of America N.A.	11/6/2019	205,254,289	USD	22,133,370,474	JPY	—	(8,252)
Bank of Montreal	10/3/2019	20,170,596,486	JPY	186,630,512	USD	16,505	—
Bank of Montreal	10/3/2019	144,528,215	USD	15,307,272,307	JPY	2,883,583	—
Bank of Montreal	11/6/2019	205,254,289	USD	22,134,868,830	JPY	—	(22,148)
Barclays Bank PLC	10/3/2019	20,164,829,603	JPY	186,630,512	USD	—	(36,859)
Barclays Bank PLC	10/3/2019	144,528,215	USD	15,314,440,906	JPY	2,817,249	—
Barclays Bank PLC	11/6/2019	205,254,289	USD	22,128,629,100	JPY	35,719	—
Canadian Imperial Bank of Commerce	10/3/2019	1,485,946,067	JPY	13,804,032	USD	—	(53,948)
Canadian Imperial Bank of Commerce	10/3/2019	10,082,434,329	JPY	93,315,264	USD	—	(18,257)
Canadian Imperial Bank of Commerce	10/3/2019	144,528,215	USD	15,308,934,381	JPY	2,868,203	—
Canadian Imperial Bank of Commerce	11/6/2019	102,627,153	USD	11,064,592,559	JPY	15,290	—
Citibank N.A.	10/3/2019	6,187,162,699	JPY	57,516,800	USD	—	(264,380)
Citibank N.A.	10/3/2019	20,168,804,833	JPY	186,630,512	USD	—	(74)
Citibank N.A.	10/3/2019	144,528,215	USD	15,309,729,286	JPY	2,860,848	—
Citibank N.A.	10/3/2019	9,202,688	USD	974,662,207	JPY	183,728	—
Citibank N.A.	11/6/2019	205,254,289	USD	22,133,308,898	JPY	—	(7,681)
Commonwealth Bank of Australia	10/3/2019	144,528,215	USD	15,314,599,887	JPY	2,815,778	—

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	10/3/2019	20,169,905,953	JPY	186,630,512	USD	$10,115	$—
Credit Suisse International	10/3/2019	144,528,215	USD	15,309,382,419	JPY	2,864,057	—
Credit Suisse International	11/6/2019	205,254,289	USD	22,135,443,542	JPY	—	(27,477)
Goldman Sachs	10/3/2019	20,171,529,639	JPY	186,630,512	USD	25,140	—
Goldman Sachs	10/3/2019	144,528,215	USD	15,307,705,891	JPY	2,879,571	—
Goldman Sachs	11/6/2019	205,254,289	USD	22,136,367,187	JPY	—	(36,043)
HSBC Holdings PLC	10/3/2019	20,158,894,753	JPY	186,630,512	USD	—	(91,776)
HSBC Holdings PLC	10/3/2019	144,528,215	USD	15,305,104,383	JPY	2,903,644	—
HSBC Holdings PLC	11/6/2019	205,254,289	USD	22,122,307,268	JPY	94,347	—
JP Morgan Chase Bank N.A.	10/3/2019	20,162,235,439	JPY	186,630,512	USD	—	(60,863)
JP Morgan Chase Bank N.A.	10/3/2019	144,528,215	USD	15,306,058,270	JPY	2,894,817	—
JP Morgan Chase Bank N.A.	11/6/2019	205,254,289	USD	22,125,693,964	JPY	62,939	—
Morgan Stanley & Co. International	10/3/2019	144,528,215	USD	15,307,127,778	JPY	2,884,921	—
Royal Bank of Canada	10/3/2019	20,169,066,116	JPY	186,630,512	USD	2,344	—
Royal Bank of Canada	10/3/2019	144,528,215	USD	15,306,752,005	JPY	2,888,398	—
Royal Bank of Canada	11/6/2019	205,254,289	USD	22,133,062,593	JPY	—	(5,397)
Societe Generale	10/3/2019	20,158,708,123	JPY	186,630,512	USD	—	(93,503)
Societe Generale	10/3/2019	144,528,215	USD	15,306,910,986	JPY	2,886,927	—
Societe Generale	11/6/2019	205,254,289	USD	22,122,307,268	JPY	94,347	—
Standard Chartered Bank	10/3/2019	20,161,694,211	JPY	186,630,512	USD	—	(65,872)
Standard Chartered Bank	10/3/2019	144,528,215	USD	15,307,344,571	JPY	2,882,914	—
Standard Chartered Bank	11/6/2019	205,254,289	USD	22,125,386,082	JPY	65,794	—
State Street Bank and Trust	10/3/2019	144,528,215	USD	15,306,824,269	JPY	2,887,729	—
UBS AG	10/3/2019	5,607,392,665	JPY	52,915,456	USD	—	(1,027,892)
UBS AG	10/3/2019	984,392,209	JPY	9,202,688	USD	—	(93,693)
UBS AG	10/3/2019	993,262,680	JPY	9,202,688	USD	—	(11,610)
UBS AG	10/3/2019	495,227,930	JPY	4,601,344	USD	—	(18,792)
UBS AG	10/3/2019	20,156,561,872	JPY	186,630,512	USD	—	(113,363)
UBS AG	10/3/2019	144,528,215	USD	15,307,749,250	JPY	2,879,170	—
UBS AG	10/3/2019	43,712,768	USD	4,618,870,289	JPY	972,418	—
UBS AG	10/3/2019	18,405,376	USD	1,989,698,448	JPY	—	(6,141)
UBS AG	11/6/2019	205,254,289	USD	22,120,152,098	JPY	114,334	—
Wells Fargo Bank N.A.	10/3/2019	96,352,144	USD	10,203,210,288	JPY	1,937,546	—
						$49,571,700	$(2,064,021)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.7%

Japan – 98.7%

Air Freight & Logistics – 0.3%

Kintetsu World Express, Inc.	3,800	$53,374

Konoike Transport Co., Ltd.	3,300	48,702

Maruwa Unyu Kikan Co., Ltd.(a)	1,400	34,730

SBS Holdings, Inc.	1,800	26,082

Total Air Freight & Logistics		162,888

Auto Components – 6.5%

Aisan Industry Co., Ltd.	7,800	66,182

Daido Metal Co., Ltd.(a)	6,900	40,733

Daikyonishikawa Corp.	9,600	70,440

Eagle Industry Co., Ltd.	8,300	75,723

Exedy Corp.(a)	6,000	117,085

FCC Co., Ltd.	3,300	63,512

Futaba Industrial Co., Ltd.	3,800	26,406

G-Tekt Corp.(a)	3,698	57,382

H-One Co., Ltd.(a)	4,900	28,745

Ichikoh Industries Ltd.	3,100	23,119

Kasai Kogyo Co., Ltd.(a)	6,700	47,859

Keihin Corp.	6,900	101,194

Mitsuba Corp.	5,000	29,146

Musashi Seimitsu Industry Co., Ltd.(a)	5,500	69,771

NHK Spring Co., Ltd.(a)	20,400	155,536

Nifco, Inc.	6,500	155,230

Nippon Piston Ring Co., Ltd.	2,200	25,730

Nissin Kogyo Co., Ltd.	5,800	81,197

NOK Corp.(a)	16,800	249,027

Pacific Industrial Co., Ltd.	4,200	61,363

Piolax, Inc.(a)	2,800	47,930

Press Kogyo Co., Ltd.	10,000	41,638

Sanoh Industrial Co., Ltd.(a)	7,700	43,674

Shoei Co., Ltd.	1,000	41,915

Showa Corp.	5,600	80,677

Sumitomo Riko Co., Ltd.(a)	4,800	38,329

Sumitomo Rubber Industries Ltd.	33,700	399,754

T. RAD Co., Ltd.	1,400	22,812

Tachi-S Co., Ltd.(a)	2,700	32,677

Tokai Rika Co., Ltd.	10,025	169,379

Topre Corp.	5,300	83,564

Toyo Tire Corp.(a)	10,700	135,241

Toyoda Gosei Co., Ltd.	11,200	224,156

Toyota Boshoku Corp.	21,000	293,602

TPR Co., Ltd.	3,106	49,460

TS Tech Co., Ltd.	6,000	182,096

Unipres Corp.	3,900	61,094

Yokohama Rubber Co., Ltd. (The)	14,800	295,932

Yorozu Corp.	2,200	26,484

Total Auto Components		3,815,794

Automobiles – 0.1%

Nissan Shatai Co., Ltd.(a)	5,900	47,768

Banks – 7.8%

77 Bank Ltd. (The)(a)	5,800	86,027

Aomori Bank Ltd. (The)(a)	2,100	51,103

Aozora Bank Ltd.(a)	19,900	497,523

Awa Bank Ltd. (The)(a)	2,000	45,098

Bank of Kyoto Ltd. (The)(a)	3,200	125,098

Bank of Nagoya Ltd. (The)	1,700	49,942

Bank of Okinawa Ltd. (The)	1,640	51,366

Bank of the Ryukyus Ltd.(a)	3,500	36,012

Chugoku Bank Ltd. (The)(a)	10,900	102,369

Chukyo Bank Ltd. (The)	1,600	31,164

Daishi Hokuetsu Financial Group, Inc.(a)	4,100	103,112

Ehime Bank Ltd. (The)(a)	3,900	39,226

FIDEA Holdings Co., Ltd.	36,900	39,606

Fukui Bank Ltd. (The)	100	1,319

Gunma Bank Ltd. (The)	40,900	132,454

Hachijuni Bank Ltd. (The)(a)	44,000	179,135

Hiroshima Bank Ltd. (The)(a)	31,000	153,171

Hokkoku Bank Ltd. (The)	2,500	64,793

Hokuhoku Financial Group, Inc.	14,200	137,303

Hyakugo Bank Ltd. (The)	20,900	66,718

Hyakujushi Bank Ltd. (The)	3,700	76,003

Iyo Bank Ltd. (The)(a)	20,000	104,557

Jimoto Holdings, Inc.	37,500	34,351

Juroku Bank Ltd. (The)(a)	2,900	63,514

Kansai Mirai Financial Group, Inc.(a)	17,200	108,062

Keiyo Bank Ltd. (The)	14,000	82,776

Kiyo Bank Ltd. (The)	4,598	71,432

Kyushu Financial Group, Inc.(a)	32,200	131,094

Mebuki Financial Group, Inc.	136,800	336,699

Michinoku Bank Ltd. (The)(a)	2,600	37,505

Musashino Bank Ltd. (The)(a)	3,700	64,192

Nanto Bank Ltd. (The)	3,000	70,118

Nishi-Nippon Financial Holdings, Inc.	17,900	125,379

North Pacific Bank Ltd.	47,200	100,012

Ogaki Kyoritsu Bank Ltd. (The)	3,400	75,220

San ju San Financial Group, Inc.(a)	3,400	50,493

San-In Godo Bank Ltd. (The)	17,600	106,830

Senshu Ikeda Holdings, Inc.	41,000	70,941

Seven Bank Ltd.(a)	133,500	365,635

Shiga Bank Ltd. (The)(a)	3,200	72,690

Shikoku Bank Ltd. (The)(a)	5,200	47,152

Toho Bank Ltd. (The)	25,800	60,636

Tokyo Kiraboshi Financial Group, Inc.(a)	3,100	40,157

TOMONY Holdings, Inc.	12,600	40,805

Towa Bank Ltd. (The)	6,300	46,110

Yamagata Bank Ltd. (The)(a)	2,900	39,150

Yamaguchi Financial Group, Inc.(a)	21,500	147,610

Yamanashi Chuo Bank Ltd. (The)(a)	3,100	29,487

Total Banks		4,591,149

Beverages – 0.3%

Sapporo Holdings Ltd.	3,600	89,738

Takara Holdings, Inc.	9,000	89,021

Total Beverages		178,759

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Biotechnology – 0.0%

Takara Bio, Inc.	1,000	$20,366

Building Products – 1.8%

Aica Kogyo Co., Ltd.(a)	4,700	138,293

Bunka Shutter Co., Ltd.	4,100	35,053

Central Glass Co., Ltd.	3,600	75,448

Eidai Co., Ltd.	10,400	31,563

Kondotec, Inc.	2,200	18,667

Nichias Corp.	5,500	97,303

Nichiha Corp.	1,600	43,673

Nihon Flush Co., Ltd.	700	16,672

Nippon Sheet Glass Co., Ltd.(a)	11,100	66,348

Nitto Boseki Co., Ltd.(a)	1,800	55,378

Noritz Corp.	2,800	32,463

Okabe Co., Ltd.	4,700	37,269

Sanwa Holdings Corp.	15,700	175,485

Shin Nippon Air Technologies Co., Ltd.(a)	2,100	34,762

Sinko Industries Ltd.	1,800	29,030

Takara Standard Co., Ltd.	3,717	61,254

Takasago Thermal Engineering Co., Ltd.(a)	5,400	89,238

Total Building Products		1,037,899

Capital Markets – 1.9%

GCA Corp.	5,400	38,723

GMO Financial Holdings, Inc.	15,400	85,069

Ichiyoshi Securities Co., Ltd.(a)	7,800	49,005

IwaiCosmo Holdings, Inc.(a)	5,800	59,838

Kyokuto Securities Co., Ltd.	4,000	31,867

Marusan Securities Co., Ltd.(a)	8,000	36,863

Matsui Securities Co., Ltd.(a)	60,400	507,455

Monex Group, Inc.(a)	13,265	38,172

Morningstar Japan K.K.(a)	10,199	34,539

Okasan Securities Group, Inc.(a)	19,900	70,522

Sparx Group Co., Ltd.(a)	27,300	62,898

Tokai Tokyo Financial Holdings, Inc.(a)	31,500	86,857

Total Capital Markets		1,101,808

Chemicals – 9.0%

Achilles Corp.	1,100	17,181

ADEKA Corp.	8,700	107,870

Air Water, Inc.	12,800	228,819

Asahi Yukizai Corp.(a)	2,200	26,321

C.I. Takiron Corp.	9,500	55,027

Chugoku Marine Paints Ltd.(a)	8,200	66,996

Daicel Corp.(a)	31,900	269,486

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.(a)	1,300	38,131

Denka Co., Ltd.	9,600	263,906

DIC Corp.	12,100	335,654

DKS Co., Ltd.	700	18,485

Fujimi, Inc.(a)	3,500	82,128

Fujimori Kogyo Co., Ltd.(a)	1,400	41,388

Fuso Chemical Co., Ltd.(a)	2,100	46,615

Harima Chemicals Group, Inc.(a)	2,600	29,278

JCU Corp.	2,200	44,295

JSP Corp.(a)	2,317	38,140

Kaneka Corp.(a)	5,048	157,173

Kanto Denka Kogyo Co., Ltd.(a)	2,800	21,011

KH Neochem Co., Ltd.	2,200	47,898

Koatsu Gas Kogyo Co., Ltd.	2,800	20,830

Konishi Co., Ltd.	2,200	29,985

Kumiai Chemical Industry Co., Ltd.(a)	5,494	47,327

Kureha Corp.(a)	1,400	83,294

Lintec Corp.	7,700	152,254

Mitsubishi Gas Chemical Co., Inc.	33,000	440,305

Moriroku Holdings Co., Ltd.(a)	1,100	24,855

Nihon Nohyaku Co., Ltd.	8,400	38,085

Nihon Parkerizing Co., Ltd.	6,800	73,678

Nippon Chemical Industrial Co., Ltd.	1,000	21,670

Nippon Kayaku Co., Ltd.(a)	12,400	148,008

Nippon Pillar Packing Co., Ltd.	3,700	41,288

Nippon Shokubai Co., Ltd.(a)	2,800	159,075

Nippon Soda Co., Ltd.	2,400	57,960

NOF Corp.(a)	4,900	161,180

Okamoto Industries, Inc.(a)	1,400	51,427

Osaka Soda Co., Ltd.(a)	1,877	48,091

Riken Technos Corp.(a)	5,500	23,257

Sakai Chemical Industry Co., Ltd.(a)	1,300	30,348

Sakata INX Corp.	4,900	50,734

Sanyo Chemical Industries Ltd.	1,500	64,539

Sekisui Plastics Co., Ltd.(a)	6,000	41,582

Shikoku Chemicals Corp.(a)	3,700	38,720

Stella Chemifa Corp.(a)	700	17,035

Sumitomo Bakelite Co., Ltd.	2,900	113,236

Sumitomo Seika Chemicals Co., Ltd.(a)	1,300	38,372

T Hasegawa Co., Ltd.(a)	2,200	40,611

Taiyo Holdings Co., Ltd.(a)	3,400	114,356

Takasago International Corp.	800	19,357

Tayca Corp.	1,000	18,089

Toagosei Co., Ltd.	8,500	95,637

Tokai Carbon Co., Ltd.(a)	13,700	137,792

Tokuyama Corp.	4,200	96,261

Tokyo Ohka Kogyo Co., Ltd.	3,700	137,284

Toyo Ink SC Holdings Co., Ltd.	6,600	149,618

Toyobo Co., Ltd.	7,900	103,579

Ube Industries Ltd.	10,780	217,346

Valqua Ltd.(a)	2,400	48,255

Zeon Corp.(a)	10,000	121,860

Total Chemicals		5,252,982

Commercial Services & Supplies – 1.9%

Aeon Delight Co., Ltd.	2,600	81,555

Bell System24 Holdings, Inc.(a)	4,500	68,744

Daiseki Co., Ltd.	1,900	48,504

Itoki Corp.	4,700	19,439

King Jim Co., Ltd.(a)	1,700	13,213

Kokuyo Co., Ltd.	6,800	94,882

Mitsubishi Pencil Co., Ltd.	2,300	36,455

NAC Co., Ltd.(a)	2,800	25,001

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Nakabayashi Co., Ltd.(a)	3,700	$17,803

Nippon Air Conditioning Services Co., Ltd.	3,500	22,281

Nippon Kanzai Co., Ltd.	3,100	53,553

Nippon Parking Development Co., Ltd.	21,100	33,190

Okamura Corp.	7,200	70,151

Park24 Co., Ltd.	10,700	248,305

Pilot Corp.	1,000	37,011

Prestige International, Inc.	2,400	19,054

Relia, Inc.	5,200	64,762

Sato Holdings Corp.(a)	2,200	59,400

Takara Printing Co., Ltd.(a)	1,300	20,088

Toppan Forms Co., Ltd.(a)	8,000	75,651

Uchida Yoko Co., Ltd.	600	21,707

Total Commercial Services & Supplies		1,130,749

Construction & Engineering – 5.1%

Asanuma Corp.	900	31,978

Daiho Corp.	1,100	29,028

Hazama Ando Corp.	19,000	141,346

Kandenko Co., Ltd.	14,100	126,029

Kumagai Gumi Co., Ltd.	3,800	108,119

Kyowa Exeo Corp.(a)	7,500	181,818

Kyudenko Corp.	5,300	176,544

Maeda Corp.	10,900	95,006

Maeda Road Construction Co., Ltd.	7,400	160,907

Meisei Industrial Co., Ltd.(a)	7,700	52,224

Mirait Holdings Corp.(a)	5,744	86,578

Nippo Corp.	5,600	103,580

Nippon Densetsu Kogyo Co., Ltd.	2,200	45,476

Nippon Koei Co., Ltd.	1,400	40,805

Nishimatsu Construction Co., Ltd.	6,800	126,468

Nittoc Construction Co., Ltd.	6,700	39,304

Okumura Corp.(a)	5,200	138,811

OSJB Holdings Corp.	10,800	24,583

Penta-Ocean Construction Co., Ltd.	25,800	142,756

PS Mitsubishi Construction Co., Ltd.	5,800	38,747

Raito Kogyo Co., Ltd.	3,900	51,170

Sanki Engineering Co., Ltd.	5,300	62,771

Seikitokyu Kogyo Co., Ltd.	6,000	40,472

Shinnihon Corp.	3,000	20,958

SHO-BOND Holdings Co., Ltd.	2,400	84,164

Sumitomo Densetsu Co., Ltd.	3,300	67,206

Sumitomo Mitsui Construction Co., Ltd.	15,740	82,578

Taihei Dengyo Kaisha Ltd.	2,200	48,570

Taikisha Ltd.	2,200	66,259

Tekken Corp.	1,200	30,645

Toa Corp.	1,500	18,099

Toda Corp.	26,400	151,695

Tokyo Energy & Systems, Inc.(a)	2,400	19,520

Tokyu Construction Co., Ltd.	10,200	77,957

Toshiba Plant Systems & Services Corp.	5,200	86,703

Totetsu Kogyo Co., Ltd.(a)	2,000	59,126

Toyo Construction Co., Ltd.	8,000	34,569

Yahagi Construction Co., Ltd.	4,800	30,734

Yokogawa Bridge Holdings Corp.(a)	1,800	$26,998

Yurtec Corp.(a)	5,400	32,777

Total Construction & Engineering		2,983,078

Construction Materials – 0.4%

Asia Pile Holdings Corp.(a)	6,100	29,068

Krosaki Harima Corp.(a)	1,100	57,506

Shinagawa Refractories Co., Ltd.	1,200	29,280

Sumitomo Osaka Cement Co., Ltd.(a)	2,800	119,824

Total Construction Materials		235,678

Consumer Finance – 0.8%

Credit Saison Co., Ltd.(a)	19,300	258,762

J Trust Co., Ltd.(a)	3,700	13,591

Jaccs Co., Ltd.	4,100	86,496

Orient Corp.(a)	92,800	124,506

Total Consumer Finance		483,355

Containers & Packaging – 0.4%

FP Corp.	1,500	93,546

Fuji Seal International, Inc.	1,500	37,876

Pack Corp. (The)(a)	700	23,641

Rengo Co., Ltd.	12,781	92,007

Total Containers & Packaging		247,070

Distributors – 0.2%

Arata Corp.(a)	1,300	47,694

Doshisha Co., Ltd.(a)	3,100	48,877

Happinet Corp.	2,700	31,653

Total Distributors		128,224

Diversified Consumer Services – 0.5%

Benesse Holdings, Inc.(a)	5,700	147,992

Meiko Network Japan Co., Ltd.(a)	3,900	31,720

Riso Kyoiku Co., Ltd.(a)	10,900	44,276

Sprix Ltd.	900	11,758

Studio Alice Co., Ltd.	1,300	24,129

Tokyo Individualized Educational Institute, Inc.(a)	4,500	38,723

Total Diversified Consumer Services		298,598

Diversified Financial Services – 1.0%

Financial Products Group Co., Ltd.(a)	14,500	144,899

Fuyo General Lease Co., Ltd.(a)	2,800	167,883

IBJ Leasing Co., Ltd.(a)	3,800	102,740

Japan Securities Finance Co., Ltd.	13,200	61,435

NEC Capital Solutions Ltd.	2,300	46,202

Ricoh Leasing Co., Ltd.	2,300	74,273

Total Diversified Financial Services		597,432

Diversified Telecommunication Services – 0.1%

ARTERIA Networks Corp.	3,200	43,051

Internet Initiative Japan, Inc.	1,700	38,617

Total Diversified Telecommunication Services		81,668

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.(a)	9,600	50,543

Okinawa Electric Power Co., Inc. (The)	5,918	93,089

Shikoku Electric Power Co., Inc.(a)	18,500	174,430

Total Electric Utilities		318,062

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Electrical Equipment – 1.6%

Cosel Co., Ltd.(a)	3,200	$30,349

Daihen Corp.	1,600	48,337

Denyo Co., Ltd.(a)	2,200	35,807

Fujikura Ltd.(a)	21,100	80,827

Furukawa Electric Co., Ltd.	4,726	113,651

GS Yuasa Corp.	4,300	74,283

Idec Corp.(a)	2,100	38,104

Mabuchi Motor Co., Ltd.	5,800	216,007

Nippon Carbon Co., Ltd.(a)	700	24,710

Nissin Electric Co., Ltd.	7,600	92,191

Nitto Kogyo Corp.	2,600	49,221

Sanyo Denki Co., Ltd.	900	39,306

SEC Carbon Ltd.(a)	200	15,119

Sinfonia Technology Co., Ltd.	2,600	28,797

Tatsuta Electric Wire and Cable Co., Ltd.(a)	8,100	34,626

Toyo Tanso Co., Ltd.	1,300	27,943

Total Electrical Equipment		949,278

Electronic Equipment, Instruments & Components – 5.3%

Ai Holdings Corp.	3,500	59,750

Amano Corp.	6,200	188,739

Anritsu Corp.(a)	5,200	101,955

Canon Electronics, Inc.	5,400	91,586

Citizen Watch Co., Ltd.(a)	33,100	161,710

CMK Corp.	2,500	13,347

CONEXIO Corp.(a)	3,500	44,011

Daiwabo Holdings Co., Ltd.	2,200	91,196

Dexerials Corp.(a)	8,400	62,179

Elematec Corp.(a)	3,658	33,610

Enplas Corp.	1,100	35,623

ESPEC Corp.	2,100	36,511

FTGroup Co., Ltd.(a)	2,300	29,794

Furuno Electric Co., Ltd.	2,100	18,285

Hakuto Co., Ltd.(a)	3,700	40,124

Hioki EE Corp.	800	26,981

Hochiki Corp.	1,800	24,600

Horiba Ltd.	3,400	196,308

Ibiden Co., Ltd.(a)	7,700	154,962

Innotech Corp.	2,700	21,710

Iriso Electronics Co., Ltd.(a)	800	38,344

Japan Aviation Electronics Industry Ltd.	5,900	83,580

Japan Cash Machine Co., Ltd.(a)	2,000	16,951

Kaga Electronics Co., Ltd.(a)	4,200	75,120

Koa Corp.(a)	3,400	41,778

Macnica Fuji Electronics Holdings, Inc.(a)	6,700	86,048

Marubun Corp.	5,700	28,744

Maruwa Co., Ltd.(a)	400	25,649

Meiko Electronics Co., Ltd.(a)	1,200	16,533

Nippon Electric Glass Co., Ltd.	10,600	235,785

Nippon Signal Co., Ltd.	4,800	53,563

Nissha Co., Ltd.(a)	3,900	38,648

Nohmi Bosai Ltd.	2,466	47,073

Ohara, Inc.(a)	1,800	24,849

Oki Electric Industry Co., Ltd.	9,300	126,582

Optex Group Co., Ltd.	2,500	37,150

Osaki Electric Co., Ltd.(a)	4,100	25,000

Restar Holdings Corp.(a)	3,000	48,605

Riken Keiki Co., Ltd.	1,300	24,972

Ryoden Corp.(a)	2,200	30,657

Ryosan Co., Ltd.(a)	3,700	93,942

Sanshin Electronics Co., Ltd.	3,100	43,198

Satori Electric Co., Ltd.(a)	2,200	16,407

Siix Corp.(a)	3,400	46,151

Sumida Corp.(a)	1,800	16,655

Sun-Wa Technos Corp.(a)	2,500	19,963

Tachibana Eletech Co., Ltd.(a)	1,700	25,797

Taiyo Yuden Co., Ltd.(a)	4,200	102,168

Tamura Corp.	3,700	19,754

Tokyo Electron Device Ltd.	1,500	28,133

Topcon Corp.(a)	5,800	76,904

UMC Electronics Co., Ltd.	1,500	9,646

V Technology Co., Ltd.(a)	1,000	48,577

Total Electronic Equipment, Instruments & Components		3,085,907

Energy Equipment & Services – 0.3%

Modec, Inc.(a)	3,100	75,410

Raiznext Corp.	5,400	55,062

Toyo Kanetsu K.K.	1,400	24,962

Total Energy Equipment & Services		155,434

Entertainment – 1.5%

Amuse, Inc.(a)	800	20,038

Avex, Inc.(a)	5,200	60,913

Capcom Co., Ltd.	6,100	161,594

Daiichikosho Co., Ltd.	3,600	166,218

GungHo Online Entertainment, Inc.(a)	2,600	58,940

Koei Tecmo Holdings Co., Ltd.	9,920	215,427

Marvelous, Inc.	7,200	55,495

Toei Animation Co., Ltd.	1,700	77,155

Toei Co., Ltd.	300	42,526

Total Entertainment		858,306

Food & Staples Retailing – 2.7%

Aeon Hokkaido Corp.	3,300	22,931

Ain Holdings, Inc.(a)	900	52,380

Arcs Co., Ltd.	4,000	83,609

Axial Retailing, Inc.	1,400	50,909

Cawachi Ltd.	1,500	28,924

Cocokara fine, Inc.	900	48,466

Cosmos Pharmaceutical Corp.(a)	300	58,709

Create SD Holdings Co., Ltd.	2,800	65,288

Heiwado Co., Ltd.	3,200	60,047

Inageya Co., Ltd.(a)	1,600	23,214

Japan Meat Co., Ltd.	1,500	31,256

Kato Sangyo Co., Ltd.(a)	2,000	61,994

Kobe Bussan Co., Ltd.	1,100	53,333

Life Corp.(a)	2,000	39,861

Ministop Co., Ltd.(a)	2,000	25,742

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Mitsubishi Shokuhin Co., Ltd.(a)	2,500	$62,572

Nihon Chouzai Co., Ltd.	700	24,062

Okuwa Co., Ltd.(a)	4,000	44,895

Qol Holdings Co., Ltd.	2,200	29,211

San-A Co., Ltd.(a)	1,100	48,499

Shoei Foods Corp.(a)	700	21,180

Sugi Holdings Co., Ltd.	2,400	129,910

Sundrug Co., Ltd.	8,100	254,823

United Super Markets Holdings, Inc.(a)	6,700	59,638

Valor Holdings Co., Ltd.	3,300	55,573

Yamatane Corp.	1,700	21,314

Yaoko Co., Ltd.	1,300	58,099

Yokohama Reito Co., Ltd.(a)	4,800	45,968

Total Food & Staples Retailing		1,562,407

Food Products – 2.6%

Ariake Japan Co., Ltd.(a)	1,000	77,909

DyDo Group Holdings, Inc.(a)	600	24,455

Fuji Oil Holdings, Inc.(a)	3,951	114,426

Fujicco Co., Ltd.(a)	1,700	30,657

Hokuto Corp.	3,100	56,909

Itoham Yonekyu Holdings, Inc.	18,700	117,313

Kagome Co., Ltd.	4,300	108,579

Kameda Seika Co., Ltd.(a)	700	30,798

Kotobuki Spirits Co., Ltd.	700	45,922

Kyokuyo Co., Ltd.(a)	900	23,134

Marudai Food Co., Ltd.	1,200	25,393

Maruha Nichiro Corp.	1,900	47,889

Megmilk Snow Brand Co., Ltd.	3,400	81,827

Mitsui Sugar Co., Ltd.	3,600	74,315

Morinaga & Co., Ltd.	1,900	92,297

Morinaga Milk Industry Co., Ltd.(a)	2,000	76,243

Nippon Flour Mills Co., Ltd.(a)	4,500	70,326

Nippon Suisan Kaisha Ltd.	11,800	66,711

Nisshin Oillio Group Ltd. (The)	2,500	78,418

Prima Meat Packers Ltd.(a)	4,000	79,537

S Foods, Inc.(a)	1,800	49,666

Sakata Seed Corp.	1,200	40,972

Showa Sangyo Co., Ltd.(a)	1,900	53,884

Warabeya Nichiyo Holdings Co., Ltd.(a)	1,600	29,165

Total Food Products		1,496,745

Gas Utilities – 0.3%

Nippon Gas Co., Ltd.	3,300	92,977

Saibu Gas Co., Ltd.(a)	1,900	41,665

Shizuoka Gas Co., Ltd.	3,900	33,055

Total Gas Utilities		167,697

Health Care Equipment & Supplies – 1.1%

Eiken Chemical Co., Ltd.	2,000	30,220

Hogy Medical Co., Ltd.	1,700	48,605

Jeol Ltd.(a)	1,500	35,572

Mani, Inc.(a)	2,700	70,976

Menicon Co., Ltd.	800	28,055

Nagaileben Co., Ltd.	2,400	50,809

Nakanishi, Inc.	4,100	64,606

Nihon Kohden Corp.	2,600	76,382

Nikkiso Co., Ltd.	2,900	30,912

Nipro Corp.(a)	10,823	121,474

Paramount Bed Holdings Co., Ltd.	1,903	69,112

Total Health Care Equipment & Supplies		626,723

Health Care Providers & Services – 1.3%

As One Corp.(a)	1,000	82,813

BML, Inc.	1,700	45,711

Japan Lifeline Co., Ltd.(a)	3,800	60,898

Miraca Holdings, Inc.(a)	7,700	175,410

NichiiGakkan Co., Ltd.	4,500	73,699

Ship Healthcare Holdings, Inc.	2,259	96,045

Solasto Corp.(a)	5,200	58,459

Toho Holdings Co., Ltd.	3,000	69,424

Tokai Corp.	1,100	24,010

Tsukui Corp.	3,800	15,014

Vital KSK Holdings, Inc.(a)	4,600	44,564

WIN-Partners Co., Ltd.	1,700	17,806

Total Health Care Providers & Services		763,853

Health Care Technology – 0.1%

EM Systems Co., Ltd.(a)	1,600	30,024

Hotels, Restaurants & Leisure – 2.1%

Aeon Fantasy Co., Ltd.	1,200	32,910

Arcland Service Holdings Co., Ltd.	1,000	17,951

Create Restaurants Holdings, Inc.	3,100	50,483

Doutor Nichires Holdings Co., Ltd.	1,900	37,657

Fuji Kyuko Co., Ltd.	600	24,872

Hiday Hidaka Corp.	1,822	35,184

HIS Co., Ltd.	2,300	57,098

Ichibanya Co., Ltd.	1,600	75,207

Kisoji Co., Ltd.(a)	800	20,149

KOMEDA Holdings Co., Ltd.	3,700	68,916

Koshidaka Holdings Co., Ltd.	1,700	26,992

Kura Sushi, Inc.	500	20,703

Kyoritsu Maintenance Co., Ltd.(a)	1,000	42,794

MOS Food Services, Inc.(a)	1,000	22,892

Ohsho Food Service Corp.(a)	1,300	84,081

Plenus Co., Ltd.	3,200	53,592

Renaissance, Inc.(a)	1,800	26,698

Resorttrust, Inc.	8,500	137,479

Round One Corp.	3,700	55,290

Royal Holdings Co., Ltd.(a)	800	20,216

Saizeriya Co., Ltd.	1,000	25,695

SFP Holdings Co., Ltd.(a)	1,100	21,985

St. Marc Holdings Co., Ltd.	1,600	35,220

Sushiro Global Holdings Ltd.	800	53,815

Tokyo Dome Corp.(a)	4,700	45,228

Tokyotokeiba Co., Ltd.	1,200	36,530

Yoshinoya Holdings Co., Ltd.	1,600	36,197

Zensho Holdings Co., Ltd.(a)	3,500	75,457

Total Hotels, Restaurants & Leisure		1,241,291

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Household Durables – 4.1%

Casio Computer Co., Ltd.(a)	25,200	$390,562

Cleanup Corp.	6,000	29,924

ES-Con Japan Ltd.	9,400	71,582

First Juken Co., Ltd.	2,400	29,868

FJ Next Co., Ltd.(a)	3,200	30,823

Fujitsu General Ltd.(a)	5,200	86,558

Haseko Corp.(a)	61,600	717,028

Hinokiya Group Co., Ltd.(a)	1,600	28,425

Hoosiers Holdings(a)	6,800	40,017

JVCKenwood Corp.	13,700	40,438

Ki-Star Real Estate Co., Ltd.(a)	2,100	37,269

LEC, Inc.(a)	1,600	14,479

Meiwa Estate Co., Ltd.	5,100	25,388

Misawa Homes Co., Ltd.	3,500	35,785

Nihon House Holdings Co., Ltd.	9,700	46,761

Pressance Corp.(a)	4,300	69,309

Sanei Architecture Planning Co., Ltd.	1,900	26,001

Sangetsu Corp.(a)	5,400	101,529

Space Value Holdings Co., Ltd.	8,400	38,706

Starts Corp., Inc.(a)	4,300	104,959

Sumitomo Forestry Co., Ltd.(a)	16,300	216,579

Tama Home Co., Ltd.	2,800	36,064

Tamron Co., Ltd.	2,200	47,186

Toa Corp.	2,200	24,875

Token Corp.	1,200	73,616

Zojirushi Corp.(a)	5,200	68,660

Total Household Durables		2,432,391

Household Products – 0.1%

Earth Corp.	1,100	56,387

ST Corp.(a)	1,400	20,493

Total Household Products		76,880

Independent Power & Renewable Electricity Producers – 0.1%

West Holdings Corp.(a)	2,400	29,535

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	5,300	26,923

Nisshinbo Holdings, Inc.	16,600	129,329

TOKAI Holdings Corp.	11,600	108,513

Total Industrial Conglomerates		264,765

Interactive Media & Services – 0.7%

Dip Corp.(a)	4,800	116,541

LIFULL Co., Ltd.(a)	2,900	18,864

Mixi, Inc.	11,800	248,174

MTI Ltd.(a)	4,400	28,662

Total Interactive Media & Services		412,241

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	2,200	59,420

Belluna Co., Ltd.	7,100	45,067

Total Internet & Direct Marketing Retail		104,487

IT Services – 1.7%

Comture Corp.	1,000	18,820

Digital Garage, Inc.(a)	1,100	34,962

DTS Corp.	3,400	70,721

Future Corp.	2,500	43,511

GMO Internet, Inc.(a)	5,300	91,018

Ines Corp.	2,000	21,596

Infocom Corp.	1,500	35,004

Information Services International-Dentsu Ltd.	1,900	59,334

JBCC Holdings, Inc.(a)	1,900	26,986

Kanematsu Electronics Ltd.(a)	2,600	74,097

Mitsubishi Research Institute, Inc.(a)	1,300	43,123

NEC Networks & System Integration Corp.(a)	4,000	108,480

NET One Systems Co., Ltd.	3,100	83,556

NS Solutions Corp.(a)	4,600	150,035

NSD Co., Ltd.	2,800	80,444

Transcosmos, Inc.	2,000	48,207

Wellnet Corp.	3,300	21,710

Total IT Services		1,011,604

Leisure Products – 0.8%

Daikoku Denki Co., Ltd.	2,000	28,721

Furyu Corp.	2,700	22,959

GLOBERIDE, Inc.	700	18,064

Heiwa Corp.(a)	10,300	212,052

Mizuno Corp.	1,300	33,680

Tomy Co., Ltd.	5,200	59,422

Universal Entertainment Corp.	3,400	109,794

Total Leisure Products		484,692

Life Sciences Tools & Services – 0.0%

EPS Holdings, Inc.	2,200	26,076

Machinery – 6.9%

Aichi Corp.	6,100	38,945

Aida Engineering Ltd.	6,900	55,736

Alinco, Inc.	1,300	11,151

Anest Iwata Corp.(a)	2,100	18,421

Bando Chemical Industries Ltd.	3,700	28,210

CKD Corp.(a)	4,400	52,275

DMG Mori Co., Ltd.	10,100	143,078

Ebara Corp.	5,100	135,764

Fujitec Co., Ltd.	6,800	87,584

Furukawa Co., Ltd.	3,300	44,366

Giken Ltd.	1,400	44,303

Glory Ltd.(a)	3,700	103,734

Harmonic Drive Systems, Inc.(a)	2,200	95,674

Hirata Corp.(a)	700	45,598

Hitachi Zosen Corp.	15,835	51,428

Hokuetsu Industries Co., Ltd.	2,700	31,053

Iwaki Co., Ltd.	1,700	15,289

Japan Steel Works Ltd. (The)(a)	5,503	105,707

Juki Corp.	2,700	22,559

Kato Works Co., Ltd.(a)	1,700	29,745

Kito Corp.	2,100	30,099

Kitz Corp.	7,900	52,557

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Kurita Water Industries Ltd.(a)	5,600	$149,903

Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	3,300	39,603

Makino Milling Machine Co., Ltd.(a)	1,800	78,279

Max Co., Ltd.	3,900	65,352

Meidensha Corp.	3,200	54,866

METAWATER Co., Ltd.	1,500	51,006

Mitsubishi Logisnext Co., Ltd.	2,200	20,804

Mitsuboshi Belting Ltd.	2,900	47,548

Morita Holdings Corp.	1,900	29,764

Nabtesco Corp.	7,700	238,321

Nachi-Fujikoshi Corp.	1,300	58,219

Nippon Thompson Co., Ltd.	6,700	27,897

Nissei ASB Machine Co., Ltd.	800	25,094

Nissei Plastic Industrial Co., Ltd.(a)	2,400	22,229

Nitta Corp.(a)	1,800	47,917

Nitto Kohki Co., Ltd.(a)	1,700	33,237

Noritake Co., Ltd.	800	29,424

NS Tool Co., Ltd.	700	12,630

NTN Corp.(a)	64,100	183,863

Obara Group, Inc.(a)	1,400	47,282

Oiles Corp.(a)	3,100	45,148

OKUMA Corp.(a)	1,900	102,845

Organo Corp.	700	31,025

OSG Corp.	5,200	107,488

Pegasus Sewing Machine Manufacturing Co., Ltd.(a)	3,700	16,878

Rheon Automatic Machinery Co., Ltd.	1,000	14,425

Ryobi Ltd.	2,800	46,816

Shibuya Corp.	1,500	40,083

Shima Seiki Manufacturing Ltd.(a)	1,800	41,255

Shinmaywa Industries Ltd.(a)	8,400	98,087

Shinwa Co., Ltd.	2,700	25,432

Sodick Co., Ltd.(a)	3,500	25,001

Star Micronics Co., Ltd.	4,400	62,331

Tadano Ltd.(a)	7,100	67,600

Takeuchi Manufacturing Co., Ltd.	3,300	51,206

Takuma Co., Ltd.	3,500	39,672

THK Co., Ltd.	11,500	301,453

Tocalo Co., Ltd.(a)	6,400	52,941

Torishima Pump Manufacturing Co., Ltd.(a)	2,200	19,868

Toshiba Machine Co., Ltd.(a)	2,400	49,654

Tsubaki Nakashima Co., Ltd.(a)	4,800	71,817

Tsubakimoto Chain Co.	3,200	102,299

Tsugami Corp.(a)	3,800	32,172

Union Tool Co.	1,400	40,740

YAMABIKO Corp.	5,200	54,706

Yushin Precision Equipment Co., Ltd.	1,900	16,561

Total Machinery		4,064,017

Marine – 0.6%

Iino Kaiun Kaisha Ltd.(a)	12,700	40,424

Japan Transcity Corp.(a)	3,000	13,102

Mitsui OSK Lines Ltd.(a)	5,800	146,509

Nippon Yusen K.K.(a)	4,900	81,837

NS United Kaiun Kaisha Ltd.(a)	3,200	66,443

Total Marine		348,315

Media – 0.7%

AOI TYO Holdings, Inc.	2,700	15,614

F@N Communications, Inc.	7,100	35,344

Gakken Holdings Co., Ltd.	500	24,751

Intage Holdings, Inc.	2,200	19,013

SKY Perfect JSAT Holdings, Inc.	41,200	166,592

Tow Co., Ltd.	2,300	15,684

Tv Tokyo Holdings Corp.(a)	1,600	32,674

ValueCommerce Co., Ltd.(a)	600	9,477

Wowow, Inc.	2,200	53,313

Zenrin Co., Ltd.(a)	1,900	32,154

Total Media		404,616

Metals & Mining – 2.3%

Asahi Holdings, Inc.(a)	6,000	123,581

Daido Steel Co., Ltd.(a)	3,900	152,824

Daiki Aluminium Industry Co., Ltd.(a)	5,200	34,017

Dowa Holdings Co., Ltd.	4,500	153,643

Godo Steel Ltd.(a)	1,900	37,235

Kobe Steel Ltd.	30,200	160,955

Kyoei Steel Ltd.(a)	3,000	56,156

Mitsubishi Steel Manufacturing Co., Ltd.(a)	3,300	33,832

Mitsui Mining & Smelting Co., Ltd.	4,500	106,301

Nippon Light Metal Holdings Co., Ltd.	72,200	129,603

Nippon Yakin Kogyo Co., Ltd.(a)	1,270	25,441

Pacific Metals Co., Ltd.(a)	1,900	39,398

Sanyo Special Steel Co., Ltd.(a)	4,500	59,917

Toho Titanium Co., Ltd.(a)	2,700	20,636

Toho Zinc Co., Ltd.	500	9,248

Tokyo Rope Manufacturing Co., Ltd.	1,900	17,756

Tokyo Steel Manufacturing Co., Ltd.	6,800	52,097

Topy Industries Ltd.(a)	2,600	46,238

UACJ Corp.(a)	4,453	74,742

Total Metals & Mining		1,333,620

Multiline Retail – 1.4%

H2O Retailing Corp.(a)	10,600	115,832

Izumi Co., Ltd.	3,700	144,816

J. Front Retailing Co., Ltd.	23,800	278,355

Parco Co., Ltd.	6,400	75,266

Seria Co., Ltd.(a)	4,500	109,216

Takashimaya Co., Ltd.(a)	9,300	108,339

Total Multiline Retail		831,824

Oil, Gas & Consumable Fuels – 0.8%

Cosmo Energy Holdings Co., Ltd.	9,100	187,347

Fuji Oil Co., Ltd.(a)	11,000	25,242

Itochu Enex Co., Ltd.	13,100	99,515

Iwatani Corp.(a)	2,600	87,809

Sala Corp.	6,000	33,421

San-Ai Oil Co., Ltd.(a)	5,400	53,013

Total Oil, Gas & Consumable Fuels		486,347

Paper & Forest Products – 0.4%

Daiken Corp.(a)	2,100	36,433

Daio Paper Corp.(a)	3,700	46,971

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Hokuetsu Corp.	13,400	$66,953

Nippon Paper Industries Co., Ltd.(a)	5,200	84,634

Total Paper & Forest Products		234,991

Personal Products – 0.5%

Artnature, Inc.	5,200	33,151

Mandom Corp.	3,300	81,740

Milbon Co., Ltd.	1,100	54,148

Noevir Holdings Co., Ltd.	2,900	151,339

Total Personal Products		320,378

Pharmaceuticals – 1.6%

JCR Pharmaceuticals Co., Ltd.	600	45,968

Kaken Pharmaceutical Co., Ltd.	3,600	166,884

KYORIN Holdings, Inc.	8,000	132,427

Mochida Pharmaceutical Co., Ltd.	2,200	84,071

Nichi-iko Pharmaceutical Co., Ltd.(a)	4,400	48,937

Sawai Pharmaceutical Co., Ltd.	2,800	144,566

Seikagaku Corp.	3,900	40,814

Torii Pharmaceutical Co., Ltd.	1,400	37,372

Towa Pharmaceutical Co., Ltd.	1,900	44,021

Tsumura & Co.(a)	4,700	125,681

ZERIA Pharmaceutical Co., Ltd.(a)	2,600	45,661

Total Pharmaceuticals		916,402

Professional Services – 1.8%

Altech Corp.(a)	2,750	39,033

BayCurrent Consulting, Inc.	600	26,398

Benefit One, Inc.(a)	5,500	103,919

en-japan, Inc.	1,900	72,695

FULLCAST Holdings Co., Ltd.	1,500	30,382

Funai Soken Holdings, Inc.	2,040	46,397

JAC Recruitment Co., Ltd.(a)	2,600	49,751

Link And Motivation, Inc.(a)	3,300	16,855

Meitec Corp.	2,700	132,158

Nomura Co., Ltd.	5,900	74,245

Outsourcing, Inc.	4,900	46,608

Quick Co., Ltd.(a)	2,100	26,329

Space Co., Ltd.	3,400	39,639

Tanseisha Co., Ltd.	3,200	35,797

TechnoPro Holdings, Inc.	1,900	112,514

Trust Tech, Inc.(a)	2,000	23,946

UT Holdings Co., Ltd.	1,200	25,638

Weathernews, Inc.	1,100	33,791

World Holdings Co., Ltd.(a)	2,000	29,017

YAMADA Consulting Group Co., Ltd.	900	14,057

Yumeshin Holdings Co., Ltd.(a)	8,200	66,541

Total Professional Services		1,045,710

Real Estate Management & Development – 2.7%

Daibiru Corp.	6,300	64,472

Dear Life Co., Ltd.(a)	6,700	30,253

Goldcrest Co., Ltd.(a)	3,000	58,848

Grandy House Corp.	4,300	17,864

Heiwa Real Estate Co., Ltd.	2,400	53,740

Ichigo, Inc.	31,600	127,189

Japan Property Management Center Co., Ltd.	1,700	23,249

Katitas Co., Ltd.(a)	1,400	57,516

Keihanshin Building Co., Ltd.(a)	3,500	42,489

Kenedix, Inc.	9,600	48,411

Mugen Estate Co., Ltd.(a)	5,000	29,702

Nippon Commercial Development Co., Ltd.	1,600	21,585

Open House Co., Ltd.(a)	7,600	181,008

Raysum Co., Ltd.(a)	6,700	69,495

SAMTY Co., Ltd.	5,200	90,648

Shinoken Group Co., Ltd.(a)	4,600	40,818

Star Mica Holdings Co., Ltd.	1,000	17,349

Sun Frontier Fudousan Co., Ltd.	5,200	62,020

Takara Leben Co., Ltd.(a)	14,200	54,921

Tokyo Tatemono Co., Ltd.	18,400	258,443

Tosei Corp.	4,800	56,672

Unizo Holdings Co., Ltd.	4,600	204,941

Total Real Estate Management & Development		1,611,633

Road & Rail – 1.3%

Fukuyama Transporting Co., Ltd.(a)	2,100	73,643

Hamakyorex Co., Ltd.	800	25,686

Ichinen Holdings Co., Ltd.(a)	1,900	19,128

Maruzen Showa Unyu Co., Ltd.(a)	1,400	38,992

Nankai Electric Railway Co., Ltd.(a)	2,800	70,858

Nikkon Holdings Co., Ltd.(a)	4,100	93,324

Nishi-Nippon Railroad Co., Ltd.(a)	2,900	63,648

Sakai Moving Service Co., Ltd.(a)	600	34,421

Seino Holdings Co., Ltd.	11,300	141,361

Senko Group Holdings Co., Ltd.(a)	11,800	91,823

Sotetsu Holdings, Inc.	4,400	114,931

Total Road & Rail		767,815

Semiconductors & Semiconductor Equipment – 1.8%

Ferrotec Holdings Corp.(a)	3,700	28,792

Japan Material Co., Ltd.	3,200	39,380

Lasertec Corp.	1,600	100,079

Micronics Japan Co., Ltd.	2,200	17,588

Mimasu Semiconductor Industry Co., Ltd.	1,900	30,484

NuFlare Technology, Inc.	700	49,678

Optorun Co., Ltd.	3,100	87,772

SCREEN Holdings Co., Ltd.	3,500	206,292

Shibaura Mechatronics Corp.	700	18,660

Shindengen Electric Manufacturing Co., Ltd.	1,100	35,420

Shinko Electric Industries Co., Ltd.(a)	10,600	90,234

Tokyo Seimitsu Co., Ltd.	5,700	167,453

Ulvac, Inc.	4,100	164,645

Yamaichi Electronics Co., Ltd.(a)	2,700	30,479

Total Semiconductors & Semiconductor Equipment		1,066,956

Software – 0.5%

Broadleaf Co., Ltd.(a)	6,700	36,081

Computer Engineering & Consulting Ltd.	1,400	26,141

Fuji Soft, Inc.	800	33,791

Fukui Computer Holdings, Inc.	1,000	22,743

Infomart Corp.(a)	2,100	32,722

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

Miroku Jyoho Service Co., Ltd.	1,000	$27,277

SRA Holdings	1,400	30,986

Systena Corp.(a)	3,600	53,496

UNITED, Inc.(a)	3,800	41,736

Total Software		304,973

Specialty Retail – 4.4%

Adastria Co., Ltd.	2,922	65,672

Alpen Co., Ltd.	3,400	53,544

AOKI Holdings, Inc.(a)	12,500	120,171

Aoyama Trading Co., Ltd.(a)	6,300	109,707

Arcland Sakamoto Co., Ltd.	2,200	25,506

Autobacs Seven Co., Ltd.(a)	7,900	129,236

Bic Camera, Inc.	11,700	123,090

Chiyoda Co., Ltd.	4,500	70,409

DCM Holdings Co., Ltd.(a)	10,800	105,926

EDION Corp.(a)	9,700	93,612

Geo Holdings Corp.	3,400	40,363

Honeys Holdings Co., Ltd.	2,100	28,350

IDOM, Inc.	12,000	52,741

JINS Holdings, Inc.	600	35,586

Joshin Denki Co., Ltd.	2,000	39,584

Joyful Honda Co., Ltd.	5,800	74,435

K’s Holdings Corp.	18,768	204,221

Keiyo Co., Ltd.(a)	5,200	23,673

Kohnan Shoji Co., Ltd.	2,500	55,193

Komeri Co., Ltd.	2,700	54,512

Konaka Co., Ltd.	9,300	35,625

LIXIL VIVA Corp.(a)	5,300	79,641

Nishimatsuya Chain Co., Ltd.	3,600	30,645

Nojima Corp.	2,700	45,269

PAL GROUP Holdings Co., Ltd.	1,700	52,538

Sac’s Bar Holdings, Inc.	3,100	25,529

Sanrio Co., Ltd.(a)	3,357	64,640

Shimachu Co., Ltd.	4,300	104,998

Shimamura Co., Ltd.	2,600	205,931

T-Gaia Corp.(a)	8,400	169,360

United Arrows Ltd.	1,900	55,554

VT Holdings Co., Ltd.	14,554	59,792

World Co., Ltd.(a)	2,200	50,402

Xebio Holdings Co., Ltd.	4,400	47,919

Yellow Hat Ltd.	3,200	47,138

Total Specialty Retail		2,580,512

Technology Hardware, Storage & Peripherals – 0.6%

Elecom Co., Ltd.	1,800	70,618

Maxell Holdings Ltd.(a)	3,000	42,831

MCJ Co., Ltd.	8,400	52,852

Riso Kagaku Corp.	3,700	56,386

Roland DG Corp.	1,300	24,021

Toshiba TEC Corp.	2,900	85,598

Wacom Co., Ltd.(a)	8,800	28,580

Total Technology Hardware, Storage & Peripherals		360,886

Textiles, Apparel & Luxury Goods – 1.7%

Asics Corp.(a)	10,900	186,079

Baroque Japan Ltd.(a)	4,300	40,503

Descente Ltd.	3,100	40,961

Fujibo Holdings, Inc.	1,700	47,347

Goldwin, Inc.(a)	800	68,545

Gunze Ltd.	1,300	54,249

Japan Wool Textile Co., Ltd. (The)	6,600	60,336

Kurabo Industries Ltd.	1,400	29,198

Morito Co., Ltd.	3,600	26,248

Onward Holdings Co., Ltd.	16,239	84,294

Seiko Holdings Corp.(a)	4,400	97,140

Seiren Co., Ltd.	5,300	60,908

Wacoal Holdings Corp.	5,200	133,615

Yondoshi Holdings, Inc.(a)	2,300	55,885

Total Textiles, Apparel & Luxury Goods		985,308

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	2,500	55,679

Trading Companies & Distributors – 2.3%

Advan Co., Ltd.	4,200	44,730

Alconix Corp.(a)	2,200	25,588

Gecoss Corp.(a)	4,000	31,682

Hanwa Co., Ltd.	5,500	150,331

Inaba Denki Sangyo Co., Ltd.	2,200	96,081

Inabata & Co., Ltd.(a)	5,500	67,583

Kanaden Corp.	2,800	33,136

Kanamoto Co., Ltd.	2,200	54,616

Kanematsu Corp.	10,700	120,192

Kokusai Pulp & Paper Co., Ltd.(a)	8,900	25,364

Mitsui Matsushima Holdings Co., Ltd.	1,700	18,892

Nagase & Co., Ltd.	8,000	111,478

Nichiden Corp.	2,600	48,524

Nippon Steel Trading Corp.(a)	3,896	152,307

Nishio Rent All Co., Ltd.	1,800	46,201

Onoken Co., Ltd.(a)	3,500	42,554

Sanyo Trading Co., Ltd.	1,100	21,659

Trusco Nakayama Corp.(a)	2,700	63,006

Wakita & Co., Ltd.	4,900	48,150

Yamazen Corp.(a)	9,000	78,279

Yuasa Trading Co., Ltd.	2,900	82,646

Total Trading Companies & Distributors		1,362,999

Transportation Infrastructure – 0.6%

Japan Airport Terminal Co., Ltd.(a)	2,100	90,937

Kamigumi Co., Ltd.	5,700	129,110

Mitsubishi Logistics Corp.(a)	3,300	83,878

Nissin Corp.	1,700	24,491

Total Transportation Infrastructure		328,416
TOTAL COMMON STOCKS (Cost: $63,023,709)		57,905,060

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 19.5%

United States – 19.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $11,418,012)(c)	11,418,012	$11,418,012

TOTAL INVESTMENTS IN SECURITIES – 118.2% (Cost: $74,441,721)		69,323,072

Other Assets less Liabilities – (18.2)%		(10,679,545)

NET ASSETS – 100.0%		$58,643,527
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,704,437 and the total market value of the collateral held by the Fund was $17,611,337. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,193,325.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2019	1,221,242,737	JPY	11,300,416	USD	$257	$—
Bank of America N.A.	10/3/2019	11,300,416	USD	1,196,769,426	JPY	226,205	—
Bank of America N.A.	11/6/2019	12,404,687	USD	1,337,640,815	JPY	—	(453)
Barclays Bank PLC	10/3/2019	11,300,416	USD	1,196,814,628	JPY	225,787	—
Citibank N.A.	10/3/2019	1,221,214,486	JPY	11,300,416	USD	—	(4)
Citibank N.A.	10/3/2019	11,300,416	USD	1,196,828,188	JPY	225,661	—
Citibank N.A.	11/6/2019	12,404,687	USD	1,337,642,056	JPY	—	(464)
Commonwealth Bank of Australia	10/2/2019	32,383	USD	3,500,000	JPY	—	(2)
Goldman Sachs	10/3/2019	1,221,240,477	JPY	11,300,416	USD	236	—
Goldman Sachs	10/3/2019	11,300,416	USD	1,196,785,247	JPY	226,058	—
Goldman Sachs	11/6/2019	12,404,687	USD	1,337,639,575	JPY	—	(441)
JP Morgan Chase Bank N.A.	10/3/2019	1,221,237,087	JPY	11,300,416	USD	205	—
JP Morgan Chase Bank N.A.	11/6/2019	12,404,687	USD	1,337,640,815	JPY	—	(453)
Royal Bank of Canada	10/3/2019	930,461,428	JPY	8,609,843	USD	108	—
Royal Bank of Canada	11/6/2019	9,451,191	USD	1,019,144,608	JPY	—	(249)
UBS AG	10/3/2019	8,609,843	USD	911,773,763	JPY	172,817	—
						$1,077,334	$(2,066)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2019

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$3,731,426,092	$94,636,049	$48,337,444	$463,895,197	$2,944,652,613	$74,441,721

Investment in affiliates, at cost (Note 3)	—	—	—	2,245,332	—	—

Foreign currency, at cost	348,476	34,035	754,906	49,074	242,645	90,951
Investments in securities, at value[1,2] (Note 2)	3,525,276,108	85,407,760	40,893,351	478,888,469	2,668,132,210	69,323,072

Investment in affiliates, at value (Note 3)	—	—	—	2,232,895	—	—

Cash	31,905	6,809	76	154,146	1,181,010	59

Foreign currency, at value	347,218	33,909	752,082	48,986	242,645	90,171

Unrealized appreciation on foreign currency contracts	48,716,711	1,031,207	505,561	4,481,739	49,571,700	1,077,334

Receivables:

Investment securities sold	16,516,055	—	—	—	—	49,262

Capital shares sold	584	—	—	—	306	—

Dividends	105,139	46,590	8,908	1,006,311	27,129,770	518,698

Securities lending income	80,888	7,909	—	8,778	78,526	6,237

Foreign tax reclaims	12,374,682	265,300	624,954	1,622,053	—	—
Total Assets	3,603,449,290	86,799,484	42,784,932	488,443,377	2,746,336,167	71,064,833
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,681,742	37,331	14,390	962,510	2,064,021	2,066

Payables:

Cash collateral received for securities loaned (Note 2)	161,086,597	2,339,773	—	13,041,841	163,326,758	11,418,012

Investment securities purchased	39,799,478	787,720	1,131,837	478,629	41,079,445	973,664

Capital shares redeemed	16,741,684	—	—	—	—	—

Advisory fees (Note 3)	1,609,816	40,216	16,705	218,845	1,001,642	27,357

Service fees (Note 2)	12,213	305	152	1,667	9,182	207
Total Liabilities	220,931,530	3,205,345	1,163,084	14,703,492	207,481,048	12,421,306
NET ASSETS	$3,382,517,760	$83,594,139	$41,621,848	$473,739,885	$2,538,855,119	$58,643,527
NET ASSETS:

Paid-in capital	$5,095,734,024	$102,353,484	$74,857,547	$457,831,164	$4,543,369,955	$87,266,256

Total distributable earnings (loss)	(1,713,216,264)	(18,759,345)	(33,235,699)	15,908,721	(2,004,514,836)	(28,622,729)
NET ASSETS	$3,382,517,760	$83,594,139	$41,621,848	$473,739,885	$2,538,855,119	$58,643,527
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,250,000	2,750,000	1,400,000	14,150,000	50,700,000	1,500,000
Net asset value per share	$67.31	$30.40	$29.73	$33.48	$50.08	$39.10
[1] Includes market value of securities out on loan of:	$169,592,006	$4,056,958	—	$18,298,463	$253,356,622	$16,704,437
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	45

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$68,941,752	$3,398,670	$1,384,410	$6,925,262	$37,476,205	$693,148

Dividends from affiliates (Note 3)	—	—	—	10,858	—	—

Interest	284	—	—	—	—	—

Non-cash dividends	6,713,181	142,935	—	50,729	—	—

Securities lending income (Note 2)	896,794	115,779	—	92,793	281,119	31,362
Total investment income	76,552,011	3,657,384	1,384,410	7,079,642	37,757,324	724,510
EXPENSES:

Advisory fees (Note 3)	10,273,237	305,484	112,688	1,295,203	6,923,482	198,441

Service fees (Note 2)	77,934	2,317	1,033	9,826	63,465	1,506
Total expenses	10,351,171	307,801	113,721	1,305,029	6,986,947	199,947
Expense waivers (Note 3)	—	—	—	(1,673)	—	—
Net expenses	10,351,171	307,801	113,721	1,303,356	6,986,947	199,947
Net investment income	66,200,840	3,349,583	1,270,689	5,776,286	30,770,377	524,563
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(84,366,756)	(1,915,382)	(450,446)	(10,401,039)	(18,369,303)	(3,248,877)

In-kind redemptions	57,854,420	3,082,601	163,558	1,000,062	(12,269,783)	(666,184)

Futures contracts	(54,729)	—	—	—	—	—

Foreign currency contracts	161,074,343	5,043,568	2,354,444	17,994,021	(103,450,327)	(2,521,245)

Foreign currency related transactions	(19,991)	12,987	2,260	125,146	638,984	15,950
Net realized gain (loss)	134,487,287	6,223,774	2,069,816	8,718,190	(133,450,429)	(6,420,356)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	59,520,541	(4,637,887)	121,636	11,173,600	36,083,798	3,432,816

Investment transactions in affiliates (Note 3)	—	—	—	(12,437)	—	—

Foreign currency contracts	(11,448,267)	(960,172)	(358,994)	(964,771)	59,923,280	1,389,951

Translation of assets and liabilities denominated in foreign currencies	(361,913)	(6,015)	(21,392)	(5,780)	125,183	1,915
Net increase (decrease) in unrealized appreciation/depreciation	47,710,361	(5,604,074)	(258,750)	10,190,612	96,132,261	4,824,682
Net realized and unrealized gain (loss) on investments	182,197,648	619,700	1,811,066	18,908,802	(37,318,168)	(1,595,674)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,398,488	$3,969,283	$3,081,755	$24,685,088	$(6,547,791)	$(1,071,111)
[1] Net of foreign withholding tax of:	$12,873,934	$551,436	$232,629	$700,321	$4,164,695	$76,523

See Notes to Financial Statements.

46	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$66,200,840	$142,722,527	$3,349,583	$5,809,894	$1,270,689	$2,577,102

Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	134,487,287	683,998,604	6,223,774	21,481,618	2,069,816	9,974,735

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	47,710,361	(651,432,771)	(5,604,074)	(32,540,040)	(258,750)	(16,071,654)
Net increase (decrease) in net assets resulting from operations	248,398,488	175,288,360	3,969,283	(5,248,528)	3,081,755	(3,519,817)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(62,028,250)	(113,154,749)	(3,275,500)	(3,894,030)	(1,255,500)	(1,590,516)

Tax return of capital	—	(15,257,371)	—	—	—	(525,501)
Total distributions to shareholders	(62,028,250)	(128,412,120)	(3,275,500)	(3,894,030)	(1,255,500)	(2,116,017)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	29,284,459	—	58,132,712	1,489,195	4,431,404

Cost of shares redeemed	(548,210,736)	(2,664,748,283)	(37,770,230)	(82,943,579)	(13,234,279)	(38,557,229)
Net decrease in net assets resulting from capital share transactions	(548,210,736)	(2,635,463,824)	(37,770,230)	(24,810,867)	(11,745,084)	(34,125,825)
Net Decrease in Net Assets	(361,840,498)	(2,588,587,584)	(37,076,447)	(33,953,425)	(9,918,829)	(39,761,659)
NET ASSETS:

Beginning of period	$3,744,358,258	$6,332,945,842	$120,670,586	$154,624,011	$51,540,677	$91,302,336

End of period	$3,382,517,760	$3,744,358,258	$83,594,139	$120,670,586	$41,621,848	$51,540,677
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	58,600,000	101,050,000	4,000,000	5,050,000	1,800,000	2,950,000

Shares created	—	450,000	—	1,800,000	50,000	150,000

Shares redeemed	(8,350,000)	(42,900,000)	(1,250,000)	(2,850,000)	(450,000)	(1,300,000)
Shares outstanding, end of period	50,250,000	58,600,000	2,750,000	4,000,000	1,400,000	1,800,000

See Notes to Financial Statements.

WisdomTree Trust	47

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,776,286	$9,963,497	$30,770,377	$101,026,268	$524,563	$1,680,948

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	8,718,190	68,634,645	(133,450,429)	511,695,082	(6,420,356)	29,850,611

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,190,612	(60,329,580)	96,132,261	(1,056,655,433)	4,824,682	(41,736,946)
Net increase (decrease) in net assets resulting from operations	24,685,088	18,268,562	(6,547,791)	(443,934,083)	(1,071,111)	(10,205,387)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(6,474,000)	(1,740,568)	(37,923,334)	(146,097,231)	(754,228)	(2,960,022)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	23,291,540	86,584,594	97,984,017	569,935,610	—	—

Cost of shares redeemed	(6,470,545)	(207,596,639)	(769,074,744)	(3,332,487,004)	(22,627,777)	(111,171,524)
Net increase (decrease) in net assets resulting from capital share transactions	16,820,995	(121,012,045)	(671,090,727)	(2,762,551,394)	(22,627,777)	(111,171,524)
Net Increase (Decrease) in Net Assets	35,032,083	(104,484,051)	(715,561,852)	(3,352,582,708)	(24,453,116)	(124,336,933)
NET ASSETS:

Beginning of period	$438,707,802	$543,191,853	$3,254,416,971	$6,606,999,679	$83,096,643	$207,433,576

End of period	$473,739,885	$438,707,802	$2,538,855,119	$3,254,416,971	$58,643,527	$83,096,643
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,650,000	17,650,000	64,550,000	118,500,000	2,100,000	4,700,000

Shares created	700,000	2,700,000	2,050,000	10,050,000	—	—

Shares redeemed	(200,000)	(6,700,000)	(15,900,000)	(64,000,000)	(600,000)	(2,600,000)
Shares outstanding, end of period	14,150,000	13,650,000	50,700,000	64,550,000	1,500,000	2,100,000

See Notes to Financial Statements.

48	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$63.90	$62.67	$62.80	$52.04	$66.16	$56.40
Investment operations:

Net investment income[1]	1.23	1.79	1.23	1.70	1.29	1.14

Net realized and unrealized gain (loss)	3.33	0.90	0.08	10.59	(10.26)	11.83
Total from investment operations	4.56	2.69	1.31	12.29	(8.97)	12.97
Dividends and distributions to shareholders:

Net investment income	(1.15)	(1.29)	(1.44)	(1.53)	(1.35)	(1.19)

Capital gains	—	—	—	—	(3.80)	(2.02)

Tax return of capital	—	(0.17)	—	—	—	—
Total dividends and distributions to shareholders	(1.15)	(1.46)	(1.44)	(1.53)	(5.15)	(3.21)
Net asset value, end of period	$67.31	$63.90	$62.67	$62.80	$52.04	$66.16

TOTAL RETURN[2]	7.18%	4.33%	2.03%	24.20%	(13.85)%	24.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,382,518	$3,744,358	$6,332,946	$9,300,174	$13,716,953	$17,544,485

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.59%[4]

Net investment income	3.74%[3]	2.86%	1.91%	3.13%	2.19%	1.91%
Portfolio turnover rate[5]	18%	18%	20%	24%	29%	12%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$30.17	$30.62	$28.29	$23.90	$25.94	$24.87
Investment operations:

Net investment income[1]	0.96	1.06	0.74	0.81	0.61	0.13

Net realized and unrealized gain (loss)	0.16	(0.89)	2.05	4.25	(1.57)	0.94
Total from investment operations	1.12	0.17	2.79	5.06	(0.96)	1.07
Dividends and distributions to shareholders:

Net investment income	(0.89)	(0.62)	(0.45)	(0.67)	(1.02)	—

Capital gains	—	—	—	—	(0.06)	—

Tax return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.89)	(0.62)	(0.46)	(0.67)	(1.08)	—
Net asset value, end of period	$30.40	$30.17	$30.62	$28.29	$23.90	$25.94

TOTAL RETURN[2]	3.78%	0.54%	9.88%	21.62%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$83,594	$120,671	$154,624	$155,594	$267,708	$125,829

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[3]

Net investment income	6.36%[3]	3.55%	2.43%	3.27%	2.47%	6.87%[3]
Portfolio turnover rate[5]	35%	37%	37%	41%	39%	1%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	49

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$28.63	$30.95	$30.40	$25.54	$31.38	$26.98
Investment operations:

Net investment income[1]	0.80	1.10	0.87	0.84	0.60	0.16

Net realized and unrealized gain (loss)	1.11	(2.64)	0.54	4.99	(5.05)	5.90
Total from investment operations	1.91	(1.54)	1.41	5.83	(4.45)	6.06
Dividends and distributions to shareholders:

Net investment income	(0.81)	(0.59)	(0.64)	(0.97)	(0.73)	(0.41)

Capital gains	—	—	—	—	(0.66)	(1.25)

Tax return of capital	—	(0.19)	(0.22)	—	—	—
Total dividends and distributions to shareholders	(0.81)	(0.78)	(0.86)	(0.97)	(1.39)	(1.66)
Net asset value, end of period	$29.73	$28.63	$30.95	$30.40	$25.54	$31.38

TOTAL RETURN[2]	6.73%	(5.07)%	4.63%	23.62%	(14.44)%	23.70%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$41,622	$51,541	$91,302	$124,648	$200,501	$291,816

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.49%[4]

Net investment income	5.41%[3]	3.66%	2.78%	3.14%	2.18%	0.55%
Portfolio turnover rate[5]	23%	16%	20%	28%	38%	11%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$32.14	$30.78	$28.39	$25.73	$26.99	$24.90
Investment operations:

Net investment income[1]	0.42	0.64	0.58	0.56	0.71	0.90

Net realized and unrealized gain (loss)	1.40	0.83	1.99	2.80	(1.17)	2.18
Total from investment operations	1.82	1.47	2.57	3.36	(0.46)	3.08
Dividends and distributions to shareholders:

Net investment income	(0.48)	(0.11)	(0.18)	(0.70)	(0.55)	(0.23)

Capital gains	—	—	—	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.48)	(0.11)	(0.18)	(0.70)	(0.80)	(0.99)
Net asset value, end of period	$33.48	$32.14	$30.78	$28.39	$25.73	$26.99

TOTAL RETURN[2]	5.68%	4.78%	9.05%	13.26%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$473,740	$438,708	$543,192	$479,727	$732,050	$206,452

Ratios to average net assets of:

Expenses	0.58%[3,6,8]	0.58%	0.58%	0.58%	0.58%[7]	0.58%[3]

Net investment income	2.59%[3,8]	2.07%	1.89%	2.14%	2.75%	3.89%[3]
Portfolio turnover rate[5]	51%	56%	42%	53%	48%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

50	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$50.42	$55.76	$50.40	$43.85	$55.03	$47.50
Investment operations:

Net investment income[1]	0.53	1.06	0.92	0.86	0.80	0.91

Net realized and unrealized gain (loss)	(0.23)	(5.03)	5.81	6.67	(9.00)	12.34
Total from investment operations	0.30	(3.97)	6.73	7.53	(8.20)	13.25
Dividends and distributions to shareholders:

Net investment income	(0.64)	(1.37)	(1.37)	(0.98)	(0.76)	(0.94)

Capital gains	—	—	—	—	(2.22)	(4.78)
Total dividends and distributions to shareholders	(0.64)	(1.37)	(1.37)	(0.98)	(2.98)	(5.72)
Net asset value, end of period	$50.08	$50.42	$55.76	$50.40	$43.85	$55.03

TOTAL RETURN[2]	0.64%	(7.20)%	13.45%	17.45%	(15.64)%	29.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,538,855	$3,254,417	$6,607,000	$8,411,670	$9,737,132	$15,806,850

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.49%[4]

Net investment income	2.13%[3]	1.96%	1.67%	1.91%	1.52%	1.81%
Portfolio turnover rate[5]	12%	23%	18%	37%	27%	31%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$39.57	$44.13	$37.28	$31.24	$33.65	$29.08
Investment operations:

Net investment income[1]	0.29	0.51	0.64	0.70	0.41	0.47

Net realized and unrealized gain (loss)	(0.32)	(4.31)	6.91	5.94	(1.59)	6.74
Total from investment operations	(0.03)	(3.80)	7.55	6.64	(1.18)	7.21
Dividends and distributions to shareholders:

Net investment income	(0.44)	(0.76)	(0.70)	(0.60)	(0.35)	(0.41)

Capital gains	—	—	—	—	(0.88)	(2.23)
Total dividends and distributions to shareholders	(0.44)	(0.76)	(0.70)	(0.60)	(1.23)	(2.64)
Net asset value, end of period	$39.10	$39.57	$44.13	$37.28	$31.24	$33.65

TOTAL RETURN[2]	(0.02)%	(8.77)%	20.42%	21.64%	(3.83)%[6]	25.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$58,644	$83,097	$207,434	$115,561	$90,584	$117,762

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.59%[4]

Net investment income	1.53%[3]	1.20%	1.51%	2.11%	1.20%	1.52%
Portfolio turnover rate[5]	28%	38%	30%	48%	45%	41%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48% and 0.58%, for WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund, respectively.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

See Notes to Financial Statements.

WisdomTree Trust	51

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and

52	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation

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Notes to Financial Statements (unaudited) (continued)

approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing each Fund’s assets:

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,364,189,511	$—	$—
Investment of Cash Collateral for Securities Loaned	—	161,086,597	—
Total	$3,364,189,511	$161,086,597	$—
Unrealized Appreciation on Foreign Currency Contracts	—	48,716,711	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,681,742)	—
Total - Net	$3,364,189,511	$208,121,566	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$83,067,987	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,339,773	—
Total	$83,067,987	$2,339,773	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,031,207	—
Unrealized Depreciation on Foreign Currency Contracts	—	(37,331)	—
Total - Net	$83,067,987	$3,333,649	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$40,893,351	$—	$—
Total	$40,893,351	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	505,561	—
Unrealized Depreciation on Foreign Currency Contracts	—	(14,390)	—
Total - Net	$40,893,351	$491,171	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$465,846,628	$—	$—
Exchange-Traded Fund	2,232,895	—	—
Investment of Cash Collateral for Securities Loaned	—	13,041,841	—
Total	$468,079,523	$13,041,841	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,481,739	—
Unrealized Depreciation on Foreign Currency Contracts	—	(962,510)	—
Total - Net	$468,079,523	$16,561,070	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,504,805,452	$—	$—
Investment of Cash Collateral for Securities Loaned	—	163,326,758	—
Total	$2,504,805,452	$163,326,758	$—
Unrealized Appreciation on Foreign Currency Contracts	—	49,571,700	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,064,021)	—
Total - Net	$2,504,805,452	$210,834,437	$—

54	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,905,060	$—	$—
Investment of Cash Collateral for Securities Loaned	—	11,418,012	—
Total	$57,905,060	$11,418,012	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,077,334	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,066)	—
Total - Net	$57,905,060	$12,493,280	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

During the six months ended September 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and futures contracts during the period ended September 30, 2019 and open positions in such derivatives as of September 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 59. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of September 30, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$48,716,711	Unrealized depreciation on foreign currency contracts	$1,681,742
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,031,207	Unrealized depreciation on foreign currency contracts	37,331
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	505,561	Unrealized depreciation on foreign currency contracts	14,390
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,481,739	Unrealized depreciation on foreign currency contracts	962,510
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	49,571,700	Unrealized depreciation on foreign currency contracts	2,064,021
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,077,334	Unrealized depreciation on foreign currency contracts	2,066

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Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign exchange contracts	$161,074,343	$(11,448,267)
Equity contracts	(54,729)	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	5,043,568	(960,172)
Germany Hedged Equity Fund
Foreign exchange contracts	2,354,444	(358,994)
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	17,994,021	(964,771)
Japan Hedged Equity Fund
Foreign exchange contracts	(103,450,327)	59,923,280
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(2,521,245)	1,389,951

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Hedged Equity Fund
Equity contracts[1]	$—	$—	$3,562,648
Foreign exchange contracts	3,594,168,545	7,127,816,573	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	110,784,074	215,239,480	—
Germany Hedged Equity Fund
Foreign exchange contracts	47,823,202	93,746,930	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	444,484,637	889,751,810	—
Japan Hedged Equity Fund
Foreign exchange contracts	3,024,794,803	5,887,267,225	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	73,442,609	141,573,528	—

[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment

56	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) to obtain a net short exposure to foreign currencies consistent with each Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

Futures Contracts — The Europe Hedged Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2019, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral

58	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$169,592,006	$—	$(169,592,006)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	48,716,711	(1,681,742)	—	47,034,969	1,681,742	(1,681,742)	—	—
Europe Hedged SmallCap Equity Fund
Securities Lending	4,056,958	—	(4,056,958)[1]	—	—	—	—	—
Foreign Currency Contracts	1,031,207	(36,666)	—	994,541	37,331	(36,666)	—	665
Germany Hedged Equity Fund
Foreign Currency Contracts	505,561	(14,133)	—	491,428	14,390	(14,133)	—	257
International Hedged Quality Dividend Growth Fund
Securities Lending	18,298,463	—	(18,298,463)[1]	—	—	—	—	—
Foreign Currency Contracts	4,481,739	(961,066)	—	3,520,673	962,510	(961,066)	—	1,444
Japan Hedged Equity Fund
Securities Lending	253,356,622	—	(253,356,622)[1]	—	—	—	—	—
Foreign Currency Contracts	49,571,700	(2,064,021)	—	47,507,679	2,064,021	(2,064,021)	—	—
Japan Hedged SmallCap Equity Fund
Securities Lending	16,704,437	—	(16,704,437)[1]	—	—	—	—	—
Foreign Currency Contracts	1,077,334	(1,675)	—	1,075,659	2,066	(1,675)	—	391
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its

WisdomTree Trust	59

Notes to Financial Statements (unaudited) (continued)

agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

60	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
International Hedged Quality Dividend Growth Fund
International Quality Dividend Growth Fund	$—	$2,245,332	$—	$—	$(12,437)	$2,232,895	$10,858

During the six months ended September 30, 2019, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended September 30, 2019, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Europe Hedged Equity Fund	$14,204,324	$51,386,611	$1,831,521
Europe Hedged SmallCap Equity Fund	5,152,737	4,373,492	(1,144,412)
Germany Hedged Equity Fund	418,110	2,943,096	(350,766)
International Hedged Quality Dividend Growth Fund	62,957,186	41,038,320	(11,852,609)
Japan Hedged Equity Fund	17,638,085	25,115,850	2,181,460
Japan Hedged SmallCap Equity Fund	2,173,843	3,584,913	(921,520)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months ended September 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
International Hedged Quality Dividend Growth Fund	48	$1,614	$23
Japan Hedged Equity Fund	20	1,009	11

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$795,578,743	$641,849,372	$—	$544,261,909
Europe Hedged SmallCap Equity Fund	41,464,425	36,893,686	—	36,863,656
Germany Hedged Equity Fund	13,160,226	10,623,856	1,445,299	12,886,086
International Hedged Quality Dividend Growth Fund	252,432,226	226,842,679	16,041,487	6,217,366
Japan Hedged Equity Fund	349,099,762	434,617,677	96,838,312	737,248,458
Japan Hedged SmallCap Equity Fund	19,180,761	20,350,842	—	22,679,151

WisdomTree Trust	61

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$3,763,211,011	$421,797,621	$(659,732,524)	$(237,934,903)	$160	$—	$160	$(237,934,743)
Europe Hedged SmallCap Equity Fund	95,163,688	6,167,492	(15,923,420)	(9,755,928)	—	—	—	(9,755,928)
Germany Hedged Equity Fund	48,391,585	3,043,782	(10,542,016)	(7,498,234)	—	—	—	(7,498,234)
International Hedged Quality Dividend Growth Fund	467,870,657	44,006,625	(30,755,918)	13,250,707	421,725	(15,031)	406,694	13,657,401
Japan Hedged Equity Fund	2,958,258,034	181,857,185	(471,983,009)	(290,125,824)	—	—	—	(290,125,824)
Japan Hedged SmallCap Equity Fund	74,610,685	3,324,968	(8,612,581)	(5,287,613)	—	—	—	(5,287,613)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/ (depreciation) on a GAAP basis. The unrealized appreciation/ (depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

62	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of the series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); and (ii) the Sub Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each Fund’s performance by how well it tracked the relevant benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared

WisdomTree Trust	63

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by a Fund.

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar

64	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	65

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

66	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2907

WisdomTree Trust

Semi-Annual Report

September 30, 2019

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Market Fund (EXT)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Energy	13.5%
Utilities	13.4%
Information Technology	13.1%
Consumer Discretionary	11.9%
Consumer Staples	11.6%
Industrials	10.2%
Communication Services	9.6%
Materials	8.4%
Health Care	7.9%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
CenturyLink, Inc.	2.3%
General Electric Co.	2.2%
AT&T, Inc.	2.2%
Targa Resources Corp.	2.1%
Ford Motor Co.	1.9%
General Mills, Inc.	1.9%
ONEOK, Inc.	1.9%
Western Digital Corp.	1.9%
Southern Co. (The)	1.8%
International Business Machines Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,041.40	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.14%	0.30%	7.32%	7.22%	12.61%
Fund Market Price Returns	4.14%	0.31%	7.33%	7.21%	12.60%
WisdomTree Dividend Top 100/U.S. Dividend ex-Financials Spliced Index[1]	4.34%	0.63%	7.74%	7.64%	13.06%
Dow Jones U.S. Select Dividend IndexSM	5.97%	6.31%	10.00%	10.71%	13.72%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree U.S. Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	15.5%
Real Estate	15.1%
Energy	12.6%
Communication Services	10.7%
Utilities	9.8%
Financials	9.7%
Information Technology	7.6%
Health Care	6.6%
Industrials	5.6%
Consumer Discretionary	5.2%
Materials	1.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
AT&T, Inc.	5.8%
Exxon Mobil Corp.	4.3%
Verizon Communications, Inc.	3.8%
Procter & Gamble Co. (The)	3.3%
Chevron Corp.	3.2%
Wells Fargo & Co.	3.2%
Coca-Cola Co. (The)	2.6%
International Business Machines Corp.	2.5%
Philip Morris International, Inc.	2.4%
Pfizer, Inc.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,047.20	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.72%	6.98%	7.44%	8.32%	12.19%
Fund Market Price Returns	4.68%	7.05%	7.41%	8.30%	12.19%
WisdomTree U.S. High Dividend Index	4.88%	7.27%	7.83%	8.73%	12.62%
Russell 1000® Value Index	5.25%	4.00%	9.43%	7.79%	11.46%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.1%
Financials	15.5%
Consumer Staples	12.3%
Health Care	10.7%
Industrials	9.8%
Communication Services	7.9%
Energy	7.4%
Consumer Discretionary	6.5%
Utilities	5.6%
Real Estate	4.4%
Materials	1.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
AT&T, Inc.	3.6%
Exxon Mobil Corp.	2.6%
JPMorgan Chase & Co.	2.5%
Verizon Communications, Inc.	2.1%
Johnson & Johnson	1.9%
Procter & Gamble Co. (The)	1.8%
Chevron Corp.	1.8%
Wells Fargo & Co.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,066.10	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.61%	6.82%	11.71%	9.81%	12.69%
Fund Market Price Returns	6.62%	6.88%	11.70%	9.80%	12.70%
WisdomTree U.S. LargeCap Dividend Index	6.76%	7.07%	12.03%	10.12%	13.04%
S&P 500® Index	6.08%	4.25%	13.39%	10.84%	13.24%
Russell 1000® Value Index	5.25%	4.00%	9.43%	7.79%	11.46%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.1%
Financials	21.4%
Communication Services	10.4%
Health Care	9.8%
Industrials	9.6%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Energy	4.2%
Utilities	3.0%
Materials	1.9%
Real Estate	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	3.0%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Alphabet, Inc., Class A	2.4%
Bank of America Corp.	2.1%
Facebook, Inc., Class A	1.9%
Intel Corp.	1.6%
Citigroup, Inc.	1.5%
Wells Fargo & Co.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,065.80	0.08%	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	0.08%	$0.40

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.58%	4.83%	13.52%	10.01%	12.72%
Fund Market Price Returns	6.64%	4.88%	13.53%	10.03%	12.75%
WisdomTree U.S. LargeCap Index	6.63%	5.01%	13.83%	10.30%	13.03%
S&P 500® Index	6.08%	4.25%	13.39%	10.84%	13.24%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.1%
Real Estate	16.0%
Industrials	14.0%
Financials	10.2%
Materials	9.3%
Utilities	9.0%
Information Technology	8.3%
Energy	6.1%
Consumer Staples	4.4%
Communication Services	2.2%
Health Care	1.9%
Investment Company	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Targa Resources Corp.	1.7%
Coty, Inc., Class A	1.1%
Campbell Soup Co.	1.1%
Hasbro, Inc.	0.9%
Western Union Co. (The)	0.9%
L Brands, Inc.	0.9%
J.M. Smucker Co. (The)	0.9%
Whirlpool Corp.	0.9%
Baker Hughes a GE Co.	0.9%
WestRock Co.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,029.30	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.93%	0.79%	8.75%	9.61%	13.47%
Fund Market Price Returns	2.91%	0.88%	8.74%	9.60%	13.47%
WisdomTree U.S. MidCap Dividend Index	3.08%	1.07%	9.14%	10.00%	13.90%
S&P MidCap 400® Index	2.96%	-2.49%	9.38%	8.88%	12.56%
Russell MidCap Value Index	4.45%	1.60%	7.82%	7.55%	12.29%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.5%
Financials	18.8%
Consumer Discretionary	16.2%
Information Technology	12.6%
Materials	8.1%
Real Estate	6.6%
Health Care	4.6%
Consumer Staples	3.6%
Utilities	3.5%
Energy	2.8%
Communication Services	2.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
PulteGroup, Inc.	1.2%
Huntsman Corp.	0.9%
Reliance Steel & Aluminum Co.	0.7%
Santander Consumer USA Holdings, Inc.	0.7%
Toll Brothers, Inc.	0.6%
GrafTech International Ltd.	0.6%
Arrow Electronics, Inc.	0.6%
Teradyne, Inc.	0.6%
Crown Holdings, Inc.	0.6%
WABCO Holdings, Inc.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,011.90	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.19%	-3.00%	8.87%	7.71%	12.81%
Fund Market Price Returns	1.13%	-3.08%	8.80%	7.70%	12.81%
WisdomTree U.S. MidCap Index	1.40%	-2.66%	9.26%	8.05%	13.18%
S&P MidCap 400® Index	2.96%	-2.49%	9.38%	8.88%	12.56%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.3%
Health Care	13.9%
Financials	12.5%
Consumer Discretionary	10.6%
Communication Services	10.5%
Industrials	9.4%
Consumer Staples	7.5%
Energy	4.4%
Utilities	3.6%
Real Estate	3.5%
Materials	2.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citrix Systems, Inc.	1.4%
Western Union Co. (The)	1.4%
Booz Allen Hamilton Holding Corp.	1.2%
Oracle Corp.	1.2%
Verizon Communications, Inc.	1.2%
Leidos Holdings, Inc.	1.2%
CACI International, Inc., Class A	1.1%
MAXIMUS, Inc.	1.1%
AT&T, Inc.	1.1%
Chevron Corp.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,055.80	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.58%	0.44%	11.00%
Fund Market Price Returns	5.65%	0.55%	11.00%
WisdomTree U.S. Multifactor Index	5.73%	0.63%	11.15%
S&P 500® Index	6.08%	4.25%	11.82%
S&P 500® Equal Weight Index	4.52%	3.40%	9.39%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.3%
Industrials	18.1%
Consumer Staples	12.7%
Consumer Discretionary	11.2%
Health Care	9.6%
Financials	9.3%
Communication Services	7.9%
Energy	6.1%
Materials	2.6%
Real Estate	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	5.1%
Verizon Communications, Inc.	4.3%
Exxon Mobil Corp.	4.2%
Procter & Gamble Co. (The)	3.8%
Wells Fargo & Co.	3.6%
PepsiCo, Inc.	2.6%
Home Depot, Inc. (The)	2.6%
International Business Machines Corp.	2.4%
AbbVie, Inc.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,061.30	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.13%	4.38%	14.28%	11.46%	12.16%
Fund Market Price Returns	6.13%	4.43%	14.26%	11.45%	12.16%
WisdomTree U.S. Quality Dividend Growth Index	6.26%	4.67%	14.64%	11.78%	12.47%
NASDAQ U.S. Dividend AchieversTM Select Index	9.98%	10.09%	14.84%	11.57%	11.46%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.6%
Consumer Discretionary	18.1%
Financials	15.9%
Industrials	12.7%
Health Care	9.0%
Materials	6.0%
Real Estate	5.3%
Consumer Staples	4.6%
Energy	4.2%
Utilities	2.0%
Communication Services	1.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Gentex Corp.	2.3%
Oracle Corp.	2.2%
Discover Financial Services	2.1%
Amgen, Inc.	2.0%
CDK Global, Inc.	2.0%
Hyatt Hotels Corp., Class A	2.0%
Phillips 66	1.9%
Cisco Systems, Inc.	1.8%
Lam Research Corp.	1.7%
Citrix Systems, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the “Fund”) seeks income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,040.10	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.01%	2.00%	13.17%	9.06%	12.00%
Fund Market Price Returns	4.07%	2.03%	13.15%	9.07%	12.01%
Russell 1000® Value Index	5.25%	4.00%	9.43%	7.79%	11.46%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.0%
Consumer Discretionary	13.7%
Real Estate	13.6%
Financials	12.3%
Materials	9.6%
Utilities	8.8%
Information Technology	7.1%
Consumer Staples	6.4%
Communication Services	5.4%
Energy	2.7%
Health Care	1.9%
Investment Company	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Vector Group Ltd.	1.8%
TerraForm Power, Inc., Class A	1.8%
Pattern Energy Group, Inc., Class A	1.5%
SemGroup Corp., Class A	1.0%
Covanta Holding Corp.	1.0%
Cogent Communications Holdings, Inc.	0.9%
Compass Minerals International, Inc.	0.8%
MDC Holdings, Inc.	0.8%
South Jersey Industries, Inc.	0.7%
Spectrum Brands Holdings, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,011.20	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.12%	-5.06%	6.03%	7.99%	11.64%
Fund Market Price Returns	1.07%	-5.02%	6.03%	8.00%	11.63%
WisdomTree U.S. SmallCap Dividend Index	1.28%	-4.79%	6.37%	8.26%	11.87%
Russell 2000® Index	-0.36%	-8.89%	8.23%	8.19%	11.19%
Russell 2000® Value Index	0.79%	-8.24%	6.54%	7.17%	10.06%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	24.3%
Financials	21.3%
Industrials	20.6%
Information Technology	8.6%
Materials	6.6%
Energy	5.6%
Real Estate	3.4%
Health Care	3.2%
Consumer Staples	2.9%
Communication Services	2.2%
Utilities	1.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Lithia Motors, Inc., Class A	1.1%
KB Home	1.0%
Taylor Morrison Home Corp., Class A	0.9%
Meritage Homes Corp.	0.8%
Dana, Inc.	0.8%
TRI Pointe Group, Inc.	0.8%
Kronos Worldwide, Inc.	0.7%
Bed Bath & Beyond, Inc.	0.7%
MDC Holdings, Inc.	0.7%
LGI Homes, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$995.60	0.38%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.44%	-8.97%	9.32%	8.41%	11.71%
Fund Market Price Returns	-0.51%	-9.03%	9.31%	8.40%	11.69%
WisdomTree U.S. SmallCap Index	-0.31%	-8.79%	9.60%	8.62%	11.94%
Russell 2000® Index	-0.36%	-8.89%	8.23%	8.19%	11.19%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.3%
Consumer Discretionary	17.7%
Financials	16.8%
Materials	13.2%
Information Technology	6.7%
Communication Services	4.7%
Real Estate	4.5%
Utilities	3.7%
Consumer Staples	3.7%
Health Care	2.4%
Energy	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Brookfield Property REIT, Inc., Class A	2.3%
Artisan Partners Asset Management, Inc., Class A	2.2%
PotlatchDeltic Corp.	1.7%
MDC Holdings, Inc.	1.6%
Cohen & Steers, Inc.	1.3%
LCI Industries	1.2%
Kronos Worldwide, Inc.	1.2%
Sinclair Broadcast Group, Inc., Class A	1.2%
Cabot Corp.	1.1%
Washington Federal, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,037.10	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.71%	-3.03%	7.38%	8.30%	8.19%
Fund Market Price Returns	3.72%	-3.02%	7.36%	8.30%	8.17%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	3.91%	-2.76%	7.70%	8.56%	8.46%
Russell 2000® Index	-0.36%	-8.89%	8.23%	8.19%	7.60%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	16.3%
Financials	16.3%
Consumer Staples	11.1%
Industrials	9.7%
Health Care	9.3%
Real Estate	8.0%
Consumer Discretionary	7.3%
Communication Services	7.0%
Energy	6.8%
Utilities	5.6%
Materials	2.3%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	3.3%
Apple, Inc.	3.2%
AT&T, Inc.	3.0%
Exxon Mobil Corp.	2.2%
JPMorgan Chase & Co.	2.1%
Verizon Communications, Inc.	1.8%
Johnson & Johnson	1.6%
Procter & Gamble Co. (The)	1.6%
Chevron Corp.	1.6%
Wells Fargo & Co.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,061.80	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.18%	6.08%	11.19%	9.78%	12.75%
Fund Market Price Returns	6.16%	6.11%	11.15%	9.76%	12.75%
WisdomTree U.S. Dividend Index	6.31%	6.30%	11.48%	10.08%	13.17%
Russell 3000® Index	5.31%	2.92%	12.83%	10.44%	13.08%
Russell 3000® Value Index	4.95%	3.10%	9.24%	7.76%	11.36%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree U.S. Total Market Fund (EXT)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.3%
Information Technology	20.7%
Industrials	11.2%
Communication Services	9.4%
Consumer Discretionary	9.3%
Health Care	8.9%
Consumer Staples	6.5%
Energy	4.0%
Utilities	3.0%
Materials	2.4%
Real Estate	2.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.2%
Microsoft Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.2%
Alphabet, Inc., Class A	2.1%
Bank of America Corp.	1.9%
Facebook, Inc., Class A	1.7%
Intel Corp.	1.3%
Citigroup, Inc.	1.3%
Micron Technology, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Market Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Total Market Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of earnings-generating companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,059.60	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.96%	3.66%	12.98%	9.74%	12.69%
Fund Market Price Returns	6.11%	3.85%	13.01%	9.75%	12.70%
WisdomTree U.S. Total Market Index	5.96%	3.89%	13.33%	10.08%	13.03%
Russell 3000® Index	5.31%	2.92%	12.83%	10.44%	13.08%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell MidCap Value Index is a capitalization weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500 Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree U.S. LargeCap Dividend Index.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market.

16	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. Total Market Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. Stock Market.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.9%

Lockheed Martin Corp.(a)	22,407	$8,740,075

United Technologies Corp.	44,860	6,124,287

Total Aerospace & Defense		14,864,362

Air Freight & Logistics – 1.1%

United Parcel Service, Inc. Class B	70,601	8,459,412

Automobiles – 3.1%

Ford Motor Co.	1,650,030	15,114,275

General Motors Co.	251,119	9,411,940

Total Automobiles		24,526,215

Beverages – 1.9%

Coca-Cola Co. (The)	138,009	7,513,210

PepsiCo, Inc.	58,899	8,075,053

Total Beverages		15,588,263

Biotechnology – 2.6%

AbbVie, Inc.	116,704	8,836,827

Amgen, Inc.	29,131	5,637,140

Gilead Sciences, Inc.	106,390	6,742,998

Total Biotechnology		21,216,965

Chemicals – 4.0%

Air Products & Chemicals, Inc.	38,820	8,612,605

Celanese Corp.	54,356	6,647,195

CF Industries Holdings, Inc.	149,211	7,341,181

DuPont de Nemours, Inc.	36,782	2,622,925

Eastman Chemical Co.	87,743	6,478,066

Total Chemicals		31,701,972

Containers & Packaging – 3.8%

Avery Dennison Corp.	52,089	5,915,748

International Paper Co.(a)	219,801	9,192,078

Packaging Corp. of America	76,096	8,073,785

WestRock Co.	191,666	6,986,226

Total Containers & Packaging		30,167,837

Diversified Telecommunication Services – 5.7%

AT&T, Inc.	466,846	17,665,452

CenturyLink, Inc.(a)	1,489,287	18,586,302

Verizon Communications, Inc.	154,083	9,300,450

Total Diversified Telecommunication Services		45,552,204

Electric Utilities – 9.9%

Avangrid, Inc.(a)	144,851	7,568,465

Duke Energy Corp.	101,574	9,736,884

Edison International	161,342	12,168,413

Entergy Corp.	102,683	12,050,877

FirstEnergy Corp.	225,953	10,897,713

PPL Corp.	386,482	12,170,318

Southern Co. (The)	236,245	14,592,854

Total Electric Utilities		79,185,524

Electrical Equipment – 0.9%

Emerson Electric Co.	105,824	7,075,393

Energy Equipment & Services – 0.9%

Baker Hughes a GE Co.	324,484	7,528,029

Entertainment – 1.2%

Viacom, Inc. Class B	199,764	4,800,329

Walt Disney Co. (The)	35,435	4,617,889

Total Entertainment		9,418,218

Food Products – 5.9%

Campbell Soup Co.(a)	200,722	9,417,876

General Mills, Inc.	273,259	15,062,036

J.M. Smucker Co. (The)	70,414	7,746,948

Kellogg Co.(a)	128,660	8,279,271

Kraft Heinz Co. (The)	227,339	6,350,715

Total Food Products		46,856,846

Health Care Providers & Services – 2.3%

Cardinal Health, Inc.	152,787	7,210,019

CVS Health Corp.	76,420	4,819,809

Quest Diagnostics, Inc.	61,645	6,597,864

Total Health Care Providers & Services		18,627,692

Hotels, Restaurants & Leisure – 1.6%

Las Vegas Sands Corp.	219,563	12,681,959

Household Durables – 2.3%

Newell Brands, Inc.	393,186	7,360,442

Whirlpool Corp.(a)	70,873	11,223,448

Total Household Durables		18,583,890

Household Products – 1.1%

Kimberly-Clark Corp.	64,979	9,230,267

Industrial Conglomerates – 2.8%

3M Co.	29,382	4,830,401

General Electric Co.	1,985,829	17,753,311

Total Industrial Conglomerates		22,583,712

IT Services – 4.2%

International Business Machines Corp.	92,940	13,515,335

Paychex, Inc.	105,707	8,749,368

Western Union Co. (The)	491,128	11,379,436

Total IT Services		33,644,139

Machinery – 2.6%

Caterpillar, Inc.	44,039	5,562,566

Cummins, Inc.	49,632	8,073,638

Illinois Tool Works, Inc.	48,429	7,578,654

Total Machinery		21,214,858

Media – 2.8%

Comcast Corp. Class A	118,054	5,321,874

Fox Corp. Class B	10,716	337,983

Interpublic Group of Cos., Inc. (The)	355,030	7,654,447

Omnicom Group, Inc.(a)	90,801	7,109,718

Sirius XM Holdings, Inc.(a)	278,247	1,740,435

Total Media		22,164,457

Metals & Mining – 0.7%

Nucor Corp.(a)	103,607	5,274,632

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2019

Investments	Shares	Value

Multi-Utilities – 3.5%

CenterPoint Energy, Inc.	297,642	$8,982,836

Consolidated Edison, Inc.	93,660	8,848,060

Dominion Energy, Inc.(a)	128,525	10,415,666

Total Multi-Utilities		28,246,562

Multiline Retail – 3.0%

Kohl’s Corp.	130,881	6,499,551

Macy’s, Inc.(a)	318,033	4,942,233

Target Corp.	118,452	12,663,703

Total Multiline Retail		24,105,487

Oil, Gas & Consumable Fuels – 12.6%

Chevron Corp.	72,819	8,636,333

Exxon Mobil Corp.	120,399	8,501,373

Kinder Morgan, Inc.	639,093	13,171,707

Occidental Petroleum Corp.	150,109	6,675,347

ONEOK, Inc.	203,955	15,029,444

Phillips 66	86,933	8,901,939

Targa Resources Corp.(a)	425,750	17,102,378

Valero Energy Corp.	120,238	10,249,087

Williams Cos., Inc. (The)	505,048	12,151,455

Total Oil, Gas & Consumable Fuels		100,419,063

Pharmaceuticals – 3.0%

Bristol-Myers Squibb Co.	126,165	6,397,827

Johnson & Johnson	40,688	5,264,213

Merck & Co., Inc.	79,932	6,728,676

Pfizer, Inc.	147,965	5,316,383

Total Pharmaceuticals		23,707,099

Semiconductors & Semiconductor Equipment – 6.1%

Broadcom, Inc.	25,526	7,046,963

KLA Corp.	75,007	11,959,866

Maxim Integrated Products, Inc.	137,178	7,943,978

QUALCOMM, Inc.	162,916	12,427,232

Texas Instruments, Inc.	72,195	9,330,482

Total Semiconductors & Semiconductor Equipment		48,708,521

Specialty Retail – 1.9%

Gap, Inc. (The)	293,411	5,093,615

L Brands, Inc.	518,484	10,157,101

Total Specialty Retail		15,250,716

Technology Hardware, Storage & Peripherals – 2.7%

Hewlett Packard Enterprise Co.	464,404	7,045,008

Western Digital Corp.	250,598	14,945,665

Total Technology Hardware, Storage & Peripherals		21,990,673

Tobacco – 2.6%

Altria Group, Inc.	244,062	9,982,136

Philip Morris International, Inc.	140,866	10,695,955

Total Tobacco		20,678,091

Trading Companies & Distributors – 0.9%

Fastenal Co.(a)	221,058	7,221,965
TOTAL COMMON STOCKS (Cost: $724,440,793)		796,475,023

EXCHANGE-TRADED FUNDS – 0.2%

United States – 0.2%

WisdomTree U.S. LargeCap Dividend Fund(b)	6,652	659,014
WisdomTree U.S. MidCap Dividend Fund(b)	18,158	659,317
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,227,585)		1,318,331

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%

United States – 5.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $44,412,456)(d)	44,412,456	44,412,456

TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $770,080,834)		842,205,810

Other Assets less Liabilities – (5.3)%		(42,609,657)

NET ASSETS – 100.0%		$799,596,153

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $63,506,189 and the total market value of the collateral held by the Fund was $64,695,664. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,283,208.

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.5%

Aerospace & Defense – 1.2%

Lockheed Martin Corp.	29,277	$11,419,787

Air Freight & Logistics – 1.1%

United Parcel Service, Inc. Class B	86,301	10,340,586

Auto Components – 0.0%

LCI Industries	3,143	288,685

Automobiles – 1.8%

Ford Motor Co.	926,347	8,485,338

General Motors Co.	206,002	7,720,955

Harley-Davidson, Inc.(a)	23,711	852,885

Total Automobiles		17,059,178

Banks – 6.1%

Arrow Financial Corp.	4,292	143,326

Banc of California, Inc.	7,347	103,887

Bank of Hawaii Corp.(a)	5,110	439,102

Bank OZK	16,041	437,438

BB&T Corp.(a)	91,986	4,909,293

Boston Private Financial Holdings, Inc.	12,167	141,806

Bridge Bancorp, Inc.	2,866	84,719

Cathay General Bancorp	10,046	348,948

Central Pacific Financial Corp.	3,828	108,715

Citizens & Northern Corp.	1,935	50,852

Comerica, Inc.	19,068	1,258,297

Community Trust Bancorp, Inc.	2,643	112,539

Financial Institutions, Inc.	2,281	68,841

First Bancorp, Inc.	4,774	131,237

First Hawaiian, Inc.	19,243	513,788

First of Long Island Corp. (The)	1,867	42,474

Flushing Financial Corp.	4,252	85,912

FNB Corp.	52,234	602,258

Hanmi Financial Corp.	4,429	83,177

Heritage Commerce Corp.	7,558	88,844

Hope Bancorp, Inc.	20,568	294,945

Huntington Bancshares, Inc.	164,998	2,354,521

Investors Bancorp, Inc.	40,071	455,207

KeyCorp	156,857	2,798,329

Mercantile Bank Corp.	1,247	40,902

Midland States Bancorp, Inc.	3,999	104,174

PacWest Bancorp	30,140	1,095,288

Park National Corp.(a)	2,319	219,864

People’s United Financial, Inc.	59,064	923,466

Peoples Bancorp, Inc.	2,288	72,781

Premier Financial Bancorp, Inc.	662	11,366

Regions Financial Corp.	145,200	2,297,064

Sandy Spring Bancorp, Inc.	4,335	146,133

Southside Bancshares, Inc.	4,916	167,685

Stock Yards Bancorp, Inc.	2,052	75,288

SunTrust Banks, Inc.	58,013	3,991,294

Trustmark Corp.(a)	7,635	260,430

Umpqua Holdings Corp.	33,377	549,385

United Bankshares, Inc.	12,914	489,053

Univest Financial Corp.	4,105	104,719

Valley National Bancorp	54,135	588,447

Washington Trust Bancorp, Inc.	2,140	103,383

Wells Fargo & Co.	583,572	29,435,372

West Bancorporation, Inc.	2,896	62,959

Total Banks		56,397,508

Beverages – 4.9%

Coca-Cola Co. (The)	451,494	24,579,333

PepsiCo, Inc.	154,204	21,141,369

Total Beverages		45,720,702

Biotechnology – 3.1%

AbbVie, Inc.	252,292	19,103,550

Gilead Sciences, Inc.	151,127	9,578,429

Total Biotechnology		28,681,979

Capital Markets – 0.5%

Ares Management Corp. Class A	18,321	491,186

Artisan Partners Asset Management, Inc. Class A	19,300	545,032

BGC Partners, Inc. Class A	121,667	669,168

Cohen & Steers, Inc.	6,221	341,720

Diamond Hill Investment Group, Inc.	499	68,927

Eaton Vance Corp.	16,074	722,205

Federated Investors, Inc. Class B	15,356	497,688

GAIN Capital Holdings, Inc.	7,005	36,986

Legg Mason, Inc.	15,644	597,444

Moelis & Co. Class A	8,320	273,312

Virtu Financial, Inc. Class A(a)	13,844	226,488

Waddell & Reed Financial, Inc. Class A	12,290	211,142

Westwood Holdings Group, Inc.	1,574	43,553

Total Capital Markets		4,724,851

Chemicals – 0.3%

Advanced Emissions Solutions, Inc.(a)	5,424	80,492

CF Industries Holdings, Inc.	20,656	1,016,275

Chemours Co. (The)	21,089	315,070

Huntsman Corp.	29,295	681,402

Innophos Holdings, Inc.	3,332	108,157

Kronos Worldwide, Inc.	22,570	279,191

Olin Corp.(a)	23,103	432,488

Valhi, Inc.	12,409	23,577

Total Chemicals		2,936,652

Commercial Services & Supplies – 0.2%

Covanta Holding Corp.	29,207	504,989

Ennis, Inc.	5,334	107,800

HNI Corp.	5,325	189,038

Knoll, Inc.	6,547	165,966

Pitney Bowes, Inc.(a)	71,082	324,845

Quad/Graphics, Inc.(a)	9,977	104,858

Steelcase, Inc. Class A	11,970	220,248

Total Commercial Services & Supplies		1,617,744

Consumer Finance – 0.5%

Navient Corp.	58,264	745,779

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

Santander Consumer USA Holdings, Inc.	54,436	$1,388,662

Synchrony Financial	84,611	2,884,389

Total Consumer Finance		5,018,830

Containers & Packaging – 0.6%

Greif, Inc. Class B	613	27,928

International Paper Co.	62,875	2,629,433

Myers Industries, Inc.	3,108	54,856

Packaging Corp. of America	10,881	1,154,474

Sonoco Products Co.	10,078	586,640

WestRock Co.	35,668	1,300,099

Total Containers & Packaging		5,753,430

Diversified Consumer Services – 0.1%

H&R Block, Inc.	26,102	616,529

Diversified Telecommunication Services – 10.2%

AT&T, Inc.	1,419,844	53,726,897

CenturyLink, Inc.	462,491	5,771,887

Cogent Communications Holdings, Inc.	7,797	429,615

Verizon Communications, Inc.	586,764	35,417,075

Total Diversified Telecommunication Services		95,345,474

Electric Utilities – 6.2%

Alliant Energy Corp.	23,726	1,279,543

American Electric Power Co., Inc.	55,560	5,205,416

Avangrid, Inc.(a)	34,638	1,809,835

Duke Energy Corp.	98,046	9,398,690

Edison International	44,572	3,361,620

Entergy Corp.	24,278	2,849,266

Evergy, Inc.(a)	27,976	1,862,083

Eversource Energy(a)	30,982	2,648,032

Exelon Corp.	94,634	4,571,768

FirstEnergy Corp.	67,012	3,231,989

Hawaiian Electric Industries, Inc.(a)	12,082	551,060

OGE Energy Corp.	23,869	1,083,175

Pinnacle West Capital Corp.	12,294	1,193,379

Portland General Electric Co.	9,172	517,026

PPL Corp.	129,842	4,088,725

Southern Co. (The)	173,118	10,693,499

Xcel Energy, Inc.	48,115	3,122,182

Total Electric Utilities		57,467,288

Electrical Equipment – 0.6%

Emerson Electric Co.	68,324	4,568,143

Hubbell, Inc.	6,128	805,219

Total Electrical Equipment		5,373,362

Electronic Equipment, Instruments & Components – 0.0%

AVX Corp.	17,663	268,478

Daktronics, Inc.	15,512	114,556

Total Electronic Equipment, Instruments & Components		383,034

Energy Equipment & Services – 0.3%

Archrock, Inc.	28,766	286,797

Baker Hughes a GE Co.(a)	58,457	1,356,202

Helmerich & Payne, Inc.	18,022	722,142

Total Energy Equipment & Services		2,365,141

Entertainment – 0.1%

AMC Entertainment Holdings, Inc. Class A(a)	10,098	108,049

Cinemark Holdings, Inc.(a)	12,827	495,635

Total Entertainment		603,684

Equity Real Estate Investment Trusts (REITs) – 15.0%

Acadia Realty Trust	11,669	333,500

Agree Realty Corp.	4,424	323,616

Alexander’s, Inc.	1,040	362,346

Alexandria Real Estate Equities, Inc.	11,078	1,706,455

American Campus Communities, Inc.	19,830	953,426

American Finance Trust, Inc.(a)	21,781	304,063

Apartment Investment & Management Co. Class A	16,726	872,094

Apple Hospitality REIT, Inc.	59,608	988,301

Armada Hoffler Properties, Inc.	9,753	176,432

Ashford Hospitality Trust, Inc.	39,027	129,179

AvalonBay Communities, Inc.	14,659	3,156,522

Bluerock Residential Growth REIT, Inc.	8,680	102,164

Braemar Hotels & Resorts, Inc.	7,424	69,711

Brandywine Realty Trust	32,742	496,041

Brixmor Property Group, Inc.	69,366	1,407,436

Brookfield Property REIT, Inc. Class A(a)	33,664	686,409

Camden Property Trust	10,676	1,185,143

CareTrust REIT, Inc.	12,044	283,094

CatchMark Timber Trust, Inc. Class A	14,023	149,625

Cedar Realty Trust, Inc.	27,340	82,020

Chatham Lodging Trust	11,710	212,537

Colony Capital, Inc.	126,272	760,157

Columbia Property Trust, Inc.	13,153	278,186

Community Healthcare Trust, Inc.	3,811	169,780

CoreCivic, Inc.	33,316	575,700

CorEnergy Infrastructure Trust, Inc.(a)	3,639	171,834

CorePoint Lodging, Inc.	14,627	147,879

CoreSite Realty Corp.	5,391	656,893

Corporate Office Properties Trust	18,597	553,819

Cousins Properties, Inc.	16,368	615,273

Crown Castle International Corp.	54,763	7,612,605

CubeSmart	24,368	850,443

CyrusOne, Inc.	11,273	891,694

DiamondRock Hospitality Co.	36,731	376,493

Digital Realty Trust, Inc.	24,572	3,189,691

Duke Realty Corp.	37,370	1,269,459

Easterly Government Properties, Inc.	13,033	277,603

EastGroup Properties, Inc.	3,635	454,448

EPR Properties	15,453	1,187,718

Equity Residential	38,364	3,309,279

Essential Properties Realty Trust, Inc.	10,598	242,800

Essex Property Trust, Inc.	6,347	2,073,248

Extra Space Storage, Inc.	15,148	1,769,589

Federal Realty Investment Trust	7,841	1,067,474

Four Corners Property Trust, Inc.	10,093	285,430

Franklin Street Properties Corp.	20,698	175,105

Gaming and Leisure Properties, Inc.	56,438	2,158,189

GEO Group, Inc. (The)	34,830	603,952

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

Getty Realty Corp.	6,433	$206,242

Gladstone Commercial Corp.	8,585	201,748

Gladstone Land Corp.	4,892	58,190

Global Medical REIT, Inc.	8,172	93,161

Global Net Lease, Inc.	28,832	562,224

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,529	336,070

HCP, Inc.(a)	78,325	2,790,720

Healthcare Realty Trust, Inc.	17,149	574,492

Healthcare Trust of America, Inc. Class A	32,071	942,246

Hersha Hospitality Trust	6,882	102,404

Highwoods Properties, Inc.	15,920	715,445

Host Hotels & Resorts, Inc.	112,787	1,950,087

Hudson Pacific Properties, Inc.	15,324	512,741

Independence Realty Trust, Inc.	22,302	319,142

Industrial Logistics Properties Trust	32,041	680,871

Investors Real Estate Trust	1,643	122,683

Iron Mountain, Inc.(a)	67,404	2,183,216

iStar, Inc.(a)	9,717	126,807

Jernigan Capital, Inc.	5,076	97,713

Kimco Realty Corp.	97,139	2,028,262

Kite Realty Group Trust(a)	18,256	294,834

Lamar Advertising Co. Class A	15,041	1,232,309

Lexington Realty Trust	64,000	656,000

Liberty Property Trust	17,449	895,657

Life Storage, Inc.	6,325	666,718

LTC Properties, Inc.	7,232	370,423

Macerich Co. (The)(a)	30,025	948,490

Mack-Cali Realty Corp.	9,735	210,860

Medical Properties Trust, Inc.	73,532	1,438,286

Mid-America Apartment Communities, Inc.	14,044	1,825,860

Monmouth Real Estate Investment Corp.	16,279	234,580

National Health Investors, Inc.	7,341	604,825

National Retail Properties, Inc.	21,367	1,205,099

National Storage Affiliates Trust	8,331	278,005

New Senior Investment Group, Inc.(a)	31,217	208,530

NexPoint Residential Trust, Inc.	2,897	135,464

Office Properties Income Trust	20,862	639,212

Omega Healthcare Investors, Inc.	50,608	2,114,908

One Liberty Properties, Inc.	4,740	130,492

Outfront Media, Inc.	35,609	989,218

Park Hotels & Resorts, Inc.	47,621	1,189,096

Pebblebrook Hotel Trust	10,645	296,144

Pennsylvania Real Estate Investment Trust(a)	22,053	126,143

Physicians Realty Trust	32,301	573,343

Piedmont Office Realty Trust, Inc. Class A	17,168	358,468

PotlatchDeltic Corp.(a)	9,916	407,399

Preferred Apartment Communities, Inc. Class A(a)	10,733	155,092

Prologis, Inc.	62,757	5,348,152

PS Business Parks, Inc.	2,869	522,015

Public Storage	23,052	5,653,964

QTS Realty Trust, Inc. Class A	6,101	313,652

Rayonier, Inc.	13,974	394,067

Realty Income Corp.	39,696	3,043,889

Regency Centers Corp.	19,437	1,350,677

Retail Opportunity Investments Corp.	17,751	323,601

Retail Properties of America, Inc. Class A	38,084	469,195

RLJ Lodging Trust	37,911	644,108

RPT Realty	14,149	191,719

Ryman Hospitality Properties, Inc.	8,416	688,513

Sabra Health Care REIT, Inc.(a)	58,296	1,338,476

Safehold, Inc.	2,286	69,723

Saul Centers, Inc.	2,271	123,792

Senior Housing Properties Trust	95,813	886,749

Service Properties Trust	45,488	1,173,136

Simon Property Group, Inc.	45,062	7,013,900

SITE Centers Corp.	38,981	589,003

SL Green Realty Corp.	11,065	904,564

Spirit Realty Capital, Inc.	16,521	790,695

STAG Industrial, Inc.	20,576	606,580

STORE Capital Corp.	31,029	1,160,795

Summit Hotel Properties, Inc.(a)	25,730	298,468

Tanger Factory Outlet Centers, Inc.(a)	15,920	246,442

Taubman Centers, Inc.	9,263	378,208

UDR, Inc.	26,939	1,306,003

UMH Properties, Inc.	8,180	115,174

Uniti Group, Inc.	82,790	642,864

Universal Health Realty Income Trust	1,905	195,834

Urban Edge Properties	15,288	302,550

Urstadt Biddle Properties, Inc. Class A	4,673	110,750

Ventas, Inc.	60,606	4,426,056

VEREIT, Inc.	229,508	2,244,588

VICI Properties, Inc.	76,353	1,729,395

Vornado Realty Trust	22,566	1,436,777

W.P. Carey, Inc.	31,578	2,826,231

Washington Prime Group, Inc.(a)	69,586	288,086

Washington Real Estate Investment Trust	10,602	290,071

Weingarten Realty Investors	21,726	632,878

Welltower, Inc.	60,525	5,486,591

Weyerhaeuser Co.	142,771	3,954,757

Whitestone REIT	11,876	163,414

Xenia Hotels & Resorts, Inc.	22,089	466,520

Total Equity Real Estate Investment Trusts (REITs)		139,637,396

Food & Staples Retailing – 0.0%

SpartanNash Co.	4,617	54,619

Village Super Market, Inc. Class A	1,054	27,878

Total Food & Staples Retailing		82,497

Food Products – 2.3%

Archer-Daniels-Midland Co.	55,035	2,260,287

B&G Foods, Inc.	14,082	266,291

Campbell Soup Co.(a)	36,418	1,708,733

Flowers Foods, Inc.	27,541	637,023

General Mills, Inc.	105,208	5,799,065

J.M. Smucker Co. (The)	12,869	1,415,847

Kellogg Co.	43,427	2,794,528

Kraft Heinz Co. (The)	215,754	6,027,088

Total Food Products		20,908,862

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

Gas Utilities – 0.2%

National Fuel Gas Co.	9,046	$424,439

Northwest Natural Holding Co.	2,968	211,737

South Jersey Industries, Inc.(a)	11,409	375,470

Spire, Inc.	5,275	460,191

Total Gas Utilities		1,471,837

Health Care Providers & Services – 0.2%

Cardinal Health, Inc.	38,321	1,808,368

Owens & Minor, Inc.	8,251	47,938

Patterson Cos., Inc.	13,035	232,284

Total Health Care Providers & Services		2,088,590

Hotels, Restaurants & Leisure – 1.1%

Bluegreen Vacations Corp.(a)	6,935	64,634

Brinker International, Inc.(a)	4,357	185,913

Dine Brands Global, Inc.(a)	1,722	130,631

Las Vegas Sands Corp.	144,377	8,339,216

Six Flags Entertainment Corp.	14,639	743,515

Wyndham Destinations, Inc.	13,906	639,954

Total Hotels, Restaurants & Leisure		10,103,863

Household Durables – 0.4%

Ethan Allen Interiors, Inc.	4,419	84,403

Leggett & Platt, Inc.	18,796	769,508

MDC Holdings, Inc.	9,565	412,251

Newell Brands, Inc.	65,901	1,233,667

Tupperware Brands Corp.	12,916	204,977

Whirlpool Corp.(a)	8,833	1,398,794

Total Household Durables		4,103,600

Household Products – 4.0%

Kimberly-Clark Corp.	39,680	5,636,544

Procter & Gamble Co. (The)	248,112	30,860,170

Spectrum Brands Holdings, Inc.	6,993	368,671

Total Household Products		36,865,385

Independent Power & Renewable Electricity Producers – 0.3%

AES Corp.	73,652	1,203,474

Clearway Energy, Inc. Class A	9,433	163,568

Pattern Energy Group, Inc. Class A	27,388	737,559

TerraForm Power, Inc. Class A	47,699	869,314

Total Independent Power & Renewable Electricity Producers		2,973,915

Industrial Conglomerates – 1.9%

General Electric Co.	1,978,845	17,690,874

Insurance – 2.2%

CNA Financial Corp.	29,359	1,445,931

Fidelity National Financial, Inc.	35,604	1,581,174

First American Financial Corp.	14,460	853,284

Mercury General Corp.	8,885	496,494

MetLife, Inc.	143,287	6,757,415

Old Republic International Corp.	37,688	888,306

Principal Financial Group, Inc.	47,325	2,704,150

Prudential Financial, Inc.	60,687	5,458,796

Safety Insurance Group, Inc.	2,006	203,268

Stewart Information Services Corp.	2,682	104,035

Total Insurance		20,492,853

Internet & Direct Marketing Retail – 0.0%

PetMed Express, Inc.(a)	3,952	71,215

IT Services – 3.0%

International Business Machines Corp.	159,703	23,224,010

Paychex, Inc.	41,145	3,405,572

Western Union Co. (The)(a)	62,895	1,457,277

Total IT Services		28,086,859

Machinery – 0.3%

Briggs & Stratton Corp.	7,072	42,856

Cummins, Inc.	18,452	3,001,587

NN, Inc.	5,856	41,753

Total Machinery		3,086,196

Media – 0.4%

Entercom Communications Corp. Class A(a)	27,373	91,426

Entravision Communications Corp. Class A	12,952	41,187

Gannett Co., Inc.	26,162	280,980

Interpublic Group of Cos., Inc. (The)	49,420	1,065,495

Meredith Corp.(a)	5,770	211,528

National CineMedia, Inc.	23,253	190,675

New Media Investment Group, Inc.(a)	24,611	216,823

Omnicom Group, Inc.(a)	23,995	1,878,808

Total Media		3,976,922

Metals & Mining – 0.0%

Compass Minerals International, Inc.	7,447	420,681

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Arlington Asset Investment Corp. Class A	14,393	79,018

Multi-Utilities – 3.2%

Avista Corp.(a)	7,627	369,452

Black Hills Corp.	6,327	485,471

CenterPoint Energy, Inc.	64,162	1,936,409

Consolidated Edison, Inc.	37,366	3,529,966

Dominion Energy, Inc.	96,082	7,786,485

DTE Energy Co.	19,627	2,609,606

MDU Resources Group, Inc.	20,849	587,733

NiSource, Inc.	35,945	1,075,474

NorthWestern Corp.	6,050	454,053

Public Service Enterprise Group, Inc.	55,044	3,417,132

Sempra Energy	27,842	4,109,758

Unitil Corp.	1,701	107,911

WEC Energy Group, Inc.	31,643	3,009,249

Total Multi-Utilities		29,478,699

Multiline Retail – 1.0%

Kohl’s Corp.	22,517	1,118,194

Macy’s, Inc.(a)	48,747	757,529

Nordstrom, Inc.(a)	17,558	591,178

Target Corp.	67,042	7,167,460

Total Multiline Retail		9,634,361

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 12.4%

Berry Petroleum Corp.(a)	11,334	$106,086

Chevron Corp.	252,369	29,930,963

CVR Energy, Inc.	28,886	1,271,851

Evolution Petroleum Corp.	10,337	60,368

Exxon Mobil Corp.	567,731	40,087,486

Kinder Morgan, Inc.	366,968	7,563,211

Marathon Petroleum Corp.	71,425	4,339,069

Murphy Oil Corp.	18,770	415,005

Occidental Petroleum Corp.	120,545	5,360,636

ONEOK, Inc.	78,612	5,792,918

PBF Energy, Inc. Class A	15,447	420,004

Phillips 66	57,143	5,851,443

SemGroup Corp. Class A(a)	27,022	441,539

Targa Resources Corp.	66,652	2,677,411

Valero Energy Corp.	62,300	5,310,452

Williams Cos., Inc. (The)	235,995	5,678,040

Total Oil, Gas & Consumable Fuels		115,306,482

Paper & Forest Products – 0.1%

Domtar Corp.	9,892	354,233

PH Glatfelter Co.	6,451	99,281

Schweitzer-Mauduit International, Inc.	5,742	214,980

Total Paper & Forest Products		668,494

Personal Products – 0.2%

Coty, Inc. Class A(a)	182,888	1,922,153

Natural Health Trends Corp.(a)	1,899	13,445

Total Personal Products		1,935,598

Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	168,557	8,547,525

Pfizer, Inc.	603,890	21,697,768

Total Pharmaceuticals		30,245,293

Professional Services – 0.0%

BG Staffing, Inc.	1,596	30,499

Resources Connection, Inc.	5,110	86,819

Total Professional Services		117,318

Real Estate Management & Development – 0.1%

Kennedy-Wilson Holdings, Inc.	21,527	471,872

Newmark Group, Inc. Class A	18,070	163,714

Total Real Estate Management & Development		635,586

Road & Rail – 0.1%

Ryder System, Inc.	8,132	420,994

Semiconductors & Semiconductor Equipment – 3.5%

Cypress Semiconductor Corp.	43,101	1,005,977

KLA Corp.	16,863	2,688,806

Maxim Integrated Products, Inc.	32,666	1,891,688

NVE Corp.	1,035	68,672

QUALCOMM, Inc.	175,632	13,397,209

Texas Instruments, Inc.	105,458	13,629,392

Xperi Corp.	7,759	160,456

Total Semiconductors & Semiconductor Equipment		32,842,200

Software – 0.0%

American Software, Inc. Class A	2,390	35,898

TiVo Corp.	26,010	198,066

Total Software		233,964

Specialty Retail – 0.5%

Abercrombie & Fitch Co. Class A	10,284	160,430

Bed Bath & Beyond, Inc.(a)	26,535	282,333

Buckle, Inc. (The)	9,915	204,249

Cato Corp. (The) Class A	8,035	141,496

Chico’s FAS, Inc.(a)	27,335	110,160

Designer Brands, Inc. Class A(a)	11,082	189,724

Gap, Inc. (The)	47,201	819,409

Guess?, Inc.(a)	10,834	200,754

Haverty Furniture Cos., Inc.	2,710	54,932

L Brands, Inc.	72,287	1,416,102

Office Depot, Inc.	77,353	135,755

Penske Automotive Group, Inc.	11,212	530,103

Tile Shop Holdings, Inc.	10,676	34,057

Williams-Sonoma, Inc.(a)	7,849	533,575

Total Specialty Retail		4,813,079

Technology Hardware, Storage & Peripherals – 1.0%

Hewlett Packard Enterprise Co.	157,212	2,384,906

HP, Inc.	155,133	2,935,117

Western Digital Corp.	50,430	3,007,645

Xerox Holdings Corp.	33,163	991,905

Total Technology Hardware, Storage & Peripherals		9,319,573

Textiles, Apparel & Luxury Goods – 0.2%

Hanesbrands, Inc.(a)	54,623	836,824

Tapestry, Inc.	38,332	998,549

Total Textiles, Apparel & Luxury Goods		1,835,373

Thrifts & Mortgage Finance – 0.4%

Dime Community Bancshares, Inc.	5,719	122,444

Federal Agricultural Mortgage Corp. Class C	1,060	86,559

New York Community Bancorp, Inc.(a)	111,973	1,405,261

Northwest Bancshares, Inc.	14,862	243,588

Oritani Financial Corp.	11,325	200,396

Provident Financial Services, Inc.	8,607	211,130

Territorial Bancorp, Inc.	553	15,805

TFS Financial Corp.	60,093	1,082,876

TrustCo Bank Corp.	17,606	143,489

United Financial Bancorp, Inc.	6,325	86,210

Total Thrifts & Mortgage Finance		3,597,758

Tobacco – 4.2%

Altria Group, Inc.	382,585	15,647,727

Philip Morris International, Inc.	288,244	21,886,367

Universal Corp.	4,345	238,149

Vector Group Ltd.(a)	73,894	880,078

Total Tobacco		38,652,321

Trading Companies & Distributors – 0.1%

H&E Equipment Services, Inc.	6,883	198,643

Watsco, Inc.	4,780	808,681

Total Trading Companies & Distributors		1,007,324

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2019

Investments	Shares	Value

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	26,867	$1,060,440

Wireless Telecommunication Services – 0.0%

Spok Holdings, Inc.	2,070	24,716
TOTAL COMMON STOCKS (Cost: $871,317,613)		926,084,580

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. Total Dividend Fund(b)
(Cost: $2,127,929)	22,164	2,196,641

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%

United States – 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $24,106,019)(d)	24,106,019	24,106,019

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $897,551,561)		952,387,240

Other Assets less Liabilities – (2.3)%		(21,655,512)

NET ASSETS – 100.0%		$930,731,728

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,789,805 and the total market value of the collateral held by the Fund was $36,683,650. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,577,631.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 3.1%

Boeing Co. (The)	53,389	$20,312,913

General Dynamics Corp.	29,384	5,369,338

L3Harris Technologies, Inc.	18,019	3,759,484

Lockheed Martin Corp.	38,363	14,963,872

Northrop Grumman Corp.	14,373	5,386,856

Raytheon Co.	26,310	5,161,759

Textron, Inc.	1,803	88,275

United Technologies Corp.	90,992	12,422,228

Total Aerospace & Defense		67,464,725

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.(a)	12,778	1,083,319

Expeditors International of Washington, Inc.	4,113	305,555

FedEx Corp.	14,184	2,064,765

United Parcel Service, Inc. Class B	111,976	13,416,964

Total Air Freight & Logistics		16,870,603

Airlines – 0.3%

American Airlines Group, Inc.(a)	24,809	669,099

Delta Air Lines, Inc.	70,688	4,071,629

Southwest Airlines Co.	34,915	1,885,759

Total Airlines		6,626,487

Automobiles – 1.0%

Ford Motor Co.	1,199,555	10,987,924

General Motors Co.	270,337	10,132,231

Total Automobiles		21,120,155

Banks – 9.1%

Bank of America Corp.	1,049,605	30,616,978

BB&T Corp.(a)	122,748	6,551,061

Citigroup, Inc.	344,126	23,772,224

Citizens Financial Group, Inc.	79,287	2,804,381

Comerica, Inc.	27,179	1,793,542

Fifth Third Bancorp	90,876	2,488,185

First Republic Bank	1,457	140,892

Huntington Bancshares, Inc.	189,553	2,704,921

JPMorgan Chase & Co.	464,031	54,611,808

KeyCorp	176,278	3,144,800

M&T Bank Corp.	15,560	2,458,013

PNC Financial Services Group, Inc. (The)	62,795	8,801,347

Regions Financial Corp.	157,849	2,497,171

SunTrust Banks, Inc.	78,917	5,429,490

U.S. Bancorp	217,177	12,018,575

Wells Fargo & Co.	756,427	38,154,178

Total Banks		197,987,566

Beverages – 3.1%

Brown-Forman Corp. Class B(a)	10,846	680,912

Coca-Cola Co. (The)	587,073	31,960,254

Constellation Brands, Inc. Class A	11,359	2,354,494

Keurig Dr Pepper, Inc.	124,050	3,389,046

Molson Coors Brewing Co. Class B	25,526	1,467,745

PepsiCo, Inc.	200,742	27,521,728

Total Beverages		67,374,179

Biotechnology – 2.4%

AbbVie, Inc.	325,246	24,627,627

Amgen, Inc.	76,904	14,881,693

Gilead Sciences, Inc.	197,701	12,530,289

Total Biotechnology		52,039,609

Capital Markets – 3.0%

Ameriprise Financial, Inc.	18,144	2,668,982

Bank of New York Mellon Corp. (The)	103,161	4,663,909

BlackRock, Inc.	21,371	9,523,772

Charles Schwab Corp. (The)	79,244	3,314,777

CME Group, Inc.	24,162	5,106,397

E*TRADE Financial Corp.	14,617	638,617

Franklin Resources, Inc.	71,471	2,062,653

Goldman Sachs Group, Inc. (The)	30,936	6,410,867

Intercontinental Exchange, Inc.	32,464	2,995,453

Moody’s Corp.	10,189	2,087,013

Morgan Stanley	230,377	9,830,187

MSCI, Inc.	5,902	1,285,160

Nasdaq, Inc.	14,208	1,411,565

Northern Trust Corp.	22,097	2,062,092

S&P Global, Inc.	14,170	3,471,367

State Street Corp.	51,400	3,042,366

T. Rowe Price Group, Inc.	27,779	3,173,751

TD Ameritrade Holding Corp.	58,469	2,730,502

Total Capital Markets		66,479,430

Chemicals – 1.1%

Air Products & Chemicals, Inc.	28,149	6,245,137

Celanese Corp.	14,298	1,748,502

DuPont de Nemours, Inc.	96,650	6,892,112

Ecolab, Inc.	14,383	2,848,409

International Flavors & Fragrances, Inc.(a)	11,363	1,394,127

Mosaic Co. (The)	7,714	158,137

PPG Industries, Inc.	21,858	2,590,392

Sherwin-Williams Co. (The)	3,643	2,003,176

Total Chemicals		23,879,992

Commercial Services & Supplies – 0.4%

Cintas Corp.(a)	5,659	1,517,178

Republic Services, Inc.	30,900	2,674,395

Rollins, Inc.(a)	5,260	179,208

Waste Management, Inc.	39,822	4,579,530

Total Commercial Services & Supplies		8,950,311

Communications Equipment – 1.4%

Cisco Systems, Inc.	565,735	27,952,967

Motorola Solutions, Inc.	14,291	2,435,329

Total Communications Equipment		30,388,296

Construction Materials – 0.0%

Vulcan Materials Co.	5,932	897,156

Consumer Finance – 0.8%

American Express Co.	56,607	6,695,476

Capital One Financial Corp.	44,282	4,028,776

Discover Financial Services	31,518	2,555,795

Synchrony Financial	116,425	3,968,928

Total Consumer Finance		17,248,975

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2019

Investments	Shares	Value

Containers & Packaging – 0.2%

Ball Corp.	14,052	$1,023,126

International Paper Co.	84,228	3,522,415

Total Containers & Packaging		4,545,541

Distributors – 0.1%

Genuine Parts Co.	14,606	1,454,612

Diversified Telecommunication Services – 6.1%

AT&T, Inc.	2,093,412	79,214,710

CenturyLink, Inc.(a)	598,626	7,470,852

Verizon Communications, Inc.	759,458	45,840,885

Total Diversified Telecommunication Services		132,526,447

Electric Utilities – 3.7%

American Electric Power Co., Inc.	74,002	6,933,247

Avangrid, Inc.(a)	48,067	2,511,501

Duke Energy Corp.	128,423	12,310,629

Edison International	52,467	3,957,061

Entergy Corp.	34,002	3,990,475

Evergy, Inc.(a)	29,257	1,947,346

Eversource Energy(a)	42,555	3,637,176

Exelon Corp.	126,887	6,129,911

FirstEnergy Corp.	76,107	3,670,640

NextEra Energy, Inc.	51,804	12,069,814

PPL Corp.	157,205	4,950,385

Southern Co. (The)	224,918	13,893,185

Xcel Energy, Inc.	67,357	4,370,796

Total Electric Utilities		80,372,166

Electrical Equipment – 0.4%

AMETEK, Inc.	7,614	699,117

Emerson Electric Co.	82,361	5,506,656

Rockwell Automation, Inc.	14,167	2,334,722

Total Electrical Equipment		8,540,495

Electronic Equipment, Instruments & Components – 0.2%

Amphenol Corp. Class A	16,008	1,544,772

CDW Corp.	4,276	526,974

Corning, Inc.(a)	79,873	2,277,978

Total Electronic Equipment, Instruments & Components		4,349,724

Energy Equipment & Services – 0.1%

Halliburton Co.	96,494	1,818,912

Entertainment – 0.8%

Activision Blizzard, Inc.	27,535	1,457,152

Walt Disney Co. (The)	116,331	15,160,256

Total Entertainment		16,617,408

Equity Real Estate Investment Trusts (REITs) – 4.4%

Alexandria Real Estate Equities, Inc.	13,040	2,008,682

American Tower Corp.	36,203	8,005,569

AvalonBay Communities, Inc.	16,746	3,605,916

Boston Properties, Inc.	21,917	2,841,758

Crown Castle International Corp.	72,448	10,070,996

Digital Realty Trust, Inc.	33,256	4,316,961

Equinix, Inc.	8,713	5,025,658

Equity Residential	43,886	3,785,606

Essex Property Trust, Inc.	8,615	2,814,090

HCP, Inc.(a)	110,707	3,944,490

Host Hotels & Resorts, Inc.	150,209	2,597,114

Prologis, Inc.	83,969	7,155,838

Public Storage	29,889	7,330,875

Realty Income Corp.	54,091	4,147,698

Simon Property Group, Inc.	56,681	8,822,398

Ventas, Inc.	72,485	5,293,580

Vornado Realty Trust	24,787	1,578,188

Welltower, Inc.	76,518	6,936,357

Weyerhaeuser Co.	181,815	5,036,276

Total Equity Real Estate Investment Trusts (REITs)		95,318,050

Food & Staples Retailing – 2.3%

Costco Wholesale Corp.	21,838	6,291,746

Kroger Co. (The)	52,461	1,352,445

Sysco Corp.	56,611	4,494,913

Walgreens Boots Alliance, Inc.	87,661	4,848,530

Walmart, Inc.	287,269	34,093,085

Total Food & Staples Retailing		51,080,719

Food Products – 1.9%

Archer-Daniels-Midland Co.	69,180	2,841,223

Conagra Brands, Inc.	66,294	2,033,900

General Mills, Inc.	129,351	7,129,827

Hershey Co. (The)	19,084	2,957,829

Hormel Foods Corp.	47,915	2,095,323

Kellogg Co.	57,672	3,711,193

Kraft Heinz Co. (The)	269,981	7,541,919

McCormick & Co., Inc. Non-Voting Shares	9,207	1,439,054

Mondelez International, Inc. Class A	154,743	8,560,383

Tyson Foods, Inc. Class A	34,386	2,962,010

Total Food Products		41,272,661

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	123,217	10,309,566

Baxter International, Inc.	27,446	2,400,702

Becton, Dickinson and Co.	14,412	3,645,660

Danaher Corp.	20,618	2,977,858

ResMed, Inc.	9,771	1,320,160

Stryker Corp.	19,478	4,213,091

Zimmer Biomet Holdings, Inc.	8,212	1,127,261

Total Health Care Equipment & Supplies		25,994,298

Health Care Providers & Services – 1.5%

AmerisourceBergen Corp.	19,206	1,581,230

Anthem, Inc.	12,905	3,098,491

Cardinal Health, Inc.	41,397	1,953,524

Cigna Corp.	360	54,644

CVS Health Corp.	150,658	9,502,000

HCA Healthcare, Inc.	13,363	1,609,173

Humana, Inc.	4,370	1,117,278

McKesson Corp.	12,175	1,663,836

UnitedHealth Group, Inc.	57,342	12,461,563

Total Health Care Providers & Services		33,041,739

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2019

Investments	Shares	Value

Hotels, Restaurants & Leisure – 2.2%

Darden Restaurants, Inc.	11,772	$1,391,686

Hilton Worldwide Holdings, Inc.	13,193	1,228,400

Las Vegas Sands Corp.	181,395	10,477,375

Marriott International, Inc. Class A	22,599	2,810,638

McDonald’s Corp.	85,592	18,377,458

MGM Resorts International	48,813	1,353,097

Starbucks Corp.	121,417	10,735,691

Yum! Brands, Inc.	23,354	2,649,044

Total Hotels, Restaurants & Leisure		49,023,389

Household Durables – 0.1%

D.R. Horton, Inc.	24,465	1,289,550

Lennar Corp. Class A	4,434	247,639

Total Household Durables		1,537,189

Household Products – 2.6%

Church & Dwight Co., Inc.	13,941	1,048,921

Clorox Co. (The)(a)	14,112	2,143,189

Colgate-Palmolive Co.	97,653	7,178,472

Kimberly-Clark Corp.	47,810	6,791,411

Procter & Gamble Co. (The)	322,545	40,118,147

Total Household Products		57,280,140

Industrial Conglomerates – 2.2%

3M Co.	70,156	11,533,646

General Electric Co.	2,541,165	22,718,015

Honeywell International, Inc.	78,466	13,276,447

Roper Technologies, Inc.	3,726	1,328,692

Total Industrial Conglomerates		48,856,800

Insurance – 2.6%

Aflac, Inc.	78,044	4,083,262

Allstate Corp. (The)	37,067	4,028,442

American International Group, Inc.	130,670	7,278,319

Arthur J. Gallagher & Co.	14,135	1,266,072

Cincinnati Financial Corp.	18,941	2,209,846

CNA Financial Corp.	34,332	1,690,851

Hartford Financial Services Group, Inc. (The)	49,665	3,010,196

Lincoln National Corp.	29,264	1,765,204

Loews Corp.	4,452	229,189

Marsh & McLennan Cos., Inc.	45,695	4,571,785

MetLife, Inc.	190,176	8,968,700

Principal Financial Group, Inc.	52,151	2,979,908

Progressive Corp. (The)	48,886	3,776,444

Prudential Financial, Inc.	78,696	7,078,705

Travelers Cos., Inc. (The)	30,201	4,490,587

Total Insurance		57,427,510

Internet & Direct Marketing Retail – 0.0%

Expedia Group, Inc.	6,776	910,762

IT Services – 2.9%

Automatic Data Processing, Inc.	45,863	7,403,205

Cognizant Technology Solutions Corp. Class A	32,509	1,959,155

DXC Technology Co.	13,737	405,242

Fidelity National Information Services, Inc.	18,765	2,491,241

Global Payments, Inc.	6,578	1,045,902

International Business Machines Corp.	207,897	30,232,382

MasterCard, Inc. Class A	23,105	6,274,625

Paychex, Inc.	53,332	4,414,290

Visa, Inc. Class A(a)	59,213	10,185,228

Total IT Services		64,411,270

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.	14,784	1,132,898

Thermo Fisher Scientific, Inc.	5,841	1,701,308

Total Life Sciences Tools & Services		2,834,206

Machinery – 1.5%

Caterpillar, Inc.	70,857	8,949,948

Cummins, Inc.	24,241	3,943,283

Deere & Co.	26,010	4,387,367

Dover Corp.	18,129	1,804,923

Fortive Corp.	7,135	489,176

Illinois Tool Works, Inc.	45,318	7,091,814

PACCAR, Inc.	37,244	2,607,452

Parker-Hannifin Corp.	12,170	2,198,024

Stanley Black & Decker, Inc.	14,850	2,144,488

Xylem, Inc.	4,105	326,840

Total Machinery		33,943,315

Media – 1.1%

CBS Corp. Class B Non-Voting Shares	22,539	909,899

Comcast Corp. Class A	416,395	18,771,087

Fox Corp. Class A	12,757	402,292

Fox Corp. Class B	10,016	315,905

Omnicom Group, Inc.(a)	25,725	2,014,267

Sirius XM Holdings, Inc.(a)	153,809	962,075

Total Media		23,375,525

Metals & Mining – 0.2%

Freeport-McMoRan, Inc.	82,863	792,999

Newmont Goldcorp Corp.	37,344	1,416,084

Nucor Corp.	40,988	2,086,699

Total Metals & Mining		4,295,782

Multi-Utilities – 1.8%

Ameren Corp.	31,593	2,529,020

CenterPoint Energy, Inc.	85,598	2,583,348

CMS Energy Corp.	34,352	2,196,810

Consolidated Edison, Inc.	49,061	4,634,793

Dominion Energy, Inc.	123,236	9,987,045

DTE Energy Co.	25,763	3,425,448

Public Service Enterprise Group, Inc.	74,322	4,613,910

Sempra Energy	36,864	5,441,495

WEC Energy Group, Inc.(a)	43,247	4,112,790

Total Multi-Utilities		39,524,659

Multiline Retail – 0.5%

Dollar General Corp.	13,630	2,166,352

Target Corp.	86,707	9,269,846

Total Multiline Retail		11,436,198

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 7.3%

Apache Corp.	48,060	$1,230,336

Chevron Corp.	327,242	38,810,901

ConocoPhillips	89,053	5,074,240

Devon Energy Corp.	32,292	776,946

EOG Resources, Inc.	24,211	1,796,940

Exxon Mobil Corp.	799,022	56,418,943

Hess Corp.	18,282	1,105,695

Kinder Morgan, Inc.	484,466	9,984,844

Marathon Oil Corp.	25,327	310,762

Marathon Petroleum Corp.	95,315	5,790,386

Occidental Petroleum Corp.	165,835	7,374,683

ONEOK, Inc.	105,021	7,738,998

Phillips 66	75,795	7,761,408

Pioneer Natural Resources Co.	3,123	392,780

Valero Energy Corp.	82,948	7,070,488

Williams Cos., Inc. (The)	301,118	7,244,899

Total Oil, Gas & Consumable Fuels		158,883,249

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	12,943	2,575,010

Pharmaceuticals – 5.5%

Bristol-Myers Squibb Co.	220,690	11,191,190

Eli Lilly & Co.	94,072	10,520,072

Johnson & Johnson	314,828	40,732,447

Merck & Co., Inc.	326,834	27,512,886

Pfizer, Inc.	782,468	28,114,075

Zoetis, Inc.	12,467	1,553,263

Total Pharmaceuticals		119,623,933

Road & Rail – 0.9%

CSX Corp.	51,996	3,601,763

Norfolk Southern Corp.	25,416	4,566,239

Union Pacific Corp.	74,229	12,023,613

Total Road & Rail		20,191,615

Semiconductors & Semiconductor Equipment – 4.7%

Analog Devices, Inc.	37,433	4,182,389

Applied Materials, Inc.	105,621	5,270,488

Broadcom, Inc.	49,361	13,627,091

Intel Corp.	499,860	25,757,786

KLA Corp.	21,694	3,459,108

Lam Research Corp.	21,930	5,068,242

Maxim Integrated Products, Inc.	45,436	2,631,199

Microchip Technology, Inc.(a)	22,997	2,136,651

NVIDIA Corp.	12,863	2,239,062

QUALCOMM, Inc.	228,114	17,400,536

Skyworks Solutions, Inc.	14,866	1,178,131

Texas Instruments, Inc.	137,982	17,832,794

Xilinx, Inc.	19,955	1,913,685

Total Semiconductors & Semiconductor Equipment		102,697,162

Software – 4.6%

Citrix Systems, Inc.	9,243	892,134

Intuit, Inc.	11,476	3,051,927

Microsoft Corp.	583,198	81,082,018

Oracle Corp.	267,249	14,706,713

Symantec Corp.	20,209	477,539

Total Software		100,210,331

Specialty Retail – 2.1%

Best Buy Co., Inc.	41,825	2,885,507

Home Depot, Inc. (The)	119,172	27,650,288

Lowe’s Cos., Inc.	74,098	8,147,816

Ross Stores, Inc.	18,658	2,049,581

TJX Cos., Inc. (The)	96,753	5,393,012

Total Specialty Retail		46,126,204

Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	365,753	81,917,699

Hewlett Packard Enterprise Co.	191,346	2,902,719

HP, Inc.	208,404	3,943,004

NetApp, Inc.	31,551	1,656,743

Western Digital Corp.	57,470	3,427,511

Total Technology Hardware, Storage & Peripherals		93,847,676

Textiles, Apparel & Luxury Goods – 0.5%

NIKE, Inc. Class B	69,644	6,540,964

VF Corp.	48,200	4,289,318

Total Textiles, Apparel & Luxury Goods		10,830,282

Tobacco – 2.2%

Altria Group, Inc.	495,620	20,270,858

Philip Morris International, Inc.	374,490	28,435,026

Total Tobacco		48,705,884

Trading Companies & Distributors – 0.2%

Fastenal Co.	74,987	2,449,825

W.W. Grainger, Inc.	3,329	989,213

Total Trading Companies & Distributors		3,439,038

Water Utilities – 0.1%

American Water Works Co., Inc.	16,415	2,039,235
TOTAL COMMON STOCKS (Cost: $1,734,401,210)		2,178,286,620

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. Total Dividend Fund(a)(b)
(Cost: $2,801,777)	28,629	2,837,377

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $16,230,653)(d)	16,230,653	16,230,653

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $1,753,433,640)		2,197,354,650

Other Assets less Liabilities – (0.6)%		(13,163,003)

NET ASSETS – 100.0%		$2,184,191,647

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,733,086 and the total market value of the collateral held by the Fund was $33,413,409. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,182,756.

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 3.0%

Arconic, Inc.	7,025	$182,650

Boeing Co. (The)	5,791	2,203,302

General Dynamics Corp.	4,022	734,940

HEICO Corp.	566	70,682

Huntington Ingalls Industries, Inc.	835	176,845

L3Harris Technologies, Inc.	2,229	465,058

Lockheed Martin Corp.	3,698	1,442,442

Northrop Grumman Corp.	2,441	914,862

Raytheon Co.	3,326	652,528

Spirit AeroSystems Holdings, Inc. Class A	1,649	135,614

Teledyne Technologies, Inc.*	308	99,173

Textron, Inc.	4,778	233,931

TransDigm Group, Inc.	493	256,690

United Technologies Corp.	10,313	1,407,931

Total Aerospace & Defense		8,976,648

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	1,536	130,222

Expeditors International of Washington, Inc.	1,745	129,636

FedEx Corp.	3,932	572,381

United Parcel Service, Inc. Class B	11,125	1,332,998

XPO Logistics, Inc.*(a)	1,256	89,892

Total Air Freight & Logistics		2,255,129

Airlines – 0.7%

Alaska Air Group, Inc.	1,764	114,501

American Airlines Group, Inc.(a)	9,298	250,767

Delta Air Lines, Inc.	14,261	821,434

Southwest Airlines Co.	9,728	525,409

United Airlines Holdings, Inc.*	4,964	438,867

Total Airlines		2,150,978

Auto Components – 0.1%

BorgWarner, Inc.	4,778	175,257

Lear Corp.	1,967	231,909

Total Auto Components		407,166

Automobiles – 1.1%

Ford Motor Co.	154,055	1,411,144

General Motors Co.	49,759	1,864,967

Total Automobiles		3,276,111

Banks – 9.8%

Bank of America Corp.	208,944	6,094,896

BB&T Corp.	13,384	714,304

Citigroup, Inc.	62,478	4,315,980

Citizens Financial Group, Inc.	11,115	393,138

Comerica, Inc.	3,413	225,224

Fifth Third Bancorp	17,365	475,454

First Republic Bank	1,931	186,728

Huntington Bancshares, Inc.	22,231	317,236

JPMorgan Chase & Co.	62,901	7,402,819

KeyCorp	23,421	417,831

M&T Bank Corp.	2,284	360,803

PNC Financial Services Group, Inc. (The)	8,272	1,159,404

Regions Financial Corp.	23,500	371,770

SunTrust Banks, Inc.	10,088	694,054

SVB Financial Group*	952	198,920

U.S. Bancorp	27,550	1,524,617

Wells Fargo & Co.	79,186	3,994,142

Zions Bancorp NA	3,931	175,008

Total Banks		29,022,328

Beverages – 1.7%

Brown-Forman Corp. Class B	3,470	217,847

Coca-Cola Co. (The)	28,914	1,574,078

Constellation Brands, Inc. Class A	3,470	719,262

Molson Coors Brewing Co. Class B	4,101	235,807

Monster Beverage Corp.*	3,930	228,176

PepsiCo, Inc.	14,131	1,937,360

Total Beverages		4,912,530

Biotechnology – 2.4%

AbbVie, Inc.	18,600	1,408,392

Alexion Pharmaceuticals, Inc.*	378	37,021

Amgen, Inc.	9,185	1,777,389

Biogen, Inc.*	2,938	684,025

Celgene Corp.*	13,037	1,294,574

Gilead Sciences, Inc.	22,920	1,452,670

Regeneron Pharmaceuticals, Inc.*	1,189	329,829

Vertex Pharmaceuticals, Inc.*	769	130,284

Total Biotechnology		7,114,184

Building Products – 0.1%

A.O. Smith Corp.	2,094	99,905

Lennox International, Inc.	372	90,385

Masco Corp.	4,233	176,431

Total Building Products		366,721

Capital Markets – 4.3%

Ameriprise Financial, Inc.	3,876	570,160

Bank of New York Mellon Corp. (The)	15,475	699,625

BlackRock, Inc.	2,453	1,093,155

CBOE Global Markets, Inc.	701	80,552

Charles Schwab Corp. (The)	15,660	655,058

CME Group, Inc.	2,163	457,128

E*TRADE Financial Corp.	4,413	192,804

FactSet Research Systems, Inc.	303	73,620

Franklin Resources, Inc.	11,427	329,783

Goldman Sachs Group, Inc. (The)	11,995	2,485,724

Interactive Brokers Group, Inc. Class A	1,196	64,321

Intercontinental Exchange, Inc.	5,020	463,195

KKR & Co., Inc. Class A	18,606	499,571

MarketAxess Holdings, Inc.	153	50,108

Moody’s Corp.	1,870	383,032

Morgan Stanley	45,254	1,930,988

MSCI, Inc.	683	148,723

Nasdaq, Inc.	1,754	174,260

Northern Trust Corp.	3,322	310,009

Raymond James Financial, Inc.	2,678	220,828

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

S&P Global, Inc.	2,447	$599,466

SEI Investments Co.	2,066	122,421

State Street Corp.	8,676	513,532

T. Rowe Price Group, Inc.	4,383	500,758

TD Ameritrade Holding Corp.	6,035	281,834

Total Capital Markets		12,900,655

Chemicals – 1.1%

Air Products & Chemicals, Inc.	2,177	482,989

Albemarle Corp.(a)	1,771	123,120

Celanese Corp.	3,323	406,370

CF Industries Holdings, Inc.	882	43,394

Corteva, Inc.*	1,515	42,420

Dow, Inc.*	1,517	72,285

DuPont de Nemours, Inc.	1,515	108,035

Eastman Chemical Co.	3,547	261,875

Ecolab, Inc.	2,046	405,190

FMC Corp.	1,567	137,395

International Flavors & Fragrances, Inc.(a)	674	82,693

Livent Corp.*(a)	1,453	9,721

PPG Industries, Inc.	2,852	337,990

RPM International, Inc.	1,001	68,879

Sherwin-Williams Co. (The)	752	413,502

Westlake Chemical Corp.	3,570	233,906

Total Chemicals		3,229,764

Commercial Services & Supplies – 0.4%

Cintas Corp.	843	226,008

Copart, Inc.*	1,968	158,090

Republic Services, Inc.	2,685	232,387

Rollins, Inc.	1,391	47,391

Waste Management, Inc.	4,172	479,780

Total Commercial Services & Supplies		1,143,656

Communications Equipment – 1.1%

Arista Networks, Inc.*	597	142,635

Cisco Systems, Inc.	52,958	2,616,655

F5 Networks, Inc.*	636	89,307

Juniper Networks, Inc.	3,324	82,269

Motorola Solutions, Inc.	1,400	238,574

Ubiquiti, Inc.(a)	667	78,880

Total Communications Equipment		3,248,320

Construction & Engineering – 0.0%

Jacobs Engineering Group, Inc.	921	84,272

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	564	154,592

Vulcan Materials Co.	869	131,428

Total Construction Materials		286,020

Consumer Finance – 1.6%

Ally Financial, Inc.	11,868	393,543

American Express Co.	12,429	1,470,102

Capital One Financial Corp.	14,733	1,340,408

Discover Financial Services	8,690	704,672

Synchrony Financial	22,452	765,389

Total Consumer Finance		4,674,114

Containers & Packaging – 0.3%

Avery Dennison Corp.	1,085	123,224

Ball Corp.	2,342	170,521

International Paper Co.	7,434	310,890

Packaging Corp. of America	1,464	155,330

WestRock Co.	3,760	137,052

Total Containers & Packaging		897,017

Distributors – 0.1%

Genuine Parts Co.	1,713	170,598

LKQ Corp.*	4,523	142,248

Total Distributors		312,846

Diversified Consumer Services – 0.0%

Service Corp. International	1,593	76,161

Diversified Financial Services – 2.5%

Berkshire Hathaway, Inc. Class B*	35,819	7,451,068

Diversified Telecommunication Services – 2.5%

AT&T, Inc.	98,992	3,745,857

CenturyLink, Inc.	6,868	85,713

Verizon Communications, Inc.	57,863	3,492,611

Total Diversified Telecommunication Services		7,324,181

Electric Utilities – 2.0%

Alliant Energy Corp.	2,371	127,868

American Electric Power Co., Inc.	5,091	476,976

Avangrid, Inc.	365	19,071

Duke Energy Corp.	7,317	701,408

Edison International	3,204	241,646

Entergy Corp.	2,304	270,397

Evergy, Inc.	1,922	127,928

Eversource Energy	3,181	271,880

Exelon Corp.	11,003	531,555

NextEra Energy, Inc.	7,107	1,655,860

Pinnacle West Capital Corp.	1,226	119,008

PPL Corp.	12,421	391,137

Southern Co. (The)	9,857	608,867

Xcel Energy, Inc.	5,063	328,538

Total Electric Utilities		5,872,139

Electrical Equipment – 0.3%

AMETEK, Inc.	2,124	195,026

Emerson Electric Co.	7,080	473,369

Rockwell Automation, Inc.	1,422	234,345

Total Electrical Equipment		902,740

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	3,002	289,693

CDW Corp.	1,467	180,793

Corning, Inc.	8,353	238,228

Keysight Technologies, Inc.*	228	22,173

Trimble, Inc.*	1,523	59,108

Zebra Technologies Corp. Class A*	474	97,819

Total Electronic Equipment, Instruments & Components		887,814

Energy Equipment & Services – 0.0%

Halliburton Co.	6,852	129,160

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

Entertainment – 1.4%

Activision Blizzard, Inc.	5,797	$306,777

Electronic Arts, Inc.*	3,141	307,253

Netflix, Inc.*	1,000	267,620

Take-Two Interactive Software, Inc.*	393	49,259

Viacom, Inc. Class B	11,433	274,735

Walt Disney Co. (The)	22,807	2,972,208

Total Entertainment		4,177,852

Equity Real Estate Investment Trusts (REITs) – 1.5%

Alexandria Real Estate Equities, Inc.	716	110,293

American Tower Corp.	1,464	323,734

AvalonBay Communities, Inc.	929	200,041

Boston Properties, Inc.	903	117,083

Camden Property Trust	493	54,728

Crown Castle International Corp.	872	121,217

Digital Realty Trust, Inc.(a)	505	65,554

Duke Realty Corp.	2,770	94,097

Equinix, Inc.	171	98,633

Equity LifeStyle Properties, Inc.	420	56,112

Equity Residential	2,045	176,402

Essex Property Trust, Inc.	321	104,855

Extra Space Storage, Inc.	1,090	127,334

Federal Realty Investment Trust	385	52,414

HCP, Inc.	1,527	54,407

Host Hotels & Resorts, Inc.	10,259	177,378

Iron Mountain, Inc.	1,558	50,464

Mid-America Apartment Communities, Inc.	568	73,846

Prologis, Inc.	4,411	375,905

Public Storage	1,366	335,039

Realty Income Corp.	1,110	85,115

Regency Centers Corp.	814	56,565

SBA Communications Corp.	44	10,610

Simon Property Group, Inc.	2,661	414,185

SL Green Realty Corp.	724	59,187

Sun Communities, Inc.	176	26,127

UDR, Inc.	1,013	49,110

Ventas, Inc.	2,414	176,294

VICI Properties, Inc.	3,748	84,892

Vornado Realty Trust	1,100	70,037

W.P. Carey, Inc.	845	75,627

Welltower, Inc.	1,697	153,833

Weyerhaeuser Co.	9,694	268,524

Total Equity Real Estate Investment Trusts (REITs)		4,299,642

Food & Staples Retailing – 1.3%

Costco Wholesale Corp.	3,215	926,274

Kroger Co. (The)	21,040	542,411

Sysco Corp.	5,121	406,607

Walgreens Boots Alliance, Inc.	13,634	754,097

Walmart, Inc.	10,643	1,263,111

Total Food & Staples Retailing		3,892,500

Food Products – 1.5%

Archer-Daniels-Midland Co.	9,146	375,626

Campbell Soup Co.	1,065	49,970

Conagra Brands, Inc.	5,549	170,243

General Mills, Inc.	9,081	500,545

Hershey Co. (The)	2,053	318,194

Hormel Foods Corp.	4,560	199,409

J.M. Smucker Co. (The)	1,426	156,889

Kellogg Co.	6,203	399,163

Kraft Heinz Co. (The)	17,269	482,409

Lamb Weston Holdings, Inc.	1,190	86,537

McCormick & Co., Inc. Non-Voting Shares	846	132,230

Mondelez International, Inc. Class A	16,680	922,738

Tyson Foods, Inc. Class A	7,767	669,049

Total Food Products		4,463,002

Gas Utilities – 0.1%

Atmos Energy Corp.	997	113,548

UGI Corp.	2,057	103,406

Total Gas Utilities		216,954

Health Care Equipment & Supplies – 1.4%

Abbott Laboratories	6,931	579,917

ABIOMED, Inc.*	139	24,727

Align Technology, Inc.*	372	67,302

Baxter International, Inc.	4,068	355,828

Becton, Dickinson and Co.	733	185,420

Boston Scientific Corp.*	7,776	316,405

Cooper Cos., Inc. (The)	299	88,803

Danaher Corp.	5,820	840,582

DexCom, Inc.*	42	6,268

Edwards Lifesciences Corp.*	1,363	299,737

IDEXX Laboratories, Inc.*	420	114,211

Intuitive Surgical, Inc.*	502	271,045

ResMed, Inc.	905	122,274

Stryker Corp.	2,772	599,584

Teleflex, Inc.	165	56,059

Varian Medical Systems, Inc.*	668	79,552

West Pharmaceutical Services, Inc.	371	52,615

Zimmer Biomet Holdings, Inc.	1,544	211,945

Total Health Care Equipment & Supplies		4,272,274

Health Care Providers & Services – 2.4%

AmerisourceBergen Corp.	2,929	241,144

Anthem, Inc.	2,646	635,305

Cardinal Health, Inc.	3,401	160,493

Centene Corp.*	2,590	112,043

Cigna Corp.	3,167	480,719

Covetrus, Inc.*(a)	586	6,967

CVS Health Corp.	16,294	1,027,663

DaVita, Inc.*	1,409	80,412

HCA Healthcare, Inc.	5,800	698,436

Henry Schein, Inc.*	1,521	96,583

Humana, Inc.	1,122	286,862

Laboratory Corp. of America Holdings*	1,441	242,088

McKesson Corp.	2,942	402,054

Molina Healthcare, Inc.*	469	51,459

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

Quest Diagnostics, Inc.	1,796	$192,226

UnitedHealth Group, Inc.	9,132	1,984,566

Universal Health Services, Inc. Class B	1,556	231,455

WellCare Health Plans, Inc.*	358	92,783

Total Health Care Providers & Services		7,023,258

Health Care Technology – 0.1%

Cerner Corp.	2,631	179,355

Veeva Systems, Inc. Class A*	347	52,984

Total Health Care Technology		232,339

Hotels, Restaurants & Leisure – 1.8%

Aramark	2,277	99,232

Chipotle Mexican Grill, Inc.*	109	91,611

Darden Restaurants, Inc.	1,204	142,337

Domino’s Pizza, Inc.	313	76,557

Hilton Worldwide Holdings, Inc.	2,110	196,462

Las Vegas Sands Corp.	10,064	581,297

Marriott International, Inc. Class A	4,524	562,650

McDonald’s Corp.	6,958	1,493,952

MGM Resorts International	2,548	70,630

Starbucks Corp.	15,210	1,344,868

Vail Resorts, Inc.	298	67,813

Wynn Resorts Ltd.	1,064	115,678

Yum! Brands, Inc.	4,733	536,864

Total Hotels, Restaurants & Leisure		5,379,951

Household Durables – 0.5%

D.R. Horton, Inc.	9,602	506,122

Lennar Corp. Class A	6,792	379,333

Mohawk Industries, Inc.*	1,627	201,862

NVR, Inc.*	61	226,758

Whirlpool Corp.	1,237	195,891

Total Household Durables		1,509,966

Household Products – 1.4%

Church & Dwight Co., Inc.	1,760	132,422

Clorox Co. (The)	1,035	157,186

Colgate-Palmolive Co.	7,981	586,683

Kimberly-Clark Corp.	2,986	424,161

Procter & Gamble Co. (The)	22,959	2,855,641

Total Household Products		4,156,093

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	12,344	201,701

Vistra Energy Corp.	357	9,543

Total Independent Power & Renewable Electricity Producers		211,244

Industrial Conglomerates – 1.1%

3M Co.	6,707	1,102,631

Honeywell International, Inc.	10,835	1,833,282

Roper Technologies, Inc.	725	258,535

Total Industrial Conglomerates		3,194,448

Insurance – 3.2%

Aflac, Inc.	14,493	758,274

Alleghany Corp.*	319	254,485

Allstate Corp. (The)	8,621	936,930

American Financial Group, Inc.	1,747	188,414

American International Group, Inc.	3,738	208,207

Arthur J. Gallagher & Co.	1,951	174,751

Brown & Brown, Inc.	2,410	86,905

Cincinnati Financial Corp.	2,311	269,624

CNA Financial Corp.	5,702	280,823

Fidelity National Financial, Inc.	4,833	214,634

Globe Life, Inc.	1,868	178,880

Hartford Financial Services Group, Inc. (The)	8,306	503,427

Lincoln National Corp.	6,468	390,150

Loews Corp.	4,965	255,598

Markel Corp.*	147	173,739

Marsh & McLennan Cos., Inc.	5,059	506,153

MetLife, Inc.	20,034	944,803

Principal Financial Group, Inc.	7,767	443,806

Progressive Corp. (The)	9,647	745,231

Prudential Financial, Inc.	10,187	916,321

Reinsurance Group of America, Inc.	1,100	175,868

Travelers Cos., Inc. (The)	4,522	672,376

W.R. Berkley Corp.	2,791	201,594

Total Insurance		9,480,993

Interactive Media & Services – 4.4%

Alphabet, Inc. Class A*	5,785	7,064,295

Facebook, Inc. Class A*	32,097	5,715,834

IAC/InterActiveCorp*	641	139,719

Match Group, Inc.	2,119	151,381

TripAdvisor, Inc.*	300	11,604

Twitter, Inc.*	1,776	73,171

Total Interactive Media & Services		13,156,004

Internet & Direct Marketing Retail – 1.2%

Amazon.com, Inc.*	1,079	1,873,047

Booking Holdings, Inc.*	494	969,529

eBay, Inc.	16,939	660,282

Expedia Group, Inc.	766	102,958

Qurate Retail, Inc.*	8,763	90,391

Total Internet & Direct Marketing Retail		3,696,207

IT Services – 4.0%

Akamai Technologies, Inc.*	863	78,861

Alliance Data Systems Corp.	1,048	134,280

Automatic Data Processing, Inc.	2,705	436,641

Broadridge Financial Solutions, Inc.	1,084	134,882

Cognizant Technology Solutions Corp. Class A	6,399	385,636

DXC Technology Co.	4,757	140,331

Fidelity National Information Services, Inc.	2,086	276,937

Fiserv, Inc.*	7,089	734,350

FleetCor Technologies, Inc.*	826	236,880

Gartner, Inc.*	124	17,731

Global Payments, Inc.	2,053	326,427

GoDaddy, Inc. Class A*	122	8,050

International Business Machines Corp.	19,981	2,905,637

Jack Henry & Associates, Inc.	512	74,737

Leidos Holdings, Inc.	1,557	133,715

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

MasterCard, Inc. Class A	6,904	$1,874,919

Paychex, Inc.	3,004	248,641

PayPal Holdings, Inc.*	5,685	588,909

VeriSign, Inc.*	709	133,739

Visa, Inc. Class A	16,099	2,769,189

Western Union Co. (The)	9,675	224,170

Total IT Services		11,864,662

Leisure Products – 0.1%

Hasbro, Inc.	1,421	168,658

Life Sciences Tools & Services – 0.6%

Agilent Technologies, Inc.	2,655	203,452

Bio-Rad Laboratories, Inc. Class A*	1,027	341,724

Illumina, Inc.*	551	167,625

IQVIA Holdings, Inc.*	500	74,690

Mettler-Toledo International, Inc.*	177	124,679

PerkinElmer, Inc.	598	50,932

Thermo Fisher Scientific, Inc.	2,586	753,224

Waters Corp.*	704	157,154

Total Life Sciences Tools & Services		1,873,480

Machinery – 1.8%

Caterpillar, Inc.	9,948	1,256,532

Cummins, Inc.	3,345	544,131

Deere & Co.	4,427	746,746

Dover Corp.	1,967	195,834

Fortive Corp.	3,230	221,449

IDEX Corp.	660	108,161

Illinois Tool Works, Inc.	4,184	654,754

PACCAR, Inc.	7,632	534,316

Parker-Hannifin Corp.	1,919	346,591

Snap-on, Inc.	922	144,330

Stanley Black & Decker, Inc.	1,933	279,145

Wabtec Corp.(a)	831	59,716

Xylem, Inc.	1,384	110,194

Total Machinery		5,201,899

Media – 1.8%

CBS Corp. Class B Non-Voting Shares	6,704	270,640

Charter Communications, Inc. Class A*	811	334,229

Comcast Corp. Class A	67,555	3,045,379

Discovery, Inc. Class A*(a)	5,501	146,492

DISH Network Corp. Class A*	10,027	341,620

Fox Corp. Class A	4,546	143,358

Interpublic Group of Cos., Inc. (The)	5,591	120,542

Liberty Broadband Corp. Class C*	4,358	456,152

Liberty Media Corp – Liberty SiriusXM Series C*	2,132	89,459

Omnicom Group, Inc.	3,702	289,867

Sirius XM Holdings, Inc.(a)	38,119	238,434

Total Media		5,476,172

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	55,455	530,704

Newmont Goldcorp Corp.	2,480	94,042

Nucor Corp.	7,192	366,145

Steel Dynamics, Inc.	7,119	212,146

Total Metals & Mining		1,203,037

Multi-Utilities – 0.8%

Ameren Corp.	2,648	211,972

CenterPoint Energy, Inc.	3,170	95,671

CMS Energy Corp.	2,822	180,467

Consolidated Edison, Inc.	3,391	320,348

Dominion Energy, Inc.	6,373	516,468

DTE Energy Co.	2,080	276,557

NiSource, Inc.	582	17,413

Public Service Enterprise Group, Inc.	5,431	337,156

Sempra Energy	902	133,144

WEC Energy Group, Inc.	3,117	296,427

Total Multi-Utilities		2,385,623

Multiline Retail – 0.7%

Dollar General Corp.	2,877	457,270

Dollar Tree, Inc.*	2,803	319,990

Kohl’s Corp.	2,953	146,646

Macy’s, Inc.	7,627	118,524

Nordstrom, Inc.(a)	2,176	73,266

Target Corp.	9,067	969,353

Total Multiline Retail		2,085,049

Oil, Gas & Consumable Fuels – 4.1%

Apache Corp.	10,786	276,122

Cheniere Energy, Inc.*	1,808	114,013

Chevron Corp.	22,675	2,689,255

Concho Resources, Inc.	1,117	75,844

ConocoPhillips	17,344	988,261

Continental Resources, Inc.*	4,179	128,671

Diamondback Energy, Inc.	1,409	126,683

EOG Resources, Inc.	5,799	430,402

Exxon Mobil Corp.	48,513	3,425,503

HollyFrontier Corp.	4,469	239,717

Kinder Morgan, Inc.	17,443	359,500

Marathon Oil Corp.	10,331	126,761

Marathon Petroleum Corp.	8,289	503,557

Noble Energy, Inc.	7,959	178,759

Occidental Petroleum Corp.	11,170	496,730

ONEOK, Inc.	3,677	270,958

Phillips 66	9,241	946,278

Pioneer Natural Resources Co.	1,040	130,801

Valero Energy Corp.	7,742	659,928

Williams Cos., Inc. (The)	2,757	66,334

Total Oil, Gas & Consumable Fuels		12,234,077

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The) Class A	2,516	500,558

Pharmaceuticals – 2.9%

Bristol-Myers Squibb Co.	17,486	886,715

Eli Lilly & Co.	4,465	499,321

Johnson & Johnson	25,464	3,294,532

Merck & Co., Inc.	16,310	1,372,976

Pfizer, Inc.	61,596	2,213,144

Zoetis, Inc.	3,176	395,698

Total Pharmaceuticals		8,662,386

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

Professional Services – 0.2%

CoStar Group, Inc.*	135	$80,082

Equifax, Inc.	864	121,539

TransUnion	906	73,486

Verisk Analytics, Inc.	1,074	169,842

Total Professional Services		444,949

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	4,992	264,626

Road & Rail – 1.1%

CSX Corp.	9,940	688,544

JB Hunt Transport Services, Inc.	1,190	131,673

Kansas City Southern	1,278	169,987

Norfolk Southern Corp.	3,659	657,376

Old Dominion Freight Line, Inc.	895	152,123

Union Pacific Corp.	8,594	1,392,056

Total Road & Rail		3,191,759

Semiconductors & Semiconductor Equipment – 5.6%

Advanced Micro Devices, Inc.*(a)	3,489	101,146

Analog Devices, Inc.	3,748	418,764

Applied Materials, Inc.	28,335	1,413,916

Broadcom, Inc.	3,709	1,023,944

Intel Corp.	90,084	4,642,029

KLA Corp.	3,203	510,718

Lam Research Corp.	4,577	1,057,790

Maxim Integrated Products, Inc.	2,980	172,572

Microchip Technology, Inc.(a)	1,527	141,874

Micron Technology, Inc.*	86,629	3,712,053

NVIDIA Corp.	6,602	1,149,210

ON Semiconductor Corp.*	6,374	122,445

Qorvo, Inc.*	150	11,121

Skyworks Solutions, Inc.	3,524	279,277

Texas Instruments, Inc.	12,176	1,573,626

Xilinx, Inc.	1,937	185,758

Total Semiconductors & Semiconductor Equipment		16,516,243

Software – 4.7%

Adobe, Inc.*	2,310	638,138

ANSYS, Inc.*	501	110,901

Cadence Design Systems, Inc.*	1,627	107,512

Citrix Systems, Inc.	1,069	103,180

Fortinet, Inc.*	500	38,380

Intuit, Inc.	1,388	369,125

Microsoft Corp.	65,038	9,042,233

Oracle Corp.	48,778	2,684,253

PTC, Inc.*	66	4,500

salesforce.com, Inc.*	1,222	181,394

SS&C Technologies Holdings, Inc.	644	33,211

Symantec Corp.	4,942	116,780

Synopsys, Inc.*	772	105,957

VMware, Inc. Class A	3,424	513,805

Total Software		14,049,369

Specialty Retail – 2.4%

Advance Auto Parts, Inc.	511	84,519

AutoZone, Inc.*	319	345,994

Best Buy Co., Inc.	5,269	363,508

Burlington Stores, Inc.*	459	91,717

CarMax, Inc.*	2,649	233,112

Gap, Inc. (The)	7,553	131,120

Home Depot, Inc. (The)	13,169	3,055,471

L Brands, Inc.	4,762	93,288

Lowe’s Cos., Inc.	8,377	921,135

O’Reilly Automotive, Inc.*	764	304,462

Ross Stores, Inc.	4,069	446,980

Tiffany & Co.(a)	1,463	135,518

TJX Cos., Inc. (The)	14,365	800,705

Tractor Supply Co.	1,239	112,055

Ulta Salon Cosmetics & Fragrance, Inc.*	518	129,837

Total Specialty Retail		7,249,421

Technology Hardware, Storage & Peripherals – 6.4%

Apple, Inc.	78,100	17,492,057

HP, Inc.	35,882	678,888

NetApp, Inc.	3,926	206,154

Western Digital Corp.	11,488	685,144

Total Technology Hardware, Storage & Peripherals		19,062,243

Textiles, Apparel & Luxury Goods – 0.6%

Kontoor Brands, Inc.*(a)	634	22,253

NIKE, Inc. Class B	11,980	1,125,162

PVH Corp.	1,479	130,492

Ralph Lauren Corp.	913	87,164

Tapestry, Inc.	4,272	111,286

VF Corp.	4,393	390,933

Total Textiles, Apparel & Luxury Goods		1,867,290

Tobacco – 1.0%

Altria Group, Inc.	29,891	1,222,542

Philip Morris International, Inc.	21,224	1,611,538

Total Tobacco		2,834,080

Trading Companies & Distributors – 0.2%

Fastenal Co.	5,634	184,063

United Rentals, Inc.*	2,014	251,025

W.W. Grainger, Inc.	579	172,050

Total Trading Companies & Distributors		607,138

Water Utilities – 0.1%

American Water Works Co., Inc.	1,303	161,872

Wireless Telecommunication Services – 0.3%

Sprint Corp.*	10,605	65,433

T-Mobile U.S., Inc.*	8,902	701,210

Total Wireless Telecommunication Services		766,643
TOTAL COMMON STOCKS (Cost: $253,199,345)		295,935,683

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. High Dividend Fund(b)
(Cost: $344,360)	5,135	382,432

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $995,516)(d)	995,516	$995,516

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $254,539,221)		297,313,631

Other Assets less Liabilities – (0.2)%		(689,148)

NET ASSETS – 100.0%		$296,624,483
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,472,480 and the total market value of the collateral held by the Fund was $1,505,288. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $509,772.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.5%

Aerospace & Defense – 1.2%

Arconic, Inc.(a)	485,114	$12,612,964

BWX Technologies, Inc.(a)	125,288	7,167,726

Curtiss-Wright Corp.	21,963	2,841,353

HEICO Corp.(a)	6,891	860,548

HEICO Corp. Class A(a)	14,835	1,443,594

Hexcel Corp.(a)	73,289	6,019,226

Huntington Ingalls Industries, Inc.(a)	62,333	13,201,506

Spirit AeroSystems Holdings, Inc. Class A(a)	56,545	4,650,261

Total Aerospace & Defense		48,797,178

Airlines – 0.4%

Alaska Air Group, Inc.(a)	208,974	13,564,502

SkyWest, Inc.	48,401	2,778,218

Total Airlines		16,342,720

Auto Components – 1.2%

BorgWarner, Inc.(a)	339,565	12,455,244

Gentex Corp.	474,536	13,066,349

Goodyear Tire & Rubber Co. (The)(a)	590,338	8,503,819

Lear Corp.(a)	122,784	14,476,233

Total Auto Components		48,501,645

Automobiles – 0.7%

Harley-Davidson, Inc.(a)	579,971	20,861,557

Thor Industries, Inc.(a)	127,928	7,245,842

Total Automobiles		28,107,399

Banks – 4.4%

Associated Banc-Corp.	187,898	3,804,934

BancorpSouth Bank(a)	84,098	2,490,142

Bank of Hawaii Corp.(a)	44,827	3,851,984

Bank OZK(a)	173,585	4,733,663

BankUnited, Inc.	98,729	3,319,269

BOK Financial Corp.(a)	58,674	4,644,047

Cathay General Bancorp(a)	91,577	3,180,927

CIT Group, Inc.(a)	90,250	4,089,227

Columbia Banking System, Inc.(a)	70,019	2,583,701

Commerce Bancshares, Inc.(a)	55,993	3,395,975

Community Bank System, Inc.(a)	41,185	2,540,703

Cullen/Frost Bankers, Inc.(a)	59,339	5,254,468

CVB Financial Corp.	112,202	2,341,656

East West Bancorp, Inc.(a)	93,088	4,122,868

First Citizens BancShares, Inc. Class A(a)	881	415,436

First Financial Bankshares, Inc.(a)	64,906	2,163,317

First Hawaiian, Inc.	195,533	5,220,731

First Horizon National Corp.	401,057	6,497,123

FNB Corp.	538,174	6,205,146

Fulton Financial Corp.	186,066	3,010,548

Glacier Bancorp, Inc.	62,808	2,541,212

Hancock Whitney Corp.(a)	87,185	3,338,750

Home BancShares, Inc.(a)	179,358	3,371,034

Iberiabank Corp.	44,259	3,343,325

Investors Bancorp, Inc.	390,335	4,434,206

PacWest Bancorp	305,241	11,092,458

People’s United Financial, Inc.(a)	584,504	9,138,720

Pinnacle Financial Partners, Inc.(a)	37,650	2,136,637

Popular, Inc.	66,693	3,606,757

Prosperity Bancshares, Inc.(a)	61,545	4,346,923

Signature Bank(a)	35,379	4,217,884

Sterling Bancorp(a)	143,521	2,879,031

Synovus Financial Corp.	127,539	4,560,795

TCF Financial Corp.	160,459	6,108,674

UMB Financial Corp.(a)	32,586	2,104,404

Umpqua Holdings Corp.	365,004	6,007,966

United Bankshares, Inc.(a)	156,541	5,928,208

Valley National Bancorp(a)	528,289	5,742,501

Webster Financial Corp.(a)	81,345	3,812,640

Wintrust Financial Corp.	17,809	1,150,996

Zions Bancorp NA(a)	179,632	7,997,217

Total Banks		171,726,203

Building Products – 1.7%

A.O. Smith Corp.(a)	255,133	12,172,396

Armstrong World Industries, Inc.(a)	44,562	4,309,145

Fortune Brands Home & Security, Inc.(a)	234,946	12,851,546

Lennox International, Inc.	40,360	9,806,269

Masco Corp.	407,214	16,972,680

Owens Corning	178,837	11,302,498

Total Building Products		67,414,534

Capital Markets – 1.6%

Affiliated Managers Group, Inc.(a)	24,514	2,043,242

BGC Partners, Inc. Class A	1,263,620	6,949,910

CBOE Global Markets, Inc.(a)	45,158	5,189,106

Eaton Vance Corp.(a)	157,520	7,077,374

Evercore, Inc. Class A(a)	36,440	2,918,844

FactSet Research Systems, Inc.(a)	13,567	3,296,374

Interactive Brokers Group, Inc. Class A(a)	18,276	982,883

KKR & Co., Inc. Class A(a)	442,725	11,887,166

LPL Financial Holdings, Inc.(a)	54,299	4,447,088

MarketAxess Holdings, Inc.	9,017	2,953,068

Morningstar, Inc.(a)	14,252	2,082,787

Raymond James Financial, Inc.	85,771	7,072,677

SEI Investments Co.(a)	62,990	3,732,472

Stifel Financial Corp.(a)	29,852	1,712,908

Total Capital Markets		62,345,899

Chemicals – 4.5%

Albemarle Corp.(a)	137,192	9,537,588

Ashland Global Holdings, Inc.(a)	67,798	5,223,836

CF Industries Holdings, Inc.(a)	552,830	27,199,236

Chemours Co. (The)(a)	502,194	7,502,778

Eastman Chemical Co.(a)	365,813	27,007,974

FMC Corp.	95,693	8,390,362

Huntsman Corp.(a)	699,521	16,270,859

NewMarket Corp.	16,974	8,013,256

Olin Corp.(a)	553,213	10,356,147

RPM International, Inc.	261,994	18,027,807

Scotts Miracle-Gro Co. (The)(a)	157,451	16,031,661

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

Valvoline, Inc.	340,500	$7,501,215

W.R. Grace & Co.(a)	87,750	5,858,190

Westlake Chemical Corp.(a)	163,846	10,735,190

Total Chemicals		177,656,099

Commercial Services & Supplies – 0.8%

ADT, Inc.(a)	1,248,501	7,828,101

Brink’s Co. (The)(a)	38,732	3,212,819

Healthcare Services Group, Inc.(a)	109,869	2,668,718

KAR Auction Services, Inc.(a)	318,124	7,809,944

MSA Safety, Inc.(a)	55,804	6,088,775

Tetra Tech, Inc.(a)	41,131	3,568,526

Total Commercial Services & Supplies		31,176,883

Communications Equipment – 0.6%

Juniper Networks, Inc.	751,763	18,606,134

Ubiquiti, Inc.(a)	51,842	6,130,835

Total Communications Equipment		24,736,969

Construction & Engineering – 0.5%

EMCOR Group, Inc.	24,619	2,120,188

Fluor Corp.(a)	297,136	5,684,212

Jacobs Engineering Group, Inc.	118,671	10,858,396

Total Construction & Engineering		18,662,796

Construction Materials – 0.5%

Eagle Materials, Inc.	28,761	2,588,778

Martin Marietta Materials, Inc.(a)	58,004	15,898,896

Total Construction Materials		18,487,674

Consumer Finance – 0.7%

Ally Financial, Inc.	356,826	11,832,350

FirstCash, Inc.	16,413	1,504,580

Santander Consumer USA Holdings, Inc.(a)	534,179	13,626,906

Total Consumer Finance		26,963,836

Containers & Packaging – 3.1%

AptarGroup, Inc.(a)	79,406	9,405,640

Avery Dennison Corp.(a)	165,263	18,768,919

Graphic Packaging Holding Co.(a)	707,727	10,438,973

Packaging Corp. of America(a)	266,908	28,318,939

Sealed Air Corp.(a)	246,923	10,249,774

Sonoco Products Co.(a)	241,219	14,041,358

WestRock Co.	879,180	32,046,111

Total Containers & Packaging		123,269,714

Distributors – 0.2%

Pool Corp.(a)	40,266	8,121,652

Diversified Consumer Services – 0.7%

H&R Block, Inc.(a)	627,884	14,830,620

Service Corp. International(a)	248,390	11,875,526

Total Diversified Consumer Services		26,706,146

Diversified Financial Services – 0.5%

AXA Equitable Holdings, Inc.(a)	537,872	11,919,244

Jefferies Financial Group, Inc.	306,345	5,636,748

Voya Financial, Inc.(a)	3,948	214,929

Total Diversified Financial Services		17,770,921

Electric Utilities – 3.7%

ALLETE, Inc.	115,663	10,110,103

Alliant Energy Corp.(a)	577,438	31,141,231

Hawaiian Electric Industries, Inc.(a)	309,998	14,139,009

IDACORP, Inc.	105,316	11,865,954

OGE Energy Corp.	639,434	29,017,515

Pinnacle West Capital Corp.(a)	301,346	29,251,656

PNM Resources, Inc.	154,859	8,065,057

Portland General Electric Co.	217,825	12,278,795

Total Electric Utilities		145,869,320

Electrical Equipment – 0.9%

Acuity Brands, Inc.(a)	15,965	2,151,923

EnerSys(a)	30,145	1,987,761

GrafTech International Ltd.(a)	688,906	8,817,997

Hubbell, Inc.	147,428	19,372,039

Regal Beloit Corp.	54,026	3,935,794

Total Electrical Equipment		36,265,514

Electronic Equipment, Instruments & Components – 1.4%

Avnet, Inc.	193,811	8,621,682

Cognex Corp.(a)	75,367	3,702,781

Dolby Laboratories, Inc. Class A(a)	60,566	3,914,986

FLIR Systems, Inc.(a)	170,798	8,982,267

Jabil, Inc.(a)	201,089	7,192,953

Littelfuse, Inc.(a)	21,056	3,733,439

National Instruments Corp.	226,935	9,529,001

SYNNEX Corp.	77,443	8,743,315

Total Electronic Equipment, Instruments & Components		54,420,424

Energy Equipment & Services – 1.5%

Baker Hughes a GE Co.(a)	1,445,227	33,529,267

Helmerich & Payne, Inc.(a)	444,675	17,818,127

National Oilwell Varco, Inc.(a)	244,001	5,172,821

Patterson-UTI Energy, Inc.(a)	260,098	2,223,838

Total Energy Equipment & Services		58,744,053

Entertainment – 0.8%

Cinemark Holdings, Inc.(a)	310,529	11,998,841

Viacom, Inc. Class B(a)	817,846	19,652,839

World Wrestling Entertainment, Inc. Class A(a)	21,081	1,499,913

Total Entertainment		33,151,593

Equity Real Estate Investment Trusts (REITs) – 15.9%

American Campus Communities, Inc.(a)	192,204	9,241,168

American Homes 4 Rent Class A(a)	100,338	2,597,751

Americold Realty Trust	131,297	4,867,180

Apartment Investment & Management Co. Class A(a)	168,172	8,768,488

Apple Hospitality REIT, Inc.	606,837	10,061,357

Brixmor Property Group, Inc.	693,219	14,065,414

Camden Property Trust	104,133	11,559,804

Colony Capital, Inc.	1,238,003	7,452,778

CoreSite Realty Corp.	49,995	6,091,891

Cousins Properties, Inc.	115,927	4,357,696

CubeSmart	238,408	8,320,439

CyrusOne, Inc.	106,766	8,445,191

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

Douglas Emmett, Inc.	152,761	$6,542,754

Duke Realty Corp.(a)	363,888	12,361,275

EastGroup Properties, Inc.	33,465	4,183,794

EPR Properties	150,798	11,590,334

Equity LifeStyle Properties, Inc.(a)	65,294	8,723,278

Extra Space Storage, Inc.(a)	153,338	17,912,945

Federal Realty Investment Trust(a)	77,550	10,557,657

First Industrial Realty Trust, Inc.	112,091	4,434,320

Gaming and Leisure Properties, Inc.(a)	552,431	21,124,961

Healthcare Realty Trust, Inc.	168,786	5,654,331

Healthcare Trust of America, Inc. Class A	312,492	9,181,015

Highwoods Properties, Inc.(a)	154,723	6,953,252

Hudson Pacific Properties, Inc.(a)	177,823	5,949,958

Invitation Homes, Inc.(a)	348,005	10,304,428

Iron Mountain, Inc.(a)	670,247	21,709,300

JBG SMITH Properties(a)	106,739	4,185,236

Kilroy Realty Corp.	88,778	6,914,918

Kimco Realty Corp.	971,530	20,285,546

Lamar Advertising Co. Class A(a)	145,485	11,919,586

Liberty Property Trust	167,900	8,618,307

Life Storage, Inc.(a)	69,151	7,289,207

Macerich Co. (The)(a)	294,835	9,313,838

Medical Properties Trust, Inc.(a)	809,915	15,841,937

Mid-America Apartment Communities, Inc.(a)	136,484	17,744,285

National Health Investors, Inc.	70,905	5,841,863

National Retail Properties, Inc.(a)	236,065	13,314,066

Omega Healthcare Investors, Inc.(a)	490,307	20,489,930

Paramount Group, Inc.	228,314	3,047,992

Park Hotels & Resorts, Inc.	395,500	9,875,635

Physicians Realty Trust	320,021	5,680,373

PS Business Parks, Inc.(a)	26,074	4,744,164

Rayonier, Inc.(a)	151,945	4,284,849

Regency Centers Corp.(a)	199,986	13,897,027

Rexford Industrial Realty, Inc.	55,019	2,421,936

RLJ Lodging Trust	420,253	7,140,099

Ryman Hospitality Properties, Inc.	81,585	6,674,469

Sabra Health Care REIT, Inc.(a)	577,055	13,249,183

Senior Housing Properties Trust	941,836	8,716,692

Service Properties Trust(a)	446,859	11,524,494

SL Green Realty Corp.	110,178	9,007,052

Spirit Realty Capital, Inc.	179,742	8,602,452

STORE Capital Corp.	321,569	12,029,896

Sun Communities, Inc.	77,426	11,493,890

Sunstone Hotel Investors, Inc.	108,297	1,488,001

Taubman Centers, Inc.(a)	104,456	4,264,939

UDR, Inc.	290,882	14,101,959

Uniti Group, Inc.	801,111	6,220,627

VEREIT, Inc.	2,245,871	21,964,618

VICI Properties, Inc.	752,156	17,036,333

W.P. Carey, Inc.	312,153	27,937,694

Weingarten Realty Investors(a)	238,204	6,938,883

Total Equity Real Estate Investment Trusts (REITs)		627,114,735

Food & Staples Retailing – 0.1%

Casey’s General Stores, Inc.(a)	25,701	4,141,973

Food Products – 3.0%

Campbell Soup Co.(a)	890,812	41,796,899

Flowers Foods, Inc.(a)	663,309	15,342,337

Ingredion, Inc.	154,540	12,632,100

J.M. Smucker Co. (The)(a)	318,266	35,015,625

Lamb Weston Holdings, Inc.(a)	122,992	8,943,978

Lancaster Colony Corp.(a)	35,623	4,939,129

Seaboard Corp.(a)	77	336,875

Total Food Products		119,006,943

Gas Utilities – 2.2%

Atmos Energy Corp.(a)	208,051	23,694,928

National Fuel Gas Co.	216,204	10,144,292

New Jersey Resources Corp.(a)	194,250	8,783,985

ONE Gas, Inc.(a)	102,082	9,811,101

Southwest Gas Holdings, Inc.	111,850	10,182,824

Spire, Inc.	126,207	11,010,299

UGI Corp.(a)	262,771	13,209,498

Total Gas Utilities		86,836,927

Health Care Equipment & Supplies – 0.5%

Cantel Medical Corp.(a)	6,677	499,440

Dentsply Sirona, Inc.(a)	176,058	9,385,652

Hill-Rom Holdings, Inc.	49,793	5,239,717

West Pharmaceutical Services, Inc.	34,327	4,868,255

Total Health Care Equipment & Supplies		19,993,064

Health Care Providers & Services – 1.1%

Chemed Corp.(a)	6,254	2,611,483

Encompass Health Corp.	129,759	8,211,149

Quest Diagnostics, Inc.	279,190	29,881,706

Universal Health Services, Inc. Class B(a)	23,791	3,538,911

Total Health Care Providers & Services		44,243,249

Hotels, Restaurants & Leisure – 4.2%

Aramark(a)	283,328	12,347,434

Choice Hotels International, Inc.	53,337	4,744,859

Churchill Downs, Inc.	25,590	3,159,213

Cracker Barrel Old Country Store, Inc.(a)	58,691	9,546,091

Domino’s Pizza, Inc.(a)	34,004	8,317,038

Dunkin’ Brands Group, Inc.(a)	147,941	11,740,598

Hyatt Hotels Corp. Class A(a)	33,097	2,438,256

Marriott Vacations Worldwide Corp.(a)	87,290	9,044,117

Six Flags Entertainment Corp.	391,045	19,861,176

Texas Roadhouse, Inc.(a)	99,328	5,216,707

Vail Resorts, Inc.(a)	87,673	19,950,868

Wendy’s Co. (The)(a)	407,138	8,134,617

Wyndham Destinations, Inc.	356,363	16,399,825

Wyndham Hotels & Resorts, Inc.(a)	168,974	8,742,715

Wynn Resorts Ltd.(a)	254,822	27,704,248

Total Hotels, Restaurants & Leisure		167,347,762

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

Household Durables – 2.6%

Leggett & Platt, Inc.(a)	452,793	$18,537,346

Newell Brands, Inc.(a)	1,624,617	30,412,830

PulteGroup, Inc.(a)	321,097	11,736,096

Toll Brothers, Inc.	169,104	6,941,719

Whirlpool Corp.(a)	216,562	34,294,758

Total Household Durables		101,922,749

Household Products – 0.0%

Spectrum Brands Holdings, Inc.	7,659	403,763

Independent Power & Renewable Electricity Producers – 0.9%

AES Corp.	1,797,259	29,367,212

NRG Energy, Inc.(a)	107,623	4,261,871

Total Independent Power & Renewable Electricity Producers		33,629,083

Industrial Conglomerates – 0.3%

Carlisle Cos., Inc.	81,587	11,874,172

Insurance – 2.5%

American Equity Investment Life Holding Co.(a)	23,486	568,361

American Financial Group, Inc.	52,401	5,651,448

American National Insurance Co.	21,871	2,706,099

Assurant, Inc.(a)	52,618	6,620,397

Brown & Brown, Inc.	107,230	3,866,714

CNO Financial Group, Inc.(a)	148,700	2,353,921

Erie Indemnity Co. Class A	42,018	7,800,642

Fidelity National Financial, Inc.	352,209	15,641,602

First American Financial Corp.	136,320	8,044,243

Globe Life, Inc.	28,362	2,715,945

Hanover Insurance Group, Inc. (The)	26,286	3,562,804

Kemper Corp.	27,750	2,163,112

Mercury General Corp.	81,730	4,567,072

National General Holdings Corp.	14,230	327,575

Old Republic International Corp.	354,373	8,352,572

Primerica, Inc.(a)	14,224	1,809,719

Reinsurance Group of America, Inc.(a)	36,132	5,776,784

RLI Corp.(a)	14,979	1,391,699

Selective Insurance Group, Inc.(a)	23,073	1,734,859

Unum Group(a)	256,073	7,610,490

W.R. Berkley Corp.(a)	47,943	3,462,923

Total Insurance		96,728,981

IT Services – 3.5%

Alliance Data Systems Corp.	58,624	7,511,493

Booz Allen Hamilton Holding Corp.(a)	202,010	14,346,750

Broadridge Financial Solutions, Inc.(a)	195,450	24,319,844

Jack Henry & Associates, Inc.(a)	72,196	10,538,450

Leidos Holdings, Inc.(a)	278,931	23,954,594

MAXIMUS, Inc.(a)	74,485	5,754,711

Perspecta, Inc.(a)	129,846	3,391,578

Sabre Corp.	545,233	12,210,493

Western Union Co. (The)(a)	1,552,984	35,982,639

Total IT Services		138,010,552

Leisure Products – 1.5%

Brunswick Corp.(a)	130,047	6,778,050

Hasbro, Inc.(a)	314,636	37,344,147

Polaris, Inc.(a)	153,452	13,505,310

Total Leisure Products		57,627,507

Life Sciences Tools & Services – 0.3%

Bio-Techne Corp.(a)	29,502	5,772,656

Bruker Corp.(a)	69,163	3,038,331

PerkinElmer, Inc.	36,611	3,118,159

Total Life Sciences Tools & Services		11,929,146

Machinery – 3.8%

AGCO Corp.(a)	71,318	5,398,773

Allison Transmission Holdings, Inc.(a)	151,355	7,121,253

Barnes Group, Inc.(a)	51,517	2,655,186

Crane Co.	90,376	7,287,017

Donaldson Co., Inc.(a)	170,019	8,854,589

Flowserve Corp.(a)	197,050	9,204,205

Graco, Inc.	175,569	8,083,197

IDEX Corp.(a)	82,404	13,504,367

ITT, Inc.	79,221	4,847,533

Kennametal, Inc.(a)	159,617	4,906,626

Lincoln Electric Holdings, Inc.	125,612	10,898,097

Nordson Corp.(a)	56,730	8,297,330

Oshkosh Corp.(a)	99,937	7,575,225

Snap-on, Inc.(a)	119,068	18,638,905

Timken Co. (The)(a)	192,778	8,387,771

Toro Co. (The)	122,532	8,981,596

Trinity Industries, Inc.	306,246	6,026,921

Wabtec Corp.(a)	53,812	3,866,930

Woodward, Inc.(a)	38,584	4,160,513

Total Machinery		148,696,034

Media – 1.3%

Cable One, Inc.(a)	5,093	6,390,187

Interpublic Group of Cos., Inc. (The)(a)	1,200,746	25,888,084

New York Times Co. (The) Class A	89,733	2,555,596

News Corp. Class A(a)	539,987	7,516,619

Nexstar Media Group, Inc. Class A(a)	67,507	6,906,641

Total Media		49,257,127

Metals & Mining – 1.0%

Reliance Steel & Aluminum Co.	156,518	15,598,584

Royal Gold, Inc.	76,597	9,437,517

Steel Dynamics, Inc.	447,409	13,332,788

United States Steel Corp.(a)	149,377	1,725,304

Total Metals & Mining		40,094,193

Multi-Utilities – 1.8%

Avista Corp.(a)	181,106	8,772,775

Black Hills Corp.(a)	150,714	11,564,285

MDU Resources Group, Inc.(a)	501,867	14,147,631

NiSource, Inc.	881,524	26,375,198

NorthWestern Corp.	144,950	10,878,497

Total Multi-Utilities		71,738,386

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

Multiline Retail – 1.6%

Kohl’s Corp.(a)	549,641	$27,295,172

Macy’s, Inc.(a)	1,271,749	19,762,979

Nordstrom, Inc.(a)	429,977	14,477,326

Total Multiline Retail		61,535,477

Oil, Gas & Consumable Fuels – 4.6%

Cabot Oil & Gas Corp.(a)	428,503	7,528,798

Cimarex Energy Co.(a)	84,771	4,063,922

CVR Energy, Inc.(a)	711,619	31,332,584

Delek U.S. Holdings, Inc.(a)	182,890	6,638,907

Diamondback Energy, Inc.(a)	45,078	4,052,963

EQT Corp.(a)	147,293	1,567,197

HollyFrontier Corp.(a)	352,015	18,882,085

Murphy Oil Corp.(a)	518,355	11,460,829

Noble Energy, Inc.(a)	801,843	18,009,394

PBF Energy, Inc. Class A(a)	374,000	10,169,060

Peabody Energy Corp.	156,171	2,298,837

Range Resources Corp.(a)	168,607	644,079

Targa Resources Corp.(a)	1,645,471	66,098,570

Total Oil, Gas & Consumable Fuels		182,747,225

Paper & Forest Products – 0.2%

Louisiana-Pacific Corp.(a)	283,272	6,962,826

Personal Products – 1.3%

Coty, Inc. Class A(a)	4,276,171	44,942,557

Nu Skin Enterprises, Inc. Class A(a)	106,807	4,542,502

Total Personal Products		49,485,059

Professional Services – 1.4%

Equifax, Inc.(a)	161,735	22,751,262

Insperity, Inc.(a)	30,309	2,989,074

ManpowerGroup, Inc.(a)	152,055	12,809,113

Robert Half International, Inc.(a)	191,541	10,661,172

TransUnion	79,228	6,426,183

Total Professional Services		55,636,804

Real Estate Management & Development – 0.0%

Jones Lang LaSalle, Inc.(a)	8,406	1,168,938

Road & Rail – 1.3%

JB Hunt Transport Services, Inc.(a)	92,471	10,231,916

Kansas City Southern(a)	125,490	16,691,425

Knight-Swift Transportation Holdings, Inc.(a)	136,641	4,960,068

Landstar System, Inc.(a)	22,507	2,533,838

Old Dominion Freight Line, Inc.(a)	27,646	4,698,991

Ryder System, Inc.(a)	194,822	10,085,935

Total Road & Rail		49,202,173

Semiconductors & Semiconductor Equipment – 1.6%

Cabot Microelectronics Corp.	37,653	5,316,980

Cypress Semiconductor Corp.	1,042,212	24,325,228

Entegris, Inc.(a)	127,989	6,023,162

MKS Instruments, Inc.(a)	54,885	5,064,788

Monolithic Power Systems, Inc.	35,896	5,586,495

Teradyne, Inc.(a)	165,321	9,573,739

Universal Display Corp.(a)	11,070	1,858,653

Versum Materials, Inc.	100,208	5,304,009

Total Semiconductors & Semiconductor Equipment		63,053,054

Software – 0.6%

Blackbaud, Inc.(a)	32,246	2,913,104

CDK Global, Inc.(a)	132,971	6,394,575

LogMeIn, Inc.(a)	60,390	4,285,274

Pegasystems, Inc.	16,112	1,096,422

SS&C Technologies Holdings, Inc.(a)	142,131	7,329,696

Total Software		22,019,071

Specialty Retail – 3.6%

Aaron’s, Inc.(a)	16,478	1,058,876

American Eagle Outfitters, Inc.	435,761	7,068,043

Foot Locker, Inc.	262,135	11,313,747

Gap, Inc. (The)	1,161,545	20,164,421

L Brands, Inc.(a)	1,794,794	35,160,015

Penske Automotive Group, Inc.(a)	265,994	12,576,196

Tiffany & Co.(a)	270,485	25,055,026

Tractor Supply Co.(a)	143,551	12,982,752

Williams-Sonoma, Inc.(a)	218,499	14,853,562

Total Specialty Retail		140,232,638

Technology Hardware, Storage & Peripherals – 0.6%

Xerox Holdings Corp.	817,732	24,458,364

Textiles, Apparel & Luxury Goods – 1.8%

Carter’s, Inc.(a)	81,837	7,464,353

Columbia Sportswear Co.	68,639	6,650,433

Hanesbrands, Inc.(a)	1,332,550	20,414,666

PVH Corp.(a)	10,531	929,150

Ralph Lauren Corp.(a)	113,133	10,800,807

Tapestry, Inc.(a)	942,409	24,549,754

Wolverine World Wide, Inc.	68,645	1,939,908

Total Textiles, Apparel & Luxury Goods		72,749,071

Thrifts & Mortgage Finance – 0.6%

New York Community Bancorp, Inc.(a)	1,176,960	14,770,848

Radian Group, Inc.	6,376	145,628

TFS Financial Corp.(a)	559,987	10,090,966

Total Thrifts & Mortgage Finance		25,007,442

Trading Companies & Distributors – 1.0%

Air Lease Corp.(a)	137,748	5,760,621

GATX Corp.(a)	75,914	5,885,613

MSC Industrial Direct Co., Inc. Class A(a)	118,466	8,592,339

Watsco, Inc.(a)	115,461	19,533,692

Total Trading Companies & Distributors		39,772,265

Transportation Infrastructure – 0.7%

Macquarie Infrastructure Corp.(a)	704,159	27,793,156

Water Utilities – 0.4%

Aqua America, Inc.(a)	360,854	16,177,085

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	155,156	4,003,025
TOTAL COMMON STOCKS (Cost: $3,493,687,807)		3,917,839,191

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2019

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree U.S. LargeCap Dividend Fund(a)(b)
(Cost: $11,775,415)	128,914	$12,771,510

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.3%

United States – 10.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $406,883,081)(d)	406,883,081	406,883,081

TOTAL INVESTMENTS IN SECURITIES – 110.1% (Cost: $3,912,346,303)		4,337,493,782

Other Assets less Liabilities – (10.1)%		(398,071,702)

NET ASSETS – 100.0%		$3,939,422,080
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $773,309,450 and the total market value of the collateral held by the Fund was $790,048,014. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $383,164,933.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.2%

Aerojet Rocketdyne Holdings, Inc.*(a)	32,024	$1,617,532

Axon Enterprise, Inc.*(a)	6,906	392,123

BWX Technologies, Inc.(a)	53,166	3,041,627

Curtiss-Wright Corp.	24,540	3,174,740

Hexcel Corp.	42,692	3,506,294

Mercury Systems, Inc.*	5,745	466,321

Moog, Inc. Class A	15,866	1,287,050

Total Aerospace & Defense		13,485,687

Airlines – 0.5%

Allegiant Travel Co.	9,702	1,452,001

JetBlue Airways Corp.*(a)	65,251	1,092,954

SkyWest, Inc.	51,740	2,969,876

Spirit Airlines, Inc.*(a)	17,888	649,335

Total Airlines		6,164,166

Auto Components – 1.5%

Dorman Products, Inc.*(a)	13,499	1,073,710

Fox Factory Holding Corp.*	10,017	623,458

Gentex Corp.	190,705	5,251,062

Goodyear Tire & Rubber Co. (The)	351,792	5,067,564

Visteon Corp.*(a)	58,318	4,813,568

Total Auto Components		16,829,362

Automobiles – 0.9%

Harley-Davidson, Inc.(a)	155,695	5,600,349

Thor Industries, Inc.(a)	78,913	4,469,632

Total Automobiles		10,069,981

Banks – 9.3%

Associated Banc-Corp.	88,514	1,792,408

Atlantic Union Bankshares Corp.(a)	25,998	968,295

BancorpSouth Bank	46,865	1,387,673

Bank of Hawaii Corp.(a)	18,405	1,581,542

Bank OZK	111,630	3,044,150

BankUnited, Inc.	69,013	2,320,217

BOK Financial Corp.	33,145	2,623,427

Cathay General Bancorp	44,982	1,562,450

CenterState Bank Corp.	36,273	870,008

CIT Group, Inc.	72,210	3,271,835

Columbia Banking System, Inc.	26,118	963,754

Commerce Bancshares, Inc.(a)	42,312	2,566,223

Community Bank System, Inc.(a)	16,702	1,030,346

Cullen/Frost Bankers, Inc.(a)	28,295	2,505,522

CVB Financial Corp.	40,859	852,727

East West Bancorp, Inc.	90,634	4,014,180

First Citizens BancShares, Inc. Class A	6,349	2,993,871

First Financial Bancorp	32,926	805,864

First Financial Bankshares, Inc.(a)	29,559	985,201

First Hawaiian, Inc.	69,341	1,851,405

First Horizon National Corp.	223,354	3,618,335

First Interstate BancSystem, Inc. Class A	25,504	1,026,281

First Midwest Bancorp, Inc.	42,493	827,764

FNB Corp.	204,650	2,359,614

Fulton Financial Corp.	79,058	1,279,158

Glacier Bancorp, Inc.	24,611	995,761

Great Western Bancorp, Inc.	32,038	1,057,254

Hancock Whitney Corp.	49,629	1,900,543

Home BancShares, Inc.	106,153	1,995,146

Iberiabank Corp.	25,936	1,959,205

Independent Bank Corp.	9,866	736,497

International Bancshares Corp.	35,461	1,369,504

Investors Bancorp, Inc.	118,514	1,346,319

Old National Bancorp(a)	62,799	1,080,457

PacWest Bancorp	80,045	2,908,835

People’s United Financial, Inc.	170,179	2,660,749

Pinnacle Financial Partners, Inc.	41,936	2,379,868

Popular, Inc.	57,005	3,082,830

Prosperity Bancshares, Inc.(a)	30,456	2,151,107

Renasant Corp.	26,351	922,549

Signature Bank	25,835	3,080,049

Simmons First National Corp. Class A(a)	46,773	1,164,648

South State Corp.(a)	15,683	1,180,930

Sterling Bancorp	119,476	2,396,689

Synovus Financial Corp.	73,053	2,612,375

TCF Financial Corp.	83,091	3,163,274

Texas Capital Bancshares, Inc.*	33,545	1,833,234

Trustmark Corp.	31,327	1,068,564

UMB Financial Corp.	22,107	1,427,670

Umpqua Holdings Corp.	104,094	1,713,387

United Bankshares, Inc.	48,379	1,832,113

Valley National Bancorp	146,701	1,594,640

Webster Financial Corp.	38,802	1,818,650

WesBanco, Inc.	20,326	759,583

Western Alliance Bancorp	64,809	2,986,399

Wintrust Financial Corp.	29,121	1,882,090

Total Banks		104,163,169

Beverages – 0.2%

Boston Beer Co., Inc. (The) Class A*(a)	2,597	945,516

National Beverage Corp.(a)	17,949	796,217

Total Beverages		1,741,733

Biotechnology – 0.9%

Emergent BioSolutions, Inc.*(a)	14,958	782,004

Exelixis, Inc.*	159,705	2,824,383

Genomic Health, Inc.*	2,304	156,257

Halozyme Therapeutics, Inc.*(a)	27,869	432,248

Ligand Pharmaceuticals, Inc.*(a)	13,978	1,391,370

Myriad Genetics, Inc.*(a)	5,571	159,498

Repligen Corp.*	2,317	177,691

United Therapeutics Corp.*	51,944	4,142,534

Total Biotechnology		10,065,985

Building Products – 1.5%

Armstrong World Industries, Inc.	22,837	2,208,338

Fortune Brands Home & Security, Inc.	98,178	5,370,337

Owens Corning	96,054	6,070,613

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Simpson Manufacturing Co., Inc.	22,571	$1,565,750

Trex Co., Inc.*	19,549	1,777,590

Total Building Products		16,992,628

Capital Markets – 2.2%

Affiliated Managers Group, Inc.	33,221	2,768,970

BGC Partners, Inc. Class A	233,577	1,284,674

Eaton Vance Corp.	72,032	3,236,398

Evercore, Inc. Class A	28,422	2,276,602

Federated Investors, Inc. Class B	52,005	1,685,482

Houlihan Lokey, Inc.	25,482	1,149,238

Legg Mason, Inc.	50,896	1,943,718

LPL Financial Holdings, Inc.	39,080	3,200,652

Moelis & Co. Class A	43,895	1,441,951

Morningstar, Inc.	9,132	1,334,551

Stifel Financial Corp.	46,790	2,684,810

Virtu Financial, Inc. Class A(a)	74,622	1,220,816

Total Capital Markets		24,227,862

Chemicals – 3.2%

Ashland Global Holdings, Inc.	11,215	864,116

Balchem Corp.	14,093	1,397,885

Cabot Corp.	28,890	1,309,295

Chemours Co. (The)(a)	353,685	5,284,054

H.B. Fuller Co.	19,787	921,283

Huntsman Corp.	436,654	10,156,572

Ingevity Corp.*	15,818	1,341,999

NewMarket Corp.	4,685	2,211,741

Olin Corp.(a)	120,066	2,247,635

PolyOne Corp.	51,702	1,688,070

Quaker Chemical Corp.	2,934	463,983

Scotts Miracle-Gro Co. (The)	22,195	2,259,895

Sensient Technologies Corp.	23,477	1,611,696

Valvoline, Inc.	115,878	2,552,792

W.R. Grace & Co.	17,492	1,167,766

Total Chemicals		35,478,782

Commercial Services & Supplies – 1.4%

Advanced Disposal Services, Inc.*	3,065	99,827

Brady Corp. Class A	25,791	1,368,213

Clean Harbors, Inc.*	6,744	520,637

Covanta Holding Corp.	40,306	696,891

Deluxe Corp.	53,734	2,641,564

Healthcare Services Group, Inc.(a)	16,580	402,728

IAA, Inc.*	63,008	2,629,324

KAR Auction Services, Inc.(a)	63,008	1,546,846

MSA Safety, Inc.	13,318	1,453,127

Stericycle, Inc.*(a)	19,738	1,005,256

Tetra Tech, Inc.	21,191	1,838,531

UniFirst Corp.	9,334	1,821,250

Total Commercial Services & Supplies		16,024,194

Communications Equipment – 0.5%

Ciena Corp.*	27,922	1,095,380

CommScope Holding Co., Inc.*(a)	105,510	1,240,798

EchoStar Corp. Class A*	18,890	748,422

InterDigital, Inc.	18,134	951,491

Lumentum Holdings, Inc.*(a)	34,167	1,829,984

Total Communications Equipment		5,866,075

Construction & Engineering – 1.3%

AECOM*	29,377	1,103,400

EMCOR Group, Inc.	39,519	3,403,376

Fluor Corp.	75,639	1,446,974

Granite Construction, Inc.	14,658	470,962

MasTec, Inc.*(a)	62,107	4,032,607

Quanta Services, Inc.	88,299	3,337,702

Valmont Industries, Inc.	9,899	1,370,418

Total Construction & Engineering		15,165,439

Construction Materials – 0.3%

Eagle Materials, Inc.	36,871	3,318,759

Consumer Finance – 2.2%

Credit Acceptance Corp.*(a)	8,106	3,739,379

FirstCash, Inc.	11,614	1,064,655

Green Dot Corp. Class A*	8,298	209,525

Navient Corp.	286,643	3,669,030

Nelnet, Inc. Class A(a)	32,883	2,091,359

OneMain Holdings, Inc.	96,598	3,543,215

Santander Consumer USA Holdings, Inc.	297,799	7,596,852

SLM Corp.	271,957	2,400,021

Total Consumer Finance		24,314,036

Containers & Packaging – 2.2%

AptarGroup, Inc.	19,720	2,335,834

Berry Global Group, Inc.*	75,686	2,972,189

Crown Holdings, Inc.*	94,498	6,242,538

Graphic Packaging Holding Co.	159,756	2,356,401

Greif, Inc. Class A	36,442	1,380,788

Owens-Illinois, Inc.	69,373	712,461

Sealed Air Corp.	81,767	3,394,148

Silgan Holdings, Inc.	80,599	2,420,791

Sonoco Products Co.	46,892	2,729,583

Total Containers & Packaging		24,544,733

Distributors – 0.3%

Pool Corp.	14,407	2,905,892

Diversified Consumer Services – 1.9%

Adtalem Global Education, Inc.*	25,493	971,029

Bright Horizons Family Solutions, Inc.*	11,374	1,734,535

Graham Holdings Co. Class B	3,792	2,515,803

Grand Canyon Education, Inc.*	18,025	1,770,055

H&R Block, Inc.	255,929	6,045,043

Laureate Education, Inc. Class A*	192,157	3,185,002

ServiceMaster Global Holdings, Inc.*	57,347	3,205,697

WW International, Inc.*	37,348	1,412,501

Total Diversified Consumer Services		20,839,665

Diversified Financial Services – 0.6%

Jefferies Financial Group, Inc.	170,706	3,140,990

Voya Financial, Inc.	63,768	3,471,530

Total Diversified Financial Services		6,612,520

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Diversified Telecommunication Services – 0.2%

Cogent Communications Holdings, Inc.	5,470	$301,397

Vonage Holdings Corp.*(a)	60,494	683,582

Zayo Group Holdings, Inc.*	34,564	1,171,720

Total Diversified Telecommunication Services		2,156,699

Electric Utilities – 1.4%

ALLETE, Inc.	15,974	1,396,287

El Paso Electric Co.	17,650	1,183,962

Hawaiian Electric Industries, Inc.(a)	45,248	2,063,761

IDACORP, Inc.	21,920	2,469,727

MGE Energy, Inc.	11,116	887,835

OGE Energy Corp.	94,587	4,292,358

PNM Resources, Inc.	24,749	1,288,928

Portland General Electric Co.	40,459	2,280,674

Total Electric Utilities		15,863,532

Electrical Equipment – 1.8%

Acuity Brands, Inc.	24,255	3,269,331

EnerSys	24,836	1,637,686

Generac Holdings, Inc.*	34,810	2,727,015

GrafTech International Ltd.(a)	527,501	6,752,013

Hubbell, Inc.	30,660	4,028,724

Regal Beloit Corp.	28,403	2,069,159

Total Electrical Equipment		20,483,928

Electronic Equipment, Instruments & Components – 4.0%

Arrow Electronics, Inc.*	86,736	6,468,771

Avnet, Inc.	70,712	3,145,623

AVX Corp.	114,668	1,742,954

Belden, Inc.	21,078	1,124,301

Cognex Corp.	52,822	2,595,145

Coherent, Inc.*(a)	22,800	3,504,816

Dolby Laboratories, Inc. Class A	33,843	2,187,611

FLIR Systems, Inc.	48,372	2,543,883

II-VI, Inc.*(a)	28,897	1,017,463

IPG Photonics Corp.*(a)	33,184	4,499,750

Jabil, Inc.	96,074	3,436,567

Littelfuse, Inc.	9,475	1,680,012

National Instruments Corp.	28,404	1,192,684

Rogers Corp.*	7,166	979,664

SYNNEX Corp.	34,344	3,877,438

Tech Data Corp.*	25,869	2,696,585

Vishay Intertechnology, Inc.	140,405	2,377,057

Total Electronic Equipment, Instruments & Components		45,070,324

Energy Equipment & Services – 0.2%

Apergy Corp.*(a)	24,549	664,051

Cactus, Inc. Class A*	18,882	546,445

Helmerich & Payne, Inc.	244	9,777

RPC, Inc.(a)	151,679	850,919

Total Energy Equipment & Services		2,071,192

Entertainment – 0.3%

Cinemark Holdings, Inc.(a)	55,436	2,142,047

Madison Square Garden Co. (The) Class A*	267	70,360

World Wrestling Entertainment, Inc. Class A(a)	9,772	695,278

Zynga, Inc. Class A*	57,846	336,663

Total Entertainment		3,244,348

Equity Real Estate Investment Trusts (REITs) – 6.0%

Acadia Realty Trust	10,054	287,343

American Campus Communities, Inc.	15,164	729,085

Americold Realty Trust	12,332	457,147

Apartment Investment & Management Co. Class A	3,591	187,235

Apple Hospitality REIT, Inc.	67,092	1,112,385

Brandywine Realty Trust	39,335	595,925

Brixmor Property Group, Inc.	134,410	2,727,179

Columbia Property Trust, Inc.	1,045	22,102

CoreCivic, Inc.	48,732	842,089

CoreSite Realty Corp.	4,622	563,191

Corporate Office Properties Trust	17,637	525,230

Cousins Properties, Inc.	16,069	604,034

CubeSmart	30,883	1,077,817

CyrusOne, Inc.	11,414	902,847

DiamondRock Hospitality Co.	38,553	395,168

Douglas Emmett, Inc.	20,653	884,568

EastGroup Properties, Inc.	5,349	668,732

Empire State Realty Trust, Inc. Class A	23,986	342,280

EPR Properties	21,815	1,676,701

Equity Commonwealth	44,652	1,529,331

First Industrial Realty Trust, Inc.	40,802	1,614,127

Gaming and Leisure Properties, Inc.	68,519	2,620,167

GEO Group, Inc. (The)	43,627	756,492

Healthcare Realty Trust, Inc.	2,965	99,328

Healthcare Trust of America, Inc. Class A	53,920	1,584,170

Highwoods Properties, Inc.	25,984	1,167,721

Hudson Pacific Properties, Inc.	23,389	782,596

JBG SMITH Properties	2,544	99,750

Kilroy Realty Corp.	11,498	895,579

Kimco Realty Corp.	157,888	3,296,701

Lamar Advertising Co. Class A	26,026	2,132,310

Liberty Property Trust	28,779	1,477,226

Life Storage, Inc.	8,188	863,097

Macerich Co. (The)(a)	12,345	389,979

Medical Properties Trust, Inc.	128,629	2,515,983

National Health Investors, Inc.	12,199	1,005,076

National Retail Properties, Inc.	35,915	2,025,606

Omega Healthcare Investors, Inc.	47,154	1,970,566

Outfront Media, Inc.	25,700	713,946

Park Hotels & Resorts, Inc.	88,118	2,200,306

Pebblebrook Hotel Trust	17,277	480,646

Physicians Realty Trust	18,599	330,132

Piedmont Office Realty Trust, Inc. Class A	18,257	381,206

PotlatchDeltic Corp.(a)	25,000	1,027,125

PS Business Parks, Inc.	7,230	1,315,498

Rayonier, Inc.	34,405	970,221

Retail Properties of America, Inc. Class A	83,648	1,030,543

Rexford Industrial Realty, Inc.	7,034	309,637

RLJ Lodging Trust	57,818	982,328

Ryman Hospitality Properties, Inc.	10,602	867,350

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Sabra Health Care REIT, Inc.(a)	128,633	$2,953,414

Senior Housing Properties Trust	222,159	2,056,082

Service Properties Trust	75,965	1,959,137

Spirit Realty Capital, Inc.	18,387	880,002

STAG Industrial, Inc.	10,566	311,486

STORE Capital Corp.	40,268	1,506,426

Sunstone Hotel Investors, Inc.	78,427	1,077,587

Tanger Factory Outlet Centers, Inc.(a)	14,190	219,661

Taubman Centers, Inc.	8,882	362,652

Terreno Realty Corp.	8,572	437,943

Urban Edge Properties	26,975	533,835

Weingarten Realty Investors	95,501	2,781,944

Xenia Hotels & Resorts, Inc.	31,389	662,936

Total Equity Real Estate Investment Trusts (REITs)		67,778,906

Food & Staples Retailing – 0.9%

BJ’s Wholesale Club Holdings, Inc.*(a)	38,178	987,665

Casey’s General Stores, Inc.(a)	10,757	1,733,598

Performance Food Group Co.*	36,711	1,689,073

Sprouts Farmers Market, Inc.*	62,625	1,211,167

U.S. Foods Holding Corp.*	113,397	4,660,617

Total Food & Staples Retailing		10,282,120

Food Products – 2.0%

Cal-Maine Foods, Inc.(a)	33,005	1,318,715

Darling Ingredients, Inc.*	32,810	627,655

Flowers Foods, Inc.	86,083	1,991,100

Hain Celestial Group, Inc. (The)*(a)	15,926	342,011

Ingredion, Inc.	44,454	3,633,670

J&J Snack Foods Corp.	5,131	985,152

Lancaster Colony Corp.	6,683	926,598

Pilgrim’s Pride Corp.*	188,017	6,025,005

Post Holdings, Inc.*	18,184	1,924,594

Sanderson Farms, Inc.	12,727	1,925,977

Seaboard Corp.	386	1,688,750

Tootsie Roll Industries, Inc.	15,858	588,966

Total Food Products		21,978,193

Gas Utilities – 0.8%

National Fuel Gas Co.	47,152	2,212,372

New Jersey Resources Corp.	31,750	1,435,735

ONE Gas, Inc.	18,358	1,764,387

Southwest Gas Holdings, Inc.	22,396	2,038,932

Spire, Inc.	18,369	1,602,512

Total Gas Utilities		9,053,938

Health Care Equipment & Supplies – 0.9%

Cantel Medical Corp.(a)	9,513	711,573

Globus Medical, Inc. Class A*	31,741	1,622,600

Haemonetics Corp.*	2,261	285,203

Hill-Rom Holdings, Inc.	21,723	2,285,911

ICU Medical, Inc.*	4,192	669,043

Inogen, Inc.*(a)	3,389	162,367

Integer Holdings Corp.*	5,063	382,560

Integra LifeSciences Holdings Corp.*	8,292	498,101

Masimo Corp.*	15,949	2,373,052

Merit Medical Systems, Inc.*(a)	6,709	204,356

Neogen Corp.*(a)	8,821	600,798

NuVasive, Inc.*	1,680	106,478

Quidel Corp.*	6,803	417,364

Total Health Care Equipment & Supplies		10,319,406

Health Care Providers & Services – 1.5%

Acadia Healthcare Co., Inc.*(a)	61,351	1,906,789

Amedisys, Inc.*	8,028	1,051,748

AMN Healthcare Services, Inc.*	22,692	1,306,152

BioTelemetry, Inc.*(a)	3,333	135,753

Chemed Corp.	6,286	2,624,845

Encompass Health Corp.	43,937	2,780,333

Ensign Group, Inc. (The)	17,237	817,551

HealthEquity, Inc.*	8,975	512,877

LHC Group, Inc.*(a)	4,467	507,273

MEDNAX, Inc.*	68,794	1,556,120

Patterson Cos., Inc.	47,041	838,271

Select Medical Holdings Corp.*	79,711	1,320,811

Tenet Healthcare Corp.*(a)	69,477	1,536,831

Total Health Care Providers & Services		16,895,354

Health Care Technology – 0.1%

HMS Holdings Corp.*	9,628	331,829

Medidata Solutions, Inc.*	6,752	617,808

Omnicell, Inc.*	4,175	301,727

Total Health Care Technology		1,251,364

Hotels, Restaurants & Leisure – 3.5%

Boyd Gaming Corp.	43,267	1,036,245

Caesars Entertainment Corp.*(a)	93,076	1,085,266

Cheesecake Factory, Inc. (The)(a)	21,149	881,490

Choice Hotels International, Inc.	27,582	2,453,695

Churchill Downs, Inc.	16,169	1,996,144

Cracker Barrel Old Country Store, Inc.(a)	11,952	1,943,993

Dave & Buster’s Entertainment, Inc.	23,223	904,536

Dunkin’ Brands Group, Inc.	30,196	2,396,355

Eldorado Resorts, Inc.*(a)	18,193	725,355

Extended Stay America, Inc.	117,073	1,713,949

Hilton Grand Vacations, Inc.*	73,807	2,361,824

Hyatt Hotels Corp. Class A(a)	25,567	1,883,521

Jack in the Box, Inc.	15,573	1,419,012

Marriott Vacations Worldwide Corp.	4,514	467,695

Penn National Gaming, Inc.*(a)	35,366	658,692

Planet Fitness, Inc. Class A*	66,930	3,873,239

Red Rock Resorts, Inc. Class A	73,040	1,483,077

SeaWorld Entertainment, Inc.*(a)	11,137	293,126

Six Flags Entertainment Corp.	32,660	1,658,801

Texas Roadhouse, Inc.(a)	22,565	1,185,114

Wendy’s Co. (The)	253,484	5,064,610

Wyndham Destinations, Inc.	49,076	2,258,477

Wyndham Hotels & Resorts, Inc.	25,453	1,316,938

Total Hotels, Restaurants & Leisure		39,061,154

Household Durables – 2.3%

iRobot Corp.*(a)	8,352	515,068

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Leggett & Platt, Inc.	84,694	$3,467,373

PulteGroup, Inc.	353,317	12,913,736

Tempur Sealy International, Inc.*	24,230	1,870,556

Toll Brothers, Inc.	168,506	6,917,171

Total Household Durables		25,683,904

Household Products – 0.3%

Energizer Holdings, Inc.(a)	22,966	1,000,858

Spectrum Brands Holdings, Inc.	33,612	1,772,006

WD-40 Co.(a)	2,970	545,114

Total Household Products		3,317,978

Independent Power & Renewable Electricity Producers – 0.2%

Clearway Energy, Inc. Class C	56,848	1,037,476

Ormat Technologies, Inc.	23,601	1,753,318

Total Independent Power & Renewable Electricity Producers		2,790,794

Industrial Conglomerates – 0.4%

Carlisle Cos., Inc.	31,106	4,527,167

Insurance – 3.2%

American Equity Investment Life Holding Co.	100,687	2,436,625

American National Insurance Co.	21,002	2,598,577

Assurant, Inc.	24,199	3,044,718

Erie Indemnity Co. Class A	12,579	2,335,291

First American Financial Corp.	67,560	3,986,716

Genworth Financial, Inc. Class A*	493,139	2,169,812

Hanover Insurance Group, Inc. (The)	18,427	2,497,596

Kemper Corp.	19,510	1,520,805

Mercury General Corp.	9,980	557,682

National General Holdings Corp.	43,286	996,444

Old Republic International Corp.	206,098	4,857,730

Primerica, Inc.	18,812	2,393,451

ProAssurance Corp.	15,323	617,057

RLI Corp.(a)	9,484	881,158

Selective Insurance Group, Inc.	18,044	1,356,728

Unum Group	105,536	3,136,530

Total Insurance		35,386,920

Interactive Media & Services – 0.2%

Cargurus, Inc.*(a)	13,120	406,064

Yelp, Inc.*(a)	43,245	1,502,764

Total Interactive Media & Services		1,908,828

Internet & Direct Marketing Retail – 0.2%

Etsy, Inc.*(a)	8,454	477,651

GrubHub, Inc.*(a)	11,853	666,257

Stamps.com, Inc.*(a)	10,063	749,190

Stitch Fix, Inc. Class A*(a)	22,170	426,773

Total Internet & Direct Marketing Retail		2,319,871

IT Services – 3.0%

Black Knight, Inc.*	33,466	2,043,434

Booz Allen Hamilton Holding Corp.	63,594	4,516,446

CACI International, Inc. Class A*	14,302	3,307,481

CoreLogic, Inc.*	37,130	1,718,005

EPAM Systems, Inc.*	14,887	2,714,198

Euronet Worldwide, Inc.*	18,508	2,707,720

KBR, Inc.	153,608	3,769,540

ManTech International Corp. Class A	13,129	937,542

MAXIMUS, Inc.	29,818	2,303,739

Perspecta, Inc.	85,927	2,244,413

Sabre Corp.	147,169	3,295,850

Science Applications International Corp.	23,273	2,032,897

WEX, Inc.*	10,249	2,071,015

Total IT Services		33,662,280

Leisure Products – 0.5%

Brunswick Corp.	41,397	2,157,612

Polaris, Inc.	38,630	3,399,826

Total Leisure Products		5,557,438

Life Sciences Tools & Services – 0.6%

Bio-Techne Corp.	5,739	1,122,950

Bruker Corp.	50,134	2,202,387

Charles River Laboratories International, Inc.*	15,529	2,055,574

Medpace Holdings, Inc.*	10,955	920,658

PRA Health Sciences, Inc.*	4,426	439,192

Syneos Health, Inc.*	841	44,749

Total Life Sciences Tools & Services		6,785,510

Machinery – 6.2%

AGCO Corp.	45,564	3,449,195

Albany International Corp. Class A	10,211	920,624

Allison Transmission Holdings, Inc.	116,572	5,484,713

Barnes Group, Inc.	28,148	1,450,748

Crane Co.	36,245	2,922,434

Donaldson Co., Inc.	51,487	2,681,443

Flowserve Corp.	24,089	1,125,197

Gardner Denver Holdings, Inc.*(a)	91,331	2,583,754

Graco, Inc.	71,862	3,308,526

Harsco Corp.*	40,349	765,017

Hillenbrand, Inc.	20,757	640,976

ITT, Inc.	46,644	2,854,146

John Bean Technologies Corp.	12,340	1,226,966

Kennametal, Inc.	58,388	1,794,847

Lincoln Electric Holdings, Inc.	29,412	2,551,785

Middleby Corp. (The)*(a)	24,853	2,905,316

Navistar International Corp.*(a)	101,714	2,859,181

Nordson Corp.	26,916	3,936,734

Oshkosh Corp.	63,115	4,784,117

Proto Labs, Inc.*	5,547	566,349

RBC Bearings, Inc.*	7,008	1,162,697

Rexnord Corp.*(a)	6,567	177,637

Terex Corp.	51,545	1,338,624

Timken Co. (The)	73,963	3,218,130

Toro Co. (The)	47,262	3,464,305

Trinity Industries, Inc.	73,418	1,444,866

WABCO Holdings, Inc.*	45,713	6,114,114

Watts Water Technologies, Inc. Class A	15,306	1,434,631

Woodward, Inc.	22,913	2,470,709

Total Machinery		69,637,781

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Marine – 0.1%

Kirby Corp.*	8,192	$673,055

Media – 1.7%

AMC Networks, Inc. Class A*(a)	73,380	3,607,361

Cable One, Inc.	1,631	2,046,416

DISH Network Corp. Class A*	4,444	151,407

John Wiley & Sons, Inc. Class A	34,167	1,501,298

New York Times Co. (The) Class A	30,259	861,776

Nexstar Media Group, Inc. Class A(a)	31,497	3,222,458

Sinclair Broadcast Group, Inc. Class A	99,052	4,233,482

TEGNA, Inc.	228,490	3,548,450

Total Media		19,172,648

Metals & Mining – 1.8%

Allegheny Technologies, Inc.*(a)	70,490	1,427,422

Cleveland-Cliffs, Inc.	568,806	4,106,779

Commercial Metals Co.	71,943	1,250,369

Reliance Steel & Aluminum Co.	80,065	7,979,278

United States Steel Corp.(a)	353,461	4,082,475

Worthington Industries, Inc.	41,896	1,510,351

Total Metals & Mining		20,356,674

Multi-Utilities – 0.7%

Avista Corp.(a)	26,295	1,273,730

Black Hills Corp.	26,173	2,008,254

MDU Resources Group, Inc.	93,783	2,643,743

NorthWestern Corp.	25,662	1,925,933

Total Multi-Utilities		7,851,660

Multiline Retail – 0.1%

Ollie’s Bargain Outlet Holdings, Inc.*(a)	16,086	943,283

Oil, Gas & Consumable Fuels – 2.6%

Centennial Resource Development, Inc. Class A*	138,785	626,614

Chesapeake Energy Corp.*(a)	2,119,923	2,989,092

Cimarex Energy Co.(a)	76,992	3,690,997

CNX Resources Corp.*(a)	26,443	191,976

CVR Energy, Inc.(a)	53,047	2,335,659

Delek U.S. Holdings, Inc.(a)	69,164	2,510,653

Magnolia Oil & Gas Corp. Class A*(a)	41,355	459,041

Matador Resources Co.*(a)	87,978	1,454,276

Murphy Oil Corp.(a)	48,797	1,078,902

Parsley Energy, Inc. Class A	203,615	3,420,732

PBF Energy, Inc. Class A	210,683	5,728,471

Peabody Energy Corp.	141,024	2,075,873

SM Energy Co.	59,170	573,357

Southwestern Energy Co.*(a)	1,152,780	2,224,865

Total Oil, Gas & Consumable Fuels		29,360,508

Paper & Forest Products – 0.7%

Domtar Corp.	56,327	2,017,070

Louisiana-Pacific Corp.	215,689	5,301,636

Total Paper & Forest Products		7,318,706

Personal Products – 0.3%

Edgewell Personal Care Co.*	33,192	1,078,408

Nu Skin Enterprises, Inc. Class A	29,614	1,259,483

USANA Health Sciences, Inc.*	8,894	608,261

Total Personal Products		2,946,152

Pharmaceuticals – 0.5%

Catalent, Inc.*	28,598	1,362,981

Nektar Therapeutics*(a)	211,080	3,844,822

Supernus Pharmaceuticals, Inc.*	27,547	756,991

Total Pharmaceuticals		5,964,794

Professional Services – 1.7%

ASGN, Inc.*	22,934	1,441,631

Exponent, Inc.	12,622	882,278

FTI Consulting, Inc.*	22,351	2,368,983

Insperity, Inc.	12,176	1,200,797

Korn Ferry	31,500	1,217,160

ManpowerGroup, Inc.	71,933	6,059,636

Robert Half International, Inc.	65,645	3,653,801

TriNet Group, Inc.*	41,291	2,567,887

Total Professional Services		19,392,173

Real Estate Management & Development – 0.5%

Howard Hughes Corp. (The)*(a)	4,035	522,936

Jones Lang LaSalle, Inc.	23,187	3,224,384

Kennedy-Wilson Holdings, Inc.	53,816	1,179,647

Newmark Group, Inc. Class A	71,816	650,653

Realogy Holdings Corp.(a)	81,078	541,601

Total Real Estate Management & Development		6,119,221

Road & Rail – 2.1%

AMERCO	12,646	4,932,446

Avis Budget Group, Inc.*	69,571	1,966,076

Genesee & Wyoming, Inc. Class A*	29,626	3,273,969

Knight-Swift Transportation Holdings, Inc.(a)	120,089	4,359,231

Landstar System, Inc.	22,817	2,568,738

Ryder System, Inc.	49,507	2,562,977

Schneider National, Inc. Class B	115,462	2,507,835

Werner Enterprises, Inc.	45,695	1,613,034

Total Road & Rail		23,784,306

Semiconductors & Semiconductor Equipment – 2.6%

Brooks Automation, Inc.	20,443	757,004

Cabot Microelectronics Corp.	12,428	1,754,958

Cirrus Logic, Inc.*	37,672	2,018,466

Cypress Semiconductor Corp.	39,363	918,732

Entegris, Inc.	69,837	3,286,529

First Solar, Inc.*(a)	14,160	821,422

MKS Instruments, Inc.	58,848	5,430,493

Monolithic Power Systems, Inc.	8,040	1,251,265

Semtech Corp.*	5,671	275,667

Silicon Laboratories, Inc.*(a)	9,327	1,038,562

Teradyne, Inc.	109,615	6,347,805

Universal Display Corp.	7,934	1,332,119

Versum Materials, Inc.	79,437	4,204,600

Total Semiconductors & Semiconductor Equipment		29,437,622

Software – 1.8%

ACI Worldwide, Inc.*(a)	15,629	489,578

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

Investments	Shares	Value

Alarm.com Holdings, Inc.*(a)	4,052	$188,985

Altair Engineering, Inc. Class A*(a)	1,256	43,483

Aspen Technology, Inc.*	17,314	2,131,007

Blackbaud, Inc.	6,574	593,895

Bottomline Technologies DE, Inc.*	841	33,093

CDK Global, Inc.	71,852	3,455,363

Envestnet, Inc.*(a)	3,868	219,316

Fair Isaac Corp.*	8,009	2,430,892

Guidewire Software, Inc.*(a)	1,077	113,494

j2 Global, Inc.(a)	23,077	2,095,853

LogMeIn, Inc.	3,594	255,030

Manhattan Associates, Inc.*	21,246	1,713,915

Paycom Software, Inc.*	8,291	1,736,882

Paylocity Holding Corp.*	5,658	552,108

Pegasystems, Inc.	2,113	143,790

Qualys, Inc.*(a)	6,358	480,474

RealPage, Inc.*(a)	6,613	415,693

Teradata Corp.*	14,496	449,376

Trade Desk, Inc. (The) Class A*(a)	4,415	828,033

Tyler Technologies, Inc.*	7,647	2,007,337

Verint Systems, Inc.*	8,195	350,582

Total Software		20,728,179

Specialty Retail – 3.5%

Aaron’s, Inc.	21,354	1,372,208

American Eagle Outfitters, Inc.	122,318	1,983,998

AutoNation, Inc.*	112,200	5,688,540

Designer Brands, Inc. Class A(a)	5,101	87,329

Dick’s Sporting Goods, Inc.(a)	89,396	3,648,251

Five Below, Inc.*	11,310	1,426,191

Floor & Decor Holdings, Inc. Class A*(a)	43,928	2,246,917

Foot Locker, Inc.	98,065	4,232,485

Michaels Cos., Inc. (The)*(a)	223,435	2,187,429

Monro, Inc.	9,367	740,087

Murphy USA, Inc.*	15,883	1,354,820

National Vision Holdings, Inc.*	9,565	230,230

Penske Automotive Group, Inc.	105,576	4,991,633

RH*(a)	9,805	1,674,988

Sally Beauty Holdings, Inc.*(a)	115,887	1,725,557

Urban Outfitters, Inc.*(a)	76,027	2,135,598

Williams-Sonoma, Inc.(a)	56,105	3,814,018

Total Specialty Retail		39,540,279

Technology Hardware, Storage & Peripherals – 0.6%

NCR Corp.*	35,144	1,109,145

Xerox Holdings Corp.	179,483	5,368,336

Total Technology Hardware, Storage & Peripherals		6,477,481

Textiles, Apparel & Luxury Goods – 1.6%

Carter’s, Inc.(a)	27,255	2,485,929

Columbia Sportswear Co.	26,318	2,549,951

Deckers Outdoor Corp.*	11,407	1,680,935

Hanesbrands, Inc.(a)	315,132	4,827,822

Skechers U.S.A., Inc. Class A*	109,878	4,103,943

Steven Madden Ltd.	43,749	1,565,777

Wolverine World Wide, Inc.	41,610	1,175,899

Total Textiles, Apparel & Luxury Goods		18,390,256

Thrifts & Mortgage Finance – 1.5%

LendingTree, Inc.*(a)	2,943	913,596

MGIC Investment Corp.	408,990	5,145,094

New York Community Bancorp, Inc.(a)	247,664	3,108,183

Radian Group, Inc.	220,670	5,040,103

TFS Financial Corp.	35,338	636,791

Washington Federal, Inc.	46,052	1,703,463

Total Thrifts & Mortgage Finance		16,547,230

Trading Companies & Distributors – 2.0%

Air Lease Corp.	134,474	5,623,703

Applied Industrial Technologies, Inc.	26,021	1,477,993

Beacon Roofing Supply, Inc.*(a)	8,336	279,506

GATX Corp.(a)	23,244	1,802,107

HD Supply Holdings, Inc.*	79,491	3,114,060

MSC Industrial Direct Co., Inc. Class A	32,980	2,392,039

SiteOne Landscape Supply, Inc.*(a)	12,950	958,559

Univar Solutions, Inc.*(a)	104,571	2,170,894

Watsco, Inc.	13,364	2,260,922

WESCO International, Inc.*	40,731	1,945,720

Total Trading Companies & Distributors		22,025,503

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	39,502	1,559,144

Water Utilities – 0.3%

American States Water Co.	8,348	750,151

Aqua America, Inc.	64,479	2,890,594

California Water Service Group	573	30,329

Total Water Utilities		3,671,074

Wireless Telecommunication Services – 0.2%

Shenandoah Telecommunications Co.	7,301	231,953

Telephone & Data Systems, Inc.	31,790	820,182

United States Cellular Corp.*	21,707	815,749

Total Wireless Telecommunication Services		1,867,884
TOTAL COMMON STOCKS (Cost: $980,003,356)		1,120,027,429

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $1,466,819)	44,486	1,615,286

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.0%

United States – 8.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $89,208,484)(d)	89,208,484	89,208,484

TOTAL INVESTMENTS IN SECURITIES – 107.9% (Cost: $1,070,678,659)		1,210,851,199

Other Assets less Liabilities – (7.9)%		(88,177,644)

NET ASSETS – 100.0%		$1,122,673,555

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2019

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $157,545,229 and the total market value of the collateral held by the Fund was $160,850,202. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $71,641,718.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 2.0%

L3Harris Technologies, Inc.	2,031	$423,748

Lockheed Martin Corp.	1,544	602,253

Northrop Grumman Corp.	1,265	474,109

Raytheon Co.	2,581	506,366

Spirit AeroSystems Holdings, Inc. Class A	4,990	410,378

Total Aerospace & Defense		2,416,854

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.(a)	6,648	563,617

Airlines – 1.2%

Delta Air Lines, Inc.	8,229	473,990

Southwest Airlines Co.	8,201	442,936

United Airlines Holdings, Inc.*	5,251	464,241

Total Airlines		1,381,167

Auto Components – 0.4%

Gentex Corp.	16,228	446,838

Banks – 2.3%

Comerica, Inc.	8,464	558,539

Fifth Third Bancorp	21,324	583,851

First Horizon National Corp.	33,753	546,799

KeyCorp	27,184	484,963

Signature Bank	4,359	519,680

Total Banks		2,693,832

Beverages – 0.4%

PepsiCo, Inc.	3,647	500,004

Biotechnology – 3.1%

AbbVie, Inc.	7,387	559,344

Alexion Pharmaceuticals, Inc.*	3,215	314,877

Amgen, Inc.	3,283	635,293

Biogen, Inc.*	1,775	413,255

Celgene Corp.*	4,961	492,627

Exelixis, Inc.*	15,369	271,801

Gilead Sciences, Inc.	8,993	569,976

Regeneron Pharmaceuticals, Inc.*	1,469	407,501

Total Biotechnology		3,664,674

Building Products – 0.3%

Masco Corp.	8,962	373,536

Capital Markets – 1.4%

CBOE Global Markets, Inc.	5,906	678,658

MarketAxess Holdings, Inc.	1,344	440,160

Morningstar, Inc.	3,413	498,776

Total Capital Markets		1,617,594

Chemicals – 0.8%

NewMarket Corp.	1,233	582,087

Scotts Miracle-Gro Co. (The)	3,930	400,152

Total Chemicals		982,239

Commercial Services & Supplies – 1.8%

Copart, Inc.*	4,785	384,379

Republic Services, Inc.	7,584	656,395

Tetra Tech, Inc.	4,823	418,444

Waste Management, Inc.	5,447	626,405

Total Commercial Services & Supplies		2,085,623

Construction & Engineering – 0.7%

EMCOR Group, Inc.	5,793	498,893

MasTec, Inc.*	5,436	352,960

Total Construction & Engineering		851,853

Consumer Finance – 2.3%

American Express Co.	5,778	683,422

Capital One Financial Corp.	6,043	549,792

OneMain Holdings, Inc.	9,866	361,885

Santander Consumer USA Holdings, Inc.	21,191	540,582

Synchrony Financial	15,664	533,986

Total Consumer Finance		2,669,667

Containers & Packaging – 0.7%

Berry Global Group, Inc.*	9,625	377,974

Sealed Air Corp.	11,167	463,542

Total Containers & Packaging		841,516

Diversified Consumer Services – 0.6%

frontdoor, Inc.*	5,182	251,690

H&R Block, Inc.	21,366	504,665

Total Diversified Consumer Services		756,355

Diversified Telecommunication Services – 2.3%

AT&T, Inc.	33,478	1,266,808

Verizon Communications, Inc.	23,215	1,401,257

Total Diversified Telecommunication Services		2,668,065

Electric Utilities – 2.3%

Evergy, Inc.	6,810	453,274

Exelon Corp.	9,512	459,525

FirstEnergy Corp.	9,348	450,854

Pinnacle West Capital Corp.	4,710	457,200

PPL Corp.	13,725	432,200

Southern Co. (The)	7,554	466,610

Total Electric Utilities		2,719,663

Entertainment – 1.8%

Cinemark Holdings, Inc.	23,575	910,938

Take-Two Interactive Software, Inc.*	4,185	524,548

Viacom, Inc. Class B	29,138	700,186

Total Entertainment		2,135,672

Equity Real Estate Investment Trusts (REITs) – 3.5%

American Homes 4 Rent Class A	16,892	437,334

EPR Properties	5,664	435,335

Healthcare Trust of America, Inc. Class A	13,867	407,413

Life Storage, Inc.	4,136	435,976

Medical Properties Trust, Inc.	20,630	403,523

National Retail Properties, Inc.	7,311	412,340

Public Storage	1,669	409,356

Spirit Realty Capital, Inc.	7,869	376,610

VICI Properties, Inc.	19,548	442,762

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2019

Investments	Shares	Value

Vornado Realty Trust	6,778	$431,555

Total Equity Real Estate Investment Trusts (REITs)		4,192,204

Food & Staples Retailing – 2.0%

Casey’s General Stores, Inc.	2,206	355,519

Kroger Co. (The)	10,916	281,414

Performance Food Group Co.*	8,007	368,402

Sysco Corp.	5,998	476,241

U.S. Foods Holding Corp.*	9,820	403,602

Walmart, Inc.	4,113	488,131

Total Food & Staples Retailing		2,373,309

Food Products – 3.3%

Campbell Soup Co.	6,993	328,112

Flowers Foods, Inc.	19,269	445,692

General Mills, Inc.	7,424	409,211

Hershey Co. (The)	3,103	480,934

J.M. Smucker Co. (The)	3,652	401,793

Lamb Weston Holdings, Inc.	5,384	391,525

McCormick & Co., Inc. Non-Voting Shares	2,525	394,658

Pilgrim’s Pride Corp.*	8,298	265,909

Post Holdings, Inc.*	3,779	399,969

Tyson Foods, Inc. Class A	4,939	425,445

Total Food Products		3,943,248

Health Care Equipment & Supplies – 2.4%

Cooper Cos., Inc. (The)	1,949	578,853

Dentsply Sirona, Inc.	9,873	526,330

Hill-Rom Holdings, Inc.	5,384	566,558

Stryker Corp.	2,905	628,352

West Pharmaceutical Services, Inc.	3,931	557,494

Total Health Care Equipment & Supplies		2,857,587

Health Care Providers & Services – 4.7%

AmerisourceBergen Corp.	5,487	451,745

Cardinal Health, Inc.	10,048	474,165

Centene Corp.*	9,021	390,248

Chemed Corp.	1,554	648,904

Henry Schein, Inc.*	10,727	681,165

Humana, Inc.	1,615	412,907

McKesson Corp.	3,658	499,902

Molina Healthcare, Inc.*	2,700	296,244

Quest Diagnostics, Inc.	5,772	617,777

UnitedHealth Group, Inc.	2,477	538,302

Universal Health Services, Inc. Class B	3,960	589,050

Total Health Care Providers & Services		5,600,409

Health Care Technology – 0.5%

Cerner Corp.	8,434	574,946

Hotels, Restaurants & Leisure – 3.7%

Aramark	9,278	404,335

Chipotle Mexican Grill, Inc.*	473	397,542

Choice Hotels International, Inc.	6,319	562,138

Darden Restaurants, Inc.	4,622	546,413

McDonald’s Corp.	3,023	649,068

Starbucks Corp.	6,321	558,903

Wendy’s Co. (The)	27,250	544,455

Yum! Brands, Inc.	5,806	658,575

Total Hotels, Restaurants & Leisure		4,321,429

Household Durables – 2.0%

D.R. Horton, Inc.	7,683	404,971

Lennar Corp. Class A	7,490	418,317

NVR, Inc.*	138	512,994

PulteGroup, Inc.	13,777	503,549

Toll Brothers, Inc.	13,055	535,908

Total Household Durables		2,375,739

Household Products – 1.5%

Clorox Co. (The)	2,719	412,935

Colgate-Palmolive Co.	5,999	440,986

Kimberly-Clark Corp.	3,378	479,845

Procter & Gamble Co. (The)	3,596	447,270

Total Household Products		1,781,036

Independent Power & Renewable Electricity Producers – 0.9%

AES Corp.	23,207	379,202

NRG Energy, Inc.	9,311	368,716

Vistra Energy Corp.	13,583	363,073

Total Independent Power & Renewable Electricity Producers		1,110,991

Industrial Conglomerates – 0.4%

Carlisle Cos., Inc.	3,564	518,704

Insurance – 5.7%

Aflac, Inc.	14,278	747,025

Allstate Corp. (The)	6,595	716,745

Erie Indemnity Co. Class A	2,485	461,340

Fidelity National Financial, Inc.	15,529	689,643

First American Financial Corp.	10,899	643,150

Hanover Insurance Group, Inc. (The)	5,649	765,665

Hartford Financial Services Group, Inc. (The)	12,641	766,171

Old Republic International Corp.	30,313	714,477

Progressive Corp. (The)	7,811	603,400

Selective Insurance Group, Inc.	9,091	683,552

Total Insurance		6,791,168

Interactive Media & Services – 0.5%

IAC/InterActiveCorp*	2,770	603,777

Internet & Direct Marketing Retail – 0.9%

eBay, Inc.	11,461	446,750

Expedia Group, Inc.	4,446	597,587

Total Internet & Direct Marketing Retail		1,044,337

IT Services – 11.6%

Akamai Technologies, Inc.*	10,885	994,671

Black Knight, Inc.*	20,623	1,259,241

Booz Allen Hamilton Holding Corp.	20,103	1,427,715

Broadridge Financial Solutions, Inc.	9,517	1,184,200

CACI International, Inc. Class A*	5,860	1,355,184

Cognizant Technology Solutions Corp. Class A	18,271	1,101,102

Euronet Worldwide, Inc.*	6,614	967,628

FleetCor Technologies, Inc.*	3,877	1,111,846

Leidos Holdings, Inc.	15,998	1,373,908

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2019

Investments	Shares	Value

MAXIMUS, Inc.	17,072	$1,318,983

Western Union Co. (The)	69,666	1,614,161

Total IT Services		13,708,639

Life Sciences Tools & Services – 0.9%

Agilent Technologies, Inc.	6,924	530,586

Waters Corp.*	2,350	524,591

Total Life Sciences Tools & Services		1,055,177

Machinery – 1.6%

AGCO Corp.	5,276	399,393

Allison Transmission Holdings, Inc.	10,493	493,696

Cummins, Inc.	3,260	530,304

WABCO Holdings, Inc.*	3,809	509,454

Total Machinery		1,932,847

Media – 5.9%

Altice USA, Inc. Class A*	25,265	724,600

Cable One, Inc.	899	1,127,975

Charter Communications, Inc. Class A*	2,160	890,179

Discovery, Inc. Class A*(a)	24,349	648,414

Interpublic Group of Cos., Inc. (The)	47,563	1,025,458

New York Times Co. (The) Class A	21,539	613,431

Nexstar Media Group, Inc. Class A	7,280	744,817

Omnicom Group, Inc.	15,372	1,203,628

Total Media		6,978,502

Metals & Mining – 1.2%

Reliance Steel & Aluminum Co.	5,453	543,446

Royal Gold, Inc.	3,861	475,714

Steel Dynamics, Inc.	11,494	342,521

Total Metals & Mining		1,361,681

Multi-Utilities – 0.4%

DTE Energy Co.	3,436	456,850

Multiline Retail – 0.3%

Target Corp.	3,290	351,734

Oil, Gas & Consumable Fuels – 4.4%

Cabot Oil & Gas Corp.	44,706	785,485

Chevron Corp.	10,652	1,263,327

ConocoPhillips	16,598	945,754

Devon Energy Corp.	23,653	569,091

HollyFrontier Corp.	13,678	733,688

Occidental Petroleum Corp.	21,013	934,448

Total Oil, Gas & Consumable Fuels		5,231,793

Pharmaceuticals – 2.3%

Bristol-Myers Squibb Co.	10,371	525,914

Eli Lilly & Co.	6,007	671,763

Johnson & Johnson	5,643	730,091

Merck & Co., Inc.	9,084	764,691

Total Pharmaceuticals		2,692,459

Semiconductors & Semiconductor Equipment – 4.2%

Cypress Semiconductor Corp.	29,412	686,476

Intel Corp.	17,482	900,847

Lam Research Corp.	2,998	692,868

Micron Technology, Inc.*	11,752	503,573

QUALCOMM, Inc.	9,118	695,521

Teradyne, Inc.	11,057	640,311

Versum Materials, Inc.	15,491	819,939

Total Semiconductors & Semiconductor Equipment		4,939,535

Software – 5.5%

Citrix Systems, Inc.	17,438	1,683,116

Fair Isaac Corp.*	2,527	766,995

Nuance Communications, Inc.*	60,254	982,743

Oracle Corp.	25,683	1,413,335

Symantec Corp.	26,151	617,948

Synopsys, Inc.*	7,638	1,048,316

Total Software		6,512,453

Specialty Retail – 2.5%

Aaron’s, Inc.	5,838	375,150

AutoNation, Inc.*	8,205	415,993

AutoZone, Inc.*	520	564,002

Best Buy Co., Inc.	4,544	313,491

CarMax, Inc.*	5,005	440,440

O’Reilly Automotive, Inc.*	1,378	549,147

Ulta Salon Cosmetics & Fragrance, Inc.*	1,092	273,710

Total Specialty Retail		2,931,933

Textiles, Apparel & Luxury Goods – 0.2%

Hanesbrands, Inc.	19,309	295,814

Thrifts & Mortgage Finance – 0.9%

MGIC Investment Corp.	40,423	508,522

Radian Group, Inc.	23,623	539,549

Total Thrifts & Mortgage Finance		1,048,071

Tobacco – 0.3%

Altria Group, Inc.	7,581	310,063

Trading Companies & Distributors – 0.8%

HD Supply Holdings, Inc.*	14,871	582,571

W.W. Grainger, Inc.	1,305	387,781

Total Trading Companies & Distributors		970,352
TOTAL COMMON STOCKS (Cost: $114,279,602)		118,235,556

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $581,842)(c)	581,842	581,842

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $114,861,444)		118,817,398

Other Assets less Liabilities – (0.4)%		(447,494)

NET ASSETS – 100.0%		$118,369,904
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,062,871 and the total market value of the collateral held by the Fund was $1,080,295. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $498,453.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 5.1%

Boeing Co. (The)	144,662	$55,039,551

BWX Technologies, Inc.	20,162	1,153,468

Curtiss-Wright Corp.	2,482	321,096

General Dynamics Corp.	77,388	14,141,109

HEICO Corp.	3,101	387,253

HEICO Corp. Class A	3,845	374,157

Hexcel Corp.	14,206	1,166,739

Huntington Ingalls Industries, Inc.	6,890	1,459,233

L3Harris Technologies, Inc.	45,980	9,593,267

Northrop Grumman Corp.	37,558	14,076,363

Raytheon Co.	68,878	13,513,175

Spirit AeroSystems Holdings, Inc. Class A	8,198	674,204

Textron, Inc.	9,395	459,979

United Technologies Corp.	253,712	34,636,762

Total Aerospace & Defense		146,996,356

Air Freight & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.(a)	32,651	2,768,152

Expeditors International of Washington, Inc.	29,335	2,179,297

FedEx Corp.	41,424	6,030,092

United Parcel Service, Inc. Class B	299,950	35,940,009

Total Air Freight & Logistics		46,917,550

Airlines – 0.7%

Alaska Air Group, Inc.	23,842	1,547,584

American Airlines Group, Inc.(a)	56,205	1,515,849

Delta Air Lines, Inc.	213,935	12,322,656

Southwest Airlines Co.	77,528	4,187,287

Total Airlines		19,573,376

Auto Components – 0.1%

Gentex Corp.	82,917	2,283,120

Automobiles – 1.1%

General Motors Co.	725,545	27,193,427

Harley-Davidson, Inc.	69,703	2,507,217

Thor Industries, Inc.	12,010	680,246

Total Automobiles		30,380,890

Banks – 4.4%

Bank OZK	45,822	1,249,566

Comerica, Inc.	61,336	4,047,563

KeyCorp	567,668	10,127,197

Pinnacle Financial Partners, Inc.	7,570	429,598

Regions Financial Corp.	479,470	7,585,215

Wells Fargo & Co.	2,060,766	103,945,037

Total Banks		127,384,176

Beverages – 3.3%

Brown-Forman Corp. Class A	21,179	1,265,445

Brown-Forman Corp. Class B	57,810	3,629,312

Constellation Brands, Inc. Class A	30,417	6,304,836

Keurig Dr Pepper, Inc.	372,254	10,169,979

PepsiCo, Inc.	542,215	74,337,677

Total Beverages		95,707,249
Investments	Shares	Value

Biotechnology – 2.3%

AbbVie, Inc.	890,809	67,452,057

Building Products – 0.2%

A.O. Smith Corp.	27,939	1,332,970

Armstrong World Industries, Inc.	9,899	957,233

Fortune Brands Home & Security, Inc.	34,088	1,864,614

Lennox International, Inc.	7,256	1,762,990

Owens Corning	18,082	1,142,782

Total Building Products		7,060,589

Capital Markets – 3.0%

Ameriprise Financial, Inc.	53,777	7,910,597

CBOE Global Markets, Inc.	17,985	2,066,656

Charles Schwab Corp. (The)	196,763	8,230,596

CME Group, Inc.	61,386	12,973,317

E*TRADE Financial Corp.	34,942	1,526,616

Eaton Vance Corp.	50,886	2,286,308

Evercore, Inc. Class A	8,364	669,957

FactSet Research Systems, Inc.(a)	6,593	1,601,901

Franklin Resources, Inc.	164,246	4,740,140

LPL Financial Holdings, Inc.	22,597	1,850,694

MarketAxess Holdings, Inc.	4,646	1,521,565

Morningstar, Inc.	6,328	924,774

MSCI, Inc.	17,863	3,889,668

Northern Trust Corp.	61,841	5,771,002

Raymond James Financial, Inc.	29,645	2,444,527

S&P Global, Inc.	37,332	9,145,593

SEI Investments Co.	19,206	1,138,052

T. Rowe Price Group, Inc.	83,476	9,537,133

TD Ameritrade Holding Corp.	159,110	7,430,437

Total Capital Markets		85,659,533

Chemicals – 2.0%

Air Products & Chemicals, Inc.	75,188	16,681,210

Celanese Corp.	37,144	4,542,340

Chemours Co. (The)	58,081	867,730

Eastman Chemical Co.	46,740	3,450,814

Ecolab, Inc.	38,395	7,603,746

FMC Corp.	18,213	1,596,916

International Flavors & Fragrances, Inc.(a)	28,272	3,468,692

NewMarket Corp.	1,598	754,400

Olin Corp.	62,317	1,166,574

PPG Industries, Inc.	50,291	5,959,986

RPM International, Inc.	38,308	2,635,973

Scotts Miracle-Gro Co. (The)	20,753	2,113,070

Sherwin-Williams Co. (The)	10,287	5,656,513

W.R. Grace & Co.	15,951	1,064,889

Westlake Chemical Corp.	19,815	1,298,279

Total Chemicals		58,861,132

Commercial Services & Supplies – 0.9%

Cintas Corp.	17,064	4,574,858

Healthcare Services Group, Inc.(a)	13,543	328,960

MSA Safety, Inc.	9,663	1,054,330

Republic Services, Inc.	79,730	6,900,632

Rollins, Inc.(a)	47,663	1,623,878

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2019

Investments	Shares	Value

Tetra Tech, Inc.	5,191	$450,371

Waste Management, Inc.	106,031	12,193,565

Total Commercial Services & Supplies		27,126,594

Communications Equipment – 0.0%

Ubiquiti, Inc.(a)	6,630	784,064

Construction & Engineering – 0.0%

EMCOR Group, Inc.	3,091	266,197

Fluor Corp.	31,661	605,675

Total Construction & Engineering		871,872

Construction Materials – 0.2%

Eagle Materials, Inc.	3,563	320,706

Martin Marietta Materials, Inc.	9,136	2,504,177

Vulcan Materials Co.	17,596	2,661,219

Total Construction Materials		5,486,102

Consumer Finance – 0.9%

American Express Co.	149,664	17,702,258

Discover Financial Services	103,097	8,360,136

Total Consumer Finance		26,062,394

Containers & Packaging – 0.4%

AptarGroup, Inc.	13,577	1,608,196

Avery Dennison Corp.	19,345	2,197,012

Graphic Packaging Holding Co.	129,630	1,912,042

Packaging Corp. of America	35,172	3,731,749

Sealed Air Corp.	38,935	1,616,192

Total Containers & Packaging		11,065,191

Distributors – 0.1%

Pool Corp.	7,364	1,485,319

Diversified Consumer Services – 0.1%

Service Corp. International	40,913	1,956,050

Diversified Telecommunication Services – 4.3%

Verizon Communications, Inc.	2,066,574	124,738,407

Electrical Equipment – 1.0%

Acuity Brands, Inc.	2,135	287,776

AMETEK, Inc.	26,817	2,462,337

Emerson Electric Co.	243,986	16,312,904

EnerSys	2,986	196,897

Hubbell, Inc.	21,583	2,836,006

Rockwell Automation, Inc.	35,371	5,829,141

Total Electrical Equipment		27,925,061

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	35,039	3,381,264

CDW Corp.	21,271	2,621,438

Cognex Corp.	10,661	523,775

Dolby Laboratories, Inc. Class A	9,207	595,141

Littelfuse, Inc.	2,395	424,657

National Instruments Corp.	18,385	771,986

Total Electronic Equipment, Instruments & Components		8,318,261

Entertainment – 1.6%

Activision Blizzard, Inc.	57,531	3,044,540
Investments	Shares	Value

Cinemark Holdings, Inc.	52,879	2,043,245

Walt Disney Co. (The)	306,265	39,912,455

World Wrestling Entertainment, Inc. Class A(a)	1,627	115,761

Total Entertainment		45,116,001

Equity Real Estate Investment Trusts (REITs) – 0.1%

Ryman Hospitality Properties, Inc.	30,341	2,482,197

Food & Staples Retailing – 1.1%

Casey’s General Stores, Inc.	4,641	747,944

Costco Wholesale Corp.	55,811	16,079,707

Kroger Co. (The)	165,066	4,255,401

Sysco Corp.	147,303	11,695,858

Total Food & Staples Retailing		32,778,910

Food Products – 2.0%

Flowers Foods, Inc.	98,062	2,268,174

General Mills, Inc.	368,251	20,297,995

Hershey Co. (The)	47,184	7,313,048

Hormel Foods Corp.	126,841	5,546,757

Kellogg Co.	144,507	9,299,026

Lancaster Colony Corp.	6,478	898,175

McCormick & Co., Inc. Non-Voting Shares	24,420	3,816,846

Tyson Foods, Inc. Class A	94,553	8,144,795

Total Food Products		57,584,816

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories	327,711	27,419,579

Baxter International, Inc.	76,632	6,703,001

Becton, Dickinson and Co.	41,175	10,415,628

Cantel Medical Corp.(a)	1,010	75,548

Cooper Cos., Inc. (The)	816	242,352

Danaher Corp.	55,395	8,000,700

Hill-Rom Holdings, Inc.	2,955	310,954

ResMed, Inc.	23,552	3,182,111

Stryker Corp.	49,716	10,753,571

Teleflex, Inc.	4,009	1,362,058

West Pharmaceutical Services, Inc.	7,551	1,070,883

Total Health Care Equipment & Supplies		69,536,385

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	45,587	3,753,178

Anthem, Inc.	34,398	8,258,960

Chemed Corp.	872	364,121

Cigna Corp.	1,278	193,988

CVS Health Corp.	426,425	26,894,625

Encompass Health Corp.	21,627	1,368,556

Humana, Inc.	10,135	2,591,215

UnitedHealth Group, Inc.	154,655	33,609,625

Universal Health Services, Inc. Class B	2,943	437,771

Total Health Care Providers & Services		77,472,039

Hotels, Restaurants & Leisure – 2.5%

Aramark	43,152	1,880,564

Cracker Barrel Old Country Store, Inc.(a)	10,454	1,700,343

Darden Restaurants, Inc.	45,083	5,329,712

Hyatt Hotels Corp. Class A	9,967	734,269

Las Vegas Sands Corp.	505,957	29,224,076

Marriott Vacations Worldwide Corp.	8,928	925,030

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2019

Investments	Shares	Value

Starbucks Corp.	326,180	$28,840,836

Texas Roadhouse, Inc.	13,645	716,636

Wendy’s Co. (The)	72,792	1,454,384

Wyndham Destinations, Inc.	40,910	1,882,678

Total Hotels, Restaurants & Leisure		72,688,528

Household Durables – 0.4%

D.R. Horton, Inc.	79,008	4,164,512

Leggett & Platt, Inc.	56,305	2,305,127

Lennar Corp. Class A	21,883	1,222,165

PulteGroup, Inc.	54,766	2,001,697

Toll Brothers, Inc.	15,216	624,617

Total Household Durables		10,318,118

Household Products – 4.0%

Church & Dwight Co., Inc.	42,479	3,196,120

Clorox Co. (The)	32,330	4,909,957

Procter & Gamble Co. (The)	876,092	108,968,323

Total Household Products		117,074,400

Industrial Conglomerates – 2.4%

3M Co.	191,307	31,450,871

Carlisle Cos., Inc.	14,229	2,070,889

Honeywell International, Inc.	211,276	35,747,899

Total Industrial Conglomerates		69,269,659

Insurance – 1.0%

Brown & Brown, Inc.	46,582	1,679,747

Erie Indemnity Co. Class A	14,994	2,783,636

Globe Life, Inc.	13,075	1,252,062

Marsh & McLennan Cos., Inc.	118,240	11,829,912

Selective Insurance Group, Inc.	4,238	318,655

Travelers Cos., Inc. (The)	82,309	12,238,525

Total Insurance		30,102,537

Internet & Direct Marketing Retail – 0.1%

Expedia Group, Inc.	19,678	2,644,920

IT Services – 5.3%

Alliance Data Systems Corp.	4,856	622,199

Automatic Data Processing, Inc.	104,658	16,893,894

Booz Allen Hamilton Holding Corp.	28,970	2,057,449

Broadridge Financial Solutions, Inc.	23,164	2,882,297

Cognizant Technology Solutions Corp. Class A	63,900	3,850,934

Global Payments, Inc.	16,070	2,555,130

International Business Machines Corp.	486,215	70,705,385

Jack Henry & Associates, Inc.	11,168	1,630,193

MasterCard, Inc. Class A	53,924	14,644,141

MAXIMUS, Inc.	14,526	1,122,279

Paychex, Inc.	129,368	10,707,789

Sabre Corp.	63,188	1,415,095

Visa, Inc. Class A	133,816	23,017,690

Total IT Services		152,104,475

Leisure Products – 0.3%

Brunswick Corp.	10,654	555,286

Hasbro, Inc.	47,330	5,617,598

Polaris, Inc.	19,389	1,706,426

Total Leisure Products		7,879,310
Investments	Shares	Value

Life Sciences Tools & Services – 0.1%

Bio-Techne Corp.	5,248	1,026,876

Bruker Corp.	11,439	502,515

PerkinElmer, Inc.	5,143	438,030

Total Life Sciences Tools & Services		1,967,421

Machinery – 3.6%

AGCO Corp.	16,069	1,216,423

Allison Transmission Holdings, Inc.	13,276	624,636

Caterpillar, Inc.	189,150	23,891,537

Crane Co.	15,104	1,217,836

Cummins, Inc.	64,611	10,510,271

Deere & Co.	67,493	11,384,719

Donaldson Co., Inc.	25,957	1,351,841

Dover Corp.	46,847	4,664,087

Fortive Corp.	21,010	1,440,446

Graco, Inc.	33,299	1,533,086

IDEX Corp.	14,383	2,357,086

Illinois Tool Works, Inc.	119,629	18,720,742

ITT, Inc.	13,707	838,731

Lincoln Electric Holdings, Inc.	19,126	1,659,372

Nordson Corp.	8,943	1,308,003

Oshkosh Corp.	13,978	1,059,532

Parker-Hannifin Corp.	29,505	5,328,898

Snap-on, Inc.	18,104	2,834,000

Stanley Black & Decker, Inc.	36,937	5,334,072

Toro Co. (The)	21,999	1,612,527

Trinity Industries, Inc.	51,114	1,005,924

Wabtec Corp.(a)	12,913	927,928

Woodward, Inc.	5,504	593,496

Xylem, Inc.	30,636	2,439,238

Total Machinery		103,854,431

Media – 2.0%

Cable One, Inc.	284	356,335

CBS Corp. Class B Non-Voting Shares	51,607	2,083,375

Comcast Corp. Class A	1,123,600	50,651,888

Fox Corp. Class A	32,549	1,026,433

Fox Corp. Class B	25,391	800,832

Interpublic Group of Cos., Inc. (The)	170,401	3,673,845

Nexstar Media Group, Inc. Class A(a)	6,251	639,540

Total Media		59,232,248

Multiline Retail – 1.1%

Dollar General Corp.	37,657	5,985,203

Nordstrom, Inc.(a)	47,460	1,597,978

Target Corp.	236,536	25,288,064

Total Multiline Retail		32,871,245

Oil, Gas & Consumable Fuels – 6.1%

EQT Corp.	24,999	265,989

Exxon Mobil Corp.	1,728,069	122,018,952

Marathon Petroleum Corp.	244,598	14,859,329

PBF Energy, Inc. Class A	41,360	1,124,578

Phillips 66	201,306	20,613,735

Valero Energy Corp.	215,183	18,342,199

Total Oil, Gas & Consumable Fuels		177,224,782

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2019

Investments	Shares	Value

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The) Class A	35,410	$7,044,819

Nu Skin Enterprises, Inc. Class A	13,079	556,250

Total Personal Products		7,601,069

Pharmaceuticals – 2.2%

Bristol-Myers Squibb Co.	588,779	29,856,983

Eli Lilly & Co.	252,501	28,237,187

Zoetis, Inc.	35,558	4,430,171

Total Pharmaceuticals		62,524,341

Professional Services – 0.1%

Insperity, Inc.	2,439	240,534

Robert Half International, Inc.	32,101	1,786,742

Total Professional Services		2,027,276

Real Estate Management & Development – 0.0%

Jones Lang LaSalle, Inc.	5,121	712,126

Road & Rail – 2.0%

CSX Corp.	137,092	9,496,363

JB Hunt Transport Services, Inc.	13,385	1,481,050

Knight-Swift Transportation Holdings, Inc.(a)	7,858	285,246

Landstar System, Inc.	5,536	623,243

Norfolk Southern Corp.	69,989	12,574,224

Old Dominion Freight Line, Inc.	3,889	661,013

Ryder System, Inc.	23,835	1,233,938

Union Pacific Corp.	195,932	31,737,065

Total Road & Rail		58,092,142

Semiconductors & Semiconductor Equipment – 5.8%

Analog Devices, Inc.	86,614	9,677,382

Applied Materials, Inc.	247,286	12,339,571

Cabot Microelectronics Corp.	2,508	354,155

Intel Corp.	1,176,803	60,640,659

KLA Corp.	52,590	8,385,476

Lam Research Corp.	51,601	11,925,507

Maxim Integrated Products, Inc.	93,732	5,428,020

Microchip Technology, Inc.(a)	44,265	4,112,661

MKS Instruments, Inc.	5,363	494,898

Monolithic Power Systems, Inc.	4,796	746,401

NVIDIA Corp.	27,210	4,736,445

Skyworks Solutions, Inc.	39,957	3,166,592

Texas Instruments, Inc.	320,260	41,390,402

Universal Display Corp.	2,473	415,217

Xilinx, Inc.	45,156	4,330,460

Total Semiconductors & Semiconductor Equipment		168,143,846

Software – 5.5%

Citrix Systems, Inc.	15,781	1,523,182

Intuit, Inc.	26,486	7,043,687

Microsoft Corp.	1,067,095	148,358,218

Pegasystems, Inc.	4,050	275,602

Symantec Corp.	72,782	1,719,839

Total Software		158,920,528

Specialty Retail – 4.7%

Aaron’s, Inc.	5,140	330,296
Investments	Shares	Value

Advance Auto Parts, Inc.	2,976	492,230

American Eagle Outfitters, Inc.	44,861	727,646

Best Buy Co., Inc.	104,336	7,198,141

Foot Locker, Inc.	30,217	1,304,166

Gap, Inc. (The)	172,644	2,997,100

Home Depot, Inc. (The)	318,761	73,958,927

Lowe’s Cos., Inc.	198,941	21,875,552

Ross Stores, Inc.	53,872	5,917,839

Tiffany & Co.(a)	33,724	3,123,854

TJX Cos., Inc. (The)	257,985	14,380,084

Tractor Supply Co.	23,883	2,159,979

Williams-Sonoma, Inc.(a)	33,185	2,255,916

Total Specialty Retail		136,721,730

Technology Hardware, Storage & Peripherals – 5.4%

Apple, Inc.	683,739	153,137,024

NetApp, Inc.	60,557	3,179,848

Total Technology Hardware, Storage & Peripherals		156,316,872

Textiles, Apparel & Luxury Goods – 0.8%

Carter’s, Inc.(a)	12,524	1,142,314

Columbia Sportswear Co.	11,152	1,080,517

NIKE, Inc. Class B	185,762	17,446,767

PVH Corp.	4,305	379,830

Tapestry, Inc.	122,568	3,192,897

Total Textiles, Apparel & Luxury Goods		23,242,325

Tobacco – 1.9%

Altria Group, Inc.	1,350,774	55,246,657

Trading Companies & Distributors – 0.4%

Fastenal Co.	212,573	6,944,760

GATX Corp.	5,564	431,377

MSC Industrial Direct Co., Inc. Class A	15,623	1,133,136

W.W. Grainger, Inc.	13,910	4,133,356

Total Trading Companies & Distributors		12,642,629
TOTAL COMMON STOCKS (Cost: $2,418,359,263)		2,888,489,306

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $6,595,506)(c)	6,595,506	6,595,506

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $2,424,954,769)		2,895,084,812

Other Assets less Liabilities – (0.1)%		(3,277,430)

NET ASSETS – 100.0%		$2,891,807,382
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,611,969 and the total market value of the collateral held by the Fund was $20,858,342. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,262,836.

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 3.9%

Curtiss-Wright Corp.	2,613	$338,044

Huntington Ingalls Industries, Inc.	1,048	221,956

Raytheon Co.	1,961	384,728

Spirit AeroSystems Holdings, Inc. Class A	4,810	395,574

Textron, Inc.	7,580	371,117

Total Aerospace & Defense		1,711,419

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.(a)	3,996	338,781

Airlines – 0.9%

Delta Air Lines, Inc.	3,255	187,488

Southwest Airlines Co.	4,016	216,904

Total Airlines		404,392

Auto Components – 2.3%

Gentex Corp.	37,096	1,021,438

Banks – 4.5%

Bank of America Corp.	11,437	333,617

First Citizens BancShares, Inc. Class A	545	256,995

JPMorgan Chase & Co.	2,063	242,795

M&T Bank Corp.	2,002	316,256

PacWest Bancorp	11,154	405,336

Sterling Bancorp	7,581	152,075

Zions Bancorp NA	5,520	245,750

Total Banks		1,952,824

Beverages – 0.7%

PepsiCo, Inc.	2,297	314,919

Biotechnology – 3.3%

AbbVie, Inc.	3,292	249,270

Amgen, Inc.	4,590	888,211

Biogen, Inc.*	410	95,456

Gilead Sciences, Inc.	3,382	214,351

Total Biotechnology		1,447,288

Building Products – 0.8%

A.O. Smith Corp.	2,906	138,645

Masco Corp.	5,154	214,819

Total Building Products		353,464

Capital Markets – 2.4%

FactSet Research Systems, Inc.(a)	493	119,784

LPL Financial Holdings, Inc.	3,349	274,283

S&P Global, Inc.	668	163,647

T. Rowe Price Group, Inc.	4,088	467,054

Total Capital Markets		1,024,768

Chemicals – 3.2%

Celanese Corp.	3,128	382,523

CF Industries Holdings, Inc.	5,757	283,245

Chemours Co. (The)	17,279	258,148

Huntsman Corp.	12,788	297,449

NewMarket Corp.	380	179,394

Total Chemicals		1,400,759

Communications Equipment – 2.8%

Cisco Systems, Inc.	16,078	794,414

F5 Networks, Inc.*	1,114	156,428

Ubiquiti, Inc.(a)	2,216	262,064

Total Communications Equipment		1,212,906

Construction & Engineering – 0.5%

Quanta Services, Inc.	5,979	226,006

Consumer Finance – 4.0%

American Express Co.	2,431	287,539

Discover Financial Services	11,281	914,776

Synchrony Financial	15,465	527,202

Total Consumer Finance		1,729,517

Containers & Packaging – 0.4%

International Paper Co.	3,968	165,942

Diversified Consumer Services – 0.2%

H&R Block, Inc.	4,271	100,881

Diversified Financial Services – 1.2%

Voya Financial, Inc.	9,916	539,827

Electrical Equipment – 0.7%

Emerson Electric Co.	4,775	319,256

Electronic Equipment, Instruments & Components – 1.1%

Avnet, Inc.	7,678	341,556

CDW Corp.	1,155	142,342

Total Electronic Equipment, Instruments & Components		483,898

Equity Real Estate Investment Trusts (REITs) – 5.3%

EPR Properties	5,134	394,599

Healthcare Trust of America, Inc. Class A	14,686	431,475

Host Hotels & Resorts, Inc.	15,448	267,096

Liberty Property Trust	4,709	241,713

Life Storage, Inc.	3,035	319,920

Medical Properties Trust, Inc.	16,504	322,818

SL Green Realty Corp.	4,239	346,538

Total Equity Real Estate Investment Trusts (REITs)		2,324,159

Food & Staples Retailing – 1.6%

Kroger Co. (The)	14,243	367,184

Sysco Corp.	3,884	308,390

Total Food & Staples Retailing		675,574

Food Products – 1.2%

Ingredion, Inc.	5,211	425,947

Kraft Heinz Co. (The)	3,439	96,069

Total Food Products		522,016

Health Care Equipment & Supplies – 1.5%

Baxter International, Inc.	5,094	445,572

Haemonetics Corp.*	1,725	217,592

Total Health Care Equipment & Supplies		663,164

Health Care Providers & Services – 0.8%

HCA Healthcare, Inc.	1,026	123,551

Humana, Inc.	467	119,398

UnitedHealth Group, Inc.	431	93,665

Total Health Care Providers & Services		336,614

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2019

Investments	Shares	Value

Hotels, Restaurants & Leisure – 4.1%

Hyatt Hotels Corp. Class A	11,568	$852,215

McDonald’s Corp.	812	174,344

Starbucks Corp.	4,589	405,759

Yum! Brands, Inc.	3,285	372,618

Total Hotels, Restaurants & Leisure		1,804,936

Household Durables – 2.9%

NVR, Inc.*	119	442,365

PulteGroup, Inc.	7,760	283,628

Toll Brothers, Inc.	13,206	542,106

Total Household Durables		1,268,099

Household Products – 0.5%

Clorox Co. (The)	663	100,690

Colgate-Palmolive Co.	1,442	106,001

Total Household Products		206,691

Independent Power & Renewable Electricity Producers – 2.0%

AES Corp.	13,000	212,420

NRG Energy, Inc.	16,935	670,626

Total Independent Power & Renewable Electricity Producers		883,046

Insurance – 3.7%

Aflac, Inc.	3,484	182,283

Allstate Corp. (The)	1,860	202,145

Fidelity National Financial, Inc.	6,004	266,638

Loews Corp.	5,426	279,330

Old Republic International Corp.	13,001	306,433

Primerica, Inc.	1,295	164,763

Progressive Corp. (The)	2,780	214,755

Total Insurance		1,616,347

Internet & Direct Marketing Retail – 1.3%

eBay, Inc.	14,793	576,631

IT Services – 3.8%

Booz Allen Hamilton Holding Corp.	4,284	304,250

Broadridge Financial Solutions, Inc.	1,040	129,407

Cognizant Technology Solutions Corp. Class A	4,239	255,463

DXC Technology Co.	1,923	56,728

Fiserv, Inc.*	4,045	419,022

FleetCor Technologies, Inc.*	1,022	293,089

Leidos Holdings, Inc.	2,412	207,143

Total IT Services		1,665,102

Life Sciences Tools & Services – 0.5%

Waters Corp.*	1,022	228,141

Machinery – 3.7%

Allison Transmission Holdings, Inc.	7,715	362,991

Caterpillar, Inc.	1,975	249,462

Cummins, Inc.	2,942	478,575

Oshkosh Corp.	3,097	234,753

Parker-Hannifin Corp.	1,019	184,042

Snap-on, Inc.	714	111,769

Total Machinery		1,621,592

Media – 1.5%

CBS Corp. Class B Non-Voting Shares	2,900	117,073

Comcast Corp. Class A	3,747	168,915

Omnicom Group, Inc.	4,596	359,867

Total Media		645,855

Metals & Mining – 2.4%

Nucor Corp.	10,387	528,802

Reliance Steel & Aluminum Co.	3,928	391,465

Steel Dynamics, Inc.	4,034	120,213

Total Metals & Mining		1,040,480

Multiline Retail – 0.3%

Kohl’s Corp.	2,737	135,919

Oil, Gas & Consumable Fuels – 4.2%

Cabot Oil & Gas Corp.	7,881	138,469

Chevron Corp.	2,074	245,977

ConocoPhillips	2,340	133,333

CVR Energy, Inc.	8,941	393,672

Occidental Petroleum Corp.	2,248	99,969

Phillips 66	7,943	813,363

Total Oil, Gas & Consumable Fuels		1,824,783

Pharmaceuticals – 2.9%

Bristol-Myers Squibb Co.	2,686	136,207

Eli Lilly & Co.	1,902	212,701

Johnson & Johnson	1,552	200,798

Merck & Co., Inc.	5,904	496,999

Pfizer, Inc.	5,795	208,214

Total Pharmaceuticals		1,254,919

Professional Services – 0.4%

Robert Half International, Inc.	2,877	160,134

Road & Rail – 1.0%

CSX Corp.	6,053	419,291

Semiconductors & Semiconductor Equipment – 4.3%

Applied Materials, Inc.	12,520	624,748

Intel Corp.	3,894	200,658

Lam Research Corp.	3,154	728,921

Skyworks Solutions, Inc.	4,032	319,536

Total Semiconductors & Semiconductor Equipment		1,873,863

Software – 6.5%

CDK Global, Inc.	17,953	863,360

Citrix Systems, Inc.	7,285	703,148

Fair Isaac Corp.*	989	300,181

Oracle Corp.	17,410	958,072

Total Software		2,824,761

Specialty Retail – 5.6%

AutoZone, Inc.*	577	625,826

Best Buy Co., Inc.	7,543	520,392

CarMax, Inc.*	2,646	232,848

Foot Locker, Inc.	3,671	158,440

Home Depot, Inc. (The)	998	231,556

Lowe’s Cos., Inc.	1,860	204,526

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2019

Investments	Shares	Value

Ross Stores, Inc.	1,733	$190,370

TJX Cos., Inc. (The)	5,418	301,999

Total Specialty Retail		2,465,957

Technology Hardware, Storage & Peripherals – 2.1%

Apple, Inc.	2,076	464,962

HP, Inc.	12,064	228,251

NetApp, Inc.	4,577	240,338

Total Technology Hardware, Storage & Peripherals		933,551

Textiles, Apparel & Luxury Goods – 1.2%

Carter’s, Inc.(a)	1,992	181,690

NIKE, Inc. Class B	1,891	177,603

Ralph Lauren Corp.	1,683	160,676

Total Textiles, Apparel & Luxury Goods		519,969

Thrifts & Mortgage Finance – 0.2%

MGIC Investment Corp.	7,164	90,123

Tobacco – 0.7%

Altria Group, Inc.	2,609	106,708

Philip Morris International, Inc.	2,516	191,040

Total Tobacco		297,748
TOTAL COMMON STOCKS (Cost: $39,599,958)		43,627,750

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $56,390)(c)	56,390	56,390

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $39,656,348)		43,684,140

Other Assets less Liabilities – 0.0%		2,131

NET ASSETS – 100.0%		$43,686,271
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $811,763 and the total market value of the collateral held by the Fund was $815,373. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $758,983.

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.3%

Aerospace & Defense – 0.6%

AAR Corp.	37,302	$1,537,215

Cubic Corp.	21,158	1,490,158

Moog, Inc. Class A	60,860	4,936,963

National Presto Industries, Inc.(a)	10,114	901,056

Park Aerospace Corp.	64,626	1,134,833

Triumph Group, Inc.(a)	105,242	2,407,937

Total Aerospace & Defense		12,408,162

Air Freight & Logistics – 0.2%

Forward Air Corp.	54,081	3,446,041

Airlines – 0.5%

Allegiant Travel Co.(a)	55,288	8,274,402

Hawaiian Holdings, Inc.(a)	117,015	3,072,814

Total Airlines		11,347,216

Auto Components – 1.3%

Cooper Tire & Rubber Co.	96,486	2,520,214

Dana, Inc.	615,540	8,888,398

LCI Industries	140,337	12,889,953

Standard Motor Products, Inc.	54,618	2,651,704

Strattec Security Corp.	9,464	189,091

Total Auto Components		27,139,360

Automobiles – 0.2%

Winnebago Industries, Inc.(a)	94,777	3,634,698

Banks – 7.0%

1st Constitution Bancorp	4,677	87,694

1st Source Corp.	24,438	1,117,550

ACNB Corp.	9,328	319,950

Amalgamated Bank Class A	14,148	226,651

American National Bankshares, Inc.	12,805	454,193

Ameris Bancorp	44,849	1,804,724

Ames National Corp.(a)	22,010	629,706

Arrow Financial Corp.	19,489	650,751

Atlantic Union Bankshares Corp.(a)	103,285	3,846,850

Banc of California, Inc.(a)	88,557	1,252,196

BancFirst Corp.	30,642	1,698,180

Bank First Corp.(a)	4,947	327,392

Bank of Commerce Holdings	9,105	99,153

Bank of Marin Bancorp	12,771	529,869

Bank of Princeton (The)(a)	12,288	357,089

BankFinancial Corp.	19,909	236,917

Bankwell Financial Group, Inc.	11,741	322,877

Banner Corp.	39,628	2,225,905

Bar Harbor Bankshares	22,644	564,515

BCB Bancorp, Inc.	53,995	693,296

Berkshire Hills Bancorp, Inc.	77,939	2,282,833

Boston Private Financial Holdings, Inc.	153,218	1,785,756

Bridge Bancorp, Inc.	27,542	814,141

Brookline Bancorp, Inc.	95,055	1,400,160

Bryn Mawr Bank Corp.	23,275	849,770

Business First Bancshares, Inc.	8,044	196,274

C&F Financial Corp.	3,934	207,164

Cadence BanCorp(a)	181,571	3,184,755

Cambridge Bancorp(a)	1,657	124,292

Camden National Corp.	17,214	745,710

Capital City Bank Group, Inc.(a)	10,508	288,445

Capstar Financial Holdings, Inc.	29,275	485,379

Carolina Financial Corp.	2,982	105,980

CenterState Bank Corp.	73,640	1,766,255

Central Pacific Financial Corp.	36,689	1,041,968

Central Valley Community Bancorp	8,131	165,466

Century Bancorp, Inc. Class A	1,090	95,484

Chemung Financial Corp.	4,769	200,298

Citizens & Northern Corp.	24,837	652,716

City Holding Co.	21,490	1,638,612

Civista Bancshares, Inc.	11,206	243,506

CNB Financial Corp.	18,137	520,532

Codorus Valley Bancorp, Inc.	8,295	192,942

Columbia Banking System, Inc.	83,777	3,091,371

Community Financial Corp. (The)	2,531	84,713

Community Trust Bancorp, Inc.	25,351	1,079,446

ConnectOne Bancorp, Inc.	33,404	741,569

County Bancorp, Inc.	18,908	370,975

DNB Financial Corp.	1,669	74,287

Enterprise Bancorp, Inc.	9,152	274,377

Enterprise Financial Services Corp.	12,451	507,378

Evans Bancorp, Inc.	5,011	187,411

Farmers National Banc Corp.	10,339	149,709

FB Financial Corp.(a)	10,498	394,200

Financial Institutions, Inc.	21,735	655,962

First Bancorp	13,115	470,828

First Bancorp, Inc.	17,191	472,581

First Bancshares, Inc. (The)	2,530	81,719

First Bank(a)	4,692	50,814

First Busey Corp.	60,290	1,524,131

First Business Financial Services, Inc.	10,971	264,182

First Choice Bancorp(a)	21,594	460,384

First Commonwealth Financial Corp.(a)	117,656	1,562,472

First Community Bankshares, Inc.	21,684	701,911

First Community Corp.	4,950	96,426

First Financial Bancorp(a)	131,395	3,215,893

First Financial Corp.	14,340	623,360

First Financial Northwest, Inc.	10,336	152,766

First Guaranty Bancshares, Inc.	8,538	189,031

First Internet Bancorp	21,880	468,451

First Interstate BancSystem, Inc. Class A	46,641	1,876,834

First Merchants Corp.	59,786	2,250,046

First Mid Bancshares, Inc.	10,900	377,358

First Midwest Bancorp, Inc.	106,376	2,072,204

First Northwest Bancorp	24,016	415,957

First of Long Island Corp. (The)	47,380	1,077,895

Flushing Financial Corp.	54,016	1,091,393

German American Bancorp, Inc.	18,257	585,137

Great Southern Bancorp, Inc.	13,398	763,016

Great Western Bancorp, Inc.	71,873	2,371,809

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Guaranty Bancshares, Inc.	9,130	$279,287

Hanmi Financial Corp.	74,862	1,405,908

Hawthorn Bancshares, Inc.(a)	4,255	101,397

Heartland Financial USA, Inc.	16,346	731,320

Heritage Commerce Corp.(a)	51,686	607,569

Heritage Financial Corp.	33,745	909,765

Hilltop Holdings, Inc.	70,385	1,681,498

Hope Bancorp, Inc.(a)	263,809	3,783,021

Horizon Bancorp, Inc.	38,592	669,957

Independent Bank Corp.	64,632	3,216,836

Independent Bank Group, Inc.	31,416	1,652,796

International Bancshares Corp.	65,761	2,539,690

Lakeland Bancorp, Inc.	66,411	1,024,722

Lakeland Financial Corp.(a)	27,141	1,193,661

LCNB Corp.	45,440	806,106

LegacyTexas Financial Group, Inc.	50,911	2,216,156

Level One Bancorp, Inc.	9,373	226,077

Live Oak Bancshares, Inc.	22,646	409,893

Macatawa Bank Corp.	33,634	349,457

Mercantile Bank Corp.	19,905	652,884

Mid Penn Bancorp, Inc.	12,305	315,377

Middlefield Banc Corp.	3,616	169,410

Midland States Bancorp, Inc.	49,009	1,276,684

MidWestOne Financial Group, Inc.	31,192	951,980

MutualFirst Financial, Inc.	7,100	223,792

National Bank Holdings Corp. Class A	26,171	894,786

National Bankshares, Inc.	1,818	72,811

NBT Bancorp, Inc.	52,290	1,913,291

Northrim BanCorp, Inc.	9,145	362,782

Norwood Financial Corp.	8,420	266,156

Old Line Bancshares, Inc.	8,619	250,037

Old National Bancorp(a)	202,354	3,481,501

Old Point Financial Corp.	3,694	87,806

Old Second Bancorp, Inc.	6,044	73,858

Opus Bank	45,688	994,628

Origin Bancorp, Inc.(a)	5,665	191,137

Orrstown Financial Services, Inc.	21,242	465,200

Park National Corp.(a)	29,113	2,760,204

Parke Bancorp, Inc.	9,482	210,690

Peapack Gladstone Financial Corp.(a)	5,253	147,242

Penns Woods Bancorp, Inc.	10,000	462,500

People’s Utah Bancorp	4,161	117,715

Peoples Bancorp of North Carolina, Inc.	4,003	118,929

Peoples Bancorp, Inc.	26,309	836,889

Peoples Financial Services Corp.	9,938	450,092

Plumas Bancorp(a)	2,964	59,873

Preferred Bank	15,080	789,890

Premier Financial Bancorp, Inc.	19,569	336,000

QCR Holdings, Inc.	3,523	133,804

RBB Bancorp	12,252	241,242

Reliant Bancorp, Inc.	4,299	103,090

Renasant Corp.	64,274	2,250,233

Republic Bancorp, Inc. Class A	21,182	920,358

S&T Bancorp, Inc.(a)	38,812	1,417,802

Sandy Spring Bancorp, Inc.	50,221	1,692,950

SB One Bancorp	2,570	57,979

ServisFirst Bancshares, Inc.	28,511	945,140

Shore Bancshares, Inc.	7,974	122,879

Sierra Bancorp	17,728	470,856

Simmons First National Corp. Class A(a)	92,503	2,303,325

South State Corp.(a)	38,664	2,911,399

Southern National Bancorp of Virginia, Inc.(a)	25,876	398,232

Southside Bancshares, Inc.(a)	54,234	1,849,922

Stock Yards Bancorp, Inc.	34,006	1,247,680

Summit Financial Group, Inc.	10,090	258,304

Tompkins Financial Corp.(a)	18,406	1,493,279

Towne Bank	73,398	2,040,831

TriCo Bancshares	25,920	940,896

Trustmark Corp.(a)	89,060	3,037,837

Two River Bancorp	4,101	85,137

Union Bankshares, Inc.(a)	5,730	180,839

United Community Banks, Inc.(a)	95,547	2,708,757

Unity Bancorp, Inc.	6,160	136,444

Univest Financial Corp.	39,396	1,004,992

Washington Trust Bancorp, Inc.	26,206	1,266,012

WesBanco, Inc.(a)	69,014	2,579,053

West Bancorporation, Inc.	43,872	953,777

Westamerica Bancorporation(a)	30,758	1,912,532

Total Banks		145,666,733

Beverages – 0.1%

Coca-Cola Consolidated, Inc.	5,592	1,699,241

MGP Ingredients, Inc.(a)	13,550	673,164

Total Beverages		2,372,405

Building Products – 1.4%

AAON, Inc.(a)	67,276	3,090,660

Advanced Drainage Systems, Inc.	106,442	3,434,883

Apogee Enterprises, Inc.	79,733	3,108,790

Griffon Corp.(a)	191,255	4,010,617

Insteel Industries, Inc.	15,083	309,654

Quanex Building Products Corp.	120,351	2,175,946

Simpson Manufacturing Co., Inc.	110,213	7,645,476

Universal Forest Products, Inc.	122,240	4,874,931

Total Building Products		28,650,957

Capital Markets – 2.3%

Ares Management Corp. Class A	219,117	5,874,527

Artisan Partners Asset Management, Inc. Class A	234,672	6,627,137

Associated Capital Group, Inc. Class A(a)	907	32,280

B. Riley Financial, Inc.	25,001	590,524

Cohen & Steers, Inc.(a)	71,040	3,902,227

Diamond Hill Investment Group, Inc.	6,166	851,710

Federated Investors, Inc. Class B	182,497	5,914,728

GAIN Capital Holdings, Inc.(a)	73,591	388,560

GAMCO Investors, Inc. Class A(a)	5,224	102,129

Greenhill & Co., Inc.(a)	16,556	217,215

Hamilton Lane, Inc. Class A	26,393	1,503,345

Houlihan Lokey, Inc.	39,964	1,802,376

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Ladenburg Thalmann Financial Services, Inc.	120,453	$285,474

Legg Mason, Inc.	192,535	7,352,912

Moelis & Co. Class A	94,793	3,113,950

Oppenheimer Holdings, Inc. Class A	12,464	374,668

Piper Jaffray Cos.	13,758	1,038,454

PJT Partners, Inc. Class A	4,316	175,661

Pzena Investment Management, Inc. Class A	11,536	102,901

Silvercrest Asset Management Group, Inc. Class A	15,577	191,597

Virtu Financial, Inc. Class A(a)	161,754	2,646,295

Virtus Investment Partners, Inc.(a)	8,989	993,914

Waddell & Reed Financial, Inc. Class A	167,578	2,878,990

Westwood Holdings Group, Inc.	29,266	809,790

Total Capital Markets		47,771,364

Chemicals – 4.1%

Advanced Emissions Solutions, Inc.(a)	276,645	4,105,412

American Vanguard Corp.	19,026	298,708

Balchem Corp.	24,865	2,466,359

Cabot Corp.(a)	262,400	11,891,968

Chase Corp.	11,049	1,208,650

FutureFuel Corp.	98,486	1,175,923

H.B. Fuller Co.(a)	112,136	5,221,052

Hawkins, Inc.	33,952	1,442,960

Innophos Holdings, Inc.	224,588	7,290,127

Innospec, Inc.	48,268	4,302,610

Kronos Worldwide, Inc.(a)	1,031,776	12,763,069

Minerals Technologies, Inc.(a)	20,709	1,099,441

PolyOne Corp.	314,765	10,277,077

Quaker Chemical Corp.	17,669	2,794,176

Sensient Technologies Corp.(a)	152,973	10,501,596

Stepan Co.	42,321	4,107,676

Tredegar Corp.	131,855	2,573,810

Valhi, Inc.	999,030	1,898,157

Total Chemicals		85,418,771

Commercial Services & Supplies – 6.6%

ABM Industries, Inc.	258,421	9,385,851

ACCO Brands Corp.	528,689	5,218,160

Brady Corp. Class A	146,520	7,772,886

Covanta Holding Corp.	1,223,722	21,158,153

Deluxe Corp.(a)	195,438	9,607,732

Ennis, Inc.	189,161	3,822,944

Herman Miller, Inc.	219,346	10,109,657

HNI Corp.	211,222	7,498,381

Interface, Inc.	154,039	2,224,323

Kimball International, Inc. Class B	112,746	2,175,998

Knoll, Inc.	244,374	6,194,881

Matthews International Corp. Class A(a)	90,969	3,219,393

McGrath RentCorp	91,779	6,386,901

Mobile Mini, Inc.	200,595	7,393,932

Pitney Bowes, Inc.(a)	3,057,459	13,972,588

Quad/Graphics, Inc.(a)	506,831	5,326,794

RR Donnelley & Sons Co.(a)	250,557	944,600

Steelcase, Inc. Class A	474,350	8,728,040

U.S. Ecology, Inc.(a)	40,994	2,621,156

UniFirst Corp.	7,097	1,384,767

Viad Corp.	24,009	1,612,204

VSE Corp.	18,425	628,108

Total Commercial Services & Supplies		137,387,449

Communications Equipment – 0.7%

ADTRAN, Inc.	226,601	2,570,788

Comtech Telecommunications Corp.	58,855	1,912,788

InterDigital, Inc.	98,611	5,174,119

Plantronics, Inc.(a)	94,847	3,539,690

TESSCO Technologies, Inc.	80,388	1,155,176

Total Communications Equipment		14,352,561

Construction & Engineering – 0.7%

Argan, Inc.(a)	56,084	2,203,540

Comfort Systems USA, Inc.	42,939	1,899,192

Granite Construction, Inc.	86,797	2,788,788

Primoris Services Corp.	75,147	1,473,633

Valmont Industries, Inc.	41,593	5,758,135

Total Construction & Engineering		14,123,288

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	6,508	497,862

Consumer Finance – 0.5%

Navient Corp.	717,259	9,180,915

Nelnet, Inc. Class A(a)	18,003	1,144,991

Total Consumer Finance		10,325,906

Containers & Packaging – 1.1%

Greif, Inc. Class A	149,690	5,671,754

Greif, Inc. Class B	76,842	3,500,922

Myers Industries, Inc.	175,839	3,103,558

Owens-Illinois, Inc.(a)	264,100	2,712,307

Silgan Holdings, Inc.	256,938	7,717,133

Total Containers & Packaging		22,705,674

Distributors – 0.2%

Core-Mark Holding Co., Inc.	117,141	3,761,983

Weyco Group, Inc.	42,609	963,390

Total Distributors		4,725,373

Diversified Consumer Services – 0.6%

Carriage Services, Inc.	51,272	1,048,000

Collectors Universe, Inc.	81,808	2,329,892

Graham Holdings Co. Class B	5,051	3,351,086

Strategic Education, Inc.	48,978	6,655,130

Total Diversified Consumer Services		13,384,108

Diversified Financial Services – 0.0%

Marlin Business Services Corp.	15,779	397,473

Diversified Telecommunication Services – 1.0%

ATN International, Inc.	19,847	1,158,469

Cogent Communications Holdings, Inc.(a)	324,338	17,871,024

IDT Corp. Class B*	161,592	1,701,564

Total Diversified Telecommunication Services		20,731,057

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Electric Utilities – 1.5%

El Paso Electric Co.	156,504	$10,498,288

Genie Energy Ltd. Class B(a)	190,264	1,419,370

MGE Energy, Inc.	102,760	8,207,441

Otter Tail Corp.	161,145	8,661,544

Spark Energy, Inc. Class A(a)	151,847	1,601,986

Total Electric Utilities		30,388,629

Electrical Equipment – 0.3%

Allied Motion Technologies, Inc.	4,789	169,100

AZZ, Inc.	59,279	2,582,193

Encore Wire Corp.	5,667	318,939

LSI Industries, Inc.	224,748	1,173,184

Powell Industries, Inc.	65,959	2,582,295

Preformed Line Products Co.	9,250	504,957

Total Electrical Equipment		7,330,668

Electronic Equipment, Instruments & Components – 1.9%

AVX Corp.(a)	725,150	11,022,280

Badger Meter, Inc.(a)	49,819	2,675,280

Bel Fuse, Inc. Class B	17,818	267,805

Belden, Inc.(a)	28,642	1,527,764

Benchmark Electronics, Inc.	176,459	5,127,899

CTS Corp.	28,876	934,427

Daktronics, Inc.	215,989	1,595,079

KEMET Corp.(a)	92,588	1,683,250

Methode Electronics, Inc.	105,376	3,544,849

MTS Systems Corp.	69,314	3,829,598

PC Connection, Inc.	43,300	1,684,370

Vishay Intertechnology, Inc.	349,901	5,923,824

Total Electronic Equipment, Instruments & Components		39,816,425

Energy Equipment & Services – 0.8%

Archrock, Inc.	1,151,636	11,481,811

DMC Global, Inc.	9,103	400,350

Liberty Oilfield Services, Inc. Class A(a)	133,133	1,441,830

U.S. Silica Holdings, Inc.(a)	261,337	2,498,382

Total Energy Equipment & Services		15,822,373

Entertainment – 0.3%

AMC Entertainment Holdings, Inc. Class A(a)	408,896	4,375,187

Marcus Corp. (The)	50,231	1,859,049

Total Entertainment		6,234,236

Equity Real Estate Investment Trusts (REITs) – 13.1%

Acadia Realty Trust	137,439	3,928,007

Agree Realty Corp.(a)	52,824	3,864,076

Alexander’s, Inc.	12,193	4,248,163

American Assets Trust, Inc.	54,876	2,564,904

American Finance Trust, Inc.(a)	276,699	3,862,718

Armada Hoffler Properties, Inc.	104,008	1,881,505

Ashford Hospitality Trust, Inc.	512,553	1,696,550

Bluerock Residential Growth REIT, Inc.	94,095	1,107,498

Braemar Hotels & Resorts, Inc.	86,984	816,780

Brandywine Realty Trust	391,689	5,934,088

Brookfield Property REIT, Inc. Class A(a)	400,676	8,169,784

BRT Apartments Corp.	49,651	723,912

CareTrust REIT, Inc.	138,166	3,247,592

CatchMark Timber Trust, Inc. Class A(a)	192,349	2,052,364

Cedar Realty Trust, Inc.	133,205	399,615

Chatham Lodging Trust	126,150	2,289,623

CIM Commercial Trust Corp.(a)	9,114	141,267

Clipper Realty, Inc.(a)	32,807	334,303

Columbia Property Trust, Inc.	184,420	3,900,483

Community Healthcare Trust, Inc.(a)	49,233	2,193,330

Condor Hospitality Trust, Inc.	45,357	501,195

CoreCivic, Inc.	395,819	6,839,752

CorEnergy Infrastructure Trust, Inc.(a)	49,120	2,319,446

CorePoint Lodging, Inc.	176,519	1,784,607

Corporate Office Properties Trust	224,922	6,698,177

DiamondRock Hospitality Co.	448,507	4,597,197

Easterly Government Properties, Inc.(a)	143,325	3,052,823

Empire State Realty Trust, Inc. Class A(a)	189,650	2,706,306

Essential Properties Realty Trust, Inc.	117,247	2,686,129

Farmland Partners, Inc.	10,295	68,771

Four Corners Property Trust, Inc.	119,352	3,375,275

Franklin Street Properties Corp.(a)	200,210	1,693,777

GEO Group, Inc. (The)	421,637	7,311,186

Getty Realty Corp.	87,868	2,817,048

Gladstone Commercial Corp.	102,948	2,419,278

Gladstone Land Corp.(a)	27,024	321,450

Global Medical REIT, Inc.(a)	98,903	1,127,494

Global Net Lease, Inc.	338,729	6,605,215

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	133,008	3,877,183

Hersha Hospitality Trust	95,412	1,419,731

Independence Realty Trust, Inc.	283,866	4,062,122

Industrial Logistics Properties Trust(a)	392,237	8,335,036

Innovative Industrial Properties, Inc.	10,839	1,001,198

Investors Real Estate Trust	30,499	2,277,360

iStar, Inc.(a)	112,636	1,469,900

Jernigan Capital, Inc.	52,589	1,012,338

Kite Realty Group Trust(a)	259,615	4,192,782

Lexington Realty Trust	803,522	8,236,100

LTC Properties, Inc.	84,276	4,316,617

Mack-Cali Realty Corp.	140,296	3,038,811

Monmouth Real Estate Investment Corp.	180,573	2,602,057

National Storage Affiliates Trust	101,641	3,391,760

New Senior Investment Group, Inc.(a)	371,793	2,483,577

NexPoint Residential Trust, Inc.	38,100	1,781,556

Office Properties Income Trust(a)	253,218	7,758,600

One Liberty Properties, Inc.	66,381	1,827,469

Outfront Media, Inc.(a)	429,481	11,930,982

Pebblebrook Hotel Trust	132,352	3,682,033

Pennsylvania Real Estate Investment Trust(a)	315,305	1,803,545

Piedmont Office Realty Trust, Inc. Class A	249,531	5,210,207

PotlatchDeltic Corp.(a)	126,602	5,201,443

Preferred Apartment Communities, Inc. Class A(a)	126,872	1,833,300

QTS Realty Trust, Inc. Class A(a)	87,002	4,472,773

Retail Opportunity Investments Corp.(a)	200,553	3,656,081

Retail Properties of America, Inc. Class A	465,303	5,732,533

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

RPT Realty	204,144	$2,766,151

Safehold, Inc.	32,892	1,003,206

Saul Centers, Inc.	38,798	2,114,879

SITE Centers Corp.(a)	481,116	7,269,663

STAG Industrial, Inc.	246,990	7,281,265

Summit Hotel Properties, Inc.(a)	311,042	3,608,087

Tanger Factory Outlet Centers, Inc.(a)	229,694	3,555,663

Terreno Realty Corp.	65,409	3,341,746

UMH Properties, Inc.	91,462	1,287,785

Universal Health Realty Income Trust(a)	24,937	2,563,524

Urban Edge Properties	222,377	4,400,841

Urstadt Biddle Properties, Inc. Class A	75,817	1,796,863

Washington Prime Group, Inc.(a)	927,903	3,841,518

Washington Real Estate Investment Trust(a)	153,005	4,186,217

Whitestone REIT	144,267	1,985,114

Xenia Hotels & Resorts, Inc.	262,334	5,540,494

Total Equity Real Estate Investment Trusts (REITs)		273,431,798

Food & Staples Retailing – 0.7%

Andersons, Inc. (The)	82,551	1,851,619

Ingles Markets, Inc. Class A(a)	44,356	1,723,674

PriceSmart, Inc.(a)	50,128	3,564,101

SpartanNash Co.	207,697	2,457,056

Village Super Market, Inc. Class A	57,790	1,528,545

Weis Markets, Inc.(a)	104,520	3,986,393

Total Food & Staples Retailing		15,111,388

Food Products – 1.5%

Alico, Inc.	11,268	383,337

B&G Foods, Inc.(a)	585,785	11,077,194

Calavo Growers, Inc.(a)	30,526	2,905,465

J&J Snack Foods Corp.(a)	31,733	6,092,736

John B. Sanfilippo & Son, Inc.	11,786	1,138,528

Limoneira Co.	30,599	561,798

Sanderson Farms, Inc.	42,926	6,495,992

Tootsie Roll Industries, Inc.	59,838	2,222,383

Total Food Products		30,877,433

Gas Utilities – 1.3%

Chesapeake Utilities Corp.	40,947	3,903,068

Northwest Natural Holding Co.(a)	117,565	8,387,087

RGC Resources, Inc.	13,771	402,664

South Jersey Industries, Inc.(a)	468,244	15,409,910

Total Gas Utilities		28,102,729

Health Care Equipment & Supplies – 0.5%

Atrion Corp.(a)	2,434	1,896,500

CONMED Corp.(a)	55,930	5,377,669

Invacare Corp.	48,793	365,947

LeMaitre Vascular, Inc.(a)	24,705	844,417

Mesa Laboratories, Inc.(a)	3,222	766,095

Utah Medical Products, Inc.	6,203	594,496

Total Health Care Equipment & Supplies		9,845,124

Health Care Providers & Services – 1.3%

Ensign Group, Inc. (The)	36,678	1,739,637

National HealthCare Corp.	53,614	4,388,306

National Research Corp.	69,097	3,990,352

Owens & Minor, Inc.(a)	412,244	2,395,138

Patterson Cos., Inc.	655,585	11,682,525

U.S. Physical Therapy, Inc.(a)	18,230	2,379,926

Total Health Care Providers & Services		26,575,884

Health Care Technology – 0.1%

Computer Programs & Systems, Inc.	32,716	739,709

Simulations Plus, Inc.	27,214	944,326

Total Health Care Technology		1,684,035

Hotels, Restaurants & Leisure – 2.9%

BBX Capital Corp.	54,928	256,514

BJ’s Restaurants, Inc.(a)	30,841	1,197,864

Bloomin’ Brands, Inc.(a)	261,045	4,941,582

Bluegreen Vacations Corp.(a)	468,413	4,365,609

Boyd Gaming Corp.(a)	164,010	3,928,039

Brinker International, Inc.(a)	176,254	7,520,758

Cheesecake Factory, Inc. (The)(a)	193,787	8,077,042

Dave & Buster’s Entertainment, Inc.	73,473	2,861,773

Dine Brands Global, Inc.(a)	78,845	5,981,182

International Speedway Corp. Class A	39,480	1,776,995

Jack in the Box, Inc.(a)	74,313	6,771,401

Nathan’s Famous, Inc.	6,387	458,906

Papa John’s International, Inc.(a)	91,409	4,785,261

RCI Hospitality Holdings, Inc.	8,854	183,101

Red Rock Resorts, Inc. Class A(a)	179,225	3,639,164

Ruth’s Hospitality Group, Inc.(a)	84,547	1,726,027

Wingstop, Inc.(a)	25,147	2,194,830

Total Hotels, Restaurants & Leisure		60,666,048

Household Durables – 1.8%

Bassett Furniture Industries, Inc.	48,863	747,604

Ethan Allen Interiors, Inc.	161,416	3,083,046

Flexsteel Industries, Inc.	52,942	784,600

Hamilton Beach Brands Holding Co. Class A(a)	18,438	298,142

Hooker Furniture Corp.	35,008	750,572

KB Home	68,551	2,330,734

La-Z-Boy, Inc.	137,897	4,631,960

Lifetime Brands, Inc.	26,499	234,516

MDC Holdings, Inc.(a)	388,316	16,736,420

Tupperware Brands Corp.(a)	535,067	8,491,513

Total Household Durables		38,089,107

Household Products – 1.4%

Energizer Holdings, Inc.(a)	205,770	8,967,456

Oil-Dri Corp. of America	27,760	945,506

Spectrum Brands Holdings, Inc.(a)	290,944	15,338,568

WD-40 Co.(a)	25,538	4,687,244

Total Household Products		29,938,774

Independent Power & Renewable Electricity Producers – 4.4%

Clearway Energy, Inc. Class A	382,595	6,634,197

Clearway Energy, Inc. Class C(a)	766,420	13,987,165

Ormat Technologies, Inc.(a)	54,027	4,013,666

Pattern Energy Group, Inc. Class A(a)	1,161,181	31,270,604

TerraForm Power, Inc. Class A(a)	2,020,098	36,816,286

Total Independent Power & Renewable Electricity Producers		92,721,918

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	77,199	$2,583,079

Insurance – 0.9%

AMERISAFE, Inc.(a)	11,098	733,689

Crawford & Co. Class A(a)	46,562	506,595

Crawford & Co. Class B	21,150	213,404

Donegal Group, Inc. Class A	37,040	543,006

Employers Holdings, Inc.	21,228	925,116

FBL Financial Group, Inc. Class A	26,212	1,559,876

FedNat Holding Co.	6,055	84,710

HCI Group, Inc.(a)	15,530	652,881

Heritage Insurance Holdings, Inc.(a)	22,973	343,446

Horace Mann Educators Corp.	52,093	2,413,469

Independence Holding Co.	3,278	126,498

Investors Title Co.	884	141,528

Kingstone Cos., Inc.	8,756	74,601

Kinsale Capital Group, Inc.(a)	7,156	739,286

National Western Life Group, Inc. Class A	314	84,268

ProAssurance Corp.	71,102	2,863,278

Protective Insurance Corp. Class B	17,595	307,033

Safety Insurance Group, Inc.	26,999	2,735,809

State Auto Financial Corp.	31,111	1,007,685

Stewart Information Services Corp.	28,480	1,104,739

Tiptree, Inc.	27,979	203,687

United Fire Group, Inc.	23,507	1,104,359

United Insurance Holdings Corp.	11,654	163,040

Universal Insurance Holdings, Inc.	28,364	850,636

Total Insurance		19,482,639

Internet & Direct Marketing Retail – 0.1%

PetMed Express, Inc.(a)	143,317	2,582,572

IT Services – 2.4%

Cass Information Systems, Inc.	32,151	1,735,832

CSG Systems International, Inc.(a)	121,705	6,289,714

Hackett Group, Inc. (The)	81,244	1,337,276

KBR, Inc.	408,637	10,027,952

ManTech International Corp. Class A	69,669	4,975,063

NIC, Inc.	249,841	5,159,217

Presidio, Inc.(a)	138,727	2,344,486

Science Applications International Corp.	111,636	9,751,405

Switch, Inc. Class A(a)	66,380	1,036,856

TTEC Holdings, Inc.	139,627	6,685,341

Total IT Services		49,343,142

Leisure Products – 0.6%

Acushnet Holdings Corp.(a)	255,409	6,742,798

Callaway Golf Co.(a)	33,736	654,816

Clarus Corp.(a)	38,471	451,072

Escalade, Inc.(a)	62,411	679,656

Johnson Outdoors, Inc. Class A	11,551	676,426

Marine Products Corp.	108,549	1,537,054

Sturm Ruger & Co., Inc.(a)	38,749	1,618,158

Total Leisure Products		12,359,980

Life Sciences Tools & Services – 0.1%

Luminex Corp.	59,937	1,237,699

Machinery – 4.4%

Actuant Corp. Class A	15,863	348,034

Alamo Group, Inc.	9,607	1,130,936

Albany International Corp. Class A	47,813	4,310,820

Altra Industrial Motion Corp.	242,155	6,706,483

Astec Industries, Inc.	48,877	1,520,075

Briggs & Stratton Corp.	263,203	1,595,010

Columbus McKinnon Corp.	21,776	793,300

Douglas Dynamics, Inc.	96,781	4,313,529

Eastern Co. (The)	16,904	419,557

EnPro Industries, Inc.	46,015	3,158,930

ESCO Technologies, Inc.	23,037	1,832,824

Federal Signal Corp.	135,163	4,425,237

Franklin Electric Co., Inc.	78,928	3,773,548

Gorman-Rupp Co. (The)	61,197	2,129,044

Graham Corp.	30,580	607,319

Greenbrier Cos., Inc. (The)(a)	110,997	3,343,230

Helios Technologies, Inc.	43,469	1,763,537

Hillenbrand, Inc.(a)	188,066	5,807,478

Hurco Cos., Inc.	10,224	328,906

Hyster-Yale Materials Handling, Inc.	35,275	1,930,601

John Bean Technologies Corp.	25,811	2,566,388

Kadant, Inc.	15,457	1,356,970

Lindsay Corp.(a)	21,612	2,006,674

Miller Industries, Inc.	42,158	1,403,861

Mueller Industries, Inc.	139,409	3,998,250

Mueller Water Products, Inc. Class A	458,527	5,153,844

NN, Inc.(a)	294,387	2,098,979

Omega Flex, Inc.(a)	24,794	2,535,187

Park-Ohio Holdings Corp.	24,669	736,616

REV Group, Inc.(a)	219,135	2,504,713

Spartan Motors, Inc.	83,109	1,140,255

Standex International Corp.	19,536	1,424,956

Tennant Co.(a)	42,182	2,982,267

Terex Corp.(a)	150,671	3,912,926

Titan International, Inc.	60,250	162,675

Wabash National Corp.	195,697	2,839,563

Watts Water Technologies, Inc. Class A	47,184	4,422,556

Total Machinery		91,485,078

Marine – 0.3%

Matson, Inc.(a)	149,781	5,618,285

Media – 4.0%

Emerald Expositions Events, Inc.	260,302	2,532,739

Entercom Communications Corp. Class A(a)	1,120,286	3,741,755

Entravision Communications Corp. Class A	697,684	2,218,635

EW Scripps Co. (The) Class A(a)	118,959	1,579,776

Gannett Co., Inc.(a)	1,064,132	11,428,778

John Wiley & Sons, Inc. Class A	186,916	8,213,089

Meredith Corp.(a)	237,935	8,722,697

National CineMedia, Inc.(a)	1,079,973	8,855,779

New Media Investment Group, Inc.(a)	1,087,083	9,577,201

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Saga Communications, Inc. Class A	22,252	$661,997

Scholastic Corp.	65,233	2,463,198

Sinclair Broadcast Group, Inc. Class A	294,707	12,595,777

TEGNA, Inc.(a)	703,748	10,929,206

Total Media		83,520,627

Metals & Mining – 2.6%

Carpenter Technology Corp.	147,648	7,627,496

Commercial Metals Co.	475,943	8,271,889

Compass Minerals International, Inc.(a)	309,381	17,476,933

Gold Resource Corp.(a)	56,739	173,054

Haynes International, Inc.	54,805	1,964,211

Hecla Mining Co.(a)	411,305	723,897

Kaiser Aluminum Corp.	58,668	5,806,372

Materion Corp.	26,688	1,637,576

Olympic Steel, Inc.	7,845	112,968

Schnitzer Steel Industries, Inc. Class A(a)	117,819	2,434,140

Synalloy Corp.	17,343	276,621

Worthington Industries, Inc.	212,803	7,671,548

Total Metals & Mining		54,176,705

Mortgage Real Estate Investment Trusts (REITs) – 0.1%

Arlington Asset Investment Corp. Class A(a)	219,630	1,205,769

Multi-Utilities – 0.2%

Unitil Corp.	61,473	3,899,847

Multiline Retail – 0.4%

Big Lots, Inc.(a)	244,314	5,985,693

Dillard’s, Inc. Class A(a)	21,841	1,443,908

Total Multiline Retail		7,429,601

Oil, Gas & Consumable Fuels – 1.9%

Adams Resources & Energy, Inc.	14,980	464,380

Arch Coal, Inc. Class A(a)	51,718	3,837,476

Berry Petroleum Corp.(a)	542,106	5,074,112

Evolution Petroleum Corp.	263,342	1,537,917

Hallador Energy Co.	133,246	482,350

NACCO Industries, Inc. Class A	13,515	863,744

Panhandle Oil and Gas, Inc. Class A	20,998	293,552

SemGroup Corp. Class A	1,342,105	21,929,996

SM Energy Co.	102,146	989,795

World Fuel Services Corp.	105,040	4,195,297

Total Oil, Gas & Consumable Fuels		39,668,619

Paper & Forest Products – 1.8%

Boise Cascade Co.	86,540	2,820,339

Domtar Corp.	410,443	14,697,964

Neenah, Inc.	67,539	4,398,140

PH Glatfelter Co.	300,355	4,622,463

Schweitzer-Mauduit International, Inc.	291,546	10,915,482

Total Paper & Forest Products		37,454,388

Personal Products – 0.4%

Inter Parfums, Inc.	89,049	6,230,758

Medifast, Inc.(a)	25,920	2,686,090

Natural Health Trends Corp.(a)	53,124	376,118

Total Personal Products		9,292,966

Pharmaceuticals – 0.0%

Phibro Animal Health Corp. Class A	40,963	873,741

Professional Services – 1.2%

Barrett Business Services, Inc.	17,356	1,541,560

BG Staffing, Inc.(a)	81,213	1,551,980

CRA International, Inc.	21,663	909,196

Exponent, Inc.	88,191	6,164,551

Heidrick & Struggles International, Inc.	45,016	1,228,937

ICF International, Inc.	22,245	1,879,035

Kelly Services, Inc. Class A	73,024	1,768,641

Kforce, Inc.	91,031	3,444,158

Korn Ferry	77,070	2,977,985

Navigant Consulting, Inc.	51,600	1,442,220

Resources Connection, Inc.(a)	159,429	2,708,699

Total Professional Services		25,616,962

Real Estate Management & Development – 0.5%

Consolidated-Tomoka Land Co.(a)	532	34,899

Griffin Industrial Realty, Inc.	3,136	119,011

Kennedy-Wilson Holdings, Inc.	252,898	5,543,524

Newmark Group, Inc. Class A	241,100	2,184,366

RE/MAX Holdings, Inc. Class A(a)	25,956	834,745

Realogy Holdings Corp.(a)	118,858	793,972

RMR Group, Inc. (The) Class A(a)	14,552	661,825

Total Real Estate Management & Development		10,172,342

Road & Rail – 0.6%

ArcBest Corp.(a)	37,356	1,137,490

Heartland Express, Inc.	50,103	1,077,716

Marten Transport Ltd.	45,567	946,882

Schneider National, Inc. Class B(a)	171,711	3,729,563

Universal Logistics Holdings, Inc.	88,941	2,070,547

Werner Enterprises, Inc.	123,668	4,365,480

Total Road & Rail		13,327,678

Semiconductors & Semiconductor Equipment – 0.9%

Brooks Automation, Inc.	157,940	5,848,518

Cohu, Inc.(a)	84,703	1,143,914

NVE Corp.	29,131	1,932,842

Power Integrations, Inc.	44,455	4,020,065

Xperi Corp.	323,032	6,680,302

Total Semiconductors & Semiconductor Equipment		19,625,641

Software – 1.1%

American Software, Inc. Class A	182,540	2,741,751

Ebix, Inc.(a)	31,462	1,324,550

Monotype Imaging Holdings, Inc.	165,065	3,269,938

Progress Software Corp.	115,509	4,396,272

QAD, Inc. Class A	20,816	961,283

TiVo Corp.	1,326,768	10,103,338

Total Software		22,797,132

Specialty Retail – 4.8%

Abercrombie & Fitch Co. Class A(a)	407,963	6,364,223

Bed Bath & Beyond, Inc.(a)	1,096,480	11,666,547

Buckle, Inc. (The)	375,759	7,740,635

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

Caleres, Inc.(a)	62,702	$1,467,854

Camping World Holdings, Inc. Class A(a)	130,859	1,164,645

Cato Corp. (The) Class A	307,985	5,423,616

Chico’s FAS, Inc.(a)	1,072,554	4,322,393

Children’s Place, Inc. (The)(a)	51,521	3,966,602

Citi Trends, Inc.	31,534	577,072

Designer Brands, Inc. Class A(a)	452,957	7,754,624

Dick’s Sporting Goods, Inc.(a)	279,533	11,407,742

Group 1 Automotive, Inc.(a)	57,137	5,274,316

Guess?, Inc.(a)	517,503	9,589,331

Haverty Furniture Cos., Inc.(a)	99,932	2,025,622

Lithia Motors, Inc. Class A(a)	54,467	7,210,341

Monro, Inc.(a)	51,287	4,052,186

Office Depot, Inc.(a)	2,873,127	5,042,338

Shoe Carnival, Inc.	27,094	878,116

Sonic Automotive, Inc. Class A(a)	87,973	2,763,232

Tile Shop Holdings, Inc.(a)	296,969	947,331

Winmark Corp.	2,192	386,647

Total Specialty Retail		100,025,413

Technology Hardware, Storage & Peripherals – 0.0%

AstroNova, Inc.	9,679	156,509

Textiles, Apparel & Luxury Goods – 0.7%

Culp, Inc.	36,291	591,543

Movado Group, Inc.(a)	58,258	1,448,294

Oxford Industries, Inc.	47,799	3,427,188

Rocky Brands, Inc.	22,077	733,619

Steven Madden Ltd.	247,499	8,857,989

Superior Group of Cos., Inc.	36,817	593,490

Total Textiles, Apparel & Luxury Goods		15,652,123

Thrifts & Mortgage Finance – 1.5%

Capitol Federal Financial, Inc.	147,966	2,038,971

Dime Community Bancshares, Inc.	63,671	1,363,196

ESSA Bancorp, Inc.	12,672	208,074

Federal Agricultural Mortgage Corp. Class C	13,706	1,119,232

First Defiance Financial Corp.	19,654	569,278

FS Bancorp, Inc.	1,373	72,083

Hingham Institution for Savings	957	180,873

Home Bancorp, Inc.	6,292	245,325

Kearny Financial Corp.	58,733	765,878

Luther Burbank Corp.	71,413	809,109

Merchants Bancorp	6,760	111,810

Meridian Bancorp, Inc.	39,602	742,537

Meta Financial Group, Inc.	16,375	533,989

Northfield Bancorp, Inc.	80,306	1,289,714

Northwest Bancshares, Inc.(a)	173,458	2,842,977

OceanFirst Financial Corp.	57,974	1,368,186

Oritani Financial Corp.	136,334	2,412,430

Provident Financial Holdings, Inc.	11,030	228,872

Provident Financial Services, Inc.	97,809	2,399,255

Prudential Bancorp, Inc.	2,953	50,231

Riverview Bancorp, Inc.	13,442	99,202

Southern Missouri Bancorp, Inc.	4,715	171,767

Standard AVB Financial Corp.	1,640	44,592

Sterling Bancorp, Inc.	47,947	467,963

Territorial Bancorp, Inc.	19,612	560,511

Timberland Bancorp, Inc.	6,252	171,930

TrustCo Bank Corp.	152,698	1,244,489

United Community Financial Corp.	51,917	559,665

United Financial Bancorp, Inc.	74,444	1,014,672

Walker & Dunlop, Inc.(a)	29,132	1,629,353

Washington Federal, Inc.(a)	89,544	3,312,233

Waterstone Financial, Inc.	40,783	700,652

Western New England Bancorp, Inc.	22,262	212,157

WSFS Financial Corp.(a)	29,387	1,295,967

Total Thrifts & Mortgage Finance		30,837,173

Tobacco – 2.3%

Turning Point Brands, Inc.(a)	19,791	456,380

Universal Corp.	175,044	9,594,162

Vector Group Ltd.(a)	3,124,034	37,207,250

Total Tobacco		47,257,792

Trading Companies & Distributors – 1.1%

Applied Industrial Technologies, Inc.	118,237	6,715,862

H&E Equipment Services, Inc.	285,703	8,245,388

Kaman Corp.	58,066	3,452,604

Rush Enterprises, Inc. Class A	67,089	2,588,294

Rush Enterprises, Inc. Class B(a)	11,918	475,886

Systemax, Inc.	78,364	1,724,792

Total Trading Companies & Distributors		23,202,826

Water Utilities – 1.3%

American States Water Co.(a)	85,373	7,671,618

Artesian Resources Corp. Class A	26,894	995,078

California Water Service Group(a)	115,905	6,134,852

Connecticut Water Service, Inc.	35,231	2,468,284

Global Water Resources, Inc.	94,722	1,121,508

Middlesex Water Co.(a)	46,705	3,033,957

SJW Group	75,676	5,167,914

York Water Co. (The)	34,343	1,499,415

Total Water Utilities		28,092,626

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	44,435	1,411,700

Spok Holdings, Inc.	107,416	1,282,547

Total Wireless Telecommunication Services		2,694,247
Total United States		2,074,796,228

Puerto Rico – 0.2%

Banks – 0.1%

OFG Bancorp(a)	36,906	808,241

IT Services – 0.1%

EVERTEC, Inc.	77,239	2,411,402
Total Puerto Rico		3,219,643
TOTAL COMMON STOCKS (Cost: $2,012,422,284)		2,078,015,871

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2019

Investments	Shares	Value

RIGHTS – 0.0%

United States – 0.0%

A. Schulman, Inc. CVR*† (Cost: $46,058)	106,369	$46,058

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $5,882,715)	167,026	6,064,714

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.4%

United States – 11.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)

(Cost: $237,902,355)(d)	237,902,355	237,902,355

TOTAL INVESTMENTS IN SECURITIES – 111.2% (Cost: $2,256,253,412)		2,322,028,998

Other Assets less Liabilities – (11.2)%		(233,299,771)

NET ASSETS – 100.0%		$2,088,729,227
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $46,058, which represents less than a rounded 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $341,456,638 and the total market value of the collateral held by the Fund was $351,132,385. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $113,230,030.

CVR – Contingent Value Rights

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.3%

Aerospace & Defense – 0.6%

AAR Corp.	27,881	$1,148,976

Aerovironment, Inc.*(a)	9,429	505,017

Astronics Corp.*	21,844	641,777

Cubic Corp.	1,008	70,993

Ducommun, Inc.*	1,938	82,171

National Presto Industries, Inc.(a)	6,424	572,314

Park Aerospace Corp.	4,017	70,539

Vectrus, Inc.*	25,146	1,022,185

Wesco Aircraft Holdings, Inc.*	78,522	864,527

Total Aerospace & Defense		4,978,499

Air Freight & Logistics – 0.9%

Air Transport Services Group, Inc.*	102,487	2,154,277

Atlas Air Worldwide Holdings, Inc.*	50,916	1,284,611

Echo Global Logistics, Inc.*	20,452	463,238

Forward Air Corp.	24,755	1,577,388

Hub Group, Inc. Class A*	36,426	1,693,809

Radiant Logistics, Inc.*	27,632	142,857

Total Air Freight & Logistics		7,316,180

Airlines – 0.5%

Hawaiian Holdings, Inc.	151,435	3,976,683

Auto Components – 3.3%

American Axle & Manufacturing Holdings, Inc.*(a)	563,932	4,635,521

Cooper Tire & Rubber Co.	52,507	1,371,483

Cooper-Standard Holdings, Inc.*	47,392	1,937,385

Dana, Inc.	449,982	6,497,740

Gentherm, Inc.*	19,665	807,937

LCI Industries	43,027	3,952,030

Modine Manufacturing Co.*	127,370	1,448,197

Motorcar Parts of America, Inc.*(a)	10,145	171,450

Shiloh Industries, Inc.*	43,015	178,082

Standard Motor Products, Inc.	19,548	949,055

Stoneridge, Inc.*	34,142	1,057,378

Tenneco, Inc. Class A(a)	224,083	2,805,519

Total Auto Components		25,811,777

Automobiles – 0.4%

Winnebago Industries, Inc.	84,829	3,253,192

Banks – 12.2%

1st Source Corp.	22,123	1,011,685

Allegiance Bancshares, Inc.*	11,372	364,927

American National Bankshares, Inc.	7,845	278,262

Ameris Bancorp	57,121	2,298,549

Arrow Financial Corp.	13,714	457,922

Atlantic Capital Bancshares, Inc.*	15,032	260,655

Banc of California, Inc.	20,815	294,324

BancFirst Corp.	28,055	1,554,808

Bancorp, Inc. (The)*	125,428	1,241,737

Bank of Commerce Holdings	15,867	172,792

Bank of Marin Bancorp	8,464	351,171

BankFinancial Corp.	10,724	127,616

Banner Corp.	28,565	1,604,496

Bar Harbor Bankshares	18,068	450,435

Baycom Corp.*	8,432	191,491

BCB Bancorp, Inc.	11,613	149,111

Berkshire Hills Bancorp, Inc.	47,209	1,382,752

Boston Private Financial Holdings, Inc.	54,977	640,757

Bridge Bancorp, Inc.	12,802	378,427

Brookline Bancorp, Inc.	71,021	1,046,139

Bryn Mawr Bank Corp.	20,759	757,911

Byline Bancorp, Inc.*	15,142	270,739

C&F Financial Corp.	4,079	214,800

Cadence BanCorp(a)	149,314	2,618,968

Cambridge Bancorp(a)	3,536	265,235

Camden National Corp.	17,287	748,873

Capital City Bank Group, Inc.	10,766	295,527

Capstar Financial Holdings, Inc.	9,443	156,565

Carolina Financial Corp.	16,225	576,637

CBTX, Inc.	13,976	389,651

Central Pacific Financial Corp.	27,664	785,658

Central Valley Community Bancorp	12,394	252,218

Century Bancorp, Inc. Class A	5,845	512,022

Chemung Financial Corp.	4,061	170,562

Citizens & Northern Corp.	10,312	270,999

City Holding Co.	13,282	1,012,753

Civista Bancshares, Inc.	6,553	142,397

CNB Financial Corp.	16,788	481,816

Codorus Valley Bancorp, Inc.	9,480	220,505

Community Trust Bancorp, Inc.	17,471	743,915

ConnectOne Bancorp, Inc.	39,098	867,976

Customers Bancorp, Inc.*	45,939	952,775

Eagle Bancorp, Inc.	35,565	1,586,910

Enterprise Bancorp, Inc.	11,982	359,220

Enterprise Financial Services Corp.	26,246	1,069,525

Equity Bancshares, Inc. Class A*	10,940	293,301

Esquire Financial Holdings, Inc.*	4,900	121,520

Farmers & Merchants Bancorp, Inc.	4,959	128,736

Farmers National Banc Corp.	29,478	426,841

FB Financial Corp.	28,265	1,061,351

Financial Institutions, Inc.	19,371	584,617

First Bancorp	28,626	1,027,673

First Bancshares, Inc. (The)	7,590	245,157

First Bank	16,140	174,796

First Busey Corp.	47,087	1,190,359

First Business Financial Services, Inc.	8,865	213,469

First Commonwealth Financial Corp.	103,408	1,373,258

First Community Bankshares, Inc.	13,507	437,222

First Community Corp.	5,350	104,218

First Financial Corp.	12,735	553,590

First Financial Northwest, Inc.	11,873	175,483

First Foundation, Inc.	33,364	509,635

First Internet Bancorp	12,474	267,068

First Merchants Corp.	50,254	1,891,309

First Mid Bancshares, Inc.	12,714	440,159

First of Long Island Corp. (The)	24,048	547,092

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Flushing Financial Corp.	29,691	$599,907

Franklin Financial Network, Inc.	18,186	549,399

German American Bancorp, Inc.	19,454	623,501

Great Southern Bancorp, Inc.	15,994	910,858

Guaranty Bancshares, Inc.	6,673	204,127

Hanmi Financial Corp.	39,907	749,453

HarborOne Bancorp, Inc.*	21,174	213,116

Heartland Financial USA, Inc.	27,883	1,247,485

Heritage Commerce Corp.	32,616	383,401

Heritage Financial Corp.	20,385	549,580

Hilltop Holdings, Inc.	94,785	2,264,414

HomeTrust Bancshares, Inc.	13,137	342,482

Hope Bancorp, Inc.	191,518	2,746,368

Horizon Bancorp, Inc.	37,731	655,010

Independent Bank Corp.	21,097	449,683

Independent Bank Group, Inc.	44,176	2,324,099

Investar Holding Corp.	6,519	155,152

Lakeland Bancorp, Inc.	53,151	820,120

Lakeland Financial Corp.	23,309	1,025,130

LCNB Corp.	10,697	189,765

LegacyTexas Financial Group, Inc.	45,495	1,980,397

Live Oak Bancshares, Inc.	79,964	1,447,348

Macatawa Bank Corp.	34,022	353,489

Mercantile Bank Corp.	18,177	596,206

Metropolitan Bank Holding Corp.*	7,735	304,218

Midland States Bancorp, Inc.	15,948	415,445

MidWestOne Financial Group, Inc.	11,900	363,188

National Bank Holdings Corp. Class A	19,677	672,757

National Bankshares, Inc.	6,072	243,184

NBT Bancorp, Inc.	37,333	1,366,014

Nicolet Bankshares, Inc.*	9,860	656,380

Northeast Bank *	11,314	250,831

Northrim BanCorp, Inc.	7,700	305,459

Old Line Bancshares, Inc.	10,935	317,224

Old Second Bancorp, Inc.	31,578	385,883

Opus Bank	28,548	621,490

Origin Bancorp, Inc.(a)	13,735	463,419

Orrstown Financial Services, Inc.	7,438	162,892

Pacific Premier Bancorp, Inc.	51,995	1,621,724

Park National Corp.	15,857	1,503,402

Parke Bancorp, Inc.	14,222	316,013

Peapack Gladstone Financial Corp.(a)	19,293	540,783

People’s Utah Bancorp	14,671	415,043

Peoples Bancorp, Inc.	17,405	553,653

Preferred Bank	19,394	1,015,858

QCR Holdings, Inc.	15,535	590,019

RBB Bancorp	18,350	361,312

Reliant Bancorp, Inc.	6,286	150,738

Republic Bancorp, Inc. Class A	21,672	941,648

Republic First Bancorp, Inc.*	13,007	54,629

S&T Bancorp, Inc.	32,039	1,170,385

Sandy Spring Bancorp, Inc.	34,573	1,165,456

SB One Bancorp	4,724	106,573

Seacoast Banking Corp. of Florida*	34,662	877,295

ServisFirst Bancshares, Inc.	46,980	1,557,387

Shore Bancshares, Inc.	16,206	249,734

Sierra Bancorp	14,719	390,937

SmartFinancial, Inc.*	9,570	199,343

Southern First Bancshares, Inc.*	7,843	312,544

Southern National Bancorp of Virginia, Inc.	26,774	412,052

Southside Bancshares, Inc.	27,554	939,867

Spirit of Texas Bancshares, Inc.*(a)	4,153	89,497

Stock Yards Bancorp, Inc.	22,687	832,386

Tompkins Financial Corp.	13,201	1,070,997

Towne Bank	59,940	1,666,632

TriCo Bancshares	20,156	731,663

TriState Capital Holdings, Inc.*	28,381	597,136

Triumph Bancorp, Inc.*	16,670	531,606

United Community Banks, Inc.	82,277	2,332,553

Univest Financial Corp.	23,741	605,633

Veritex Holdings, Inc.	45,980	1,115,705

Washington Trust Bancorp, Inc.	16,486	796,439

West Bancorporation, Inc.	17,926	389,711

Westamerica Bancorporation	16,552	1,029,203

Total Banks		96,893,497

Beverages – 0.1%

Coca-Cola Consolidated, Inc.	1,439	437,269

Craft Brew Alliance, Inc.*	6,076	49,763

MGP Ingredients, Inc.(a)	10,409	517,119

Total Beverages		1,004,151

Biotechnology – 0.5%

Anika Therapeutics, Inc.*	10,204	560,098

BioSpecifics Technologies Corp.*	3,399	181,914

ChemoCentryx, Inc.*	20,917	141,817

Eagle Pharmaceuticals, Inc.*(a)	12,756	721,607

Enanta Pharmaceuticals, Inc.*	16,909	1,015,893

Palatin Technologies, Inc.*(a)	179,522	163,150

REGENXBIO, Inc.*(a)	28,679	1,020,972

Surface Oncology, Inc.*	30,491	43,297

Vanda Pharmaceuticals, Inc.*	8,538	113,385

Total Biotechnology		3,962,133

Building Products – 3.2%

AAON, Inc.	20,407	937,498

Advanced Drainage Systems, Inc.	46,256	1,492,681

American Woodmark Corp.*	19,276	1,713,829

Apogee Enterprises, Inc.	41,898	1,633,603

Builders FirstSource, Inc.*	215,978	4,443,747

Continental Building Products, Inc.*	45,974	1,254,630

Cornerstone Building Brands, Inc.*	85,032	514,444

CSW Industrials, Inc.	13,867	957,239

Gibraltar Industries, Inc.*	32,308	1,484,230

Griffon Corp.	14,589	305,931

Insteel Industries, Inc.	20,389	418,586

JELD-WEN Holding, Inc.*	128,676	2,482,160

Patrick Industries, Inc.*	64,654	2,772,364

PGT Innovations, Inc.*	51,800	894,586

Quanex Building Products Corp.	28,016	506,529

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Universal Forest Products, Inc.	90,621	$3,613,966

Total Building Products		25,426,023

Capital Markets – 1.9%

Artisan Partners Asset Management, Inc. Class A	74,038	2,090,833

B. Riley Financial, Inc.	22,121	522,498

Blucora, Inc.*	23,406	506,506

Cohen & Steers, Inc.	42,234	2,319,914

Diamond Hill Investment Group, Inc.	4,522	624,624

Donnelley Financial Solutions, Inc.*	57,592	709,533

GAIN Capital Holdings, Inc.	56,915	300,511

Greenhill & Co., Inc.(a)	10,223	134,126

Hamilton Lane, Inc. Class A	17,278	984,155

INTL FCStone, Inc.*	11,950	490,667

Oppenheimer Holdings, Inc. Class A	15,894	477,774

Piper Jaffray Cos.	7,922	597,953

PJT Partners, Inc. Class A	2,983	121,408

Pzena Investment Management, Inc. Class A	44,632	398,117

Victory Capital Holdings, Inc. Class A	70,568	1,085,336

Virtus Investment Partners, Inc.	13,088	1,447,140

Waddell & Reed Financial, Inc. Class A	118,722	2,039,644

Westwood Holdings Group, Inc.	8,384	231,985

Total Capital Markets		15,082,724

Chemicals – 2.8%

Advanced Emissions Solutions, Inc.(a)	68,563	1,017,475

AdvanSix, Inc.*	43,928	1,129,828

American Vanguard Corp.	22,424	352,057

Chase Corp.	7,465	816,596

Ferro Corp.*	79,880	947,377

FutureFuel Corp.	57,525	686,848

Hawkins, Inc.	9,005	382,712

Innophos Holdings, Inc.	22,670	735,868

Innospec, Inc.	25,286	2,253,994

Koppers Holdings, Inc.*	38,279	1,118,130

Kraton Corp.*	52,243	1,686,926

Kronos Worldwide, Inc.	468,764	5,798,611

Minerals Technologies, Inc.	53,428	2,836,493

OMNOVA Solutions, Inc.*	24,080	242,486

Stepan Co.	23,115	2,243,542

Trecora Resources*	12,494	112,696

Total Chemicals		22,361,639

Commercial Services & Supplies – 3.2%

ABM Industries, Inc.	45,497	1,652,451

ACCO Brands Corp.	288,884	2,851,285

ARC Document Solutions, Inc.*	49,730	67,633

Casella Waste Systems, Inc. Class A*	7,005	300,795

Charah Solutions, Inc.*(a)	34,772	73,717

Ennis, Inc.	31,068	627,884

Heritage-Crystal Clean, Inc.*	13,280	351,920

Herman Miller, Inc.	71,905	3,314,101

HNI Corp.	30,500	1,082,750

Interface, Inc.	73,593	1,062,683

Kimball International, Inc. Class B	42,666	823,454

Knoll, Inc.	53,255	1,350,014

LSC Communications, Inc.(a)	8,321	11,483

Matthews International Corp. Class A	31,882	1,128,304

McGrath RentCorp	22,747	1,582,964

Pitney Bowes, Inc.	462,144	2,111,998

Quad/Graphics, Inc.	39,638	416,595

RR Donnelley & Sons Co.(a)	173,920	655,678

SP Plus Corp.*	32,601	1,206,237

Steelcase, Inc. Class A	137,029	2,521,334

U.S. Ecology, Inc.	13,566	867,410

Viad Corp.	14,772	991,940

VSE Corp.	17,121	583,655

Total Commercial Services & Supplies		25,636,285

Communications Equipment – 0.3%

Applied Optoelectronics, Inc.*(a)	20,940	234,947

CalAmp Corp.*	7,875	90,720

Casa Systems, Inc.*	155,214	1,219,206

Clearfield, Inc.*	7,103	84,171

Comtech Telecommunications Corp.	11,191	363,707

Digi International, Inc.*	9,275	126,325

NETGEAR, Inc.*	8,057	259,597

Total Communications Equipment		2,378,673

Construction & Engineering – 1.3%

Ameresco, Inc. Class A*	39,381	632,853

Argan, Inc.	19,406	762,462

Comfort Systems USA, Inc.	38,580	1,706,393

Construction Partners, Inc. Class A*	89,054	1,387,461

Dycom Industries, Inc.*	37,141	1,896,048

MYR Group, Inc.*	15,114	472,917

Northwest Pipe Co.*	13,388	376,872

NV5 Global, Inc.*(a)	6,815	465,260

Orion Group Holdings, Inc.*	18,160	81,720

Primoris Services Corp.	44,818	878,881

Sterling Construction Co., Inc.*	32,191	423,312

Tutor Perini Corp.*(a)	77,278	1,107,394

Total Construction & Engineering		10,191,573

Construction Materials – 0.5%

Forterra, Inc.*(a)	33,355	241,157

Summit Materials, Inc. Class A*	129,878	2,883,291

United States Lime & Minerals, Inc.	4,998	382,347

US Concrete, Inc.*(a)	14,121	780,609

Total Construction Materials		4,287,404

Consumer Finance – 0.8%

Curo Group Holdings Corp.*(a)	7,027	93,319

Elevate Credit, Inc.*	22,921	96,497

Encore Capital Group, Inc.*(a)	47,274	1,575,406

Enova International, Inc.*	54,463	1,130,107

EZCORP, Inc. Class A*(a)	63,953	412,817

PRA Group, Inc.*	31,000	1,047,490

Regional Management Corp.*	17,054	480,241

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

World Acceptance Corp.*	9,624	$1,227,156

Total Consumer Finance		6,063,033

Containers & Packaging – 0.0%

UFP Technologies, Inc.*	5,469	211,103

Distributors – 0.2%

Core-Mark Holding Co., Inc.	22,541	723,904

Funko, Inc. Class A*(a)	17,082	351,462

Weyco Group, Inc.	10,555	238,649

Total Distributors		1,314,015

Diversified Consumer Services – 0.7%

American Public Education, Inc.*	13,237	295,715

Career Education Corp.*	78,248	1,243,361

Carriage Services, Inc.	20,460	418,202

Collectors Universe, Inc.	8,528	242,877

K12, Inc.*	19,950	526,680

Sotheby’s*	44,070	2,511,109

Zovio, Inc.*	34,315	67,600

Total Diversified Consumer Services		5,305,544

Diversified Financial Services – 0.1%

Marlin Business Services Corp.	13,570	341,829

On Deck Capital, Inc.*	34,748	116,753

Total Diversified Financial Services		458,582

Diversified Telecommunication Services – 0.3%

ATN International, Inc.	10,851	633,373

Bandwidth, Inc. Class A*(a)	8,347	543,473

Globalstar, Inc.*(a)	3,634,291	1,503,506

Total Diversified Telecommunication Services		2,680,352

Electric Utilities – 0.2%

Genie Energy Ltd. Class B	24,967	186,254

Otter Tail Corp.	29,161	1,567,404

Spark Energy, Inc. Class A(a)	14,234	150,168

Total Electric Utilities		1,903,826

Electrical Equipment – 1.0%

Allied Motion Technologies, Inc.	4,368	154,234

Atkore International Group, Inc.*	97,921	2,971,902

AZZ, Inc.	12,581	548,028

Encore Wire Corp.	24,079	1,355,166

LSI Industries, Inc.	14,162	73,926

Preformed Line Products Co.	6,783	370,284

Sunrun, Inc.*(a)	78,453	1,310,557

Thermon Group Holdings, Inc.*	11,957	274,772

TPI Composites, Inc.*(a)	14,629	274,294

Vicor Corp.*	12,811	378,181

Total Electrical Equipment		7,711,344

Electronic Equipment, Instruments & Components – 3.6%

Anixter International, Inc.*	44,437	3,071,485

Arlo Technologies, Inc.*	15,977	54,482

Badger Meter, Inc.	7,219	387,660

Bel Fuse, Inc. Class B	11,921	179,173

Benchmark Electronics, Inc.	45,077	1,309,938

CTS Corp.	21,899	708,652

Daktronics, Inc.	18,606	137,405

ePlus, Inc.*	13,041	992,290

FARO Technologies, Inc.*	3,277	158,443

Insight Enterprises, Inc.*	58,291	3,246,226

KEMET Corp.(a)	94,685	1,721,373

Kimball Electronics, Inc.*	33,637	488,073

Knowles Corp.*	71,573	1,455,795

Methode Electronics, Inc.	85,136	2,863,975

MTS Systems Corp.	11,397	629,684

Napco Security Technologies, Inc.*(a)	8,972	228,965

nLight, Inc.*(a)	11,869	185,868

OSI Systems, Inc.*	10,271	1,043,123

PC Connection, Inc.	31,696	1,232,974

Plexus Corp.*	30,658	1,916,432

Sanmina Corp.*	62,074	1,993,196

ScanSource, Inc.*	23,648	722,446

TTM Technologies, Inc.*	287,229	3,502,758

Vishay Precision Group, Inc.*	13,532	443,038

Total Electronic Equipment, Instruments & Components		28,673,454

Energy Equipment & Services – 1.9%

C&J Energy Services, Inc.*	132,378	1,420,416

Covia Holdings Corp.*(a)	198,752	401,479

DMC Global, Inc.	6,578	289,300

Era Group, Inc.*	8,609	90,911

Forum Energy Technologies, Inc.*	185,053	286,832

FTS International, Inc.*	697,409	1,562,196

Helix Energy Solutions Group, Inc.*(a)	102,575	826,755

Keane Group, Inc.*	177,090	1,073,165

Liberty Oilfield Services, Inc. Class A(a)	178,805	1,936,458

Mammoth Energy Services, Inc.(a)	171,794	426,049

NCS Multistage Holdings, Inc.*(a)	26,336	52,672

Newpark Resources, Inc.*	60,001	457,208

ProPetro Holding Corp.*	146,888	1,335,212

SEACOR Holdings, Inc.*	30,050	1,414,454

Select Energy Services, Inc. Class A*	81,223	703,391

Smart Sand, Inc.*(a)	115,609	327,174

Solaris Oilfield Infrastructure, Inc. Class A(a)	73,041	980,210

U.S. Silica Holdings, Inc.	133,886	1,279,950

Total Energy Equipment & Services		14,863,832

Entertainment – 0.1%

Marcus Corp. (The)	22,995	851,045

Reading International, Inc. Class A*(a)	14,429	172,571

Total Entertainment		1,023,616

Equity Real Estate Investment Trusts (REITs) – 2.8%

Agree Realty Corp.	12,890	942,904

Alexander & Baldwin, Inc.	38,915	953,807

Alexander’s, Inc.	2,722	948,372

American Assets Trust, Inc.	5,910	276,233

Armada Hoffler Properties, Inc.	15,780	285,460

Braemar Hotels & Resorts, Inc.	13,891	130,437

BRT Apartments Corp.	31,288	456,179

CareTrust REIT, Inc.	27,284	641,310

Chatham Lodging Trust	23,792	431,825

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Community Healthcare Trust, Inc.	2,965	$132,091

CorEnergy Infrastructure Trust, Inc.(a)	7,765	366,663

Easterly Government Properties, Inc.	4,961	105,669

Essential Properties Realty Trust, Inc.	8,794	201,471

Four Corners Property Trust, Inc.	36,191	1,023,482

Franklin Street Properties Corp.	10,531	89,092

Getty Realty Corp.	16,791	538,319

Gladstone Land Corp.(a)	5,846	69,538

Global Net Lease, Inc.	10,112	197,184

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,302	562,653

Independence Realty Trust, Inc.	21,762	311,414

Industrial Logistics Properties Trust	71,997	1,529,936

Innovative Industrial Properties, Inc.	817	75,466

iStar, Inc.(a)	54,972	717,385

Jernigan Capital, Inc.	12,857	247,497

Lexington Realty Trust	326,258	3,344,145

LTC Properties, Inc.	41,024	2,101,249

Mack-Cali Realty Corp.	17,114	370,689

Monmouth Real Estate Investment Corp.	33,219	478,686

National Storage Affiliates Trust	4,805	160,343

One Liberty Properties, Inc.	11,781	324,331

Retail Opportunity Investments Corp.	31,480	573,880

RPT Realty	33,151	449,196

Safehold, Inc.	4,541	138,501

Saul Centers, Inc.	8,768	477,944

Summit Hotel Properties, Inc.	86,919	1,008,260

Universal Health Realty Income Trust	4,491	461,675

Urstadt Biddle Properties, Inc. Class A	13,512	320,234

Washington Prime Group, Inc.(a)	154,697	640,446

Washington Real Estate Investment Trust	9,478	259,318

Whitestone REIT	11,418	157,112

Total Equity Real Estate Investment Trusts (REITs)		22,500,396

Food & Staples Retailing – 1.1%

Andersons, Inc. (The)	17,498	392,480

Chefs’ Warehouse, Inc. (The)*	8,661	349,212

Ingles Markets, Inc. Class A	34,893	1,355,942

Natural Grocers by Vitamin Cottage, Inc.*	7,707	76,993

PriceSmart, Inc.	23,824	1,693,886

SpartanNash Co.	49,845	589,666

United Natural Foods, Inc.*(a)	228,428	2,631,491

Village Super Market, Inc. Class A	13,891	367,417

Weis Markets, Inc.	23,591	899,761

Total Food & Staples Retailing		8,356,848

Food Products – 0.8%

B&G Foods, Inc.(a)	42,858	810,445

Calavo Growers, Inc.(a)	8,818	839,297

Hostess Brands, Inc.*	171,929	2,404,427

John B. Sanfilippo & Son, Inc.	8,636	834,238

Landec Corp.*	14,253	154,930

Limoneira Co.	9,216	169,206

Simply Good Foods Co. (The)*	35,749	1,036,363

Total Food Products		6,248,906

Gas Utilities – 0.1%

Chesapeake Utilities Corp.	8,974	855,402

Health Care Equipment & Supplies – 0.7%

AngioDynamics, Inc.*	4,571	84,198

Atrion Corp.	726	565,677

CONMED Corp.	11,063	1,063,707

FONAR Corp.*	15,144	313,027

Heska Corp.*(a)	1,344	95,249

IntriCon Corp.*(a)	3,471	67,476

iRadimed Corp.*(a)	2,944	61,883

Lantheus Holdings, Inc.*	28,952	725,682

LeMaitre Vascular, Inc.	13,713	468,710

Meridian Bioscience, Inc.	22,688	215,309

Mesa Laboratories, Inc.(a)	767	182,370

OraSure Technologies, Inc.*	21,699	162,092

Orthofix Medical, Inc.*	3,817	202,377

STAAR Surgical Co.*(a)	2,184	56,304

Tactile Systems Technology, Inc.*(a)	2,853	120,739

Utah Medical Products, Inc.	3,447	330,361

Varex Imaging Corp.*	16,480	470,339

Total Health Care Equipment & Supplies		5,185,500

Health Care Providers & Services – 0.8%

Addus HomeCare Corp.*	4,240	336,147

Apollo Medical Holdings, Inc.*(a)	5,259	92,663

CorVel Corp.*	10,303	779,937

Cross Country Healthcare, Inc.*	20,990	216,197

Magellan Health, Inc.*	28,140	1,747,494

National HealthCare Corp.	11,371	930,716

National Research Corp.	12,101	698,833

Providence Service Corp. (The)*	2,597	154,418

RadNet, Inc.*	16,053	230,521

Tivity Health, Inc.*(a)	57,763	960,599

U.S. Physical Therapy, Inc.	2,376	310,187

Total Health Care Providers & Services		6,457,712

Health Care Technology – 0.1%

Computer Programs & Systems, Inc.	3,449	77,982

HealthStream, Inc.*	7,934	205,411

NextGen Healthcare, Inc.*	21,086	330,418

Simulations Plus, Inc.	7,015	243,420

Total Health Care Technology		857,231

Hotels, Restaurants & Leisure – 2.5%

BBX Capital Corp.	184,753	862,796

BJ’s Restaurants, Inc.	15,327	595,301

Bloomin’ Brands, Inc.	105,558	1,998,213

Bluegreen Vacations Corp.(a)	105,018	978,768

Brinker International, Inc.(a)	51,679	2,205,143

Carrols Restaurant Group, Inc.*	16,830	139,521

Chuy’s Holdings, Inc.*	7,171	177,554

Del Taco Restaurants, Inc.*	30,968	316,648

Denny’s Corp.*	43,300	985,724

Dine Brands Global, Inc.(a)	12,769	968,656

El Pollo Loco Holdings, Inc.*(a)	7,566	82,923

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Fiesta Restaurant Group, Inc.*	13,403	$139,659

Habit Restaurants, Inc. (The) Class A*(a)	86,404	755,171

International Speedway Corp. Class A	30,721	1,382,752

J Alexander’s Holdings, Inc.*	16,066	188,294

Monarch Casino & Resort, Inc.*	14,355	598,460

Nathan’s Famous, Inc.	1,076	77,311

Papa John’s International, Inc.(a)	14,202	743,475

RCI Hospitality Holdings, Inc.	13,599	281,227

Red Lion Hotels Corp.*	15,625	101,250

Red Robin Gourmet Burgers, Inc.*	6,824	226,966

Ruth’s Hospitality Group, Inc.	28,674	585,380

Shake Shack, Inc. Class A*	52,223	5,119,943

Town Sports International Holdings, Inc.*(a)	49,777	81,634

Wingstop, Inc.	6,360	555,101

Total Hotels, Restaurants & Leisure		20,147,870

Household Durables – 7.8%

Bassett Furniture Industries, Inc.	12,000	183,600

Beazer Homes USA, Inc.*	62,720	934,528

Cavco Industries, Inc.*(a)	9,103	1,748,595

Century Communities, Inc.*	82,691	2,532,825

Ethan Allen Interiors, Inc.	31,466	601,001

Flexsteel Industries, Inc.	10,373	153,728

Green Brick Partners, Inc.*	102,352	1,095,166

Hamilton Beach Brands Holding Co. Class A	20,296	328,186

Hooker Furniture Corp.	21,818	467,778

Installed Building Products, Inc.*	23,771	1,363,029

KB Home	230,975	7,853,150

La-Z-Boy, Inc.	63,120	2,120,201

LGI Homes, Inc.*(a)	61,924	5,159,508

M/I Homes, Inc.*	71,026	2,674,129

MDC Holdings, Inc.	125,380	5,403,878

Meritage Homes Corp.*	92,848	6,531,857

New Home Co., Inc. (The)*	42,049	183,334

Taylor Morrison Home Corp. Class A*	262,217	6,801,909

TopBuild Corp.*	47,591	4,589,200

TRI Pointe Group, Inc.*	403,111	6,062,789

Tupperware Brands Corp.	88,692	1,407,542

Turtle Beach Corp.*(a)	37,625	439,084

Universal Electronics, Inc.*	4,873	248,036

VOXX International Corp.*	15,686	73,724

William Lyon Homes Class A*	134,488	2,738,176

ZAGG, Inc.*(a)	75,441	473,015

Total Household Durables		62,167,968

Household Products – 0.2%

Central Garden and Pet Co. Class A*	55,533	1,539,652

Independent Power & Renewable Electricity Producers – 0.4%

Pattern Energy Group, Inc. Class A	116,205	3,129,401

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	25,726	860,792

Insurance – 2.1%

Ambac Financial Group, Inc.*	147,370	2,881,083

AMERISAFE, Inc.	13,906	919,326

Employers Holdings, Inc.	45,269	1,972,823

FBL Financial Group, Inc. Class A	20,024	1,191,628

FedNat Holding Co.	18,133	253,681

HCI Group, Inc.	8,448	355,154

Health Insurance Innovations, Inc. Class A*(a)	7,446	185,629

Heritage Insurance Holdings, Inc.	14,672	219,346

Horace Mann Educators Corp.	21,885	1,013,932

Independence Holding Co.	9,512	367,068

Investors Title Co.	1,891	302,749

Kingstone Cos., Inc.	4,536	38,647

Kinsale Capital Group, Inc.	7,929	819,145

National Western Life Group, Inc. Class A	4,888	1,311,793

Safety Insurance Group, Inc.	11,063	1,121,014

State Auto Financial Corp.	23,583	763,853

Stewart Information Services Corp.	14,070	545,775

United Fire Group, Inc.	12,557	589,928

United Insurance Holdings Corp.	22,229	310,984

Universal Insurance Holdings, Inc.	51,518	1,545,025

Total Insurance		16,708,583

Interactive Media & Services – 0.1%

Care.com, Inc.*	4,948	51,707

Cars.com, Inc.*	36,339	326,324

QuinStreet, Inc.*(a)	21,191	266,795

Travelzoo*	9,516	101,726

Total Interactive Media & Services		746,552

Internet & Direct Marketing Retail – 0.3%

1-800-Flowers.com, Inc. Class A*	35,100	519,305

Duluth Holdings, Inc. Class B*(a)	14,914	126,471

Leaf Group Ltd.*	32,675	137,235

PetMed Express, Inc.(a)	29,163	525,517

Shutterstock, Inc.*	20,736	748,984

Total Internet & Direct Marketing Retail		2,057,512

IT Services – 1.3%

Carbonite, Inc.*	3,194	49,475

Cass Information Systems, Inc.	9,720	524,783

CSG Systems International, Inc.	29,563	1,527,816

ExlService Holdings, Inc.*	21,379	1,431,538

GreenSky, Inc. Class A*(a)	108,159	740,348

Hackett Group, Inc. (The)	30,857	507,906

Information Services Group, Inc.*	20,297	50,438

NIC, Inc.	80,485	1,662,015

Perficient, Inc.*	13,529	521,949

Presidio, Inc.	45,430	767,767

PRGX Global, Inc.*	7,685	39,578

Sykes Enterprises, Inc.*	31,840	975,577

TTEC Holdings, Inc.	23,150	1,108,422

Unisys Corp.*(a)	61,297	455,437

Virtusa Corp.*	2,637	94,985

Total IT Services		10,458,034

Leisure Products – 1.0%

Acushnet Holdings Corp.	84,607	2,233,625

American Outdoor Brands Corp.*	29,989	175,436

Callaway Golf Co.	118,460	2,299,308

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Clarus Corp.	7,417	$86,964

Johnson Outdoors, Inc. Class A	13,955	817,205

Malibu Boats, Inc. Class A*	32,951	1,010,937

Marine Products Corp.	28,624	405,316

MasterCraft Boat Holdings, Inc.*	30,495	455,138

Nautilus, Inc.*	34,930	47,155

Sturm Ruger & Co., Inc.(a)	15,604	651,623

Total Leisure Products		8,182,707

Life Sciences Tools & Services – 0.5%

Cambrex Corp.*	47,169	2,806,556

Luminex Corp.	22,284	460,165

NeoGenomics, Inc.*	7,520	143,782

Pacific Biosciences of California, Inc.*(a)	45,828	236,472

Total Life Sciences Tools & Services		3,646,975

Machinery – 5.3%

Alamo Group, Inc.	14,912	1,755,441

Altra Industrial Motion Corp.	33,086	916,317

Blue Bird Corp.*	25,820	491,484

Chart Industries, Inc.*	11,556	720,632

Columbus McKinnon Corp.	20,453	745,103

Commercial Vehicle Group, Inc.*	107,753	776,899

Douglas Dynamics, Inc.	19,219	856,591

Energy Recovery, Inc.*(a)	64,610	598,612

EnPro Industries, Inc.	27,211	1,868,035

ESCO Technologies, Inc.	16,827	1,338,756

Evoqua Water Technologies Corp.*	26,841	456,834

Federal Signal Corp.	75,838	2,482,936

Franklin Electric Co., Inc.	37,812	1,807,792

Gorman-Rupp Co. (The)	19,559	680,458

Greenbrier Cos., Inc. (The)	47,178	1,421,001

Helios Technologies, Inc.	14,810	600,842

Hurco Cos., Inc.	10,843	348,819

Hyster-Yale Materials Handling, Inc.	17,801	974,249

Kadant, Inc.	9,916	870,526

L.B. Foster Co. Class A*	10,435	226,126

Lindsay Corp.(a)	4,290	398,326

Lydall, Inc.*	33,058	823,475

Meritor, Inc.*	206,680	3,823,580

Milacron Holdings Corp.*	38,315	638,711

Miller Industries, Inc.	19,946	664,202

Mueller Industries, Inc.	54,940	1,575,679

Mueller Water Products, Inc. Class A	122,812	1,380,407

Omega Flex, Inc.(a)	5,952	608,592

Park-Ohio Holdings Corp.	25,288	755,100

REV Group, Inc.(a)	78,182	893,620

Spartan Motors, Inc.	42,401	581,742

SPX Corp.*	16,502	660,245

SPX FLOW, Inc.*	39,890	1,574,059

Standex International Corp.	14,370	1,048,148

Tennant Co.	7,150	505,505

TriMas Corp.*	46,305	1,419,248

Twin Disc, Inc.*	16,972	179,733

Wabash National Corp.	104,926	1,522,476

Welbilt, Inc.*(a)	202,669	3,416,999

Total Machinery		42,407,300

Marine – 0.2%

Matson, Inc.	49,937	1,873,137

Media – 1.6%

Emerald Expositions Events, Inc.	71,183	692,611

EW Scripps Co. (The) Class A	35,377	469,806

Gannett Co., Inc.	114,756	1,232,479

Gray Television, Inc.*(a)	139,401	2,275,024

Lee Enterprises, Inc.*	168,720	344,189

Loral Space & Communications, Inc.*	53,669	2,221,897

MSG Networks, Inc. Class A*(a)	133,439	2,164,380

National CineMedia, Inc.	308,149	2,526,822

New Media Investment Group, Inc.(a)	34,143	300,800

Scholastic Corp.	1,697	64,079

TechTarget, Inc.*	20,352	458,429

Total Media		12,750,516

Metals & Mining – 2.3%

AK Steel Holding Corp.*(a)	428,003	971,567

Carpenter Technology Corp.	58,236	3,008,472

Century Aluminum Co.*(a)	60,436	400,993

Compass Minerals International, Inc.	26,537	1,499,075

Gold Resource Corp.(a)	38,259	116,690

Kaiser Aluminum Corp.	16,891	1,671,702

Materion Corp.	16,841	1,033,364

Olympic Steel, Inc.	32,014	461,002

Ramaco Resources, Inc.*	66,616	248,811

Ryerson Holding Corp.*	241,590	2,060,763

Schnitzer Steel Industries, Inc. Class A	76,950	1,589,787

Synalloy Corp.	13,710	218,674

Universal Stainless & Alloy Products, Inc.*(a)	8,952	139,651

Warrior Met Coal, Inc.(a)	263,301	5,139,635

Total Metals & Mining		18,560,186

Multi-Utilities – 0.1%

Unitil Corp.	10,635	674,684

Multiline Retail – 0.7%

Big Lots, Inc.	99,066	2,427,117

Dillard’s, Inc. Class A(a)	45,531	3,010,054

Total Multiline Retail		5,437,171

Oil, Gas & Consumable Fuels – 3.8%

Adams Resources & Energy, Inc.	3,376	104,656

Arch Coal, Inc. Class A(a)	54,845	4,069,499

Bonanza Creek Energy, Inc.*	94,456	2,114,870

Callon Petroleum Co.*(a)	382,133	1,658,457

Carrizo Oil & Gas, Inc.*(a)	127,293	1,092,810

CONSOL Energy, Inc.*	71,879	1,123,469

Contura Energy, Inc.*	39,819	1,113,339

Denbury Resources, Inc.*(a)	1,184,841	1,409,961

Earthstone Energy, Inc. Class A*	44,364	144,183

Evolution Petroleum Corp.	39,314	229,594

Gulfport Energy Corp.*(a)	890,026	2,411,970

Hallador Energy Co.	21,323	77,189

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

NACCO Industries, Inc. Class A	15,557	$994,248

Overseas Shipholding Group, Inc. Class A*	655,392	1,146,936

Panhandle Oil and Gas, Inc. Class A	3,432	47,979

Par Pacific Holdings, Inc.*	48,164	1,101,029

Penn Virginia Corp.*(a)	3,069	89,216

Renewable Energy Group, Inc.*(a)	83,678	1,255,588

REX American Resources Corp.*	9,369	715,136

Ring Energy, Inc.*(a)	54,874	89,993

SilverBow Resources, Inc.*(a)	32,281	312,803

SRC Energy, Inc.*	830,495	3,870,107

Unit Corp.*	38,010	128,474

W&T Offshore, Inc.*	814,651	3,560,025

World Fuel Services Corp.	24,992	998,181

Total Oil, Gas & Consumable Fuels		29,859,712

Paper & Forest Products – 0.9%

Boise Cascade Co.	72,432	2,360,559

Clearwater Paper Corp.*	31,669	668,849

Neenah, Inc.	9,796	637,916

PH Glatfelter Co.	15,150	233,158

Schweitzer-Mauduit International, Inc.	53,770	2,013,149

Verso Corp. Class A*	65,042	805,220

Total Paper & Forest Products		6,718,851

Personal Products – 0.3%

elf Beauty, Inc.*	25,770	451,233

Inter Parfums, Inc.	13,702	958,729

Lifevantage Corp.*	9,474	129,794

Medifast, Inc.(a)	6,079	629,967

Natural Health Trends Corp.(a)	30,620	216,789

Total Personal Products		2,386,512

Pharmaceuticals – 0.7%

ANI Pharmaceuticals, Inc.*	4,585	334,155

Corcept Therapeutics, Inc.*	76,333	1,078,967

Innoviva, Inc.*	196,280	2,068,791

Phibro Animal Health Corp. Class A	34,839	743,116

Prestige Consumer Healthcare, Inc.*	38,640	1,340,421

Total Pharmaceuticals		5,565,450

Professional Services – 1.2%

Barrett Business Services, Inc.	9,440	838,461

BG Staffing, Inc.	12,690	242,506

CBIZ, Inc.*	54,822	1,288,317

CRA International, Inc.	6,260	262,732

Forrester Research, Inc.	6,149	197,629

GP Strategies Corp.*	18,109	232,519

Heidrick & Struggles International, Inc.	13,398	365,765

ICF International, Inc.	13,700	1,157,239

InnerWorkings, Inc.*	41,500	183,845

Kelly Services, Inc. Class A	64,312	1,557,637

Kforce, Inc.	30,268	1,145,190

Mistras Group, Inc.*	12,136	199,030

Navigant Consulting, Inc.	18,796	525,348

Resources Connection, Inc.	23,126	392,911

TrueBlue, Inc.*	50,096	1,057,026

Willdan Group, Inc.*(a)	5,885	206,446

Total Professional Services		9,852,601

Real Estate Management & Development – 0.6%

Consolidated-Tomoka Land Co.	6,632	435,059

Five Point Holdings LLC Class A*(a)	126,181	946,358

FRP Holdings, Inc.*	819	39,328

Marcus & Millichap, Inc.*(a)	29,615	1,051,036

RE/MAX Holdings, Inc. Class A	23,818	765,987

RMR Group, Inc. (The) Class A	21,716	987,644

St. Joe Co. (The)*(a)	31,871	545,950

Total Real Estate Management & Development		4,771,362

Road & Rail – 1.0%

ArcBest Corp.	27,261	830,098

Covenant Transportation Group, Inc. Class A*	30,104	494,910

Heartland Express, Inc.	52,506	1,129,404

Marten Transport Ltd.	49,139	1,021,108

PAM Transportation Services, Inc.*	8,404	496,760

Saia, Inc.*	29,349	2,750,001

Universal Logistics Holdings, Inc.	45,455	1,058,192

US Xpress Enterprises, Inc. Class A*(a)	15,911	76,691

USA Truck, Inc.*	10,385	83,392

Total Road & Rail		7,940,556

Semiconductors & Semiconductor Equipment – 2.5%

ACM Research, Inc. Class A*(a)	12,942	179,376

Advanced Energy Industries, Inc.*	75,126	4,312,984

Amkor Technology, Inc.*	415,155	3,777,910

Axcelis Technologies, Inc.*	42,121	719,848

AXT, Inc.*	50,956	181,403

Ceva, Inc.*	6,781	202,481

Cohu, Inc.	31,173	420,991

CyberOptics Corp.*	3,377	48,359

Diodes, Inc.*	45,009	1,807,111

Enphase Energy, Inc.*(a)	61,336	1,363,499

FormFactor, Inc.*	29,426	548,648

Nanometrics, Inc.*	35,709	1,164,828

NVE Corp.	2,670	177,154

Photronics, Inc.*	49,691	540,638

Power Integrations, Inc.	18,723	1,693,121

Rudolph Technologies, Inc.*	40,180	1,059,145

Ultra Clean Holdings, Inc.*	130,803	1,914,302

Total Semiconductors & Semiconductor Equipment		20,111,798

Software – 0.6%

American Software, Inc. Class A	19,308	290,006

Appfolio, Inc. Class A*(a)	5,458	519,274

Ebix, Inc.(a)	43,224	1,819,730

MicroStrategy, Inc. Class A*	4,622	685,766

Monotype Imaging Holdings, Inc.	4,295	85,084

Progress Software Corp.	29,082	1,106,861

QAD, Inc. Class A	1,762	81,369

SPS Commerce, Inc.*	7,084	333,444

Zix Corp.*	12,223	88,495

Total Software		5,010,029

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

Specialty Retail – 6.6%

Abercrombie & Fitch Co. Class A	63,810	$995,436

America’s Car-Mart, Inc.*	9,322	854,827

Asbury Automotive Group, Inc.*	41,282	4,224,387

At Home Group, Inc.*(a)	31,119	299,365

Bed Bath & Beyond, Inc.(a)	518,569	5,517,574

Boot Barn Holdings, Inc.*	30,729	1,072,442

Buckle, Inc. (The)	85,709	1,765,606

Caleres, Inc.	53,590	1,254,542

Camping World Holdings, Inc. Class A(a)	217,847	1,938,838

Cato Corp. (The) Class A	33,918	597,296

Chico’s FAS, Inc.	227,268	915,890

Children’s Place, Inc. (The)	22,738	1,750,599

Citi Trends, Inc.	18,570	339,831

Conn’s, Inc.*(a)	39,057	970,957

Container Store Group, Inc. (The)*(a)	29,797	131,703

Express, Inc.*	102,100	351,224

GameStop Corp. Class A(a)	363,937	2,008,932

Genesco, Inc.*	20,103	804,522

Group 1 Automotive, Inc.	55,298	5,104,558

Guess?, Inc.(a)	39,662	734,937

Haverty Furniture Cos., Inc.	25,716	521,263

Hibbett Sports, Inc.*(a)	40,478	926,946

J. Jill, Inc.(a)	110,458	209,870

Kirkland’s, Inc.*(a)	9,184	14,143

Lithia Motors, Inc. Class A	64,283	8,509,784

Lumber Liquidators Holdings, Inc.*(a)	6,839	67,501

MarineMax, Inc.*	33,350	516,258

Office Depot, Inc.	804,473	1,411,850

Party City Holdco, Inc.*(a)	215,796	1,232,195

Shoe Carnival, Inc.	18,326	593,946

Sleep Number Corp.*	27,704	1,144,729

Sonic Automotive, Inc. Class A	81,095	2,547,194

Sportsman’s Warehouse Holdings, Inc.*(a)	76,024	393,804

Tailored Brands, Inc.	131,978	580,703

Tile Shop Holdings, Inc.	35,341	112,738

Tilly’s, Inc. Class A	38,197	360,580

Vitamin Shoppe, Inc.*	40,998	267,307

Winmark Corp.	3,079	543,105

Zumiez, Inc.*	28,315	896,878

Total Specialty Retail		52,484,260

Technology Hardware, Storage & Peripherals – 0.1%

Immersion Corp.*	87,346	668,197

Textiles, Apparel & Luxury Goods – 0.8%

Crocs, Inc.*	8,937	248,091

Culp, Inc.	13,919	226,880

G-III Apparel Group Ltd.*	63,073	1,625,391

Movado Group, Inc.	23,500	584,210

Oxford Industries, Inc.	14,856	1,065,175

Superior Group of Cos., Inc.	17,479	281,761

Unifi, Inc.*	13,405	293,838

Vera Bradley, Inc.*	35,938	362,974

Vince Holding Corp.*(a)	100,319	1,905,058

Total Textiles, Apparel & Luxury Goods		6,593,378

Thrifts & Mortgage Finance – 4.0%

Axos Financial, Inc.*	69,536	1,922,670

Capitol Federal Financial, Inc.	86,945	1,198,102

Dime Community Bancshares, Inc.	42,696	914,121

Federal Agricultural Mortgage Corp. Class C	20,019	1,634,752

First Defiance Financial Corp.	22,170	642,154

Flagstar Bancorp, Inc.	76,125	2,843,269

FS Bancorp, Inc.	4,379	229,897

Home Bancorp, Inc.	10,194	397,464

HomeStreet, Inc.*	20,365	556,372

Kearny Financial Corp.	28,956	377,586

Luther Burbank Corp.	78,318	887,343

Merchants Bancorp	37,685	623,310

Meridian Bancorp, Inc.	50,036	938,175

Meta Financial Group, Inc.	32,181	1,049,422

NMI Holdings, Inc. Class A*	58,780	1,543,563

Northfield Bancorp, Inc.	35,098	563,674

Northwest Bancshares, Inc.	72,870	1,194,339

OceanFirst Financial Corp.	32,097	757,489

Ocwen Financial Corp.*	141,368	265,772

OP Bancorp	15,213	148,783

Oritani Financial Corp.	46,454	822,004

PCSB Financial Corp.	3,671	73,383

PennyMac Financial Services, Inc.*	57,563	1,748,764

Provident Financial Services, Inc.	55,913	1,371,546

Riverview Bancorp, Inc.	22,313	164,670

Southern Missouri Bancorp, Inc.	7,953	289,728

Sterling Bancorp, Inc.	82,278	803,033

Territorial Bancorp, Inc.	9,672	276,426

Timberland Bancorp, Inc.	9,221	253,577

TrustCo Bank Corp.	99,363	809,808

United Community Financial Corp.	46,734	503,793

United Financial Bancorp, Inc.	49,798	678,747

Walker & Dunlop, Inc.	45,834	2,563,496

Waterstone Financial, Inc.	25,376	435,960

Western New England Bancorp, Inc.	20,559	195,927

WSFS Financial Corp.	43,948	1,938,107

Total Thrifts & Mortgage Finance		31,617,226

Tobacco – 0.4%

Turning Point Brands, Inc.(a)	13,892	320,349

Universal Corp.	32,457	1,778,968

Vector Group Ltd.(a)	78,131	930,544

Total Tobacco		3,029,861

Trading Companies & Distributors – 2.0%

BlueLinx Holdings, Inc.*(a)	17,720	572,888

BMC Stock Holdings, Inc.*	113,709	2,976,902

CAI International, Inc.*(a)	58,502	1,273,588

DXP Enterprises, Inc.*	14,858	515,870

EVI Industries, Inc.(a)	2,153	68,724

GMS, Inc.*	53,436	1,534,682

H&E Equipment Services, Inc.	60,153	1,736,016

Herc Holdings, Inc.*	25,437	1,183,075

Kaman Corp.	16,460	978,712

Lawson Products, Inc.*	2,254	87,297

MRC Global, Inc.*	28,424	344,783

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2019

Investments	Shares	Value

NOW, Inc.*(a)	50,726	$581,827

Rush Enterprises, Inc. Class A	59,857	2,309,283

Systemax, Inc.	40,432	889,908

Titan Machinery, Inc.*	5,736	82,254

Transcat, Inc.*	6,173	158,090

Willis Lease Finance Corp.*	10,091	558,840

Total Trading Companies & Distributors		15,852,739

Water Utilities – 0.3%

Artesian Resources Corp. Class A	7,102	262,774

Cadiz, Inc.*(a)	13,422	167,641

Connecticut Water Service, Inc.	5,334	373,700

Middlesex Water Co.	9,258	601,400

SJW Group	13,488	921,095

York Water Co. (The)	5,950	259,777

Total Water Utilities		2,586,387

Wireless Telecommunication Services – 0.0%

Spok Holdings, Inc.	4,634	55,330
Total United States		789,684,418

Puerto Rico – 0.6%

Banks – 0.4%

First BanCorp	175,252	1,749,015

OFG Bancorp	47,519	1,040,666

Total Banks		2,789,681

IT Services – 0.2%

EVERTEC, Inc.	44,077	1,376,084
Total Puerto Rico		4,165,765
TOTAL COMMON STOCKS (Cost: $743,765,528)		793,850,183

RIGHTS – 0.0%

United States – 0.0%

A. Schulman, Inc. CVR*† (Cost: $6,075)	14,030	6,075

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%

United States – 5.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $40,777,297)(c)	40,777,297	40,777,297

TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $784,548,900)		834,633,555

Other Assets less Liabilities – (5.0)%		(39,568,814)

NET ASSETS – 100.0%		$795,064,741
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,075, which represents less than a rounded 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $78,113,255. The Fund also had securities on loan having a total market value of $19,720 that were sold and pending settlement. The total market value of the collateral held by the Fund was $80,763,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,986,346.

CVR – Contingent Value Rights

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.7%

Aerospace & Defense – 0.5%

Moog, Inc. Class A	6,681	$541,963

National Presto Industries, Inc.(a)	932	83,032

Total Aerospace & Defense		624,995

Airlines – 1.0%

Allegiant Travel Co.	6,112	914,722

Hawaiian Holdings, Inc.	13,001	341,406

Total Airlines		1,256,128

Auto Components – 2.6%

Cooper Tire & Rubber Co.	11,371	297,010

Dana, Inc.	71,558	1,033,297

LCI Industries	16,289	1,496,145

Standard Motor Products, Inc.	6,434	312,371

Total Auto Components		3,138,823

Automobiles – 0.3%

Winnebago Industries, Inc.	10,382	398,150

Banks – 6.0%

1st Source Corp.	10,093	461,553

Enterprise Financial Services Corp.	5,067	206,480

FB Financial Corp.	4,710	176,860

First Financial Bancorp	52,717	1,290,249

FNCB Bancorp, Inc.	3,377	26,374

Great Western Bancorp, Inc.	29,129	961,257

Hanmi Financial Corp.	26,060	489,407

Heartland Financial USA, Inc.	6,775	303,113

LegacyTexas Financial Group, Inc.	21,346	929,191

Live Oak Bancshares, Inc.	4,779	86,500

Plumas Bancorp	1,368	27,634

Preferred Bank	5,953	311,818

ServisFirst Bancshares, Inc.	11,761	389,877

South State Corp.	14,322	1,078,447

Stock Yards Bancorp, Inc.	10,666	391,336

West Bancorporation, Inc.	2,715	59,024

Total Banks		7,189,120

Beverages – 0.2%

Coca-Cola Consolidated, Inc.	565	171,687

MGP Ingredients, Inc.(a)	1,633	81,127

Total Beverages		252,814

Building Products – 2.1%

AAON, Inc.	7,504	344,734

Apogee Enterprises, Inc.	8,817	343,775

Griffon Corp.	19,989	419,169

Insteel Industries, Inc.	1,598	32,807

Simpson Manufacturing Co., Inc.	12,199	846,244

Universal Forest Products, Inc.	13,527	539,457

Total Building Products		2,526,186

Capital Markets – 7.3%

Artisan Partners Asset Management, Inc. Class A	93,542	2,641,626

B. Riley Financial, Inc.	7,349	173,583

Cohen & Steers, Inc.	29,074	1,597,035

Diamond Hill Investment Group, Inc.	3,080	425,441

Houlihan Lokey, Inc.	16,446	741,715

Moelis & Co. Class A	39,653	1,302,601

Silvercrest Asset Management Group, Inc. Class A	4,161	51,180

Virtus Investment Partners, Inc.	3,272	361,785

Waddell & Reed Financial, Inc. Class A	72,450	1,244,691

Westwood Holdings Group, Inc.	11,176	309,240

Total Capital Markets		8,848,897

Chemicals – 7.2%

Balchem Corp.	2,849	282,592

Cabot Corp.	30,460	1,380,447

Chase Corp.	1,275	139,472

FutureFuel Corp.	11,167	133,334

H.B. Fuller Co.	13,029	606,630

Innophos Holdings, Inc.	26,276	852,919

Innospec, Inc.	5,562	495,797

Kronos Worldwide, Inc.	120,224	1,487,171

Minerals Technologies, Inc.	2,424	128,690

PolyOne Corp.	36,397	1,188,362

Quaker Chemical Corp.	1,748	276,429

Sensient Technologies Corp.	17,760	1,219,224

Stepan Co.	4,913	476,856

Total Chemicals		8,667,923

Commercial Services & Supplies – 8.7%

ABM Industries, Inc.	28,464	1,033,812

ACCO Brands Corp.	58,195	574,385

Brady Corp. Class A	16,171	857,872

Deluxe Corp.	21,427	1,053,351

Ennis, Inc.	21,253	429,523

Herman Miller, Inc.	24,102	1,110,861

HNI Corp.	23,348	828,854

Interface, Inc.	16,970	245,047

Kimball International, Inc. Class B	12,827	247,561

Knoll, Inc.	26,979	683,918

Matthews International Corp. Class A	10,060	356,023

McGrath RentCorp	10,049	699,310

Mobile Mini, Inc.	21,936	808,561

Steelcase, Inc. Class A	51,959	956,046

U.S. Ecology, Inc.	3,898	249,238

UniFirst Corp.	784	152,974

Viad Corp.	2,770	186,005

VSE Corp.	1,795	61,192

Total Commercial Services & Supplies		10,534,533

Communications Equipment – 0.8%

InterDigital, Inc.	11,385	597,371

Plantronics, Inc.	11,054	412,535

Total Communications Equipment		1,009,906

Construction & Engineering – 1.1%

Argan, Inc.	6,246	245,405

Comfort Systems USA, Inc.	4,728	209,120

Primoris Services Corp.	8,876	174,058

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2019

Investments	Shares	Value

Valmont Industries, Inc.	4,636	$641,808

Total Construction & Engineering		1,270,391

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	695	53,168

Containers & Packaging – 1.6%

Greif, Inc. Class A	17,393	659,021

Owens-Illinois, Inc.	31,272	321,163

Silgan Holdings, Inc.	29,772	894,202

Total Containers & Packaging		1,874,386

Distributors – 0.4%

Core-Mark Holding Co., Inc.	13,628	437,663

Weyco Group, Inc.	4,239	95,844

Total Distributors		533,507

Diversified Consumer Services – 0.1%

Carriage Services, Inc.	6,358	129,958

Electric Utilities – 1.6%

MGE Energy, Inc.	11,818	943,903

Otter Tail Corp.	17,413	935,949

Total Electric Utilities		1,879,852

Electrical Equipment – 0.3%

Allied Motion Technologies, Inc.	415	14,654

AZZ, Inc.	6,622	288,454

Encore Wire Corp.	616	34,668

Total Electrical Equipment		337,776

Electronic Equipment, Instruments & Components – 1.4%

Badger Meter, Inc.	5,401	290,034

CTS Corp.	3,392	109,765

KEMET Corp.(a)	11,096	201,725

Methode Electronics, Inc.	12,229	411,384

MTS Systems Corp.	8,030	443,657

PC Connection, Inc.	5,039	196,017

Total Electronic Equipment, Instruments & Components		1,652,582

Entertainment – 0.1%

Marcus Corp. (The)	4,733	175,168

Equity Real Estate Investment Trusts (REITs) – 4.0%

Brookfield Property REIT, Inc. Class A(a)	138,782	2,829,765

PotlatchDeltic Corp.(a)	49,865	2,048,704

Total Equity Real Estate Investment Trusts (REITs)		4,878,469

Food & Staples Retailing – 0.9%

Ingles Markets, Inc. Class A	5,343	207,629

PriceSmart, Inc.	5,830	414,513

Weis Markets, Inc.	12,255	467,406

Total Food & Staples Retailing		1,089,548

Food Products – 1.2%

Calavo Growers, Inc.(a)	3,454	328,752

J&J Snack Foods Corp.	3,686	707,712

John B. Sanfilippo & Son, Inc.	1,332	128,671

Limoneira Co.	3,577	65,674

Tootsie Roll Industries, Inc.	7,109	264,028

Total Food Products		1,494,837

Gas Utilities – 0.4%

Chesapeake Utilities Corp.	4,370	416,548

RGC Resources, Inc.	2,187	63,948

Total Gas Utilities		480,496

Health Care Equipment & Supplies – 0.8%

Atrion Corp.	215	167,522

CONMED Corp.	5,935	570,650

LeMaitre Vascular, Inc.	3,661	125,133

Utah Medical Products, Inc.	837	80,218

Total Health Care Equipment & Supplies		943,523

Health Care Providers & Services – 1.5%

Ensign Group, Inc. (The)	3,659	173,546

Patterson Cos., Inc.	76,843	1,369,342

U.S. Physical Therapy, Inc.	1,776	231,857

Total Health Care Providers & Services		1,774,745

Health Care Technology – 0.1%

Simulations Plus, Inc.	3,659	126,967

Hotels, Restaurants & Leisure – 2.2%

BBX Capital Corp.	9,436	44,066

BJ’s Restaurants, Inc.	3,200	124,288

Bloomin’ Brands, Inc.	30,326	574,071

Boyd Gaming Corp.	18,899	452,631

Cheesecake Factory, Inc. (The)(a)	22,451	935,758

Dave & Buster’s Entertainment, Inc.	8,611	335,398

RCI Hospitality Holdings, Inc.	964	19,936

Ruth’s Hospitality Group, Inc.	10,028	204,722

Total Hotels, Restaurants & Leisure		2,690,870

Household Durables – 2.8%

Bassett Furniture Industries, Inc.	4,648	71,114

Ethan Allen Interiors, Inc.	18,265	348,862

Flexsteel Industries, Inc.	4,955	73,433

Hooker Furniture Corp.	3,975	85,224

KB Home	7,563	257,142

La-Z-Boy, Inc.	15,883	533,510

Lifetime Brands, Inc.	5,387	47,675

MDC Holdings, Inc.	44,946	1,937,173

Total Household Durables		3,354,133

Household Products – 0.5%

Oil-Dri Corp. of America	3,063	104,326

WD-40 Co.(a)	2,795	512,994

Total Household Products		617,320

Independent Power & Renewable Electricity Producers – 0.4%

Ormat Technologies, Inc.	6,366	472,930

Industrial Conglomerates – 0.2%

Raven Industries, Inc.	8,065	269,855

Insurance – 1.4%

AMERISAFE, Inc.	4,698	310,585

Employers Holdings, Inc.	10,317	449,615

HCI Group, Inc.	4,410	185,396

Independence Holding Co.	2,011	77,604

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2019

Investments	Shares	Value

Investors Title Co.	292	$46,749

Kingstone Cos., Inc.	5,001	42,608

Kinsale Capital Group, Inc.	1,718	177,487

United Insurance Holdings Corp.	9,813	137,284

Universal Insurance Holdings, Inc.	9,531	285,835

Total Insurance		1,713,163

Internet & Direct Marketing Retail – 0.3%

PetMed Express, Inc.(a)	16,617	299,438

IT Services – 3.7%

CSG Systems International, Inc.	14,055	726,362

Hackett Group, Inc. (The)	10,071	165,769

KBR, Inc.	45,087	1,106,435

NIC, Inc.	28,938	597,570

Science Applications International Corp.	12,931	1,129,523

TTEC Holdings, Inc.	16,149	773,214

Total IT Services		4,498,873

Leisure Products – 0.5%

Callaway Golf Co.	3,953	76,728

Johnson Outdoors, Inc. Class A	1,337	78,295

Marine Products Corp.	13,438	190,282

Sturm Ruger & Co., Inc.	4,618	192,847

Total Leisure Products		538,152

Machinery – 6.9%

Alamo Group, Inc.	1,103	129,845

Albany International Corp. Class A	4,662	420,326

Altra Industrial Motion Corp.	26,782	741,727

Briggs & Stratton Corp.	28,050	169,983

Douglas Dynamics, Inc.	10,696	476,721

EnPro Industries, Inc.	5,102	350,252

ESCO Technologies, Inc.	1,965	156,335

Federal Signal Corp.	15,008	491,362

Franklin Electric Co., Inc.	8,781	419,820

Gorman-Rupp Co. (The)	6,849	238,277

Greenbrier Cos., Inc. (The)	12,742	383,789

Helios Technologies, Inc.	4,947	200,700

Hillenbrand, Inc.	20,840	643,539

Hyster-Yale Materials Handling, Inc.	4,095	224,119

John Bean Technologies Corp.	2,849	283,276

Kadant, Inc.	1,788	156,969

Lindsay Corp.(a)	2,176	202,042

Miller Industries, Inc.	4,789	159,474

Mueller Industries, Inc.	15,367	440,726

Mueller Water Products, Inc. Class A	51,302	576,634

Omega Flex, Inc.	2,900	296,525

Park-Ohio Holdings Corp.	3,171	94,686

REV Group, Inc.(a)	21,164	241,904

Standex International Corp.	2,348	171,263

Tennant Co.	4,658	329,321

Wabash National Corp.	22,091	320,540

Total Machinery		8,320,155

Marine – 0.5%

Matson, Inc.	16,530	620,040

Media – 4.5%

Entercom Communications Corp. Class A(a)	130,651	436,374

Entravision Communications Corp. Class A	77,526	246,533

John Wiley & Sons, Inc. Class A	21,668	952,092

Meredith Corp.	27,510	1,008,517

Saga Communications, Inc. Class A	706	21,003

Sinclair Broadcast Group, Inc. Class A	34,062	1,455,810

TEGNA, Inc.	81,350	1,263,365

Total Media		5,383,694

Metals & Mining – 2.6%

Carpenter Technology Corp.	17,142	885,556

Commercial Metals Co.	54,837	953,067

Materion Corp.	3,084	189,234

Schnitzer Steel Industries, Inc. Class A	13,600	280,976

Worthington Industries, Inc.	24,612	887,263

Total Metals & Mining		3,196,096

Multiline Retail – 0.6%

Big Lots, Inc.	28,387	695,482

Oil, Gas & Consumable Fuels – 0.3%

Evolution Petroleum Corp.	31,065	181,419

NACCO Industries, Inc. Class A	1,803	115,230

Total Oil, Gas & Consumable Fuels		296,649

Paper & Forest Products – 1.7%

Boise Cascade Co.	10,056	327,725

Neenah, Inc.	7,826	509,629

Schweitzer-Mauduit International, Inc.	33,785	1,264,911

Total Paper & Forest Products		2,102,265

Personal Products – 0.8%

Inter Parfums, Inc.	9,570	669,613

Medifast, Inc.(a)	2,902	300,734

Natural Health Trends Corp.(a)	5,112	36,193

Total Personal Products		1,006,540

Pharmaceuticals – 0.1%

Phibro Animal Health Corp. Class A	4,966	105,925

Professional Services – 1.8%

Barrett Business Services, Inc.	2,015	178,972

CRA International, Inc.	2,303	96,657

Exponent, Inc.	8,659	605,264

ICF International, Inc.	2,499	211,091

Kelly Services, Inc. Class A	8,331	201,777

Kforce, Inc.	10,065	380,809

Korn Ferry	8,509	328,788

Navigant Consulting, Inc.	5,895	164,765

Total Professional Services		2,168,123

Real Estate Management & Development – 0.5%

Consolidated-Tomoka Land Co.	546	35,818

Realogy Holdings Corp.(a)	41,202	275,229

RMR Group, Inc. (The) Class A	5,639	256,462

Total Real Estate Management & Development		567,509

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2019

Investments	Shares	Value

Road & Rail – 1.2%

ArcBest Corp.	3,801	$115,740

Heartland Express, Inc.	5,860	126,049

Marten Transport Ltd.	5,150	107,017

Schneider National, Inc. Class B	18,846	409,335

Universal Logistics Holdings, Inc.	10,124	235,687

Werner Enterprises, Inc.	13,641	481,527

Total Road & Rail		1,475,355

Semiconductors & Semiconductor Equipment – 0.4%

Power Integrations, Inc.	5,160	466,619

Software – 0.1%

Ebix, Inc.(a)	3,642	153,328

Specialty Retail – 6.5%

Buckle, Inc. (The)	43,452	895,111

Caleres, Inc.	7,171	167,873

Chico’s FAS, Inc.	126,602	510,206

Children’s Place, Inc. (The)(a)	5,926	456,243

Designer Brands, Inc. Class A	52,379	896,729

Dick’s Sporting Goods, Inc.	32,210	1,314,490

Group 1 Automotive, Inc.	6,622	611,277

Guess?, Inc.	59,849	1,109,002

Haverty Furniture Cos., Inc.	11,997	243,179

Lithia Motors, Inc. Class A	6,323	837,039

Monro, Inc.(a)	5,904	466,475

Shoe Carnival, Inc.	2,624	85,044

Sonic Automotive, Inc. Class A	9,220	289,600

Total Specialty Retail		7,882,268

Technology Hardware, Storage & Peripherals – 0.0%

AstroNova, Inc.	1,724	27,877

Textiles, Apparel & Luxury Goods – 1.4%

Culp, Inc.	4,295	70,008

Oxford Industries, Inc.	5,576	399,799

Rocky Brands, Inc.	2,577	85,634

Steven Madden Ltd.	28,577	1,022,771

Superior Group of Cos., Inc.	5,815	93,738

Total Textiles, Apparel & Luxury Goods		1,671,950

Thrifts & Mortgage Finance – 2.1%

FS Bancorp, Inc.	976	51,240

Hingham Institution for Savings	263	49,707

Timberland Bancorp, Inc.	2,965	81,537

Walker & Dunlop, Inc.	12,419	694,595

Washington Federal, Inc.	37,040	1,370,110

WSFS Financial Corp.	5,837	257,412

Total Thrifts & Mortgage Finance		2,504,601

Trading Companies & Distributors – 2.0%

Applied Industrial Technologies, Inc.	12,971	736,753

H&E Equipment Services, Inc.	31,572	911,168

Kaman Corp.	6,408	381,020

Rush Enterprises, Inc. Class A	7,216	278,393

Rush Enterprises, Inc. Class B	1,901	75,907

Total Trading Companies & Distributors		2,383,241

Water Utilities – 1.4%

American States Water Co.	9,834	883,683

SJW Group	9,020	615,976

York Water Co. (The)	4,321	188,655

Total Water Utilities		1,688,314

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	4,798	152,432
Total United States		120,466,045

Puerto Rico – 0.2%

IT Services – 0.2%

EVERTEC, Inc.	8,878	277,171
TOTAL COMMON STOCKS (Cost: $109,356,476)		120,743,216

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%

United States – 3.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $4,506,158)(c)	4,506,158	4,506,158

TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $113,862,634)		125,249,374

Other Assets less Liabilities – (3.6)%		(4,379,663)

NET ASSETS – 100.0%		$120,869,711
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,819,500 and the total market value of the collateral held by the Fund was $5,973,954. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,467,796.

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 2.7%

AAR Corp.	782	$32,226

Arconic, Inc.	5,038	130,988

Boeing Co. (The)	15,339	5,836,029

BWX Technologies, Inc.	2,263	129,466

Curtiss-Wright Corp.	582	75,293

General Dynamics Corp.	7,309	1,335,573

Hexcel Corp.	552	45,336

Huntington Ingalls Industries, Inc.	867	183,622

L3Harris Technologies, Inc.	5,365	1,119,354

Lockheed Martin Corp.	10,096	3,938,046

National Presto Industries, Inc.(a)	877	78,132

Northrop Grumman Corp.	3,321	1,244,678

Raytheon Co.	6,560	1,287,006

Triumph Group, Inc.	7,459	170,662

United Technologies Corp.	25,819	3,524,810

Total Aerospace & Defense		19,131,221

Air Freight & Logistics – 0.7%

C.H. Robinson Worldwide, Inc.(a)	3,783	320,723

Expeditors International of Washington, Inc.	3,749	278,513

FedEx Corp.	4,043	588,540

Forward Air Corp.	575	36,639

United Parcel Service, Inc. Class B	30,531	3,658,224

Total Air Freight & Logistics		4,882,639

Airlines – 0.3%

Alaska Air Group, Inc.	1,911	124,043

Allegiant Travel Co.	750	112,245

American Airlines Group, Inc.(a)	8,815	237,741

Delta Air Lines, Inc.	22,380	1,289,088

Hawaiian Holdings, Inc.	866	22,741

Southwest Airlines Co.	7,326	395,677

Total Airlines		2,181,535

Auto Components – 0.1%

BorgWarner, Inc.	5,611	205,811

Dana, Inc.	12,998	187,691

Gentex Corp.	6,996	192,635

Goodyear Tire & Rubber Co. (The)	10,835	156,078

LCI Industries	1,530	140,531

Lear Corp.	1,509	177,911

Total Auto Components		1,060,657

Automobiles – 0.9%

Ford Motor Co.	336,592	3,083,183

General Motors Co.	72,703	2,724,909

Harley-Davidson, Inc.	10,226	367,829

Thor Industries, Inc.	3,233	183,117

Total Automobiles		6,359,038

Banks – 9.2%

Associated Banc-Corp.	4,707	95,317

Banc of California, Inc.	7,176	101,469

BancorpSouth Bank	3,279	97,091

Bank of America Corp.	280,951	8,195,341

Bank of Marin Bancorp	2,426	100,655

Bank OZK	12,750	347,692

BankUnited, Inc.	6,802	228,683

BB&T Corp.	30,758	1,641,554

Berkshire Hills Bancorp, Inc.	3,803	111,390

BOK Financial Corp.	2,664	210,856

Boston Private Financial Holdings, Inc.	7,823	91,177

Cadence BanCorp(a)	15,101	264,872

Cathay General Bancorp	4,826	167,631

CIT Group, Inc.	6,517	295,285

Citigroup, Inc.	99,483	6,872,286

Citizens & Northern Corp.	4,593	120,704

Citizens Financial Group, Inc.	22,343	790,272

Columbia Banking System, Inc.	3,120	115,128

Comerica, Inc.	6,597	435,336

Commerce Bancshares, Inc.(a)	1,823	110,565

Community Bank System, Inc.	2,144	132,263

ConnectOne Bancorp, Inc.	4,081	90,598

Cullen/Frost Bankers, Inc.	2,362	209,155

CVB Financial Corp.	5,294	110,486

East West Bancorp, Inc.	3,954	175,123

Fifth Third Bancorp	27,937	764,915

First Financial Bancorp	2,262	55,362

First Financial Bankshares, Inc.	3,023	100,757

First Hawaiian, Inc.	11,787	314,713

First Horizon National Corp.	21,839	353,792

First Republic Bank	1,725	166,807

Flushing Financial Corp.	1,213	24,509

FNB Corp.	32,857	378,841

Fulton Financial Corp.	8,070	130,573

Glacier Bancorp, Inc.	3,667	148,367

Great Southern Bancorp, Inc.	2,444	139,186

Great Western Bancorp, Inc.	2,886	95,238

Guaranty Bancshares, Inc.	2,340	71,581

Hancock Whitney Corp.	5,836	223,490

Hanmi Financial Corp.	6,562	123,234

Hilltop Holdings, Inc.	5,998	143,292

Home BancShares, Inc.	13,235	248,752

Hope Bancorp, Inc.	21,819	312,884

Huntington Bancshares, Inc.	53,167	758,693

Iberiabank Corp.	2,114	159,692

Independent Bank Corp.	476	35,533

International Bancshares Corp.	2,497	96,434

Investors Bancorp, Inc.	19,694	223,724

JPMorgan Chase & Co.	129,337	15,221,672

KeyCorp	57,326	1,022,696

Lakeland Bancorp, Inc.	2,836	43,759

M&T Bank Corp.	3,418	539,941

Midland States Bancorp, Inc.	5,006	130,406

Old National Bancorp(a)	8,208	141,219

Opus Bank	4,025	87,624

PacWest Bancorp	16,553	601,536

Park National Corp.	1,193	113,108

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

People’s United Financial, Inc.	25,327	$395,988

Pinnacle Financial Partners, Inc.	2,466	139,946

PNC Financial Services Group, Inc. (The)	16,283	2,282,225

Prosperity Bancshares, Inc.(a)	2,453	173,255

Regions Financial Corp.	51,482	814,445

Renasant Corp.	3,302	115,603

Republic Bancorp, Inc. Class A	1,673	72,692

S&T Bancorp, Inc.	2,826	103,234

Signature Bank	1,390	165,716

South State Corp.	2,708	203,912

Sterling Bancorp	11,582	232,335

SunTrust Banks, Inc.	19,216	1,322,061

Synovus Financial Corp.	8,478	303,173

TCF Financial Corp.	7,468	284,307

U.S. Bancorp	56,041	3,101,309

UMB Financial Corp.	1,688	109,011

Umpqua Holdings Corp.	15,581	256,463

United Bankshares, Inc.	6,833	258,766

United Community Banks, Inc.	3,854	109,261

Unity Bancorp, Inc.	2,027	44,898

Valley National Bancorp	22,235	241,694

Webster Financial Corp.	1,684	78,929

Wells Fargo & Co.	212,008	10,693,684

Zions Bancorp NA	5,689	253,274

Total Banks		65,839,440

Beverages – 2.7%

Brown-Forman Corp. Class A	4,523	270,249

Brown-Forman Corp. Class B	4,449	279,308

Coca-Cola Co. (The)	164,967	8,980,804

Constellation Brands, Inc. Class A	2,511	520,480

Keurig Dr Pepper, Inc.	31,679	865,470

Molson Coors Brewing Co. Class B	6,331	364,033

PepsiCo, Inc.	56,874	7,797,425

Total Beverages		19,077,769

Biotechnology – 2.0%

AbbVie, Inc.	91,164	6,902,938

Amgen, Inc.	21,825	4,223,356

Gilead Sciences, Inc.	53,442	3,387,154

Total Biotechnology		14,513,448

Building Products – 0.2%

A.O. Smith Corp.	4,623	220,563

Fortune Brands Home & Security, Inc.	5,235	286,354

Griffon Corp.	7,070	148,258

Lennox International, Inc.	723	175,667

Masco Corp.	7,213	300,638

Owens Corning	4,523	285,854

Total Building Products		1,417,334

Capital Markets – 3.1%

Affiliated Managers Group, Inc.	2,142	178,536

Ameriprise Financial, Inc.	5,889	866,272

Ares Management Corp. Class A	5,429	145,551

Artisan Partners Asset Management, Inc. Class A	12,375	349,470

Bank of New York Mellon Corp. (The)	25,447	1,150,459

BGC Partners, Inc. Class A	59,586	327,723

BlackRock, Inc.	5,960	2,656,014

CBOE Global Markets, Inc.	1,727	198,450

Charles Schwab Corp. (The)	18,821	787,282

CME Group, Inc.	7,533	1,592,024

Cohen & Steers, Inc.	4,183	229,772

E*TRADE Financial Corp.	2,020	88,254

Eaton Vance Corp.	7,622	342,456

Evercore, Inc. Class A	1,282	102,688

FactSet Research Systems, Inc.	736	178,826

Federated Investors, Inc. Class B	7,521	243,756

Franklin Resources, Inc.	20,188	582,626

Goldman Sachs Group, Inc. (The)	8,580	1,778,033

Intercontinental Exchange, Inc.	8,039	741,758

KKR & Co., Inc. Class A	15,775	423,559

Legg Mason, Inc.	10,198	389,462

LPL Financial Holdings, Inc.	3,016	247,010

MarketAxess Holdings, Inc.	168	55,020

Moelis & Co. Class A	4,143	136,097

Moody’s Corp.	2,932	600,562

Morgan Stanley	63,097	2,692,349

MSCI, Inc.	1,620	352,755

Nasdaq, Inc.	3,955	392,929

Northern Trust Corp.	4,879	455,308

Raymond James Financial, Inc.	2,545	209,861

S&P Global, Inc.	3,449	844,936

SEI Investments Co.	2,781	164,788

Silvercrest Asset Management Group, Inc. Class A	2,132	26,224

State Street Corp.	15,526	918,984

Stifel Financial Corp.	2,044	117,285

T. Rowe Price Group, Inc.	7,714	881,324

TD Ameritrade Holding Corp.	14,478	676,123

Virtu Financial, Inc. Class A(a)	7,028	114,978

Waddell & Reed Financial, Inc. Class A	8,343	143,333

Westwood Holdings Group, Inc.	2,477	68,539

Total Capital Markets		22,451,376

Chemicals – 1.4%

Air Products & Chemicals, Inc.	6,723	1,491,565

Albemarle Corp.(a)	2,361	164,137

Ashland Global Holdings, Inc.	1,104	85,063

Cabot Corp.	2,392	108,405

Celanese Corp.	3,031	370,661

CF Industries Holdings, Inc.	7,335	360,882

Chemours Co. (The)	8,497	126,945

DuPont de Nemours, Inc.	26,252	1,872,030

Eastman Chemical Co.	5,574	411,528

Ecolab, Inc.	4,144	820,678

FMC Corp.	2,131	186,846

Hawkins, Inc.	1,775	75,438

Huntsman Corp.	13,596	316,243

Innophos Holdings, Inc.	3,972	128,931

International Flavors & Fragrances, Inc.(a)	2,302	282,432

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Kronos Worldwide, Inc.	13,857	$171,411

Mosaic Co. (The)	1,841	37,741

Olin Corp.	11,372	212,884

PolyOne Corp.	4,150	135,497

PPG Industries, Inc.	4,891	579,632

Quaker Chemical Corp.	225	35,582

RPM International, Inc.	4,307	296,365

Scotts Miracle-Gro Co. (The)	2,460	250,477

Sensient Technologies Corp.	1,406	96,522

Sherwin-Williams Co. (The)	1,172	644,448

Valhi, Inc.	37,576	71,394

Valvoline, Inc.	6,982	153,813

W.R. Grace & Co.	1,630	108,819

Westlake Chemical Corp.	2,811	184,177

Total Chemicals		9,780,546

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	3,860	140,195

ACCO Brands Corp.	12,465	123,030

ADT, Inc.(a)	27,423	171,942

Cintas Corp.	1,626	435,931

Covanta Holding Corp.	7,593	131,283

Deluxe Corp.	2,328	114,444

Healthcare Services Group, Inc.(a)	2,897	70,368

HNI Corp.	2,489	88,359

Interface, Inc.	6,177	89,196

KAR Auction Services, Inc.(a)	4,969	121,989

McGrath RentCorp	1,073	74,670

MSA Safety, Inc.	1,867	203,708

Quad/Graphics, Inc.	5,735	60,275

Republic Services, Inc.	9,194	795,741

Rollins, Inc.(a)	5,316	181,116

UniFirst Corp.	199	38,829

Waste Management, Inc.	11,699	1,345,385

Total Commercial Services & Supplies		4,186,461

Communications Equipment – 1.3%

ADTRAN, Inc.	7,661	86,914

Cisco Systems, Inc.	164,399	8,122,955

Juniper Networks, Inc.	10,111	250,247

Motorola Solutions, Inc.	4,537	773,150

Total Communications Equipment		9,233,266

Construction & Engineering – 0.0%

Fluor Corp.	5,192	99,323

Jacobs Engineering Group, Inc.	1,244	113,826

Total Construction & Engineering		213,149

Construction Materials – 0.0%

Martin Marietta Materials, Inc.	582	159,526

Vulcan Materials Co.	737	111,464

Total Construction Materials		270,990

Consumer Finance – 0.8%

Ally Financial, Inc.	11,544	382,799

American Express Co.	15,669	1,853,329

Capital One Financial Corp.	10,020	911,620

Discover Financial Services	7,817	633,880

Navient Corp.	7,010	89,728

Nelnet, Inc. Class A	831	52,852

Santander Consumer USA Holdings, Inc.	17,620	449,486

Synchrony Financial	30,620	1,043,836

Total Consumer Finance		5,417,530

Containers & Packaging – 0.5%

AptarGroup, Inc.	1,694	200,654

Avery Dennison Corp.	2,349	266,776

Ball Corp.	6,042	439,918

Graphic Packaging Holding Co.	13,051	192,502

Greif, Inc. Class B	2,307	105,107

International Paper Co.	23,121	966,920

Myers Industries, Inc.	1,966	34,700

Owens-Illinois, Inc.	5,054	51,905

Packaging Corp. of America	3,818	405,090

Sealed Air Corp.	4,938	204,976

Sonoco Products Co.	4,526	263,458

WestRock Co.	13,737	500,714

Total Containers & Packaging		3,632,720

Distributors – 0.1%

Genuine Parts Co.	5,154	513,287

Pool Corp.	860	173,462

Weyco Group, Inc.	2,157	48,770

Total Distributors		735,519

Diversified Consumer Services – 0.1%

H&R Block, Inc.	8,711	205,754

Service Corp. International	5,725	273,712

Total Diversified Consumer Services		479,466

Diversified Financial Services – 0.1%

AXA Equitable Holdings, Inc.	19,363	429,084

Jefferies Financial Group, Inc.	15,326	281,998

Total Diversified Financial Services		711,082

Diversified Telecommunication Services – 5.1%

AT&T, Inc.	575,803	21,788,386

CenturyLink, Inc.	142,211	1,774,793

Cogent Communications Holdings, Inc.	6,415	353,467

Verizon Communications, Inc.	214,473	12,945,590

Total Diversified Telecommunication Services		36,862,236

Electric Utilities – 3.4%

ALLETE, Inc.	2,543	222,284

Alliant Energy Corp.	8,664	467,249

American Electric Power Co., Inc.	20,398	1,911,089

Avangrid, Inc.(a)	14,583	761,962

Duke Energy Corp.	35,340	3,387,692

Edison International	12,621	951,876

El Paso Electric Co.	2,194	147,174

Entergy Corp.	9,020	1,058,587

Evergy, Inc.	10,354	689,162

Eversource Energy	12,196	1,042,392

Exelon Corp.	39,129	1,890,322

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

FirstEnergy Corp.	21,310	$1,027,781

Hawaiian Electric Industries, Inc.	5,362	244,561

IDACORP, Inc.	2,054	231,424

NextEra Energy, Inc.	14,318	3,335,951

OGE Energy Corp.	9,294	421,762

Otter Tail Corp.	3,290	176,837

Pinnacle West Capital Corp.	4,425	429,535

PNM Resources, Inc.	4,190	218,215

Portland General Electric Co.	3,560	200,677

PPL Corp.	34,855	1,097,584

Southern Co. (The)	55,184	3,408,716

Xcel Energy, Inc.	18,607	1,207,408

Total Electric Utilities		24,530,240

Electrical Equipment – 0.4%

AMETEK, Inc.	2,420	222,204

Emerson Electric Co.	24,612	1,645,558

GrafTech International Ltd.(a)	9,391	120,205

Hubbell, Inc.	2,524	331,654

Rockwell Automation, Inc.	3,344	551,091

Total Electrical Equipment		2,870,712

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp. Class A	3,641	351,356

Avnet, Inc.	2,544	113,170

AVX Corp.	8,475	128,820

CDW Corp.	2,548	314,016

Corning, Inc.	24,354	694,576

FLIR Systems, Inc.	3,369	177,176

Jabil, Inc.	4,512	161,394

Littelfuse, Inc.	167	29,611

Methode Electronics, Inc.	3,094	104,082

National Instruments Corp.	4,017	168,674

SYNNEX Corp.	2,810	317,249

Total Electronic Equipment, Instruments & Components		2,560,124

Energy Equipment & Services – 0.2%

Archrock, Inc.	8,134	81,096

Baker Hughes a GE Co.	22,795	528,844

Halliburton Co.	27,055	509,987

Helmerich & Payne, Inc.	5,117	205,038

National Oilwell Varco, Inc.	3,589	76,087

Patterson-UTI Energy, Inc.	6,279	53,685

U.S. Silica Holdings, Inc.	7,126	68,125

Total Energy Equipment & Services		1,522,862

Entertainment – 0.7%

Activision Blizzard, Inc.	4,915	260,102

AMC Entertainment Holdings, Inc. Class A(a)	6,632	70,962

Cinemark Holdings, Inc.	5,248	202,783

Marcus Corp. (The)	1,195	44,227

Viacom, Inc. Class A(a)	8,027	210,789

Viacom, Inc. Class B	4,950	118,949

Walt Disney Co. (The)	33,054	4,307,597

Total Entertainment		5,215,409

Equity Real Estate Investment Trusts (REITs) – 7.9%

Acadia Realty Trust	5,404	154,446

Alexandria Real Estate Equities, Inc.	3,134	482,761

American Assets Trust, Inc.	3,145	146,997

American Campus Communities, Inc.	6,944	333,868

American Finance Trust, Inc.(a)	10,620	148,255

American Homes 4 Rent Class A	5,633	145,838

American Tower Corp.	11,726	2,592,970

Americold Realty Trust	5,439	201,624

Apartment Investment & Management Co. Class A	6,358	331,506

Apple Hospitality REIT, Inc.	10,911	180,904

Ashford Hospitality Trust, Inc.	24,591	81,396

AvalonBay Communities, Inc.	5,750	1,238,147

Boston Properties, Inc.	4,864	630,666

Brandywine Realty Trust	9,854	149,288

Brixmor Property Group, Inc.	12,853	260,787

Brookfield Property REIT, Inc. Class A(a)	22,307	454,840

Camden Property Trust	4,178	463,800

CatchMark Timber Trust, Inc. Class A	11,969	127,709

Cedar Realty Trust, Inc.	32,803	98,409

Chatham Lodging Trust	8,483	153,966

Columbia Property Trust, Inc.	6,614	139,886

Community Healthcare Trust, Inc.	4,042	180,071

CoreCivic, Inc.	10,049	173,647

CorePoint Lodging, Inc.	9,958	100,675

CoreSite Realty Corp.	1,402	170,834

Corporate Office Properties Trust	4,192	124,838

Cousins Properties, Inc.	4,302	161,712

Crown Castle International Corp.	20,926	2,908,923

CubeSmart	7,972	278,223

CyrusOne, Inc.	3,930	310,863

DiamondRock Hospitality Co.	12,624	129,396

Digital Realty Trust, Inc.	9,398	1,219,954

Douglas Emmett, Inc.	5,734	245,587

Duke Realty Corp.	14,234	483,529

Easterly Government Properties, Inc.	6,023	128,290

EastGroup Properties, Inc.	2,214	276,794

Empire State Realty Trust, Inc. Class A	10,868	155,086

EPR Properties	5,315	408,511

Equinix, Inc.	1,922	1,108,610

Equity LifeStyle Properties, Inc.	3,007	401,735

Equity Residential	14,141	1,219,803

Essex Property Trust, Inc.	2,412	787,880

Extra Space Storage, Inc.	6,707	783,512

Federal Realty Investment Trust	2,754	374,930

First Industrial Realty Trust, Inc.	4,860	192,262

Gaming and Leisure Properties, Inc.	21,076	805,946

GEO Group, Inc. (The)	12,631	219,022

Gladstone Commercial Corp.	4,319	101,497

Global Net Lease, Inc.	7,733	150,794

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,305	125,491

HCP, Inc.	27,204	969,279

Healthcare Realty Trust, Inc.	6,002	201,067

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Healthcare Trust of America, Inc. Class A	9,837	$289,011

Hersha Hospitality Trust	4,018	59,788

Highwoods Properties, Inc.	3,528	158,548

Host Hotels & Resorts, Inc.	28,040	484,812

Hudson Pacific Properties, Inc.	6,485	216,988

Independence Realty Trust, Inc.	9,673	138,421

Industrial Logistics Properties Trust	9,284	197,285

Investors Real Estate Trust	2,593	193,619

Invitation Homes, Inc.	10,475	310,165

Iron Mountain, Inc.	25,845	837,120

iStar, Inc.(a)	10,898	142,219

JBG SMITH Properties	4,082	160,055

Kilroy Realty Corp.	2,722	212,017

Kimco Realty Corp.	22,876	477,651

Kite Realty Group Trust	9,526	153,845

Lamar Advertising Co. Class A	5,034	412,436

Lexington Realty Trust	22,001	225,510

Liberty Property Trust	9,571	491,279

Life Storage, Inc.	3,411	359,554

LTC Properties, Inc.	3,163	162,009

Macerich Co. (The)(a)	4,728	149,358

Mack-Cali Realty Corp.	4,511	97,708

Medical Properties Trust, Inc.	35,680	697,901

Mid-America Apartment Communities, Inc.	4,649	604,416

National Health Investors, Inc.	2,734	225,254

National Retail Properties, Inc.	9,425	531,570

New Senior Investment Group, Inc.	31,753	212,110

Office Properties Income Trust	3,387	103,778

Omega Healthcare Investors, Inc.	27,700	1,157,583

One Liberty Properties, Inc.	5,462	150,369

Outfront Media, Inc.	5,342	148,401

Paramount Group, Inc.	7,203	96,160

Park Hotels & Resorts, Inc.	19,333	482,745

Pebblebrook Hotel Trust	9,200	255,944

Physicians Realty Trust	13,230	234,833

Piedmont Office Realty Trust, Inc. Class A	10,287	214,793

PotlatchDeltic Corp.(a)	2,048	84,142

Preferred Apartment Communities, Inc. Class A	6,125	88,506

Prologis, Inc.	23,963	2,042,127

PS Business Parks, Inc.	1,337	243,267

Public Storage	7,860	1,927,822

QTS Realty Trust, Inc. Class A	2,085	107,190

Rayonier, Inc.	6,117	172,499

Realty Income Corp.	16,921	1,297,502

Regency Centers Corp.	6,508	452,241

Retail Opportunity Investments Corp.	8,106	147,772

Retail Properties of America, Inc. Class A	13,126	161,712

Rexford Industrial Realty, Inc.	1,072	47,189

RLJ Lodging Trust	12,047	204,679

RPT Realty	7,689	104,186

Ryman Hospitality Properties, Inc.	3,204	262,119

Sabra Health Care REIT, Inc.(a)	21,743	499,219

Safehold, Inc.	6,011	183,336

Saul Centers, Inc.	1,723	93,921

Senior Housing Properties Trust	45,245	418,742

Service Properties Trust	15,736	405,831

Simon Property Group, Inc.	16,906	2,631,419

SL Green Realty Corp.	2,035	166,361

Spirit Realty Capital, Inc.	6,521	312,095

STAG Industrial, Inc.	6,838	201,584

STORE Capital Corp.	12,111	453,073

Sun Communities, Inc.	3,451	512,301

Tanger Factory Outlet Centers, Inc.(a)	5,500	85,140

Taubman Centers, Inc.	2,571	104,974

UDR, Inc.	11,903	577,057

Uniti Group, Inc.	26,948	209,251

Ventas, Inc.	22,864	1,669,758

VEREIT, Inc.	91,935	899,124

VICI Properties, Inc.	26,887	608,991

Vornado Realty Trust	7,325	466,383

W.P. Carey, Inc.	10,909	976,356

Washington Prime Group, Inc.(a)	18,306	75,787

Washington Real Estate Investment Trust	3,891	106,458

Weingarten Realty Investors	6,264	182,470

Welltower, Inc.	23,662	2,144,960

Weyerhaeuser Co.	36,743	1,017,781

Whitestone REIT	6,023	82,876

Xenia Hotels & Resorts, Inc.	8,849	186,891

Total Equity Real Estate Investment Trusts (REITs)		57,077,171

Food & Staples Retailing – 2.0%

Casey’s General Stores, Inc.	493	79,452

Costco Wholesale Corp.	5,840	1,682,563

Kroger Co. (The)	16,676	429,907

Sysco Corp.	16,074	1,276,276

Walgreens Boots Alliance, Inc.	26,201	1,449,177

Walmart, Inc.	81,590	9,683,101

Weis Markets, Inc.	1,567	59,765

Total Food & Staples Retailing		14,660,241

Food Products – 1.9%

Alico, Inc.	1,026	34,904

Archer-Daniels-Midland Co.	21,070	865,345

B&G Foods, Inc.	5,320	100,601

Calavo Growers, Inc.(a)	461	43,878

Campbell Soup Co.	13,858	650,217

Conagra Brands, Inc.	19,624	602,064

Flowers Foods, Inc.	9,420	217,885

General Mills, Inc.	37,844	2,085,961

Hershey Co. (The)	4,970	770,300

Hormel Foods Corp.	14,393	629,406

Ingredion, Inc.	2,047	167,322

J&J Snack Foods Corp.	228	43,776

J.M. Smucker Co. (The)	4,240	466,485

Kellogg Co.	13,174	847,747

Kraft Heinz Co. (The)	78,861	2,202,982

Lamb Weston Holdings, Inc.	1,857	135,041

Lancaster Colony Corp.	867	120,210

McCormick & Co., Inc. Non-Voting Shares	3,768	588,938

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Mondelez International, Inc. Class A	42,455	$2,348,611

Tyson Foods, Inc. Class A	9,221	794,297

Total Food Products		13,715,970

Gas Utilities – 0.2%

Atmos Energy Corp.	3,269	372,306

National Fuel Gas Co.	3,276	153,710

New Jersey Resources Corp.	2,644	119,562

Northwest Natural Holding Co.	2,217	158,161

ONE Gas, Inc.	1,853	178,092

South Jersey Industries, Inc.	3,265	107,451

Southwest Gas Holdings, Inc.	1,143	104,059

Spire, Inc.	2,423	211,382

UGI Corp.	4,638	233,152

Total Gas Utilities		1,637,875

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	39,029	3,265,556

Baxter International, Inc.	7,142	624,711

Becton, Dickinson and Co.	4,243	1,073,309

Danaher Corp.	5,208	752,191

ResMed, Inc.	3,390	458,023

Stryker Corp.	5,389	1,165,641

Teleflex, Inc.	449	152,548

Zimmer Biomet Holdings, Inc.	1,874	257,244

Total Health Care Equipment & Supplies		7,749,223

Health Care Providers & Services – 1.3%

AmerisourceBergen Corp.	5,700	469,281

Anthem, Inc.	4,346	1,043,475

Cardinal Health, Inc.	7,544	356,001

Chemed Corp.	225	93,953

CVS Health Corp.	41,350	2,607,945

Encompass Health Corp.	3,296	208,571

HCA Healthcare, Inc.	2,501	301,171

Humana, Inc.	1,096	280,214

McKesson Corp.	1,548	211,550

Quest Diagnostics, Inc.	3,611	386,485

UnitedHealth Group, Inc.	16,770	3,644,456

Total Health Care Providers & Services		9,603,102

Hotels, Restaurants & Leisure – 2.3%

Aramark	2,852	124,290

Brinker International, Inc.(a)	2,169	92,551

Choice Hotels International, Inc.	1,364	121,341

Churchill Downs, Inc.	813	100,369

Cracker Barrel Old Country Store, Inc.(a)	881	143,295

Darden Restaurants, Inc.	4,364	515,912

Dine Brands Global, Inc.(a)	2,735	207,477

Domino’s Pizza, Inc.	669	163,631

Dunkin’ Brands Group, Inc.	2,753	218,478

Hilton Worldwide Holdings, Inc.	4,150	386,407

Jack in the Box, Inc.	383	34,899

Las Vegas Sands Corp.	51,933	2,999,650

Marriott International, Inc. Class A	5,652	702,939

Marriott Vacations Worldwide Corp.	2,026	209,914

McDonald’s Corp.	24,162	5,187,823

MGM Resorts International	10,964	303,922

Six Flags Entertainment Corp.	4,871	247,398

Starbucks Corp.	32,868	2,906,189

Texas Roadhouse, Inc.	2,344	123,107

Vail Resorts, Inc.	1,041	236,890

Wendy’s Co. (The)	8,048	160,799

Wyndham Destinations, Inc.	3,716	171,010

Wyndham Hotels & Resorts, Inc.	1,905	98,565

Wynn Resorts Ltd.	4,064	441,838

Yum! Brands, Inc.	6,708	760,888

Total Hotels, Restaurants & Leisure		16,659,582

Household Durables – 0.4%

Bassett Furniture Industries, Inc.	3,894	59,578

D.R. Horton, Inc.	7,745	408,239

Ethan Allen Interiors, Inc.	5,113	97,658

Flexsteel Industries, Inc.	3,154	46,742

La-Z-Boy, Inc.	1,904	63,955

Leggett & Platt, Inc.	7,809	319,701

Lennar Corp. Class A	2,953	164,925

MDC Holdings, Inc.	4,426	190,761

Newell Brands, Inc.	15,100	282,672

PulteGroup, Inc.	6,868	251,025

Toll Brothers, Inc.	4,598	188,748

Whirlpool Corp.	3,780	598,601

Total Household Durables		2,672,605

Household Products – 2.3%

Church & Dwight Co., Inc.	5,614	422,397

Clorox Co. (The)	4,289	651,370

Colgate-Palmolive Co.	26,397	1,940,444

Energizer Holdings, Inc.(a)	1,967	85,722

Kimberly-Clark Corp.	14,696	2,087,567

Oil-Dri Corp. of America	720	24,523

Procter & Gamble Co. (The)	91,383	11,366,218

Spectrum Brands Holdings, Inc.	4,473	235,824

Total Household Products		16,814,065

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp.	36,882	602,652

Clearway Energy, Inc. Class C	5,688	103,806

NRG Energy, Inc.	2,333	92,387

Ormat Technologies, Inc.	533	39,596

Pattern Energy Group, Inc. Class A	8,406	226,374

TerraForm Power, Inc. Class A	14,737	268,582

Total Independent Power & Renewable Electricity Producers		1,333,397

Industrial Conglomerates – 1.9%

3M Co.	18,235	2,997,834

Carlisle Cos., Inc.	1,152	167,662

General Electric Co.	718,335	6,421,915

Honeywell International, Inc.	20,098	3,400,582

Raven Industries, Inc.	985	32,958

Roper Technologies, Inc.	925	329,855

Total Industrial Conglomerates		13,350,806

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Insurance – 2.8%

Aflac, Inc.	23,145	$1,210,946

Allstate Corp. (The)	8,821	958,666

American Financial Group, Inc.	1,484	160,049

American International Group, Inc.	39,411	2,195,193

American National Insurance Co.	527	65,206

AMERISAFE, Inc.	1,748	115,560

Arthur J. Gallagher & Co.	6,185	553,990

Assurant, Inc.	1,868	235,032

Brown & Brown, Inc.	5,810	209,509

Cincinnati Financial Corp.	6,002	700,253

CNA Financial Corp.	10,047	494,815

CNO Financial Group, Inc.	6,637	105,064

Erie Indemnity Co. Class A	1,625	301,681

Fidelity National Financial, Inc.	12,408	551,039

First American Financial Corp.	5,447	321,428

Globe Life, Inc.	1,403	134,351

Hanover Insurance Group, Inc. (The)	1,499	203,174

Hartford Financial Services Group, Inc. (The)	14,223	862,056

Horace Mann Educators Corp.	739	34,238

Lincoln National Corp.	7,243	436,898

Loews Corp.	1,299	66,873

Marsh & McLennan Cos., Inc.	11,782	1,178,789

Mercury General Corp.	3,599	201,112

MetLife, Inc.	49,691	2,343,428

Old Republic International Corp.	14,342	338,041

Principal Financial Group, Inc.	18,815	1,075,089

ProAssurance Corp.	4,862	195,793

Progressive Corp. (The)	10,510	811,898

Prudential Financial, Inc.	22,046	1,983,038

Reinsurance Group of America, Inc.	1,617	258,526

RLI Corp.	573	53,237

Safety Insurance Group, Inc.	1,019	103,255

Travelers Cos., Inc. (The)	7,890	1,173,164

Unum Group	11,311	336,163

W.R. Berkley Corp.	2,312	166,996

Total Insurance		20,134,550

Internet & Direct Marketing Retail – 0.0%

Expedia Group, Inc.	1,873	251,750

IT Services – 2.9%

Alliance Data Systems Corp.	1,102	141,199

Automatic Data Processing, Inc.	12,398	2,001,285

Booz Allen Hamilton Holding Corp.	3,790	269,166

Broadridge Financial Solutions, Inc.	2,991	372,170

Cass Information Systems, Inc.	1,171	63,222

Cognizant Technology Solutions Corp. Class A	7,842	472,598

DXC Technology Co.	4,531	133,665

Fidelity National Information Services, Inc.	5,263	698,716

Global Payments, Inc.	1,614	256,626

International Business Machines Corp.	57,212	8,319,769

Jack Henry & Associates, Inc.	1,731	252,674

KBR, Inc.	3,115	76,442

Leidos Holdings, Inc.	4,344	373,063

ManTech International Corp. Class A	891	63,626

MasterCard, Inc. Class A	8,065	2,190,212

Paychex, Inc.	13,863	1,147,441

Sabre Corp.	5,606	125,546

Science Applications International Corp.	1,056	92,242

Switch, Inc. Class A(a)	11,149	174,147

Visa, Inc. Class A	17,829	3,066,766

Western Union Co. (The)	20,780	481,473

Total IT Services		20,772,048

Leisure Products – 0.1%

Brunswick Corp.	1,825	95,119

Escalade, Inc.	2,103	22,902

Hasbro, Inc.	3,794	450,310

Marine Products Corp.	2,253	31,902

Polaris, Inc.	2,187	192,478

Total Leisure Products		792,711

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	4,538	347,747

Bio-Techne Corp.	860	168,276

Luminex Corp.	2,350	48,527

Thermo Fisher Scientific, Inc.	1,795	522,830

Total Life Sciences Tools & Services		1,087,380

Machinery – 1.7%

AGCO Corp.	1,858	140,651

Albany International Corp. Class A	853	76,906

Allison Transmission Holdings, Inc.	4,295	202,080

Altra Industrial Motion Corp.	4,626	128,117

Briggs & Stratton Corp.	7,668	46,468

Caterpillar, Inc.	19,302	2,438,036

Crane Co.	1,895	152,794

Cummins, Inc.	6,118	995,215

Deere & Co.	7,579	1,278,426

Donaldson Co., Inc.	3,587	186,811

Dover Corp.	4,571	455,089

Flowserve Corp.	1,994	93,140

Fortive Corp.	2,179	149,392

Graco, Inc.	4,033	185,679

Graham Corp.	2,518	50,007

Greenbrier Cos., Inc. (The)	967	29,126

Hurco Cos., Inc.	804	25,865

IDEX Corp.	1,822	298,589

Illinois Tool Works, Inc.	11,436	1,789,620

Kennametal, Inc.	3,488	107,221

Lincoln Electric Holdings, Inc.	1,980	171,785

Lindsay Corp.(a)	370	34,355

Mueller Industries, Inc.	3,374	96,766

NN, Inc.	12,662	90,280

Nordson Corp.	1,241	181,509

Oshkosh Corp.	1,484	112,487

PACCAR, Inc.	6,248	437,423

Parker-Hannifin Corp.	3,010	543,636

REV Group, Inc.(a)	11,449	130,862

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Snap-on, Inc.	1,384	$216,651

Stanley Black & Decker, Inc.	3,361	485,362

Terex Corp.	3,449	89,571

Timken Co. (The)	4,611	200,625

Toro Co. (The)	2,431	178,192

Trinity Industries, Inc.	3,577	70,395

Wabtec Corp.(a)	3,861	277,451

Xylem, Inc.	3,141	250,086

Total Machinery		12,396,668

Media – 1.1%

CBS Corp. Class B Non-Voting Shares	6,226	251,344

Comcast Corp. Class A	109,976	4,957,718

Emerald Expositions Events, Inc.	7,143	69,501

Entercom Communications Corp. Class A	23,040	76,954

Fox Corp. Class A	2,846	89,749

Fox Corp. Class B	3,756	118,464

Gannett Co., Inc.	8,268	88,798

Interpublic Group of Cos., Inc. (The)	17,047	367,533

John Wiley & Sons, Inc. Class A	1,818	79,883

Meredith Corp.	2,324	85,198

National CineMedia, Inc.	10,279	84,288

New Media Investment Group, Inc.(a)	12,021	105,905

News Corp. Class A	11,655	162,238

Nexstar Media Group, Inc. Class A(a)	959	98,115

Omnicom Group, Inc.	9,023	706,501

Sinclair Broadcast Group, Inc. Class A	2,945	125,869

Sirius XM Holdings, Inc.(a)	51,098	319,618

TEGNA, Inc.	7,560	117,407

Total Media		7,905,083

Metals & Mining – 0.3%

Commercial Metals Co.	4,644	80,713

Compass Minerals International, Inc.	3,851	217,543

Freeport-McMoRan, Inc.	34,717	332,242

Newmont Goldcorp Corp.	11,542	437,672

Nucor Corp.	10,654	542,395

Reliance Steel & Aluminum Co.	2,455	244,665

Royal Gold, Inc.	1,171	144,279

Steel Dynamics, Inc.	5,348	159,370

Worthington Industries, Inc.	1,913	68,964

Total Metals & Mining		2,227,843

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Arlington Asset Investment Corp. Class A	15,081	82,795

Multi-Utilities – 1.7%

Ameren Corp.	9,775	782,489

Black Hills Corp.	2,701	207,248

CenterPoint Energy, Inc.	22,736	686,173

CMS Energy Corp.	9,124	583,480

Consolidated Edison, Inc.	12,935	1,221,969

Dominion Energy, Inc.	34,736	2,815,005

DTE Energy Co.	6,848	910,510

MDU Resources Group, Inc.	7,752	218,529

NiSource, Inc.	11,694	349,884

NorthWestern Corp.	2,690	201,885

Public Service Enterprise Group, Inc.	22,101	1,372,030

Sempra Energy	9,217	1,360,521

WEC Energy Group, Inc.	12,370	1,176,387

Total Multi-Utilities		11,886,110

Multiline Retail – 0.6%

Dollar General Corp.	3,956	628,767

Kohl’s Corp.	8,990	446,443

Macy’s, Inc.(a)	16,701	259,534

Nordstrom, Inc.(a)	5,539	186,498

Target Corp.	23,895	2,554,614

Total Multiline Retail		4,075,856

Oil, Gas & Consumable Fuels – 6.6%

Apache Corp.	7,433	190,285

Berry Petroleum Corp.	8,627	80,749

Cabot Oil & Gas Corp.	3,642	63,990

Chevron Corp.	94,691	11,230,353

Cimarex Energy Co.	2,699	129,390

ConocoPhillips	30,626	1,745,069

CVR Energy, Inc.	10,253	451,440

Delek U.S. Holdings, Inc.	2,616	94,961

Devon Energy Corp.	3,960	95,278

Diamondback Energy, Inc.	841	75,614

EOG Resources, Inc.	6,405	475,379

EQT Corp.	6,936	73,799

Evolution Petroleum Corp.	4,798	28,020

Exxon Mobil Corp.	222,110	15,683,187

Hess Corp.	5,718	345,825

HollyFrontier Corp.	6,674	357,993

Kinder Morgan, Inc.	131,762	2,715,615

Marathon Oil Corp.	9,118	111,878

Marathon Petroleum Corp.	25,106	1,525,189

Murphy Oil Corp.(a)	8,128	179,710

Noble Energy, Inc.	8,244	185,160

Occidental Petroleum Corp.	45,263	2,012,846

ONEOK, Inc.	28,619	2,108,934

Panhandle Oil and Gas, Inc. Class A	1,610	22,508

PBF Energy, Inc. Class A	5,747	156,261

Phillips 66	20,178	2,066,227

Pioneer Natural Resources Co.	909	114,325

SemGroup Corp. Class A	16,233	265,247

Targa Resources Corp.	24,085	967,494

Valero Energy Corp.	22,238	1,895,567

Williams Cos., Inc. (The)	85,176	2,049,335

Total Oil, Gas & Consumable Fuels		47,497,628

Paper & Forest Products – 0.1%

Domtar Corp.	3,383	121,145

Louisiana-Pacific Corp.	4,782	117,542

Schweitzer-Mauduit International, Inc.	5,694	213,183

Total Paper & Forest Products		451,870

Personal Products – 0.2%

Coty, Inc. Class A	29,898	314,228

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Estee Lauder Cos., Inc. (The) Class A	3,973	$790,428

Inter Parfums, Inc.	752	52,618

Medifast, Inc.(a)	455	47,152

Nu Skin Enterprises, Inc. Class A	2,029	86,293

Total Personal Products		1,290,719

Pharmaceuticals – 4.7%

Bristol-Myers Squibb Co.	56,823	2,881,494

Eli Lilly & Co.	27,378	3,061,682

Johnson & Johnson	87,906	11,373,278

Merck & Co., Inc.	91,688	7,718,296

Pfizer, Inc.	221,217	7,948,327

Zoetis, Inc.	4,139	515,678

Total Pharmaceuticals		33,498,755

Professional Services – 0.1%

Equifax, Inc.	1,483	208,614

Kelly Services, Inc. Class A	1,176	28,483

ManpowerGroup, Inc.	1,902	160,224

Robert Half International, Inc.	3,069	170,820

Total Professional Services		568,141

Real Estate Management & Development – 0.1%

Jones Lang LaSalle, Inc.	226	31,428

Kennedy-Wilson Holdings, Inc.	9,263	203,045

Newmark Group, Inc. Class A	17,932	162,464

RE/MAX Holdings, Inc. Class A	2,665	85,706

Total Real Estate Management & Development		482,643

Road & Rail – 0.9%

CSX Corp.	17,649	1,222,546

JB Hunt Transport Services, Inc.	1,760	194,744

Kansas City Southern	1,168	155,356

Norfolk Southern Corp.	6,663	1,197,074

Old Dominion Freight Line, Inc.	257	43,682

Ryder System, Inc.	4,967	257,142

Union Pacific Corp.	20,655	3,345,697

Total Road & Rail		6,416,241

Semiconductors & Semiconductor Equipment – 4.1%

Analog Devices, Inc.	9,787	1,093,502

Applied Materials, Inc.	29,467	1,470,403

Broadcom, Inc.	13,444	3,711,485

Brooks Automation, Inc.	2,892	107,091

Cabot Microelectronics Corp.	370	52,248

Cypress Semiconductor Corp.	15,023	350,637

Intel Corp.	145,007	7,472,211

KLA Corp.	5,869	935,812

Lam Research Corp.	5,920	1,368,171

Maxim Integrated Products, Inc.	10,577	612,514

Microchip Technology, Inc.(a)	5,624	522,526

NVE Corp.	427	28,331

NVIDIA Corp.	3,676	639,881

QUALCOMM, Inc.	63,093	4,812,734

Skyworks Solutions, Inc.	4,816	381,668

Teradyne, Inc.	2,914	168,750

Texas Instruments, Inc.	35,905	4,640,362

Xilinx, Inc.	6,690	641,571

Xperi Corp.	4,513	93,329

Total Semiconductors & Semiconductor Equipment		29,103,226

Software – 4.0%

Intuit, Inc.	3,452	918,025

Microsoft Corp.	169,472	23,561,692

Oracle Corp.	73,640	4,052,409

SS&C Technologies Holdings, Inc.	2,486	128,203

Symantec Corp.	10,171	240,341

Total Software		28,900,670

Specialty Retail – 2.2%

Abercrombie & Fitch Co. Class A	5,734	89,450

American Eagle Outfitters, Inc.	9,349	151,641

Best Buy Co., Inc.	8,517	587,588

Buckle, Inc. (The)	5,254	108,232

Camping World Holdings, Inc. Class A(a)	5,523	49,155

Chico’s FAS, Inc.	17,735	71,472

Children’s Place, Inc. (The)(a)	275	21,172

Dick’s Sporting Goods, Inc.	2,765	112,840

Foot Locker, Inc.	4,215	181,919

Gap, Inc. (The)	17,196	298,523

Group 1 Automotive, Inc.	2,071	191,174

Guess?, Inc.(a)	5,078	94,095

Home Depot, Inc. (The)	33,164	7,694,711

L Brands, Inc.	27,536	539,430

Lithia Motors, Inc. Class A	1,403	185,729

Lowe’s Cos., Inc.	20,735	2,280,021

Office Depot, Inc.	26,242	46,055

Penske Automotive Group, Inc.	3,378	159,712

Ross Stores, Inc.	4,247	466,533

Sonic Automotive, Inc. Class A	6,453	202,689

Tiffany & Co.(a)	3,439	318,555

TJX Cos., Inc. (The)	27,204	1,516,351

Tractor Supply Co.	2,480	224,291

Williams-Sonoma, Inc.(a)	2,979	202,512

Total Specialty Retail		15,793,850

Technology Hardware, Storage & Peripherals – 3.7%

Apple, Inc.	103,723	23,230,840

Hewlett Packard Enterprise Co.	59,496	902,554

HP, Inc.	60,387	1,142,522

NetApp, Inc.	8,313	436,516

Western Digital Corp.	12,229	729,338

Xerox Holdings Corp.	9,625	287,884

Total Technology Hardware, Storage & Peripherals		26,729,654

Textiles, Apparel & Luxury Goods – 0.5%

Carter’s, Inc.(a)	732	66,766

Columbia Sportswear Co.	1,730	167,620

Hanesbrands, Inc.	10,479	160,538

NIKE, Inc. Class B	21,477	2,017,120

Ralph Lauren Corp.	1,000	95,470

Tapestry, Inc.	7,611	198,267

VF Corp.	13,074	1,163,455

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2019

Investments	Shares	Value

Wolverine World Wide, Inc.	1,589	$44,905

Total Textiles, Apparel & Luxury Goods		3,914,141

Thrifts & Mortgage Finance – 0.3%

Capitol Federal Financial, Inc.	7,561	104,191

ESSA Bancorp, Inc.	7,600	124,792

Meta Financial Group, Inc.	1,099	35,838

New York Community Bancorp, Inc.	68,313	857,328

Northwest Bancshares, Inc.	7,352	120,499

Provident Financial Services, Inc.	4,748	116,469

Southern Missouri Bancorp, Inc.	855	31,148

Sterling Bancorp, Inc.	10,724	104,666

TFS Financial Corp.	14,170	255,343

Washington Federal, Inc.	8,243	304,909

Total Thrifts & Mortgage Finance		2,055,183

Tobacco – 1.9%

Altria Group, Inc.	136,526	5,583,913

Philip Morris International, Inc.	103,781	7,880,091

Universal Corp.	1,596	87,477

Vector Group Ltd.(a)	35,923	427,841

Total Tobacco		13,979,322

Trading Companies & Distributors – 0.3%

Air Lease Corp.	3,314	138,591

Applied Industrial Technologies, Inc.	872	49,530

Fastenal Co.	18,470	603,415

GATX Corp.	1,713	132,809

H&E Equipment Services, Inc.	4,570	131,890

Kaman Corp.	782	46,498

MSC Industrial Direct Co., Inc. Class A	1,273	92,331

Rush Enterprises, Inc. Class A	2,932	113,117

W.W. Grainger, Inc.	1,583	470,388

Watsco, Inc.	995	168,334

Total Trading Companies & Distributors		1,946,903

Transportation Infrastructure – 0.0%

Macquarie Infrastructure Corp.	7,427	293,144

Water Utilities – 0.1%

American Water Works Co., Inc.	4,443	551,954

Aqua America, Inc.	6,973	312,599

Middlesex Water Co.	784	50,929

Total Water Utilities		915,482

Wireless Telecommunication Services – 0.0%

Shenandoah Telecommunications Co.	967	30,721

Telephone & Data Systems, Inc.	4,481	115,610

Total Wireless Telecommunication Services		146,331
TOTAL COMMON STOCKS (Cost: $552,460,160)		716,007,503

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. Total Market Fund(a)(b)
(Cost: $1,105,262)	32,990	1,118,361

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $5,353,571)(d)	5,353,571	5,353,571

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $558,918,993)		722,479,435

Other Assets less Liabilities – (0.6)%		(4,205,378)

NET ASSETS – 100.0%		$718,274,057
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,321,940 and the total market value of the collateral held by the Fund was $8,524,845. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,171,274.

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 2.7%

Aerojet Rocketdyne Holdings, Inc.*	360	$18,184

Aerovironment, Inc.*	28	1,500

Arconic, Inc.	2,591	67,366

Astronics Corp.*	150	4,407

Axon Enterprise, Inc.*(a)	51	2,896

Boeing Co. (The)	1,482	563,856

BWX Technologies, Inc.	77	4,405

Cubic Corp.	136	9,578

Curtiss-Wright Corp.	430	55,629

General Dynamics Corp.	801	146,367

HEICO Corp.	202	25,226

Hexcel Corp.	127	10,430

Huntington Ingalls Industries, Inc.	105	22,238

L3Harris Technologies, Inc.	766	159,818

Lockheed Martin Corp.	1,076	419,705

Moog, Inc. Class A	86	6,976

Northrop Grumman Corp.	557	208,758

Raytheon Co.	623	122,226

Spirit AeroSystems Holdings, Inc. Class A	165	13,570

Teledyne Technologies, Inc.*	77	24,793

Textron, Inc.	532	26,047

TransDigm Group, Inc.	144	74,976

United Technologies Corp.	2,307	314,952

Vectrus, Inc.*	104	4,228

Wesco Aircraft Holdings, Inc.*	260	2,863

Total Aerospace & Defense		2,310,994

Air Freight & Logistics – 0.7%

Air Transport Services Group, Inc.*	631	13,264

Atlas Air Worldwide Holdings, Inc.*	412	10,395

C.H. Robinson Worldwide, Inc.	233	19,754

Echo Global Logistics, Inc.*	108	2,446

Expeditors International of Washington, Inc.	641	47,620

FedEx Corp.	799	116,310

Hub Group, Inc. Class A*	268	12,462

United Parcel Service, Inc. Class B	3,216	385,341

Total Air Freight & Logistics		607,592

Airlines – 0.7%

Alaska Air Group, Inc.	797	51,733

American Airlines Group, Inc.(a)	2,886	77,835

Delta Air Lines, Inc.	4,005	230,688

Hawaiian Holdings, Inc.	487	12,789

SkyWest, Inc.	228	13,087

Southwest Airlines Co.	1,715	92,627

Spirit Airlines, Inc.*	313	11,362

United Airlines Holdings, Inc.*	1,507	133,234

Total Airlines		623,355

Auto Components – 0.2%

BorgWarner, Inc.	337	12,361

Cooper Tire & Rubber Co.	728	19,015

Dana, Inc.	554	8,000

Dorman Products, Inc.*	145	11,533

Fox Factory Holding Corp.*	130	8,091

Gentex Corp.	2,687	73,987

Gentherm, Inc.*	218	8,957

Goodyear Tire & Rubber Co. (The)	535	7,707

LCI Industries	19	1,745

Lear Corp.	280	33,012

Motorcar Parts of America, Inc.*(a)	135	2,281

Shiloh Industries, Inc.*	333	1,379

Standard Motor Products, Inc.	193	9,370

Stoneridge, Inc.*	327	10,127

Superior Industries International, Inc.	636	1,838

Total Auto Components		209,403

Automobiles – 1.1%

Ford Motor Co.	39,720	363,835

General Motors Co.	11,574	433,794

Thor Industries, Inc.	1,146	64,909

Winnebago Industries, Inc.	1,212	46,480

Total Automobiles		909,018

Banks – 10.1%

1st Source Corp.	51	2,332

Allegiance Bancshares, Inc.*	72	2,310

American National Bankshares, Inc.	72	2,554

Arrow Financial Corp.	75	2,511

Associated Banc-Corp.	299	6,055

Atlantic Union Bankshares Corp.	77	2,868

Banc of California, Inc.	81	1,145

Bancorp, Inc. (The)*	275	2,722

BancorpSouth Bank	179	5,300

Bank of America Corp.	54,865	1,600,412

Bank of Hawaii Corp.	692	59,464

Bank of Marin Bancorp	58	2,406

Bar Harbor Bankshares	98	2,443

BB&T Corp.	2,583	137,855

Boston Private Financial Holdings, Inc.	609	7,098

Bridge Bancorp, Inc.	82	2,424

Brookline Bancorp, Inc.	520	7,660

Bryn Mawr Bank Corp.	65	2,373

Cadence BanCorp	3,404	59,706

Capstar Financial Holdings, Inc.	147	2,437

CBTX, Inc.	73	2,035

Citigroup, Inc.	16,618	1,147,971

Citizens Financial Group, Inc.	4,067	143,850

City Holding Co.	136	10,370

CNB Financial Corp.	91	2,612

Columbia Banking System, Inc.	1,249	46,088

Comerica, Inc.	1,438	94,894

Commerce Bancshares, Inc.	191	11,584

Community Bank System, Inc.	482	29,735

Community Trust Bancorp, Inc.	56	2,384

ConnectOne Bancorp, Inc.	724	16,073

Cullen/Frost Bankers, Inc.(a)	658	58,266

Customers Bancorp, Inc.*	1,044	21,653

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

CVB Financial Corp.	158	$3,297

Eagle Bancorp, Inc.	588	26,237

East West Bancorp, Inc.	318	14,084

Enterprise Bancorp, Inc.	76	2,278

Farmers National Banc Corp.	180	2,606

Fifth Third Bancorp	3,934	107,713

Financial Institutions, Inc.	86	2,595

First Bancorp	101	3,626

First Citizens BancShares, Inc. Class A	152	71,676

First Commonwealth Financial Corp.	1,580	20,982

First Community Bankshares, Inc.	71	2,298

First Financial Bancorp	1,806	44,202

First Financial Bankshares, Inc.	406	13,532

First Financial Corp.	53	2,304

First Internet Bancorp	105	2,248

First Interstate BancSystem, Inc. Class A	521	20,965

First Merchants Corp.	108	4,065

First Mid Bancshares, Inc.	71	2,458

First Midwest Bancorp, Inc.	2,213	43,109

First of Long Island Corp. (The)	115	2,616

First Republic Bank	911	88,094

Franklin Financial Network, Inc.	81	2,447

Glacier Bancorp, Inc.	267	10,803

Great Southern Bancorp, Inc.	38	2,164

HarborOne Bancorp, Inc.*	248	2,496

HomeTrust Bancshares, Inc.	89	2,320

Huntington Bancshares, Inc.	2,665	38,030

Iberiabank Corp.	777	58,695

Independent Bank Group, Inc.	695	36,564

JPMorgan Chase & Co.	15,916	1,873,154

KeyCorp	8,442	150,605

Lakeland Financial Corp.	86	3,782

LCNB Corp.	146	2,590

LegacyTexas Financial Group, Inc.	774	33,692

Live Oak Bancshares, Inc.	748	13,539

M&T Bank Corp.	333	52,604

Mercantile Bank Corp.	78	2,558

Metropolitan Bank Holding Corp.*	69	2,714

Midland States Bancorp, Inc.	333	8,675

MidWestOne Financial Group, Inc.	89	2,716

NBT Bancorp, Inc.	481	17,600

Nicolet Bankshares, Inc.*	45	2,996

Northeast Bank *	127	2,816

Old Line Bancshares, Inc.	80	2,321

Old Second Bancorp, Inc.	175	2,138

Opus Bank	602	13,106

Origin Bancorp, Inc.	130	4,386

Orrstown Financial Services, Inc.	116	2,540

Peapack Gladstone Financial Corp.	106	2,971

People’s United Financial, Inc.	3,974	62,133

People’s Utah Bancorp	77	2,178

Peoples Bancorp, Inc.	74	2,354

PNC Financial Services Group, Inc. (The)	1,792	251,167

Popular, Inc.	316	17,089

Preferred Bank	105	5,500

Prosperity Bancshares, Inc.(a)	113	7,981

QCR Holdings, Inc.	70	2,659

RBB Bancorp	115	2,264

Regions Financial Corp.	3,151	49,849

Renasant Corp.	1,453	50,869

Republic Bancorp, Inc. Class A	137	5,953

Republic First Bancorp, Inc.*	343	1,441

Sandy Spring Bancorp, Inc.	532	17,934

Seacoast Banking Corp. of Florida*	551	13,946

ServisFirst Bancshares, Inc.	125	4,144

Sierra Bancorp	88	2,337

Signature Bank	51	6,080

Simmons First National Corp. Class A	1,757	43,749

Southside Bancshares, Inc.	279	9,517

Sterling Bancorp	3,272	65,636

SunTrust Banks, Inc.	2,207	151,842

SVB Financial Group*	64	13,373

TCF Financial Corp.	234	8,908

Tompkins Financial Corp.	40	3,245

Towne Bank	154	4,282

TriCo Bancshares	132	4,792

Trustmark Corp.	1,572	53,621

U.S. Bancorp	6,235	345,045

UMB Financial Corp.	85	5,489

Valley National Bancorp	5,346	58,111

Veritex Holdings, Inc.	487	11,817

Washington Trust Bancorp, Inc.	47	2,271

Wells Fargo & Co.	19,384	977,729

Westamerica Bancorporation	171	10,633

Zions Bancorp NA	1,938	86,280

Total Banks		8,693,815

Beverages – 1.5%

Boston Beer Co., Inc. (The) Class A*	27	9,830

Brown-Forman Corp. Class B	758	47,587

Coca-Cola Co. (The)	7,789	424,033

Coca-Cola Consolidated, Inc.	12	3,647

Constellation Brands, Inc. Class A	1,021	211,633

Molson Coors Brewing Co. Class B	699	40,193

Monster Beverage Corp.*	757	43,951

National Beverage Corp.(a)	126	5,589

PepsiCo, Inc.	3,541	485,471

Total Beverages		1,271,934

Biotechnology – 2.2%

AbbVie, Inc.	4,563	345,510

Amgen, Inc.	2,530	489,580

Anika Therapeutics, Inc.*	77	4,226

Biogen, Inc.*	728	169,493

Celgene Corp.*	3,622	359,665

Emergent BioSolutions, Inc.*	130	6,796

Enanta Pharmaceuticals, Inc.*	40	2,403

Exelixis, Inc.*	1,245	22,018

Gilead Sciences, Inc.	5,265	333,696

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Halozyme Therapeutics, Inc.*	568	$8,810

Ligand Pharmaceuticals, Inc.*(a)	108	10,750

Neurocrine Biosciences, Inc.*	37	3,334

Regeneron Pharmaceuticals, Inc.*	350	97,090

United Therapeutics Corp.*	25	1,994

Vertex Pharmaceuticals, Inc.*	87	14,740

Total Biotechnology		1,870,105

Building Products – 0.4%

A.O. Smith Corp.	153	7,300

AAON, Inc.	49	2,251

Advanced Drainage Systems, Inc.	92	2,969

American Woodmark Corp.*	287	25,517

Armstrong World Industries, Inc.	351	33,942

Builders FirstSource, Inc.*	1,583	32,570

Cornerstone Building Brands, Inc.*	1,370	8,288

Fortune Brands Home & Security, Inc.	164	8,971

Gibraltar Industries, Inc.*	68	3,124

Griffon Corp.	613	12,855

JELD-WEN Holding, Inc.*	62	1,196

Lennox International, Inc.	172	41,791

Masco Corp.	700	29,176

Owens Corning	1,450	91,640

PGT Innovations, Inc.*	137	2,366

Quanex Building Products Corp.	171	3,092

Simpson Manufacturing Co., Inc.	58	4,023

Trex Co., Inc.*	111	10,093

Universal Forest Products, Inc.	132	5,264

Total Building Products		326,428

Capital Markets – 4.4%

Affiliated Managers Group, Inc.	592	49,343

Ameriprise Financial, Inc.	1,327	195,202

Artisan Partners Asset Management, Inc. Class A	1,520	42,925

Bank of New York Mellon Corp. (The)	3,672	166,011

BlackRock, Inc.	725	323,089

CBOE Global Markets, Inc.	18	2,068

Charles Schwab Corp. (The)	4,909	205,343

CME Group, Inc.	618	130,608

Cohen & Steers, Inc.	842	46,251

Cowen, Inc.*(a)	181	2,786

Donnelley Financial Solutions, Inc.*	587	7,232

E*TRADE Financial Corp.	484	21,146

Evercore, Inc. Class A	63	5,046

FactSet Research Systems, Inc.	106	25,755

Federated Investors, Inc. Class B	127	4,116

Franklin Resources, Inc.	1,757	50,707

Goldman Sachs Group, Inc. (The)	3,282	680,129

Greenhill & Co., Inc.(a)	168	2,204

Houlihan Lokey, Inc.	377	17,003

Interactive Brokers Group, Inc. Class A	531	28,557

Intercontinental Exchange, Inc.	1,664	153,537

INTL FCStone, Inc.*	102	4,188

KKR & Co., Inc. Class A	5,929	159,194

LPL Financial Holdings, Inc.	638	52,252

MarketAxess Holdings, Inc.	47	15,393

Moody’s Corp.	384	78,655

Morgan Stanley	12,491	532,991

Morningstar, Inc.	108	15,783

MSCI, Inc.	214	46,598

Nasdaq, Inc.	620	61,597

Northern Trust Corp.	1,301	121,409

Raymond James Financial, Inc.	344	28,366

S&P Global, Inc.	464	113,671

SEI Investments Co.	247	14,636

State Street Corp.	2,637	156,084

T. Rowe Price Group, Inc.	890	101,682

TD Ameritrade Holding Corp.	1,074	50,156

Victory Capital Holdings, Inc. Class A	384	5,906

Virtu Financial, Inc. Class A(a)	561	9,178

Virtus Investment Partners, Inc.	203	22,446

Waddell & Reed Financial, Inc. Class A	1,787	30,701

Westwood Holdings Group, Inc.	62	1,716

Total Capital Markets		3,781,660

Chemicals – 1.4%

Air Products & Chemicals, Inc.	799	177,266

Albemarle Corp.(a)	791	54,990

Ashland Global Holdings, Inc.	327	25,195

Celanese Corp.	802	98,077

CF Industries Holdings, Inc.	560	27,552

Chemours Co. (The)	2,189	32,704

Corteva, Inc.*	217	6,076

Dow, Inc.*	221	10,531

DuPont de Nemours, Inc.	217	15,474

Eastman Chemical Co.	391	28,867

Ecolab, Inc.	618	122,389

Ferro Corp.*	1,064	12,619

FMC Corp.	810	71,021

FutureFuel Corp.	144	1,719

Huntsman Corp.	2,649	61,616

Ingevity Corp.*	56	4,751

Innophos Holdings, Inc.	325	10,549

International Flavors & Fragrances, Inc.(a)	311	38,157

Koppers Holdings, Inc.*	591	17,263

Kraton Corp.*	631	20,375

Livent Corp.*(a)	757	5,064

Minerals Technologies, Inc.	501	26,598

NewMarket Corp.	31	14,635

Olin Corp.	1,766	33,059

PPG Industries, Inc.	347	41,123

Quaker Chemical Corp.	15	2,372

RPM International, Inc.	446	30,689

Sensient Technologies Corp.	372	25,538

Sherwin-Williams Co. (The)	129	70,933

Stepan Co.	61	5,921

Valvoline, Inc.	792	17,448

W.R. Grace & Co.	618	41,258

Westlake Chemical Corp.	919	60,213

Total Chemicals		1,212,042

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Commercial Services & Supplies – 0.7%

ACCO Brands Corp.	2,688	$26,531

Cintas Corp.	276	73,996

Clean Harbors, Inc.*	39	3,011

Copart, Inc.*	618	49,644

Covanta Holding Corp.	128	2,213

Ennis, Inc.	82	1,657

Herman Miller, Inc.	896	41,297

HNI Corp.	330	11,715

IAA, Inc.*	710	29,628

Interface, Inc.	1,815	26,209

KAR Auction Services, Inc.(a)	710	17,430

Kimball International, Inc. Class B	155	2,991

LSC Communications, Inc.(a)	740	1,021

McGrath RentCorp	145	10,090

MSA Safety, Inc.	109	11,893

Republic Services, Inc.	907	78,501

Rollins, Inc.	316	10,766

RR Donnelley & Sons Co.	2,088	7,872

Tetra Tech, Inc.	91	7,895

U.S. Ecology, Inc.	33	2,110

UniFirst Corp.	114	22,244

VSE Corp.	76	2,591

Waste Management, Inc.	1,162	133,630

Total Commercial Services & Supplies		574,935

Communications Equipment – 1.1%

Arista Networks, Inc.*	217	51,846

CalAmp Corp.*	258	2,972

Casa Systems, Inc.*	725	5,695

Ciena Corp.*	542	21,263

Cisco Systems, Inc.	13,911	687,342

F5 Networks, Inc.*	157	22,046

InterDigital, Inc.	44	2,309

Juniper Networks, Inc.	1,676	41,481

Lumentum Holdings, Inc.*(a)	306	16,389

Motorola Solutions, Inc.	413	70,379

NETGEAR, Inc.*	37	1,192

Ubiquiti, Inc.(a)	243	28,737

Total Communications Equipment		951,651

Construction & Engineering – 0.2%

Comfort Systems USA, Inc.	50	2,212

EMCOR Group, Inc.	565	48,658

Fluor Corp.	742	14,194

Jacobs Engineering Group, Inc.	517	47,305

MasTec, Inc.*	195	12,661

MYR Group, Inc.*	79	2,472

Tutor Perini Corp.*(a)	1,005	14,402

Valmont Industries, Inc.	280	38,763

Total Construction & Engineering		180,667

Construction Materials – 0.0%

Forterra, Inc.*(a)	590	4,266

Martin Marietta Materials, Inc.	77	21,106

US Concrete, Inc.*(a)	283	15,644

Total Construction Materials		41,016

Consumer Finance – 1.8%

Ally Financial, Inc.	2,743	90,958

American Express Co.	3,528	417,292

Capital One Financial Corp.	4,249	386,574

Credit Acceptance Corp.*	52	23,988

Curo Group Holdings Corp.*(a)	279	3,705

Discover Financial Services	2,127	172,478

Elevate Credit, Inc.*	825	3,473

Encore Capital Group, Inc.*(a)	568	18,929

Enova International, Inc.*	305	6,329

EZCORP, Inc. Class A*(a)	388	2,505

FirstCash, Inc.	24	2,200

Green Dot Corp. Class A*	89	2,247

Nelnet, Inc. Class A	513	32,627

OneMain Holdings, Inc.	300	11,004

PRA Group, Inc.*	555	18,753

Santander Consumer USA Holdings, Inc.	3,808	97,142

Synchrony Financial	6,920	235,903

World Acceptance Corp.*	69	8,798

Total Consumer Finance		1,534,905

Containers & Packaging – 0.4%

AptarGroup, Inc.	122	14,451

Avery Dennison Corp.	575	65,303

Ball Corp.	880	64,073

Berry Global Group, Inc.*	187	7,343

Crown Holdings, Inc.*	409	27,018

International Paper Co.	1,044	43,660

Owens-Illinois, Inc.	848	8,709

Sealed Air Corp.	1,312	54,461

Silgan Holdings, Inc.	193	5,797

Sonoco Products Co.	739	43,017

WestRock Co.	368	13,414

Total Containers & Packaging		347,246

Distributors – 0.1%

Genuine Parts Co.	809	80,568

Pool Corp.	57	11,497

Weyco Group, Inc.	76	1,719

Total Distributors		93,784

Diversified Consumer Services – 0.2%

Adtalem Global Education, Inc.*	260	9,903

Bright Horizons Family Solutions, Inc.*	69	10,523

Career Education Corp.*	179	2,844

Collectors Universe, Inc.	198	5,639

Graham Holdings Co. Class B	35	23,221

Grand Canyon Education, Inc.*	83	8,151

H&R Block, Inc.	2,095	49,484

Laureate Education, Inc. Class A*	1,364	22,608

Service Corp. International	511	24,431

ServiceMaster Global Holdings, Inc.*	243	13,584

WW International, Inc.*	333	12,594

Zovio, Inc.*	287	565

Total Diversified Consumer Services		183,547

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Diversified Financial Services – 2.3%

Berkshire Hathaway, Inc. Class B*	9,287	$1,931,882

Voya Financial, Inc.	1,339	72,895

Total Diversified Financial Services		2,004,777

Diversified Telecommunication Services – 2.2%

AT&T, Inc.	23,989	907,744

ATN International, Inc.	27	1,576

Cogent Communications Holdings, Inc.	190	10,469

Globalstar, Inc.*(a)	18,321	7,579

IDT Corp. Class B*	323	3,401

Verizon Communications, Inc.	15,422	930,872

Vonage Holdings Corp.*	247	2,791

Total Diversified Telecommunication Services		1,864,432

Electric Utilities – 1.9%

ALLETE, Inc.	153	13,374

Alliant Energy Corp.	650	35,054

American Electric Power Co., Inc.	1,334	124,982

Avangrid, Inc.(a)	277	14,473

Duke Energy Corp.	2,132	204,373

Edison International	1,154	87,035

Entergy Corp.	371	43,541

Evergy, Inc.	469	31,217

Eversource Energy	1,145	97,863

Exelon Corp.	3,296	159,230

Hawaiian Electric Industries, Inc.	274	12,497

IDACORP, Inc.	88	9,915

NextEra Energy, Inc.	1,662	387,229

OGE Energy Corp.	853	38,709

Otter Tail Corp.	217	11,664

Pinnacle West Capital Corp.	339	32,907

PNM Resources, Inc.	199	10,364

Portland General Electric Co.	325	18,320

PPL Corp.	3,085	97,147

Southern Co. (The)	2,094	129,346

Xcel Energy, Inc.	1,337	86,758

Total Electric Utilities		1,645,998

Electrical Equipment – 0.4%

AMETEK, Inc.	893	81,995

Atkore International Group, Inc.*	726	22,034

AZZ, Inc.	96	4,182

Emerson Electric Co.	1,173	78,427

Encore Wire Corp.	47	2,645

EnerSys	164	10,814

Generac Holdings, Inc.*	409	32,041

GrafTech International Ltd.(a)	4,012	51,354

Hubbell, Inc.	71	9,329

LSI Industries, Inc.	569	2,970

Preformed Line Products Co.	38	2,075

Regal Beloit Corp.	431	31,398

Rockwell Automation, Inc.	211	34,773

Sunrun, Inc.*(a)	434	7,250

Total Electrical Equipment		371,287

Electronic Equipment, Instruments & Components – 0.7%

Amphenol Corp. Class A	637	61,471

Arlo Technologies, Inc.*	75	256

Arrow Electronics, Inc.*	1,030	76,817

AVX Corp.	1,310	19,912

Belden, Inc.	635	33,871

CDW Corp.	522	64,331

Cognex Corp.	179	8,794

Coherent, Inc.*(a)	25	3,843

Corning, Inc.	3,233	92,205

CTS Corp.	83	2,686

Dolby Laboratories, Inc. Class A	328	21,202

FLIR Systems, Inc.	197	10,360

II-VI, Inc.*(a)	78	2,746

Insight Enterprises, Inc.*	429	23,891

IPG Photonics Corp.*	76	10,306

KEMET Corp.	894	16,253

Keysight Technologies, Inc.*	344	33,454

Knowles Corp.*	611	12,428

MTS Systems Corp.	50	2,763

National Instruments Corp.	169	7,096

nLight, Inc.*(a)	130	2,036

Plexus Corp.*	82	5,126

Rogers Corp.*	130	17,772

Sanmina Corp.*	228	7,321

SYNNEX Corp.	1	113

Tech Data Corp.*	352	36,693

Trimble, Inc.*	167	6,481

TTM Technologies, Inc.*	2,232	27,219

Zebra Technologies Corp. Class A*	136	28,066

Total Electronic Equipment, Instruments & Components		635,512

Energy Equipment & Services – 0.1%

C&J Energy Services, Inc.*	721	7,736

Cactus, Inc. Class A*	113	3,270

Covia Holdings Corp.*(a)	2,030	4,101

Forum Energy Technologies, Inc.*	1,476	2,288

FTS International, Inc.*	2,778	6,223

Halliburton Co.	2,213	41,715

Helmerich & Payne, Inc.	38	1,523

Keane Group, Inc.*	526	3,187

Liberty Oilfield Services, Inc. Class A	706	7,646

Mammoth Energy Services, Inc.	217	538

NCS Multistage Holdings, Inc.*(a)	393	786

ProPetro Holding Corp.*	297	2,700

RPC, Inc.	1,411	7,916

SEACOR Holdings, Inc.*	94	4,425

Select Energy Services, Inc. Class A*	819	7,092

Smart Sand, Inc.*(a)	2,980	8,433

U.S. Silica Holdings, Inc.	1,454	13,900

Total Energy Equipment & Services		123,479

Entertainment – 1.2%

Activision Blizzard, Inc.	1,046	55,354

Cinemark Holdings, Inc.	709	27,396

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Electronic Arts, Inc.*	559	$54,682

Madison Square Garden Co. (The) Class A*	14	3,689

Netflix, Inc.*	255	68,243

Viacom, Inc. Class B	2,163	51,977

Walt Disney Co. (The)	6,000	781,920

World Wrestling Entertainment, Inc. Class A(a)	75	5,336

Zynga, Inc. Class A*	2,752	16,017

Total Entertainment		1,064,614

Equity Real Estate Investment Trusts (REITs) – 2.0%

Alexander & Baldwin, Inc.	386	9,461

Alexandria Real Estate Equities, Inc.	77	11,861

American Tower Corp.	471	104,152

Americold Realty Trust	82	3,040

Apartment Investment & Management Co. Class A	349	18,197

AvalonBay Communities, Inc.	350	75,366

Boston Properties, Inc.	123	15,948

Brandywine Realty Trust	167	2,530

Brixmor Property Group, Inc.	1,414	28,690

Camden Property Trust	86	9,547

CoreCivic, Inc.	752	12,995

Corporate Office Properties Trust	101	3,008

Cousins Properties, Inc.	293	11,014

Crown Castle International Corp.	318	44,205

CubeSmart	402	14,030

DiamondRock Hospitality Co.	1,108	11,357

Digital Realty Trust, Inc.(a)	137	17,784

Douglas Emmett, Inc.	77	3,298

Duke Realty Corp.	765	25,987

EastGroup Properties, Inc.	45	5,626

Empire State Realty Trust, Inc. Class A	147	2,098

EPR Properties	262	20,137

Equity LifeStyle Properties, Inc.	157	20,975

Equity Residential	841	72,545

Essex Property Trust, Inc.	147	48,018

Extra Space Storage, Inc.	289	33,761

First Industrial Realty Trust, Inc.	174	6,883

Gaming and Leisure Properties, Inc.	818	31,280

GEO Group, Inc. (The)	592	10,265

HCP, Inc.	1,264	45,036

Healthcare Realty Trust, Inc.	167	5,595

Healthcare Trust of America, Inc. Class A	81	2,380

Host Hotels & Resorts, Inc.	3,224	55,743

Hudson Pacific Properties, Inc.	77	2,576

Industrial Logistics Properties Trust	77	1,636

Kilroy Realty Corp.	25	1,947

Kimco Realty Corp.	1,756	36,665

Lamar Advertising Co. Class A	63	5,162

Lexington Realty Trust	1,125	11,531

Liberty Property Trust	576	29,566

Life Storage, Inc.	96	10,119

Medical Properties Trust, Inc.	1,476	28,871

Mid-America Apartment Communities, Inc.	179	23,272

National Health Investors, Inc.	140	11,535

National Retail Properties, Inc.	355	20,022

Omega Healthcare Investors, Inc.	612	25,575

Pebblebrook Hotel Trust	183	5,091

Prologis, Inc.	1,265	107,803

Public Storage	406	99,580

Realty Income Corp.	419	32,129

Regency Centers Corp.	26	1,807

RPT Realty	153	2,073

Ryman Hospitality Properties, Inc.	112	9,163

Sabra Health Care REIT, Inc.	1,097	25,187

SBA Communications Corp.	49	11,816

Senior Housing Properties Trust	2,718	25,155

Service Properties Trust	96	2,476

Simon Property Group, Inc.	766	119,228

STORE Capital Corp.	466	17,433

Terreno Realty Corp.	91	4,649

UDR, Inc.	594	28,797

Urstadt Biddle Properties, Inc. Class A	42	995

Ventas, Inc.	764	55,795

VICI Properties, Inc.	955	21,631

Vornado Realty Trust	36	2,292

W.P. Carey, Inc.	282	25,239

Weingarten Realty Investors	69	2,010

Welltower, Inc.	865	78,412

Weyerhaeuser Co.	3,317	91,881

Total Equity Real Estate Investment Trusts (REITs)		1,761,931

Food & Staples Retailing – 1.3%

Andersons, Inc. (The)	77	1,727

BJ’s Wholesale Club Holdings, Inc.*	833	21,550

Casey’s General Stores, Inc.	95	15,310

Costco Wholesale Corp.	690	198,796

Kroger Co. (The)	5,679	146,405

Performance Food Group Co.*	358	16,472

Sprouts Farmers Market, Inc.*	559	10,811

Sysco Corp.	1,017	80,750

U.S. Foods Holding Corp.*	895	36,784

Walgreens Boots Alliance, Inc.	3,424	189,381

Walmart, Inc.	3,136	372,180

Weis Markets, Inc.	143	5,454

Total Food & Staples Retailing		1,095,620

Food Products – 1.4%

Archer-Daniels-Midland Co.	2,010	82,551

B&G Foods, Inc.(a)	454	8,585

Cal-Maine Foods, Inc.	135	5,394

Campbell Soup Co.	342	16,047

Conagra Brands, Inc.	955	29,299

Darling Ingredients, Inc.*	362	6,925

Flowers Foods, Inc.	951	21,997

General Mills, Inc.	1,547	85,271

Hershey Co. (The)	659	102,138

Hormel Foods Corp.	1,469	64,239

Hostess Brands, Inc.*	636	8,894

Ingredion, Inc.	470	38,418

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

J&J Snack Foods Corp.	54	$10,368

J.M. Smucker Co. (The)	189	20,794

Kellogg Co.	1,960	126,126

Kraft Heinz Co. (The)	3,360	93,862

Lamb Weston Holdings, Inc.	302	21,961

Lancaster Colony Corp.	13	1,802

Mondelez International, Inc. Class A	4,708	260,447

Pilgrim’s Pride Corp.*	169	5,416

Post Holdings, Inc.*	84	8,891

Sanderson Farms, Inc.	16	2,421

Seaboard Corp.	5	21,875

Tootsie Roll Industries, Inc.	194	7,205

Tyson Foods, Inc. Class A	1,566	134,895

Total Food Products		1,185,821

Gas Utilities – 0.1%

Atmos Energy Corp.	272	30,978

Chesapeake Utilities Corp.	13	1,239

National Fuel Gas Co.	408	19,143

New Jersey Resources Corp.	171	7,733

ONE Gas, Inc.	162	15,570

Southwest Gas Holdings, Inc.	173	15,750

UGI Corp.	703	35,340

Total Gas Utilities		125,753

Health Care Equipment & Supplies – 1.3%

Abbott Laboratories	1,921	160,730

ABIOMED, Inc.*	26	4,625

Align Technology, Inc.*	50	9,046

Baxter International, Inc.	803	70,238

Becton, Dickinson and Co.	334	84,489

Boston Scientific Corp.*	2,066	84,065

Cantel Medical Corp.(a)	137	10,248

Cooper Cos., Inc. (The)	79	23,463

Danaher Corp.	1,380	199,313

Edwards Lifesciences Corp.*	412	90,603

Globus Medical, Inc. Class A*	143	7,310

Haemonetics Corp.*	70	8,830

Hill-Rom Holdings, Inc.	178	18,731

ICU Medical, Inc.*	16	2,554

IDEXX Laboratories, Inc.*	71	19,307

Inogen, Inc.*(a)	19	910

Intuitive Surgical, Inc.*	114	61,552

Masimo Corp.*	63	9,374

Neogen Corp.*	64	4,359

ResMed, Inc.	281	37,966

Stryker Corp.	583	126,103

Teleflex, Inc.	48	16,308

Varex Imaging Corp.*	210	5,993

Varian Medical Systems, Inc.*	214	25,485

West Pharmaceutical Services, Inc.	134	19,004

Zimmer Biomet Holdings, Inc.	269	36,926

Total Health Care Equipment & Supplies		1,137,532

Health Care Providers & Services – 2.1%

Amedisys, Inc.*	76	9,957

AmerisourceBergen Corp.	490	40,342

AMN Healthcare Services, Inc.*	166	9,555

Anthem, Inc.	698	167,590

Cardinal Health, Inc.	331	15,620

Centene Corp.*	802	34,694

Cigna Corp.	1,094	166,058

Covetrus, Inc.*(a)	165	1,962

CVS Health Corp.	3,897	245,784

Encompass Health Corp.	264	16,706

Ensign Group, Inc. (The)	285	13,518

HCA Healthcare, Inc.	1,403	168,949

Henry Schein, Inc.*	409	25,971

Humana, Inc.	342	87,439

Laboratory Corp. of America Holdings*	204	34,272

Magellan Health, Inc.*	225	13,972

McKesson Corp.	536	73,250

Molina Healthcare, Inc.*	128	14,044

Quest Diagnostics, Inc.	285	30,504

Select Medical Holdings Corp.*	756	12,527

Tenet Healthcare Corp.*	482	10,662

UnitedHealth Group, Inc.	2,243	487,449

Universal Health Services, Inc. Class B	496	73,780

WellCare Health Plans, Inc.*	90	23,325

Total Health Care Providers & Services		1,777,930

Health Care Technology – 0.0%

Allscripts Healthcare Solutions, Inc.*	1,076	11,814

Cerner Corp.	51	3,477

Medidata Solutions, Inc.*	102	9,333

NextGen Healthcare, Inc.*	134	2,100

Veeva Systems, Inc. Class A*	87	13,284

Total Health Care Technology		40,008

Hotels, Restaurants & Leisure – 2.0%

Aramark	165	7,191

BBX Capital Corp.	1,277	5,964

BJ’s Restaurants, Inc.	128	4,972

Bloomin’ Brands, Inc.	222	4,202

Bluegreen Vacations Corp.(a)	882	8,220

Brinker International, Inc.(a)	246	10,497

Caesars Entertainment Corp.*	2,843	33,149

Choice Hotels International, Inc.	291	25,887

Churchill Downs, Inc.	182	22,469

Cracker Barrel Old Country Store, Inc.(a)	107	17,404

Darden Restaurants, Inc.	271	32,038

Domino’s Pizza, Inc.	56	13,697

Dunkin’ Brands Group, Inc.	160	12,698

Eldorado Resorts, Inc.*	183	7,296

Hilton Grand Vacations, Inc.*	1	32

Hilton Worldwide Holdings, Inc.	1,077	100,279

Hyatt Hotels Corp. Class A	130	9,577

International Speedway Corp. Class A	248	11,162

Jack in the Box, Inc.	67	6,105

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Las Vegas Sands Corp.	1,871	$108,069

Marriott International, Inc. Class A	1,482	184,316

McDonald’s Corp.	1,977	424,482

Monarch Casino & Resort, Inc.*	59	2,460

Planet Fitness, Inc. Class A*	379	21,933

Red Robin Gourmet Burgers, Inc.*	77	2,561

Red Rock Resorts, Inc. Class A	1,104	22,417

SeaWorld Entertainment, Inc.*(a)	78	2,053

Shake Shack, Inc. Class A*	154	15,098

Six Flags Entertainment Corp.	508	25,801

Starbucks Corp.	3,509	310,266

Texas Roadhouse, Inc.	151	7,930

Vail Resorts, Inc.	49	11,150

Wendy’s Co. (The)	1,808	36,124

Wyndham Destinations, Inc.	257	11,827

Wyndham Hotels & Resorts, Inc.	230	11,900

Yum! Brands, Inc.	1,351	153,244

Total Hotels, Restaurants & Leisure		1,684,470

Household Durables – 0.8%

Bassett Furniture Industries, Inc.	117	1,790

Beazer Homes USA, Inc.*	1,450	21,605

Cavco Industries, Inc.*	18	3,458

D.R. Horton, Inc.	3,492	184,063

Ethan Allen Interiors, Inc.	780	14,898

Flexsteel Industries, Inc.	292	4,327

Green Brick Partners, Inc.*	286	3,060

Hamilton Beach Brands Holding Co. Class A	104	1,682

La-Z-Boy, Inc.	899	30,197

Lennar Corp. Class A	1,633	91,203

M/I Homes, Inc.*	919	34,600

MDC Holdings, Inc.	325	14,007

Meritage Homes Corp.*	60	4,221

Mohawk Industries, Inc.*	313	38,834

New Home Co., Inc. (The)*	371	1,618

NVR, Inc.*	12	44,608

PulteGroup, Inc.	1,976	72,223

Taylor Morrison Home Corp. Class A*	81	2,101

Toll Brothers, Inc.	178	7,307

TopBuild Corp.*	404	38,958

TRI Pointe Group, Inc.*	714	10,739

Universal Electronics, Inc.*	223	11,351

Whirlpool Corp.	73	11,560

William Lyon Homes Class A*	2,056	41,860

ZAGG, Inc.*(a)	518	3,248

Total Household Durables		693,518

Household Products – 1.3%

Church & Dwight Co., Inc.	444	33,406

Clorox Co. (The)	370	56,192

Colgate-Palmolive Co.	1,458	107,177

Energizer Holdings, Inc.(a)	208	9,065

Kimberly-Clark Corp.	1,082	153,698

Procter & Gamble Co. (The)	6,231	775,012

Spectrum Brands Holdings, Inc.	537	28,311

Total Household Products		1,162,861

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	843	13,775

Clearway Energy, Inc. Class C	126	2,300

Ormat Technologies, Inc.	81	6,017

Total Independent Power & Renewable Electricity Producers		22,092

Industrial Conglomerates – 1.0%

3M Co.	1,536	252,519

Carlisle Cos., Inc.	435	63,310

Honeywell International, Inc.	3,029	512,507

Roper Technologies, Inc.	129	46,001

Total Industrial Conglomerates		874,337

Insurance – 3.4%

Aflac, Inc.	4,555	238,318

Alleghany Corp.*	90	71,798

Allstate Corp. (The)	1,980	215,186

American Equity Investment Life Holding Co.	1,554	37,607

American Financial Group, Inc.	190	20,492

American International Group, Inc.	1,986	110,620

American National Insurance Co.	297	36,748

Arthur J. Gallagher & Co.	740	66,282

Assurant, Inc.	357	44,918

Brown & Brown, Inc.	1,153	41,577

Cincinnati Financial Corp.	826	96,369

CNA Financial Corp.	2,163	106,528

Employers Holdings, Inc.	287	12,508

Erie Indemnity Co. Class A	153	28,404

FBL Financial Group, Inc. Class A	76	4,523

Fidelity National Financial, Inc.	1,871	83,091

First American Financial Corp.	209	12,333

Genworth Financial, Inc. Class A*	6,858	30,175

Globe Life, Inc.	177	16,950

Hanover Insurance Group, Inc. (The)	198	26,837

Hartford Financial Services Group, Inc. (The)	2,928	177,466

Horace Mann Educators Corp.	77	3,567

Lincoln National Corp.	933	56,279

Loews Corp.	840	43,243

Markel Corp.*	26	30,729

Marsh & McLennan Cos., Inc.	1,448	144,872

MetLife, Inc.	6,091	287,252

National Western Life Group, Inc. Class A	30	8,051

Old Republic International Corp.	2,828	66,656

Primerica, Inc.	87	11,069

Principal Financial Group, Inc.	1,907	108,966

Progressive Corp. (The)	2,532	195,597

Prudential Financial, Inc.	2,137	192,223

Reinsurance Group of America, Inc.	499	79,780

RLI Corp.	106	9,849

Selective Insurance Group, Inc.	162	12,181

Travelers Cos., Inc. (The)	1,019	151,515

W.R. Berkley Corp.	828	59,806

Total Insurance		2,940,365

Interactive Media & Services – 4.0%

Alphabet, Inc. Class A*	1,499	1,830,489

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Cargurus, Inc.*(a)	73	$2,259

Facebook, Inc. Class A*	8,296	1,477,352

IAC/InterActiveCorp*	166	36,183

Match Group, Inc.	608	43,436

TripAdvisor, Inc.*	161	6,227

Twitter, Inc.*	542	22,330

Yelp, Inc.*	440	15,290

Total Interactive Media & Services		3,433,566

Internet & Direct Marketing Retail – 1.1%

Amazon.com, Inc.*	282	489,527

Booking Holdings, Inc.*	128	251,214

eBay, Inc.	3,696	144,070

Expedia Group, Inc.	300	40,323

GrubHub, Inc.*(a)	59	3,316

PetMed Express, Inc.(a)	388	6,992

Qurate Retail, Inc.*	913	9,418

Shutterstock, Inc.*	162	5,851

Stamps.com, Inc.*(a)	36	2,680

Total Internet & Direct Marketing Retail		953,391

IT Services – 3.7%

Alliance Data Systems Corp.	131	16,785

Automatic Data Processing, Inc.	728	117,514

Black Knight, Inc.*	85	5,190

Booz Allen Hamilton Holding Corp.	415	29,473

Broadridge Financial Solutions, Inc.	128	15,927

CACI International, Inc. Class A*	48	11,100

Cognizant Technology Solutions Corp. Class A	1,350	81,358

CSG Systems International, Inc.	231	11,938

DXC Technology Co.	1,561	46,050

EPAM Systems, Inc.*	125	22,790

Euronet Worldwide, Inc.*	122	17,849

ExlService Holdings, Inc.*	77	5,156

Fidelity National Information Services, Inc.	695	92,268

Fiserv, Inc.*	1,718	177,968

FleetCor Technologies, Inc.*	178	51,047

Gartner, Inc.*	75	10,724

Global Payments, Inc.	482	76,638

GoDaddy, Inc. Class A*	71	4,685

GreenSky, Inc. Class A*	420	2,875

International Business Machines Corp.	4,776	694,526

Jack Henry & Associates, Inc.	109	15,911

KBR, Inc.	1,706	41,865

Leidos Holdings, Inc.	88	7,557

ManTech International Corp. Class A	122	8,712

MasterCard, Inc. Class A	1,655	449,448

MAXIMUS, Inc.	348	26,886

NIC, Inc.	547	11,296

Paychex, Inc.	1,083	89,640

PayPal Holdings, Inc.*	1,572	162,843

Perspecta, Inc.	732	19,120

Presidio, Inc.	526	8,889

Science Applications International Corp.	136	11,880

Sykes Enterprises, Inc.*	126	3,861

TTEC Holdings, Inc.	187	8,954

Unisys Corp.*	259	1,924

VeriSign, Inc.*	232	43,762

Virtusa Corp.*	57	2,053

Visa, Inc. Class A	4,009	689,588

Western Union Co. (The)	4,457	103,269

WEX, Inc.*	34	6,870

Total IT Services		3,206,189

Leisure Products – 0.1%

Acushnet Holdings Corp.	296	7,815

Callaway Golf Co.	769	14,926

Clarus Corp.	228	2,673

Hasbro, Inc.	236	28,011

Johnson Outdoors, Inc. Class A	35	2,050

Malibu Boats, Inc. Class A*	77	2,362

Marine Products Corp.	129	1,827

MasterCraft Boat Holdings, Inc.*	109	1,627

Nautilus, Inc.*	201	271

Total Leisure Products		61,562

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	708	54,254

Bio-Rad Laboratories, Inc. Class A*	302	100,488

Bruker Corp.	481	21,130

Cambrex Corp.*	289	17,196

Charles River Laboratories International, Inc.*	128	16,943

Illumina, Inc.*	179	54,455

IQVIA Holdings, Inc.*	72	10,755

Medpace Holdings, Inc.*	42	3,530

Mettler-Toledo International, Inc.*	39	27,472

PerkinElmer, Inc.	248	21,122

PRA Health Sciences, Inc.*	86	8,534

Syneos Health, Inc.*	52	2,767

Thermo Fisher Scientific, Inc.	689	200,685

Waters Corp.*	152	33,931

Total Life Sciences Tools & Services		573,262

Machinery – 2.4%

AGCO Corp.	151	11,431

Albany International Corp. Class A	296	26,687

Allison Transmission Holdings, Inc.	1,230	57,871

Blue Bird Corp.*	138	2,627

Caterpillar, Inc.	2,776	350,637

Chart Industries, Inc.*	36	2,245

Columbus McKinnon Corp.	105	3,825

Commercial Vehicle Group, Inc.*	925	6,669

Cummins, Inc.	1,133	184,305

Deere & Co.	954	160,921

Douglas Dynamics, Inc.	64	2,852

Dover Corp.	332	33,054

Energy Recovery, Inc.*(a)	311	2,881

ESCO Technologies, Inc.	32	2,546

Evoqua Water Technologies Corp.*	892	15,182

Federal Signal Corp.	259	8,480

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Flowserve Corp.	150	$7,007

Fortive Corp.	504	34,554

Gardner Denver Holdings, Inc.*	1,287	36,409

Gorman-Rupp Co. (The)	70	2,435

Graco, Inc.	188	8,656

Harsco Corp.*	301	5,707

Helios Technologies, Inc.	269	10,913

Hillenbrand, Inc.	133	4,107

Hyster-Yale Materials Handling, Inc.	148	8,100

IDEX Corp.	79	12,947

Illinois Tool Works, Inc.	1,350	211,261

ITT, Inc.	855	52,317

John Bean Technologies Corp.	200	19,886

Kennametal, Inc.	834	25,637

Lincoln Electric Holdings, Inc.	537	46,590

Lindsay Corp.(a)	71	6,592

Lydall, Inc.*	509	12,679

Manitowoc Co., Inc. (The)*	638	7,975

Meritor, Inc.*	2,587	47,859

Middleby Corp. (The)*	147	17,184

Milacron Holdings Corp.*	628	10,469

Miller Industries, Inc.	82	2,731

Mueller Water Products, Inc. Class A	1,504	16,905

Navistar International Corp.*	1,109	31,174

Nordson Corp.	312	45,633

Oshkosh Corp.	186	14,099

PACCAR, Inc.	1,715	120,067

Park-Ohio Holdings Corp.	149	4,449

Parker-Hannifin Corp.	384	69,354

Proto Labs, Inc.*	55	5,616

RBC Bearings, Inc.*	40	6,636

REV Group, Inc.(a)	2,139	24,449

Rexnord Corp.*	198	5,356

Spartan Motors, Inc.	383	5,255

SPX FLOW, Inc.*	536	21,151

Stanley Black & Decker, Inc.	355	51,266

Tennant Co.	41	2,899

Terex Corp.	994	25,814

Timken Co. (The)	1,226	53,343

Toro Co. (The)	150	10,995

TriMas Corp.*	81	2,483

Trinity Industries, Inc.	296	5,825

Twin Disc, Inc.*	145	1,536

Wabash National Corp.	1,634	23,709

WABCO Holdings, Inc.*	114	15,248

Woodward, Inc.	199	21,458

Xylem, Inc.	167	13,297

Total Machinery		2,062,245

Marine – 0.0%

Kirby Corp.*	105	8,627

Matson, Inc.	211	7,914

Total Marine		16,541

Media – 1.8%

AMC Networks, Inc. Class A*	866	42,573

Cable One, Inc.	14	17,566

CBS Corp. Class B Non-Voting Shares	1,078	43,519

Charter Communications, Inc. Class A*	163	67,175

Comcast Corp. Class A	16,551	746,119

Discovery, Inc. Class A*(a)	1,683	44,818

DISH Network Corp. Class A*	1,540	52,468

Emerald Expositions Events, Inc.	1,120	10,898

EW Scripps Co. (The) Class A	249	3,307

Fox Corp. Class A	1,294	40,806

Gannett Co., Inc.	1,558	16,733

Gray Television, Inc.*	569	9,286

Interpublic Group of Cos., Inc. (The)	1,790	38,592

Lee Enterprises, Inc.*	1,168	2,383

Liberty Broadband Corp. Class C*	1,284	134,396

Liberty Media Corp – Liberty SiriusXM Series C*	984	41,289

Loral Space & Communications, Inc.*	59	2,443

MSG Networks, Inc. Class A*	488	7,915

National CineMedia, Inc.	963	7,897

New Media Investment Group, Inc.(a)	660	5,815

New York Times Co. (The) Class A	332	9,455

Nexstar Media Group, Inc. Class A(a)	368	37,650

Omnicom Group, Inc.	1,250	97,875

Sirius XM Holdings, Inc.(a)	10,590	66,240

TEGNA, Inc.	670	10,405

Total Media		1,557,623

Metals & Mining – 0.5%

AK Steel Holding Corp.*(a)	4,334	9,838

Allegheny Technologies, Inc.*(a)	767	15,532

Century Aluminum Co.*	668	4,432

Cleveland-Cliffs, Inc.	4,051	29,248

Commercial Metals Co.	1,264	21,968

Freeport-McMoRan, Inc.	15,365	147,043

Newmont Goldcorp Corp.	751	28,478

Nucor Corp.	1,151	58,598

Reliance Steel & Aluminum Co.	868	86,505

Schnitzer Steel Industries, Inc. Class A	399	8,243

Steel Dynamics, Inc.	680	20,264

United States Steel Corp.(a)	1,097	12,670

Warrior Met Coal, Inc.	732	14,289

Total Metals & Mining		457,108

Multi-Utilities – 0.9%

Ameren Corp.	740	59,237

Black Hills Corp.	215	16,497

CenterPoint Energy, Inc.	1,552	46,839

CMS Energy Corp.	819	52,375

Consolidated Edison, Inc.	1,031	97,398

Dominion Energy, Inc.	1,651	133,797

DTE Energy Co.	635	84,430

MDU Resources Group, Inc.	456	12,855

NiSource, Inc.	911	27,257

NorthWestern Corp.	255	19,138

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Public Service Enterprise Group, Inc.	769	$47,739

Sempra Energy	470	69,377

WEC Energy Group, Inc.	870	82,737

Total Multi-Utilities		749,676

Multiline Retail – 0.6%

Dillard’s, Inc. Class A(a)	122	8,065

Dollar General Corp.	726	115,391

Dollar Tree, Inc.*	619	70,665

Kohl’s Corp.	597	29,647

Macy’s, Inc.	2,768	43,015

Nordstrom, Inc.(a)	300	10,101

Ollie’s Bargain Outlet Holdings, Inc.*(a)	102	5,981

Target Corp.	2,013	215,210

Total Multiline Retail		498,075

Oil, Gas & Consumable Fuels – 3.9%

Apache Corp.	2,844	72,806

Arch Coal, Inc. Class A(a)	195	14,469

Callon Petroleum Co.*(a)	1,441	6,254

Carrizo Oil & Gas, Inc.*(a)	811	6,962

Centennial Resource Development, Inc. Class A*	1,076	4,858

Cheniere Energy, Inc.*	437	27,557

Chesapeake Energy Corp.*(a)	16,553	23,340

Chevron Corp.	6,051	717,649

Cimarex Energy Co.	602	28,860

CNX Resources Corp.*	504	3,659

Concho Resources, Inc.	25	1,698

ConocoPhillips	4,441	253,048

Continental Resources, Inc.*	1,203	37,040

CVR Energy, Inc.	557	24,525

Delek U.S. Holdings, Inc.	652	23,668

Denbury Resources, Inc.*(a)	4,602	5,476

EOG Resources, Inc.	1,503	111,553

Exxon Mobil Corp.	12,874	909,033

Gulfport Energy Corp.*	4,151	11,249

HollyFrontier Corp.	465	24,943

Kinder Morgan, Inc.	4,664	96,125

Magnolia Oil & Gas Corp. Class A*(a)	388	4,307

Marathon Oil Corp.	3,185	39,080

Marathon Petroleum Corp.	1,484	90,153

Matador Resources Co.*(a)	690	11,406

Murphy Oil Corp.(a)	442	9,773

Noble Energy, Inc.	2,483	55,768

Occidental Petroleum Corp.	3,090	137,412

ONEOK, Inc.	328	24,170

Overseas Shipholding Group, Inc. Class A*	3,098	5,422

Parsley Energy, Inc. Class A	1,554	26,107

PBF Energy, Inc. Class A	1,642	44,646

Peabody Energy Corp.	1,220	17,958

Phillips 66	2,626	268,902

SM Energy Co.	653	6,328

Targa Resources Corp.	310	12,453

Valero Energy Corp.	1,555	132,548

W&T Offshore, Inc.*	1,555	6,795

Williams Cos., Inc. (The)	1,504	36,186

World Fuel Services Corp.	383	15,297

Total Oil, Gas & Consumable Fuels		3,349,483

Paper & Forest Products – 0.1%

Boise Cascade Co.	788	25,681

Clearwater Paper Corp.*	334	7,054

PH Glatfelter Co.	559	8,603

Verso Corp. Class A*	138	1,708

Total Paper & Forest Products		43,046

Personal Products – 0.2%

elf Beauty, Inc.*	875	15,321

Estee Lauder Cos., Inc. (The) Class A	671	133,496

Nu Skin Enterprises, Inc. Class A	96	4,083

USANA Health Sciences, Inc.*	87	5,950

Total Personal Products		158,850

Pharmaceuticals – 2.6%

ANI Pharmaceuticals, Inc.*	42	3,061

Bristol-Myers Squibb Co.	3,742	189,757

Catalent, Inc.*	118	5,624

Corcept Therapeutics, Inc.*	333	4,707

Eli Lilly & Co.	1,248	139,564

Innoviva, Inc.*	824	8,685

Johnson & Johnson	6,496	840,453

Merck & Co., Inc.	4,373	368,119

Nektar Therapeutics*(a)	1,350	24,590

Pfizer, Inc.	16,340	587,096

Zoetis, Inc.	661	82,354

Total Pharmaceuticals		2,254,010

Professional Services – 0.2%

ASGN, Inc.*	320	20,115

CoStar Group, Inc.*	20	11,864

Exponent, Inc.	161	11,254

FTI Consulting, Inc.*	58	6,147

GP Strategies Corp.*	183	2,350

InnerWorkings, Inc.*	637	2,822

Insperity, Inc.	35	3,452

Kforce, Inc.	77	2,913

ManpowerGroup, Inc.	650	54,756

Mistras Group, Inc.*	155	2,542

Robert Half International, Inc.	680	37,849

TransUnion	251	20,358

TriNet Group, Inc.*	172	10,697

Total Professional Services		187,119

Real Estate Management & Development – 0.2%

CBRE Group, Inc. Class A*	1,158	61,386

Five Point Holdings LLC Class A*(a)	2,023	15,173

Jones Lang LaSalle, Inc.	267	37,129

Kennedy-Wilson Holdings, Inc.	117	2,565

Marcus & Millichap, Inc.*	305	10,824

Newmark Group, Inc. Class A	1,629	14,759

RE/MAX Holdings, Inc. Class A	76	2,444

Realogy Holdings Corp.(a)	952	6,359

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

St. Joe Co. (The)*(a)	333	$5,704

Total Real Estate Management & Development		156,343

Road & Rail – 1.2%

AMERCO	132	51,485

ArcBest Corp.	228	6,943

Covenant Transportation Group, Inc. Class A*	123	2,022

CSX Corp.	1,963	135,977

Genesee & Wyoming, Inc. Class A*	669	73,931

JB Hunt Transport Services, Inc.	587	64,951

Kansas City Southern	714	94,969

Knight-Swift Transportation Holdings, Inc.(a)	1,513	54,922

Landstar System, Inc.	266	29,946

Marten Transport Ltd.	133	2,764

Norfolk Southern Corp.	729	130,972

Old Dominion Freight Line, Inc.	370	62,889

Saia, Inc.*	23	2,155

Union Pacific Corp.	2,020	327,200

Universal Logistics Holdings, Inc.	124	2,887

Werner Enterprises, Inc.	946	33,394

Total Road & Rail		1,077,407

Semiconductors & Semiconductor Equipment – 5.1%

Advanced Micro Devices, Inc.*(a)	902	26,149

Analog Devices, Inc.	1,130	126,255

Applied Materials, Inc.	7,708	384,629

Axcelis Technologies, Inc.*	179	3,059

Broadcom, Inc.	985	271,929

Brooks Automation, Inc.	163	6,036

Cabot Microelectronics Corp.	64	9,037

Ceva, Inc.*	101	3,016

Cirrus Logic, Inc.*	535	28,665

Cohu, Inc.	135	1,823

Cypress Semiconductor Corp.	1,010	23,573

Diodes, Inc.*	72	2,891

Entegris, Inc.	635	29,883

First Solar, Inc.*(a)	421	24,422

Intel Corp.	22,337	1,151,026

KLA Corp.	590	94,075

Lam Research Corp.	1,313	303,447

Maxim Integrated Products, Inc.	1,027	59,474

Microchip Technology, Inc.(a)	393	36,514

Micron Technology, Inc.*	22,837	978,565

MKS Instruments, Inc.	102	9,413

Monolithic Power Systems, Inc.	66	10,272

Nanometrics, Inc.*	78	2,544

NVIDIA Corp.	1,736	302,186

ON Semiconductor Corp.*	1,043	20,036

Power Integrations, Inc.	26	2,351

Qorvo, Inc.*	115	8,526

Rudolph Technologies, Inc.*	118	3,110

Silicon Laboratories, Inc.*	25	2,784

Skyworks Solutions, Inc.	514	40,735

Teradyne, Inc.	533	30,866

Texas Instruments, Inc.	2,936	379,449

Universal Display Corp.	15	2,519

Xilinx, Inc.	579	55,526

Total Semiconductors & Semiconductor Equipment		4,434,785

Software – 4.4%

ACI Worldwide, Inc.*	301	9,429

Adobe, Inc.*	476	131,495

ANSYS, Inc.*	208	46,043

Aspen Technology, Inc.*	136	16,739

Cadence Design Systems, Inc.*	696	45,992

Citrix Systems, Inc.	428	41,310

Envestnet, Inc.*(a)	105	5,953

Fortinet, Inc.*	106	8,137

Guidewire Software, Inc.*	96	10,116

Intuit, Inc.	281	74,729

j2 Global, Inc.(a)	122	11,080

LogMeIn, Inc.	106	7,522

Microsoft Corp.	16,489	2,292,466

Monotype Imaging Holdings, Inc.	258	5,111

Oracle Corp.	12,254	674,338

Paycom Software, Inc.*	49	10,265

Paylocity Holding Corp.*	34	3,318

Pegasystems, Inc.	77	5,240

Progress Software Corp.	257	9,781

PTC, Inc.*	70	4,773

Qualys, Inc.*	105	7,935

RealPage, Inc.*	128	8,046

salesforce.com, Inc.*	401	59,524

SPS Commerce, Inc.*	135	6,354

SS&C Technologies Holdings, Inc.	238	12,274

Symantec Corp.	2,225	52,577

Synopsys, Inc.*	403	55,312

Teradata Corp.*	435	13,485

Verint Systems, Inc.*	245	10,481

VMware, Inc. Class A	942	141,356

Total Software		3,781,181

Specialty Retail – 2.6%

Aaron’s, Inc.	176	11,310

Abercrombie & Fitch Co. Class A	922	14,383

Advance Auto Parts, Inc.	185	30,599

American Eagle Outfitters, Inc.	550	8,921

At Home Group, Inc.*(a)	438	4,214

AutoZone, Inc.*	106	114,970

Bed Bath & Beyond, Inc.	2,905	30,909

Best Buy Co., Inc.	825	56,917

Boot Barn Holdings, Inc.*	294	10,261

Burlington Stores, Inc.*	220	43,960

Camping World Holdings, Inc. Class A	1,563	13,911

CarMax, Inc.*	1,111	97,768

Children’s Place, Inc. (The)(a)	29	2,233

Citi Trends, Inc.	186	3,404

Conn’s, Inc.*	301	7,483

Container Store Group, Inc. (The)*(a)	486	2,148

Designer Brands, Inc. Class A	278	4,759

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

Express, Inc.*	2,578	$8,868

Five Below, Inc.*	63	7,944

Foot Locker, Inc.	646	27,881

Gap, Inc. (The)	885	15,364

Guess?, Inc.	778	14,416

Haverty Furniture Cos., Inc.	119	2,412

Hibbett Sports, Inc.*	541	12,389

Home Depot, Inc. (The)	3,579	830,400

J. Jill, Inc.(a)	1,330	2,527

Kirkland’s, Inc.*(a)	223	343

L Brands, Inc.	906	17,749

Lowe’s Cos., Inc.	2,146	235,974

Lumber Liquidators Holdings, Inc.*(a)	762	7,521

MarineMax, Inc.*	332	5,139

Monro, Inc.	151	11,930

Murphy USA, Inc.*	95	8,103

National Vision Holdings, Inc.*	266	6,403

O’Reilly Automotive, Inc.*	305	121,546

Office Depot, Inc.	959	1,683

RH*	116	19,816

Ross Stores, Inc.	783	86,013

Sally Beauty Holdings, Inc.*(a)	639	9,515

Shoe Carnival, Inc.	168	5,445

Sonic Automotive, Inc. Class A	1,059	33,263

Sportsman’s Warehouse Holdings, Inc.*	507	2,626

Tailored Brands, Inc.	1,094	4,814

Tiffany & Co.(a)	126	11,671

Tile Shop Holdings, Inc.	630	2,010

Tilly’s, Inc. Class A	393	3,710

TJX Cos., Inc. (The)	3,180	177,253

Tractor Supply Co.	503	45,491

Ulta Salon Cosmetics & Fragrance, Inc.*	103	25,817

Williams-Sonoma, Inc.(a)	194	13,188

Winmark Corp.	43	7,585

Zumiez, Inc.*	536	16,978

Total Specialty Retail		2,261,937

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	19,898	4,456,555

HP, Inc.	10,456	197,828

NetApp, Inc.	543	28,513

Western Digital Corp.	3,545	211,424

Xerox Holdings Corp.	250	7,477

Total Technology Hardware, Storage & Peripherals		4,901,797

Textiles, Apparel & Luxury Goods – 0.6%

Columbia Sportswear Co.	393	38,078

Crocs, Inc.*	88	2,443

Culp, Inc.	115	1,875

Deckers Outdoor Corp.*	198	29,177

G-III Apparel Group Ltd.*	638	16,441

Kontoor Brands, Inc.*(a)	81	2,843

Movado Group, Inc.	74	1,840

NIKE, Inc. Class B	3,261	306,273

PVH Corp.	148	13,058

Ralph Lauren Corp.	37	3,532

Tapestry, Inc.	703	18,313

Unifi, Inc.*	410	8,987

Vera Bradley, Inc.*	377	3,808

VF Corp.	609	54,195

Vince Holding Corp.*	216	4,102

Wolverine World Wide, Inc.	138	3,900

Total Textiles, Apparel & Luxury Goods		508,865

Thrifts & Mortgage Finance – 0.3%

Axos Financial, Inc.*	653	18,056

Capitol Federal Financial, Inc.	1,553	21,400

First Defiance Financial Corp.	89	2,578

LendingTree, Inc.*(a)	44	13,659

Luther Burbank Corp.	373	4,226

MGIC Investment Corp.	5,953	74,889

NMI Holdings, Inc. Class A*	383	10,058

OP Bancorp	259	2,533

PennyMac Financial Services, Inc.*	473	14,370

Provident Financial Services, Inc.	995	24,407

Radian Group, Inc.	716	16,353

Sterling Bancorp, Inc.	1,719	16,777

TFS Financial Corp.	688	12,398

TrustCo Bank Corp.	1,101	8,973

United Financial Bancorp, Inc.	240	3,271

Walker & Dunlop, Inc.	148	8,278

WSFS Financial Corp.	81	3,572

Total Thrifts & Mortgage Finance		255,798

Tobacco – 0.8%

Altria Group, Inc.	6,911	282,660

Philip Morris International, Inc.	5,603	425,436

Universal Corp.	77	4,220

Vector Group Ltd.	1,363	16,232

Total Tobacco		728,548

Trading Companies & Distributors – 0.5%

Applied Industrial Technologies, Inc.	118	6,702

Beacon Roofing Supply, Inc.*	656	21,996

BMC Stock Holdings, Inc.*	1,231	32,228

CAI International, Inc.*	481	10,471

DXP Enterprises, Inc.*	72	2,500

Fastenal Co.	2,046	66,843

GATX Corp.	163	12,637

H&E Equipment Services, Inc.	643	18,557

HD Supply Holdings, Inc.*	849	33,260

Herc Holdings, Inc.*	480	22,325

Kaman Corp.	45	2,676

MRC Global, Inc.*	532	6,453

NOW, Inc.*(a)	362	4,152

SiteOne Landscape Supply, Inc.*(a)	161	11,917

Systemax, Inc.	77	1,695

Titan Machinery, Inc.*	148	2,122

United Rentals, Inc.*	285	35,522

Univar Solutions, Inc.*	1,480	30,725

Veritiv Corp.*	83	1,501

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Market Fund (EXT)

September 30, 2019

Investments	Shares	Value

W.W. Grainger, Inc.	214	$63,590

Watsco, Inc.	17	2,876

WESCO International, Inc.*	841	40,174

Total Trading Companies & Distributors		430,922

Water Utilities – 0.1%

American Water Works Co., Inc.	434	53,916

Aqua America, Inc.	372	16,677

Total Water Utilities		70,593

Wireless Telecommunication Services – 0.2%

Spok Holdings, Inc.	170	2,030

Sprint Corp.*	3,978	24,544

T-Mobile U.S., Inc.*	1,978	155,807

Telephone & Data Systems, Inc.	304	7,843

United States Cellular Corp.*	182	6,840

Total Wireless Telecommunication Services		197,064
Total United States		86,303,420

Puerto Rico – 0.0%

Banks – 0.0%

First BanCorp	1,087	10,848

OFG Bancorp	133	2,913

Total Banks		13,761

IT Services – 0.0%

EVERTEC, Inc.	474	14,798
Total Puerto Rico		28,559
TOTAL COMMON STOCKS (Cost: $75,262,082)		86,331,979

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b)
(Cost: $719,544)(c)	719,544	719,544

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $75,981,626)		87,051,523

Other Assets less Liabilities – (0.7)%		(632,433)

NET ASSETS – 100.0%		$86,419,090

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,112,131 and the total market value of the collateral held by the Fund was $1,149,203. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $429,659.

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2019

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
ASSETS:

Investments, at cost	$768,853,249	$895,423,632	$1,750,631,863	$254,194,861	$3,900,570,888

Investment in affiliates, at cost (Note 3)	1,227,585	2,127,929	2,801,777	344,360	11,775,415
Investments in securities, at value[1,2] (Note 2)	840,887,479	950,190,599	2,194,517,273	296,931,199	4,324,722,272

Investment in affiliates, at value (Note 3)	1,318,331	2,196,641	2,837,377	382,432	12,771,510

Cash	380,821	748,392	752,474	90,599	2,704,572

Receivables:

Investment securities sold	—	33,375,892	4,948,659	3,353,877	—

Capital shares sold	—	—	—	5,027,533	—

Dividends	1,668,177	2,056,399	2,821,170	233,571	7,647,665

Securities lending income	3,653	4,626	2,528	174	66,395
Total Assets	844,258,461	988,572,549	2,205,879,481	306,019,385	4,347,912,414
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	44,412,456	24,106,019	16,230,653	995,516	406,883,081

Investment securities purchased	—	—	—	—	382,931

Capital shares redeemed	—	33,434,948	4,952,815	8,379,222	—

Advisory fees (Note 3)	246,985	296,414	496,553	19,109	1,210,266

Service fees (Note 2)	2,867	3,440	7,813	1,055	14,056
Total Liabilities	44,662,308	57,840,821	21,687,834	9,394,902	408,490,334
NET ASSETS	$799,596,153	$930,731,728	$2,184,191,647	$296,624,483	$3,939,422,080
NET ASSETS:

Paid-in capital	$763,504,185	$898,677,320	$1,764,773,575	$254,662,116	$3,618,046,220

Total distributable earnings (loss)	36,091,968	32,054,408	419,418,072	41,962,367	321,375,860
NET ASSETS	$799,596,153	$930,731,728	$2,184,191,647	$296,624,483	$3,939,422,080
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,150,000	12,500,000	22,050,000	8,850,000	108,550,000
Net asset value per share	$87.39	$74.46	$99.06	$33.52	$36.29
[1] Includes market value of securities out on loan of:	$63,506,189	$35,789,805	$32,733,086	$1,472,480	$773,309,450
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2019

	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
ASSETS:

Investments, at cost	$1,069,211,840	$114,861,444	$2,424,954,769	$39,656,348	$2,250,370,697

Investment in affiliates, at cost (Note 3)	1,466,819	—	—	—	5,882,715
Investments in securities, at value[1,2] (Note 2)	1,209,235,913	118,817,398	2,895,084,812	43,684,140	2,315,964,284

Investment in affiliates, at value (Note 3)	1,615,286	—	—	—	6,064,714

Cash	284,873	41,296	1,788,774	17,309	2,658,331

Receivables:

Investment securities sold	—	—	—	—	1,960,223

Dividends	1,288,838	119,639	2,187,725	54,907	4,403,992

Securities lending income	21,520	192	3,168	40	123,988
Total Assets	1,212,446,430	118,978,525	2,899,064,479	43,756,396	2,331,175,532
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	89,208,484	581,842	6,595,506	56,390	237,902,355

Investment securities purchased	213,383	—	—	—	3,893,566

Advisory fees (Note 3)	346,976	26,364	651,356	13,578	642,917

Service fees (Note 2)	4,032	415	10,235	157	7,467
Total Liabilities	89,772,875	608,621	7,257,097	70,125	242,446,305
NET ASSETS	$1,122,673,555	$118,369,904	$2,891,807,382	$43,686,271	$2,088,729,227
NET ASSETS:

Paid-in capital	$1,087,114,157	$123,233,159	$2,450,452,476	$41,884,145	$2,191,671,385

Total distributable earnings (loss)	35,559,398	(4,863,255)	441,354,906	1,802,126	(102,942,158)
NET ASSETS	$1,122,673,555	$118,369,904	$2,891,807,382	$43,686,271	$2,088,729,227
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	28,450,000	3,900,000	64,100,000	500,000	76,350,000
Net asset value per share	$39.46	$30.35	$45.11	$87.37	$27.36
[1] Includes market value of securities out on loan of:	$157,545,229	$1,062,871	$20,611,969	$811,763	$341,456,638
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2019

	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Market Fund
ASSETS:

Investments, at cost	$784,548,900	$113,862,634	$557,813,731	$75,981,626

Investment in affiliates, at cost (Note 3)	—	—	1,105,262	—
Investments in securities, at value[1,2] (Note 2)	834,633,555	125,249,374	721,361,074	87,051,523

Investment in affiliates, at value (Note 3)	—	—	1,118,361	—

Cash	734,048	146,265	294,288	36,490

Receivables:

Investment securities sold[3]	8,699,958	225,029	—	—

Dividends	580,140	100,826	1,036,232	70,630

Securities lending income	58,923	1,462	1,891	326
Total Assets	844,706,624	125,722,956	723,811,846	87,158,969
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	40,777,297	4,506,158	5,353,571	719,544

Investment securities purchased	5,052,578	309,804	19,158	—

Capital shares redeemed	3,565,305	—	—	—

Advisory fees (Note 3)	243,868	36,856	162,503	20,020

Service fees (Note 2)	2,835	427	2,557	315
Total Liabilities	49,641,883	4,853,245	5,537,789	739,879
NET ASSETS	$795,064,741	$120,869,711	$718,274,057	$86,419,090
NET ASSETS:

Paid-in capital	$810,344,264	$129,577,225	$562,393,836	$70,127,334

Total distributable earnings (loss)	(15,279,523)	(8,707,514)	155,880,221	16,291,756
NET ASSETS	$795,064,741	$120,869,711	$718,274,057	$86,419,090
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	22,300,000	3,400,000	7,250,000	2,550,000
Net asset value per share	$35.65	$35.55	$99.07	$33.89
[1] Includes market value of securities out on loan of:	$78,113,255	$5,819,500	$8,321,940	$1,112,131
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$19,720	—	—	—

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$15,863,782	$20,296,478	$31,616,282	$2,928,630	$62,675,910

Dividends from affiliates (Note 3)	53,220	57,537	55,483	18,382	192,404

Non-cash dividends	—	—	—	—	382,931

Securities lending income (Note 2)	5,485	39,745	48,148	2,104	585,405
Total investment income	15,922,487	20,393,760	31,719,913	2,949,116	63,836,650
EXPENSES:

Advisory fees (Note 3)	1,490,868	1,812,977	2,927,608	107,799	7,289,639

Service fees (Note 2)	17,262	20,993	46,005	5,928	84,406
Total expenses	1,508,130	1,833,970	2,973,613	113,727	7,374,045
Expense waivers (Note 3)	(6,311)	(6,275)	(4,666)	(309)	(21,721)
Net expenses	1,501,819	1,827,695	2,968,947	113,418	7,352,324
Net investment income	14,420,668	18,566,065	28,750,966	2,835,698	56,484,326
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(177)	(2,004,015)	1,630,979	79,525	7,355,654

Investment transactions in affiliates (Note 3)	123,394	639,904	306,616	57,899	888,262

In-kind redemptions	5,175,429	11,798,302	11,208,810	4,072,457	7,633,194
Net realized gain	5,298,646	10,434,191	13,146,405	4,209,881	15,877,110
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	12,195,270	14,785,933	93,550,964	9,143,163	37,994,232

Investment transactions in affiliates (Note 3)	(135,486)	(500,957)	(233,605)	(14,789)	(596,643)
Net increase in unrealized appreciation/depreciation	12,059,784	14,284,976	93,317,359	9,128,374	37,397,589
Net realized and unrealized gain on investments	17,358,430	24,719,167	106,463,764	13,338,255	53,274,699
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,779,098	$43,285,232	$135,214,730	$16,173,953	$109,759,025
[1] Net of foreign withholding tax of:	—	—	—	—	$3,962

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$10,946,177	$1,034,730	$37,001,176	$438,794	$41,441,861

Dividends from affiliates (Note 3)	68,851	1,743	—	—	60,417

Non-cash dividends	213,383	—	—	—	—

Securities lending income (Note 2)	52,650	3,592	116,751	72	563,174
Total investment income	11,281,061	1,040,065	37,117,927	438,866	42,065,452
EXPENSES:

Advisory fees (Note 3)	2,136,018	153,713	3,840,014	75,679	3,952,186

Service fees (Note 2)	24,733	2,415	60,343	876	45,762
Total expenses	2,160,751	156,128	3,900,357	76,555	3,997,948
Expense waivers (Note 3)	(7,915)	(83)	—	—	(8,479)
Net expenses	2,152,836	156,045	3,900,357	76,555	3,989,469
Net investment income	9,128,225	884,020	33,217,570	362,311	38,075,983
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1,787,326	(1,011,574)	(1,461,884)	(691,494)	(68,292,724)

Investment transactions in affiliates (Note 3)	95,874	(180)	—	—	1,311,038

In-kind redemptions	6,571,503	3,822,755	65,181,822	1,027,770	11,422,864
Net realized gain (loss)	8,454,703	2,811,001	63,719,938	336,276	(55,558,822)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(5,248,149)	1,372,234	67,753,314	938,793	37,980,077

Investment transactions in affiliates (Note 3)	(35,475)	—	—	—	(785,391)
Net increase (decrease) in unrealized appreciation/depreciation	(5,283,624)	1,372,234	67,753,314	938,793	37,194,686
Net realized and unrealized gain (loss) on investments	3,171,079	4,183,235	131,473,252	1,275,069	(18,364,136)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,299,304	$5,067,255	$164,690,822	$1,637,380	$19,711,847
[1] Net of foreign withholding tax of:	$3,432	—	—	—	$521

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Market Fund
INVESTMENT INCOME:

Dividends[1]	$7,037,871	$1,677,561	$10,616,696	$1,052,708

Dividends from affiliates (Note 3)	34,075	—	15,520	—

Non-cash dividends	—	—	19,158	—

Securities lending income (Note 2)	331,349	7,423	22,103	2,331
Total investment income	7,403,295	1,684,984	10,673,477	1,055,039
EXPENSES:

Advisory fees (Note 3)	1,460,177	222,743	952,819	137,186

Service fees (Note 2)	16,908	2,579	14,973	2,156
Total expenses	1,477,085	225,322	967,792	139,342
Expense waivers (Note 3)	(2,857)	—	(1,708)	—
Net expenses	1,474,228	225,322	966,084	139,342
Net investment income	5,929,067	1,459,662	9,707,393	915,697
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,436,605	(868,487)	134,893	(103,047)

Investment transactions in affiliates (Note 3)	68,607	—	90,780	—

In-kind redemptions	5,828,283	666,193	5,824,715	9,871,731
Net realized gain (loss)	8,333,495	(202,294)	6,050,388	9,768,684
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(18,433,696)	3,026,914	25,456,684	(5,758,028)

Investment transactions in affiliates (Note 3)	2,199	—	(52,609)	—
Net increase (decrease) in unrealized appreciation/depreciation	(18,431,497)	3,026,914	25,404,075	(5,758,028)
Net realized and unrealized gain (loss) on investments	(10,098,002)	2,824,620	31,454,463	4,010,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,168,935)	$4,284,282	$41,161,856	$4,926,353
[1] Net of foreign withholding tax of:	$1,683	—	—	$32

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,420,668	$28,459,541	$18,566,065	$33,702,169	$28,750,966	$54,897,223

Net realized gain (loss) on investments	5,298,646	(9,263,640)	10,434,191	18,061,856	13,146,405	52,140,960

Net increase in unrealized appreciation/depreciation on investments	12,059,784	17,633,990	14,284,976	40,659,909	93,317,359	78,059,509
Net increase in net assets resulting from operations	31,779,098	36,829,891	43,285,232	92,423,934	135,214,730	185,097,692
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(14,721,250)	(27,973,156)	(18,262,250)	(32,229,868)	(28,774,000)	(53,410,696)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	17,140,809	97,756,088	14,531,640	166,962,552	76,626,296	234,835,743

Cost of shares redeemed	(25,671,372)	(126,053,661)	(62,098,592)	(309,176,101)	(33,840,728)	(265,109,065)
Net increase (decrease) in net assets resulting from capital share transactions	(8,530,563)	(28,297,573)	(47,566,952)	(142,213,549)	42,785,568	(30,273,322)
Net Increase (Decrease) in Net Assets	8,527,285	(19,440,838)	(22,543,970)	(82,019,483)	149,226,298	101,413,674
NET ASSETS:

Beginning of period	$791,068,868	$810,509,706	$953,275,698	$1,035,295,181	$2,034,965,349	$1,933,551,675

End of period	$799,596,153	$791,068,868	$930,731,728	$953,275,698	$2,184,191,647	$2,034,965,349
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,250,000	9,600,000	13,150,000	15,200,000	21,600,000	21,850,000

Shares created	200,000	1,250,000	200,000	2,500,000	800,000	2,750,000

Shares redeemed	(300,000)	(1,600,000)	(850,000)	(4,550,000)	(350,000)	(3,000,000)
Shares outstanding, end of period	9,150,000	9,250,000	12,500,000	13,150,000	22,050,000	21,600,000

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. LargeCap Fund		WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,835,698	$4,105,179	$56,484,326	$77,627,387	$9,128,225	$14,693,427

Net realized gain (loss) on investments	4,209,881	7,825,960	15,877,110	(303,975)	8,454,703	(45,427,404)

Net increase (decrease) in unrealized appreciation/depreciation on investments	9,128,374	1,152,048	37,397,589	148,961,939	(5,283,624)	55,470,241
Net increase in net assets resulting from operations	16,173,953	13,083,187	109,759,025	226,285,351	12,299,304	24,736,264
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,830,250)	(4,134,218)	(53,760,250)	(73,682,291)	(8,717,500)	(15,362,214)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	59,683,835	84,643,974	183,219,528	840,413,736	45,957,197	223,804,927

Cost of shares redeemed	(16,254,209)	(38,554,537)	(33,478,910)	(323,811,148)	(25,176,882)	(170,031,971)
Net increase in net assets resulting from capital share transactions	43,429,626	46,089,437	149,740,618	516,602,588	20,780,315	53,772,956
Net Increase in Net Assets	56,773,329	55,038,406	205,739,393	669,205,648	24,362,119	63,147,006
NET ASSETS:

Beginning of period	$239,851,154	$184,812,748	$3,733,682,687	$3,064,477,039	$1,098,311,436	$1,035,164,430

End of period	$296,624,483	$239,851,154	$3,939,422,080	$3,733,682,687	$1,122,673,555	$1,098,311,436
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,550,000	6,100,000	104,400,000	89,850,000	27,950,000	26,800,000

Shares created	1,800,000	2,800,000	5,100,000	24,500,000	1,150,000	6,000,000

Shares redeemed	(500,000)	(1,350,000)	(950,000)	(9,950,000)	(650,000)	(4,850,000)
Shares outstanding, end of period	8,850,000	7,550,000	108,550,000	104,400,000	28,450,000	27,950,000

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Shareholder Yield Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$884,020	$959,562	$33,217,570	$54,709,740	$362,311	$667,735

Net realized gain (loss) on investments	2,811,001	(11,426,428)	63,719,938	(52,868,008)	336,276	(461,016)

Net increase in unrealized appreciation/depreciation on investments	1,372,234	2,506,832	67,753,314	211,580,499	938,793	2,272,056
Net increase (decrease) in net assets resulting from operations	5,067,255	(7,960,034)	164,690,822	213,422,231	1,637,380	2,478,775
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(881,500)	(905,199)	(34,221,250)	(54,505,786)	(345,000)	(676,737)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	40,618,800	204,488,667	221,384,993	813,059,228	8,422,190	7,819,793

Cost of shares redeemed	(40,915,306)	(86,725,156)	(240,408,559)	(255,919,617)	(4,141,226)	(15,975,374)
Net increase (decrease) in net assets resulting from capital share transactions	(296,506)	117,763,511	(19,023,566)	557,139,611	4,280,964	(8,155,581)
Net Increase (Decrease) in Net Assets	3,889,249	108,898,278	111,446,006	716,056,056	5,573,344	(6,353,543)
NET ASSETS:

Beginning of period	$114,480,655	$5,582,377	$2,780,361,376	$2,064,305,320	$38,112,927	$44,466,470

End of period	$118,369,904	$114,480,655	$2,891,807,382	$2,780,361,376	$43,686,271	$38,112,927
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,950,000	200,000	64,600,000	51,200,000	450,000	550,000

Shares created	1,350,000	6,900,000	5,050,000	20,200,000	100,000	100,000

Shares redeemed	(1,400,000)	(3,150,000)	(5,550,000)	(6,800,000)	(50,000)	(200,000)
Shares outstanding, end of period	3,900,000	3,950,000	64,100,000	64,600,000	500,000	450,000

See Notes to Financial Statements.

116	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$38,075,983	$60,197,738	$5,929,067	$10,917,123	$1,459,662	$2,754,660

Net realized gain (loss) on investments	(55,558,822)	(25,799,382)	8,333,495	(20,905,486)	(202,294)	(6,993,104)

Net increase (decrease) in unrealized appreciation/depreciation on investments	37,194,686	19,992,593	(18,431,497)	17,632,066	3,026,914	7,710,228
Net increase (decrease) in net assets resulting from operations	19,711,847	54,390,949	(4,168,935)	7,643,703	4,284,282	3,471,784
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(36,563,750)	(57,474,162)	(5,828,000)	(10,921,376)	(1,411,250)	(2,704,131)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	70,270,956	224,869,870	91,565,752	235,765,480	1,809,026	53,170,662

Cost of shares redeemed	(52,394,865)	(99,358,936)	(22,601,897)	(85,389,190)	(3,511,666)	(35,299,166)
Net increase (decrease) in net assets resulting from capital share transactions	17,876,091	125,510,934	68,963,855	150,376,290	(1,702,640)	17,871,496
Net Increase in Net Assets	1,024,188	122,427,721	58,966,920	147,098,617	1,170,392	18,639,149
NET ASSETS:

Beginning of period	$2,087,705,039	$1,965,277,318	$736,097,821	$588,999,204	$119,699,319	$101,060,170

End of period	$2,088,729,227	$2,087,705,039	$795,064,741	$736,097,821	$120,869,711	$119,699,319
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	75,800,000	71,650,000	20,400,000	16,500,000	3,450,000	2,950,000

Shares created	2,550,000	7,800,000	2,550,000	6,500,000	50,000	1,600,000

Shares redeemed	(2,000,000)	(3,650,000)	(650,000)	(2,600,000)	(100,000)	(1,100,000)
Shares outstanding, end of period	76,350,000	75,800,000	22,300,000	20,400,000	3,400,000	3,450,000

See Notes to Financial Statements.

WisdomTree Trust	117

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Total Market Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,707,393	$16,841,431	$915,697	$1,492,840

Net realized gain (loss) on investments	6,050,388	6,393,021	9,768,684	(1,032,702)

Net increase (decrease) in unrealized appreciation/depreciation on investments	25,404,075	29,242,553	(5,758,028)	4,233,368
Net increase in net assets resulting from operations	41,161,856	52,477,005	4,926,353	4,693,506
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(9,459,250)	(16,303,635)	(872,000)	(1,733,962)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	52,683,254	76,547,498	1,582,684	51,103,813

Cost of shares redeemed	(14,214,912)	(43,849,267)	(32,243,023)	(10,984,580)
Net increase (decrease) in net assets resulting from capital share transactions	38,468,342	32,698,231	(30,660,339)	40,119,233
Net Increase (Decrease) in Net Assets	70,170,948	68,871,601	(26,605,986)	43,078,777
NET ASSETS:

Beginning of period	$648,103,109	$579,231,508	$113,025,076	$69,946,299

End of period	$718,274,057	$648,103,109	$86,419,090	$113,025,076
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,850,000	6,500,000	3,500,000	2,250,000

Shares created	550,000	850,000	50,000	1,600,000

Shares redeemed	(150,000)	(500,000)	(1,000,000)	(350,000)
Shares outstanding, end of period	7,250,000	6,850,000	2,550,000	3,500,000

See Notes to Financial Statements.

118	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$85.52	$84.43	$82.50	$75.41	$75.82	$70.27
Investment operations:

Net investment income[1]	1.57	3.06	2.73	2.52	2.46	2.47

Net realized and unrealized gain (loss)	1.90	1.05	1.96	7.31	(0.38)	5.38
Total from investment operations	3.47	4.11	4.69	9.83	2.08	7.85
Dividends and distributions to shareholders:

Net investment income	(1.60)	(2.96)	(2.76)	(2.69)	(2.49)	(2.30)

Capital gains	—	(0.06)	—	—	—	—

Tax return of capital	—	—	—	(0.05)	—	—
Total dividends and distributions to shareholders	(1.60)	(3.02)	(2.76)	(2.74)	(2.49)	(2.30)
Net asset value, end of period	$87.39	$85.52	$84.43	$82.50	$75.41	$75.82

TOTAL RETURN[2]	4.14%	4.99%	5.71%	13.27%	2.96%	11.27%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$799,596	$791,069	$810,510	$903,352	$916,193	$1,250,987

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.39%[6]

Net investment income	3.68%[5]	3.57%	3.22%	3.21%	3.39%	3.34%
Portfolio turnover rate[7]	2%	32%	34%	33%	32%	32%

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$72.49	$68.11	$68.48	$63.29	$60.74	$56.57
Investment operations:

Net investment income[1]	1.41	2.49	2.21	2.10	2.10	1.95

Net realized and unrealized gain (loss)	1.95	4.28	(0.34)	5.39	2.50	4.03
Total from investment operations	3.36	6.77	1.87	7.49	4.60	5.98
Dividends to shareholders:

Net investment income	(1.39)	(2.39)	(2.24)	(2.30)	(2.05)	(1.81)
Net asset value, end of period	$74.46	$72.49	$68.11	$68.48	$63.29	$60.74

TOTAL RETURN[2]	4.72%	10.15%	2.69%	12.02%	7.88%	10.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$930,732	$953,276	$1,035,295	$1,263,368	$1,025,362	$1,059,849

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%[8]	0.38%[8]	0.38%[8]	0.39%[9]

Net investment income	3.89%[5]	3.55%	3.17%	3.17%	3.53%	3.25%
Portfolio turnover rate[7]	4%	20%	17%	23%	20%	27%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

WisdomTree Trust	119

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$94.21	$88.49	$82.92	$73.42	$73.27	$67.60
Investment operations:

Net investment income[1]	1.33	2.54	2.22	2.04	2.01	1.86

Net realized and unrealized gain	4.85	5.66	5.57	9.63	0.13	5.59
Total from investment operations	6.18	8.20	7.79	11.67	2.14	7.45
Dividends to shareholders:

Net investment income	(1.33)	(2.48)	(2.22)	(2.17)	(1.99)	(1.78)
Net asset value, end of period	$99.06	$94.21	$88.49	$82.92	$73.42	$73.27

TOTAL RETURN[2]	6.61%	9.44%	9.44%	16.13%	3.04%	11.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,184,192	$2,034,965	$1,933,552	$1,940,332	$1,725,259	$2,106,618

Ratios to average net assets[3] of:

Expenses[4]	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.29%[6]

Net investment income	2.75%[5]	2.79%	2.54%	2.63%	2.81%	2.59%
Portfolio turnover rate[7]	1%	11%	10%	11%	11%	12%

WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[8]	For the Year Ended March 31, 2017[8]	For the Year Ended March 31, 2016[8]	For the Year Ended March 31, 2015[8]
Net asset value, beginning of period	$31.77	$30.30	$27.14	$23.22	$23.83	$21.80
Investment operations:

Net investment income[1]	0.34	0.60	0.53	0.48	0.49	0.45

Net realized and unrealized gain (loss)	1.75	1.46	3.11	3.95	(0.60)	2.00
Total from investment operations	2.09	2.06	3.64	4.43	(0.11)	2.45
Dividends to shareholders:

Net investment income	(0.34)	(0.59)	(0.48)	(0.51)	(0.50)	(0.42)
Net asset value, end of period	$33.52	$31.77	$30.30	$27.14	$23.22	$23.83

TOTAL RETURN[2]	6.58%	6.93%	13.49%	19.31%	(0.45)%	11.28%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$296,624	$239,851	$184,813	$130,254	$118,412	$139,386

Ratios to average net assets[3] of:

Expenses	0.08%[4,5]	0.28%[4]	0.28%[4]	0.28%	0.28%[4]	0.29%[4,6]

Net investment income	2.10%[5]	1.94%	1.80%	1.94%	2.11%	1.93%
Portfolio turnover rate[7]	1%	14%	17%	19%	18%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

120	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of period	$35.76	$34.11	$32.50	$28.69	$28.68	$25.66
Investment operations:

Net investment income[2]	0.53	0.82	0.76	0.78	0.71	0.72

Net realized and unrealized gain	0.50	1.61	1.59	3.89	0.08	2.95
Total from investment operations	1.03	2.43	2.35	4.67	0.79	3.67
Dividends and distributions to shareholders:

Net investment income	(0.50)	(0.78)	(0.74)	(0.86)	(0.68)	(0.65)

Capital gains	—	—	—	—	(0.10)	—
Total dividends and distributions to shareholders	(0.50)	(0.78)	(0.74)	(0.86)	(0.78)	(0.65)
Net asset value, end of period	$36.29	$35.76	$34.11	$32.50	$28.69	$28.68

TOTAL RETURN[3]	2.93%	7.21%	7.30%	16.52%	2.98%	14.46%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,939,422	$3,733,683	$3,064,477	$2,822,559	$1,609,484	$1,595,896

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%[7]	0.38%[7]	0.38%	0.39%[8]

Net investment income	2.94%[6]	2.34%	2.26%	2.56%	2.60%	2.65%
Portfolio turnover rate[9]	2%	27%	27%	33%	32%	30%

WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[10]	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015[10]
Net asset value, beginning of period	$39.30	$38.63	$35.25	$30.07	$32.14	$29.58
Investment operations:

Net investment income[2]	0.32	0.53	0.47	0.50	0.40	0.42

Net realized and unrealized gain (loss)	0.15	0.68	3.32	5.25	(2.10)	2.52
Total from investment operations	0.47	1.21	3.79	5.75	(1.70)	2.94
Dividends and distributions to shareholders:

Net investment income	(0.31)	(0.54)	(0.41)	(0.54)	(0.37)	(0.38)

Tax return of capital	—	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(0.31)	(0.54)	(0.41)	(0.57)	(0.37)	(0.38)
Net asset value, end of period	$39.46	$39.30	$38.63	$35.25	$30.07	$32.14

TOTAL RETURN[3]	1.19%	3.22%	10.77%[11]	19.31%	(5.29)%	9.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,122,674	$1,098,311	$1,035,164	$794,832	$662,944	$737,532

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.39%[12]

Net investment income	1.62%[6]	1.34%	1.25%	1.54%	1.32%	1.37%
Portfolio turnover rate[9]	1%	36%	45%	42%	40%	36%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[11]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

WisdomTree Trust	121

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$28.98	$27.91	$24.75
Investment operations:

Net investment income[1]	0.24	0.47	0.34

Net realized and unrealized gain	1.38	0.97	3.09
Total from investment operations	1.62	1.44	3.43
Dividends to shareholders:

Net investment income	(0.25)	(0.37)	(0.27)
Net asset value, end of period	$30.35	$28.98	$27.91

TOTAL RETURN[2]	5.58%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$118,370	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%[3,4]	0.28%[4,5]	0.28%[3]

Net investment income	1.61%[3]	1.65%[5]	1.66%[3]
Portfolio turnover rate[6]	82%	179%	143%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$43.04	$40.32	$35.45	$31.25	$31.23	$27.95
Investment operations:

Net investment income[1]	0.53	0.97	0.78	0.73	0.70	0.66

Net realized and unrealized gain (loss)	2.09	2.71	4.84	4.20	(0.02)	3.21
Total from investment operations	2.62	3.68	5.62	4.93	0.68	3.87
Dividends and distributions to shareholders:

Net investment income	(0.55)	(0.93)	(0.75)	(0.73)	(0.66)	(0.59)

Capital gains	—	(0.03)	—	—	—	(0.00)[7]
Total dividends and distributions to shareholders	(0.55)	(0.96)	(0.75)	(0.73)	(0.66)	(0.59)
Net asset value, end of period	$45.11	$43.04	$40.32	$35.45	$31.25	$31.23

TOTAL RETURN[2]	6.13%	9.25%	15.95%[8]	15.99%	2.25%	13.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,891,807	$2,780,361	$2,064,305	$1,290,417	$595,351	$448,158

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.29%[9]

Net investment income	2.42%[3]	2.33%	1.99%	2.22%	2.30%	2.19%
Portfolio turnover rate[6]	0%[10]	29%	29%	29%	32%	35%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[10]	Amount represents less than 1%.

See Notes to Financial Statements.

122	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Shareholder Yield Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of period	$84.70	$80.85	$70.26	$62.76	$66.28	$58.57
Investment operations:

Net investment income[2]	0.79	1.43	1.14	0.92	1.06	0.88

Net realized and unrealized gain (loss)	2.60	3.89	10.59	7.55	(3.70)	7.71
Total from investment operations	3.39	5.32	11.73	8.47	(2.64)	8.59
Dividends to shareholders:

Net investment income	(0.72)	(1.47)	(1.14)	(0.97)	(0.88)	(0.88)
Net asset value, end of period	$87.37	$84.70	$80.85	$70.26	$62.76	$66.28

TOTAL RETURN[3]	4.01%	6.70%	16.77%	13.61%	(4.00)%	14.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$43,686	$38,113	$44,466	$59,718	$138,062	$26,511

Ratios to average net assets of:

Expenses	0.38%[4]	0.38%	0.38%[5,6]	0.38%[5]	0.38%[5,6]	0.39%[5,6,7]

Net investment income	1.82%[4]	1.73%	1.48%[5]	1.42%[5]	1.68%[5]	1.42%[5]
Portfolio turnover rate[8]	47%	54%	82%	106%	85%	63%

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[9]	For the Year Ended March 31, 2017[9]	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015[9]
Net asset value, beginning of period	$27.54	$27.43	$26.88	$22.91	$23.99	$22.78
Investment operations:

Net investment income[2]	0.49	0.82	0.81	0.70	0.69	0.66

Net realized and unrealized gain (loss)	(0.19)	0.08	0.53	4.09	(1.13)	1.20
Total from investment operations	0.30	0.90	1.34	4.79	(0.44)	1.86
Dividends to shareholders:

Net investment income	(0.48)	(0.79)	(0.79)	(0.82)	(0.64)	(0.65)
Net asset value, end of period	$27.36	$27.54	$27.43	$26.88	$22.91	$23.99

TOTAL RETURN[3]	1.12%	3.25%	5.02%[10]	21.21%	(1.69)%	8.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,088,729	$2,087,705	$1,965,277	$1,975,473	$1,216,658	$1,248,932

Ratios to average net assets[5] of:

Expenses[6]	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.39%[7]

Net investment income	3.66%[4]	2.91%	2.93%	2.75%	3.10%	2.86%
Portfolio turnover rate[9]	5%	26%	36%	44%	33%	33%
[1]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[10]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	123

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of period	$36.08	$35.70	$32.16	$25.69	$28.14	$27.13
Investment operations:

Net investment income[2]	0.27	0.58	0.37	0.31	0.34	0.33

Net realized and unrealized gain (loss)	(0.43)	0.38	3.51	6.53	(2.48)	0.99
Total from investment operations	(0.16)	0.96	3.88	6.84	(2.14)	1.32
Dividends to shareholders:

Net investment income	(0.27)	(0.58)	(0.34)	(0.37)	(0.31)	(0.31)
Net asset value, end of period	$35.65	$36.08	$35.70	$32.16	$25.69	$28.14

TOTAL RETURN[3]	(0.44)%	2.72%	12.09%[4]	26.75%	(7.60)%	4.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$795,065	$736,098	$588,999	$490,370	$369,965	$422,121

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.39%[8]

Net investment income	1.54%[7]	1.56%	1.08%	1.06%	1.31%	1.24%
Portfolio turnover rate[9]	3%	45%	48%	51%	43%	43%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$34.70	$34.26	$33.06	$28.17	$30.12	$28.43
Investment operations:

Net investment income[2]	0.44	0.88	0.76	0.74	0.67	0.65

Net realized and unrealized gain (loss)	0.83	0.41	1.21	4.87	(2.02)	1.69
Total from investment operations	1.27	1.29	1.97	5.61	(1.35)	2.34
Dividends and distributions to shareholders:

Net investment income	(0.42)	(0.85)	(0.77)	(0.72)	(0.60)	(0.65)

Capital gains	—	—	—	—	—	(0.00)[10]
Total dividends and distributions to shareholders	(0.42)	(0.85)	(0.77)	(0.72)	(0.60)	(0.65)
Net asset value, end of period	$35.55	$34.70	$34.26	$33.06	$28.17	$30.12

TOTAL RETURN[3]	3.71%	3.81%	5.97%	20.12%	(4.42)%	8.37%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$120,870	$119,699	$101,060	$102,498	$35,208	$22,594

Ratios to average net assets of:

Expenses	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.39%[8]

Net investment income	2.49%[7]	2.47%	2.24%	2.35%	2.43%	2.30%
Portfolio turnover rate[9]	1%	42%	51%	56%	50%	53%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Amount represents less than $0.005.

See Notes to Financial Statements.

124	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$94.61	$89.11	$84.04	$74.24	$74.25	$68.29
Investment operations:

Net investment income[1]	1.38	2.56	2.27	2.07	2.04	1.91

Net realized and unrealized gain (loss)	4.42	5.41	5.05	9.97	(0.03)	5.86
Total from investment operations	5.80	7.97	7.32	12.04	2.01	7.77
Dividends to shareholders:

Net investment income	(1.34)	(2.47)	(2.25)	(2.24)	(2.02)	(1.81)
Net asset value, end of period	$99.07	$94.61	$89.11	$84.04	$74.24	$74.25

TOTAL RETURN[2]	6.18%	9.10%	8.76%[3]	16.47%	2.84%	11.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$718,274	$648,103	$579,232	$571,504	$493,708	$582,862

Ratios to average net assets[4] of:

Expenses[5]	0.28%[6]	0.28%	0.28%[7]	0.28%[7]	0.28%[7]	0.29%[8]

Net investment income	2.85%[6]	2.78%	2.56%	2.63%	2.83%	2.64%
Portfolio turnover rate[9]	1%	11%	11%	12%	12%	13%

WisdomTree U.S. Total Market Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[10]	For the Year Ended March 31, 2017[10]	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015[10]
Net asset value, beginning of period	$32.29	$31.09	$27.89	$23.83	$24.65	$22.60
Investment operations:

Net investment income[1]	0.31	0.60	0.53	0.48	0.48	0.45

Net realized and unrealized gain (loss)	1.61	1.29	3.17	4.10	(0.78)	2.01
Total from investment operations	1.92	1.89	3.70	4.58	(0.30)	2.46
Dividends and distributions to shareholders:

Net investment income	(0.32)	(0.69)	(0.50)	(0.51)	(0.52)	(0.41)

Tax return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.32)	(0.69)	(0.50)	(0.52)	(0.52)	(0.41)
Net asset value, end of period	$33.89	$32.29	$31.09	$27.89	$23.83	$24.65

TOTAL RETURN[2]	5.96%	6.34%	13.31%	19.39%	(1.18)%	10.93%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$86,419	$113,025	$69,946	$62,755	$57,204	$107,209

Ratios to average net assets of:

Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.29%[11]

Net investment income	1.87%[6]	1.89%	1.75%	1.87%	2.00%	1.88%
Portfolio turnover rate[9]	1%	22%	22%	19%	12%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Trust	125

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund’’)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund’’)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’)	June 16, 2006
WisdomTree U.S. Total Market Fund (“U.S. Total Market Fund’’)	February 23, 2007

Each Fund, except the U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The U.S. Quality Shareholder Yield Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including

126	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves,

WisdomTree Trust	127

Notes to Financial Statements (unaudited) (continued)

prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing each Fund’s assets:

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$796,475,023	$—	$—
Exchange-Traded Funds	1,318,331	—	—
Investment of Cash Collateral for Securities Loaned	—	44,412,456	—
Total	$797,793,354	$44,412,456	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$926,084,580	$—	$—
Exchange-Traded Fund	2,196,641	—	—
Investment of Cash Collateral for Securities Loaned	—	24,106,019	—
Total	$928,281,221	$24,106,019	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,178,286,620	$—	$—
Exchange-Traded Fund	2,837,377	—	—
Investment of Cash Collateral for Securities Loaned	—	16,230,653	—
Total	$2,181,123,997	$16,230,653	$—

U.S. LargeCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$295,935,683	$—	$—
Exchange-Traded Fund	382,432	—	—
Investment of Cash Collateral for Securities Loaned	—	995,516	—
Total	$296,318,115	$995,516	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,917,839,191	$—	$—
Exchange-Traded Fund	12,771,510	—	—
Investment of Cash Collateral for Securities Loaned	—	406,883,081	—
Total	$3,930,610,701	$406,883,081	$—

U.S. MidCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,120,027,429	$—	$—
Exchange-Traded Fund	1,615,286	—	—
Investment of Cash Collateral for Securities Loaned	—	89,208,484	—
Total	$1,121,642,715	$89,208,484	$—

128	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$118,235,556	$—	$—
Investment of Cash Collateral for Securities Loaned	—	581,842	—
Total	$118,235,556	$581,842	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,888,489,306	$—	$—
Investment of Cash Collateral for Securities Loaned	—	6,595,506	—
Total	$2,888,489,306	$6,595,506	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,627,750	$—	$—
Investment of Cash Collateral for Securities Loaned	—	56,390	—
Total	$43,627,750	$56,390	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,078,015,871	$—	$—
Rights	—	—	46,058	**
Exchange-Traded Fund	6,064,714	—	—
Investment of Cash Collateral for Securities Loaned	—	237,902,355	—
Total	$2,084,080,585	$237,902,355	$46,058

U.S. SmallCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$793,850,183	$—	$—
Rights	—	—	6,075	**
Investment of Cash Collateral for Securities Loaned	—	40,777,297	—
Total	$793,850,183	$40,777,297	$6,075

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$120,743,216	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,506,158	—
Total	$120,743,216	$4,506,158	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$716,007,503	$—	$—
Exchange-Traded Fund	1,118,361	—	—
Investment of Cash Collateral for Securities Loaned	—	5,353,571	—
Total	$717,125,864	$5,353,571	$—

U.S. Total Market Fund	Level 1	Level 2	Level 3
Common Stocks*	$86,331,979	$—	$—
Investment of Cash Collateral for Securities Loaned	—	719,544	—
Total	$86,331,979	$719,544	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

WisdomTree Trust	129

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

130	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2019, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2019, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Trust	131

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Total Market Fund	0.28%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$2,727,952	$3,239,268	$5,342,064	$105,826	$(71,968)	$659,014	$26,960
U.S. MidCap Dividend Fund	2,729,775	3,224,021	5,248,529	17,568	(63,518)	659,317	26,260
Total U.S. Dividend ex-Financials Fund	$5,457,727	$6,463,289	$10,590,593	$123,394	$(135,486)	$1,318,331	$53,220
U.S. High Dividend Fund
U.S. Total Dividend Fund	$6,952,088	$10,353,403	$15,247,797	$639,904	$(500,957)	$2,196,641	$57,537
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$7,208,819	$10,162,661	$14,607,114	$306,616	$(233,605)	$2,837,377	$55,483
U.S. LargeCap Fund
U.S. High Dividend Fund	$535,191	$2,035,695	$2,231,564	$57,899	$(14,789)	$382,432	$18,382

132	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$18,835,332	$26,678,701	$33,034,142	$888,262	$(596,643)	$12,771,510	$192,404
U.S. MidCap Fund
U.S. MidCap Dividend Fund	$3,984,501	$4,831,825	$7,261,439	$95,874	$(35,475)	$1,615,286	$68,851
U.S. Multifactor Fund
U.S. Quality Dividend Growth Fund	$—	$1,075,194	$1,075,014	$(180)	$—	$—	$1,743
U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$18,990,782	$12,208,664	$25,660,379	$1,311,038	$(785,391)	$6,064,714	$60,417
U.S. SmallCap Fund
U.S. MidCap Fund	$1,433,943	$6,811,272	$8,316,021	$68,607	$2,199	$—	$34,075
U.S. Total Dividend Fund
U.S. Total Market Fund	$1,355,082	$4,674,162	$4,949,054	$90,780	$(52,609)	$1,118,361	$15,520

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months ended September 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
U.S. Dividend ex-Financials Fund	19	$1,661	$40
U.S. LargeCap Dividend Fund	37	3,666	41
U.S. LargeCap Fund	1,047	35,116	345
U.S. MidCap Dividend Fund	311	11,292	162
U.S. MidCap Fund	63	2,485	23
U.S. Multifactor Fund	1,884	57,161	435
U.S. Quality Dividend Growth Fund	1,163	52,440	624
U.S. Quality Shareholder Yield Fund	124	10,841	52
U.S. SmallCap Dividend Fund	231	6,322	107
U.S. SmallCap Fund	390	13,884	124
U.S. SmallCap Quality Dividend Growth Fund	96	3,416	35
U.S. Total Dividend Fund	—	—	16
4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Trust	133

Notes to Financial Statements (unaudited) (concluded)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$13,083,488	$13,545,765	$17,083,894	$25,630,210
U.S. High Dividend Fund	35,158,895	35,294,358	14,502,410	61,986,432
U.S. LargeCap Dividend Fund	26,635,573	23,279,901	76,505,421	33,806,066
U.S. LargeCap Fund	2,315,303	2,334,229	54,588,507	11,208,144
U.S. MidCap Dividend Fund	81,237,030	80,438,560	179,256,510	29,883,566
U.S. MidCap Fund	16,409,582	16,215,057	45,885,655	25,129,616
U.S. Multifactor Fund	89,296,366	90,564,445	37,582,464	37,851,797
U.S. Quality Dividend Growth Fund	21,506,326	5,192,799	201,682,843	235,747,661
U.S. Quality Shareholder Yield Fund	18,823,900	18,793,428	8,393,867	4,144,025
U.S. SmallCap Dividend Fund	103,634,745	98,969,730	67,516,695	52,256,383
U.S. SmallCap Fund	21,573,789	21,758,328	91,380,819	22,529,392
U.S. SmallCap Quality Dividend Growth Fund	1,156,183	1,125,441	1,802,640	3,509,300
U.S. Total Dividend Fund	9,212,233	8,134,011	52,564,914	14,201,838
U.S. Total Market Fund	905,923	687,203	1,581,262	32,186,148

6. FEDERAL INCOME TAXES

At September 30, 2019, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Dividend ex-Financials Fund	$780,265,063	$130,745,744	$(68,804,997)	$61,940,747
U.S. High Dividend Fund	918,439,019	120,340,191	(86,391,970)	33,948,221
U.S. LargeCap Dividend Fund	1,766,912,132	528,578,689	(98,136,171)	430,442,518
U.S. LargeCap Fund	254,685,217	49,797,515	(7,169,101)	42,628,414
U.S. MidCap Dividend Fund	3,947,505,086	634,151,935	(244,163,239)	389,988,696
U.S. MidCap Fund	1,080,726,343	203,527,485	(73,402,629)	130,124,856
U.S. Multifactor Fund	114,912,171	6,273,538	(2,368,311)	3,905,227
U.S. Quality Dividend Growth Fund	2,451,852,026	554,899,038	(111,666,252)	443,232,786
U.S. Quality Shareholder Yield Fund	39,950,682	4,685,430	(951,972)	3,733,458
U.S. SmallCap Dividend Fund	2,277,444,432	301,475,990	(256,891,424)	44,584,566
U.S. SmallCap Fund	791,199,019	126,655,970	(83,221,434)	43,434,536
U.S. SmallCap Quality Dividend Growth Fund	116,013,979	18,299,491	(9,064,096)	9,235,395
U.S. Total Dividend Fund	563,693,861	187,498,837	(28,713,263)	158,785,574
U.S. Total Market Fund	76,065,785	13,696,239	(2,710,501)	10,985,738

134	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of the series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); and (ii) the Sub Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Fund, the Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2019, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Group, Expense Groups and Expense Universes. The Board noted that the Performance Group, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Group, Expense Group and Expense Universe

WisdomTree Trust	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Fund included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Group, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Fund and noted that total return performance of the Fund was above the Performance Group median for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of

136	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	137

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

138	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2904

WisdomTree Trust

Semi-Annual Report

September 30, 2019

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Modern Tech Platforms Fund (PLAT)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.4%
Information Technology	20.9%
Materials	11.5%
Communication Services	10.1%
Energy	7.0%
Industrials	6.2%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Utilities	5.1%
Real Estate	3.5%
Health Care	1.6%
Investment Company	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Samsung Electronics Co., Ltd.	8.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
BHP Group Ltd.	3.4%
Singapore Telecommunications Ltd.	2.2%
Commonwealth Bank of Australia	2.1%
China Mobile Ltd.	2.1%
China Construction Bank Corp., Class H	1.9%
Westpac Banking Corp.	1.7%
China Petroleum & Chemical Corp., Class H	1.5%
National Australia Bank Ltd.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the Asia Pacific ex-Japan region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$982.00	0.48%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.80%	-1.31%	5.84%	2.84%	4.76%
Fund Market Price Returns	-2.05%	-1.16%	5.53%	2.77%	4.71%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	-1.51%	-0.89%	6.48%	3.33%	5.45%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]	-3.28%	-1.77%	6.52%	4.07%	5.26%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.

[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	30.9%
Communication Services	20.3%
Financials	14.3%
Health Care	8.8%
Information Technology	7.3%
Real Estate	6.1%
Consumer Staples	5.4%
Industrials	4.5%
Materials	1.3%
Utilities	0.8%
Energy	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	13.1%
Tencent Holdings Ltd.	11.6%
Ping An Insurance Group Co. of China Ltd., Class A	5.3%
Ping An Insurance Group Co. of China Ltd., Class H	4.3%
Baidu, Inc., ADR	3.2%
JD.com, Inc., ADR	2.6%
Jiangsu Hengrui Medicine Co., Ltd., Class A	2.3%
NetEase, Inc., ADR	1.9%
China Minsheng Banking Corp., Ltd., Class A	1.9%
Yum China Holdings, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$929.60	0.32%[1]	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.04%	0.78%	12.17%	8.06%	7.04%
Fund Market Price Returns	-7.66%	0.51%	11.69%	7.88%	6.83%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-6.91%	-1.60%	11.56%	8.41%	7.36%
MSCI China Index	-8.55%	-3.93%	7.72%	6.04%	6.75%
FTSE China 50 Index	-7.91%	-4.10%	5.66%	4.32%	5.23%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	24.7%
Consumer Staples	23.8%
Information Technology	17.0%
Communication Services	13.7%
Financials	8.2%
Real Estate	5.3%
Health Care	3.0%
Utilities	2.3%
Materials	0.9%
Energy	0.6%
Industrials	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Samsung Electronics Co., Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Alibaba Group Holding Ltd., ADR	2.0%
MercadoLibre, Inc.	1.8%
Naspers Ltd., Class N	1.6%
Nestle India Ltd.	1.0%
Titan Co., Ltd.	1.0%
CP ALL PCL, NVDR	0.9%
Hindustan Unilever Ltd.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the “Fund”) seeks income and capital appreciation by investing in companies in the consumer and non-consumer sectors that exemplify growth trends in emerging market consumers and their local economies.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$987.60	0.32%[1]	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.24%	3.24%	1.08%	-0.52%	0.03%
Fund Market Price Returns	-1.75%	3.92%	1.10%	-0.48%	-0.03%
MSCI Emerging Markets Index	-3.66%	-2.02%	5.97%	2.33%	2.44%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.9%
Information Technology	17.0%
Financials	16.3%
Communication Services	14.1%
Consumer Staples	8.0%
Energy	6.7%
Materials	6.1%
Industrials	5.1%
Health Care	3.9%
Real Estate	2.5%
Utilities	1.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	7.9%
Tencent Holdings Ltd.	7.7%
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
Lukoil PJSC, ADR	2.1%
Reliance Industries Ltd., GDR	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Ping An Insurance Group Co. of China Ltd., Class A	1.8%
Naspers Ltd., Class N	1.5%
Novatek PJSC, GDR Reg S	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$974.10	0.32%[1]	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-2.59%	-0.28%	7.36%	4.32%
Fund Market Price Returns	-2.54%	-0.23%	7.45%	4.53%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-2.55%	-0.46%	7.81%	5.39%
MSCI Emerging Markets Index	-3.66%	-2.02%	5.97%	3.40%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	20.8%
Energy	18.5%
Materials	14.4%
Communication Services	10.8%
Information Technology	10.8%
Consumer Discretionary	6.0%
Utilities	4.7%
Consumer Staples	4.7%
Industrials	4.2%
Real Estate	3.5%
Health Care	0.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Gazprom PJSC, ADR	3.6%
MMC Norilsk Nickel PJSC, ADR	3.5%
Lukoil PJSC, ADR	2.9%
Tatneft PJSC, ADR	2.7%
China Construction Bank Corp., Class H	2.7%
China Mobile Ltd.	2.5%
Sberbank of Russia PJSC, ADR	2.3%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
China Petroleum & Chemical Corp., Class H	1.8%
Uni-President Enterprises Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$984.00	0.63%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.60%	-1.20%	8.04%	1.33%	2.92%
Fund Market Price Returns	-2.09%	-0.84%	7.71%	1.38%	2.78%
WisdomTree Emerging Markets High Dividend Index	-1.40%	-0.28%	8.70%	2.20%	3.89%
MSCI Emerging Markets Index	-3.66%	-2.02%	5.97%	2.33%	3.37%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Communication Services	13.2%
Consumer Staples	10.9%
Information Technology	9.5%
Energy	9.3%
Consumer Discretionary	9.2%
Utilities	7.8%
Industrials	7.2%
Materials	6.8%
Real Estate	2.8%
Health Care	0.6%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
China Coal Energy Co., Ltd., Class H	1.3%
China Shenhua Energy Co., Ltd., Class H	1.2%
China Telecom Corp., Ltd., Class H	1.1%
China Construction Bank Corp., Class H	1.1%
China Unicom Hong Kong Ltd.	1.0%
China Mobile Ltd.	1.0%
Bank of Communications Co., Ltd., Class H	1.0%
Chongqing Rural Commercial Bank Co., Ltd., Class H	1.0%
Lukoil PJSC, ADR	0.9%
Rosneft Oil Co. PJSC, GDR Reg S	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation, by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$941.50	0.48%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-5.85%	-9.27%	-8.06%
Fund Market Price Returns	-6.94%	-9.80%	-8.04%
MSCI Emerging Markets Index	-3.66%	-2.02%	-2.65%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.0%
Consumer Discretionary	13.1%
Financials	12.3%
Consumer Staples	12.2%
Industrials	8.2%
Materials	8.0%
Energy	7.1%
Communication Services	6.9%
Real Estate	5.5%
Health Care	4.1%
Utilities	3.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Samsung Electronics Co., Ltd.	3.0%
Ping An Insurance Group Co. of China Ltd., Class H	1.2%
Reliance Industries Ltd.	1.1%
Sberbank of Russia PJSC, ADR	0.9%
Infosys Ltd.	0.9%
China Mobile Ltd.	0.9%
SK Hynix, Inc.	0.8%
Lukoil PJSC, ADR	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$973.60	0.32%[1]	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.64%	0.95%	3.91%	1.02%	1.46%
Fund Market Price Returns	-3.70%	1.21%	3.19%	0.83%	1.07%
MSCI Emerging Markets Index	-3.66%	-2.02%	5.97%	2.33%	3.22%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.6%
Real Estate	13.1%
Consumer Discretionary	12.7%
Industrials	12.6%
Financials	10.1%
Materials	8.6%
Utilities	6.7%
Consumer Staples	6.1%
Communication Services	3.8%
Health Care	3.1%
Energy	1.9%
Investment Company	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Transmissora Alianca de Energia Eletrica S.A.	1.4%
Guangzhou R&F Properties Co., Ltd., Class H	1.0%
Qualicorp Consultoria e Corretora de Seguros S.A.	0.9%
Wistron Corp.	0.7%
Moneta Money Bank AS	0.7%
Realtek Semiconductor Corp.	0.7%
Powertech Technology, Inc.	0.7%
Foschini Group Ltd. (The)	0.7%
Chicony Electronics Co., Ltd.	0.7%
Cia de Saneamento do Parana	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$970.60	0.63%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.94%	0.31%	6.10%	2.46%	4.53%
Fund Market Price Returns	-3.03%	1.11%	5.75%	2.60%	4.44%
WisdomTree Emerging Markets SmallCap Dividend Index	-2.65%	1.17%	6.83%	3.49%	5.58%
MSCI Emerging Markets Small Cap Index	-5.52%	-5.49%	1.32%	-0.13%	3.21%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as	of September 30, 2019 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.1%
Industrials	17.8%
Consumer Discretionary	12.2%
Health Care	11.5%
Consumer Staples	10.9%
Communication Services	10.2%
Materials	6.1%
Financials	5.1%
Real Estate	4.2%
Energy	1.0%
Utilities	0.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
British American Tobacco PLC	5.2%
Tokyo Electron Ltd.	4.9%
Telenor ASA	4.8%
Atlas Copco AB, Class A	3.7%
ASML Holding N.V.	3.1%
Safran S.A.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
CSL Ltd.	2.8%
adidas AG	2.8%
Coloplast A/S, Class B	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,061.60	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.16%	3.90%	8.15%	4.97%	5.08%
Fund Market Price Returns	5.81%	4.05%	8.01%	4.99%	4.98%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[1]	6.40%	4.58%	8.94%	5.68%	5.84%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[2]	3.47%	2.03%	7.37%	4.86%	5.82%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.

[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Sector Breakdown†

Sector	% of Net Assets
Real Estate	99.2%
Financials	0.4%
Consumer Discretionary	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	4.2%
Henderson Land Development Co., Ltd.	2.4%
Unibail-Rodamco-Westfield	2.2%
Vonovia SE	2.1%
Link REIT	2.1%
Scentre Group	2.1%
Klepierre S.A.	1.8%
Daiwa House Industry Co., Ltd.	1.8%
New World Development Co., Ltd.	1.5%
Swire Properties Ltd.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the Real Estate sector in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$966.20	0.58%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.38%	6.07%	7.69%	6.67%	7.07%
Fund Market Price Returns	-3.54%	5.71%	7.47%	6.69%	7.00%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	-3.30%	6.50%	7.97%	6.95%	7.30%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	2.75%	8.61%	4.14%	3.81%	6.68%
MSCI ACWI ex-USA Real Estate Index	-4.62%	4.96%	12.36%	N/A	N/A
*	Returns of less than one year are cumulative.

[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.9%
Consumer Staples	12.6%
Energy	11.7%
Communication Services	10.7%
Utilities	9.9%
Real Estate	8.2%
Information Technology	7.6%
Health Care	7.5%
Consumer Discretionary	5.7%
Industrials	5.0%
Materials	3.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
AT&T, Inc.	3.3%
Exxon Mobil Corp.	2.6%
Procter & Gamble Co. (The)	2.5%
Verizon Communications, Inc.	2.4%
Chevron Corp.	1.9%
Coca-Cola Co. (The)	1.8%
Cisco Systems, Inc.	1.5%
Pfizer, Inc.	1.5%
PepsiCo, Inc.	1.4%
Philip Morris International, Inc.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.70	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.17%	2.42%	6.52%	3.64%	5.53%
Fund Market Price Returns	2.05%	2.69%	6.29%	3.65%	5.42%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[1]	2.07%	2.29%	6.36%	3.46%	5.60%
MSCI Europe Value/MSCI AC World Spliced Index[2]	3.59%	1.38%	9.71%	6.65%	8.35%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.

[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.0%
Energy	21.3%
Information Technology	15.2%
Materials	11.2%
Consumer Discretionary	7.3%
Utilities	5.3%
Industrials	5.2%
Consumer Staples	5.2%
Health Care	3.9%
Communication Services	1.5%
Real Estate	0.6%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	10.2%
Housing Development Finance Corp., Ltd.	7.2%
Infosys Ltd.	6.3%
Tata Consultancy Services Ltd.	3.5%
Oil & Natural Gas Corp., Ltd.	3.3%
Indian Oil Corp., Ltd.	2.1%
HCL Technologies Ltd.	1.9%
Coal India Ltd.	1.9%
Kotak Mahindra Bank Ltd.	1.6%
Axis Bank Ltd.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$910.80	0.85%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.92%	-0.03%	4.39%	2.66%	2.32%
Fund Market Price Returns	-8.71%	0.19%	4.48%	2.81%	2.28%
WisdomTree India Earnings Index	-9.12%	0.17%	5.31%	3.62%	3.40%
MSCI India Index	-4.68%	4.73%	6.53%	3.84%	4.09%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.5%
Financials	14.1%
Consumer Discretionary	12.9%
Consumer Staples	12.0%
Materials	11.2%
Energy	11.1%
Health Care	6.4%
Communication Services	4.4%
Industrials	3.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	11.1%
Infosys Ltd.	10.7%
Tata Consultancy Services Ltd.	7.9%
Hindustan Unilever Ltd.	5.3%
ICICI Bank Ltd.	4.8%
Kotak Mahindra Bank Ltd.	4.7%
Maruti Suzuki India Ltd.	3.2%
Bharti Airtel Ltd.	2.6%
HCL Technologies Ltd.	2.4%
Asian Paints Ltd.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$976.90	0.58%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
[1]

Fund commenced operations on April 4, 2019. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 180/366 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown†

Sector	% of Net Assets
Financials	59.1%
Communication Services	13.1%
Real Estate	7.3%
Materials	6.4%
Industrials	5.7%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.6%
Consumer Discretionary	1.3%
Health Care	0.3%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Qatar National Bank QPSC	8.5%
Al Rajhi Bank	5.6%
Emirates Telecommunications Group Co. PJSC	4.7%
First Abu Dhabi Bank PJSC	4.7%
National Bank of Kuwait SAKP	4.4%
Mobile Telecommunications Co. KSC	3.6%
Abu Dhabi Commercial Bank PJSC	3.5%
Saudi Basic Industries Corp.	3.3%
Ahli United Bank BSC	3.3%
Arab Bank PLC	2.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the Middle East. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$985.80	0.88%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.42%	6.71%	8.68%	-0.06%	6.42%
Fund Market Price Returns	-0.79%	6.71%	8.68%	-0.31%	6.13%
WisdomTree Middle East Dividend Index	-0.34%	7.78%	10.37%	1.32%	7.41%
MSCI Arabian Markets ex-Saudi Arabia Index	2.33%	7.46%	5.59%	-2.11%	2.54%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Modern Tech Platforms Fund (PLAT)

Sector Breakdown†

Sector	% of Net Assets
Communication Services	32.7%
Consumer Discretionary	23.7%
Financials	16.6%
Information Technology	15.8%
Industrials	9.3%
Health Care	1.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Pinduoduo, Inc., ADR	2.2%
Snap, Inc., Class A	2.1%
London Stock Exchange Group PLC	2.1%
Coupa Software, Inc.	1.9%
CoStar Group, Inc.	1.8%
Copart, Inc.	1.8%
Teladoc Health, Inc.	1.8%
Anaplan, Inc.	1.8%
CME Group, Inc.	1.8%
Match Group, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Modern Tech Platforms Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Modern Tech Platforms Index (the “Index”). In seeking to track the Index, the Fund invests in mid and large-cap companies on a U.S. or European stock exchange that are generating substantial revenue from a modern platform business. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,011.70	0.45%	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
[1]

Fund commenced operations on May 22, 2019. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 132/366 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

WisdomTree Trust	17

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Modern Tech Platforms Index is an equal-weighted index that is designed to provide exposure to mid and large-cap companies that are generating substantial revenue from a modern platform business.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

18	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 24.0%

AGL Energy Ltd.	10,256	$132,533

APA Group	13,629	105,341

Aristocrat Leisure Ltd.	2,488	51,348

ASX Ltd.	397	21,707

Australia & New Zealand Banking Group Ltd.	18,358	353,122

BHP Group Ltd.	40,310	998,309

Brambles Ltd.	12,503	96,132

CIMIC Group Ltd.	2,606	55,277

Cochlear Ltd.	260	36,501

Commonwealth Bank of Australia	11,435	623,388

Computershare Ltd.	2,667	29,050

Crown Resorts Ltd.	8,122	66,009

CSL Ltd.	1,583	249,500

Fortescue Metals Group Ltd.(a)	56,420	334,862

Insurance Australia Group Ltd.	10,914	58,151

Macquarie Group Ltd.	1,742	154,005

National Australia Bank Ltd.	20,842	417,489

Newcrest Mining Ltd.	2,739	64,194

Qantas Airways Ltd.	14,684	62,294

QBE Insurance Group Ltd.	4,632	39,238

Ramsay Health Care Ltd.(a)	1,460	63,877

REA Group Ltd.	686	50,070

Rio Tinto Ltd.	5,484	342,757

Sonic Healthcare Ltd.	4,247	80,346

South32 Ltd.	52,955	93,575

Suncorp Group Ltd.	6,752	62,164

Sydney Airport	32,591	176,507

Tabcorp Holdings Ltd.	23,546	77,021

Telstra Corp., Ltd.	152,031	359,906

Transurban Group	29,804	295,288

Treasury Wine Estates Ltd.	4,259	53,342

Wesfarmers Ltd.	14,315	384,259

Westpac Banking Corp.	24,470	489,172

Woodside Petroleum Ltd.	9,505	207,577

Woolworths Group Ltd.	11,444	287,742

Total Australia		6,972,053

China – 17.2%

AAC Technologies Holdings, Inc.(a)	6,900	36,527

Agricultural Bank of China Ltd. Class H	192,900	75,542

Anhui Conch Cement Co., Ltd. Class H	12,000	71,255

ANTA Sports Products Ltd.	12,000	99,268

Bank of China Ltd. Class H	553,055	217,288

Bank of Communications Co., Ltd. Class H	167,955	109,693

Beijing Enterprises Holdings Ltd.	6,400	29,431

China CITIC Bank Corp., Ltd. Class H	89,800	47,882

China Construction Bank Corp. Class H	712,400	543,428

China Gas Holdings Ltd.	11,700	45,221

China Life Insurance Co., Ltd. Class H	24,396	56,513

China Merchants Bank Co., Ltd. Class H	20,204	96,131

China Mobile Ltd.	74,134	613,260

China Overseas Land & Investment Ltd.	21,565	67,808

China Pacific Insurance Group Co., Ltd. Class H	13,800	50,698

China Petroleum & Chemical Corp. Class H	749,161	445,326

China Resources Beer Holdings Co., Ltd.	4,300	22,791

China Resources Cement Holdings Ltd.	38,000	38,100

China Resources Land Ltd.	16,300	68,303

China Resources Power Holdings Co., Ltd.	42,418	51,457

China Shenhua Energy Co., Ltd. Class H	60,536	121,545

China Telecom Corp., Ltd. Class H	125,038	56,941

CITIC Ltd.	68,400	86,379

CNOOC Ltd.	207,061	315,898

Country Garden Holdings Co., Ltd.(a)	54,000	68,401

CSPC Pharmaceutical Group Ltd.	19,300	38,751

ENN Energy Holdings Ltd.	4,100	42,415

Fosun International Ltd.	24,500	30,315

Geely Automobile Holdings Ltd.(a)	40,800	69,220

Guangdong Investment Ltd.	39,500	77,293

Hengan International Group Co., Ltd.	9,600	62,944

Industrial & Commercial Bank of China Ltd. Class H	492,270	329,670

Kunlun Energy Co., Ltd.	28,000	24,109

Lenovo Group Ltd.	112,000	74,720

PetroChina Co., Ltd. Class H	181,419	93,262

PICC Property & Casualty Co., Ltd. Class H	26,500	30,930

Ping An Insurance Group Co. of China Ltd. Class H	15,646	179,723

Shenzhou International Group Holdings Ltd.	5,800	75,761

Shimao Property Holdings Ltd.	6,000	17,527

Sunac China Holdings Ltd.	4,000	16,073

Tencent Holdings Ltd.	5,500	231,663

Want Want China Holdings Ltd.(a)	66,800	53,427

WH Group Ltd.(b)	141,500	126,710

Total China		5,009,599

Hong Kong – 9.4%

AIA Group Ltd.	23,725	224,103

Bank of East Asia Ltd. (The)	14,011	34,494

BOC Hong Kong Holdings Ltd.	46,889	159,100

Chow Tai Fook Jewellery Group Ltd.	27,600	22,779

CLP Holdings Ltd.	27,604	289,970

Galaxy Entertainment Group Ltd.	28,000	174,120

Hang Lung Properties Ltd.	29,000	65,847

Hang Seng Bank Ltd.	8,103	174,683

Henderson Land Development Co., Ltd.	24,775	115,352

Hong Kong & China Gas Co., Ltd.	109,279	212,999

Hong Kong Exchanges & Clearing Ltd.	4,862	142,646

MTR Corp., Ltd.	52,680	295,676

New World Development Co., Ltd.	56,857	73,833

Power Assets Holdings Ltd.	33,579	225,519

Sino Land Co., Ltd.	30,924	46,468

Sun Hung Kai Properties Ltd.	13,034	187,544

Swire Pacific Ltd. Class A	5,000	46,528

Swire Properties Ltd.	24,200	75,939

Techtronic Industries Co., Ltd.	10,000	69,584

Wharf Holdings Ltd. (The)	22,350	48,752

Wheelock & Co., Ltd.	8,000	45,565

Total Hong Kong		2,731,501

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2019

Investments	Shares	Value

India – 5.8%

Asian Paints Ltd.	1,413	$35,134

Bharat Petroleum Corp., Ltd.	20,310	134,724

Bharti Airtel Ltd.	11,589	60,023

Bharti Infratel Ltd.	15,245	55,349

Coal India Ltd.	28,546	80,500

HCL Technologies Ltd.	2,083	31,761

Hero MotoCorp., Ltd.	1,219	46,524

Hindustan Unilever Ltd.	4,013	112,229

Indian Oil Corp., Ltd.	60,110	125,023

Infosys Ltd.	608	6,912

Infosys Ltd. ADR	28,592	325,091

ITC Ltd.	21,360	78,319

Larsen & Toubro Ltd. GDR Reg S	2,183	45,406

Mahindra & Mahindra Ltd.	2,771	21,394

Maruti Suzuki India Ltd.	535	50,699

NTPC Ltd.	24,729	41,000

Power Grid Corp. of India Ltd.	15,514	43,574

Reliance Industries Ltd. GDR(b)	2,932	109,364

Tata Consultancy Services Ltd.	4,076	120,741

Tech Mahindra Ltd.	3,738	37,687

Vedanta Ltd.	29,402	63,954

Vedanta Ltd. ADR	6,910	59,979

Total India		1,685,387

Indonesia – 1.9%

Astra International Tbk PT	173,161	80,512

Bank Central Asia Tbk PT	23,975	51,260

Bank Mandiri Persero Tbk PT	75,048	36,876

Bank Rakyat Indonesia Persero Tbk PT	255,300	74,099

Gudang Garam Tbk PT	7,600	28,042

Hanjaya Mandala Sampoerna Tbk PT	112,400	18,133

Telekomunikasi Indonesia Persero Tbk PT	732,100	222,286

Unilever Indonesia Tbk PT	7,035	23,045

United Tractors Tbk PT	13,000	18,843

Total Indonesia		553,096

Malaysia – 1.7%

CIMB Group Holdings Bhd	25,500	30,634

DiGi.Com Bhd	43,400	49,236

Genting Malaysia Bhd	25,340	18,338

Malayan Banking Bhd	42,594	86,572

MISC Bhd	25,600	47,690

Petronas Chemicals Group Bhd	29,108	52,418

Petronas Gas Bhd	10,200	39,903

Public Bank Bhd	11,890	57,022

Tenaga Nasional Bhd	30,500	99,360

Total Malaysia		481,173

Philippines – 0.3%

Manila Electric Co.	3,490	24,914

SM Investments Corp.	3,374	63,210

Total Philippines		88,124

Singapore – 6.7%

CapitaLand Ltd.	28,900	73,770

DBS Group Holdings Ltd.	14,817	267,861

Genting Singapore Ltd.	132,500	84,316

Jardine Cycle & Carriage Ltd.	4,978	107,990

Keppel Corp., Ltd.	19,184	82,263

Oversea-Chinese Banking Corp., Ltd.	20,970	164,679

Singapore Airlines Ltd.	15,157	100,177

Singapore Technologies Engineering Ltd.	37,025	102,810

Singapore Telecommunications Ltd.	280,777	629,408

United Overseas Bank Ltd.	7,798	144,694

Wilmar International Ltd.	69,300	186,918

Total Singapore		1,944,886

South Korea – 13.8%

Hana Financial Group, Inc.	1,482	43,674

Hyundai Motor Co.	1,646	184,395

KB Financial Group, Inc.	1,909	68,147

Kia Motors Corp.	2,476	94,391

Korea Zinc Co., Ltd.	117	43,821

KT&G Corp.	1,702	150,116

LG Chem Ltd.	294	73,614

LG Corp.	937	54,834

LG Household & Health Care Ltd.	37	40,429

LG Uplus Corp.	1,759	20,073

Lotte Chemical Corp.	205	40,446

NCSoft Corp.	100	43,556

POSCO	827	156,944

S-Oil Corp.	582	48,364

Samsung C&T Corp.	509	38,170

Samsung Electronics Co., Ltd.	57,187	2,345,042

Samsung Fire & Marine Insurance Co., Ltd.	143	26,660

Samsung Life Insurance Co., Ltd.	308	18,308

Samsung SDS Co., Ltd.	124	19,748

Shinhan Financial Group Co., Ltd.	2,031	70,974

SK Holdings Co., Ltd.	210	35,815

SK Hynix, Inc.	2,656	182,522

SK Innovation Co., Ltd.	734	101,863

SK Telecom Co., Ltd.	307	61,983

SK Telecom Co., Ltd. ADR	1,599	35,498

Total South Korea		3,999,387

Taiwan – 16.5%

ASE Technology Holding Co., Ltd.	36,526	83,355

Asustek Computer, Inc.	13,000	86,528

Catcher Technology Co., Ltd.	10,000	75,747

Cathay Financial Holding Co., Ltd.	52,614	69,362

China Steel Corp.	136,078	100,881

Chunghwa Telecom Co., Ltd.	56,436	201,918

CTBC Financial Holding Co., Ltd.	105,389	69,977

Delta Electronics, Inc.	26,415	112,814

Far EasTone Telecommunications Co., Ltd.	26,000	60,758

First Financial Holding Co., Ltd.	68,270	47,971

Formosa Chemicals & Fibre Corp.	70,685	197,534

Formosa Petrochemical Corp.	26,511	83,914

Formosa Plastics Corp.	72,444	220,663

Fubon Financial Holding Co., Ltd.	45,803	65,771

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2019

Investments	Shares	Value

Hon Hai Precision Industry Co., Ltd.	107,625	$253,933

Hua Nan Financial Holdings Co., Ltd.	6,327	4,273

Largan Precision Co., Ltd.	1,000	143,435

MediaTek, Inc.	16,000	190,301

Mega Financial Holding Co., Ltd.	93,827	86,948

Nan Ya Plastics Corp.	105,537	237,101

President Chain Store Corp.	13,000	121,517

Quanta Computer, Inc.	55,000	100,340

Taiwan Mobile Co., Ltd.	27,100	97,832

Taiwan Semiconductor Manufacturing Co., Ltd.	193,241	1,694,195

Uni-President Enterprises Corp.	116,346	280,510

United Microelectronics Corp.	189,000	81,632

Yageo Corp.	3,000	23,836

Total Taiwan		4,793,046

Thailand – 1.9%

Advanced Info Service PCL NVDR	11,300	81,282

Airports of Thailand PCL NVDR	21,040	51,422

Charoen Pokphand Foods PCL NVDR	47,700	40,939

CP ALL PCL	25,900	68,593

Indorama Ventures PCL NVDR	16,200	17,214

PTT Exploration & Production PCL	15,113	59,790

PTT Global Chemical PCL	30,794	54,117

PTT PCL NVDR	53,200	80,448

Siam Cement PCL (The) NVDR	4,371	58,309

Siam Commercial Bank PCL (The)	10,300	39,738

Total Thailand		551,852
TOTAL COMMON STOCKS (Cost: $26,947,990)		28,810,104

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%

WisdomTree Global ex-U.S. Real Estate Fund(c)
(Cost: $101,912)	3,583	104,874

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $72,888)(e)	72,888	72,888

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $27,122,790)		28,987,866

Other Assets less Liabilities – 0.2%		43,950

NET ASSETS – 100.0%		$29,031,816
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $594,998 and the total market value of the collateral held by the Fund was $626,584. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $553,696.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	10/2/2019	26,323	USD	39,000	AUD	$19	$—

CURRENCY LEGEND
AUD	Australian dollar
USD	U.S. dollar

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

China – 99.5%

Air Freight & Logistics – 1.2%

SF Holding Co., Ltd. Class A	70,300	$388,944

ZTO Express Cayman, Inc. ADR	55,779	1,189,766

Total Air Freight & Logistics		1,578,710

Auto Components – 1.1%

China First Capital Group Ltd.*	470,000	137,267

Fuyao Glass Industry Group Co., Ltd. Class A	119,367	359,860

Fuyao Glass Industry Group Co., Ltd. Class H(a)	68,400	189,736

Minth Group Ltd.(b)	106,000	358,926

Xinyi Glass Holdings Ltd.	350,000	385,224

Total Auto Components		1,431,013

Automobiles – 1.9%

BYD Co., Ltd. Class A	67,797	464,160

BYD Co., Ltd. Class H(b)	94,000	469,346

Geely Automobile Holdings Ltd.(b)	734,000	1,245,036

Great Wall Motor Co., Ltd. Class H(b)	426,000	285,235

Total Automobiles		2,463,777

Banks – 3.6%

China Minsheng Banking Corp., Ltd. Class A	2,857,236	2,414,114

China Minsheng Banking Corp., Ltd. Class H	835,600	568,015

Ping An Bank Co., Ltd. Class A	694,100	1,518,739

Total Banks		4,500,868

Biotechnology – 0.7%

3SBio, Inc.*(a)	90,500	150,046

China Biologic Products Holdings, Inc.*(b)	2,638	301,972

Walvax Biotechnology Co., Ltd. Class A	103,300	391,308

Total Biotechnology		843,326

Capital Markets – 1.0%

Changjiang Securities Co., Ltd. Class A	359,106	352,806

East Money Information Co., Ltd. Class A	465,552	965,734

Total Capital Markets		1,318,540

Chemicals – 0.6%

Tianqi Lithium Corp. Class A	74,920	286,010

Zhejiang Longsheng Group Co., Ltd. Class A	232,200	458,208

Total Chemicals		744,218

Communications Equipment – 0.2%

Hengtong Optic-electric Co., Ltd. Class A	119,480	260,928

Diversified Consumer Services – 3.0%

New Oriental Education & Technology Group, Inc. ADR*	18,093	2,003,981

TAL Education Group ADR*	52,741	1,805,852

Total Diversified Consumer Services		3,809,833

Electrical Equipment – 0.7%

Fangda Carbon New Material Co., Ltd. Class A	170,493	278,053

Fullshare Holdings Ltd.*(b)	1,322,500	43,010

Jiangsu Zhongtian Technology Co., Ltd. Class A	247,582	300,226

TBEA Co., Ltd. Class A	231,475	211,170

Total Electrical Equipment		832,459

Electronic Equipment, Instruments & Components – 3.6%

AAC Technologies Holdings, Inc.(b)	106,000	561,032

Chaozhou Three-Circle Group Co., Ltd. Class A	98,138	275,475

Hollysys Automation Technologies Ltd.(b)	9,097	138,183

Kingboard Holdings Ltd.	88,000	232,881

Luxshare Precision Industry Co., Ltd. Class A	248,783	934,377

OFILM Group Co., Ltd. Class A*	186,700	311,822

Sunny Optical Technology Group Co., Ltd.	103,400	1,519,173

Tunghsu Optoelectronic Technology Co., Ltd. Class A	374,000	298,150

Zhejiang Dahua Technology Co., Ltd. Class A	144,500	350,248

Total Electronic Equipment, Instruments & Components		4,621,341

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment – 2.6%

Alibaba Pictures Group Ltd.*	1,790,000	289,928

iQIYI, Inc. ADR*(b)	33,917	547,081

NetEase, Inc. ADR	9,070	2,414,253

Total Entertainment		3,251,262

Food & Staples Retailing – 0.6%

Sun Art Retail Group Ltd.	299,000	303,542

Yonghui Superstores Co., Ltd. Class A	345,446	431,019

Total Food & Staples Retailing		734,561

Food Products – 4.3%

Dali Foods Group Co., Ltd.(a)	300,000	184,035

Foshan Haitian Flavouring & Food Co., Ltd. Class A	68,363	1,054,565

Health & Happiness H&H International Holdings Ltd.(b)	29,000	122,237

Henan Shuanghui Investment & Development Co., Ltd. Class A	84,500	292,933

Tingyi Cayman Islands Holding Corp.	266,000	374,529

Uni-President China Holdings Ltd.	149,000	160,765

Want Want China Holdings Ltd.(b)	910,000	727,684

Wens Foodstuffs Group Co., Ltd. Class A	305,500	1,594,174

WH Group Ltd.(a)	1,095,500	980,807

Total Food Products		5,491,729

Gas Utilities – 0.8%

ENN Energy Holdings Ltd.	100,900	1,043,629

Health Care Equipment & Supplies – 0.6%

Lepu Medical Technology Beijing Co., Ltd. Class A	108,500	381,615

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	328,000	337,584

Total Health Care Equipment & Supplies		719,199

Health Care Providers & Services – 0.9%

Aier Eye Hospital Group Co., Ltd. Class A	104,240	518,932

Huadong Medicine Co., Ltd. Class A	74,680	274,613

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	222,960	380,519

Total Health Care Providers & Services		1,174,064

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2019

Investments	Shares	Value

Hotels, Restaurants & Leisure – 2.4%

Huazhu Group Ltd. ADR(b)	15,558	$513,725

MGM China Holdings Ltd.(b)	100,000	155,849

Yum China Holdings, Inc.	51,362	2,333,376

Total Hotels, Restaurants & Leisure		3,002,950

Household Durables – 1.3%

Haier Electronics Group Co., Ltd.	168,000	438,164

Haier Smart Home Co., Ltd. Class A	359,400	771,764

TCL Corp. Class A	991,700	495,502

Total Household Durables		1,705,430

Industrial Conglomerates – 0.3%

Fosun International Ltd.	353,500	437,316

Insurance – 9.7%

Fanhua, Inc. ADR(b)	5,227	139,195

Ping An Insurance Group Co. of China Ltd. Class A	553,094	6,756,674

Ping An Insurance Group Co. of China Ltd. Class H	471,000	5,409,271

Total Insurance		12,305,140

Interactive Media & Services – 17.0%

58.com, Inc. ADR*	13,031	642,559

Autohome, Inc. ADR*(b)	7,726	642,262

Baidu, Inc. ADR*	39,417	4,050,491

Momo, Inc. ADR	23,073	714,802

Tencent Holdings Ltd.	349,100	14,701,478

Weibo Corp. ADR*(b)	10,286	460,298

YY, Inc. ADR*	5,983	336,424

Total Interactive Media & Services		21,548,314

Internet & Direct Marketing Retail – 17.5%

Alibaba Group Holding Ltd. ADR*	99,492	16,638,047

Baozun, Inc. ADR*(b)	5,905	252,143

Ctrip.com International Ltd. ADR*	49,243	1,442,327

JD.com, Inc. ADR*	118,732	3,349,430

Vipshop Holdings Ltd. ADR*	56,568	504,587

Total Internet & Direct Marketing Retail		22,186,534

IT Services – 0.5%

Chinasoft International Ltd.*(b)	350,000	154,446

GDS Holdings Ltd. ADR*(b)	10,409	417,193

Total IT Services		571,639

Life Sciences Tools & Services – 0.8%

Genscript Biotech Corp.*(b)	132,000	252,859

Wuxi Biologics Cayman, Inc.*(a)	78,500	800,928

Total Life Sciences Tools & Services		1,053,787

Machinery – 1.9%

China Conch Venture Holdings Ltd.	215,863	798,381

Haitian International Holdings Ltd.	99,000	202,775

Sany Heavy Industry Co., Ltd. Class A	504,400	1,010,924

Shenzhen Inovance Technology Co., Ltd. Class A	97,600	333,279

Total Machinery		2,345,359

Marine – 0.1%

SITC International Holdings Co., Ltd.	169,000	174,154

Media – 0.7%

China Literature Ltd.*(a)(b)	36,000	122,358

Focus Media Information Technology Co., Ltd. Class A	955,924	704,365

Total Media		826,723

Metals & Mining – 0.5%

China Hongqiao Group Ltd.	194,000	123,958

Ganfeng Lithium Co., Ltd. Class A	82,050	259,796

Zhejiang Huayou Cobalt Co., Ltd. Class A	69,960	264,228

Total Metals & Mining		647,982

Paper & Forest Products – 0.3%

Lee & Man Paper Manufacturing Ltd.	213,000	115,181

Nine Dragons Paper Holdings Ltd.	241,000	202,859

Total Paper & Forest Products		318,040

Personal Products – 0.5%

Hengan International Group Co., Ltd.	105,000	688,314

Pharmaceuticals – 5.8%

China Medical System Holdings Ltd.	212,000	251,991

CSPC Pharmaceutical Group Ltd.	640,000	1,284,751

Jiangsu Hengrui Medicine Co., Ltd. Class A	255,931	2,898,037

Luye Pharma Group Ltd.(a)(b)	250,607	178,665

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	96,300	341,544

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(b)	78,500	210,744

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	87,760	318,523

Sino Biopharmaceutical Ltd.	967,500	1,228,979

SSY Group Ltd.	244,000	192,937

Tasly Pharmaceutical Group Co., Ltd. Class A	86,700	189,584

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	122,947	301,975

Total Pharmaceuticals		7,397,730

Professional Services – 0.2%

51job, Inc. ADR*	3,937	291,338

Real Estate Management & Development – 6.1%

Agile Group Holdings Ltd.	216,000	262,256

China Evergrande Group(b)	425,000	905,189

China Fortune Land Development Co., Ltd. Class A	144,300	546,214

CIFI Holdings Group Co., Ltd.	530,000	309,582

Country Garden Holdings Co., Ltd.(b)	1,110,000	1,405,744

Future Land Development Holdings Ltd.*(b)	266,000	232,045

Gemdale Corp. Class A	389,700	631,724

Guangzhou R&F Properties Co., Ltd. Class H	151,600	229,307

Jiayuan International Group Ltd.	112,000	46,709

KWG Group Holdings Ltd.*	224,500	196,701

Logan Property Holdings Co., Ltd.	198,000	281,815

Longfor Group Holdings Ltd.(a)	204,000	762,310

Shimao Property Holdings Ltd.	148,000	432,246

Sunac China Holdings Ltd.	326,000	1,309,671

Yuexiu Property Co., Ltd.	512,000	111,008

Zall Smart Commerce Group Ltd.*(b)	341,000	40,881

Total Real Estate Management & Development		7,703,402

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2019

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 0.9%

LONGi Green Energy Technology Co., Ltd. Class A	190,452	$701,131

Sanan Optoelectronics Co., Ltd. Class A	211,240	417,440

Total Semiconductors & Semiconductor Equipment		1,118,571

Software – 2.1%

Hundsun Technologies, Inc. Class A	59,010	612,296

Iflytek Co., Ltd. Class A*	164,700	736,469

Kingdee International Software Group Co., Ltd.(b)	323,000	340,265

Kingsoft Corp., Ltd.*(b)	153,000	324,697

Yonyou Network Technology Co., Ltd. Class A	154,103	668,104

Total Software		2,681,831

Specialty Retail – 0.8%

China Yongda Automobiles Services Holdings Ltd.(b)	164,500	135,739

GOME Retail Holdings Ltd.*(b)	1,369,000	123,964

Suning.com Co., Ltd. Class A	329,500	479,104

Zhongsheng Group Holdings Ltd.	70,000	220,957

Total Specialty Retail		959,764

Technology Hardware, Storage & Peripherals – 0.0%

Meitu, Inc.*(a)	135,000	30,991

Textiles, Apparel & Luxury Goods – 2.7%

ANTA Sports Products Ltd.	156,000	1,290,235

Li Ning Co., Ltd.	238,500	684,392

Shenzhou International Group Holdings Ltd.	107,500	1,403,920

Total Textiles, Apparel & Luxury Goods		3,378,547
Total China		126,193,313

Hong Kong – 0.3%

Oil, Gas & Consumable Fuels – 0.2%

United Energy Group Ltd.*(b)	1,062,000	218,064

Specialty Retail – 0.1%

Chow Tai Fook Jewellery Group Ltd.	146,400	120,804
Total Hong Kong		338,868

Singapore – 0.1%

Entertainment – 0.1%

IGG, Inc.	125,000	77,797
TOTAL COMMON STOCKS (Cost: $136,405,110)		126,609,978

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%

United States – 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $3,960,396)(d)	3,960,396	3,960,396

TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $140,365,506)		130,570,374

Other Assets less Liabilities – (3.0)%		(3,763,868)

NET ASSETS – 100.0%		$126,806,506

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,621,693 and the total market value of the collateral held by the Fund was $11,113,694. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,153,298.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Argentina – 1.8%

MercadoLibre, Inc.*	1,231	$678,564

Brazil – 5.3%

Cia Brasileira de Distribuicao (Preference Shares)	9,510	182,191

Hypera S.A.	19,649	158,168

Lojas Renner S.A.	26,114	316,410

Magazine Luiza S.A.	35,614	316,690

Porto Seguro S.A.	10,231	144,645

Raia Drogasil S.A.	10,163	233,763

Sul America S.A.	23,082	264,378

Telefonica Brasil S.A. (Preference Shares)	16,558	218,394

TIM Participacoes S.A.	59,048	168,834

Total Brazil		2,003,473

Chile – 1.1%

Cia Cervecerias Unidas S.A.	21,043	235,369

Embotelladora Andina S.A. Class B, (Preference Shares)	49,041	164,322

Total Chile		399,691

China – 30.4%

3SBio, Inc.*(a)	57,000	94,523

58.com, Inc. ADR*	1,691	83,383

Alibaba Group Holding Ltd. ADR*	4,490	750,863

Alibaba Health Information Technology Ltd.*(b)	102,000	89,127

Anhui Conch Cement Co., Ltd. Class H	18,000	106,883

ANTA Sports Products Ltd.	31,289	258,832

Autohome, Inc. ADR*(b)	2,101	174,656

BAIC Motor Corp., Ltd. Class H(a)	159,787	98,652

Baidu, Inc. ADR*	1,337	137,390

Baozun, Inc. ADR*(b)	2,267	96,801

Brilliance China Automotive Holdings Ltd.(b)	101,900	109,447

BYD Electronic International Co., Ltd.(b)	77,500	116,061

China Communications Services Corp., Ltd. Class H	100,000	56,637

China Evergrande Group(b)	39,000	83,080

China International Travel Service Corp., Ltd. Class A	10,200	132,973

China Jinmao Holdings Group Ltd.	212,000	121,423

China Longyuan Power Group Corp., Ltd. Class H	140,000	78,577

China Medical System Holdings Ltd.	77,000	91,543

China Mengniu Dairy Co., Ltd.*	44,000	164,732

China Merchants Bank Co., Ltd. Class H	32,000	152,257

China Mobile Ltd.	28,500	235,761

China Resources Beer Holdings Co., Ltd.	28,000	148,404

China Resources Gas Group Ltd.	24,000	118,631

China Resources Land Ltd.	32,000	134,092

China Taiping Insurance Holdings Co., Ltd.	23,800	53,129

China Telecom Corp., Ltd. Class H	206,000	93,811

China Traditional Chinese Medicine Holdings Co., Ltd.	120,000	55,106

China Unicom Hong Kong Ltd.	102,000	108,253

Chong Sing Holdings FinTech Group*†(b)	1,584,000	2,425

Country Garden Holdings Co., Ltd.(b)	100,000	126,668

CSPC Pharmaceutical Group Ltd.	58,000	116,453

Ctrip.com International Ltd. ADR*	4,212	123,369

Dali Foods Group Co., Ltd.(a)	117,500	72,094

Dongfeng Motor Group Co., Ltd. Class H	90,000	85,529

ENN Energy Holdings Ltd.	11,200	115,866

Focus Media Information Technology Co., Ltd. Class A	55,500	40,818

Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,900	121,636

Fuyao Glass Industry Group Co., Ltd. Class A	20,000	60,182

Fuyao Glass Industry Group Co., Ltd. Class H(a)	42,000	116,527

Geely Automobile Holdings Ltd.(b)	64,876	110,066

Gree Electric Appliances, Inc. of Zhuhai Class A	12,700	101,943

Greentown China Holdings Ltd.(b)	115,000	93,151

Guangzhou Automobile Group Co., Ltd. Class H	96,000	91,844

Guangzhou R&F Properties Co., Ltd. Class H	46,800	70,802

Haier Electronics Group Co., Ltd.	46,000	119,996

Haier Smart Home Co., Ltd. Class A	28,100	60,228

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	23,000	104,071

Henan Shuanghui Investment & Development Co., Ltd. Class A	16,100	55,709

Hengan International Group Co., Ltd.	13,500	88,514

HengTen Networks Group Ltd.*(b)	1,124,000	17,062

Huaneng Renewables Corp., Ltd. Class H	338,000	115,118

Huayu Automotive Systems Co., Ltd. Class A	19,700	64,853

Huazhu Group Ltd. ADR(b)	3,275	108,140

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,700	68,475

Kingboard Holdings Ltd.	34,000	89,994

Kingboard Laminates Holdings Ltd.	96,500	87,029

Kingdee International Software Group Co., Ltd.(b)	124,000	130,653

Kweichow Moutai Co., Ltd. Class A	1,500	241,651

Legend Holdings Corp. Class H(a)	30,300	65,475

Logan Property Holdings Co., Ltd.	88,126	125,454

Longfor Group Holdings Ltd.(a)	39,410	147,296

LONGi Green Energy Technology Co., Ltd. Class A	38,080	139,925

Luzhou Laojiao Co., Ltd. Class A	9,200	109,832

Momo, Inc. ADR	3,698	114,564

NetEase, Inc. ADR	519	138,147

Nexteer Automotive Group Ltd.	69,000	56,947

Ninestar Corp. Class A	17,551	73,072

Ping An Insurance Group Co. of China Ltd. Class A	12,700	154,854

Ping An Insurance Group Co. of China Ltd. Class H	27,129	311,627

RiseSun Real Estate Development Co., Ltd. Class A	50,100	58,112

Sanan Optoelectronics Co., Ltd. Class A	28,700	56,609

Shanghai 2345 Network Holding Group Co., Ltd. Class A	122,260	56,691

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	11,100	120,215

Shenzhou International Group Holdings Ltd.	14,600	190,708

SSY Group Ltd.	116,000	91,742

Sun Art Retail Group Ltd.	90,500	91,892

Sunac China Holdings Ltd.	38,000	152,690

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2019

Investments	Shares	Value

Suning.com Co., Ltd. Class A	46,100	$66,905

Sunny Optical Technology Group Co., Ltd.	10,200	149,889

TAL Education Group ADR*	4,745	162,469

Tencent Holdings Ltd.	21,700	914,016

Tianma Microelectronics Co., Ltd. Class A	33,400	64,663

Tingyi Cayman Islands Holding Corp.	76,000	107,029

TravelSky Technology Ltd. Class H	20,000	41,534

Uni-President China Holdings Ltd.	95,000	102,521

Weibo Corp. ADR*(b)	2,051	91,782

Weifu High-Technology Group Co., Ltd. Class A	20,300	46,581

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	34,800	87,897

Wuliangye Yibin Co., Ltd. Class A	10,100	183,652

Yonyou Network Technology Co., Ltd. Class A	25,180	108,961

Yuzhou Properties Co., Ltd.	232,000	92,334

Zhongsheng Group Holdings Ltd.	54,000	170,485

Total China		11,392,463

Hungary – 0.4%

Richter Gedeon Nyrt	8,504	137,558

India – 11.4%

Axis Bank Ltd.	23,226	224,497

Bajaj Auto Ltd.	5,478	227,394

Britannia Industries Ltd.	4,576	190,104

Cadila Healthcare Ltd.	29,273	96,367

Cipla Ltd.	16,796	100,844

Dabur India Ltd.	34,685	218,896

Eicher Motors Ltd.	721	180,738

GAIL India Ltd.	70,228	133,284

Godrej Consumer Products Ltd.	21,863	212,032

Hindustan Unilever Ltd.	11,660	326,089

ICICI Bank Ltd.	39,139	239,521

ITC Ltd.	52,227	191,497

JSW Steel Ltd.	38,163	123,829

Mahindra & Mahindra Ltd.	27,137	209,514

Marico Ltd.	41,507	230,907

Maruti Suzuki India Ltd.	2,347	222,411

Nestle India Ltd.	1,840	360,623

Page Industries Ltd.	666	211,615

Tech Mahindra Ltd.	21,359	215,342

Titan Co., Ltd.	20,002	359,305

Total India		4,274,809

Indonesia – 1.7%

Charoen Pokphand Indonesia Tbk PT	646,400	243,624

Gudang Garam Tbk PT	34,853	128,596

Indofood CBP Sukses Makmur Tbk PT	309,800	262,441

Tiga Pilar Sejahtera Food Tbk PT*†	538,700	3,188

Total Indonesia		637,849

Malaysia – 4.0%

Astro Malaysia Holdings Bhd	479,300	167,131

CIMB Group Holdings Bhd	149,700	179,840

DiGi.Com Bhd	180,600	204,884

FGV Holdings Bhd*	494,400	105,091

Genting Malaysia Bhd	150,800	109,129

Hong Leong Financial Group Bhd	37,100	144,076

IOI Corp. Bhd	160,800	170,132

Maxis Bhd	139,400	186,444

My EG Services Bhd	663,600	221,887

Total Malaysia		1,488,614

Mexico – 4.2%

Alsea S.A.B. de C.V.*	79,900	185,667

Arca Continental S.A.B. de C.V.	30,325	163,835

El Puerto de Liverpool S.A.B. de C.V. Class C1	21,074	115,414

Fomento Economico Mexicano S.A.B. de C.V.	33,676	308,805

Gruma S.A.B. de C.V. Class B	15,410	157,612

Grupo Bimbo S.A.B. de C.V. Series A	97,326	177,409

Grupo Financiero Banorte S.A.B. de C.V. Class O	38,164	205,027

Wal-Mart de Mexico S.A.B. de C.V.	89,641	265,509

Total Mexico		1,579,278

Philippines – 2.7%

Ayala Land, Inc.	305,000	290,995

Globe Telecom, Inc.	5,070	179,010

Jollibee Foods Corp.	44,350	189,961

Megaworld Corp.	2,013,000	169,724

Universal Robina Corp.	64,830	195,128

Total Philippines		1,024,818

Poland – 0.8%

Alior Bank S.A.*	9,474	91,735

LPP S.A.	101	216,655

Total Poland		308,390

Russia – 2.0%

Mobile TeleSystems PJSC ADR	22,526	182,461

Tatneft PJSC ADR	3,810	241,935

X5 Retail Group N.V. GDR Reg S	8,800	307,824

Total Russia		732,220

South Africa – 5.0%

Capitec Bank Holdings Ltd.	2,692	228,576

Clicks Group Ltd.	15,635	221,690

Foschini Group Ltd. (The)	15,473	166,807

MultiChoice Group*	3,256	25,333

Naspers Ltd. Class N	3,914	592,437

Oceana Group Ltd.	2,797	12,809

Pick n Pay Stores Ltd.	44,651	175,335

SPAR Group Ltd. (The)	16,136	203,274

Tiger Brands Ltd.	10,903	151,409

Truworths International Ltd.	27,442	95,923

Total South Africa		1,873,593

South Korea – 10.1%

Celltrion, Inc.*	768	105,298

Cheil Worldwide, Inc.	6,661	138,104

CJ CheilJedang Corp.	488	95,670

CJ ENM Co., Ltd.	550	77,892

E-Mart, Inc.	498	47,046

Hotel Shilla Co., Ltd.	2,355	169,712

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2019

Investments	Shares	Value

Industrial Bank of Korea	9,417	$103,920

Kakao Corp.	1,382	156,553

KB Financial Group, Inc.	3,700	132,082

KT Corp. ADR	7,183	81,240

LG Electronics, Inc.	2,114	119,118

LG Household & Health Care Ltd.	155	169,364

LG Household & Health Care Ltd. (Preference Shares)	176	113,444

LG Uplus Corp.	7,377	84,183

NAVER Corp.	1,492	195,832

NCSoft Corp.	505	219,960

Samsung Electro-Mechanics Co., Ltd.	1,107	95,323

Samsung Electronics Co., Ltd.	22,677	929,906

Samsung SDS Co., Ltd.	803	127,887

Shinsegae, Inc.	465	102,046

SK Hynix, Inc.	4,544	312,266

SK Telecom Co., Ltd.	552	111,448

Woongjin Coway Co., Ltd.	1,454	102,837

Total South Korea		3,791,131

Taiwan – 12.6%

Acer, Inc.	140,000	80,324

Advantech Co., Ltd.	14,000	123,193

Chailease Holding Co., Ltd.	39,050	157,335

Chicony Electronics Co., Ltd.	45,000	132,573

China Development Financial Holding Corp.	305,000	90,838

China Life Insurance Co., Ltd.*	107,341	85,113

Giant Manufacturing Co., Ltd.	22,000	149,624

Globalwafers Co., Ltd.	17,000	172,058

Macronix International	163,000	165,498

Micro-Star International Co., Ltd.	58,000	168,815

Nanya Technology Corp.	70,000	181,631

Novatek Microelectronics Corp.	23,000	131,960

Pou Chen Corp.	100,000	128,125

President Chain Store Corp.	13,000	121,517

Realtek Semiconductor Corp.	29,000	214,991

Ruentex Development Co., Ltd.*	73,680	98,558

Ruentex Industries Ltd.*	43,000	92,723

Standard Foods Corp.	55,000	110,090

Synnex Technology International Corp.	94,000	109,984

Taiwan Cement Corp.	84,258	107,684

Taiwan Mobile Co., Ltd.	35,000	126,352

Taiwan Semiconductor Manufacturing Co., Ltd.	95,000	832,890

Uni-President Enterprises Corp.	63,000	151,893

United Microelectronics Corp.	248,000	107,115

Vanguard International Semiconductor Corp.	53,000	107,112

Walsin Technology Corp.	29,000	163,113

Winbond Electronics Corp.	273,000	157,071

Wistron Corp.	153,000	123,536

WPG Holdings Ltd.	80,000	98,503

Yageo Corp.	13,000	103,289

Yuanta Financial Holding Co., Ltd.	202,000	120,453

Total Taiwan		4,713,961

Investments	Shares	Value

Thailand – 5.3%

Advanced Info Service PCL NVDR	27,900	$200,687

Berli Jucker PCL NVDR	101,500	175,057

Central Pattana PCL NVDR	96,000	213,438

CP ALL PCL NVDR	127,800	339,505

Electricity Generating PCL NVDR	26,700	313,399

Home Product Center PCL NVDR	506,900	283,406

Robinson PCL NVDR	93,200	194,262

True Corp. PCL NVDR	1,543,600	264,963

Total Thailand		1,984,717

Turkey – 0.9%

BIM Birlesik Magazalar AS	14,525	126,356

Ford Otomotiv Sanayi AS	10,099	106,239

Tofas Turk Otomobil Fabrikasi AS	31,684	113,797

Total Turkey		346,392
TOTAL COMMON STOCKS (Cost: $34,933,147)		37,367,521

RIGHTS – 0.0%

China – 0.0%

Legend Holdings Corp., expiring 10/25/19*† (Cost: $0)	2,053	0

Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 8.00%, 8/28/22

(Cost: $1,959)	137,280	INR	1,977

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)

(Cost: $688,902)(d)	688,902	688,902

TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $35,624,008)		38,058,400

Other Assets less Liabilities – (1.6)%		(587,444)

NET ASSETS – 100.0%		$37,470,956

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,613, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,248,864 and the total market value of the collateral held by the Fund was $1,335,117. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $646,215.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2019

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND
INR	Indian rupee

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

Brazil – 5.3%

Ambev S.A.	649,533	$3,001,755

B2W Cia Digital*	19,580	227,275

B3 S.A. – Brasil Bolsa Balcao	295,926	3,099,643

Banco Bradesco S.A.	142,756	1,070,995

Banco Santander Brasil S.A.	47,739	519,520

BR Malls Participacoes S.A.	80,916	279,925

BRF S.A.*	104,437	957,770

CCR S.A.	130,451	540,231

Cia Siderurgica Nacional S.A.	90,443	287,262

Cosan S.A.	30,388	388,112

CVC Brasil Operadora e Agencia de Viagens S.A.	18,930	253,815

Embraer S.A.	107,779	463,418

Energisa S.A.	35,573	426,579

Engie Brasil Energia S.A.	38,107	406,100

Equatorial Energia S.A.	22,474	541,105

Hypera S.A.	48,891	393,555

Itau Unibanco Holding S.A.	35,918	259,723

Itausa – Investimentos Itau S.A.	5,584	17,789

Klabin S.A.	116,128	429,061

Kroton Educacional S.A.	220,866	592,808

Localiza Rent a Car S.A.	78,113	852,503

Lojas Renner S.A.	91,577	1,109,591

M. Dias Branco S.A.	16,398	137,785

Magazine Luiza S.A.	62,948	559,753

Multiplan Empreendimentos Imobiliarios S.A.	36,905	255,608

Natura Cosmeticos S.A.	47,518	386,268

Oi S.A.*	435,629	99,354

Pagseguro Digital Ltd. Class A*(a)	24,513	1,135,197

Porto Seguro S.A.	14,745	208,463

Raia Drogasil S.A.	39,520	909,015

Rumo S.A.*	149,564	879,704

Sul America S.A.	46,648	534,301

Suzano S.A.	81,719	660,163

TIM Participacoes S.A.	105,044	300,349

Transmissora Alianca de Energia Eletrica S.A.	21,760	150,451

Ultrapar Participacoes S.A.	154,804	687,167

WEG S.A.	105,050	611,072

YDUQS Part	44,828	388,293

Total Brazil		24,021,478

Chile – 1.0%

Aguas Andinas S.A. Class A	362,817	198,696

AntarChile S.A.	12,019	124,616

Banco de Chile	4,606,482	645,864

Banco de Credito e Inversiones S.A.	5,713	360,273

Banco Santander Chile	6,231,238	439,572

Cencosud S.A.	171,585	282,753

Colbun S.A.	896,837	161,964

Empresas CMPC S.A.	110,546	257,463

Empresas COPEC S.A.	42,072	397,203

Enel Americas S.A.	3,102,182	568,715

Enel Chile S.A.	3,091,882	267,619

Itau CorpBanca	20,595,476	156,148

Latam Airlines Group S.A.	28,902	319,896

S.A.C.I. Falabella	72,427	405,298

Total Chile		4,586,080

China – 36.0%

51job, Inc. ADR*	4,562	337,588

58.com, Inc. ADR*	13,672	674,166

AAC Technologies Holdings, Inc.	103,000	545,259

Agile Group Holdings Ltd.	288,000	349,741

Aier Eye Hospital Group Co., Ltd. Class A	111,050	551,796

Alibaba Group Holding Ltd. ADR*	212,992	35,618,652

Alibaba Pictures Group Ltd.*	1,860,000	301,324

ANTA Sports Products Ltd.	152,000	1,257,392

Autohome, Inc. ADR*(a)	8,735	726,141

Baidu, Inc. ADR*	41,801	4,295,471

Baozun, Inc. ADR*(a)	6,334	270,462

BYD Co., Ltd. Class A	47,100	321,856

BYD Co., Ltd. Class H(a)	88,000	439,472

Chaozhou Three-Circle Group Co., Ltd. Class A	65,600	183,795

China Biologic Products Holdings, Inc.*(a)	4,061	464,863

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Venture Holdings Ltd.	304,900	1,127,905

China Evergrande Group(a)	468,000	996,964

China First Capital Group Ltd.*	558,000	163,000

China Fortune Land Development Co., Ltd. Class A	79,864	301,739

China Hongqiao Group Ltd.	318,000	203,227

China Literature Ltd.*(a)(b)	61,400	208,729

China Medical System Holdings Ltd.	185,000	219,940

China Minsheng Banking Corp., Ltd. Class A	2,017,493	1,701,405

China Minsheng Banking Corp., Ltd. Class H	981,500	667,321

China Yongda Automobiles Services Holdings Ltd.	244,500	201,790

CIFI Holdings Group Co., Ltd.	640,000	373,906

Country Garden Holdings Co., Ltd.	1,145,000	1,450,347

CSPC Pharmaceutical Group Ltd.	666,000	1,337,199

Ctrip.com International Ltd. ADR*	47,218	1,383,015

Dali Foods Group Co., Ltd.(b)	310,500	190,513

East Money Information Co., Ltd. Class A	352,152	729,128

ENN Energy Holdings Ltd.	112,000	1,158,660

Fangda Carbon New Material Co., Ltd. Class A	157,373	256,174

Focus Media Information Technology Co., Ltd. Class A	687,300	505,481

Foshan Haitian Flavouring & Food Co., Ltd. Class A	44,200	680,548

Fosun International Ltd.	414,000	512,259

Fullshare Holdings Ltd.*	2,542,500	82,702

Fuyao Glass Industry Group Co., Ltd. Class A	94,200	283,455

Fuyao Glass Industry Group Co., Ltd. Class H(b)	64,800	179,784

GDS Holdings Ltd. ADR*	10,601	424,888

Geely Automobile Holdings Ltd.	797,000	1,352,157

Gemdale Corp. Class A	247,000	399,648

Genscript Biotech Corp.*	98,000	187,764

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares	Value

GOME Retail Holdings Ltd.*(a)	1,951,000	$176,698

Great Wall Motor Co., Ltd. Class H(a)	396,500	265,534

Guangzhou R&F Properties Co., Ltd. Class H	190,000	287,445

Haier Electronics Group Co., Ltd.	182,000	474,768

Haier Smart Home Co., Ltd. Class A	225,900	484,180

Haitian International Holdings Ltd.	131,000	268,370

Henan Shuanghui Investment & Development Co., Ltd. Class A	65,900	228,025

Hengan International Group Co., Ltd.	99,000	649,106

Hengtong Optic-electric Co., Ltd. Class A	100,160	218,325

Hollysys Automation Technologies Ltd.(a)	9,865	149,849

Huadong Medicine Co., Ltd. Class A	60,080	220,511

Huazhu Group Ltd. ADR(a)	15,975	527,495

Hundsun Technologies, Inc. Class A	43,180	447,201

Iflytek Co., Ltd. Class A*	112,450	501,885

iQIYI, Inc. ADR*(a)	18,642	300,695

JD.com, Inc. ADR*	115,905	3,269,680

Jiangsu Hengrui Medicine Co., Ltd. Class A	130,766	1,477,950

Jiayuan International Group Ltd.	288,000	120,132

Kingboard Holdings Ltd.	94,000	248,807

Kingdee International Software Group Co., Ltd.	310,000	326,632

Kingsoft Corp., Ltd.*(a)	168,000	356,599

KWG Group Holdings Ltd.*	226,500	198,492

Lee & Man Paper Manufacturing Ltd.	187,000	101,140

Lepu Medical Technology Beijing Co., Ltd. Class A	64,300	225,731

Li Ning Co., Ltd.	243,000	697,439

Logan Property Holdings Co., Ltd.	238,000	338,812

Longfor Group Holdings Ltd.(b)	253,500	947,464

LONGi Green Energy Technology Co., Ltd. Class A	141,290	519,169

Luxshare Precision Industry Co., Ltd. Class A	165,509	620,450

Luye Pharma Group Ltd.(a)(b)	252,000	179,692

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	112,960	192,423

Minth Group Ltd.(a)	104,000	352,221

Momo, Inc. ADR	22,052	683,171

NetEase, Inc. ADR	10,062	2,678,303

New Oriental Education & Technology Group, Inc. ADR*	18,276	2,024,250

Nine Dragons Paper Holdings Ltd.	207,000	174,274

OFILM Group Co., Ltd. Class A*	125,100	208,547

Ping An Bank Co., Ltd. Class A	516,000	1,126,925

Ping An Insurance Group Co. of China Ltd. Class A	653,600	7,969,481

Ping An Insurance Group Co. of China Ltd. Class H	786,500	9,034,406

Sanan Optoelectronics Co., Ltd. Class A	148,100	292,117

Sany Heavy Industry Co., Ltd. Class A	343,300	686,754

SF Holding Co., Ltd. Class A	34,100	188,309

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	504,000	518,825

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	99,700	352,939

Shenzhen Inovance Technology Co., Ltd. Class A	64,800	220,860

Shenzhou International Group Holdings Ltd.	114,800	1,499,543

Shimao Property Holdings Ltd.	174,000	508,279

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	62,600	226,779

Sino Biopharmaceutical Ltd.	967,000	1,228,579

SSY Group Ltd.	308,000	243,590

Sun Art Retail Group Ltd.	316,500	321,369

Sunac China Holdings Ltd.	366,000	1,470,648

Suning.com Co., Ltd. Class A	196,300	284,891

Sunny Optical Technology Group Co., Ltd.	100,000	1,469,500

TAL Education Group ADR*	52,189	1,786,951

Tasly Pharmaceutical Group Co., Ltd. Class A	50,309	109,803

TBEA Co., Ltd. Class A	265,351	241,620

TCL Corp. Class A	938,100	467,841

Tencent Holdings Ltd.	831,100	35,006,406

Tianqi Lithium Corp. Class A	53,465	203,722

Tingyi Cayman Islands Holding Corp.	286,000	402,766

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	79,730	195,460

Tunghsu Optoelectronic Technology Co., Ltd. Class A	261,100	207,756

Uni-President China Holdings Ltd.	196,000	211,516

Vipshop Holdings Ltd. ADR*	66,300	591,396

Walvax Biotechnology Co., Ltd. Class A	64,400	243,494

Want Want China Holdings Ltd.	969,000	775,012

Weibo Corp. ADR*(a)	11,025	493,369

Wens Foodstuffs Group Co., Ltd. Class A	192,600	1,003,147

WH Group Ltd.(b)	1,280,500	1,146,658

Wuxi Biologics Cayman, Inc.*(b)	78,500	801,082

Xinyi Glass Holdings Ltd.	412,000	453,550

Yonghui Superstores Co., Ltd. Class A	212,900	265,141

Yonyou Network Technology Co., Ltd. Class A	98,800	427,537

Yuexiu Property Co., Ltd.	1,968,000	426,767

Yum China Holdings, Inc.	51,741	2,350,594

YY, Inc. ADR*(a)	7,973	448,322

Zall Smart Commerce Group Ltd.*(a)	1,305,000	156,479

Zhejiang Dahua Technology Co., Ltd. Class A	101,900	246,528

Zhejiang Longsheng Group Co., Ltd. Class A	165,700	326,368

Zhongsheng Group Holdings Ltd.	85,500	269,935

ZTO Express Cayman, Inc. ADR	61,264	1,306,761

Total China		162,968,866

Czech Republic – 0.1%

Komercni Banka AS	16,441	555,438

Hong Kong – 0.1%

Chow Tai Fook Jewellery Group Ltd.	200,800	165,724

United Energy Group Ltd.*(a)	1,620,000	332,704

Total Hong Kong		498,428

Hungary – 0.4%

OTP Bank Nyrt	38,695	1,610,765

India – 9.9%

Adani Ports & Special Economic Zone Ltd.	102,340	597,776

Ambuja Cements Ltd.	66,859	192,410

Apollo Hospitals Enterprise Ltd.	10,831	213,277

Ashok Leyland Ltd.	186,090	180,395

Asian Paints Ltd.	38,832	965,556

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares	Value

Aurobindo Pharma Ltd.	33,827	$281,141

Avenue Supermarts Ltd.*(b)	12,624	331,432

Bajaj Auto Ltd.	9,203	382,021

Bajaj Finserv Ltd.	4,925	591,608

Bharti Airtel Ltd.	188,745	977,565

Bharti Infratel Ltd.	102,135	370,817

Biocon Ltd.	40,265	126,672

Bosch Ltd.	1,123	222,856

Britannia Industries Ltd.	7,630	316,978

Cadila Healthcare Ltd.	31,845	104,834

Cipla Ltd.	44,196	265,355

Dabur India Ltd.	68,630	433,121

Divi’s Laboratories Ltd.	9,570	224,906

Dr. Reddy’s Laboratories Ltd.	10,039	382,790

Eicher Motors Ltd.	1,592	399,078

Glenmark Pharmaceuticals Ltd.	23,261	106,690

Godrej Consumer Products Ltd.	51,763	502,008

Havells India Ltd.	39,559	400,955

HCL Technologies Ltd.	71,022	1,082,936

HDFC Life Insurance Co., Ltd.(b)	50,209	425,902

Hero MotoCorp., Ltd.	10,831	413,372

Hindalco Industries Ltd.	126,936	342,735

Hindustan Unilever Ltd.	76,919	2,151,153

ICICI Bank Ltd. ADR	169,395	2,063,231

ICICI Prudential Life Insurance Co., Ltd.(b)	49,313	322,520

Indiabulls Ventures Ltd.	36,927	64,533

Infosys Ltd. ADR	382,743	4,351,788

JSW Steel Ltd.	133,954	434,644

Kotak Mahindra Bank Ltd.	91,334	2,119,328

Lupin Ltd.	28,355	286,356

Mahindra & Mahindra Ltd.	74,121	572,259

Marico Ltd.	85,595	476,173

Maruti Suzuki India Ltd.	12,402	1,175,261

Mindtree Ltd.	8,035	80,249

Motherson Sumi Systems Ltd.	123,436	182,797

Mphasis Ltd.	14,676	198,182

Nestle India Ltd.	2,925	573,274

Oracle Financial Services Software Ltd.*	3,863	172,979

Page Industries Ltd.	802	254,827

Pidilite Industries Ltd.	19,143	389,984

Piramal Enterprises Ltd.	10,827	249,398

Reliance Industries Ltd. GDR(b)	250,214	9,332,982

Shree Cement Ltd.	1,293	344,614

Sun Pharmaceutical Industries Ltd.	126,316	694,153

Tata Consultancy Services Ltd.	109,066	3,230,791

Tata Steel Ltd.	18,255	92,861

Tech Mahindra Ltd.	56,122	565,823

Titan Co., Ltd.	33,506	601,884

UltraTech Cement Ltd.	10,831	663,481

United Spirits Ltd.*	36,590	344,376

UPL Ltd.	64,606	550,578

Vedanta Ltd.	203,052	441,668

Wipro Ltd.	181,700	614,821

Yes Bank Ltd.	201,314	117,603

Zee Entertainment Enterprises Ltd.	71,431	267,606

Total India		44,817,363

Indonesia – 2.1%

Adaro Energy Tbk PT	3,572,800	324,686

Astra International Tbk PT	2,997,600	1,393,741

Bank Central Asia Tbk PT	1,787,200	3,821,171

Charoen Pokphand Indonesia Tbk PT	1,105,200	416,542

Gudang Garam Tbk PT	62,800	231,712

Hanjaya Mandala Sampoerna Tbk PT	1,370,000	221,014

Indah Kiat Pulp & Paper Corp. Tbk PT	468,000	213,477

Indocement Tunggal Prakarsa Tbk PT	308,200	406,555

Indofood CBP Sukses Makmur Tbk PT	370,500	313,861

Indofood Sukses Makmur Tbk PT	495,100	268,564

Kalbe Farma Tbk PT	3,306,600	390,177

Matahari Department Store Tbk PT	458,000	110,669

Pabrik Kertas Tjiwi Kimia Tbk PT	277,100	205,946

Unilever Indonesia Tbk PT	180,000	589,644

United Tractors Tbk PT	342,100	495,858

Total Indonesia		9,403,617

Malaysia – 1.9%

AirAsia Group Bhd	516,300	217,026

Genting Malaysia Bhd	941,800	681,551

HAP Seng Consolidated Bhd	161,100	379,376

Hartalega Holdings Bhd	417,400	523,370

Hong Leong Bank Bhd	161,208	629,893

Hong Leong Financial Group Bhd	79,900	310,288

Nestle Malaysia Bhd	13,900	483,695

Press Metal Aluminium Holdings Bhd	617,800	702,347

Public Bank Bhd	711,200	3,410,770

QL Resources Bhd	198,900	342,505

Top Glove Corp. Bhd	378,400	402,169

YTL Corp. Bhd	1,369,458	300,908

Total Malaysia		8,383,898

Mexico – 2.5%

Alfa S.A.B. de C.V. Class A	332,032	291,436

America Movil S.A.B. de C.V. Series L	2,063,670	1,530,193

Arca Continental S.A.B. de C.V.	41,238	222,795

Cemex S.A.B. de C.V. Series CPO	1,713,384	667,338

Coca-Cola Femsa S.A.B. de C.V. UNIT	28,039	170,543

El Puerto de Liverpool S.A.B. de C.V. Class C1	26,660	146,006

Fomento Economico Mexicano S.A.B. de C.V.	163,580	1,500,008

Gruma S.A.B. de C.V. Class B	20,360	208,240

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	57,355	340,110

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	39,333	378,309

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	22,380	341,912

Grupo Bimbo S.A.B. de C.V. Series A	186,984	340,840

Grupo Carso S.A.B. de C.V. Series A1	54,510	159,935

Grupo Financiero Banorte S.A.B. de C.V. Class O	226,128	1,214,820

Grupo Financiero Inbursa S.A.B. de C.V. Class O	258,668	328,837

Grupo Mexico S.A.B. de C.V. Series B	332,704	777,500

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares	Value

Grupo Televisa S.A.B. Series CPO	224,940	$440,105

Industrias Penoles S.A.B. de C.V.	6,023	80,129

Infraestructura Energetica Nova S.A.B. de C.V.	48,913	194,324

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	151,075	303,237

Orbia Advance Corp. S.A.B. de C.V.	108,437	211,503

Wal-Mart de Mexico S.A.B. de C.V.	433,779	1,284,815

Total Mexico		11,132,935

Philippines – 1.2%

Aboitiz Equity Ventures, Inc.	237,010	242,589

Ayala Corp.	24,345	415,457

Ayala Land, Inc.	598,380	570,903

Bank of the Philippine Islands	229,320	411,475

BDO Unibank, Inc.	192,933	532,306

JG Summit Holdings, Inc.	263,720	368,892

Jollibee Foods Corp.	60,620	259,650

Manila Electric Co.	35,710	254,924

Metropolitan Bank & Trust Co.	192,969	254,661

PLDT, Inc.	9,075	198,204

SM Investments Corp.	46,560	872,270

SM Prime Holdings, Inc.	1,174,800	843,190

Universal Robina Corp.	99,070	298,185

Total Philippines		5,522,706

Poland – 1.1%

Alior Bank S.A.*	20,873	202,110

Bank Millennium S.A.*	135,842	193,641

Bank Polska Kasa Opieki S.A.	34,269	875,284

CCC S.A.	6,375	219,913

CD Projekt S.A.	16,599	1,007,744

Cyfrowy Polsat S.A.	56,294	370,973

Dino Polska S.A.*(b)	12,724	498,277

LPP S.A.	316	677,850

mBank S.A.*	3,559	308,571

Santander Bank Polska S.A.	7,429	581,105

Total Poland		4,935,468

Russia – 5.3%

Globaltrans Investment PLC GDR Reg S	25,140	216,204

Lukoil PJSC ADR	116,632	9,650,132

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	28,760	222,890

MMC Norilsk Nickel PJSC ADR	115,983	2,969,165

Mobile TeleSystems PJSC ADR	93,868	760,331

Novatek PJSC GDR Reg S	26,028	5,278,478

Novolipetsk Steel PJSC GDR Reg S	18,666	405,425

PhosAgro PJSC GDR Reg S	22,211	283,634

Polymetal International PLC	43,845	615,944

Polyus PJSC GDR Reg S	8,076	466,389

Severstal PJSC GDR Reg S	37,842	543,033

X5 Retail Group N.V. GDR Reg S	23,316	815,594

Yandex N.V. Class A*	46,878	1,641,199

Total Russia		23,868,418

South Africa – 5.1%

Absa Group Ltd.	76,148	767,733

Anglo American Platinum Ltd.	5,492	330,708

AngloGold Ashanti Ltd.	37,568	703,887

Aspen Pharmacare Holdings Ltd.	32,318	183,198

AVI Ltd.	38,389	208,294

Barloworld Ltd.	24,658	187,994

Bid Corp., Ltd.	35,123	746,009

Bidvest Group Ltd. (The)	37,549	472,529

Capitec Bank Holdings Ltd.	7,428	630,708

Clicks Group Ltd.	30,591	433,752

Discovery Ltd.	51,817	389,760

Exxaro Resources Ltd.(a)	35,248	303,604

FirstRand Ltd.(a)	381,816	1,566,044

Foschini Group Ltd. (The)	27,947	301,284

Gold Fields Ltd.	76,546	384,282

Impala Platinum Holdings Ltd.*	78,743	494,815

Imperial Logistics Ltd.	36,545	125,741

Investec Ltd.	20,134	106,031

Kumba Iron Ore Ltd.(a)	3,543	87,502

Life Healthcare Group Holdings Ltd.	162,272	242,726

Motus Holdings Ltd.	20,273	92,016

Mr. Price Group Ltd.	22,887	238,870

MTN Group Ltd.(a)	170,706	1,084,187

MultiChoice Group*	49,576	385,720

Naspers Ltd. Class N	43,839	6,635,627

Nedbank Group Ltd.	25,974	388,552

Netcare Ltd.	150,209	173,861

Oceana Group Ltd.	5,251	24,048

PSG Group Ltd.	21,250	295,937

Remgro Ltd.	54,348	584,933

Sanlam Ltd.	200,610	986,743

Sappi Ltd.	67,437	167,008

Shoprite Holdings Ltd.	36,838	297,960

SPAR Group Ltd. (The)	24,558	309,370

Standard Bank Group Ltd.	140,697	1,620,996

Tiger Brands Ltd.	20,346	282,543

Truworths International Ltd.	50,283	175,763

Vodacom Group Ltd.	64,730	510,753

Woolworths Holdings Ltd.	91,554	332,583

Total South Africa		23,254,071

South Korea – 12.8%

Amorepacific Corp.	3,729	438,009

Amorepacific Group	5,370	293,607

BNK Financial Group, Inc.	46,323	278,445

Celltrion Healthcare Co., Ltd.*	5,830	245,648

Celltrion, Inc.*	9,789	1,342,136

CJ CheilJedang Corp.	994	194,869

CJ Corp.	2,104	144,236

CJ ENM Co., Ltd.	1,160	164,280

DB Insurance Co., Ltd.	5,356	231,049

DGB Financial Group, Inc.	31,239	194,566

Doosan Corp.	1,488	131,863

E-Mart, Inc.	2,122	200,465

Fila Korea Ltd.	5,051	244,495

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares	Value

GS Engineering & Construction Corp.	8,078	$222,860

GS Holdings Corp.	7,757	326,194

Hana Financial Group, Inc.	29,908	881,375

Hankook Tire & Technology Co., Ltd.	8,658	233,433

Hanmi Science Co., Ltd.	3,031	100,345

Hanon Systems	16,133	161,849

Hanwha Chemical Corp.	8,367	125,559

Helixmith Co., Ltd.*	1,972	109,304

HLB, Inc.*(a)	3,706	187,136

Hotel Shilla Co., Ltd.	4,086	294,456

Hyundai Department Store Co., Ltd.	2,283	149,064

Hyundai Engineering & Construction Co., Ltd.	8,642	334,510

Hyundai Glovis Co., Ltd.	2,412	314,569

Hyundai Heavy Industries Holdings Co., Ltd.	984	287,512

Hyundai Marine & Fire Insurance Co., Ltd.	7,963	175,750

Hyundai Merchant Marine Co., Ltd.*	51,998	157,583

Hyundai Motor Co.	14,456	1,619,449

Hyundai Steel Co.	10,064	327,291

Kakao Corp.	4,440	502,964

KB Financial Group, Inc.	38,057	1,358,554

Kia Motors Corp.	26,139	996,479

Korea Investment Holdings Co., Ltd.	6,451	406,103

Korea Shipbuilding & Offshore Engineering Co., Ltd.*	4,685	485,675

Korea Zinc Co., Ltd.	881	329,965

Korean Air Lines Co., Ltd.	7,270	139,182

KT&G Corp.	11,277	994,627

LG Chem Ltd.	5,002	1,252,434

LG Corp.	13,918	814,497

LG Display Co., Ltd.*	27,500	325,315

LG Electronics, Inc.	10,536	593,677

LG Household & Health Care Ltd.	958	1,046,780

LG Innotek Co., Ltd.	1,800	171,550

LG Uplus Corp.	25,761	293,975

Lotte Chemical Corp.	1,497	295,358

Lotte Corp.	5,416	164,135

Lotte Shopping Co., Ltd.	1,161	125,209

LS Corp.	4,372	173,433

Medy-Tox, Inc.	536	161,362

Mirae Asset Daewoo Co., Ltd.	36,586	229,398

NAVER Corp.	13,590	1,783,748

NCSoft Corp.	1,769	770,513

Netmarble Corp.*(a)(b)	3,576	282,516

NH Investment & Securities Co., Ltd.	22,552	239,444

OCI Co., Ltd.	2,464	143,166

Orion Corp.	2,797	230,092

POSCO	6,919	1,313,057

S-1 Corp.	2,893	237,264

Samsung Biologics Co., Ltd.*(b)	1,656	425,716

Samsung C&T Corp.	9,572	717,810

Samsung Electro-Mechanics Co., Ltd.	5,862	504,774

Samsung Electronics Co., Ltd.	478,005	19,601,342

Samsung Engineering Co., Ltd.*	17,380	244,103

Samsung Fire & Marine Insurance Co., Ltd.	3,532	658,476

Samsung Heavy Industries Co., Ltd.*	49,229	324,311

Samsung Life Insurance Co., Ltd.	8,731	518,977

Samsung SDS Co., Ltd.	4,341	691,352

Samsung Securities Co., Ltd.	10,575	312,525

Shinhan Financial Group Co., Ltd.	40,049	1,399,530

Shinsegae, Inc.	1,136	249,300

SillaJen, Inc.*(a)	6,662	45,336

SK Holdings Co., Ltd.	3,519	600,156

SK Hynix, Inc.	48,373	3,324,216

SK Innovation Co., Ltd.	8,104	1,124,662

SK Telecom Co., Ltd.	3,862	779,729

Woongjin Coway Co., Ltd.	5,834	412,621

Yuhan Corp.	1,011	193,131

Total South Korea		58,100,446

Taiwan – 11.7%

Acer, Inc.	365,000	209,415

Advantech Co., Ltd.	37,000	325,581

ASE Technology Holding Co., Ltd.	334,062	762,352

Asia Cement Corp.	278,000	387,997

Asustek Computer, Inc.	78,000	519,170

AU Optronics Corp.	974,000	246,761

Catcher Technology Co., Ltd.	97,000	734,742

Cathay Financial Holding Co., Ltd.	829,000	1,092,882

Chang Hwa Commercial Bank Ltd.	787,894	549,821

Cheng Shin Rubber Industry Co., Ltd.	289,000	426,637

Chicony Electronics Co., Ltd.	74,240	218,715

China Development Financial Holding Corp.	1,755,000	522,690

China Life Insurance Co., Ltd.*	526,564	417,524

Chroma ATE, Inc.	48,000	227,433

Compal Electronics, Inc.	511,000	294,828

CTBC Financial Holding Co., Ltd.	2,109,672	1,400,804

Delta Electronics, Inc.	202,000	862,705

E.Sun Financial Holding Co., Ltd.	1,303,602	1,102,985

Eclat Textile Co., Ltd.	27,000	362,037

Far Eastern New Century Corp.	384,080	354,684

Far EasTone Telecommunications Co., Ltd.	168,000	392,593

Feng TAY Enterprise Co., Ltd.	40,800	292,608

Formosa Chemicals & Fibre Corp.	400,000	1,117,826

Formosa Petrochemical Corp.	288,000	911,589

Formosa Plastics Corp.	479,000	1,459,024

Fubon Financial Holding Co., Ltd.	700,000	1,005,173

Highwealth Construction Corp.	101,000	162,449

Hiwin Technologies Corp.	29,755	259,431

Hon Hai Precision Industry Co., Ltd.	1,286,068	3,034,382

Hotai Motor Co., Ltd.	40,000	607,907

Innolux Corp.	1,005,000	213,799

Inventec Corp.	351,000	242,112

Largan Precision Co., Ltd.	9,000	1,290,915

Lite-On Technology Corp.	292,015	464,031

Macronix International	198,742	201,788

MediaTek, Inc.	153,000	1,819,755

Nan Ya Plastics Corp.	520,000	1,168,238

Nanya Technology Corp.	110,000	285,420

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2019

Investments	Shares		Value

Novatek Microelectronics Corp.	65,000		$372,931

Pegatron Corp.	220,000		382,923

Pou Chen Corp.	328,000		420,249

Powertech Technology, Inc.	132,000		371,010

President Chain Store Corp.	56,000		523,457

Quanta Computer, Inc.	298,000		543,661

Realtek Semiconductor Corp.	70,000		518,945

Shin Kong Financial Holding Co., Ltd.*	1,318,802		399,154

SinoPac Financial Holdings Co., Ltd.	1,412,452		550,877

Synnex Technology International Corp.	177,000		207,098

Taishin Financial Holding Co., Ltd.	1,094,654		488,677

Taiwan Cement Corp.	457,744		585,007

Taiwan Mobile Co., Ltd.	168,000		606,488

Taiwan Semiconductor Manufacturing Co., Ltd.	1,954,000		17,131,235

Tatung Co., Ltd.*	190,000		104,111

Tripod Technology Corp.	46,000		165,321

Uni-President Enterprises Corp.	511,160		1,232,406

United Microelectronics Corp.	1,326,000		572,722

Walsin Technology Corp.	31,000		174,362

Wistron Corp.	308,078		248,750

WPG Holdings Ltd.	179,360		220,843

Yageo Corp.	27,396		217,670

Yuanta Financial Holding Co., Ltd.	1,272,236		758,638

Total Taiwan			52,745,338

Thailand – 2.4%

Advanced Info Service PCL NVDR	180,400		1,297,630

Bangkok Dusit Medical Services PCL NVDR	664,000		525,382

Bangkok Expressway & Metro PCL NVDR	1,710,300		603,931

Banpu PCL NVDR	553,900		213,700

Berli Jucker PCL NVDR	255,800		441,179

BTS Group Holdings PCL NVDR	1,283,900		562,506

Bumrungrad Hospital PCL NVDR	67,200		281,236

Central Pattana PCL NVDR	242,900		540,042

Charoen Pokphand Foods PCL NVDR	651,400		559,073

CP ALL PCL NVDR	763,800		2,029,058

Energy Absolute PCL NVDR	437,500		686,611

Fabrinet*	6,768		353,966

Gulf Energy Development PCL NVDR	129,800		679,026

Home Product Center PCL NVDR	731,300		408,868

Indorama Ventures PCL NVDR	339,000		360,226

Land & Houses PCL NVDR	911,900		286,227

Minor International PCL NVDR	402,200		493,134

Robinson PCL NVDR	94,600		197,180

True Corp. PCL NVDR	1,952,500		335,152

Total Thailand			10,854,127

Turkey – 0.7%

Akbank T.A.S.*	349,439		502,514

BIM Birlesik Magazalar AS	54,275		472,149

Enka Insaat ve Sanayi AS	102,456		102,519

Haci Omer Sabanci Holding AS	173,894		294,725

KOC Holding AS	128,744		431,161

Tupras Turkiye Petrol Rafinerileri AS	18,069		459,205

Turkcell Iletisim Hizmetleri AS	139,211		320,753

Turkiye Garanti Bankasi AS*	263,807		477,016

Total Turkey			3,060,042

United Kingdom – 0.3%

Antofagasta PLC	41,471		459,431

Fresnillo PLC	14,569		122,729

Investec PLC	80,121		413,396

Mediclinic International PLC	35,824		146,211

Total United Kingdom			1,141,767
TOTAL COMMON STOCKS (Cost: $456,768,457)			451,461,251

WARRANTS – 0.0%

Thailand – 0.0%
Minor International PCL, expiring 12/31/21* (Cost: $0)	13,535		1,761

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 8.00%, 8/28/22

(Cost: $2,360)	165,450	INR	2,383

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%

United States – 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $4,637,322)(d)	4,637,322		4,637,322

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $461,408,139)			456,102,717

Other Assets less Liabilities – (0.9)%			(3,880,244)

NET ASSETS – 100.0%			$452,222,473
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,544,922 and the total market value of the collateral held by the Fund was $8,904,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,266,815.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND
INR	Indian rupee

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.3%

Brazil – 4.8%

AES Tiete Energia S.A.	570,532	$1,671,026

Banco do Brasil S.A.	798,838	8,724,046

Banco Santander Brasil S.A.	257,408	2,801,245

BB Seguridade Participacoes S.A.	954,448	8,026,675

CCR S.A.	2,553,200	10,573,462

Cia de Saneamento Basico do Estado de Sao Paulo	444,188	5,289,222

Cia de Saneamento de Minas Gerais-COPASA	149,864	2,446,164

Cia de Saneamento do Parana	180,622	3,651,119

Cia Hering	284,734	2,373,353

Cielo S.A.	3,790,701	7,280,359

EcoRodovias Infraestrutura e Logistica S.A.	391,951	1,326,765

EDP – Energias do Brasil S.A.	396,952	1,867,830

Engie Brasil Energia S.A.	882,624	9,405,983

Ez Tec Empreendimentos e Participacoes S.A.	282,722	2,457,036

Fleury S.A.	366,004	2,321,464

Hypera S.A.	605,026	4,870,246

Itau Unibanco Holding S.A.	501,544	3,626,664

Mahle-Metal Leve S.A.	43,352	246,973

MRV Engenharia e Participacoes S.A.	470,251	1,991,460

Petrobras Distribuidora S.A.	447,243	2,955,923

Qualicorp Consultoria e Corretora de Seguros S.A.	879,418	6,565,972

Smiles Fidelidade S.A.	65,314	595,845

Transmissora Alianca de Energia Eletrica S.A.	1,190,794	8,233,271

Tupy S.A.	278,789	1,201,388

Wiz Solucoes e Corretagem de Seguros S.A.	100,646	269,411

Total Brazil		100,772,902

Chile – 0.8%

AES Gener S.A.	8,366,630	1,821,068

Aguas Andinas S.A. Class A	7,368,210	4,035,185

Banco Santander Chile	57,631,849	4,065,542

CAP S.A.	172,119	1,500,890

Colbun S.A.	20,952,466	3,783,906

Empresas Lipigas S.A.	250,135	1,775,871

Enel Generacion Chile S.A.	1,177,875	647,584

Total Chile		17,630,046

China – 24.7%

Agile Group Holdings Ltd.	2,048,000	2,487,048

Agricultural Bank of China Ltd. Class H	24,704,000	9,674,373

Anhui Expressway Co., Ltd. Class H	310,000	173,202

Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	723,000	563,135

Anhui Jinhe Industrial Co., Ltd. Class A	394,400	1,099,484

Anhui Yingjia Distillery Co., Ltd. Class A	127,400	389,603

Anxin Trust Co., Ltd. Class A*	1,252,600	826,480

Bank of Beijing Co., Ltd. Class A	3,999,600	3,003,174

Bank of China Ltd. Class H	68,676,084	26,981,955

Bank of Communications Co., Ltd. Class H	19,966,287	13,040,206

Bank of Nanjing Co., Ltd. Class A	1,562,500	1,880,236

Baoshan Iron & Steel Co., Ltd. Class A	6,573,400	5,442,227

Beijing Capital Land Ltd. Class H(a)	848,000	280,164

Beijing Enterprises Water Group Ltd.*	10,152,000	5,192,938

Beijing Jingneng Clean Energy Co., Ltd. Class H	1,104,000	183,075

CGN Power Co., Ltd. Class H(b)	12,381,000	3,127,074

China Aoyuan Group Ltd.	1,224,000	1,386,473

China Cinda Asset Management Co., Ltd. Class H	8,602,000	1,689,808

China CITIC Bank Corp., Ltd. Class H	11,915,000	6,353,127

China Construction Bank Corp. Class H	73,200,054	55,837,988

China Fortune Land Development Co., Ltd. Class A	288,900	1,091,510

China Gezhouba Group Co., Ltd. Class A	1,268,000	1,035,588

China Jinmao Holdings Group Ltd.	5,702,000	3,265,809

China Lesso Group Holdings Ltd.	1,945,000	1,840,944

China Lilang Ltd.	1,324,000	1,053,877

China Mobile Ltd.	6,415,500	53,071,048

China Oriental Group Co., Ltd.(a)	2,448,000	846,248

China Petroleum & Chemical Corp. Class H	62,402,000	37,093,824

China Power International Development Ltd.	9,962,000	2,071,340

China Resources Cement Holdings Ltd.	2,070,000	2,075,439

China Resources Power Holdings Co., Ltd.	3,868,000	4,692,283

China Sanjiang Fine Chemicals Co., Ltd.	2,120,000	354,262

China SCE Group Holdings Ltd.	1,874,000	862,967

China Shenhua Energy Co., Ltd. Class H	4,986,000	10,010,924

China South Publishing & Media Group Co., Ltd. Class A	687,432	1,165,237

China State Construction International Holdings Ltd.(a)	2,014,000	1,893,408

China Suntien Green Energy Corp., Ltd. Class H	3,511,000	962,912

China Union Holdings Ltd. Class A	592,750	343,772

China Vanke Co., Ltd. Class H	904,400	3,149,491

China Yangtze Power Co., Ltd. Class A	4,261,800	10,883,757

China Yongda Automobiles Services Holdings Ltd.(a)	1,706,500	1,408,406

China ZhengTong Auto Services Holdings Ltd.(a)	1,911,500	551,061

China Zhongwang Holdings Ltd.(a)	4,383,600	1,783,770

Chinese Universe Publishing and Media Group Co., Ltd. Class A	285,700	522,700

Chongqing Changan Automobile Co., Ltd. Class A	1,556,800	1,616,033

Chongqing Rural Commercial Bank Co., Ltd. Class H	2,193,991	1,167,046

CIFI Holdings Group Co., Ltd.	3,758,000	2,195,530

CNHTC Jinan Truck Co., Ltd. Class A	184,091	377,806

CNOOC Ltd.	15,755,600	24,037,168

Country Garden Holdings Co., Ltd.(a)	6,025,000	7,631,738

CPMC Holdings Ltd.(a)	943,000	378,913

Daqin Railway Co., Ltd. Class A	5,183,201	5,511,108

Datang International Power Generation Co., Ltd. Class H	3,212,000	663,755

Dongfeng Motor Group Co., Ltd. Class H	3,934,000	3,738,590

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

Fangda Carbon New Material Co., Ltd. Class A	1,946,523	$3,168,581

Fangda Special Steel Technology Co., Ltd. Class A	637,600	741,354

Fantasia Holdings Group Co., Ltd.*(a)	2,169,000	334,782

Financial Street Holdings Co., Ltd. Class A	837,300	903,173

Gemdale Corp. Class A	1,172,009	1,896,322

Great Wall Motor Co., Ltd. Class H(a)	3,521,000	2,357,993

Gree Real Estate Co., Ltd. Class A*	854,800	643,040

Greenland Holdings Corp., Ltd. Class A	828,100	819,005

Guangdong Ellington Electronics Technology Co., Ltd. Class A	524,157	811,377

Guangdong Tapai Group Co., Ltd. Class A	433,200	583,798

Guangxi Guiguan Electric Power Co., Ltd. Class A	1,677,349	1,071,488

Guangzhou Automobile Group Co., Ltd. Class H(a)	5,358,000	5,126,030

Guangzhou R&F Properties Co., Ltd. Class H	1,379,200	2,086,552

Guizhou Panjiang Refined Coal Co., Ltd. Class A	1,358,380	976,198

Guotai Junan International Holdings Ltd.(a)	1,998,000	338,972

Harbin Pharmaceutical Group Co., Ltd. Class A*	2,431,515	1,301,186

Hebei Chengde Lolo Co. Class A	511,920	540,003

Henan Shuanghui Investment & Development Co., Ltd. Class A	246,037	851,327

Hisense Home Appliances Group Co., Ltd. Class H	759,000	729,044

HLA Corp., Ltd. Class A	888,004	1,010,113

Hopson Development Holdings Ltd.	684,000	684,052

Huabao International Holdings Ltd.	1,437,000	526,085

Huafa Industrial Co., Ltd. Zhuhai Class A	551,700	543,322

Huafu Fashion Co., Ltd. Class A	371,270	377,594

Huapont Life Sciences Co., Ltd. Class A	2,524,300	1,707,997

Huayu Automotive Systems Co., Ltd. Class A	859,843	2,830,650

Industrial & Commercial Bank of China Ltd. Class H	59,000,823	39,512,504

Industrial Bank Co., Ltd. Class A	4,637,712	11,388,980

Jiangsu Expressway Co., Ltd. Class H	1,862,527	2,366,351

Jinke Properties Group Co., Ltd. Class A	954,600	877,252

JNBY Design Ltd.	242,000	347,593

Joyoung Co., Ltd. Class A	271,564	832,374

Kaisa Group Holdings Ltd.*	1,534,000	673,133

Kingboard Holdings Ltd.	1,156,500	3,061,124

Kingboard Laminates Holdings Ltd.	2,869,000	2,587,421

KWG Group Holdings Ltd.*	2,218,000	1,943,728

Lee & Man Paper Manufacturing Ltd.	2,531,000	1,368,911

Lenovo Group Ltd.(a)	9,992,000	6,666,092

Liuzhou Iron & Steel Co., Ltd. Class A	498,400	357,476

Livzon Pharmaceutical Group, Inc. Class H	240,950	617,789

Logan Property Holdings Co., Ltd.	1,276,000	1,816,486

Lonking Holdings Ltd.	2,964,000	763,742

Maanshan Iron & Steel Co., Ltd. Class H(a)	2,296,000	863,995

Nine Dragons Paper Holdings Ltd.	1,494,000	1,257,800

Ningbo Sanxing Medical Electric Co., Ltd. Class A	886,365	880,355

Poly Property Group Co., Ltd.	1,655,000	576,339

Powerlong Real Estate Holdings Ltd.	2,126,000	1,499,704

Red Star Macalline Group Corp., Ltd. Class H(b)	1,049,000	876,464

RiseSun Real Estate Development Co., Ltd. Class A	700,400	812,411

SAIC Motor Corp., Ltd. Class A	2,754,578	9,176,267

Sansteel Minguang Co., Ltd. Fujian Class A	811,694	914,213

Shaanxi Coal Industry Co., Ltd. Class A	2,677,000	3,273,872

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	330,675	883,387

Shandong Chenming Paper Holdings Ltd. Class H(a)	1,245,000	498,673

Shandong Hi-speed Co., Ltd. Class A	789,600	483,379

Shanghai Zijiang Enterprise Group Co., Ltd. Class A	890,500	431,628

Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	810,100	821,630

Shanying International Holding Co., Ltd. Class A*	2,441,100	1,053,260

Shenzhen Expressway Co., Ltd. Class H	998,000	1,301,064

Shenzhen Investment Ltd.	4,142,000	1,526,951

Shenzhen Jinjia Group Co., Ltd. Class A	616,900	830,496

Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,982,900	1,952,789

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,792,400	1,014,414

Shimao Property Holdings Ltd.	1,194,500	3,489,304

Shougang Fushan Resources Group Ltd.	9,258,000	1,913,152

Shui On Land Ltd.	2,851,500	567,434

Sino-Ocean Group Holding Ltd.	3,737,500	1,268,177

Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,998,000	2,326,127

Sinotruk Hong Kong Ltd.	647,000	959,020

SITC International Holdings Co., Ltd.	1,695,000	1,747,021

Sou Yu Te Group Co., Ltd. Class A*	1,508,600	488,186

TCL Corp. Class A	4,580,900	2,284,546

TCL Electronics Holdings Ltd.	1,112,000	557,461

Tianneng Power International Ltd.(a)	1,290,000	908,335

Tongling Jingda Special Magnet Wire Co., Ltd. Class A	1,021,700	376,425

Weichai Power Co., Ltd. Class H	2,819,000	4,063,410

Weifu High-Technology Group Co., Ltd. Class A	283,700	650,987

WH Group Ltd.(b)	11,127,000	9,963,969

Xingda International Holdings Ltd.	1,377,000	374,137

Xinyi Glass Holdings Ltd.	3,568,000	3,927,831

Xinyi Solar Holdings Ltd.	6,133,347	3,677,160

Xiwang Special Steel Co., Ltd.	3,873,000	350,770

XTEP International Holdings Ltd.	1,986,400	1,074,360

Yanzhou Coal Mining Co., Ltd. Class H(a)	2,724,000	2,765,906

Yuexiu Property Co., Ltd.	6,198,000	1,344,057

Yuzhou Properties Co., Ltd.	2,606,000	1,037,161

Zhejiang Chint Electrics Co., Ltd. Class A	481,100	1,471,256

Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	489,600	483,537

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

Zhuzhou Kibing Group Co., Ltd. Class A	1,157,000	$583,492

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	2,663,600	1,804,183

Total China		518,487,523

Czech Republic – 0.7%

CEZ AS	434,467	9,586,509

Komercni Banka AS	82,235	2,778,204

Moneta Money Bank AS(b)	585,660	1,804,215

O2 Czech Republic AS	24,890	224,934

Total Czech Republic		14,393,862

Hong Kong – 0.2%

Chow Tai Fook Jewellery Group Ltd.	2,218,000	1,830,556

Stella International Holdings Ltd.	1,090,000	1,696,303

Total Hong Kong		3,526,859

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	1,116,210	1,598,473

India – 3.4%

Bharat Petroleum Corp., Ltd.	2,193,222	14,548,485

Bharti Infratel Ltd.	1,716,791	6,233,072

Coal India Ltd.	2,981,792	8,408,653

Greaves Cotton Ltd.	423,758	873,302

Hindustan Petroleum Corp., Ltd.	1,833,656	7,806,172

Indian Oil Corp., Ltd.	7,261,634	15,103,471

Mangalore Refinery & Petrochemicals Ltd.	34,297	23,471

National Aluminium Co., Ltd.	1,751,141	1,147,762

NHPC Ltd.	5,824,359	1,832,727

NLC India Ltd.	145,189	116,981

Oil India Ltd.	684,170	1,402,249

Vedanta Ltd.	6,580,704	14,313,993

Total India		71,810,338

Indonesia – 2.1%

Adaro Energy Tbk PT	44,158,600	4,013,004

AKR Corporindo Tbk PT	3,472,600	929,614

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,238,100	468,744

Bukit Asam Tbk PT	8,723,700	1,388,909

Indika Energy Tbk PT	3,605,400	333,998

Indo Tambangraya Megah Tbk PT	1,833,100	1,601,299

Indocement Tunggal Prakarsa Tbk PT	3,755,100	4,953,452

Matahari Department Store Tbk PT	6,629,400	1,601,891

Telekomunikasi Indonesia Persero Tbk PT	90,126,700	27,364,993

Waskita Beton Precast Tbk PT	41,020,000	936,279

Total Indonesia		43,592,183

Malaysia – 2.6%

AirAsia Group Bhd	3,724,200	1,565,462

Astro Malaysia Holdings Bhd	7,283,000	2,539,570

Berjaya Sports Toto Bhd	1,900,972	1,198,607

Bermaz Auto Bhd	2,172,100	1,182,801

British American Tobacco Malaysia Bhd	298,297	1,349,354

CIMB Group Holdings Bhd	4,128,600	4,959,842

DiGi.Com Bhd	3,717,847	4,217,763

Lotte Chemical Titan Holding Bhd(b)	1,727,100	1,105,476

Mah Sing Group Bhd	1,199,000	214,772

Malayan Banking Bhd	7,257,565	14,750,866

MISC Bhd	3,212,600	5,984,781

Sime Darby Bhd	10,423,400	5,601,302

Sime Darby Property Bhd	2,759,800	553,674

SP Setia Bhd	1,301,993	422,907

Sunway Bhd	1,797,949	738,589

Sunway Construction Group Bhd	855,500	418,862

Telekom Malaysia Bhd	5,912,100	5,083,248

YTL Corp. Bhd	9,088,978	1,997,100

YTL Power International Bhd	7,311,796	1,292,269

Total Malaysia		55,177,245

Mexico – 1.6%

Concentradora Fibra Danhos S.A. de C.V.	1,858,865	2,586,255

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	758,023	7,290,750

Grupo Mexico S.A.B. de C.V. Series B	6,581,457	15,380,289

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	2,778,128	5,576,237

Macquarie Mexico Real Estate Management S.A. de C.V.(b)	1,899,532	2,386,922

Nemak S.A.B. de C.V.(b)	1,854,144	835,792

Total Mexico		34,056,245

Philippines – 0.5%

Aboitiz Power Corp.	3,660,900	2,708,769

DMCI Holdings, Inc.	8,424,800	1,350,764

Globe Telecom, Inc.	11,460	404,627

Manila Electric Co.	116,390	830,876

PLDT, Inc.	197,189	4,306,732

Semirara Mining & Power Corp.	3,326,700	1,463,414

Total Philippines		11,065,182

Poland – 1.0%

Asseco Poland S.A.	140,499	1,789,026

Bank Handlowy w Warszawie S.A.	106,543	1,368,610

Bank Polska Kasa Opieki S.A.	281,923	7,200,757

Ciech S.A.*	156,117	1,314,231

Powszechny Zaklad Ubezpieczen S.A.	848,598	7,912,050

Warsaw Stock Exchange	21,592	216,235

Total Poland		19,800,909

Russia – 19.1%

Gazprom Neft PJSC ADR	45,950	1,486,482

Gazprom PJSC ADR	11,081,082	76,503,790

Lukoil PJSC ADR	723,353	59,850,227

Magnit PJSC GDR Reg S	788,459	10,301,217

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	460,000	3,565,000

MMC Norilsk Nickel PJSC ADR	2,870,000	73,472,000

Mobile TeleSystems PJSC ADR	1,889,240	15,302,844

Novolipetsk Steel PJSC GDR Reg S	418,194	9,083,174

PhosAgro PJSC GDR Reg S	108,083	1,380,220

Polyus PJSC GDR Reg S	127,303	7,351,748

Rosneft Oil Co. PJSC GDR Reg S	1,897,753	12,175,983

Rostelecom PJSC ADR	418,848	3,070,156

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

RusHydro PJSC ADR	2,477,000	$2,006,370

Sberbank of Russia PJSC ADR	3,454,160	48,962,718

Severstal PJSC GDR Reg S	948,756	13,614,649

Tatneft PJSC ADR	891,042	56,581,167

VTB Bank PJSC GDR Reg S	4,262,982	5,520,562

Total Russia		400,228,307

South Africa – 6.8%

Absa Group Ltd.	1,099,996	11,090,281

Aeci Ltd.	296,065	1,873,728

African Rainbow Minerals Ltd.(a)	190,730	1,770,377

Alexander Forbes Group Holdings Ltd.	1,488,339	549,692

Assore Ltd.(a)	53,332	897,138

Astral Foods Ltd.	122,506	1,187,692

AVI Ltd.	625,544	3,394,131

Blue Label Telecoms Ltd.*	702,057	133,813

Coronation Fund Managers Ltd.	539,135	1,482,377

Exxaro Resources Ltd.(a)	626,358	5,395,044

FirstRand Ltd.(a)	3,254,649	13,349,159

Foschini Group Ltd. (The)	439,850	4,741,822

Hyprop Investments Ltd.	475,925	1,941,052

Imperial Logistics Ltd.	255,433	878,875

Investec Ltd.	291,348	1,534,321

Kumba Iron Ore Ltd.(a)	224,418	5,542,477

Liberty Holdings Ltd.	276,260	2,047,922

Metair Investments Ltd.	128,904	195,535

MTN Group Ltd.	4,727,262	30,023,765

Nedbank Group Ltd.	119,924	1,793,976

Netcare Ltd.	2,726,788	3,156,150

Peregrine Holdings Ltd.	321,000	369,851

Reunert Ltd.	167,088	760,367

RMB Holdings Ltd.(a)	1,016,698	5,035,714

SPAR Group Ltd. (The)	283,443	3,570,681

Standard Bank Group Ltd.	1,600,296	18,437,310

Telkom S.A. SOC Ltd.	1,042,964	4,855,586

Truworths International Ltd.	1,056,266	3,692,142

Tsogo Sun Gaming Ltd.	1,349,320	1,173,786

Vodacom Group Ltd.	1,592,258	12,563,743

Total South Africa		143,438,507

South Korea – 1.1%

Daishin Securities Co., Ltd.	35,563	390,965

Doosan Corp.(a)	20,537	1,819,941

Huchems Fine Chemical Corp.	65,860	1,178,284

KEPCO Plant Service & Engineering Co., Ltd.	44,520	1,285,931

Kumho Industrial Co., Ltd.(a)	37,193	385,565

Meritz Financial Group, Inc.	32,792	352,278

Meritz Fire & Marine Insurance Co., Ltd.	54,310	867,216

Orange Life Insurance Ltd.(b)	58,205	1,316,261

S-Oil Corp.	79,257	6,586,252

Seah Besteel Corp.	62,947	863,045

Ssangyong Cement Industrial Co., Ltd.(a)	320,578	1,637,530

Woongjin Coway Co., Ltd.	84,870	6,002,593

Total South Korea		22,685,861

Taiwan – 25.8%

Accton Technology Corp.	1,035,000	5,454,480

Alpha Networks, Inc.*(a)	1,007,000	762,768

Asustek Computer, Inc.	1,809,000	12,040,758

Aten International Co., Ltd.	329,000	910,928

AU Optronics Corp.(a)	44,668,000	11,316,556

Cathay Financial Holding Co., Ltd.	8,659,000	11,415,272

Chang Wah Electromaterials, Inc.	89,000	457,558

Charoen Pokphand Enterprise	600,000	1,208,722

Cheng Shin Rubber Industry Co., Ltd.(a)	3,362,000	4,963,161

Chicony Electronics Co., Ltd.	2,006,386	5,910,931

Chicony Power Technology Co., Ltd.(a)	588,045	1,061,436

Chin-Poon Industrial Co., Ltd.	942,000	960,992

China Development Financial Holding Corp.	16,117,000	4,800,112

China General Plastics Corp.(a)	893,912	571,940

Chong Hong Construction Co., Ltd.(a)	456,000	1,168,496

Chung-Hsin Electric & Machinery Manufacturing Corp.	758,000	493,533

Chunghwa Telecom Co., Ltd.(a)	6,739,000	24,110,912

Cleanaway Co., Ltd.	386,000	1,897,371

Compal Electronics, Inc.	8,968,000	5,174,208

Compeq Manufacturing Co., Ltd.	5,000	5,600

Continental Holdings Corp.	1,838,000	844,220

CTBC Financial Holding Co., Ltd.	20,874,000	13,860,156

CTCI Corp.	1,900,000	2,553,788

Da-Li Development Co., Ltd.	499,878	431,811

Elite Advanced Laser Corp.(a)	281,500	499,948

Elite Material Co., Ltd.(a)	820,000	3,317,056

Elite Semiconductor Memory Technology, Inc.	833,000	884,699

Everlight Electronics Co., Ltd.	1,581,000	1,419,228

Far Eastern Department Stores Ltd.(a)	2,948,000	2,271,018

Far EasTone Telecommunications Co., Ltd.(a)	2,534,000	5,921,610

Faraday Technology Corp.	623,000	1,160,676

Feng Hsin Steel Co., Ltd.	119,000	197,154

First Financial Holding Co., Ltd.	9,067,830	6,371,696

FLEXium Interconnect, Inc.(a)	550,000	1,673,516

Formosa Chemicals & Fibre Corp.	9,218,000	25,760,306

Formosa International Hotels Corp.	40,000	203,710

Formosa Petrochemical Corp.	3,350,000	10,603,555

Formosa Plastics Corp.	9,465,000	28,830,199

Foxsemicon Integrated Technology, Inc.	138,000	513,755

Fubon Financial Holding Co., Ltd.	7,209,000	10,351,849

Getac Technology Corp.	1,191,000	1,794,686

Gigabyte Technology Co., Ltd.(a)	1,957,000	3,131,881

Global PMX Co., Ltd.	141,000	681,719

Great Wall Enterprise Co., Ltd.	1,592,857	1,935,590

Greatek Electronics, Inc.	1,298,000	1,796,938

HannStar Display Corp.(a)	8,120,000	1,675,063

Highwealth Construction Corp.(a)	2,075,000	3,337,443

Hotai Motor Co., Ltd.(a)	795,000	12,082,145

Huaku Development Co., Ltd.(a)	516,000	1,330,561

IBF Financial Holdings Co., Ltd.(a)	4,495,510	1,550,451

Innolux Corp.(a)	30,740,000	6,539,477

Inventec Corp.(a)	8,697,000	5,998,994

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

ITEQ Corp.(a)	680,000	$3,309,642

KEE TAI Properties Co., Ltd.	862,000	327,857

Kenda Rubber Industrial Co., Ltd.	1,171,543	1,189,499

King Yuan Electronics Co., Ltd.	2,831,000	3,180,079

King’s Town Bank Co., Ltd.	1,475,000	1,466,704

Kinik Co.	303,000	596,732

Kung Long Batteries Industrial Co., Ltd.	162,000	757,144

L&K Engineering Co., Ltd.(a)	349,000	280,104

Lealea Enterprise Co., Ltd.	1,380,000	409,225

Lelon Electronics Corp.	145,000	196,296

Lien Hwa Industrial Holdings Corp.	1,716,053	1,864,043

Lion Travel Service Co., Ltd.	134,000	328,257

Lite-On Semiconductor Corp.	670,000	888,669

Marketech International Corp.(a)	286,000	460,926

Mega Financial Holding Co., Ltd.	12,016,302	11,135,351

Merry Electronics Co., Ltd.(a)	776,275	3,803,246

Micro-Star International Co., Ltd.	1,591,000	4,630,769

momo.com, Inc.	73,000	615,304

Namchow Holdings Co., Ltd.	881,000	1,428,365

Nan Ya Plastics Corp.(a)	14,910,000	33,496,978

Nanya Technology Corp.(a)	3,013,000	7,817,902

Nien Made Enterprise Co., Ltd.(a)	334,000	2,928,266

Novatek Microelectronics Corp.(a)	1,191,000	6,833,245

Nuvoton Technology Corp.(a)	189,000	296,069

Oriental Union Chemical Corp.(a)	1,546,000	1,098,786

Pegatron Corp.(a)	6,237,000	10,855,872

Pou Chen Corp.	6,216,000	7,964,222

Powertech Technology, Inc.	1,892,000	5,317,810

President Chain Store Corp.	1,701,000	15,900,015

Primax Electronics Ltd.(a)	1,242,000	2,365,943

Qisda Corp.	4,580,000	3,122,274

Quanta Computer, Inc.(a)	7,532,990	13,742,920

Radiant Opto-Electronics Corp.(a)	1,432,170	5,470,262

Rechi Precision Co., Ltd.	1,141,000	853,235

Ruentex Industries Ltd.*	1,181,600	2,547,955

Sanyang Motor Co., Ltd.	1,595,000	1,079,631

Sercomm Corp.(a)	682,000	1,736,628

Shinkong Insurance Co., Ltd.	423,000	509,926

Sigurd Microelectronics Corp.	675,000	720,157

Sinbon Electronics Co., Ltd.	427,000	1,658,480

Sinon Corp.	3,417,000	2,043,074

SinoPac Financial Holdings Co., Ltd.	11,058,440	4,312,950

Sitronix Technology Corp.	353,000	1,894,454

Sunonwealth Electric Machine Industry Co., Ltd.	508,000	617,306

Supreme Electronics Co., Ltd.	1,779,000	1,662,912

Synnex Technology International Corp.	3,551,000	4,154,823

Systex Corp.	285,000	670,599

Taichung Commercial Bank Co., Ltd.	1,010,035	385,789

Taiflex Scientific Co., Ltd.	731,000	1,002,564

Taiwan Cogeneration Corp.	672,000	634,647

Taiwan Cooperative Financial Holding Co., Ltd.	9,409,969	6,217,807

Taiwan Hon Chuan Enterprise Co., Ltd.	1,282,000	2,285,117

Taiwan Mobile Co., Ltd.	2,995,253	10,813,013

Taiwan Paiho Ltd.(a)	541,000	1,349,688

Taiwan PCB Techvest Co., Ltd.	836,000	967,377

Taiyen Biotech Co., Ltd.	886,000	929,565

Thinking Electronic Industrial Co., Ltd.	81,000	212,783

Tong Hsing Electronic Industries Ltd.(a)	366,000	1,486,438

Tong Yang Industry Co., Ltd.	796,000	1,203,320

Topco Scientific Co., Ltd.	445,435	1,371,144

Transcend Information, Inc.	770,000	1,598,350

Tripod Technology Corp.	1,337,000	4,805,090

TXC Corp.	983,000	1,234,117

TYC Brother Industrial Co., Ltd.	592,000	597,257

Uni-President Enterprises Corp.	14,994,000	36,150,500

United Microelectronics Corp.(a)	23,763,000	10,263,637

UPC Technology Corp.	3,610,052	1,233,430

Walsin Lihwa Corp.(a)	6,156,000	2,877,146

Weikeng Industrial Co., Ltd.	746,273	437,789

Winbond Electronics Corp.	8,949,000	5,148,823

Wistron Corp.	7,087,561	5,722,684

Wistron NeWeb Corp.(a)	619,840	1,630,290

Wowprime Corp.	103,000	256,633

WPG Holdings Ltd.	4,290,280	5,282,557

YFY, Inc.	4,938,000	1,854,267

Zeng Hsing Industrial Co., Ltd.	98,000	418,540

Total Taiwan		541,121,900

Thailand – 2.5%

AP Thailand PCL NVDR	6,421,200	1,417,136

Bangchak Corp. PCL NVDR(a)	1,798,800	1,602,658

Bangkok Land PCL NVDR	29,000,000	1,393,820

Big Camera Corp. PCL NVDR(a)	12,746,841	316,743

BTS Group Holdings PCL NVDR(a)	7,898,543	3,460,535

Esso Thailand PCL NVDR(a)	3,861,200	1,016,271

Hana Microelectronics PCL NVDR	1,579,800	1,459,191

IRPC PCL NVDR(a)	12,556,800	1,510,839

Jasmine International PCL NVDR(a)	11,825,900	2,474,604

KGI Securities Thailand PCL NVDR	13,764,600	2,025,199

LPN Development PCL NVDR(a)	5,792,800	1,070,110

Major Cineplex Group PCL NVDR	2,323,100	1,815,337

Pruksa Holding PCL NVDR(a)	2,914,900	1,591,592

PTT Global Chemical PCL NVDR(a)	2,598,034	4,565,778

Quality Houses PCL NVDR(a)	15,138,300	1,306,690

Ratch Group PCL NVDR	591,400	1,382,544

Sansiri PCL NVDR	34,957,000	1,371,535

Siam Cement PCL (The) NVDR	207,100	2,762,688

Siam Commercial Bank PCL (The) NVDR	672,400	2,594,187

Siamgas & Petrochemicals PCL NVDR(a)	4,925,600	1,457,469

Somboon Advance Technology PCL NVDR	1,445,800	794,162

SPCG PCL NVDR	3,004,700	2,023,764

Star Petroleum Refining PCL NVDR(a)	3,251,738	988,758

Thai Oil PCL NVDR(a)	1,209,500	2,758,301

Thai Vegetable Oil PCL NVDR	2,098,497	1,783,911

Thanachart Capital PCL NVDR	1,174,700	2,189,240

Tisco Financial Group PCL NVDR	673,200	2,256,106

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2019

Investments	Shares	Value

TPI Polene Power PCL NVDR	9,560,100	$1,494,107

TTW PCL NVDR	4,754,277	2,129,593

Total Thailand		53,012,868

Turkey – 1.5%

Aksa Akrilik Kimya Sanayii AS	388,124	670,187

Aygaz AS	328,292	683,154

Borusan Mannesmann Boru Sanayi ve Ticaret AS	348,664	582,908

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,119,133	1,506,348

Eregli Demir ve Celik Fabrikalari T.A.S.	3,649,421	4,427,262

Ford Otomotiv Sanayi AS	127,004	1,336,056

Iskenderun Demir ve Celik AS	855,859	932,176

Tofas Turk Otomobil Fabrikasi AS	300,065	1,077,715

Tupras Turkiye Petrol Rafinerileri AS	452,107	11,489,835

Turkcell Iletisim Hizmetleri AS	3,841,052	8,850,099

Vestel Beyaz Esya Sanayi ve Ticaret AS	89,812	241,132

Total Turkey		31,796,872
TOTAL COMMON STOCKS (Cost: $2,091,908,974)		2,084,196,082

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree Global High Dividend Fund(c) (Cost: $2,249,525)	48,750	2,242,636

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $24,594,727)(e)	24,594,727	24,594,727

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $2,118,753,226)		2,111,033,445

Other Assets less Liabilities – (0.6)%		(12,954,690)

NET ASSETS – 100.0%		$2,098,078,755
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $180,008,229 and the total market value of the collateral held by the Fund was $205,235,079. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $180,640,352.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/1/2019	63,326	USD	75,928,456	KRW	$—	$(151)
Bank of America N.A.	10/1/2019	133,013	USD	4,128,448	TWD	—	(58)
Bank of America N.A.	10/1/2019	124,688	USD	3,870,693	TWD	—	(74)
Bank of America N.A.	10/2/2019	71,415	USD	85,711,715	KRW	—	(242)
Merrill Lynch International	10/1/2019	1,180	USD	4,941	MYR	—	(1)
Merrill Lynch International	10/1/2019	143,130	USD	4,386,943	THB	—	(304)
Merrill Lynch International	10/2/2019	3,953	USD	16,554	MYR	—	(1)
State Street Bank and Trust	10/1/2019	386,418	USD	20,145,150	PHP	—	(2,259)
						$—	$(3,090)

CURRENCY LEGEND
KRW	South Korean won
MYR	Malaysian ringgit
PHP	Philippine peso
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Brazil – 9.6%

Ambev S.A.	21,000	$97,049

Banco Bradesco S.A. (Preference Shares)	17,400	141,693

Banco do Brasil S.A.	11,700	127,775

Centrais Eletricas Brasileiras S.A.	2,700	26,025

Cia de Saneamento Basico do Estado de Sao Paulo	3,200	38,104

Cia Energetica de Minas Gerais (Preference Shares)	12,700	43,691

Cia Siderurgica Nacional S.A.	14,800	47,007

Engie Brasil Energia S.A.	7,100	75,664

Equatorial Energia S.A.	3,500	84,269

IRB Brasil Resseguros S.A.	19,461	175,950

Itau Unibanco Holding S.A. (Preference Shares)	18,400	154,739

Itausa – Investimentos Itau S.A. (Preference Shares)	49,457	156,490

JBS S.A.	10,600	83,443

Magazine Luiza S.A.	15,600	138,720

Natura Cosmeticos S.A.	9,400	76,411

Petrobras Distribuidora S.A.	22,000	145,403

Porto Seguro S.A.	12,500	176,724

Sul America S.A.	14,731	168,727

Telefonica Brasil S.A. (Preference Shares)	13,557	178,812

TIM Participacoes S.A.	57,565	164,594

Total Brazil		2,301,290

China – 27.0%

Anhui Conch Cement Co., Ltd. Class H	25,000	148,449

Bank of Communications Co., Ltd. Class H	376,000	245,570

Bank of Hangzhou Co., Ltd. Class A	95,600	113,165

Bank of Nanjing Co., Ltd. Class A	93,700	112,754

Beijing Capital International Airport Co., Ltd. Class H	178,000	151,902

Beijing Enterprises Holdings Ltd.	32,000	147,154

CGN Power Co., Ltd. Class H(a)	605,000	152,805

China Aoyuan Group Ltd.	100,000	113,274

China Coal Energy Co., Ltd. Class H	742,000	301,934

China Construction Bank Corp. Class H	333,000	254,017

China Mobile Ltd.	30,300	250,651

China National Building Material Co., Ltd. Class H	144,000	129,316

China Oriental Group Co., Ltd.	318,000	109,929

China Resources Cement Holdings Ltd.	144,000	144,378

China Resources Gas Group Ltd.	24,000	118,632

China Resources Power Holdings Co., Ltd.	106,000	128,589

China Shenhua Energy Co., Ltd. Class H	141,000	283,101

China Telecom Corp., Ltd. Class H	567,200	258,298

China Unicom Hong Kong Ltd.	236,300	250,787

Chongqing Rural Commercial Bank Co., Ltd. Class H	455,000	242,027

Country Garden Services Holdings Co., Ltd.	40,000	115,315

Dali Foods Group Co., Ltd.(a)	268,500	164,743

Daqin Railway Co., Ltd. Class A	48,700	51,781

ENN Energy Holdings Ltd.	10,900	112,762

Guangdong Investment Ltd.	72,000	140,888

Huadian Power International Corp., Ltd. Class H	316,000	120,121

Huaneng Power International, Inc. Class H	270,000	129,844

Huaneng Renewables Corp., Ltd. Class H	352,000	119,887

Jiangsu Expressway Co., Ltd. Class H	140,000	177,871

Kunlun Energy Co., Ltd.	158,000	136,044

Li Ning Co., Ltd.	67,100	192,585

Longfor Group Holdings Ltd.(a)	41,000	153,239

Maanshan Iron & Steel Co., Ltd. Class H	400,000	150,522

Shanghai 2345 Network Holding Group Co., Ltd. Class A	157,000	72,799

Shanghai Pudong Development Bank Co., Ltd. Class A	69,100	114,612

Shui On Land Ltd.	833,500	165,862

Tingyi Cayman Islands Holding Corp.	88,000	123,928

Uni-President China Holdings Ltd.	119,000	128,421

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	20,400	51,526

Xiamen C & D, Inc. Class A	24,700	30,103

Yuexiu Property Co., Ltd.	752,700	163,225

Zhongsheng Group Holdings Ltd.	60,000	189,428

Total China		6,462,238

Czech Republic – 0.6%

Moneta Money Bank AS(a)	44,501	137,092

Hungary – 0.8%

MOL Hungarian Oil & Gas PLC	19,658	184,903

India – 9.7%

Bajaj Auto Ltd.	3,195	132,626

Bharti Infratel Ltd.	29,011	105,329

Coal India Ltd.	65,161	183,754

Container Corp. of India Ltd.	6,711	57,267

Dabur India Ltd.	7,471	47,149

Dr. Reddy’s Laboratories Ltd.	911	34,737

Dr. Reddy’s Laboratories Ltd. ADR	828	31,373

GAIL India Ltd.	12,231	23,213

Godrej Consumer Products Ltd.	5,467	53,020

HCL Technologies Ltd.	10,792	164,555

Hindustan Unilever Ltd.	2,598	72,657

ICICI Lombard General Insurance Co., Ltd.(a)	6,530	111,478

Infosys Ltd.	2,218	25,215

Infosys Ltd. ADR	12,605	143,319

Mahindra & Mahindra Financial Services Ltd.	16,128	74,645

Marico Ltd.	11,315	62,946

Nestle India Ltd.	349	68,401

Petronet LNG Ltd.	48,529	177,972

Pidilite Industries Ltd.	2,575	52,458

Power Grid Corp. of India Ltd.	13,879	38,982

Shriram Transport Finance Co., Ltd.	5,567	84,131

Tata Consultancy Services Ltd.	5,548	164,345

Tata Steel Ltd.	5,047	25,673

Tech Mahindra Ltd.	17,532	176,758

United Spirits Ltd.*	3,740	35,200

Wipro Ltd.	26,425	89,415

Wipro Ltd. ADR	20,500	74,825

Total India		2,311,443

Indonesia – 2.4%

Adaro Energy Tbk PT	1,367,300	124,256

Bank Negara Indonesia Persero Tbk PT	197,200	102,108

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2019

Investments	Shares	Value

Gudang Garam Tbk PT	10,600	$39,111

Hanjaya Mandala Sampoerna Tbk PT	187,400	30,232

Indofood CBP Sukses Makmur Tbk PT	71,300	60,400

Indofood Sukses Makmur Tbk PT	61,700	33,469

Perusahaan Gas Negara Tbk PT	177,000	26,185

Telekomunikasi Indonesia Persero Tbk PT	384,000	116,593

Unilever Indonesia Tbk PT	14,400	47,172

Total Indonesia		579,526

Malaysia – 3.7%

AMMB Holdings Bhd	122,300	120,927

British American Tobacco Malaysia Bhd	5,500	24,879

Fraser & Neave Holdings Bhd	6,700	55,847

Genting Malaysia Bhd	94,100	68,097

Malaysia Airports Holdings Bhd	22,700	46,896

MISC Bhd	27,600	51,416

Nestle Malaysia Bhd	1,800	62,637

Petronas Chemicals Group Bhd	32,500	58,526

Petronas Dagangan Bhd	32,900	185,441

Petronas Gas Bhd	8,000	31,297

RHB Bank Bhd	99,200	133,625

Westports Holdings Bhd	49,700	49,024

Total Malaysia		888,612

Mexico – 4.1%

Alfa S.A.B. de C.V. Class A	60,636	53,222

America Movil S.A.B. de C.V. Series L	186,161	138,037

Arca Continental S.A.B. de C.V.	15,100	81,580

Coca-Cola Femsa S.A.B. de C.V. UNIT	13,400	81,503

El Puerto de Liverpool S.A.B. de C.V. Class C1	23,200	127,057

Fomento Economico Mexicano S.A.B. de C.V.	9,100	83,446

Gruma S.A.B. de C.V. Class B	8,473	86,661

Grupo Bimbo S.A.B. de C.V. Series A	35,220	64,200

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	35,400	71,055

Megacable Holdings S.A.B. de C.V. Series CPO	35,355	142,305

Wal-Mart de Mexico S.A.B. de C.V.	19,700	58,350

Total Mexico		987,416

Philippines – 3.3%

Aboitiz Power Corp.	38,600	28,561

Ayala Corp.	3,780	64,507

BDO Unibank, Inc.	41,210	113,699

Globe Telecom, Inc.	3,050	107,688

International Container Terminal Services, Inc.	16,010	37,191

Manila Electric Co.	5,870	41,904

Megaworld Corp.	407,900	34,392

Metro Pacific Investments Corp.	1,137,000	109,247

Metropolitan Bank & Trust Co.	90,210	119,050

PLDT, Inc.	4,745	103,634

Robinsons Land Corp.	61,400	29,024

Total Philippines		788,897

Poland – 1.5%

Cyfrowy Polsat S.A.	17,335	114,237

Powszechna Kasa Oszczednosci Bank Polski S.A.	11,594	113,709

Powszechny Zaklad Ubezpieczen S.A.	13,981	130,354

Total Poland		358,300

Russia – 5.9%

Gazprom PJSC ADR	27,167	187,561

Lukoil PJSC ADR	2,636	218,103

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	10,460	81,065

MMC Norilsk Nickel PJSC ADR	3,688	94,413

Novolipetsk Steel PJSC GDR Reg S	4,042	87,792

PhosAgro PJSC GDR Reg S	7,603	97,090

Polyus PJSC GDR Reg S	1,577	91,072

Rosneft Oil Co. PJSC GDR Reg S	33,109	212,427

Sberbank of Russia PJSC ADR	9,079	128,695

VTB Bank PJSC GDR Reg S	113,953	147,569

X5 Retail Group N.V. GDR Reg S	1,764	61,705

Total Russia		1,407,492

Singapore – 0.7%

BOC Aviation Ltd.(a)	19,200	177,197

South Africa – 0.7%

Anglo American Platinum Ltd.	418	25,170

AngloGold Ashanti Ltd.	1,189	22,278

Gold Fields Ltd.	4,812	24,158

MTN Group Ltd.	9,520	60,463

Pick n Pay Stores Ltd.	8,714	34,218

Total South Africa		166,287

South Korea – 6.7%

BGF Retail Co., Ltd.	329	54,185

Cheil Worldwide, Inc.	6,843	141,877

Doosan Bobcat, Inc.	2,323	68,749

Fila Korea Ltd.	1,861	90,082

HDC Hyundai Development Co-Engineering & Construction	1,103	30,292

Hyundai Glovis Co., Ltd.	375	48,907

Kangwon Land, Inc.	6,221	153,685

Kia Motors Corp.	3,667	139,795

Korea Zinc Co., Ltd.	202	75,656

KT&G Corp.	1,124	99,136

LG Uplus Corp.	12,902	147,233

NCSoft Corp.	290	126,314

S-1 Corp.	1,122	92,019

Samsung Engineering Co., Ltd.*	3,913	54,958

SK Telecom Co., Ltd.	818	165,152

Woongjin Coway Co., Ltd.	1,545	109,273

Total South Korea		1,597,313

Taiwan – 12.5%

Advantech Co., Ltd.	19,000	167,190

Asia Cement Corp.	39,000	54,431

Chailease Holding Co., Ltd.	27,870	112,290

Chicony Electronics Co., Ltd.	59,000	173,818

Chunghwa Telecom Co., Ltd.	39,000	139,535

Eclat Textile Co., Ltd.	9,000	120,679

Eva Airways Corp.	166,713	73,350

Feng TAY Enterprise Co., Ltd.	14,200	101,839

Giant Manufacturing Co., Ltd.	13,000	88,414

Lite-On Technology Corp.	110,000	174,797

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2019

Investments	Shares	Value

Nanya Technology Corp.	46,000	$119,357

Pou Chen Corp.	106,000	135,812

Powertech Technology, Inc.	56,000	157,398

Realtek Semiconductor Corp.	16,000	118,616

Shanghai Commercial & Savings Bank Ltd. (The)	69,000	115,873

Standard Foods Corp.	37,000	74,061

Synnex Technology International Corp.	146,000	170,826

Taiwan Business Bank	345,650	142,050

Taiwan Cement Corp.	48,557	62,057

Taiwan High Speed Rail Corp.	52,000	59,166

Taiwan Mobile Co., Ltd.	40,000	144,402

Uni-President Enterprises Corp.	26,000	62,686

Wistron Corp.	203,000	163,908

Yuanta Financial Holding Co., Ltd.	229,000	136,553

Zhen Ding Technology Holding Ltd.	34,000	121,646

Total Taiwan		2,990,754

Thailand – 7.8%

Advanced Info Service PCL NVDR	19,100	137,388

Airports of Thailand PCL NVDR	27,800	67,943

Bangkok Bank PCL NVDR	25,400	144,087

Bangkok Dusit Medical Services PCL NVDR	93,100	73,664

Berli Jucker PCL NVDR	32,300	55,708

Charoen Pokphand Foods PCL NVDR	79,400	68,146

CP ALL PCL NVDR	25,600	68,007

Electricity Generating PCL NVDR	4,100	48,125

Home Product Center PCL NVDR	241,500	135,022

Kasikornbank PCL NVDR	28,500	145,831

Krung Thai Bank PCL NVDR	263,000	147,903

Muangthai Capital PCL NVDR	50,800	94,674

PTT Exploration & Production PCL NVDR	44,700	176,842

Ratch Group PCL NVDR	17,600	41,144

Robinson PCL NVDR	60,500	126,103

Siam Commercial Bank PCL (The) NVDR	36,700	141,592

Thai Union Group PCL NVDR	120,700	65,905

TMB Bank PCL NVDR	2,661,100	136,601

Total Thailand		1,874,685

Turkey – 2.7%

BIM Birlesik Magazalar AS	8,555	74,422

Eregli Demir ve Celik Fabrikalari T.A.S.	43,391	52,639

KOC Holding AS	22,284	74,629

TAV Havalimanlari Holding AS	12,377	51,731

Turk Hava Yollari AO*	19,140	41,965

Turkcell Iletisim Hizmetleri AS	51,783	119,312

Turkiye Garanti Bankasi AS*	62,656	113,294

Turkiye Is Bankasi AS Group C*	105,223	116,842

Total Turkey		644,834
TOTAL COMMON STOCKS (Cost: $24,032,264)		23,858,279

RIGHTS – 0.0%

Thailand – 0.0%

TMB Bank PCL, expiring 11/26/19*
(Cost: $0)	1,842,187	10,239

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $24,032,264)		23,868,518

Other Assets less Liabilities – 0.3%		62,613

NET ASSETS – 100.0%		$23,931,131
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Bank of America N.A.	10/9/2019	142,587	BRL	34,153	USD	$62		$—
Citibank N.A.	10/1/2019	609	PLN	152	USD	0	*	—
Citibank N.A.	10/9/2019	2,295,817	USD	9,605,238	BRL	—		(9,008)
Morgan Stanley & Co. International	10/3/2019	2,088	USD	16,369	HKD	0	*	—
Morgan Stanley & Co. International	10/9/2019	141,923	USD	3,327,024	CZK	1,414		—
Morgan Stanley & Co. International	10/9/2019	200,305	USD	60,065,761	HUF	4,735		—
State Street Bank and Trust	10/2/2019	1,559	USD	6,478	BRL	3		—
						$6,214		$(9,008)
*	Amount represents less than $1.

CURRENCY LEGEND
BRL	Brazilian real
CZK	Czech koruna
HKD	Hong Kong dollar
HUF	Hungary forint
PLN	Polish zloty
USD	U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 4.9%

Banco do Brasil S.A.	18,871	$206,089

Banco Santander Brasil S.A.	18,453	200,815

Bradespar S.A. (Preference Shares)	16,432	124,500

Braskem S.A. Class A, (Preference Shares)*	11,398	88,986

Itau Unibanco Holding S.A. (Preference Shares)	51,870	436,214

Lojas Renner S.A.	26,859	325,437

Magazine Luiza S.A.	41,852	372,161

Multiplan Empreendimentos Imobiliarios S.A.	35,520	246,015

Odontoprev S.A.	51,665	200,438

Porto Seguro S.A.	13,675	193,336

Raia Drogasil S.A.	11,888	273,441

Sao Martinho S.A.	36,331	165,284

SLC Agricola S.A.	33,214	142,651

YDUQS Part	32,486	281,388

Total Brazil		3,256,755

Chile – 1.5%

Cia Cervecerias Unidas S.A.	16,932	189,387

Colbun S.A.	852,941	154,037

Embotelladora Andina S.A. Class B, (Preference Shares)	52,040	174,371

Empresas CMPC S.A.	41,839	97,443

Latam Airlines Group S.A.	21,297	235,722

SONDA S.A.	116,813	142,767

Total Chile		993,727

China – 33.3%

AAC Technologies Holdings, Inc.	31,500	166,754

Agile Group Holdings Ltd.	168,000	204,016

Agricultural Bank of China Ltd. Class H	576,000	225,568

Air China Ltd. Class H	226,000	198,918

Anhui Conch Cement Co., Ltd. Class A	25,600	148,255

Anhui Conch Cement Co., Ltd. Class H	32,000	190,015

ANTA Sports Products Ltd.	61,000	504,611

Anxin Trust Co., Ltd. Class A*	162,100	106,955

BAIC Motor Corp., Ltd. Class H(a)	350,500	216,397

Bank of China Ltd. Class H	996,000	391,316

Beijing Capital International Airport Co., Ltd. Class H	194,000	165,556

BYD Electronic International Co., Ltd.(b)	157,500	235,866

China Cinda Asset Management Co., Ltd. Class H	825,000	162,066

China CITIC Bank Corp., Ltd. Class H	346,000	184,489

China Gas Holdings Ltd.	77,400	299,158

China International Travel Service Corp., Ltd. Class A	16,800	219,014

China Jinmao Holdings Group Ltd.	496,000	284,083

China Longyuan Power Group Corp., Ltd. Class H	259,000	145,368

China Medical System Holdings Ltd.	197,000	234,207

China Mobile Ltd.	68,500	566,654

China National Building Material Co., Ltd. Class H	188,000	168,829

China Petroleum & Chemical Corp. Class H	456,000	271,062

China Railway Construction Corp., Ltd. Class H	160,000	174,911

China Resources Beer Holdings Co., Ltd.	68,000	360,410

China Resources Cement Holdings Ltd.	154,000	154,405

China Resources Gas Group Ltd.	52,000	257,035

China Shenhua Energy Co., Ltd. Class H	117,500	235,917

China Southern Airlines Co., Ltd. Class H(b)	332,000	201,163

China Yangtze Power Co., Ltd. Class A	60,300	153,994

China ZhengTong Auto Services Holdings Ltd.(b)	322,500	92,973

Country Garden Holdings Co., Ltd.	261,000	330,603

CRRC Corp., Ltd. Class H	226,000	157,693

CSPC Pharmaceutical Group Ltd.	162,000	325,265

Dongyue Group Ltd.	231,000	108,142

Fufeng Group Ltd.*(b)	299,000	136,925

Future Land Development Holdings Ltd.*(b)	368,000	321,086

Fuyao Glass Industry Group Co., Ltd. Class H(a)	61,600	170,906

Ganfeng Lithium Co., Ltd. Class A	28,000	88,490

Geely Automobile Holdings Ltd.(b)	169,000	286,718

Gree Electric Appliances, Inc. of Zhuhai Class A	22,200	178,200

Greenland Holdings Corp., Ltd. Class A	130,600	129,166

Greentown Service Group Co., Ltd.(b)	282,000	276,985

Guangzhou Automobile Group Co., Ltd. Class H	222,400	212,771

Haier Electronics Group Co., Ltd.	98,000	255,645

Haitian International Holdings Ltd.	108,000	221,252

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	45,400	205,427

Hangzhou Robam Appliances Co., Ltd. Class A	32,200	118,634

Huadong Medicine Co., Ltd. Class A	21,440	78,691

Huaneng Renewables Corp., Ltd. Class H	736,000	250,672

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	33,900	135,440

Jiangsu Expressway Co., Ltd. Class H	156,000	198,199

Jiangsu Hengrui Medicine Co., Ltd. Class A	19,800	223,785

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,600	110,725

Jinke Properties Group Co., Ltd. Class A	135,200	124,245

Kingboard Holdings Ltd.	73,500	194,546

Kingboard Laminates Holdings Ltd.	220,500	198,859

Kunlun Energy Co., Ltd.	196,000	168,763

Kweichow Moutai Co., Ltd. Class A	3,200	515,522

Lee & Man Paper Manufacturing Ltd.	192,000	103,845

Logan Property Holdings Co., Ltd.	252,000	358,742

Longfor Group Holdings Ltd.(a)	108,500	405,522

LONGi Green Energy Technology Co., Ltd. Class A	68,900	253,173

New China Life Insurance Co., Ltd. Class H	42,500	168,061

Nexteer Automotive Group Ltd.	159,000	131,226

Ping An Insurance Group Co. of China Ltd. Class A	27,200	331,655

Ping An Insurance Group Co. of China Ltd. Class H	69,000	792,593

RiseSun Real Estate Development Co., Ltd. Class A	108,500	125,852

Shanghai 2345 Network Holding Group Co., Ltd. Class A	212,160	98,376

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,100	206,856

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	157,200	88,968

Shenzhou International Group Holdings Ltd.	28,100	367,048

Sihuan Pharmaceutical Holdings Group Ltd.	966,000	146,636

Silergy Corp.	16,000	396,590

Sinopec Shanghai Petrochemical Co., Ltd. Class A	107,700	62,915

Sinopec Shanghai Petrochemical Co., Ltd. Class H	400,000	116,335

SSY Group Ltd.	226,000	178,738

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2019

Investments	Shares	Value

Sunac China Holdings Ltd.	100,000	$401,816

Sunny Optical Technology Group Co., Ltd.	25,400	373,253

Tencent Holdings Ltd.	58,500	2,464,053

Uni-President China Holdings Ltd.	237,000	255,762

Weichai Power Co., Ltd. Class A	93,500	146,962

Weichai Power Co., Ltd. Class H	246,000	354,593

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	73,200	184,887

Xinyi Solar Holdings Ltd.	600,612	360,088

Zhejiang Dahua Technology Co., Ltd. Class A	54,800	132,578

Zhongsheng Group Holdings Ltd.	117,500	370,963

Total China		22,021,406

Hong Kong – 0.3%

China Water Affairs Group Ltd.(b)	226,000	175,567

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	21,642	203,565

India – 12.7%

Adani Ports & Special Economic Zone Ltd.	43,369	253,322

AIA Engineering Ltd.	9,371	235,905

Asian Paints Ltd.	9,184	228,360

Aurobindo Pharma Ltd.	18,782	156,100

Bajaj Auto Ltd.	6,105	253,422

Balkrishna Industries Ltd.	15,014	164,453

Bharat Forge Ltd.	24,899	156,820

Britannia Industries Ltd.	5,064	210,377

Container Corp. of India Ltd.	26,242	223,933

Eicher Motors Ltd.	745	186,755

GAIL India Ltd.	92,702	175,937

Godrej Consumer Products Ltd.	26,474	256,750

Hindustan Unilever Ltd.	13,090	366,081

Info Edge India Ltd.	11,427	325,893

Infosys Ltd.	53,287	605,777

InterGlobe Aviation Ltd.(a)	15,321	408,520

JSW Steel Ltd.	40,039	129,916

Larsen & Toubro Infotech Ltd.(a)	8,696	185,439

Marico Ltd.	44,643	248,353

Maruti Suzuki India Ltd.	3,172	300,591

Motherson Sumi Systems Ltd.	83,067	123,014

Mphasis Ltd.	12,892	174,091

Natco Pharma Ltd.	22,069	181,223

Nestle India Ltd.	1,827	358,076

Page Industries Ltd.	634	201,447

Petronet LNG Ltd.	78,514	287,938

Pidilite Industries Ltd.	13,065	266,162

Power Grid Corp. of India Ltd.	83,304	233,977

Reliance Industries Ltd.	38,315	720,277

Sun Pharmaceutical Industries Ltd.	28,287	155,447

Titan Co., Ltd.	20,995	377,143

UPL Ltd.	29,671	252,859

Total India		8,404,358

Indonesia – 2.3%

Adaro Energy Tbk PT	1,873,700	170,276

Bank Central Asia Tbk PT	187,200	400,248

Bank Danamon Indonesia Tbk PT	368,600	123,343

Bank Mandiri Persero Tbk PT	566,100	278,165

Gudang Garam Tbk PT	40,100	147,956

Kalbe Farma Tbk PT	2,487,631	293,539

United Tractors Tbk PT	92,700	134,364

Total Indonesia		1,547,891

Malaysia – 2.5%

CIMB Group Holdings Bhd	152,300	182,964

Hartalega Holdings Bhd	147,000	184,321

Inari Amertron Bhd	395,875	172,078

IOI Corp. Bhd	174,700	184,839

Malaysia Airports Holdings Bhd	97,700	201,840

My EG Services Bhd	789,050	263,833

Petronas Chemicals Group Bhd	78,400	141,184

Petronas Dagangan Bhd	29,500	166,277

Press Metal Aluminium Holdings Bhd	111,400	126,645

Total Malaysia		1,623,981

Mexico – 2.2%

Bolsa Mexicana de Valores S.A.B. de C.V.	115,358	216,822

Fomento Economico Mexicano S.A.B. de C.V.	36,125	331,262

Gruma S.A.B. de C.V. Class B	17,812	182,180

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	24,286	233,586

Grupo Financiero Inbursa S.A.B. de C.V. Class O	160,298	203,782

Grupo Mexico S.A.B. de C.V. Series B	79,122	184,901

Industrias Penoles S.A.B. de C.V.	9,343	124,297

Total Mexico		1,476,830

Philippines – 1.0%

International Container Terminal Services, Inc.	103,840	241,218

Jollibee Foods Corp.	40,860	175,013

SM Prime Holdings, Inc.	338,600	243,024

Total Philippines		659,255

Poland – 0.4%

Polski Koncern Naftowy Orlen S.A.	10,201	251,135

Russia – 3.5%

Lukoil PJSC ADR	6,377	527,633

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	17,734	137,439

Novatek PJSC GDR Reg S	1,794	363,823

Novolipetsk Steel PJSC GDR Reg S	7,417	161,097

Sberbank of Russia PJSC ADR	44,164	626,025

Severstal PJSC GDR Reg S	9,043	129,767

Tatneft PJSC ADR	5,564	353,314

Total Russia		2,299,098

Singapore – 0.2%

IGG, Inc.	230,000	143,174

South Africa – 3.9%

African Rainbow Minerals Ltd.	17,371	161,240

AVI Ltd.	28,234	153,194

Capitec Bank Holdings Ltd.	3,376	286,654

Clicks Group Ltd.	18,150	257,350

Foschini Group Ltd. (The)	18,217	196,389

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2019

Investments	Shares	Value

KAP Industrial Holdings Ltd.	338,548	$105,611

Mr. Price Group Ltd.	13,203	137,799

Pick n Pay Stores Ltd.	46,477	182,506

PSG Group Ltd.	12,628	175,863

Shoprite Holdings Ltd.	16,892	136,629

SPAR Group Ltd. (The)	15,501	195,274

Standard Bank Group Ltd.	27,522	317,086

Tiger Brands Ltd.	10,947	152,020

Truworths International Ltd.	35,705	124,806

Total South Africa		2,582,421

South Korea – 11.6%

CJ ENM Co., Ltd.	953	134,965

Daelim Industrial Co., Ltd.	3,160	274,748

Douzone Bizon Co., Ltd.	5,049	276,056

E-Mart, Inc.	1,085	102,500

GS Holdings Corp.	4,189	176,154

Hana Financial Group, Inc.	7,461	219,872

Hotel Shilla Co., Ltd.	3,066	220,950

KIWOOM Securities Co., Ltd.	3,616	205,264

Koh Young Technology, Inc.	2,010	149,387

Korea Investment Holdings Co., Ltd.	3,687	232,104

Kumho Petrochemical Co., Ltd.	1,961	117,383

LG Household & Health Care Ltd.	297	324,524

LG Household & Health Care Ltd. (Preference Shares)	332	213,996

LG Uplus Corp.	13,396	152,870

Lotte Chemical Corp.	798	157,445

LOTTE Fine Chemical Co., Ltd.	4,217	160,762

Medy-Tox, Inc.	484	145,708

Meritz Fire & Marine Insurance Co., Ltd.	11,552	184,461

NAVER Corp.	2,743	360,031

NCSoft Corp.	811	353,242

POSCO Chemical Co., Ltd.	2,110	77,880

S-1 Corp.	2,357	193,305

S-Oil Corp.	2,052	170,521

Samsung Electronics Co., Ltd.	47,654	1,954,127

Samsung SDS Co., Ltd.	1,481	235,865

SK Hynix, Inc.	7,784	534,920

Ssangyong Cement Industrial Co., Ltd.	30,502	155,806

Woongjin Coway Co., Ltd.	2,898	204,967

Total South Korea		7,689,813

Taiwan – 12.5%

Accton Technology Corp.	77,000	405,792

AU Optronics Corp.	576,000	145,928

Chailease Holding Co., Ltd.	72,100	290,496

China Steel Corp.	237,000	175,700

Chroma ATE, Inc.	52,000	246,386

CTBC Financial Holding Co., Ltd.	413,000	274,228

Feng TAY Enterprise Co., Ltd.	41,648	298,689

Formosa Chemicals & Fibre Corp.	65,000	181,647

Global Unichip Corp.	27,000	217,570

Gourmet Master Co., Ltd.	31,000	142,887

Hota Industrial Manufacturing Co., Ltd.	45,383	167,492

Investments	Shares		Value

Lien Hwa Industrial Holdings Corp.	182,700		$198,456

Micro-Star International Co., Ltd.	85,000		247,401

Nan Ya Plastics Corp.	91,000		204,442

Nien Made Enterprise Co., Ltd.	33,000		289,320

Parade Technologies Ltd.	17,000		295,895

President Chain Store Corp.	22,000		205,644

Realtek Semiconductor Corp.	55,000		407,742

Taiwan Semiconductor Manufacturing Co., Ltd.	250,291		2,194,367

TCI Co., Ltd.	21,830		219,887

Uni-President Enterprises Corp.	116,000		279,676

Vanguard International Semiconductor Corp.	106,000		214,224

Win Semiconductors Corp.	50,000		448,839

Winbond Electronics Corp.	574,000		330,252

Yageo Corp.	20,000		158,907

Total Taiwan			8,241,867

Thailand – 4.9%

Airports of Thailand PCL NVDR	138,700		338,984

Bangkok Chain Hospital PCL NVDR	344,400		177,915

Beauty Community PCL NVDR	579,600		45,481

Central Pattana PCL NVDR	100,400		223,220

CP ALL PCL NVDR	128,417		341,144

Energy Absolute PCL NVDR	157,800		247,651

Home Product Center PCL NVDR	513,000		286,817

Indorama Ventures PCL NVDR	93,000		98,823

IRPC PCL NVDR	1,276,400		153,577

PTT Global Chemical PCL NVDR	79,500		139,713

PTT PCL NVDR	212,700		321,640

Siam Global House PCL NVDR	302,255		153,178

Thai Oil PCL NVDR	86,100		196,354

Tisco Financial Group PCL NVDR	84,300		282,516

WHA Corp. PCL NVDR	1,414,700		220,172

Total Thailand			3,227,185

Turkey – 1.8%

BIM Birlesik Magazalar AS	29,921		260,288

Eregli Demir ve Celik Fabrikalari T.A.S.	97,422		118,187

Ford Otomotiv Sanayi AS	19,627		206,472

Haci Omer Sabanci Holding AS	146,904		248,981

TAV Havalimanlari Holding AS	37,354		156,124

Tekfen Holding AS	56,082		190,102

Total Turkey			1,180,154
TOTAL COMMON STOCKS (Cost: $60,118,791)			65,978,182

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 8.00%, 8/28/22
(Cost: $2,168)	151,920	INR	2,188

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2019

	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%

United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $849,962)(d)	849,962	$849,962

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $60,970,921)		66,830,332

Other Assets less Liabilities – (1.1)%		(750,492)

NET ASSETS – 100.0%		$66,079,840
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,386,512 and the total market value of the collateral held by the Fund was $1,484,705. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $634,743.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.2%

Brazil – 8.4%

AES Tiete Energia S.A.	1,060,858	$3,107,137

Alupar Investimento S.A.	284,331	1,726,300

Arezzo Industria e Comercio S.A.	116,203	1,381,469

Camil Alimentos S.A.	432,495	697,740

Cia de Locacao das Americas	98,881	1,203,550

Cia de Saneamento de Minas Gerais-COPASA	424,580	6,930,233

Cia de Saneamento do Parana	499,569	10,098,360

Cia Hering	586,601	4,889,515

Cia Paranaense de Energia	87,061	1,068,041

CVC Brasil Operadora e Agencia de Viagens S.A.	89,087	1,194,485

Duratex S.A.	277,248	841,981

EcoRodovias Infraestrutura e Logistica S.A.	1,113,692	3,769,880

EDP – Energias do Brasil S.A.	1,168,632	5,498,917

Ez Tec Empreendimentos e Participacoes S.A.	679,624	5,906,368

Fleury S.A.	734,428	4,658,277

Grendene S.A.	835,301	1,750,655

Guararapes Confeccoes S.A.	136,149	666,461

Iguatemi Empresa de Shopping Centers S.A.	157,886	1,801,585

Instituto Hermes Pardini S.A.	133,040	763,350

Iochpe Maxion S.A.	419,934	1,933,628

Linx S.A.	186,093	1,444,819

Mahle-Metal Leve S.A.	193,772	1,103,906

MRV Engenharia e Participacoes S.A.	1,450,287	6,141,803

Odontoprev S.A.	464,980	1,803,927

Qualicorp Consultoria e Corretora de Seguros S.A.	1,905,562	14,227,440

Sao Martinho S.A.	596,499	2,713,702

Ser Educacional S.A.(a)	157,260	844,932

SLC Agricola S.A.	344,701	1,480,458

Smiles Fidelidade S.A.	370,670	3,381,538

Sul America S.A.	540,730	6,193,458

Tegma Gestao Logistica S.A.	166,813	1,253,480

TOTVS S.A.	164,901	2,285,827

Transmissora Alianca de Energia Eletrica S.A.	3,207,736	22,178,614

Tupy S.A.	404,191	1,741,784

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	183,079	607,421

Via Varejo S.A.*	283,093	538,267

Wiz Solucoes e Corretagem de Seguros S.A.	622,830	1,667,200

YDUQS Part	406,381	3,520,004

Total Brazil		133,016,512

Chile – 1.5%

CAP S.A.	290,783	2,535,649

Empresas Lipigas S.A.	193,254	1,372,036

Engie Energia Chile S.A.	788,262	1,396,390

Grupo Security S.A.	3,667,032	1,263,964

Inversiones Aguas Metropolitanas S.A.	2,953,156	4,136,499

Inversiones La Construccion S.A.	192,227	2,969,705

Parque Arauco S.A.	1,440,414	4,114,310

Ripley Corp. S.A.	1,720,256	1,229,590

Salfacorp S.A.	518,469	513,332

Sociedad Matriz SAAM S.A.	17,685,858	1,542,219

SONDA S.A.	1,619,038	1,978,761

Vina Concha y Toro S.A.	805,400	1,602,604

Total Chile		24,655,059

China – 20.9%

Anhui Anke Biotechnology Group Co., Ltd. Class A	536,725	1,133,089

Anhui Expressway Co., Ltd. Class H	2,737,666	1,529,578

Anhui Yingjia Distillery Co., Ltd. Class A	414,300	1,266,974

Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,035,700	1,256,467

Asia Cement China Holdings Corp.	999,000	1,202,970

Ausnutria Dairy Corp., Ltd.*(b)	1,796,000	2,345,975

BAIC Motor Corp., Ltd. Class H(a)	3,326,000	2,053,453

Bank of Chongqing Co., Ltd. Class H	2,519,500	1,398,044

Beijing Capital International Airport Co., Ltd. Class H	4,726,000	4,033,082

Beijing Capital Land Ltd. Class H(b)	7,858,000	2,596,145

Beijing Dahao Technology Corp., Ltd. Class A	354,402	430,938

Beijing Jingneng Clean Energy Co., Ltd. Class H	9,196,000	1,524,964

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	341,000	514,149

CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1

Central China Real Estate Ltd.	4,111,000	1,746,260

CGN New Energy Holdings Co., Ltd.*(a)	3,050,000	330,701

Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	137,260	1,483,471

Chaowei Power Holdings Ltd.(b)	1,135,000	416,971

Chengdu Xingrong Environment Co., Ltd. Class A	1,551,900	1,041,354

China Agri-Industries Holdings Ltd.	3,654,000	1,188,573

China Aoyuan Group Ltd.	8,281,000	9,380,218

China BlueChemical Ltd. Class H	4,330,000	1,043,919

China Communications Services Corp., Ltd. Class H	4,822,000	2,731,036

China Datang Corp. Renewable Power Co., Ltd. Class H	5,277,000	511,585

China Everbright Greentech Ltd.(a)	1,444,000	839,942

China Harmony New Energy Auto Holding Ltd.(b)	3,006,000	996,964

China High Speed Transmission Equipment Group Co., Ltd.(b)	981,000	601,910

China Lesso Group Holdings Ltd.	6,731,000	6,370,898

China Lilang Ltd.	3,158,000	2,513,703

China Maple Leaf Educational Systems Ltd.(b)	3,402,000	1,071,886

China Meidong Auto Holdings Ltd.*	1,404,000	1,253,667

China New Higher Education Group Ltd.(a)(b)	683,000	268,342

China Overseas Grand Oceans Group Ltd.	3,887,000	1,765,150

China Overseas Property Holdings Ltd.	2,415,000	1,192,189

China Power International Development Ltd.	24,053,000	5,001,198

China Railway Signal & Communication Corp., Ltd. Class H(a)	4,609,000	2,851,449

China Reinsurance Group Corp. Class H	22,607,000	3,662,384

China Resources Medical Holdings Co., Ltd.(b)	1,174,500	708,649

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

China Sanjiang Fine Chemicals Co., Ltd.	5,093,000	$851,064

China SCE Group Holdings Ltd.	12,826,000	5,906,302

China Shineway Pharmaceutical Group Ltd.	998,000	870,771

China South City Holdings Ltd.	18,370,000	2,179,261

China Suntien Green Energy Corp., Ltd. Class H	9,610,000	2,635,597

China Tian Lun Gas Holdings Ltd.(b)	661,000	629,853

China Yongda Automobiles Services Holdings Ltd.(b)	5,961,500	4,920,135

China Yuhua Education Corp., Ltd.(a)(b)	2,852,000	1,437,023

China ZhengTong Auto Services Holdings Ltd.(b)	5,321,000	1,533,977

Chinasoft International Ltd.*(b)	746,000	329,255

Chinese Universe Publishing and Media Group Co., Ltd. Class A	1,466,200	2,682,474

Chongqing Rural Commercial Bank Co., Ltd. Class H	13,576,000	7,221,461

Chow Tai Seng Jewellery Co., Ltd. Class A	176,100	511,890

CIMC Enric Holdings Ltd.	682,000	392,354

CITIC Guoan Information Industry Co., Ltd. Class A*	2,268,800	1,147,368

CITIC Resources Holdings Ltd.	8,662,000	535,892

CITIC Telecom International Holdings Ltd.	9,137,000	3,321,740

CMST Development Co., Ltd. Class A	616,000	427,155

Cogobuy Group*(a)(b)	1,391,000	250,186

Colour Life Services Group Co., Ltd.*(b)	1,541,000	768,593

Consun Pharmaceutical Group Ltd.	1,156,000	638,503

COSCO Shipping Energy Transportation Co., Ltd. Class H	1,582,000	700,250

CPMC Holdings Ltd.(b)	3,266,000	1,312,333

CT Environmental Group Ltd.*†	6,050,000	262,393

Dah Chong Hong Holdings Ltd.	4,618,000	1,460,908

Dalian Port PDA Co., Ltd. Class A	2,773,600	784,864

Dongyue Group Ltd.	4,925,000	2,305,629

Dr Peng Telecom & Media Group Co., Ltd. Class A*	1,368,500	1,276,786

Elion Clean Energy Co., Ltd. Class A	814,600	488,413

Eternal Asia Supply Chain Management Ltd. Class A	955,900	555,725

Fantasia Holdings Group Co., Ltd.*	12,055,500	1,860,749

Fu Shou Yuan International Group Ltd.	1,156,000	1,021,900

Fufeng Group Ltd.*(b)	4,988,000	2,284,221

Fujian Funeng Co., Ltd. Class A	635,536	762,992

Goodbaby International Holdings Ltd.*	1,900,000	285,991

Greatview Aseptic Packaging Co., Ltd.	3,490,000	1,713,970

Greenland Hong Kong Holdings Ltd.	5,914,000	2,021,777

Greentown China Holdings Ltd.(b)	2,608,500	2,112,914

Greentown Service Group Co., Ltd.(b)	1,390,000	1,365,283

GRG Banking Equipment Co., Ltd. Class A	1,908,482	2,304,594

Guangdong Provincial Expressway Development Co., Ltd. Class A	1,419,200	1,534,829

Guangdong Tapai Group Co., Ltd. Class A	1,069,400	1,441,167

Guangzhou R&F Properties Co., Ltd. Class H	10,591,600	16,023,723

Guorui Properties Ltd.	3,237,000	623,501

Guotai Junan International Holdings Ltd.(b)	19,064,000	3,234,319

Guoxuan High-Tech Co., Ltd. Class A	348,600	610,919

Haisco Pharmaceutical Group Co., Ltd. Class A	331,200	841,641

Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	1,772,100	948,311

Hefei Meiya Optoelectronic Technology, Inc. Class A	500,500	2,321,466

Henan Senyuan Electric Co., Ltd. Class A	312,200	326,703

Hisense Electric Co., Ltd. Class A	1,063,100	1,209,287

Hisense Home Appliances Group Co., Ltd. Class H	2,868,000	2,754,808

Hopson Development Holdings Ltd.	3,274,000	3,274,251

Huabao International Holdings Ltd.	5,570,000	2,039,174

Huadian Fuxin Energy Corp., Ltd. Class H	8,306,000	1,451,542

Huafa Industrial Co., Ltd. Zhuhai Class A	4,151,700	4,088,654

Huaneng Renewables Corp., Ltd. Class H	10,792,000	3,675,618

Huayi Brothers Media Corp. Class A*	656,000	434,674

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A*	1,094,300	1,252,442

Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	1,766,000	737,235

Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	1,744,900	1,806,401

Jiangsu Yangnong Chemical Co., Ltd. Class A	141,973	990,454

Jingrui Holdings Ltd.	4,947,000	1,590,229

Jiuzhitang Co., Ltd. Class A	532,400	612,323

Jizhong Energy Resources Co., Ltd. Class A	1,486,000	728,595

JNBY Design Ltd.	1,080,500	1,551,959

Joincare Pharmaceutical Group Industry Co., Ltd. Class A	919,648	1,263,833

Kaisa Group Holdings Ltd.*	10,894,000	4,780,386

Lonking Holdings Ltd.	11,814,000	3,044,146

Luenmei Quantum Co., Ltd. Class A	1,120,926	1,758,709

Northeast Securities Co., Ltd. Class A	1,396,000	1,589,919

ORG Technology Co., Ltd. Class A*	2,908,400	1,918,996

Pacific Securities Co., Ltd. (The) Class A*	2,077,400	995,280

Poly Property Group Co., Ltd.	10,331,000	3,597,677

Powerlong Real Estate Holdings Ltd.	11,363,800	8,016,151

Rainbow Department Store Co., Ltd. Class A	563,500	945,692

Realcan Pharmaceutical Group Co., Ltd. Class A	493,000	553,886

Saurer Intelligent Technology Co., Ltd. Class A	467,400	485,184

Sealand Securities Co., Ltd. Class A	3,514,900	2,432,423

Shandong Chenming Paper Holdings Ltd. Class H	3,322,500	1,330,797

Shanghai Industrial Urban Development Group Ltd.	7,598,000	959,515

Shanghai Jin Jiang Capital Co., Ltd. Class H	5,409,587	814,260

Shanghai La Chapelle Fashion Co., Ltd. Class H(a)	874,600	288,952

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	567,498	1,322,074

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	288,446	720,064

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Shenzhen Expressway Co., Ltd. Class H	3,025,697	$3,944,514

Shenzhen Huaqiang Industry Co., Ltd. Class A	330,181	668,836

Shenzhen Sunlord Electronics Co., Ltd. Class A	657,900	2,000,870

Shenzhen Suntak Circuit Technology Co., Ltd. Class A	246,400	635,468

Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	358,300	541,586

Shougang Fushan Resources Group Ltd.	23,446,000	4,845,080

Shui On Land Ltd.	22,102,000	4,398,184

Sichuan Hebang Biotechnology Co., Ltd. Class A*	4,068,500	883,416

Sichuan Languang Development Co., Ltd. Class A	1,179,700	993,219

Sihuan Pharmaceutical Holdings Group Ltd.	6,351,000	964,065

Sinochem International Corp. Class A	956,080	662,977

Sinopec Engineering Group Co., Ltd. Class H	3,907,900	2,452,594

Sinopec Kantons Holdings Ltd.	3,770,000	1,548,511

SITC International Holdings Co., Ltd.	6,760,000	6,967,472

Skyworth Group Ltd.(b)	7,896,000	2,034,584

Springland International Holdings Ltd.	3,304,000	653,264

Sunwoda Electronic Co., Ltd. Class A	1,124,600	2,386,766

Taiji Computer Corp., Ltd. Class A	106,400	440,303

TangShan Port Group Co., Ltd. Class A	4,061,400	1,399,620

TCL Electronics Holdings Ltd.	4,164,000	2,087,471

Tiangong International Co., Ltd.	2,654,000	964,857

Tianjin Guangyu Development Co., Ltd. Class A	474,600	423,512

Tianjin Port Co., Ltd. Class A	912,457	787,394

Tianneng Power International Ltd.(b)	4,012,000	2,824,992

Times China Holdings Ltd.	3,537,000	5,504,426

Tong Ren Tang Technologies Co., Ltd. Class H	1,153,888	1,049,471

TravelSky Technology Ltd. Class H	1,523,000	3,162,798

Tsaker Chemical Group Ltd.(a)	191,500	46,413

Virscend Education Co., Ltd.(a)(b)	1,498,000	429,944

Wangfujing Group Co., Ltd. Class A	363,800	733,369

West China Cement Ltd.	8,074,000	1,318,305

Western Mining Co., Ltd. Class A*	1,495,100	1,160,324

Wisdom Education International Holdings Co., Ltd.(b)	828,000	333,760

Wuxi Taiji Industry Co., Ltd. Class A	888,300	925,831

Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	494,500	656,020

Xiamen ITG Group Corp., Ltd. Class A	1,978,100	2,033,965

Xingda International Holdings Ltd.	5,393,000	1,465,302

Xiwang Special Steel Co., Ltd.	7,045,000	638,053

XTEP International Holdings Ltd.	5,609,800	3,034,104

Yadea Group Holdings Ltd.(a)(b)	1,532,000	332,219

Yang Quan Coal Industry Group Co., Ltd. Class A	1,873,500	1,354,261

YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	261,600	1,276,399

Yifan Pharmaceutical Co., Ltd. Class A	1,177,900	2,212,770

Yixintang Pharmaceutical Group Co., Ltd. Class A	132,703	416,602

Yuexiu Property Co., Ltd.	43,408,000	9,413,169

Yuexiu Transport Infrastructure Ltd.	3,644,000	3,146,909

Yunnan Aluminium Co., Ltd. Class A*	1,115,200	703,015

Yuzhou Properties Co., Ltd.	18,705,000	7,444,396

Zhaojin Mining Industry Co., Ltd. Class H	1,296,000	1,499,441

Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,561,700	2,314,634

Zhejiang Runtu Co., Ltd. Class A	1,018,800	1,664,128

Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	2,240,168	2,212,426

Zhejiang Wanliyang Co., Ltd. Class A	433,700	435,012

Zhenro Properties Group Ltd.(b)	3,084,000	2,022,063

Zhou Hei Ya International Holdings Co., Ltd.(a)(b)	1,813,500	825,853

Total China		332,527,900

Czech Republic – 0.7%

Moneta Money Bank AS(a)	3,462,817	10,667,735

Hong Kong – 1.1%

C&D International Investment Group Ltd.(b)	1,017,000	1,054,699

Canvest Environmental Protection Group Co., Ltd.(b)	944,000	411,828

China Water Affairs Group Ltd.(b)	2,366,000	1,838,016

CP Pokphand Co., Ltd.	17,766,000	1,518,384

Crystal International Group Ltd.(a)	1,929,000	787,407

Hua Han Health Industry Holdings Ltd.*†(b)	8,880,000	0

IMAX China Holding, Inc.(a)	340,400	803,301

Joy City Property Ltd.	15,358,000	1,626,035

LVGEM China Real Estate Investment Co., Ltd.(b)	2,936,000	1,048,652

NetDragon Websoft Holdings Ltd.	416,000	967,911

Pou Sheng International Holdings Ltd.	2,507,000	745,122

Stella International Holdings Ltd.	3,407,000	5,302,115

Vinda International Holdings Ltd.	621,000	1,118,519

Total Hong Kong		17,221,989

Hungary – 0.2%

Magyar Telekom Telecommunications PLC	1,878,147	2,689,608

India – 2.9%

AIA Engineering Ltd.	22,437	564,829

Amara Raja Batteries Ltd.	42,579	431,144

Apollo Hospitals Enterprise Ltd.	47,425	933,861

Apollo Tyres Ltd.	356,747	914,409

Arvind Ltd.	142,273	96,262

Bajaj Corp., Ltd.	205,969	713,943

Bata India Ltd.	29,413	714,773

Birlasoft Ltd.	131,812	128,801

Care Ratings Ltd.	81,860	598,915

Castrol India Ltd.	934,681	1,794,349

Ceat Ltd.	24,987	337,455

CESC Ltd.	100,927	1,062,479

Cochin Shipyard Ltd.(a)	159,634	760,679

Coromandel International Ltd.	127,303	746,191

Crompton Greaves Consumer Electricals Ltd.	376,901	1,331,169

DCM Shriram Ltd.	89,103	508,513

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Engineers India Ltd.	576,979	$955,406

Federal Bank Ltd.	2,122,579	2,707,555

GHCL Ltd.	109,746	326,673

Graphite India Ltd.	116,953	480,147

Greaves Cotton Ltd.	286,563	590,564

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	84,302	240,765

Gujarat Pipavav Port Ltd.	655,347	796,195

HEG Ltd.	27,754	373,297

HeidelbergCement India Ltd.	251,859	669,195

Hexaware Technologies Ltd.	117,538	630,822

IDFC Bank Ltd.*	2,835,101	1,608,198

Indian Hotels Co., Ltd. (The)	236,334	532,903

Info Edge India Ltd.	29,296	835,510

IRB Infrastructure Developers Ltd.*	604,292	634,402

Jain Irrigation Systems Ltd.	545,187	149,242

JM Financial Ltd.	523,125	584,992

Kajaria Ceramics Ltd.	65,362	506,479

Karnataka Bank Ltd. (The)	649,670	693,500

Karur Vysya Bank Ltd. (The)	544,544	459,109

L&T Technology Services Ltd.(a)	12,074	259,458

Mahanagar Gas Ltd.	65,798	846,466

Mangalore Refinery & Petrochemicals Ltd.	799,700	547,285

Mindtree Ltd.	98,296	981,728

Motilal Oswal Financial Services Ltd.	55,470	506,925

Multi Commodity Exchange of India Ltd.	60,697	822,982

Natco Pharma Ltd.	111,056	911,953

National Aluminium Co., Ltd.	3,867,139	2,534,664

NBCC India Ltd.	915,613	450,902

NCC Ltd.	665,418	516,888

NIIT Technologies Ltd.	43,050	847,347

NLC India Ltd.	1,167,174	940,409

Persistent Systems Ltd.	49,321	396,656

PI Industries Ltd.	72,246	1,332,450

Rallis India Ltd.	293,748	733,864

Redington India Ltd.	735,839	1,219,497

Reliance Infrastructure Ltd.	453,032	187,302

Sanofi India Ltd.	7,556	626,779

Sobha Ltd.	103,850	716,719

Sonata Software Ltd.	85,780	400,584

South Indian Bank Ltd. (The)	3,238,329	495,788

SRF Ltd.	16,001	621,345

Sundram Fasteners Ltd.	68,440	458,238

Supreme Industries Ltd.	73,051	1,270,657

Tata Global Beverages Ltd.	259,257	1,009,682

Torrent Power Ltd.	293,956	1,192,518

Total India		46,241,812

Indonesia – 2.6%

Ace Hardware Indonesia Tbk PT	9,706,900	1,210,371

Adhi Karya Persero Tbk PT	4,711,000	443,056

AKR Corporindo Tbk PT	9,547,445	2,555,850

Astra Agro Lestari Tbk PT	1,563,266	1,186,629

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,137,900	2,337,901

Bank Pembangunan Daerah Jawa Timur Tbk PT	20,916,000	935,658

Bank Tabungan Negara Persero Tbk PT	11,014,716	1,520,877

Barito Pacific Tbk PT	38,555,100	2,688,943

Ciputra Development Tbk PT	11,892,400	883,866

Indika Energy Tbk PT	8,425,200	780,496

Indo Tambangraya Megah Tbk PT	4,685,300	4,092,830

Japfa Comfeed Indonesia Tbk PT	21,677,200	2,412,820

Jasa Marga Persero Tbk PT	3,119,700	1,252,715

Link Net Tbk PT	4,658,200	1,345,447

Matahari Department Store Tbk PT	18,452,400	4,458,734

Media Nusantara Citra Tbk PT	15,353,740	1,335,813

Pakuwon Jati Tbk PT	18,374,500	860,799

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,915,700	897,617

PP Persero Tbk PT	7,065,200	848,620

Ramayana Lestari Sentosa Tbk PT	6,040,200	512,747

Sawit Sumbermas Sarana Tbk PT	4,944,200	325,666

Sri Rejeki Isman Tbk PT	13,072,500	292,853

Surya Citra Media Tbk PT	23,295,100	1,903,650

Timah Tbk PT	7,685,200	522,453

Tower Bersama Infrastructure Tbk PT	3,862,903	1,666,804

Waskita Beton Precast Tbk PT	68,883,300	1,572,257

Waskita Karya Persero Tbk PT	15,828,300	1,839,852

Wijaya Karya Persero Tbk PT	6,995,100	948,613

Total Indonesia		41,633,937

Malaysia – 4.9%

Aeon Co. M Bhd	1,092,200	380,848

AirAsia Group Bhd	6,944,300	2,919,027

Alliance Bank Malaysia Bhd	3,374,547	2,296,981

Astro Malaysia Holdings Bhd	16,002,600	5,580,080

Berjaya Sports Toto Bhd	2,515,400	1,586,018

Bermaz Auto Bhd	3,816,880	2,078,454

British American Tobacco Malaysia Bhd	555,500	2,512,818

Bursa Malaysia Bhd	2,053,950	2,992,380

Cahya Mata Sarawak Bhd	1,322,300	852,689

DRB-Hicom Bhd	872,400	493,811

Econpile Holdings Bhd*	1,490,800	245,678

Ekovest Bhd	5,896,300	1,084,345

FGV Holdings Bhd*	4,937,700	1,049,571

Gamuda Bhd	10,351,700	9,147,669

Genting Plantations Bhd	589,800	1,395,968

Globetronics Technology Bhd	2,052,033	1,009,598

Heineken Malaysia Bhd	437,200	2,506,043

IJM Corp. Bhd	8,887,900	4,648,794

Inari Amertron Bhd	5,957,675	2,589,675

IOI Properties Group Bhd	5,540,000	1,508,383

Kossan Rubber Industries Bhd	720,200	736,197

KPJ Healthcare Bhd	4,774,100	1,009,094

Mah Sing Group Bhd	6,927,077	1,240,819

Malakoff Corp. Bhd	8,691,963	1,785,309

Malaysian Pacific Industries Bhd	262,800	573,679

Malaysian Resources Corp. Bhd	4,554,243	799,467

My EG Services Bhd	2,239,700	748,885

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Padini Holdings Bhd	667,800	$609,266

Pos Malaysia Bhd	1,269,100	494,061

QL Resources Bhd	538,300	926,951

Scientex Bhd	643,300	1,373,561

Serba Dinamik Holdings Bhd	910,500	924,200

Sime Darby Property Bhd	13,198,200	2,647,836

SKP Resources Bhd	2,398,500	641,586

SP Setia Bhd	7,923,240	2,573,586

Sunway Bhd	7,724,694	3,173,268

Sunway Construction Group Bhd	2,305,500	1,128,797

Supermax Corp. Bhd	2,484,300	949,338

TIME dotCom Bhd	419,800	915,399

Uchi Technologies Bhd	1,601,000	1,074,471

Unisem M Bhd	1,315,600	606,427

VS Industry Bhd	3,456,525	1,114,475

WCT Holdings Bhd*	2,981,034	640,776

Yinson Holdings Bhd	787,900	1,255,145

YTL Power International Bhd	13,837,100	2,445,535

Total Malaysia		77,266,958

Mexico – 1.9%

Bolsa Mexicana de Valores S.A.B. de C.V.	1,784,126	3,353,369

Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,914,730	4,474,548

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,044,000	6,190,819

Grupo Cementos de Chihuahua S.A.B. de C.V.	105,599	563,722

Grupo Comercial Chedraui S.A. de C.V.	218,483	341,490

Grupo Herdez S.A.B. de C.V.(b)	584,513	1,238,064

Grupo Rotoplas S.A.B. de C.V.*(b)	455,933	321,213

Macquarie Mexico Real Estate Management S.A. de C.V.(a)	4,256,976	5,349,249

Megacable Holdings S.A.B. de C.V. Series CPO	510,074	2,053,058

Prologis Property Mexico S.A. de C.V.	1,877,029	3,901,604

Qualitas Controladora S.A.B. de C.V.	286,457	1,028,512

Regional S.A.B. de C.V.	304,952	1,397,645

Unifin Financiera S.A.B. de C.V. SOFOM ENR(b)	230,844	425,233

Total Mexico		30,638,526

Philippines – 0.8%

Altus San Nicolas Corp.*†	70,532	7,068

Cosco Capital, Inc.	4,141,600	521,795

D&L Industries, Inc.	7,297,300	1,253,057

Manila Water Co., Inc.	2,529,145	985,698

Pilipinas Shell Petroleum Corp.	1,818,010	1,132,968

Robinsons Land Corp.	3,802,426	1,797,404

Robinsons Retail Holdings, Inc.	376,320	573,592

Security Bank Corp.	599,600	2,279,012

Semirara Mining & Power Corp.	5,968,400	2,625,497

Vista Land & Lifescapes, Inc.	11,905,200	1,773,262

Total Philippines		12,949,353

Poland – 0.9%

Asseco Poland S.A.	484,844	6,173,699

Ciech S.A.*	311,883	2,625,507

Eurocash S.A.	331,735	1,737,634

Grupa Azoty S.A.*	258,400	2,179,786

Warsaw Stock Exchange	176,342	1,765,993

Total Poland		14,482,619

Singapore – 0.1%

IGG, Inc.(b)	3,120,000	1,942,189

South Africa – 7.8%

Adcock Ingram Holdings Ltd.	216,661	810,916

Advtech Ltd.	1,374,215	1,132,906

Aeci Ltd.	499,193	3,159,279

African Rainbow Minerals Ltd.(b)	633,920	5,884,116

Alexander Forbes Group Holdings Ltd.	4,673,825	1,726,194

Astral Foods Ltd.	349,759	3,390,903

Attacq Ltd.	3,426,512	2,779,627

AVI Ltd.	1,334,960	7,243,341

Barloworld Ltd.	682,339	5,202,202

Blue Label Telecoms Ltd.*	3,798,008	723,907

Cashbuild Ltd.	71,240	1,160,513

City Lodge Hotels Ltd.	130,383	730,919

Coronation Fund Managers Ltd.	2,228,365	6,126,993

Dis-Chem Pharmacies Ltd.(a)(b)	397,651	590,084

Equites Property Fund Ltd.	2,318,174	3,134,217

Foschini Group Ltd. (The)	978,360	10,547,253

Hosken Consolidated Investments Ltd.	93,224	582,615

Hyprop Investments Ltd.	1,938,995	7,908,158

Investec Ltd.	1,286,381	6,774,445

JSE Ltd.	324,868	2,806,988

KAP Industrial Holdings Ltd.(b)	5,709,609	1,781,135

Massmart Holdings Ltd.(b)	351,534	1,016,174

Metair Investments Ltd.	819,679	1,243,371

Mpact Ltd.	516,133	548,046

Murray & Roberts Holdings Ltd.	921,318	801,463

Peregrine Holdings Ltd.	1,676,963	1,932,171

Pick n Pay Stores Ltd.	962,650	3,780,127

Pioneer Foods Group Ltd.	599,663	4,192,599

Raubex Group Ltd.	706,475	888,074

Reunert Ltd.	931,188	4,237,558

Santam Ltd.(b)	142,727	2,767,468

SPAR Group Ltd. (The)	734,101	9,247,857

Telkom S.A. SOC Ltd.	2,054,394	9,564,364

Tongaat Hulett Ltd.*†	308,890	0

Truworths International Ltd.	2,120,269	7,411,328

Tsogo Sun Gaming Ltd.	2,578,501	2,243,062

Total South Africa		124,070,373

South Korea – 7.3%

Aekyung Petrochemical Co., Ltd.	68,674	444,947

Ahnlab, Inc.	14,485	810,138

Bukwang Pharmaceutical Co., Ltd.	32,343	374,494

Caregen Co., Ltd.*†	7,384	318,157

Cheil Worldwide, Inc.	241,071	4,998,170

Chong Kun Dang Pharmaceutical Corp.	5,573	388,570

Com2uS Corp.	8,619	672,284

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Daesang Corp.	44,911	$835,405

Daewoong Pharmaceutical Co., Ltd.	1,531	190,711

Daishin Securities Co., Ltd.	183,768	2,020,273

DB HiTek Co., Ltd.	69,400	928,312

DGB Financial Group, Inc.	504,265	3,140,722

Dongsuh Cos., Inc.	180,391	2,714,574

DONGSUNG Corp.	148,207	686,425

Douzone Bizon Co., Ltd.(b)	29,023	1,586,845

Eugene Corp.	151,383	615,075

F&F Co., Ltd.	8,919	722,527

Grand Korea Leisure Co., Ltd.	97,764	1,687,770

Green Cross Corp.	4,348	412,572

Green Cross Holdings Corp.	42,903	747,839

Halla Holdings Corp.	28,711	1,029,722

Hana Tour Service, Inc.	22,089	816,230

Hancom, Inc.	42,563	362,950

Handsome Co., Ltd.	13,442	328,141

Hanjin Kal Corp.(b)	36,000	815,617

Hankook Technology Group Co., Ltd.	56,182	671,657

Hanmi Semiconductor Co., Ltd.(b)	101,351	560,072

Hansae Co., Ltd.	46,469	749,782

Hansol Chemical Co., Ltd.	14,114	939,242

Hansol Paper Co., Ltd.	42,770	550,648

Hanssem Co., Ltd.	24,879	1,247,954

Hanwha Corp.	104,024	2,195,883

Hanwha General Insurance Co., Ltd.	135,117	340,009

Harim Holdings Co., Ltd.	87,697	690,637

Hite Jinro Co., Ltd.(b)	170,715	3,881,995

Huchems Fine Chemical Corp.	108,897	1,948,247

Huvis Corp.	61,181	315,585

Hyundai Corp.	16,014	266,420

Hyundai Department Store Co., Ltd.	12,363	807,215

Hyundai Elevator Co., Ltd.*	6,343	473,544

iMarketKorea, Inc.	167,729	1,458,330

Innocean Worldwide, Inc.	18,211	1,013,964

IS Dongseo Co., Ltd.	55,111	1,384,513

It’s Hanbul Co., Ltd.	10,539	163,880

Jahwa Electronics Co., Ltd.	49,718	426,041

JB Financial Group Co., Ltd.	193,351	908,442

Jejuair Co., Ltd.	25,067	512,384

JW Life Science Corp.	23,447	416,544

KEPCO Plant Service & Engineering Co., Ltd.	107,487	3,104,691

Kginicis Co., Ltd.	21,636	281,269

KIWOOM Securities Co., Ltd.	21,589	1,225,509

Koh Young Technology, Inc.	8,619	640,579

Kolon Industries, Inc.	35,370	1,236,021

Korea Autoglass Corp.	38,702	546,808

Korea Petrochemical Ind Co., Ltd.	10,103	1,076,899

Korean Reinsurance Co.	341,117	2,284,285

KT Skylife Co., Ltd.	57,347	433,884

Kumho Industrial Co., Ltd.(b)	87,930	911,535

Kumho Petrochemical Co., Ltd.	19,244	1,151,921

Kyobo Securities Co., Ltd.	77,098	629,727

Kyungdong Pharm Co., Ltd.	77,646	505,025

LEENO Industrial, Inc.	18,403	860,032

LF Corp.	33,693	568,991

LG Hausys Ltd.	17,641	889,313

Lock&Lock Co., Ltd.	16,368	170,365

LOTTE Fine Chemical Co., Ltd.	31,976	1,218,999

LOTTE Himart Co., Ltd.	27,832	698,040

LS Corp.	55,734	2,210,909

LS Industrial Systems Co., Ltd.	25,697	1,034,411

Meritz Financial Group, Inc.	185,390	1,991,608

Meritz Fire & Marine Insurance Co., Ltd.	308,680	4,928,970

Meritz Securities Co., Ltd.	1,475,587	6,229,749

Mirae Asset Life Insurance Co., Ltd.	213,810	773,087

Modetour Network, Inc.	37,776	480,036

Moorim P&P Co., Ltd.	44,130	165,467

Muhak Co., Ltd.	56,954	442,814

Nexen Tire Corp.	65,925	498,233

NICE Information Service Co., Ltd.	76,349	839,351

NongShim Co., Ltd.	6,642	1,385,427

NS Shopping Co., Ltd.	60,265	492,237

OCI Co., Ltd.	36,891	2,143,481

Partron Co., Ltd.	123,384	1,320,332

Poongsan Corp.	49,717	926,881

POSCO International Corp.	106,346	1,698,122

PSK Holdings, Inc.	9,941	62,830

S&T Motiv Co., Ltd.	36,297	1,647,726

Samick THK Co., Ltd.(b)	35,423	359,812

Samjin Pharmaceutical Co., Ltd.	15,023	316,498

Seah Besteel Corp.	69,665	955,153

Seoul Semiconductor Co., Ltd.	37,859	438,362

SFA Engineering Corp.	68,556	2,418,646

Silicon Works Co., Ltd.	21,727	619,396

SK Discovery Co., Ltd.	30,572	561,013

SK Gas Ltd.	14,135	879,191

SK Materials Co., Ltd.	9,209	1,281,861

SK Networks Co., Ltd.	365,363	1,698,297

SKC Co., Ltd.(b)	41,836	1,392,027

SKCKOLONPI, Inc.(b)	23,415	551,045

SL Corp.	29,239	586,662

Soulbrain Co., Ltd.(b)	12,673	773,422

ST Pharm Co., Ltd.	19,579	285,628

Sungwoo Hitech Co., Ltd.	124,201	397,165

TES Co., Ltd.	44,724	710,409

Tongyang Life Insurance Co., Ltd.	214,767	685,875

WiSoL Co., Ltd.	37,293	445,839

WONIK IPS Co., Ltd.	33,206	802,285

Youlchon Chemical Co., Ltd.	50,857	603,745

Youngone Corp.	21,616	645,146

Yuhan Corp.	7,417	1,416,866

Total South Korea		116,101,365

Taiwan – 29.1%

AcBel Polytech, Inc.(b)	1,690,303	1,160,485

Accton Technology Corp.(b)	1,906,633	10,048,010

Acer, Inc.(b)	7,201,000	4,131,503

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Alpha Networks, Inc.*(b)	1,805,000	$1,367,226

Arcadyan Technology Corp.(b)	399,000	1,179,336

Asia Vital Components Co., Ltd.(b)	852,000	1,043,562

ASMedia Technology, Inc.(b)	31,000	484,617

Aten International Co., Ltd.	638,000	1,766,481

BES Engineering Corp.(b)	2,131,000	533,016

Capital Futures Corp.	435,000	609,921

Capital Securities Corp.	3,631,340	1,031,188

Cathay Real Estate Development Co., Ltd.	3,303,000	2,182,517

Chang Wah Electromaterials, Inc.	250,000	1,285,275

Charoen Pokphand Enterprise	924,000	1,861,432

Chaun-Choung Technology Corp.	231,000	1,757,192

Cheng Loong Corp.	2,347,000	1,350,351

Chicony Electronics Co., Ltd.	3,558,652	10,483,998

Chicony Power Technology Co., Ltd.(b)	1,155,625	2,085,932

Chin-Poon Industrial Co., Ltd.	1,659,650	1,693,111

China Airlines Ltd.	4,300,000	1,258,489

China General Plastics Corp.	1,534,186	981,598

China Metal Products Co., Ltd.	1,370,000	1,344,631

China Steel Chemical Corp.(b)	367,726	1,487,522

Chong Hong Construction Co., Ltd.	1,310,000	3,356,863

Chroma ATE, Inc.(b)	1,071,132	5,075,228

Chung-Hsin Electric & Machinery Manufacturing Corp.	1,805,000	1,175,232

Cleanaway Co., Ltd.(b)	483,161	2,374,963

Clevo Co.	1,502,000	1,522,600

Compeq Manufacturing Co., Ltd.(b)	4,681,000	5,243,106

Continental Holdings Corp.	1,179,000	541,532

Coremax Corp.(b)	241,893	619,069

CTCI Corp.(b)	3,084,190	4,145,457

Cub Elecparts, Inc.(b)	141,191	1,130,911

Da-Li Development Co., Ltd.	1,393,990	1,204,175

Darfon Electronics Corp.(b)	384,000	487,666

Depo Auto Parts Ind Co., Ltd.	278,000	561,833

Elan Microelectronics Corp.(b)	1,077,409	2,976,162

Elite Advanced Laser Corp.(b)	417,312	741,153

Elite Material Co., Ltd.(b)	1,455,163	5,886,411

Elite Semiconductor Memory Technology, Inc.	1,439,000	1,528,310

Ennoconn Corp.(b)	130,674	924,526

Epistar Corp.*(b)	1,723,000	1,346,766

Eternal Materials Co., Ltd.	1,493,494	1,220,328

Eva Airways Corp.(b)	2,143,664	943,158

Evergreen Marine Corp. Taiwan Ltd.(b)	2,380,015	997,283

Everlight Chemical Industrial Corp.	2,033,000	1,068,120

Everlight Electronics Co., Ltd.	2,978,165	2,673,432

Far Eastern Department Stores Ltd.(b)	6,381,841	4,916,308

Far Eastern International Bank	9,193,908	3,556,122

Faraday Technology Corp.(b)	976,200	1,818,703

Farglory Land Development Co., Ltd.	1,513,640	1,783,221

Feng Hsin Steel Co., Ltd.	1,095,950	1,815,721

FLEXium Interconnect, Inc.(b)	1,304,028	3,967,840

Formosa International Hotels Corp.	348,000	1,772,277

Foxsemicon Integrated Technology, Inc.	322,197	1,199,496

Genius Electronic Optical Co., Ltd.(b)	68,000	923,851

Getac Technology Corp.	1,914,292	2,884,596

Giant Manufacturing Co., Ltd.(b)	705,000	4,794,759

Gigabyte Technology Co., Ltd.(b)	3,461,000	5,538,805

Global Brands Manufacture Ltd.	484,000	264,430

Global PMX Co., Ltd.	254,000	1,228,062

Global Unichip Corp.	136,000	1,095,908

Grape King Bio Ltd.(b)	311,988	1,860,394

Great Wall Enterprise Co., Ltd.	2,742,006	3,332,000

Greatek Electronics, Inc.	1,709,000	2,365,922

Hannstar Board Corp.	751,889	987,590

HannStar Display Corp.(b)	14,182,000	2,925,585

Highwealth Construction Corp.(b)	5,213,613	8,385,608

Hiwin Technologies Corp.(b)	291,631	2,542,706

Holiday Entertainment Co., Ltd.	569,000	1,210,463

Holtek Semiconductor, Inc.(b)	716,773	1,501,724

Holy Stone Enterprise Co., Ltd.(b)	452,000	1,328,705

Hota Industrial Manufacturing Co., Ltd.(b)	440,427	1,625,454

Hsin Kuang Steel Co., Ltd.(b)	770,000	707,344

Huaku Development Co., Ltd.(b)	1,450,296	3,739,744

IBF Financial Holdings Co., Ltd.	10,230,140	3,528,260

IEI Integration Corp.	417,154	711,291

International CSRC Investment Holdings Co.(b)	1,983,297	2,080,817

ITEQ Corp.(b)	1,204,000	5,860,014

Jentech Precision Industrial Co., Ltd.	107,000	439,733

Jih Lin Technology Co., Ltd.	298,000	535,016

KEE TAI Properties Co., Ltd.	2,343,000	891,147

Kenda Rubber Industrial Co., Ltd.(b)	1,870,039	1,898,700

King Slide Works Co., Ltd.	50,004	568,951

King Yuan Electronics Co., Ltd.	5,766,000	6,476,981

King’s Town Bank Co., Ltd.	3,413,000	3,393,803

Kinik Co.(b)	677,495	1,334,266

Kinpo Electronics	2,945,000	1,015,697

Kinsus Interconnect Technology Corp.	653,368	882,403

Kung Long Batteries Industrial Co., Ltd.	428,000	2,000,355

L&K Engineering Co., Ltd.	972,000	780,119

Lealea Enterprise Co., Ltd.(b)	2,957,000	876,868

Lelon Electronics Corp.	296,000	400,716

Lien Hwa Industrial Holdings Corp.	3,125,671	3,395,224

Lion Travel Service Co., Ltd.	309,000	756,950

Lite-On Semiconductor Corp.	1,133,000	1,502,778

Longchen Paper & Packaging Co., Ltd.(b)	4,610,732	2,028,606

Lotes Co., Ltd.	210,977	1,842,891

Macronix International(b)	6,843,000	6,947,880

Makalot Industrial Co., Ltd.(b)	464,800	2,464,491

Marketech International Corp.	299,000	481,877

Mercuries & Associates Holding Ltd.*	1,154,560	703,353

Merida Industry Co., Ltd.	232,043	1,320,105

Merry Electronics Co., Ltd.(b)	1,376,030	6,741,658

Micro-Star International Co., Ltd.(b)	3,007,877	8,754,736

Mirle Automation Corp.	661,560	825,231

momo.com, Inc.	127,000	1,070,460

Namchow Holdings Co., Ltd.	592,086	959,949

Nan Kang Rubber Tire Co., Ltd.(b)	1,392,000	2,025,780

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Nantex Industry Co., Ltd.	784,615	$791,582

Nichidenbo Corp.(b)	406,000	642,544

Nuvoton Technology Corp.(b)	568,000	889,774

OptoTech Corp.	1,987,062	1,607,609

Oriental Union Chemical Corp.(b)	2,140,000	1,520,959

Pan-International Industrial Corp.	1,520,000	1,148,898

Powertech Technology, Inc.	3,766,000	10,585,028

Primax Electronics Ltd.(b)	2,205,000	4,200,406

Qisda Corp.(b)	8,108,000	5,527,380

Radiant Opto-Electronics Corp.	2,594,252	9,908,906

Realtek Semiconductor Corp.(b)	1,437,770	10,658,902

Rechi Precision Co., Ltd.	1,767,000	1,321,356

Rexon Industrial Corp., Ltd.(b)	279,000	800,367

Ruentex Industries Ltd.*(b)	2,056,200	4,433,908

Run Long Construction Co., Ltd.(b)	343,000	703,148

Sanyang Motor Co., Ltd.	2,540,000	1,719,286

SDI Corp.(b)	458,000	913,800

Sercomm Corp.	1,342,488	3,418,477

Shin Zu Shing Co., Ltd.	210,000	781,801

Shinkong Insurance Co., Ltd.	780,000	940,289

Shinkong Synthetic Fibers Corp.	3,981,000	1,462,825

Shiny Chemical Industrial Co., Ltd.	305,000	826,782

Sigurd Microelectronics Corp.	1,301,000	1,388,035

Sinbon Electronics Co., Ltd.	778,120	3,022,239

Sincere Navigation Corp.	947,240	490,039

Sinon Corp.(b)	2,504,000	1,497,178

Sitronix Technology Corp.	665,000	3,568,873

Standard Foods Corp.	1,537,896	3,078,320

Sunny Friend Environmental Technology Co., Ltd.	125,000	1,093,894

Sunonwealth Electric Machine Industry Co., Ltd.	980,000	1,190,865

Supreme Electronics Co., Ltd.	2,499,000	2,335,928

Syncmold Enterprise Corp.	838,915	2,076,703

Synnex Technology International Corp.	6,425,600	7,518,228

Systex Corp.	564,000	1,327,080

TA Chen Stainless Pipe(b)	601,809	674,076

Ta Ya Electric Wire & Cable	1,030,120	350,296

Taichung Commercial Bank Co., Ltd.	7,785,975	2,973,901

Taiflex Scientific Co., Ltd.(b)	1,055,000	1,446,929

Taimide Tech, Inc.(b)	271,100	416,815

Tainan Spinning Co., Ltd.(b)	2,847,000	1,032,370

Taisun Enterprise Co., Ltd.	825,000	529,179

Taiwan Business Bank	8,120,240	3,337,139

Taiwan Cogeneration Corp.(b)	1,400,970	1,323,097

Taiwan Fertilizer Co., Ltd.(b)	1,108,000	1,624,974

Taiwan Glass Industry Corp.	3,440,000	1,291,753

Taiwan Hon Chuan Enterprise Co., Ltd.	1,106,692	1,972,637

Taiwan Paiho Ltd.(b)	1,032,000	2,574,636

Taiwan PCB Techvest Co., Ltd.	1,093,302	1,265,114

Taiwan Styrene Monomer	2,426,000	1,700,769

Taiwan Surface Mounting Technology Corp.(b)	767,000	1,817,096

Teco Electric and Machinery Co., Ltd.(b)	5,827,683	4,696,033

Test Research, Inc.	812,115	1,293,123

Thinking Electronic Industrial Co., Ltd.	372,000	977,228

Ton Yi Industrial Corp.	2,470,538	943,637

Tong Hsing Electronic Industries Ltd.	594,918	2,416,144

Tong Yang Industry Co., Ltd.	1,477,685	2,233,829

Topco Scientific Co., Ltd.	784,521	2,414,922

Transcend Information, Inc.	1,454,479	3,019,177

Tripod Technology Corp.	2,403,928	8,639,558

TSRC Corp.	1,433,011	1,108,552

Tung Ho Steel Enterprise Corp.(b)	3,286,153	2,282,602

TXC Corp.	1,778,549	2,232,896

TYC Brother Industrial Co., Ltd.	1,020,000	1,029,058

U-Ming Marine Transport Corp.	1,050,420	1,135,928

Unimicron Technology Corp.(b)	2,905,000	4,087,197

Union Bank of Taiwan	5,818,880	1,959,977

Unitech Printed Circuit Board Corp.	766,000	872,797

UPC Technology Corp.	4,238,948	1,448,302

USI Corp.	1,462,090	607,938

Visual Photonics Epitaxy Co., Ltd.	474,750	1,683,266

Voltronic Power Technology Corp.	127,380	2,627,704

Walsin Lihwa Corp.(b)	11,018,000	5,149,511

Walton Advanced Engineering, Inc.	994,000	301,168

Wan Hai Lines Ltd.	2,439,000	1,434,729

Weikeng Industrial Co., Ltd.	1,921,431	1,127,175

Winbond Electronics Corp.	16,512,000	9,500,208

Wistron Corp.(b)	13,287,007	10,728,280

Wistron NeWeb Corp.(b)	1,108,722	2,916,138

Wowprime Corp.	375,000	934,342

WPG Holdings Ltd.	7,452,058	9,175,607

WT Microelectronics Co., Ltd.(b)	2,345,678	2,929,782

YC Co., Ltd.	1,081,462	409,585

YC INOX Co., Ltd.	2,347,000	1,982,027

YFY, Inc.	5,270,000	1,978,936

Yieh Phui Enterprise Co., Ltd.	2,517,988	740,191

Yulon Motor Co., Ltd.(b)	2,155,000	1,364,913

Zeng Hsing Industrial Co., Ltd.	362,000	1,546,036

Zig Sheng Industrial Co., Ltd.(b)	1,527,000	422,793

Total Taiwan		462,515,600

Thailand – 6.5%

Amata Corp. PCL NVDR(b)	1,361,600	1,112,964

Ananda Development PCL NVDR(b)	7,003,300	714,412

AP Thailand PCL NVDR	4,403,500	971,837

Asia Plus Group Holdings PCL NVDR(b)	15,403,400	1,047,542

Bangchak Corp. PCL NVDR(b)	1,987,300	1,770,604

Bangkok Chain Hospital PCL NVDR	1,828,400	944,539

Bangkok Land PCL NVDR	42,886,914	2,061,264

BCPG PCL NVDR(b)	1,751,300	1,042,134

Beauty Community PCL NVDR(b)	9,406,600	738,134

Big Camera Corp. PCL NVDR(b)	10,699,600	265,872

Carabao Group PCL NVDR	472,700	1,259,606

Central Plaza Hotel PCL NVDR	983,800	1,061,481

CH Karnchang PCL NVDR	936,825	701,432

Chularat Hospital PCL NVDR	9,444,100	759,604

Com7 PCL NVDR	742,400	592,269

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

Investments	Shares	Value

Eastern Polymer Group PCL NVDR	2,828,900	$652,076

Eastern Water Resources Development and Management PCL NVDR	3,197,900	1,296,517

Erawan Group PCL (The) NVDR(b)	2,123,100	406,086

Esso Thailand PCL NVDR(b)	7,751,100	2,040,097

Forth Smart Service PCL NVDR(b)	3,038,905	645,836

GFPT PCL NVDR	1,270,300	743,448

Gunkul Engineering PCL NVDR	9,988,859	1,012,439

Hana Microelectronics PCL NVDR(b)	2,588,200	2,390,605

Jasmine International PCL NVDR(b)	32,073,700	6,711,515

Jay Mart PCL NVDR(b)	1,556,088	478,248

JMT Network Services PCL NVDR	1,992,400	1,159,546

JWD Infologistics PCL NVDR	2,449,800	704,863

KCE Electronics PCL NVDR	1,497,500	812,768

KGI Securities Thailand PCL NVDR	10,050,700	1,478,769

Kiatnakin Bank PCL NVDR(b)	1,546,906	3,338,100

LPN Development PCL NVDR(b)	5,306,318	980,242

Major Cineplex Group PCL NVDR	2,553,600	1,995,457

MBK PCL NVDR(b)	1,996,300	1,462,060

MC Group PCL NVDR(b)	1,402,300	348,454

Mega Lifesciences PCL NVDR(b)	724,300	740,048

MK Restaurants Group PCL NVDR(b)	1,119,900	2,737,045

Origin Property PCL NVDR	4,054,900	1,034,109

Polyplex Thailand PCL NVDR	1,465,700	675,703

Pruksa Holding PCL NVDR	4,072,500	2,223,664

PTG Energy PCL NVDR(b)	1,268,400	779,661

Quality Houses PCL NVDR(b)	27,374,244	2,362,858

Ratch Group PCL NVDR	1,831,600	4,281,818

Robinson PCL NVDR	1,042,200	2,172,315

Sansiri PCL NVDR(b)	42,869,100	1,681,966

SC Asset Corp. PCL NVDR	11,052,500	925,107

Sermsang Power Corp. Co., Ltd. NVDR	1,920,600	502,364

Siam City Cement PCL NVDR(b)	387,654	2,725,048

Siam Future Development PCL NVDR	3,946,260	754,802

Siam Global House PCL NVDR(b)	1,076,658	545,633

Siamgas & Petrochemicals PCL NVDR(b)	4,348,200	1,286,618

Somboon Advance Technology PCL NVDR	890,200	488,977

SPCG PCL NVDR	2,860,600	1,926,708

Sri Trang Agro-Industry PCL NVDR(b)	1,082,200	364,449

Star Petroleum Refining PCL NVDR(b)	11,350,370	3,451,314

Supalai PCL NVDR(b)	1,690,800	995,076

Synnex Thailand PCL NVDR	1,039,980	292,425

Taokaenoi Food & Marketing PCL NVDR(b)	1,421,380	497,262

Thai Vegetable Oil PCL NVDR	2,881,100	2,449,194

Thanachart Capital PCL NVDR	1,879,600	3,502,933

Thonburi Healthcare Group PCL NVDR(b)	695,800	536,893

Tisco Financial Group PCL NVDR	1,923,757	6,447,118

TPI Polene Power PCL NVDR	12,755,900	1,993,565

TTW PCL NVDR	7,160,400	3,207,372

Unique Engineering & Construction PCL NVDR(b)	1,894,600	582,287

Univentures PCL NVDR	2,253,400	449,427

VGI PCL NVDR(b)	3,447,900	1,110,408

Vinythai PCL NVDR	719,600	578,786

WHA Corp. PCL NVDR(b)	22,979,600	3,576,358

WHA Utilities and Power PCL NVDR	3,999,000	889,102

Workpoint Entertainment PCL NVDR	573,600	380,712

Total Thailand		102,849,945

Turkey – 1.6%

Aksa Akrilik Kimya Sanayii AS	910,222	1,571,711

Anadolu Cam Sanayii AS	1	1

Anadolu Efes Biracilik ve Malt Sanayii AS	439,524	1,703,141

Aselsan Elektronik Sanayi ve Ticaret AS	1	3

Aslan Cimento AS*	72,326	369,668

Aygaz AS	930,205	1,935,696

Borusan Mannesmann Boru Sanayi ve Ticaret AS	305,007	509,920

Coca-Cola Icecek AS	180,013	1,073,734

EGE Endustri VE Ticaret AS	7,108	594,169

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,623,046	4,338,268

Enerjisa Enerji AS(a)	1,377,290	1,517,178

Kordsa Teknik Tekstil AS	351,459	789,872

Soda Sanayii AS	1,198,736	1,254,677

TAV Havalimanlari Holding AS	699,816	2,924,937

Tekfen Holding AS	554,702	1,880,279

Tofas Turk Otomobil Fabrikasi AS	837,582	3,008,264

Trakya Cam Sanayii AS	1,240,985	652,745

Turkiye Sise ve Cam Fabrikalari AS	1,397,635	1,155,930

Total Turkey		25,280,193
TOTAL COMMON STOCKS (Cost: $1,569,725,988)		1,576,751,673

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree Emerging Markets High Dividend Fund(b)(c)
(Cost: $3,653,681)	89,462	3,695,675

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $9,976,857)(e)	9,976,857	9,976,857

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,583,356,526)		1,590,424,205

Other Assets less Liabilities – (0.1)%		(1,279,674)

NET ASSETS – 100.0%		$1,589,144,531
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $587,619, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $159,061,920 and the total market value of the collateral held by the Fund was $183,721,806. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $173,744,949.

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/2/2019	255,173	USD	2,000,000	HKD	$52	$—

CURRENCY LEGEND
HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 5.3%

Altium Ltd.	3,715	$83,561

Aristocrat Leisure Ltd.	22,150	457,135

carsales.com Ltd.	18,705	192,892

Cochlear Ltd.	2,189	307,307

Corporate Travel Management Ltd.(a)	3,132	39,882

CSL Ltd.	13,528	2,132,178

Domino’s Pizza Enterprises Ltd.(a)	4,369	136,873

Northern Star Resources Ltd.	15,842	117,958

REA Group Ltd.(a)	4,511	329,253

Reece Ltd.	24,964	182,513

Total Australia		3,979,552

Belgium – 0.3%

Melexis N.V.(a)	2,976	206,184

Brazil – 2.1%

Ambev S.A.	120,906	558,756

BB Seguridade Participacoes S.A.	40,499	340,587

CCR S.A.	66,357	274,801

IRB Brasil Resseguros S.A.	10,500	94,932

Localiza Rent a Car S.A.	6,715	73,286

Lojas Renner S.A.	9,345	113,228

Magazine Luiza S.A.	3,200	28,455

Natura Cosmeticos S.A.	4,818	39,165

Raia Drogasil S.A.	2,201	50,626

Total Brazil		1,573,836

Canada – 3.2%

Alimentation Couche-Tard, Inc. Class B	12,674	388,644

Canadian Pacific Railway Ltd.	3,088	686,684

CCL Industries, Inc. Class B	3,901	157,454

CI Financial Corp.	42,400	619,027

Constellation Software, Inc.	269	268,827

FirstService Corp.	600	61,554

Toromont Industries Ltd.	2,720	131,480

West Fraser Timber Co., Ltd.	1,900	76,058

Total Canada		2,389,728

Chile – 0.1%

Aguas Andinas S.A. Class A	167,984	91,996

China – 5.9%

AAC Technologies Holdings, Inc.(a)	21,000	111,169

Anhui Conch Cement Co., Ltd. Class H	37,000	219,704

ANTA Sports Products Ltd.	28,000	231,625

Brilliance China Automotive Holdings Ltd.(a)	44,000	47,259

China Conch Venture Holdings Ltd.	39,500	146,121

China Gas Holdings Ltd.	36,200	139,916

China Medical System Holdings Ltd.	47,000	55,877

China Overseas Land & Investment Ltd.	132,000	415,057

China Resources Gas Group Ltd.	18,000	88,974

CIFI Holdings Group Co., Ltd.	254,000	148,394

Country Garden Holdings Co., Ltd.(a)	417,000	528,205

CSPC Pharmaceutical Group Ltd.	56,400	113,240

Dali Foods Group Co., Ltd.(b)	70,500	43,257

Geely Automobile Holdings Ltd.(a)	113,000	191,711

Haier Electronics Group Co., Ltd.	17,000	44,347

Haitian International Holdings Ltd.	23,000	47,118

Kingboard Laminates Holdings Ltd.	96,000	86,578

Logan Property Holdings Co., Ltd.	62,000	88,262

Luye Pharma Group Ltd.(a)(b)	29,500	21,035

MGM China Holdings Ltd.(a)	10,400	16,212

Minth Group Ltd.(a)	22,000	74,508

Shenzhou International Group Holdings Ltd.	14,300	186,790

Sino Biopharmaceutical Ltd.	53,250	67,654

SITC International Holdings Co., Ltd.	67,000	69,056

Sunac China Holdings Ltd.	60,000	241,090

Sunny Optical Technology Group Co., Ltd.	6,500	95,518

Tencent Holdings Ltd.	16,300	686,565

Xinyi Glass Holdings Ltd.	144,000	158,522

Xinyi Solar Holdings Ltd.	169,787	101,793

Zhuzhou CRRC Times Electric Co., Ltd. Class H	8,300	34,357

Total China		4,499,914

Denmark – 3.1%

Ambu A/S Class B(a)	1,019	16,888

Chr Hansen Holding A/S	3,058	259,605

Coloplast A/S Class B	11,944	1,438,816

DSV A/S	1,842	175,309

GN Store Nord A/S	1,727	70,129

Rockwool International A/S Class B	264	52,811

Royal Unibrew A/S	2,421	199,660

SimCorp A/S	1,281	112,509

Total Denmark		2,325,727

Finland – 0.3%

DNA Oyj	10,925	248,690

France – 3.8%

Gaztransport Et Technigaz S.A.	3,627	359,235

Ipsen S.A.	1,596	151,550

Safran S.A.	14,713	2,316,994

Trigano S.A.	569	45,749

Total France		2,873,528

Germany – 5.1%

1&1 Drillisch AG	18,070	563,417

adidas AG	6,717	2,091,779

Bechtle AG	1,293	131,589

CompuGroup Medical SE	980	58,975

CTS Eventim AG & Co. KGaA	4,018	226,468

Fuchs Petrolub SE	3,563	129,544

Hugo Boss AG	7,308	391,587

Nemetschek SE	1,898	96,880

Siltronic AG	1,894	143,919

Wirecard AG	394	63,035

Total Germany		3,897,193

Hong Kong – 2.6%

Galaxy Entertainment Group Ltd.	200,000	1,243,718

Melco International Development Ltd.	22,000	52,310

Techtronic Industries Co., Ltd.	74,000	514,925

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2019

Investments	Shares	Value

Vitasoy International Holdings Ltd.(a)	40,000	$162,002

Total Hong Kong		1,972,955

India – 2.9%

Alkem Laboratories Ltd.	417	11,210

Asian Paints Ltd.	1,938	48,188

Aurobindo Pharma Ltd.	3,124	25,964

Bajaj Auto Ltd.	1,386	57,534

Bajaj Holdings & Investment Ltd.	634	32,146

Bandhan Bank Ltd.(b)	3,399	23,592

Bharat Forge Ltd.	3,396	21,389

Bharti Infratel Ltd.	45,541	165,344

Biocon Ltd.	404	1,271

Cadila Healthcare Ltd.	1,815	5,975

Colgate-Palmolive India Ltd.	1,849	39,239

Dabur India Ltd.	4,368	27,566

Eicher Motors Ltd.	116	29,079

Emami Ltd.	1,269	5,705

Endurance Technologies Ltd.(b)	116	1,657

Godrej Consumer Products Ltd.	3,627	35,175

Graphite India Ltd.	412	1,691

Havells India Ltd.	2,878	29,170

Hero MotoCorp., Ltd.	2,849	108,734

Hindustan Unilever Ltd.	8,702	243,364

Indraprastha Gas Ltd.	5,850	28,867

InterGlobe Aviation Ltd.(b)	1,385	36,930

ITC Ltd.	51,018	187,064

JSW Steel Ltd.	11,716	38,015

Maruti Suzuki India Ltd.	1,390	131,722

Mindtree Ltd.	1,765	17,628

Motherson Sumi Systems Ltd.	12,974	19,213

Mphasis Ltd.	1,510	20,391

Nestle India Ltd.	203	39,786

Petronet LNG Ltd.	12,714	46,627

Pidilite Industries Ltd.	2,326	47,386

Shree Cement Ltd.	75	19,989

Siemens Ltd.	1,369	29,286

Sun Pharmaceutical Industries Ltd.	2,828	15,541

Tata Consultancy Services Ltd.	11,837	350,640

Tech Mahindra Ltd.	9,304	93,803

Titan Co., Ltd.	1,772	31,831

UPL Ltd.	9,160	78,062

Whirlpool of India Ltd.	539	14,355

Zee Entertainment Enterprises Ltd.	3,984	14,925

Total India		2,176,054

Indonesia – 0.2%

Charoen Pokphand Indonesia Tbk PT	93,600	35,277

Gudang Garam Tbk PT	15,600	57,559

United Tractors Tbk PT	40,000	57,978

Total Indonesia		150,814

Italy – 2.4%

De’ Longhi SpA	13,943	262,971

Ferrari N.V.	3,098	478,077

IMA Industria Macchine Automatiche SpA(a)	2,358	165,038

Moncler SpA	5,440	193,934

Recordati SpA	14,718	631,553

Reply SpA	604	35,459

Technogym SpA(b)	5,397	60,015

Total Italy		1,827,047

Japan – 14.2%

Advantest Corp.	7,300	322,531

Asahi Intecc Co., Ltd.	3,000	78,751

Benefit One, Inc.(a)	3,700	69,909

Daito Trust Construction Co., Ltd.(a)	7,700	983,919

en-japan, Inc.	1,000	38,260

GMO Payment Gateway, Inc.(a)	800	53,518

Harmonic Drive Systems, Inc.(a)	2,000	86,977

Haseko Corp.	25,100	292,166

Hoya Corp.	10,700	873,128

Kakaku.com, Inc.	8,200	201,671

Kaken Pharmaceutical Co., Ltd.	2,900	134,434

M3, Inc.	3,900	93,896

MonotaRO Co., Ltd.(a)	3,000	78,446

Murata Manufacturing Co., Ltd.	26,200	1,256,970

Nidec Corp.	4,700	631,450

Nihon M&A Center, Inc.(a)	2,600	73,134

Open House Co., Ltd.(a)	4,800	114,321

Oracle Corp.	4,300	372,806

Pigeon Corp.(a)	3,600	148,397

Pilot Corp.	700	25,908

Relo Group, Inc.	2,300	56,353

Seria Co., Ltd.(a)	2,000	48,540

Sysmex Corp.(a)	3,900	260,974

T-Gaia Corp.	5,200	104,842

TechnoPro Holdings, Inc.	1,500	88,827

Tokai Carbon Co., Ltd.(a)	3,800	38,220

Tokyo Electron Ltd.(a)	19,600	3,729,577

Trend Micro, Inc.	7,000	332,917

ZOZO, Inc.(a)	6,500	149,877

Total Japan		10,740,719

Malaysia – 0.2%

Fraser & Neave Holdings Bhd	5,500	45,844

Hartalega Holdings Bhd	20,600	25,830

Nestle Malaysia Bhd	900	31,318

Press Metal Aluminium Holdings Bhd	27,800	31,605

Top Glove Corp. Bhd	23,400	24,870

Westports Holdings Bhd	26,400	26,041

Total Malaysia		185,508

Mexico – 0.6%

Fomento Economico Mexicano S.A.B. de C.V.	25,159	230,705

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,500	85,983

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	61,004	122,447

Total Mexico		439,135

Netherlands – 4.9%

ASML Holding N.V.	9,525	2,359,799

Koninklijke DSM N.V.	11,163	1,343,557

Total Netherlands		3,703,356

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2019

Investments	Shares	Value

New Zealand – 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	23,209	$251,770

Ryman Healthcare Ltd.	18,972	158,103

Total New Zealand		409,873

Norway – 5.9%

Austevoll Seafood ASA	10,868	103,167

Leroy Seafood Group ASA	32,665	198,666

Salmar ASA	12,361	542,820

Telenor ASA	180,209	3,620,662

Total Norway		4,465,315

Philippines – 0.1%

DMCI Holdings, Inc.	207,200	33,221

Jollibee Foods Corp.	5,670	24,286

Semirara Mining & Power Corp.	54,170	23,829

Total Philippines		81,336

Poland – 0.0%

CCC S.A.	328	11,315

Russia – 0.9%

Mobile TeleSystems PJSC ADR	46,273	374,811

Novatek PJSC GDR Reg S	1,340	271,752

PhosAgro PJSC GDR Reg S	4,915	62,765

Total Russia		709,328

South Africa – 1.1%

Assore Ltd.(a)	2,836	47,707

Capitec Bank Holdings Ltd.	1,100	93,400

Clicks Group Ltd.	6,052	85,812

Life Healthcare Group Holdings Ltd.	54,115	80,945

Mr. Price Group Ltd.	6,243	65,158

Naspers Ltd. Class N	1,293	195,713

Pick n Pay Stores Ltd.	12,486	49,030

RMB Holdings Ltd.	37,528	185,876

Total South Africa		803,641

South Korea – 1.2%

Amorepacific Corp.	226	26,546

NAVER Corp.	218	28,613

NCSoft Corp.	321	139,816

SK Hynix, Inc.	8,616	592,096

Woongjin Coway Co., Ltd.	1,883	133,179

Total South Korea		920,250

Spain – 0.3%

Prosegur Cash S.A.(b)	146,875	211,042

Sweden – 7.4%

Atlas Copco AB Class A	89,914	2,772,733

Atlas Copco AB Class B	45,792	1,242,587

Beijer Ref AB	3,088	70,289

Evolution Gaming Group AB(b)	7,701	151,637

Fabege AB	14,229	234,734

Hexpol AB	18,163	139,564

Indutrade AB	5,220	146,532

Investment AB Latour Class B	29,296	386,158

Lifco AB Class B	2,307	108,919

Sweco AB Class B	5,972	169,828

Thule Group AB(b)	7,823	148,310

Total Sweden		5,571,291

Switzerland – 6.9%

EMS-Chemie Holding AG Registered Shares	1,928	1,201,677

Logitech International S.A. Registered Shares	7,290	295,943

Partners Group Holding AG	1,704	1,308,653

Roche Holding AG Bearer Shares	4,258	1,233,225

Schindler Holding AG Participation Certificate	1,817	406,713

Straumann Holding AG Registered Shares	288	235,622

Sunrise Communications Group AG*(b)	5,198	404,778

Temenos AG Registered Shares*	787	131,805

Total Switzerland		5,218,416

Taiwan – 5.2%

Advantech Co., Ltd.	11,000	96,795

Catcher Technology Co., Ltd.	33,000	249,964

Eclat Textile Co., Ltd.	5,283	70,839

Feng TAY Enterprise Co., Ltd.	13,684	98,138

Hiwin Technologies Corp.	4,120	35,922

Largan Precision Co., Ltd.	2,000	286,870

Micro-Star International Co., Ltd.	42,000	122,245

Nien Made Enterprise Co., Ltd.	8,000	70,138

Novatek Microelectronics Corp.	33,000	189,334

President Chain Store Corp.	42,000	392,593

Taiwan Semiconductor Manufacturing Co., Ltd.	251,000	2,200,583

Walsin Technology Corp.	7,000	39,372

Yageo Corp.	8,000	63,563

Total Taiwan		3,916,356

Thailand – 1.1%

Advanced Info Service PCL NVDR	35,400	254,635

Airports of Thailand PCL NVDR	47,400	115,846

Bangkok Dusit Medical Services PCL NVDR	93,200	73,743

Central Pattana PCL NVDR	34,250	76,148

CP ALL PCL	44,756	118,530

Energy Absolute PCL NVDR	13,200	20,716

Home Product Center PCL NVDR	126,100	70,502

Indorama Ventures PCL NVDR	47,000	49,943

VGI PCL NVDR	175,400	56,488

Total Thailand		836,551

Turkey – 0.5%

BIM Birlesik Magazalar AS	9,022	78,484

Eregli Demir ve Celik Fabrikalari T.A.S.	108,739	131,916

Ford Otomotiv Sanayi AS	3,730	39,239

Iskenderun Demir ve Celik AS	18,299	19,931

KOC Holding AS	23,949	80,204

Total Turkey		349,774

United Kingdom – 11.3%

Ashmore Group PLC	79,720	497,089

Ashtead Group PLC	19,594	546,658

British American Tobacco PLC	106,185	3,935,366

Countryside Properties PLC(b)	36,348	150,500

Croda International PLC	5,513	330,172

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2019

Investments	Shares	Value

Diploma PLC	5,051	$103,511

Electrocomponents PLC	21,653	171,785

Fevertree Drinks PLC	1,500	44,788

Halma PLC	8,785	213,376

Hargreaves Lansdown PLC	24,417	625,551

Hays PLC	193,551	359,677

Howden Joinery Group PLC	41,042	283,428

JD Sports Fashion PLC	9,809	90,826

NMC Health PLC	1,990	66,457

Pagegroup PLC	37,361	202,207

Redrow PLC	44,055	335,506

Rightmove PLC	35,097	238,135

Softcat PLC	6,758	83,445

Unite Group PLC (The)	17,507	235,587

Total United Kingdom		8,514,064
TOTAL COMMON STOCKS (Cost: $68,414,724)		75,300,488

EXCHANGE-TRADED FUNDS – 0.0%

United States – 0.0%

WisdomTree Emerging Markets High Dividend Fund(a)(c)	167	6,899

WisdomTree International Equity Fund(c)	210	10,441
TOTAL EXCHANGE-TRADED FUNDS (Cost: $17,252)		17,340

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%

United States – 4.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $3,410,339)(e)	3,410,339	3,410,339

TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $71,842,315)		78,728,167

Other Assets less Liabilities – (4.1)%		(3,089,777)

NET ASSETS – 100.0%		$75,638,390
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,199,858 and the total market value of the collateral held by the Fund was $7,639,885. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,229,546.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/3/2019	8,190	USD	64,218	HKD	$—	$(2)
Citibank N.A.	10/2/2019	7,143	USD	108,420	ZAR	—	(7)
						$—	$(9)

CURRENCY LEGEND
HKD	Hong Kong dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 11.3%

Abacus Property Group	85,834	$226,932

BWP Trust	89,943	239,615

Charter Hall Group	56,509	444,010

Charter Hall Retail REIT	66,254	189,911

Cromwell Property Group(a)	370,609	317,446

Dexus	124,835	1,004,446

Goodman Group	128,995	1,233,669

GPT Group (The)	234,611	974,717

Growthpoint Properties Australia Ltd.	105,943	308,678

LendLease Group(a)	55,422	656,381

Mirvac Group	462,899	955,338

Scentre Group	787,722	2,087,926

Shopping Centres Australasia Property Group	113,579	199,935

Stockland(a)	417,980	1,282,675

Vicinity Centres	614,396	1,064,955

Viva Energy REIT	116,713	224,344

Total Australia		11,410,978

Austria – 0.6%

CA Immobilien Anlagen AG	6,916	245,421

IMMOFINANZ AG*	9,818	273,476

S IMMO AG	4,852	111,612

Total Austria		630,509

Belgium – 1.0%

Befimmo S.A.	3,355	206,290

Cofinimmo S.A.	2,847	401,011

Warehouses De Pauw CVA	2,338	429,232

Total Belgium		1,036,533

Brazil – 0.1%

Multiplan Empreendimentos Imobiliarios S.A.	17,569	121,685

Canada – 5.9%

Allied Properties Real Estate Investment Trust	9,124	369,164

Artis Real Estate Investment Trust	34,510	327,897

Boardwalk Real Estate Investment Trust	3,363	112,803

Canadian Apartment Properties REIT	10,086	414,943

Choice Properties Real Estate Investment Trust	27,794	303,131

Cominar Real Estate Investment Trust	32,241	320,705

Dream Global Real Estate Investment Trust	30,370	381,231

Dream Office Real Estate Investment Trust	6,857	153,350

First Capital Realty, Inc.	30,087	501,526

Granite Real Estate Investment Trust	6,059	293,569

H&R Real Estate Investment Trust	51,730	903,712

Killam Apartment Real Estate Investment Trust	8,055	121,859

Northview Apartment Real Estate Investment Trust	9,787	213,037

RioCan Real Estate Investment Trust	47,617	948,743

SmartCentres Real Estate Investment Trust	21,140	518,920

Tricon Capital Group, Inc.	11,099	85,171

Total Canada		5,969,761

Chile – 0.1%

Parque Arauco S.A.	42,653	121,831

China – 10.8%

Agile Group Holdings Ltd.	466,000	565,901

Central China Real Estate Ltd.	135,000	57,345

China Aoyuan Group Ltd.	210,000	237,875

China Jinmao Holdings Group Ltd.	999,000	572,175

China Overseas Land & Investment Ltd.	350,049	1,100,685

China Resources Land Ltd.	270,000	1,131,400

China SCE Group Holdings Ltd.	335,000	154,266

China South City Holdings Ltd.	388,800	46,124

China Vanke Co., Ltd. Class H	154,400	537,684

CIFI Holdings Group Co., Ltd.	655,900	383,195

Country Garden Holdings Co., Ltd.(a)	1,058,000	1,340,146

Future Land Development Holdings Ltd.*(a)	186,000	162,288

Greentown China Holdings Ltd.(a)	54,000	43,741

Guangzhou R&F Properties Co., Ltd. Class H(a)	274,800	415,737

Hopson Development Holdings Ltd.	122,000	122,009

Kaisa Group Holdings Ltd.*	297,000	130,326

KWG Group Holdings Ltd.*	352,000	308,473

Logan Property Holdings Co., Ltd.	152,000	216,384

Longfor Group Holdings Ltd.(b)	166,500	622,299

Poly Property Group Co., Ltd.	320,000	111,437

Powerlong Real Estate Holdings Ltd.	360,000	253,948

Shenzhen Investment Ltd.	670,000	246,996

Shimao Property Holdings Ltd.	189,500	553,556

Shui On Land Ltd.	563,000	112,034

Sino-Ocean Group Holding Ltd.	753,700	255,739

Sunac China Holdings Ltd.	148,900	598,305

Times China Holdings Ltd.(a)	95,000	147,843

Yuexiu Property Co., Ltd.	1,090,000	236,370

Yuzhou Properties Co., Ltd.	521,000	207,353

Total China		10,871,634

Finland – 0.4%

Citycon Oyj(a)	35,432	371,794

France – 8.4%

Covivio	12,213	1,292,849

Gecina S.A.	7,788	1,224,327

ICADE	11,057	989,058

Klepierre S.A.	54,547	1,852,996

Mercialys S.A.	18,740	249,250

Nexity S.A.	7,977	379,864

Unibail-Rodamco-Westfield	17,245	2,514,567

Total France		8,502,911

Germany – 4.5%

alstria office REIT-AG	18,447	316,546

Deutsche Euroshop AG	8,450	238,412

Deutsche Wohnen SE Bearer Shares	18,493	675,194

LEG Immobilien AG	5,194	594,562

PATRIZIA AG	3,955	73,515

TAG Immobilien AG*	11,854	270,612

TLG Immobilien AG	10,143	275,895

Vonovia SE	42,394	2,151,445

Total Germany		4,596,181

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2019

Investments	Shares	Value

Hong Kong – 19.0%

Champion REIT	727,000	$470,175

Hang Lung Group Ltd.	117,649	292,944

Hang Lung Properties Ltd.	572,283	1,299,415

Henderson Land Development Co., Ltd.	528,915	2,462,612

Hui Xian REIT	963,634	433,158

Hysan Development Co., Ltd.	97,115	391,463

Joy City Property Ltd.	320,000	33,880

Kowloon Development Co., Ltd.	86,000	102,462

Link REIT	190,115	2,096,518

New World Development Co., Ltd.	1,169,054	1,518,097

Sino Land Co., Ltd.	677,735	1,018,409

Sun Hung Kai Properties Ltd.	294,310	4,234,784

Sunlight Real Estate Investment Trust	228,000	152,399

Swire Pacific Ltd. Class A	63,778	593,490

Swire Pacific Ltd. Class B	262,500	383,735

Swire Properties Ltd.	432,341	1,356,684

Wharf Holdings Ltd. (The)	476,872	1,040,196

Wheelock & Co., Ltd.	178,231	1,015,131

Yuexiu Real Estate Investment Trust	491,000	314,414

Total Hong Kong		19,209,966

Ireland – 0.2%

Green REIT PLC	62,448	129,762

Hibernia REIT PLC	36,876	59,097

Total Ireland		188,859

Israel – 1.7%

Alony Hetz Properties & Investments Ltd.	14,723	215,393

Amot Investments Ltd.	55,120	408,032

Azrieli Group Ltd.	7,450	585,146

Gazit-Globe Ltd.	23,958	241,455

Melisron Ltd.	3,910	252,545

Total Israel		1,702,571

Japan – 7.5%

Aeon Mall Co., Ltd.	10,230	161,389

Daibiru Corp.	5,400	55,262

Daito Trust Construction Co., Ltd.(a)	7,800	996,697

Daiwa House Industry Co., Ltd.(a)	55,800	1,810,176

Hulic Co., Ltd.	37,400	382,392

Ichigo, Inc.	20,400	82,110

Invesco Office J-REIT, Inc.	807	160,466

Invincible Investment Corp.	773	477,068

Katitas Co., Ltd.(a)	1,800	73,949

Mitsubishi Estate Co., Ltd.	51,389	990,929

Mitsui Fudosan Co., Ltd.	42,308	1,048,745

Nomura Real Estate Holdings, Inc.(a)	15,465	333,984

Open House Co., Ltd.(a)	6,200	147,664

Relo Group, Inc.	3,000	73,504

Sumitomo Realty & Development Co., Ltd.	8,679	330,296

Tokyo Tatemono Co., Ltd.	15,500	217,710

Tokyu Fudosan Holdings Corp.(a)	36,468	232,491

Total Japan		7,574,832

Malaysia – 0.5%

IGB Real Estate Investment Trust	237,200	115,569

IOI Properties Group Bhd	165,275	45,000

Pavilion Real Estate Investment Trust	87,900	37,998

Sime Darby Property Bhd	366,200	73,467

SP Setia Bhd	161,375	52,417

Sunway Bhd	202,429	83,157

Sunway Real Estate Investment Trust	162,896	74,698

Total Malaysia		482,306

Mexico – 1.4%

Concentradora Fibra Danhos S.A. de C.V.	126,086	175,425

Fibra Uno Administracion S.A. de C.V.	599,373	875,502

PLA Administradora Industrial S de RL de C.V.	191,948	296,808

Prologis Property Mexico S.A. de C.V.	57,850	120,247

Total Mexico		1,467,982

Netherlands – 0.4%

Eurocommercial Properties N.V. CVA	8,167	227,577

Wereldhave N.V.(a)	8,096	180,056

Total Netherlands		407,633

New Zealand – 0.6%

Goodman Property Trust	164,007	227,792

Kiwi Property Group Ltd.	207,953	217,763

Precinct Properties New Zealand Ltd.	135,867	158,889

Total New Zealand		604,444

Norway – 0.3%

Entra ASA(b)	17,805	279,442

Philippines – 0.5%

Altus San Nicolas Corp.*†	2,084	209

Ayala Land, Inc.	206,800	197,304

Megaworld Corp.	535,400	45,142

Robinsons Land Corp.	108,247	51,168

SM Prime Holdings, Inc.	268,875	192,980

Total Philippines		486,803

Russia – 0.1%

LSR Group PJSC GDR Reg S	66,445	144,186

Singapore – 10.4%

Ascendas Real Estate Investment Trust	445,484	1,005,069

Ascott Residence Trust	347,788	331,969

Bukit Sembawang Estates Ltd.	19,100	66,986

CapitaLand Commercial Trust	458,175	685,821

CapitaLand Ltd.	416,089	1,062,112

CapitaLand Mall Trust	485,186	922,727

CapitaLand Retail China Trust	194,495	215,183

CDL Hospitality Trusts(a)	194,600	230,779

City Developments Ltd.	54,503	387,027

Frasers Centrepoint Trust	136,118	269,696

Frasers Logistics & Industrial Trust	247,899	222,283

GuocoLand Ltd.	109,800	159,591

Ho Bee Land Ltd.	66,200	111,538

Keppel DC REIT(a)	153,000	211,317

Keppel REIT	422,800	385,225

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2019

Investments	Shares	Value

Manulife US Real Estate Investment Trust	186,000	$165,540

Mapletree Commercial Trust	414,992	687,202

Mapletree Industrial Trust	286,918	504,166

Mapletree Logistics Trust	516,675	605,260

Mapletree North Asia Commercial Trust	631,400	602,681

OUE Ltd.	68,400	72,213

Parkway Life Real Estate Investment Trust	72,500	164,094

SPH REIT	157,200	123,905

Starhill Global REIT	359,384	193,608

Suntec Real Estate Investment Trust	361,528	496,712

United Engineers Ltd.	20,200	36,956

UOL Group Ltd.	55,500	300,998

Wing Tai Holdings Ltd.	29,300	43,434

Yanlord Land Group Ltd.	280,200	237,063

Total Singapore		10,501,155

South Africa – 2.1%

Growthpoint Properties Ltd.(a)	642,982	979,580

Hyprop Investments Ltd.	49,236	200,808

Redefine Properties Ltd.	1,300,149	671,404

Vukile Property Fund Ltd.	178,885	224,160

Total South Africa		2,075,952

Spain – 0.6%

Inmobiliaria Colonial Socimi S.A.	24,203	292,094

Merlin Properties Socimi S.A.	24,487	341,972

Total Spain		634,066

Sweden – 2.3%

Atrium Ljungberg AB Class B	9,898	218,957

Castellum AB	24,906	533,981

Fabege AB	16,463	271,588

Hemfosa Fastigheter AB	17,176	174,168

Hufvudstaden AB Class A	14,433	261,587

Klovern AB Class B	87,300	163,108

Kungsleden AB	24,163	219,705

Sagax AB Class B	11,858	136,283

Wallenstam AB Class B	16,895	191,767

Wihlborgs Fastigheter AB	11,354	184,765

Total Sweden		2,355,909

Switzerland – 1.8%

Allreal Holding AG Registered Shares*	1,702	327,377

PSP Swiss Property AG Registered Shares	4,435	563,520

Swiss Prime Site AG Registered Shares*	9,095	890,665

Total Switzerland		1,781,562

Taiwan – 0.3%

Highwealth Construction Corp.	179,110	288,082

Thailand – 0.7%

Central Pattana PCL NVDR	64,074	142,457

Land & Houses PCL NVDR	725,311	227,660

MBK PCL NVDR	68,700	50,315

Pruksa Holding PCL NVDR	94,300	51,490

Quality Houses PCL NVDR	1,018,100	87,879

WHA Corp. PCL NVDR	756,100	117,673

Total Thailand		677,474

Turkey – 0.1%

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	483,339	118,984

United Kingdom – 6.0%

Assura PLC	266,522	234,174

Big Yellow Group PLC	13,950	178,610

British Land Co. PLC (The)	131,821	949,966

Capital & Counties Properties PLC	18,745	54,330

CLS Holdings PLC	34,070	99,923

Derwent London PLC	6,463	268,399

Great Portland Estates PLC	12,511	115,630

Hammerson PLC	115,176	402,517

Land Securities Group PLC	102,775	1,084,627

Londonmetric Property PLC	80,176	214,793

NewRiver REIT PLC(a)	62,262	149,154

Primary Health Properties PLC	78,203	127,786

Safestore Holdings PLC	14,709	121,172

Savills PLC	14,139	153,327

Secure Income REIT PLC	25,970	144,653

Segro PLC	75,278	752,139

Shaftesbury PLC	14,675	164,293

St. Modwen Properties PLC	9,414	50,348

Tritax Big Box REIT PLC	170,233	313,828

Unite Group PLC (The)	21,021	282,873

Workspace Group PLC	13,154	156,018

Total United Kingdom		6,018,560
TOTAL COMMON STOCKS (Cost: $95,881,146)		100,634,585

RIGHTS – 0.0%

Singapore – 0.0%

Keppel DC REIT, expiring 10/7/19*	16,065	2,324

Manulife US Real Estate Investment Trust, expiring 10/10/19*	9,672	290
TOTAL RIGHTS (Cost: $0)		2,614

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%

United States – 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $4,869,315)(d)	4,869,315	4,869,315

TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $100,750,461)		105,506,514

Other Assets less Liabilities – (4.4)%		(4,434,186)

NET ASSETS – 100.0%		$101,072,328
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $209, which represent less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2019

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,354,041 and the total market value of the collateral held by the Fund was $7,854,577. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,985,262.

CVA – Certificaten Van Aandelen (Certificate of Stock)

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	10/3/2019	26,737	USD	209,620	HKD	$—	$(2)

CURRENCY LEGEND
HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 3.6%

AGL Energy Ltd.	3,427	$44,285

Alumina Ltd.	22,955	36,692

APA Group(a)	4,299	33,228

ASX Ltd.	1,164	63,645

Aurizon Holdings Ltd.	17,039	67,803

Australia & New Zealand Banking Group Ltd.	11,590	222,937

Bank of Queensland Ltd.(a)	2,663	17,817

Bendigo & Adelaide Bank Ltd.(a)	3,625	28,092

BHP Group Ltd.	12,763	316,086

BHP Group PLC	9,758	208,317

Boral Ltd.	4,342	14,144

Coca-Cola Amatil Ltd.	3,151	22,633

Commonwealth Bank of Australia	7,320	399,056

Crown Resorts Ltd.	3,080	25,032

Fortescue Metals Group Ltd.(a)	15,901	94,375

Harvey Norman Holdings Ltd.(a)	9,033	27,598

Insurance Australia Group Ltd.(a)	10,250	54,614

Macquarie Group Ltd.	1,285	113,603

Mineral Resources Ltd.(a)	496	4,476

National Australia Bank Ltd.	13,522	270,861

Rio Tinto Ltd.	1,763	110,190

Sonic Healthcare Ltd.	2,083	39,407

South32 Ltd.	18,187	32,138

Suncorp Group Ltd.	5,911	54,422

Sydney Airport	14,150	76,634

Tabcorp Holdings Ltd.	10,363	33,898

Telstra Corp., Ltd.	47,828	113,224

Transurban Group	9,598	95,094

Wesfarmers Ltd.	4,790	128,578

Westpac Banking Corp.	14,993	299,720

Whitehaven Coal Ltd.(a)	4,174	8,755

Woodside Petroleum Ltd.	2,883	62,961

Woolworths Group Ltd.	4,017	101,001

Total Australia		3,221,316

Austria – 0.1%

Lenzing AG	145	13,966

Oesterreichische Post AG	713	25,030

Vienna Insurance Group AG Wiener Versicherung Gruppe	257	6,696

Voestalpine AG	607	13,950

Total Austria		59,642

Belgium – 1.0%

Ageas	1,069	59,297

Anheuser-Busch InBev S.A./N.V.	6,773	645,503

bpost S.A.	1,783	18,703

Cofinimmo S.A.	296	41,693

KBC Group N.V.	1,124	73,057

Proximus SADP	2,315	68,774

Total Belgium		907,027

Brazil – 0.3%

Banco Bradesco S.A.	4,542	34,075

Banco do Brasil S.A.	3,900	42,592

Banco Santander Brasil S.A.	3,315	36,076

BB Seguridade Participacoes S.A.	4,484	37,709

CCR S.A.	9,198	38,091

Cielo S.A.	13,370	25,678

Engie Brasil Energia S.A.	3,661	39,015

Itau Unibanco Holding S.A.	3,505	25,345

Ultrapar Participacoes S.A.	3,900	17,312

Total Brazil		295,893

Canada – 2.9%

AltaGas Ltd.(a)	1,711	25,135

ARC Resources Ltd.(a)	1,452	6,920

Bank of Montreal	1,941	143,053

Bank of Nova Scotia (The)	2,724	154,820

BCE, Inc.	4,206	203,565

Canadian Imperial Bank of Commerce(a)	1,566	129,290

CI Financial Corp.	1,381	20,162

Emera, Inc.(a)	1,671	73,403

Enbridge, Inc.	8,391	294,699

Fortis, Inc.	1,022	43,234

Great-West Lifeco, Inc.	3,591	86,276

Hydro One Ltd.(a)(b)	2,535	46,890

IGM Financial, Inc.(a)	1,328	37,734

Inter Pipeline Ltd.	3,235	56,808

Keyera Corp.	1,180	28,671

Manulife Financial Corp.(a)	5,088	93,382

National Bank of Canada	1,144	56,958

Norbord, Inc.	1,022	24,516

Pembina Pipeline Corp.	2,408	89,318

Power Corp. of Canada	1,954	45,042

Power Financial Corp.(a)	2,634	61,115

Royal Bank of Canada	3,597	291,971

Shaw Communications, Inc. Class B	1,829	35,958

Sun Life Financial, Inc.	1,207	54,005

TC Energy Corp.(a)	3,599	186,474

TELUS Corp.	2,247	80,020

Toronto-Dominion Bank (The)	4,593	267,983

Vermilion Energy, Inc.(a)	823	13,719

Total Canada		2,651,121

Chile – 0.1%

Banco Santander Chile	735,747	51,902

Enel Americas S.A.	204,301	37,454

Enel Chile S.A.	159,047	13,766

Total Chile		103,122

China – 2.8%

Agile Group Holdings Ltd.	22,000	26,716

Agricultural Bank of China Ltd. Class H	155,074	60,729

Bank of China Ltd. Class H	474,366	186,372

Bank of Communications Co., Ltd. Class H	145,125	94,783

Beijing Enterprises Water Group Ltd.*	48,000	24,553

China Cinda Asset Management Co., Ltd. Class H	160,000	31,431

China CITIC Bank Corp., Ltd. Class H	71,000	37,857

China Construction Bank Corp. Class H	632,536	482,507

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

China Everbright Bank Co., Ltd. Class H	36,000	$15,338

China Jinmao Holdings Group Ltd.	42,000	24,055

China Mobile Ltd.	32,500	268,850

China Petroleum & Chemical Corp. Class H	322,000	191,407

China Resources Cement Holdings Ltd.	20,000	20,053

China Resources Power Holdings Co., Ltd.	15,575	18,894

China Shenhua Energy Co., Ltd. Class H	25,500	51,199

China Vanke Co., Ltd. Class H	7,400	25,770

CIFI Holdings Group Co., Ltd.	40,000	23,369

CNOOC Ltd.	95,415	145,568

Country Garden Holdings Co., Ltd.(a)	46,000	58,267

Dongfeng Motor Group Co., Ltd. Class H	24,000	22,808

Guangdong Investment Ltd.	22,000	43,049

Guangzhou Automobile Group Co., Ltd. Class H(a)	30,000	28,701

Industrial & Commercial Bank of China Ltd. Class H	432,000	289,308

Kingboard Holdings Ltd.	10,500	27,792

Kingboard Laminates Holdings Ltd.	14,500	13,077

KWG Group Holdings Ltd.*	24,000	21,032

Lenovo Group Ltd.	46,000	30,689

Logan Property Holdings Co., Ltd.	8,000	11,389

Longfor Group Holdings Ltd.(b)	8,000	29,900

Shimao Property Holdings Ltd.	12,500	36,514

Sino-Ocean Group Holding Ltd.	47,775	16,211

Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	11,634

Weichai Power Co., Ltd. Class H	18,000	25,946

WH Group Ltd.(b)	58,000	51,938

Xinyi Glass Holdings Ltd.	24,000	26,420

Yanzhou Coal Mining Co., Ltd. Class H(a)	20,000	20,308

Yuexiu Property Co., Ltd.	112,000	24,288

Total China		2,518,722

Czech Republic – 0.1%

CEZ AS	1,921	42,387

Komercni Banka AS	668	22,568

O2 Czech Republic AS	686	6,199

Total Czech Republic		71,154

Denmark – 0.2%

Danske Bank A/S	4,063	56,585

ISS A/S	780	19,305

Pandora A/S	606	24,325

Tryg A/S	1,562	44,772

Total Denmark		144,987

Finland – 0.8%

Elisa Oyj	959	49,452

Fortum Oyj	4,402	104,092

Kesko Oyj Class B	339	21,421

Kone Oyj Class B	1,369	77,967

Metso Oyj	881	32,915

Nokia Oyj	20,055	101,667

Nokian Renkaat Oyj	741	20,907

Nordea Bank Abp	20,021	142,153

Sampo Oyj Class A	2,140	85,109

UPM-Kymmene Oyj	2,468	72,969

Total Finland		708,652

France – 3.0%

ALD S.A.(b)	1,259	17,981

Amundi S.A.(b)	514	35,863

AXA S.A.	7,033	179,647

BNP Paribas S.A.	4,547	221,435

Bouygues S.A.	1,642	65,787

Cie de Saint-Gobain	1,716	67,348

Cie Generale des Etablissements Michelin SCA	524	58,498

CNP Assurances	2,615	50,546

Credit Agricole S.A.	8,744	106,194

Engie S.A.	11,365	185,604

Eutelsat Communications S.A.	1,076	20,030

ICADE	515	46,067

Klepierre S.A.	1,223	41,546

Lagardere SCA	1,065	23,570

Metropole Television S.A.	1,088	17,851

Natixis S.A.	12,180	50,525

Orange S.A.	10,835	170,038

Publicis Groupe S.A.	733	36,056

Renault S.A.	1,317	75,609

Sanofi	4,308	399,491

SCOR SE	963	39,779

Societe Generale S.A.	2,947	80,770

Suez	2,331	36,658

TOTAL S.A.	9,888	516,195

Unibail-Rodamco-Westfield	417	60,805

Veolia Environnement S.A.	2,162	54,824

Total France		2,658,717

Germany – 2.5%

1&1 Drillisch AG	642	20,018

Allianz SE Registered Shares	1,303	303,781

Axel Springer SE*	340	23,352

BASF SE	3,255	227,536

Bayerische Motoren Werke AG	2,495	175,688

Daimler AG Registered Shares	6,269	311,788

Deutsche Lufthansa AG Registered Shares	1,535	24,399

Deutsche Post AG Registered Shares	3,972	132,701

Deutsche Telekom AG Registered Shares	15,609	261,959

E.ON SE	7,811	75,950

Evonik Industries AG	1,773	43,781

Freenet AG	1,219	25,104

Hannover Rueck SE	364	61,549

Hugo Boss AG	427	22,880

METRO AG	1,485	23,442

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	525	135,877

ProSiebenSat.1 Media SE	1,632	22,489

Siemens AG Registered Shares	2,595	277,956

Talanx AG	934	40,363

Telefonica Deutschland Holding AG	18,568	51,781

TUI AG	1,813	21,080

Total Germany		2,283,474

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

Hong Kong – 0.8%

Bank of East Asia Ltd. (The)	4,524	$11,138

BOC Hong Kong Holdings Ltd.	26,500	89,918

CLP Holdings Ltd.	7,000	73,532

Hang Lung Properties Ltd.	13,472	30,589

Hang Seng Bank Ltd.	4,600	99,166

Henderson Land Development Co., Ltd.	12,100	56,337

Hysan Development Co., Ltd.	6,000	24,186

New World Development Co., Ltd.	43,472	56,451

PCCW Ltd.	39,000	21,890

Power Assets Holdings Ltd.	10,000	67,161

Sino Land Co., Ltd.	26,000	39,069

SJM Holdings Ltd.	19,000	18,056

Sun Hung Kai Properties Ltd.	7,500	107,916

Wharf Holdings Ltd. (The)	12,519	27,308

Total Hong Kong		722,717

India – 0.3%

Bharat Petroleum Corp., Ltd.	7,805	51,773

Bharti Infratel Ltd.	6,322	22,953

Coal India Ltd.	13,880	39,142

Hindustan Petroleum Corp., Ltd.	6,703	28,536

Indian Oil Corp., Ltd.	24,900	51,789

Vedanta Ltd.	23,757	51,675

Total India		245,868

Indonesia – 0.2%

Adaro Energy Tbk PT	255,300	23,201

Gudang Garam Tbk PT	4,400	16,234

Telekomunikasi Indonesia Persero Tbk PT	342,500	103,993

Total Indonesia		143,428

Israel – 0.0%

Bank Leumi Le-Israel BM	2,651	18,869

Italy – 1.5%

ACEA SpA	1,398	27,922

Assicurazioni Generali SpA	5,332	103,354

Azimut Holding SpA	1,601	30,056

Banca Mediolanum SpA	3,670	27,567

De’ Longhi SpA	529	9,977

Enel SpA	46,105	344,356

Eni SpA	15,697	240,162

Hera SpA	10,369	42,572

Intesa Sanpaolo SpA	101,408	240,512

Mediobanca Banca di Credito Finanziario SpA	2,709	29,593

Poste Italiane SpA(b)	5,346	60,788

Snam SpA	20,552	103,828

Telecom Italia SpA RSP	52,535	28,729

Terna Rete Elettrica Nazionale SpA	10,468	67,264

UnipolSai Assicurazioni SpA(a)	13,981	37,191

Total Italy		1,393,871

Japan – 2.3%

Amada Holdings Co., Ltd.(a)	2,300	24,772

Aozora Bank Ltd.	833	20,826

Bridgestone Corp.	2,100	81,299

Canon, Inc.	5,300	141,358

Chugoku Electric Power Co., Inc. (The)(a)	2,400	30,845

Daito Trust Construction Co., Ltd.(a)	200	25,556

Daiwa Securities Group, Inc.(a)	5,301	23,612

ITOCHU Corp.(a)	4,742	97,889

Japan Exchange Group, Inc.(a)	1,200	18,865

Japan Post Holdings Co., Ltd.	12,100	111,400

Japan Tobacco, Inc.	7,800	170,759

JFE Holdings, Inc.	1,900	22,855

Marubeni Corp.(a)	6,069	40,303

Mitsubishi Corp.(a)	3,200	78,494

Mizuho Financial Group, Inc.	62,200	95,307

MS&AD Insurance Group Holdings, Inc.(a)	1,400	45,339

Nissan Motor Co., Ltd.(a)	18,800	117,262

Nomura Holdings, Inc.(a)	13,500	57,198

NTT DOCOMO, Inc.(a)	10,900	277,656

Resona Holdings, Inc.(a)	6,200	26,561

Sankyo Co., Ltd.	500	17,187

Sekisui House Ltd.	2,600	51,122

Subaru Corp.(a)	2,600	73,134

Sumitomo Chemical Co., Ltd.	4,600	20,643

Sumitomo Corp.(a)	4,986	77,875

Sumitomo Mitsui Financial Group, Inc.(a)	3,200	109,406

Takeda Pharmaceutical Co., Ltd.	2,600	88,772

Tokyo Electron Ltd.(a)	700	133,199

Total Japan		2,079,494

Malaysia – 0.2%

CIMB Group Holdings Bhd	36,700	44,089

DiGi.Com Bhd	34,900	39,593

Malayan Banking Bhd	33,600	68,291

Maxis Bhd	29,200	39,054

Sime Darby Bhd	38,900	20,904

YTL Power International Bhd	34,090	6,025

Total Malaysia		217,956

Mexico – 0.1%

Concentradora Fibra Danhos S.A. de C.V.	17,140	23,847

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,903	27,921

Grupo Mexico S.A.B. de C.V. Series B	21,912	51,206

Nemak S.A.B. de C.V.(b)	10,246	4,619

Total Mexico		107,593

Netherlands – 0.5%

ABN AMRO Bank N.V. CVA(b)	3,457	60,961

Aegon N.V.	8,900	37,035

ASR Nederland N.V.	468	17,281

Boskalis Westminster(a)	655	13,667

ING Groep N.V.	14,104	147,673

Koninklijke Ahold Delhaize N.V.	3,562	89,141

NN Group N.V.	1,565	55,519

Randstad N.V.(a)	771	37,900

Signify N.V.(b)	916	25,195

Total Netherlands		484,372

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

New Zealand – 0.2%

Mercury NZ Ltd.	11,749	$36,910

Meridian Energy Ltd.	19,195	62,588

Spark New Zealand Ltd.	17,317	47,887

Total New Zealand		147,385

Norway – 0.6%

DNB ASA	4,093	72,189

Equinor ASA	9,055	172,460

Gjensidige Forsikring ASA	2,053	40,751

Mowi ASA	2,714	62,698

Norsk Hydro ASA	7,139	25,143

Orkla ASA	2,954	26,907

Salmar ASA	454	19,937

Telenor ASA	6,861	137,847

Total Norway		557,932

Philippines – 0.0%

Manila Electric Co.	3,150	22,487

Poland – 0.1%

Bank Polska Kasa Opieki S.A.	1,591	40,637

Powszechny Zaklad Ubezpieczen S.A.	3,526	32,875

Total Poland		73,512

Portugal – 0.2%

EDP – Energias de Portugal S.A.	17,731	68,854

Galp Energia, SGPS, S.A.	2,885	43,483

Jeronimo Martins, SGPS, S.A.	3,195	53,920

Navigator Co. S.A. (The)	6,178	22,105

Total Portugal		188,362

Russia – 1.7%

Gazprom PJSC ADR	40,219	277,672

Lukoil PJSC ADR	2,739	226,625

Magnit PJSC GDR Reg S	2,758	36,033

MMC Norilsk Nickel PJSC ADR	10,852	277,811

Mobile TeleSystems PJSC ADR	6,930	56,133

Novolipetsk Steel PJSC GDR Reg S	2,135	46,372

PhosAgro PJSC GDR Reg S	1,416	18,082

Rosneft Oil Co. PJSC GDR Reg S	6,542	41,973

Sberbank of Russia PJSC ADR	17,285	245,015

Severstal PJSC GDR Reg S	4,670	67,015

Tatneft PJSC ADR	3,104	197,104

VTB Bank PJSC GDR Reg S	20,361	26,368

X5 Retail Group N.V. GDR Reg S	1,365	47,748

Total Russia		1,563,951

Singapore – 0.8%

CapitaLand Ltd.	9,100	23,229

ComfortDelGro Corp., Ltd.	8,700	15,099

DBS Group Holdings Ltd.	7,100	128,354

Frasers Property Ltd.	29,500	37,331

Jardine Cycle & Carriage Ltd.	1,500	32,540

Keppel Corp., Ltd.	7,700	33,018

Oversea-Chinese Banking Corp., Ltd.	11,943	93,789

Singapore Airlines Ltd.	6,600	43,622

Singapore Technologies Engineering Ltd.	12,000	33,321

Singapore Telecommunications Ltd.	75,800	169,918

United Overseas Bank Ltd.	4,213	78,173

Venture Corp., Ltd.	2,000	22,142

Total Singapore		710,536

South Africa – 0.7%

Absa Group Ltd.	5,194	52,367

AVI Ltd.	3,250	17,634

Exxaro Resources Ltd.	2,154	18,553

FirstRand Ltd.(a)	17,615	72,249

Foschini Group Ltd. (The)	1,778	19,168

Imperial Logistics Ltd.	1,872	6,441

Kumba Iron Ore Ltd.(a)	851	21,017

MTN Group Ltd.(a)	15,918	101,098

Nedbank Group Ltd.	1,932	28,901

Netcare Ltd.	11,162	12,920

RMB Holdings Ltd.(a)	4,949	24,513

Sanlam Ltd.	8,914	43,845

SPAR Group Ltd. (The)	1,310	16,503

Standard Bank Group Ltd.	7,639	88,010

Tiger Brands Ltd.	1,003	13,929

Truworths International Ltd.	4,509	15,761

Vodacom Group Ltd.	5,483	43,264

Total South Africa		596,173

South Korea – 0.3%

Doosan Corp.	105	9,305

KT&G Corp.	772	68,090

Lotte Chemical Corp.	127	25,057

S-Oil Corp.	264	21,938

SK Innovation Co., Ltd.	308	42,744

SK Telecom Co., Ltd.	248	50,071

Woongjin Coway Co., Ltd.	317	22,420

Total South Korea		239,625

Spain – 1.9%

Acerinox S.A.	2,484	21,253

ACS Actividades de Construccion y Servicios S.A.	1,548	61,869

Aena SME S.A.(b)	573	104,947

Banco Bilbao Vizcaya Argentaria S.A.	17,567	91,554

Banco de Sabadell S.A.	18,901	18,343

Banco Santander S.A.	52,296	213,030

CaixaBank S.A.	15,127	39,744

Enagas S.A.	1,663	38,545

Endesa S.A.	6,635	174,616

Ferrovial S.A.	2,668	77,108

Iberdrola S.A.	30,585	317,966

Mapfre S.A.	15,467	41,666

Mediaset Espana Comunicacion S.A.	2,515	16,215

Naturgy Energy Group S.A.	4,409	116,995

Red Electrica Corp. S.A.	3,190	64,808

Repsol S.A.	7,699	120,362

Telefonica S.A.	22,050	168,296

Total Spain		1,687,317

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

Sweden – 0.8%

Atlas Copco AB Class A	3,029	$93,407

Axfood AB	742	15,780

Electrolux AB Series B	1,112	26,397

Hennes & Mauritz AB Class B	7,152	138,819

ICA Gruppen AB	801	37,051

Skandinaviska Enskilda Banken AB Class A	9,536	87,755

Skanska AB Class B	2,454	49,768

Svenska Handelsbanken AB Class A	6,411	60,105

Swedbank AB Class A	5,159	74,351

Swedish Match AB	525	21,738

Tele2 AB Class B(a)	2,785	41,497

Telia Co. AB	18,167	81,429

Total Sweden		728,097

Switzerland – 2.6%

ABB Ltd. Registered Shares	7,382	145,175

Adecco Group AG Registered Shares	754	41,755

Baloise Holding AG Registered Shares	376	67,421

Kuehne + Nagel International AG Registered Shares	586	86,388

LafargeHolcim Ltd. Registered Shares*	2,256	111,132

Novartis AG Registered Shares	7,452	646,739

Roche Holding AG Genusschein	2,054	598,289

Swiss Re AG	1,346	140,519

Swisscom AG Registered Shares	252	124,414

UBS Group AG Registered Shares*	10,505	119,362

Zurich Insurance Group AG	619	237,134

Total Switzerland		2,318,328

Taiwan – 1.9%

Asustek Computer, Inc.	7,486	49,827

AU Optronics Corp.	174,000	44,083

Catcher Technology Co., Ltd.	5,000	37,873

Cathay Financial Holding Co., Ltd.	50,000	65,916

Cheng Shin Rubber Industry Co., Ltd.	17,197	25,387

China Development Financial Holding Corp.	134,000	39,909

China Steel Corp.	57,000	42,257

Chunghwa Telecom Co., Ltd.	23,000	82,290

Compal Electronics, Inc.	26,000	15,001

CTBC Financial Holding Co., Ltd.	93,480	62,070

Delta Electronics, Inc.	12,000	51,250

Far EasTone Telecommunications Co., Ltd.	10,000	23,369

First Financial Holding Co., Ltd.	75,117	52,782

Formosa Chemicals & Fibre Corp.	36,000	100,604

Formosa Petrochemical Corp.	12,000	37,983

Formosa Plastics Corp.	35,000	106,609

Fubon Financial Holding Co., Ltd.	43,195	62,026

Hotai Motor Co., Ltd.	3,000	45,593

Innolux Corp.	105,000	22,337

Inventec Corp.	33,000	22,763

Mega Financial Holding Co., Ltd.	80,941	75,007

Nan Ya Plastics Corp.	50,000	112,331

Nanya Technology Corp.	11,000	28,542

Novatek Microelectronics Corp.	6,000	34,424

Pegatron Corp.	21,680	37,735

Pou Chen Corp.	29,000	37,156

President Chain Store Corp.	6,000	56,085

Quanta Computer, Inc.	22,210	40,519

SinoPac Financial Holdings Co., Ltd.	86,559	33,759

Taiwan Mobile Co., Ltd.	10,800	38,988

Uni-President Enterprises Corp.	48,000	115,728

United Microelectronics Corp.	101,000	43,624

WPG Holdings Ltd.	13,800	16,992

Yuanta Financial Holding Co., Ltd.	75,000	44,723

Total Taiwan		1,705,542

Thailand – 0.2%

Advanced Info Service PCL NVDR	7,700	55,387

Land & Houses PCL NVDR	82,500	25,895

PTT Global Chemical PCL NVDR	17,436	30,642

Siam Commercial Bank PCL (The) NVDR	9,700	37,423

Thai Oil PCL NVDR	11,000	25,086

Total Thailand		174,433

Turkey – 0.1%

Eregli Demir ve Celik Fabrikalari T.A.S.	18,825	22,837

Tupras Turkiye Petrol Rafinerileri AS	1,656	42,086

Turkcell Iletisim Hizmetleri AS	14,847	34,209

Total Turkey		99,132

United Kingdom – 6.8%

Admiral Group PLC	1,182	30,850

Anglo American PLC	5,168	119,168

Antofagasta PLC	3,985	44,147

AstraZeneca PLC	3,971	355,314

Aviva PLC	15,696	77,233

Babcock International Group PLC	1,992	13,697

BAE Systems PLC	13,186	92,620

Barratt Developments PLC	7,015	56,017

Bellway PLC	524	21,606

BP PLC	95,318	605,860

British American Tobacco PLC	11,672	432,581

British Land Co. PLC (The)	3,393	24,452

BT Group PLC	52,281	115,052

Centrica PLC	34,846	31,664

Direct Line Insurance Group PLC	4,302	15,915

Dixons Carphone PLC	8,072	11,832

Evraz PLC	14,535	83,754

Fresnillo PLC(a)	3,821	32,188

G4S PLC	6,412	14,950

GlaxoSmithKline PLC	24,614	529,169

Hammerson PLC	3,209	11,215

Hays PLC	8,380	15,573

HSBC Holdings PLC	77,525	596,706

Imperial Brands PLC	5,753	129,609

International Consolidated Airlines Group S.A.	6,746	39,302

ITV PLC	20,763	32,213

J Sainsbury PLC	9,935	26,910

John Wood Group PLC	2,538	11,882

Kingfisher PLC	7,763	19,783

Land Securities Group PLC	2,650	27,967

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

Legal & General Group PLC	30,511	$93,395

Lloyds Banking Group PLC	177,598	118,444

Man Group PLC	9,935	21,394

Marks & Spencer Group PLC	9,155	20,809

Micro Focus International PLC	1,474	20,649

National Grid PLC	17,788	193,314

Pennon Group PLC	2,339	23,837

Persimmon PLC	1,986	53,107

Rio Tinto PLC	6,389	331,381

Royal Dutch Shell PLC Class A	21,283	625,252

Royal Mail PLC	6,295	16,422

Schroders PLC	648	24,555

Severn Trent PLC	1,155	30,815

SSE PLC	7,538	115,695

St. James’s Place PLC	1,818	21,942

Standard Life Aberdeen PLC	12,896	45,419

Tate & Lyle PLC	1,950	17,686

Taylor Wimpey PLC	25,460	50,670

Unilever PLC	3,725	224,466

United Utilities Group PLC	4,396	44,735

Vodafone Group PLC	204,417	408,083

William Hill PLC	5,187	11,994

Total United Kingdom		6,133,293

United States – 57.4%

AbbVie, Inc.	11,702	886,075

Acadia Realty Trust	534	15,262

AES Corp.	5,150	84,151

Alexandria Real Estate Equities, Inc.	441	67,932

Alliant Energy Corp.	1,503	81,057

Altria Group, Inc.	18,235	745,811

Ameren Corp.	1,820	145,691

American Campus Communities, Inc.	1,014	48,753

American Electric Power Co., Inc.	3,698	346,466

American Financial Group, Inc.	352	37,963

Apartment Investment & Management Co. Class A	785	40,930

Apple Hospitality REIT, Inc.	3,444	57,102

Archer-Daniels-Midland Co.	3,382	138,899

AT&T, Inc.	79,364	3,003,134

AvalonBay Communities, Inc.	679	146,209

Avangrid, Inc.(a)	2,496	130,416

BB&T Corp.	3,797	202,646

Bed Bath & Beyond, Inc.(a)	1,395	14,843

BGC Partners, Inc. Class A	2,664	14,652

Boston Properties, Inc.	652	84,538

Brandywine Realty Trust	2,273	34,436

Brixmor Property Group, Inc.	3,489	70,792

Broadcom, Inc.	2,465	680,513

Camden Property Trust	488	54,173

Campbell Soup Co.(a)	2,288	107,353

Cardinal Health, Inc.	2,205	104,054

CenterPoint Energy, Inc.	4,021	121,354

CenturyLink, Inc.(a)	22,243	277,593

Chevron Corp.	14,321	1,698,471

Cincinnati Financial Corp.	655	76,419

Cinemark Holdings, Inc.	810	31,298

Cisco Systems, Inc.	26,671	1,317,814

CME Group, Inc.	1,964	415,072

CMS Energy Corp.	1,493	95,477

CNA Financial Corp.	3,019	148,686

Coca-Cola Co. (The)	29,395	1,600,264

Cogent Communications Holdings, Inc.	369	20,332

Colony Capital, Inc.	9,898	59,586

Columbia Property Trust, Inc.	1,307	27,643

Compass Minerals International, Inc.	375	21,184

Consolidated Edison, Inc.	2,328	219,926

CoreCivic, Inc.	1,266	21,876

CoreSite Realty Corp.	213	25,954

Coty, Inc. Class A(a)	6,810	71,573

Covanta Holding Corp.	2,115	36,568

Cracker Barrel Old Country Store, Inc.(a)	264	42,940

Crown Castle International Corp.	2,521	350,444

CubeSmart	1,219	42,543

Cummins, Inc.	981	159,579

CVR Energy, Inc.	1,197	52,704

Cypress Semiconductor Corp.	2,568	59,937

CyrusOne, Inc.(a)	448	35,437

Darden Restaurants, Inc.	749	88,547

Designer Brands, Inc. Class A	290	4,965

Digital Realty Trust, Inc.	1,130	146,685

Dominion Energy, Inc.	6,689	542,077

Domtar Corp.	514	18,406

DTE Energy Co.	1,159	154,101

Duke Energy Corp.	6,278	601,809

Duke Realty Corp.	1,535	52,144

Edison International	2,304	173,768

Emerson Electric Co.	3,910	261,423

Entergy Corp.	1,823	213,947

EPR Properties	802	61,642

Equity Residential	1,826	157,511

Erie Indemnity Co. Class A(a)	208	38,615

Essex Property Trust, Inc.	295	96,362

Eversource Energy	1,960	167,521

Exelon Corp.	6,655	321,503

Extended Stay America, Inc.	2,270	33,233

Extra Space Storage, Inc.	735	85,863

Exxon Mobil Corp.	33,077	2,335,567

Fastenal Co.	3,077	100,526

Federal Realty Investment Trust	394	53,639

Federated Investors, Inc. Class B	732	23,724

Fidelity National Financial, Inc.	1,355	60,176

First American Financial Corp.	557	32,869

First Hawaiian, Inc.	741	19,785

FirstEnergy Corp.	3,719	179,367

Flowers Foods, Inc.	1,664	38,488

FNB Corp.	3,033	34,970

Foot Locker, Inc.	748	32,284

Ford Motor Co.	66,099	605,467

Franklin Resources, Inc.	2,674	77,172

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

Gaming and Leisure Properties, Inc.	2,305	$88,143

Gap, Inc. (The)	2,772	48,122

General Electric Co.	67,719	605,408

General Mills, Inc.	5,395	297,372

General Motors Co.	13,658	511,902

Genuine Parts Co.	898	89,432

GEO Group, Inc. (The)	1,658	28,750

Gilead Sciences, Inc.	8,199	519,653

H&R Block, Inc.(a)	1,600	37,792

Hanesbrands, Inc.(a)	2,588	39,648

Harley-Davidson, Inc.(a)	1,263	45,430

Hawaiian Electric Industries, Inc.	1,287	58,700

HCP, Inc.	4,349	154,955

Healthcare Realty Trust, Inc.	953	31,925

Healthcare Trust of America, Inc. Class A	1,573	46,215

Helmerich & Payne, Inc.	1,081	43,316

Highwoods Properties, Inc.	979	43,996

Host Hotels & Resorts, Inc.	5,623	97,222

Hudson Pacific Properties, Inc.	803	26,868

Huntington Bancshares, Inc.	5,797	82,723

Intel Corp.	24,654	1,270,421

International Business Machines Corp.	8,062	1,172,376

International Paper Co.	3,887	162,554

Interpublic Group of Cos., Inc. (The)	2,855	61,554

Iron Mountain, Inc.	3,083	99,858

J.M. Smucker Co. (The)	773	85,045

Kellogg Co.	2,388	153,668

Kennedy-Wilson Holdings, Inc.	1,077	23,608

Kimberly-Clark Corp.	2,588	367,625

Kimco Realty Corp.	4,891	102,124

Kinder Morgan, Inc.	16,536	340,807

Kohl’s Corp.	1,226	60,883

Kraft Heinz Co. (The)	11,204	312,984

L Brands, Inc.(a)	4,416	86,509

Lamar Advertising Co. Class A	774	63,414

Las Vegas Sands Corp.	8,098	467,740

Legg Mason, Inc.	566	21,616

Leggett & Platt, Inc.(a)	1,066	43,642

Liberty Property Trust	1,490	76,482

Life Storage, Inc.	375	39,529

Macerich Co. (The)(a)	1,363	43,057

Macquarie Infrastructure Corp.	2,195	86,637

Macy’s, Inc.(a)	2,815	43,745

Maxim Integrated Products, Inc.	1,574	91,150

MDU Resources Group, Inc.	1,621	45,696

Medical Properties Trust, Inc.	4,203	82,211

Merck & Co., Inc.	15,016	1,264,047

Mercury General Corp.	440	24,587

Meredith Corp.	168	6,159

MetLife, Inc.	6,101	287,723

Mid-America Apartment Communities, Inc.	701	91,137

Molson Coors Brewing Co. Class B	1,108	63,710

Murphy Oil Corp.(a)	1,295	28,632

National Fuel Gas Co.(a)	809	37,958

National Health Investors, Inc.	446	36,746

National Retail Properties, Inc.	1,140	64,296

Navient Corp.	2,488	31,846

New York Community Bancorp, Inc.(a)	6,592	82,730

Newell Brands, Inc.	5,057	94,667

NiSource, Inc.	2,353	70,402

Nordstrom, Inc.(a)	902	30,370

NorthWestern Corp.	466	34,973

Occidental Petroleum Corp.	6,221	276,648

OGE Energy Corp.	1,376	62,443

Old Republic International Corp.	2,499	58,901

Olin Corp.	1,268	23,737

Omega Healthcare Investors, Inc.	2,828	118,182

Omnicom Group, Inc.(a)	1,551	121,443

ONEOK, Inc.	3,757	276,853

Outfront Media, Inc.	1,892	52,560

PACCAR, Inc.	2,719	190,357

PacWest Bancorp	1,115	40,519

Park Hotels & Resorts, Inc.	1,889	47,168

Patterson Cos., Inc.(a)	842	15,004

Paychex, Inc.	2,373	196,413

Pebblebrook Hotel Trust(a)	1,712	47,628

Penske Automotive Group, Inc.	509	24,066

People’s United Financial, Inc.	2,394	37,430

PepsiCo, Inc.	9,344	1,281,062

Pfizer, Inc.	36,476	1,310,583

Philip Morris International, Inc.	16,734	1,270,613

Phillips 66	2,799	286,618

Physicians Realty Trust(a)	1,698	30,139

Piedmont Office Realty Trust, Inc. Class A	1,752	36,582

Pinnacle West Capital Corp.	1,016	98,623

PPL Corp.	7,801	245,653

Principal Financial Group, Inc.	1,268	72,454

ProAssurance Corp.	1,168	47,035

Procter & Gamble Co. (The)	18,096	2,250,780

Prologis, Inc.	2,513	214,158

Prudential Financial, Inc.	2,177	195,821

Public Service Enterprise Group, Inc.	3,606	223,860

Public Storage	1,105	271,023

QTS Realty Trust, Inc. Class A	350	17,994

QUALCOMM, Inc.	10,975	837,173

Rayonier, Inc.	1,402	39,536

Realty Income Corp.	1,991	152,670

Regency Centers Corp.	879	61,082

Retail Opportunity Investments Corp.	1,786	32,559

Retail Properties of America, Inc. Class A	2,097	25,835

RLJ Lodging Trust	2,581	43,851

Ryder System, Inc.	351	18,171

Ryman Hospitality Properties, Inc.	376	30,761

Sabra Health Care REIT, Inc.	2,359	54,163

Scotts Miracle-Gro Co. (The)	343	34,924

Sempra Energy	1,506	222,301

Senior Housing Properties Trust	3,892	36,020

Service Properties Trust	2,049	52,844

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2019

Investments	Shares	Value

Simon Property Group, Inc.	2,123	$330,445

SITE Centers Corp.	3,347	50,573

Six Flags Entertainment Corp.	727	36,924

SL Green Realty Corp.	472	38,586

Sonoco Products Co.	575	33,471

South Jersey Industries, Inc.	852	28,039

Southern Co. (The)	10,888	672,552

Spirit Realty Capital, Inc.	1,185	56,714

STAG Industrial, Inc.(a)	780	22,994

STORE Capital Corp.	1,457	54,506

Sun Communities, Inc.	425	63,091

Sunstone Hotel Investors, Inc.	1,730	23,770

Tanger Factory Outlet Centers, Inc.(a)	1,191	18,437

Tapestry, Inc.	1,926	50,172

Targa Resources Corp.	2,917	117,176

Target Corp.	3,296	352,375

Taubman Centers, Inc.	489	19,966

TerraForm Power, Inc. Class A	1,495	27,246

TFS Financial Corp.	2,237	40,311

UDR, Inc.	1,402	67,969

Umpqua Holdings Corp.	2,243	36,920

United Bankshares, Inc.	627	23,744

United Parcel Service, Inc. Class B	4,327	518,461

Uniti Group, Inc.(a)	3,780	29,352

Valero Energy Corp.	2,663	226,994

Valley National Bancorp	3,197	34,751

Ventas, Inc.	3,222	235,303

VEREIT, Inc.	11,738	114,798

Verizon Communications, Inc.	36,301	2,191,128

VICI Properties, Inc.(a)	1,869	42,333

Virtu Financial, Inc. Class A(a)	956	15,640

Vornado Realty Trust	1,030	65,580

W.P. Carey, Inc.	1,408	126,016

Watsco, Inc.	210	35,528

WEC Energy Group, Inc.	1,991	189,344

Weingarten Realty Investors	1,027	29,917

Wells Fargo & Co.	23,421	1,181,355

Welltower, Inc.	3,323	301,230

Western Digital Corp.	2,140	127,630

Western Union Co. (The)	3,982	92,263

WestRock Co.	2,547	92,838

Weyerhaeuser Co.	5,413	149,940

Whirlpool Corp.	597	94,541

Williams Cos., Inc. (The)	9,323	224,311

Williams-Sonoma, Inc.(a)	566	38,477

Wyndham Destinations, Inc.	1,624	74,736

Xcel Energy, Inc.	3,585	232,631

Xenia Hotels & Resorts, Inc.	844	17,825

Xerox Holdings Corp.	1,958	58,564

Total United States		51,532,878
TOTAL COMMON STOCKS (Cost: $86,083,407)		89,516,978

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd., expiring 10/11/19*(a)
(Cost: $0)	531	643

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%

United States – 2.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $1,874,247)(d)	1,874,247	1,874,247

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $87,957,654)		91,391,868

Other Assets less Liabilities – (1.7)%		(1,537,553)

NET ASSETS – 100.0%		$89,854,315
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,823,202 and the total market value of the collateral held by the Fund was $3,980,403. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,106,156.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RSP – Risparmio Italian Savings Shares

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

India – 99.7%

Aerospace & Defense – 0.2%

Bharat Electronics Ltd.	1,656,500	$2,531,424

Airlines – 0.0%

InterGlobe Aviation Ltd.(a)	17,946	478,513

Auto Components – 1.1%

Apollo Tyres Ltd.	670,792	1,719,365

Balkrishna Industries Ltd.	172,034	1,884,347

Bharat Forge Ltd.	421,454	2,654,426

Ceat Ltd.	41,465	559,995

Endurance Technologies Ltd.(a)	31,353	447,828

Exide Industries Ltd.	434,991	1,198,133

Mahindra CIE Automotive Ltd.*	397,536	935,659

Minda Industries Ltd.	69,696	335,062

Motherson Sumi Systems Ltd.	1,925,570	2,851,587

Sundram Fasteners Ltd.	66,883	447,813

Varroc Engineering Ltd.(a)	72,533	462,512

Total Auto Components		13,496,727

Automobiles – 4.7%

Bajaj Auto Ltd.	163,221	6,775,387

Eicher Motors Ltd.	27,002	6,768,789

Hero MotoCorp., Ltd.	249,614	9,526,667

Mahindra & Mahindra Ltd.	1,976,621	15,260,710

Maruti Suzuki India Ltd.	194,134	18,396,884

TVS Motor Co., Ltd.	146,646	873,228

Total Automobiles		57,601,665

Banks – 7.3%

AU Small Finance Bank Ltd.(a)	32,435	301,838

Axis Bank Ltd.	2,017,047	19,496,269

Bandhan Bank Ltd.(a)	149,789	1,039,685

Bank of Baroda*	956,199	1,255,479

Canara Bank*	273,612	704,214

City Union Bank Ltd.	618,135	1,907,119

DCB Bank Ltd.	411,690	1,134,534

Federal Bank Ltd.	4,462,074	5,691,806

ICICI Bank Ltd.	2,166,573	13,258,905

Indian Bank*	133,717	236,419

IndusInd Bank Ltd.	689,259	13,456,194

Karnataka Bank Ltd. (The)	703,975	751,469

Karur Vysya Bank Ltd. (The)	418,086	352,491

Kotak Mahindra Bank Ltd.	858,128	19,912,128

Oriental Bank of Commerce*	199,338	169,751

RBL Bank Ltd.(a)	231,148	1,072,588

South Indian Bank Ltd. (The)	3,639,783	557,250

State Bank of India*	599,568	2,291,037

Yes Bank Ltd.	7,504,676	4,384,067

Total Banks		87,973,243

Beverages – 0.2%

Radico Khaitan Ltd.	96,538	429,095

United Breweries Ltd.	30,494	579,663

United Spirits Ltd.*	162,521	1,529,608

Varun Beverages Ltd.	33,022	290,806

Total Beverages		2,829,172

Biotechnology – 0.1%

Biocon Ltd.	349,898	1,100,763

Building Products – 0.1%

Astral Poly Technik Ltd.	10,958	177,485

Blue Star Ltd.	30,244	341,942

Kajaria Ceramics Ltd.	57,417	444,914

Sintex Plastics Technology Ltd.*	1,782,624	91,812

Total Building Products		1,056,153

Capital Markets – 0.5%

Care Ratings Ltd.	42,068	307,784

Edelweiss Financial Services Ltd.	1,895,402	2,538,122

HDFC Asset Management Co., Ltd.(a)	14,860	587,469

ICICI Securities Ltd.(a)	175,015	687,897

IIFL Securities Ltd.*	445,442	193,906

Indiabulls Ventures Ltd.	463,719	810,393

JM Financial Ltd.	646,959	723,471

Motilal Oswal Financial Services Ltd.	31,772	290,355

Multi Commodity Exchange of India Ltd.	25,206	341,765

Total Capital Markets		6,481,162

Chemicals – 2.6%

Aarti Industries Ltd.	38,832	438,738

Arti Surfactants Ltd.*†	2,094	6,276

Asian Paints Ltd.	210,768	5,240,738

Berger Paints India Ltd.	191,078	1,172,317

Castrol India Ltd.	538,585	1,033,946

Chambal Fertilizers and Chemicals Ltd.	663,911	1,440,825

Coromandel International Ltd.	187,732	1,100,398

DCM Shriram Ltd.	193,164	1,102,392

Deepak Nitrite Ltd.	46,292	195,211

EID Parry India Ltd.	40,796	94,839

Finolex Industries Ltd.	54,551	458,730

GHCL Ltd.	173,782	517,284

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	465,399	1,329,171

Gujarat State Fertilizers & Chemicals Ltd.	534,464	586,736

Himadri Speciality Chemical Ltd.	466,457	533,140

Inox Fluorochemicals Ltd.*†	47,004	491,372

Kansai Nerolac Paints Ltd.	135,664	1,004,911

Navin Fluorine International Ltd.	8,347	86,410

NOCIL Ltd.	99,291	157,198

Phillips Carbon Black Ltd.	379,836	636,465

PI Industries Ltd.	67,743	1,249,400

Pidilite Industries Ltd.	97,167	1,979,501

Rain Industries Ltd.	494,473	668,426

Rashtriya Chemicals & Fertilizers Ltd.	102,305	69,509

SRF Ltd.	20,059	778,923

Supreme Industries Ltd.	33,103	575,797

Tata Chemicals Ltd.	179,082	1,488,248

UPL Ltd.	797,227	6,794,037

Vinati Organics Ltd.	8,770	266,006

Total Chemicals		31,496,944

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2019

Investments	Shares	Value

Communications Equipment – 0.1%

Sterlite Technologies Ltd.	445,055	$988,470

Construction & Engineering – 1.9%

Dilip Buildcon Ltd.(a)	128,257	753,412

Engineers India Ltd.	250,739	415,193

IRB Infrastructure Developers Ltd.*	2,027,217	2,128,228

Kalpataru Power Transmission Ltd.	138,415	958,296

KEC International Ltd.	201,957	778,974

KNR Constructions Ltd.	170,603	556,570

Larsen & Toubro Ltd.	610,906	12,708,387

NBCC India Ltd.	719,109	354,132

NCC Ltd.	3,226,226	2,506,092

Voltas Ltd.	232,022	2,224,823

Total Construction & Engineering		23,384,107

Construction Materials – 1.7%

ACC Ltd.	71,940	1,632,458

Ambuja Cements Ltd.	1,554,146	4,472,604

Birla Corp., Ltd.	51,244	407,566

Century Textiles & Industries Ltd.	56,489	722,604

Dalmia Bharat Ltd.*	32,028	371,761

Grasim Industries Ltd.	491,516	5,063,665

HeidelbergCement India Ltd.	100,466	266,940

JK Cement Ltd.	33,315	493,763

Ramco Cements Ltd. (The)	126,527	1,342,419

Shree Cement Ltd.	3,426	913,107

UltraTech Cement Ltd.	89,310	5,470,913

Total Construction Materials		21,157,800

Consumer Finance – 2.9%

Bajaj Finance Ltd.	171,336	9,781,935

Cholamandalam Investment and Finance Co., Ltd.	378,843	1,645,405

CreditAccess Grameen Ltd.*	20,865	193,462

Equitas Holdings Ltd.*	123,522	180,920

Magma Fincorp Ltd.	70,094	51,135

Mahindra & Mahindra Financial Services Ltd.	1,016,972	4,706,822

Manappuram Finance Ltd.	1,793,494	3,573,383

Muthoot Finance Ltd.	348,021	3,319,195

Repco Home Finance Ltd.	176,773	779,241

Shriram Transport Finance Co., Ltd.	617,375	9,330,038

Sundaram Finance Ltd.	52,830	1,216,221

Ujjivan Financial Services Ltd.	78,556	348,836

Total Consumer Finance		35,126,593

Diversified Financial Services – 2.5%

Aditya Birla Capital Ltd.*	802,030	960,257

Bajaj Holdings & Investment Ltd.	83,640	4,240,786

Housing & Urban Development Corp. Ltd.	1,156,519	569,538

IIFL Wealth Management Ltd.*	63,634	1,108,967

L&T Finance Holdings Ltd.	2,333,317	2,790,348

Power Finance Corp., Ltd.*	8,002,693	11,224,512

REC Ltd.	5,381,986	9,352,375

Total Diversified Financial Services		30,246,783

Diversified Telecommunication Services – 0.6%

Bharti Infratel Ltd.	1,825,972	6,629,470

Himachal Futuristic Communications Ltd.	2,442,114	620,274

Total Diversified Telecommunication Services		7,249,744

Electric Utilities – 2.2%

Adani Transmission Ltd.*	398,751	1,286,243

CESC Ltd.	233,361	2,456,638

Power Grid Corp. of India Ltd.	5,769,735	16,205,520

SJVN Ltd.	2,041,339	698,508

Tata Power Co., Ltd. (The)	4,829,007	4,258,756

Torrent Power Ltd.	380,610	1,544,056

Total Electric Utilities		26,449,721

Electrical Equipment – 0.6%

ABB India Ltd.	39,312	840,588

Amara Raja Batteries Ltd.	58,875	596,154

Bharat Heavy Electricals Ltd.	2,110,650	1,441,473

Finolex Cables Ltd.	80,190	439,372

Havells India Ltd.	278,625	2,824,040

KEI Industries Ltd.	68,216	523,059

V-Guard Industries Ltd.	56,169	178,211

Total Electrical Equipment		6,842,897

Electronic Equipment, Instruments & Components – 0.2%

Redington India Ltd.	1,170,412	1,939,710

Entertainment – 0.1%

Inox Leisure Ltd.*	126,474	590,264

PVR Ltd.	17,666	459,468

Total Entertainment		1,049,732

Food & Staples Retailing – 0.1%

Avenue Supermarts Ltd.*(a)	35,497	931,943

Food Products – 1.0%

Avanti Feeds Ltd.	54,465	282,359

Balrampur Chini Mills Ltd.	941,124	2,051,066

Bombay Burmah Trading Co.	91,889	1,471,909

Britannia Industries Ltd.	53,550	2,224,663

Godrej Agrovet Ltd.(a)	31,577	212,537

Kaveri Seed Co., Ltd.	91,593	639,947

KRBL Ltd.	258,514	794,670

Nestle India Ltd.	19,088	3,741,077

Tata Global Beverages Ltd.	236,804	922,238

Venky’s India Ltd.	9,434	212,851

Total Food Products		12,553,317

Gas Utilities – 1.3%

Adani Gas Ltd.	385,995	703,702

GAIL India Ltd.	5,019,087	9,525,591

Gujarat Gas Ltd.	201,213	503,396

Gujarat State Petronet Ltd.	700,993	2,145,943

Indraprastha Gas Ltd.	545,466	2,691,586

Mahanagar Gas Ltd.	56,406	725,642

Total Gas Utilities		16,295,860

Health Care Providers & Services – 0.1%

Apollo Hospitals Enterprise Ltd.	32,239	634,828

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2019

Investments	Shares	Value

Dr Lal PathLabs Ltd.(a)	12,752	$250,609

Total Health Care Providers & Services		885,437

Health Care Technology – 0.0%

TAKE Solutions Ltd.	130,789	191,195

Hotels, Restaurants & Leisure – 0.1%

Coffee Day Enterprises Ltd.*(a)	83,101	56,344

Delta Corp., Ltd.	108,793	259,284

EIH Ltd.	58,079	149,851

Indian Hotels Co., Ltd. (The)	161,541	364,254

Jubilant Foodworks Ltd.	46,301	888,142

Total Hotels, Restaurants & Leisure		1,717,875

Household Durables – 0.2%

Bajaj Electricals Ltd.	17,769	98,023

Crompton Greaves Consumer Electricals Ltd.	433,866	1,532,362

Whirlpool of India Ltd.	46,613	1,241,445

Total Household Durables		2,871,830

Household Products – 1.2%

Hindustan Unilever Ltd.	525,182	14,687,486

Jyothy Labs Ltd.	80,830	192,583

Total Household Products		14,880,069

Independent Power & Renewable Electricity Producers – 1.8%

JSW Energy Ltd.	736,034	675,601

NHPC Ltd.	6,728,959	2,117,375

NLC India Ltd.	1,073,579	864,998

NTPC Ltd.	10,028,059	16,626,455

PTC India Ltd.	1,431,345	1,137,097

Total Independent Power & Renewable Electricity Producers		21,421,526

Industrial Conglomerates – 0.2%

Godrej Industries Ltd.	137,361	791,578

Siemens Ltd.	97,204	2,079,422

Total Industrial Conglomerates		2,871,000

Insurance – 1.2%

Bajaj Finserv Ltd.	57,878	6,952,501

General Insurance Corp. of India(a)	317,479	985,111

HDFC Life Insurance Co., Ltd.(a)	128,256	1,087,941

ICICI Lombard General Insurance Co., Ltd.(a)	60,559	1,033,844

ICICI Prudential Life Insurance Co., Ltd.(a)	237,053	1,550,387

Max Financial Services Ltd.*	105,289	634,092

SBI Life Insurance Co., Ltd.(a)	75,445	901,055

TI Financial Holdings Ltd.*	132,235	914,018

Total Insurance		14,058,949

Interactive Media & Services – 0.2%

Info Edge India Ltd.	61,851	1,763,966

Just Dial Ltd.*	54,802	533,762

Total Interactive Media & Services		2,297,728

Internet & Direct Marketing Retail – 0.0%

Infibeam Avenues Ltd.*	313,712	178,616

IT Services – 14.7%

Firstsource Solutions Ltd.	749,731	496,691

HCL Technologies Ltd.	1,550,990	23,649,332

Hexaware Technologies Ltd.	254,993	1,368,537

Infosys Ltd.	6,718,463	76,376,766

Larsen & Toubro Infotech Ltd.(a)	64,767	1,381,132

Mindtree Ltd.	300,606	3,002,293

Mphasis Ltd.	204,436	2,760,668

NIIT Ltd.	239,820	309,128

NIIT Technologies Ltd.	84,948	1,672,019

Persistent Systems Ltd.	96,665	777,411

Sonata Software Ltd.	47,395	221,330

Tata Consultancy Services Ltd.	1,434,241	42,485,581

Tech Mahindra Ltd.	1,183,801	11,935,094

Wipro Ltd.	3,515,673	11,896,044

Total IT Services		178,332,026

Life Sciences Tools & Services – 0.3%

Dishman Carbogen Amcis Ltd.	78,998	185,320

Divi’s Laboratories Ltd.	107,556	2,527,692

Syngene International Ltd.(a)	86,268	377,422

Total Life Sciences Tools & Services		3,090,434

Machinery – 0.9%

AIA Engineering Ltd.	77,320	1,946,453

Ashok Leyland Ltd.	5,605,251	5,433,713

Carborundum Universal Ltd.	61,699	261,618

Cochin Shipyard Ltd.(a)	108,205	515,612

Cummins India Ltd.	86,432	698,590

Escorts Ltd.	175,120	1,434,071

Greaves Cotton Ltd.	89,796	185,056

Thermax Ltd.	28,083	446,950

Total Machinery		10,922,063

Media – 0.5%

Sun TV Network Ltd.	284,887	1,900,217

TV18 Broadcast Ltd.*	1,493,303	503,606

Zee Entertainment Enterprises Ltd.	1,052,516	3,943,103

Total Media		6,346,926

Metals & Mining – 6.8%

APL Apollo Tubes Ltd.	4,937	94,907

Hindalco Industries Ltd.	4,522,006	12,209,687

Hindustan Copper Ltd.	177,672	88,248

Hindustan Zinc Ltd.	968,135	2,915,929

Jindal Saw Ltd.	1,144,102	1,384,343

JSW Steel Ltd.	5,893,861	19,123,978

National Aluminium Co., Ltd.	4,037,994	2,646,649

NMDC Ltd.	5,326,521	6,666,720

Steel Authority of India Ltd.	7,512,333	3,545,813

Tata Sponge Iron Ltd.*	8,730	49,231

Tata Steel Ltd.	2,853,014	14,512,896

Vedanta Ltd.	8,801,193	19,143,881

Total Metals & Mining		82,382,282

Multiline Retail – 0.1%

Future Retail Ltd.*	280,662	1,508,084

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 21.3%

Aegis Logistics Ltd.	152,750	$390,665

Bharat Petroleum Corp., Ltd.	2,837,581	18,822,766

Coal India Ltd.	8,089,366	22,812,010

Hindustan Petroleum Corp., Ltd.	4,072,064	17,335,438

Indian Oil Corp., Ltd.	12,159,218	25,289,955

Mangalore Refinery & Petrochemicals Ltd.	132,631	90,768

Oil & Natural Gas Corp., Ltd.	21,727,395	40,408,059

Oil India Ltd.	2,188,814	4,486,110

Petronet LNG Ltd.	1,479,392	5,425,434

Reliance Industries Ltd.	6,577,080	123,641,360

Total Oil, Gas & Consumable Fuels		258,702,565

Paper & Forest Products – 0.1%

Century Plyboards India Ltd.	40,520	91,024

International Paper APPM Ltd.*	34,304	176,872

JK Paper Ltd.	384,854	814,577

Total Paper & Forest Products		1,082,473

Personal Products – 1.1%

Bajaj Corp., Ltd.	95,101	329,645

Colgate-Palmolive India Ltd.	79,191	1,680,561

Dabur India Ltd.	516,901	3,262,140

Emami Ltd.	20,643	92,803

Godrej Consumer Products Ltd.	540,726	5,244,071

Marico Ltd.	469,688	2,612,920

Total Personal Products		13,222,140

Pharmaceuticals – 3.4%

Ajanta Pharma Ltd.	33,031	471,027

Alembic Pharmaceuticals Ltd.	70,412	506,117

Alkem Laboratories Ltd.	34,305	922,189

Aurobindo Pharma Ltd.	745,644	6,197,146

Cadila Healthcare Ltd.	803,570	2,645,351

Cipla Ltd.	535,004	3,212,192

Dr. Reddy’s Laboratories Ltd.	133,874	5,104,658

GlaxoSmithKline Pharmaceuticals Ltd.	26,553	520,597

Glenmark Pharmaceuticals Ltd.	546,771	2,507,844

Granules India Ltd.	505,572	746,921

Ipca Laboratories Ltd.	43,985	560,451

JB Chemicals & Pharmaceuticals Ltd.	31,723	165,892

Jubilant Life Sciences Ltd.	224,962	1,603,520

Lupin Ltd.	151,224	1,527,203

Merck Ltd.*	17,315	1,146,591

Natco Pharma Ltd.	195,100	1,602,094

Piramal Enterprises Ltd.	149,993	3,455,062

Strides Pharma Science Ltd.	146,109	634,380

Sun Pharmaceutical Industries Ltd.	1,151,979	6,330,546

Suven Life Sciences Ltd.	107,248	421,312

Torrent Pharmaceuticals Ltd.	54,101	1,272,887

Total Pharmaceuticals		41,553,980

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	19,313	415,017

Quess Corp., Ltd.*(a)	39,621	262,514

Total Professional Services		677,531

Real Estate Management & Development – 0.6%

DLF Ltd.	706,058	1,550,225

Godrej Properties Ltd.*	45,463	666,336

Indiabulls Real Estate Ltd.*	1,628,170	1,054,526

Oberoi Realty Ltd.	140,042	1,003,055

Phoenix Mills Ltd. (The)	62,214	612,274

Prestige Estates Projects Ltd.	189,665	772,911

Puravankara Ltd.	3,057	2,776

Sobha Ltd.	120,919	834,521

Sunteck Realty Ltd.	41,017	234,780

Total Real Estate Management & Development		6,731,404

Road & Rail – 0.2%

Container Corp. of India Ltd.	323,815	2,763,235

Software – 0.3%

Birlasoft Ltd.	1,085,184	1,060,396

Oracle Financial Services Software Ltd.*	48,249	2,160,519

Tata Elxsi Ltd.	25,286	241,643

Total Software		3,462,558

Specialty Retail – 0.0%

Future Lifestyle Fashions Ltd.	28,927	171,781

Textiles, Apparel & Luxury Goods – 0.9%

Aditya Birla Fashion and Retail Ltd.*	124,446	371,132

Bata India Ltd.	15,656	380,460

Indo Count Industries Ltd.	24,170	15,109

LUX Industries Ltd.	10,718	181,968

Page Industries Ltd.	3,879	1,232,513

Rajesh Exports Ltd.	355,184	3,342,154

Raymond Ltd.	18,712	147,399

Relaxo Footwears Ltd.	25,825	184,517

Titan Co., Ltd.	233,111	4,187,484

Trident Ltd.	653,940	545,805

VIP Industries Ltd.	28,971	195,957

Welspun India Ltd.	385,347	286,283

Total Textiles, Apparel & Luxury Goods		11,070,781

Thrifts & Mortgage Finance – 8.7%

Can Fin Homes Ltd.	106,663	591,871

GRUH Finance Ltd.	97,130	369,161

Housing Development Finance Corp., Ltd.	3,126,010	87,207,319

Indiabulls Housing Finance Ltd.	2,894,141	10,450,448

LIC Housing Finance Ltd.	967,836	5,143,807

PNB Housing Finance Ltd.(a)	185,404	1,527,182

Total Thrifts & Mortgage Finance		105,289,788

Tobacco – 1.6%

Godfrey Phillips India Ltd.	22,018	298,539

ITC Ltd.	5,058,992	18,549,475

Total Tobacco		18,848,014

Trading Companies & Distributors – 0.1%

Adani Enterprises Ltd.	686,756	1,413,363

Transportation Infrastructure – 0.9%

Adani Ports & Special Economic Zone Ltd.	1,848,624	10,797,952

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2019

Investments	Shares		Value

Water Utilities – 0.0%

VA Tech Wabag Ltd.*	42,357		$162,091

Wireless Telecommunication Services – 0.1%

Bharti Airtel Ltd.	172,707		894,499
TOTAL COMMON STOCKS (Cost: $937,284,649)			1,210,062,638

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 8.00%, 8/28/22

(Cost: $23,283)	1,631,820	INR	23,502

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $937,307,932)			1,210,086,140

Other Assets less Liabilities – 0.3%			3,097,572

NET ASSETS – 100.0%			$1,213,183,712

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $497,648, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND:
INR	Indian rupee

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited)

WisdomTree India ex-State Owned Enterprises Fund (IXSE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

India – 99.9%

Airlines – 0.6%

InterGlobe Aviation Ltd.(a)	570	$15,198

Auto Components – 1.3%

Balkrishna Industries Ltd.	508	5,564

Bharat Forge Ltd.	1,266	7,974

Bosch Ltd.	45	8,930

Motherson Sumi Systems Ltd.	5,937	8,792

Total Auto Components		31,260

Automobiles – 8.0%

Bajaj Auto Ltd.	466	19,344

Eicher Motors Ltd.	94	23,564

Hero MotoCorp., Ltd.	668	25,495

Mahindra & Mahindra Ltd.	4,411	34,055

Maruti Suzuki India Ltd.	823	77,991

Tata Motors Ltd.*	8,102	13,427

Total Automobiles		193,876

Banks – 10.2%

Federal Bank Ltd.	7,910	10,090

ICICI Bank Ltd.	19,080	116,765

Kotak Mahindra Bank Ltd.	4,890	113,468

Yes Bank Ltd.	10,068	5,882

Total Banks		246,205

Beverages – 1.1%

United Breweries Ltd.	504	9,581

United Spirits Ltd.*	1,720	16,188

Total Beverages		25,769

Biotechnology – 0.3%

Biocon Ltd.	1,930	6,072

Capital Markets – 0.1%

Indiabulls Ventures Ltd.	1,597	2,791

Chemicals – 3.9%

Asian Paints Ltd.	1,880	46,746

Pidilite Industries Ltd.	830	16,909

UPL Ltd.	3,578	30,492

Total Chemicals		94,147

Construction Materials – 4.1%

Ambuja Cements Ltd.	4,909	14,127

Grasim Industries Ltd.	2,340	24,107

Shree Cement Ltd.	61	16,258

UltraTech Cement Ltd.	733	44,902

Total Construction Materials		99,394

Diversified Financial Services – 0.4%

Bajaj Holdings & Investment Ltd.	176	8,924

Diversified Telecommunication Services – 0.8%

Bharti Infratel Ltd.	5,298	19,235

Electrical Equipment – 0.7%

Havells India Ltd.	1,555	15,761

Food & Staples Retailing – 0.8%

Avenue Supermarts Ltd.*(a)	748	19,638

Food Products – 2.2%

Britannia Industries Ltd.	375	15,579

GlaxoSmithKline Consumer Healthcare Ltd.	66	7,943

Nestle India Ltd.	146	28,614

Total Food Products		52,136

Health Care Providers & Services – 0.4%

Apollo Hospitals Enterprise Ltd.	536	10,555

Hotels, Restaurants & Leisure – 0.4%

Jubilant Foodworks Ltd.	447	8,574

Household Durables – 0.4%

Crompton Greaves Consumer Electricals Ltd.	2,996	10,581

Household Products – 5.3%

Hindustan Unilever Ltd.	4,555	127,387

Industrial Conglomerates – 0.5%

Siemens Ltd.	571	12,215

Insurance – 3.5%

Bajaj Finserv Ltd.	265	31,833

HDFC Life Insurance Co., Ltd.(a)	3,201	27,153

ICICI Lombard General Insurance Co., Ltd.(a)	581	9,919

ICICI Prudential Life Insurance Co., Ltd.(a)	2,185	14,290

Total Insurance		83,195

Interactive Media & Services – 0.4%

Info Edge India Ltd.	368	10,495

IT Services – 24.3%

HCL Technologies Ltd.	3,846	58,643

Infosys Ltd.	22,612	257,058

Mindtree Ltd.	737	7,361

Mphasis Ltd.	625	8,440

Tata Consultancy Services Ltd.	6,436	190,649

Tech Mahindra Ltd.	3,120	31,456

Wipro Ltd.	9,164	31,008

Total IT Services		584,615

Life Sciences Tools & Services – 0.5%

Divi’s Laboratories Ltd.	505	11,868

Machinery – 0.3%

Ashok Leyland Ltd.	7,910	7,668

Media – 0.6%

Zee Entertainment Enterprises Ltd.	3,701	13,865

Metals & Mining – 3.1%

Hindalco Industries Ltd.	5,676	15,326

Jindal Steel & Power Ltd.*	3,074	4,492

JSW Steel Ltd.	6,713	21,782

Tata Steel Ltd.	1,767	8,988

Vedanta Ltd.	11,471	24,951

Total Metals & Mining		75,539

Multiline Retail – 0.3%

Future Retail Ltd.*	1,336	7,179

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State Owned Enterprises Fund (IXSE)

September 30, 2019

Investments	Shares		Value

Oil, Gas & Consumable Fuels – 11.1%

Reliance Industries Ltd.	14,252		$267,921

Personal Products – 2.6%

Dabur India Ltd.	3,537		22,322

Godrej Consumer Products Ltd.	2,485		24,100

Marico Ltd.	3,065		17,051

Total Personal Products			63,473

Pharmaceuticals – 5.2%

Aurobindo Pharma Ltd.	1,750		14,544

Cadila Healthcare Ltd.	1,637		5,389

Cipla Ltd.	2,073		12,446

Dr. Reddy’s Laboratories Ltd.	512		19,523

Glenmark Pharmaceuticals Ltd.	931		4,270

Lupin Ltd.	1,420		14,341

Piramal Enterprises Ltd.	739		17,023

Sun Pharmaceutical Industries Ltd.	6,920		38,028

Total Pharmaceuticals			125,564

Software – 0.3%

Oracle Financial Services Software Ltd.*	145		6,493

Textiles, Apparel & Luxury Goods – 2.4%

Page Industries Ltd.	39		12,392

Rajesh Exports Ltd.	1,062		9,993

Titan Co., Ltd.	2,003		35,981

Total Textiles, Apparel & Luxury Goods			58,366

Transportation Infrastructure – 1.2%

Adani Ports & Special Economic Zone Ltd.	5,069		29,608

Wireless Telecommunication Services – 2.6%

Bharti Airtel Ltd.	11,911		61,690
TOTAL COMMON STOCKS (Cost: $2,517,712)			2,407,257

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22

(Cost: $161)	11,250	INR	162

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,517,873)			2,407,419

Other Assets less Liabilities – 0.1%			3,066

NET ASSETS – 100.0%			$2,410,485

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND:
INR	Indian rupee

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 100.0%

Bahrain – 3.3%

Ahli United Bank BSC	729,622	$642,067

Egypt – 3.5%

Alexandria Mineral Oils Co.	58,902	15,281

Commercial International Bank Egypt SAE	44,313	211,291

Eastern Co. SAE	179,541	187,750

ElSewedy Electric Co.	192,391	158,372

Heliopolis Housing	7,084	10,883

Juhayna Food Industries	11,477	6,174

Orascom Development Egypt*	41,398	17,077

Oriental Weavers	55,158	35,368

Sidi Kerir Petrochemicals Co.	21,648	12,284

Talaat Moustafa Group	33,370	21,130

Telecom Egypt Co.	16,698	12,308

Total Egypt		687,918

Jordan – 2.9%

Arab Bank PLC	70,038	564,058

Kuwait – 13.0%

Agility Public Warehousing Co. KSC	35,323	83,448

Boubyan Bank KSCP	29,914	54,452

Burgan Bank SAK	33,117	34,493

Gulf Bank KSCP	126,424	115,478

Humansoft Holding Co. KSC	8,618	88,488

Kuwait Finance House KSCP	192,988	428,017

Kuwait International Bank KSCP	57,639	51,323

Kuwait Projects Co. Holding KSCP	35,343	25,548

Mabanee Co. SAK	16,347	41,035

Mezzan Holding Co. KSCC	4,944	9,389

Mobile Telecommunications Co. KSC	400,023	707,121

National Bank of Kuwait SAKP	278,245	865,773

Qurain Petrochemical Industries Co.	56,411	58,385

Total Kuwait		2,562,950

Morocco – 3.2%

Attijariwafa Bank	5,528	271,916

Douja Promotion Groupe Addoha S.A.*	39,928	38,912

Maroc Telecom	16,840	245,306

Societe d’Exploitation des Ports	4,334	80,005

Total Morocco		636,139

Oman – 1.4%

Bank Muscat SAOG	238,393	272,414

Qatar – 25.0%

Barwa Real Estate Co.	273,373	251,524

Commercial Bank PSQC (The)	104,409	123,593

Doha Bank QPSC	364,296	257,138

Industries Qatar QSC	161,967	485,323

Masraf Al Rayan QSC	419,946	408,297

Medicare Group	18,510	38,840

Ooredoo QPSC	115,420	229,192

Qatar Electricity & Water Co. QSC	41,105	174,423

Qatar Fuel QSC	48,505	313,464

Qatar Gas Transport Co., Ltd.	327,524	216,790

Qatar Insurance Co. SAQ	107,565	98,968

Qatar International Islamic Bank QSC	55,517	136,162

Qatar Islamic Bank SAQ	92,047	394,379

Qatar National Bank QPSC	316,773	1,678,262

United Development Co. QSC	278,288	101,654

Widam Food Co.	683	1,127

Total Qatar		4,909,136

Saudi Arabia – 25.5%

Advanced Petrochemical Co.	5,785	74,795

Al Rajhi Bank	65,828	1,110,821

Alinma Bank	30,522	182,911

Almarai Co. JSC	3,674	48,726

Arab National Bank	6,658	42,598

Bank Al-Jazira	5,717	20,605

Bank AlBilad	9,654	68,200

Banque Saudi Fransi	16,458	141,494

Bupa Arabia for Cooperative Insurance Co.	356	10,098

Dar Al Arkan Real Estate Development Co.*	23,079	73,460

Jarir Marketing Co.	2,893	121,853

Kingdom Holding Co.	17,135	35,675

Mouwasat Medical Services Co.	471	11,024

National Commercial Bank	34,923	428,717

National Petrochemical Co.	916	5,812

Rabigh Refining & Petrochemical Co.*	1,154	6,110

Riyad Bank	55,143	358,682

Sahara International Petrochemical Co.	24,307	116,766

Samba Financial Group	47,195	359,825

Saudi Arabian Fertilizer Co.	4,900	104,892

Saudi Basic Industries Corp.	26,728	655,517

Saudi British Bank (The)	8,371	67,951

Saudi Electricity Co.	34,169	194,018

Saudi Industrial Investment Group	8,609	52,969

Saudi Investment Bank (The)*	11,903	50,008

Saudi Telecom Co.	15,575	451,738

Savola Group (The)*	8,617	70,866

Yanbu National Petrochemical Co.	11,172	159,336

Total Saudi Arabia		5,025,467

United Arab Emirates – 22.2%

Abu Dhabi Commercial Bank PJSC	323,690	692,649

Aldar Properties PJSC	652,559	371,302

Arabtec Holding PJSC	55,735	26,554

Aramex PJSC	36,345	39,678

DAMAC Properties Dubai Co. PJSC*	331,670	78,557

Dana Gas PJSC	419,871	109,279

DP World PLC	9,437	132,024

Dubai Investments PJSC	315,841	110,922

Dubai Islamic Bank PJSC	284,860	407,148

Emaar Malls PJSC	271,515	138,967

Emaar Properties PJSC	242,400	304,225

Emirates NBD PJSC	28,148	99,238

Emirates Telecommunications Group Co. PJSC	206,376	927,053

First Abu Dhabi Bank PJSC	224,821	920,547

Total United Arab Emirates		4,358,143

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $16,727,982)		19,658,292

Other Assets less Liabilities – 0.0%		4,368

NET ASSETS – 100.0%		$19,662,660
*	Non-income producing security.

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2019	2,271	USD	37,114	EGP	$—	$(11)

CURRENCY LEGEND
EGP	Egyptian pound
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree Modern Tech Platforms Fund (PLAT)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

Argentina – 1.7%

MercadoLibre, Inc.*	76	$41,893

Canada – 2.9%

Ritchie Bros Auctioneers, Inc.	1,084	43,252

Stars Group, Inc. (The)*(a)	1,996	29,900

Total Canada		73,152

China – 15.6%

51job, Inc. ADR*	408	30,192

58.com, Inc. ADR*	524	25,839

Alibaba Group Holding Ltd. ADR*	204	34,115

Autohome, Inc. ADR*(a)	328	27,267

Baidu, Inc. ADR*	228	23,429

Bilibili, Inc. ADR*(a)	2,120	29,934

Ctrip.com International Ltd. ADR*	856	25,072

HUYA, Inc. ADR*(a)	1,576	37,257

Momo, Inc. ADR	1,076	33,335

Pinduoduo, Inc. ADR*	1,696	54,645

Qutoutiao, Inc. ADR*(a)	5,692	21,060

Weibo Corp. ADR*(a)	552	24,702

YY, Inc. ADR*(a)	444	24,966

Total China		391,813

Germany – 4.9%

CTS Eventim AG & Co. KGaA	736	41,484

Delivery Hero SE*(b)	816	36,260

Deutsche Boerse AG	284	44,399

Total Germany		122,143

India – 1.3%

MakeMyTrip Ltd.*(a)	1,496	33,944

Japan – 3.4%

LINE Corp. ADR*(a)	1,128	40,541

Sony Corp. ADR(a)	748	44,229

Total Japan		84,770

Netherlands – 1.4%

Takeaway.com N.V.*(b)	440	35,113

Russia – 1.4%

Yandex N.V. Class A*	1,008	35,290

United Kingdom – 4.0%

Farfetch Ltd. Class A*(a)	1,520	13,133

London Stock Exchange Group PLC	576	51,873

Rightmove PLC	5,348	36,286

Total United Kingdom		101,292

United States – 63.3%

Alphabet, Inc. Class A*	31	37,855

Amazon.com, Inc.*	20	34,718

American Express Co.	320	37,850

Anaplan, Inc.*	956	44,932

ANGI Homeservices, Inc. Class A*(a)	2,168	15,360

Apple, Inc.	188	42,106

Atlassian Corp. PLC Class A*	344	43,151

BGC Partners, Inc. Class A	6,980	38,390

Booking Holdings, Inc.*	20	39,252

Cargurus, Inc.*(a)	924	28,598

CBOE Global Markets, Inc.	372	42,747

Chegg, Inc.*	1,056	31,627

CME Group, Inc.	212	44,804

Copart, Inc.*	560	44,985

CoStar Group, Inc.*	76	45,083

Coupa Software, Inc.*	364	47,164

Dropbox, Inc. Class A*	1,548	31,223

eBay, Inc.	972	37,889

Etsy, Inc.*(a)	560	31,640

Expedia Group, Inc.	292	39,248

Facebook, Inc. Class A*	196	34,904

GrubHub, Inc.*(a)	564	31,703

IAA, Inc.*	668	27,876

Intercontinental Exchange, Inc.	464	42,813

KAR Auction Services, Inc.(a)	668	16,399

LendingTree, Inc.*(a)	96	29,801

Lyft, Inc. Class A*(a)	628	25,648

MarketAxess Holdings, Inc.	136	44,540

MasterCard, Inc. Class A	148	40,192

Match Group, Inc.	624	44,579

Microsoft Corp.	288	40,041

Nasdaq, Inc.	408	40,535

PayPal Holdings, Inc.*	336	34,806

Pinterest, Inc. Class A*	1,216	32,163

salesforce.com, Inc.*	228	33,844

Snap, Inc. Class A*(a)	3,384	53,467

Teladoc Health, Inc.*(a)	664	44,966

TripAdvisor, Inc.*	708	27,385

Twitter, Inc.*	944	38,893

Visa, Inc. Class A	228	39,218

Yelp, Inc.*	940	32,665

Zillow Group, Inc. Class A*(a)	1,136	33,563

Zynga, Inc. Class A*	6,660	38,761

Total United States		1,587,384
TOTAL COMMON STOCKS (Cost: $2,461,396)		2,506,794

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.9%

United States – 14.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $372,636)(d)	372,636	372,636

TOTAL INVESTMENTS IN SECURITIES – 114.8% (Cost: $2,834,032)		2,879,430

Other Assets less Liabilities – (14.8)%		(370,651)

NET ASSETS – 100.0%		$2,508,779
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $573,885 and the total market value of the collateral held by the Fund was $592,624. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $219,988.

ADR – American Depositary Receipt

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2019

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex-State- Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$27,020,878	$140,365,506	$35,624,008	$461,408,139	$2,116,503,701

Investment in affiliates, at cost (Note 3)	101,912	—	—	—	2,249,525

Foreign currency, at cost	38,824	16,051	6,276	232,737	1,127,672
Investments in securities, at value[1,2] (Note 2)	28,882,992	130,570,374	38,058,400	456,102,717	2,108,790,809

Investment in affiliates, at value (Note 3)	104,874	—	—	—	2,242,636

Cash	6,954	77,931	24,146	218,698	4,391,547

Foreign currency, at value	38,760	16,037	6,286	232,346	1,126,730

Unrealized appreciation on foreign currency contracts	19	—	—	—	—

Receivables:

Investment securities sold	—	—	—	13,401	1,362,203

Dividends	82,504	130,224	79,771	405,941	8,552,480

Securities lending income	119	7,179	1,397	10,216	160,119

Interest	—	—	14	16	—

Foreign tax reclaims	—	—	—	3,022	40,216
Total Assets	29,116,222	130,801,745	38,170,014	456,986,357	2,126,666,740
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	—	3,090

Payables:

Cash collateral received for securities loaned (Note 2)	72,888	3,960,396	688,902	4,637,322	24,594,727

Investment securities purchased	—	—	—	—	2,249,525

Advisory fees (Note 3)	11,414	34,372	10,019	110,710	1,120,773

Service fees (Note 2)	104	471	137	1,522	7,833

Foreign capital gains tax	—	—	—	14,330	612,037
Total Liabilities	84,406	3,995,239	699,058	4,763,884	28,587,985
NET ASSETS	$29,031,816	$126,806,506	$37,470,956	$452,222,473	$2,098,078,755
NET ASSETS:

Paid-in capital	$36,982,760	$163,464,653	$46,600,143	$471,579,922	$3,419,320,856

Total distributable earnings (loss)	(7,950,944)	(36,658,147)	(9,129,187)	(19,357,449)	(1,321,242,101)
NET ASSETS	$29,031,816	$126,806,506	$37,470,956	$452,222,473	$2,098,078,755
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,000	1,775,000	1,750,000	16,400,000	50,700,000
Net asset value per share	$64.52	$71.44	$21.41	$27.57	$41.38
[1] Includes market value of securities out on loan of:	$594,998	$10,621,693	$1,248,864	$8,544,922	$180,008,229
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2019

	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$24,032,264	$60,970,921	$1,579,702,845	$71,825,063	$100,750,461

Investment in affiliates, at cost (Note 3)	—	—	3,653,681	17,252	—

Foreign currency, at cost	8,901	40,243	2,375,942	42,496	26,061
Investments in securities, at value[1,2] (Note 2)	23,868,518	66,830,332	1,586,728,530	78,710,827	105,506,514

Investment in affiliates, at value (Note 3)	—	—	3,695,675	17,340	—

Cash	12,188	39,477	180,493	33,177	71,358

Foreign currency, at value	8,896	40,226	2,371,492	42,141	25,997

Unrealized appreciation on foreign currency contracts	6,214	—	52	—	—

Receivables:

Investment securities sold	—	8,218	331,354	—	—

Dividends	53,499	117,608	6,294,378	215,502	342,394

Securities lending income	—	1,313	323,206	2,596	5,721

Interest	—	15	—	—	—

Foreign tax reclaims	546	356	20,772	95,226	38,369
Total Assets	23,949,861	67,037,545	1,599,945,952	79,116,809	105,990,353
LIABILITIES:

Unrealized depreciation on foreign currency contracts	9,008	—	—	9	2

Payables:

Cash collateral received for securities loaned (Note 2)	—	849,962	9,976,857	3,410,339	4,869,315

Advisory fees (Note 3)	9,634	17,460	818,798	35,954	48,341

Service fees (Note 2)	88	240	5,766	273	367

Foreign capital gains tax	—	90,043	—	31,844	—
Total Liabilities	18,730	957,705	10,801,421	3,478,419	4,918,025
NET ASSETS	$23,931,131	$66,079,840	$1,589,144,531	$75,638,390	$101,072,328
NET ASSETS:

Paid-in capital	$25,872,358	$77,670,921	$1,984,204,001	$83,514,783	$115,041,208

Total distributable earnings (loss)	(1,941,227)	(11,591,081)	(395,059,470)	(7,876,393)	(13,968,880)
NET ASSETS	$23,931,131	$66,079,840	$1,589,144,531	$75,638,390	$101,072,328
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000	2,800,000	35,900,000	1,300,000	3,450,000
Net asset value per share	$21.76	$23.60	$44.27	$58.18	$29.30
[1] Includes market value of securities out on loan of:	—	$1,386,512	$159,061,920	$7,199,858	$7,354,041
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2019

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State- Owned Enterprises Fund	WisdomTree Middle East Dividend Fund	WisdomTree Modern Tech Platforms Fund
ASSETS:

Investments, at cost	$87,957,654	$937,307,932	$2,517,873	$16,727,982	$2,834,032

Foreign currency, at cost	108,264	1,399,849	2,967	133,108	144
Investments in securities, at value[1,2] (Note 2)	91,391,868	1,210,086,140	2,407,419	19,658,292	2,879,430

Cash	41,539	3,463,567	361	—	2,048

Foreign currency, at value	107,799	1,399,961	2,973	133,116	143

Receivables:

Investment securities sold	—	285,488	761	—	—

Dividends	215,051	534,116	87	18,072	127

Securities lending income	984	—	—	—	634

Interest	—	162	—	—	—

Foreign tax reclaims	64,902	—	—	—	—
Total Assets	91,822,143	1,215,769,434	2,411,601	19,809,480	2,882,382
LIABILITIES:

Due to custodian	—	—	—	130,051	—

Unrealized depreciation on foreign currency contracts	—	—	—	11	—

Payables:

Note payable (Note 9)	—	1,600,000	—	—	—

Note interest payable (Note 9)	—	108,031	—	—	—

Cash collateral received for securities loaned (Note 2)	1,874,247	—	—	—	372,636

Investment securities purchased	50,338	51,003	—	—	—

Advisory fees (Note 3)	42,607	822,329	1,108	16,675	957

Service fees (Note 2)	324	4,359	8	83	10

Foreign capital gains tax	312	—	—	—	—
Total Liabilities	1,967,828	2,585,722	1,116	146,820	373,603
NET ASSETS	$89,854,315	$1,213,183,712	$2,410,485	$19,662,660	$2,508,779
NET ASSETS:

Paid-in capital	$94,329,439	$1,171,482,732	$2,523,086	$22,064,268	$2,461,908

Total distributable earnings (loss)	(4,475,124)	41,700,980	(112,601)	(2,401,608)	46,871
NET ASSETS	$89,854,315	$1,213,183,712	$2,410,485	$19,662,660	$2,508,779
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,950,000	51,000,000	100,000	1,000,000	100,004
Net asset value per share	$46.08	$23.79	$24.10	$19.66	$25.09
[1] Includes market value of securities out on loan of:	$3,823,202	—	—	—	$573,885
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$829,294	$1,666,104	$627,565	$4,679,219	$91,414,169

Dividends from affiliates (Note 3)	20,325	—	—	—	50,862

Interest	5	755	17	75	35

Non-cash dividends	13,471	—	339,267	3,203,550	32,466

Securities lending income (Note 2)	632	52,842	6,341	44,580	749,534
Total investment income	863,727	1,719,701	973,190	7,927,424	92,247,066
EXPENSES:

Advisory fees (Note 3)	74,155	437,698	113,343	971,757	6,899,191

Service fees (Note 2)	679	3,057	791	7,370	48,185
Total expenses	74,834	440,755	114,134	979,127	6,947,376
Expense waivers (Note 3)	(537)	(215,375)	(55,772)	(435,615)	(4,852)
Net expenses	74,297	225,380	58,362	543,512	6,942,524
Net investment income	789,430	1,494,321	914,828	7,383,912	85,304,542
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(32,913)	(1,916,484)	(168,511)	(1,416,603)	(4,146,772)

Investment transactions in affiliates (Note 3)	(23,487)	—	—	—	43,783

In-kind redemptions	258,778	75,354	—	—	1,586,095

Foreign currency contracts	(3,729)	(17,203)	(4,151)	(139,241)	(3,001)

Foreign currency related transactions	(1,548)	6,007	1,158	102,437	(146,603)
Net realized gain (loss)	197,101	(1,852,326)	(171,504)	(1,453,407)	(2,666,498)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(1,649,498)	(10,723,451)	(1,012,547)	(14,929,417)	(117,224,929)

Investment transactions in affiliates (Note 3)	2,664	—	—	—	(56,824)

Foreign currency contracts	19	—	—	—	(10,300)

Translation of assets and liabilities denominated in foreign currencies	625	(83)	(154)	4,191	15,245
Net increase (decrease) in unrealized appreciation/depreciation	(1,646,190)	(10,723,534)	(1,012,701)	(14,925,226)	(117,276,808)
Net realized and unrealized loss on investments	(1,449,089)	(12,575,860)	(1,184,205)	(16,378,633)	(119,943,306)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(659,659)	$(11,081,539)	$(269,377)	$(8,994,721)	$(34,638,764)
[1] Net of foreign withholding tax of:	$76,651	$87,474	$83,094	$648,695	$13,442,718
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(13,844)	—	$(3,164)	$(9,433)	$534,188

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$605,569	$1,455,432	$47,754,933	$1,196,927	$2,700,055

Dividends from affiliates (Note 3)	—	—	535,593	10,833	—

Interest	8	20	104	—	—

Non-cash dividends	—	18,012	—	29,219	91,078

Securities lending income (Note 2)	—	7,346	1,626,487	22,722	29,070
Total investment income	605,577	1,480,810	49,917,117	1,259,701	2,820,203
EXPENSES:

Advisory fees (Note 3)	57,967	211,977	4,746,936	213,039	310,423

Service fees (Note 2)	532	1,480	33,153	1,616	2,354
Total expenses	58,499	213,457	4,780,089	214,655	312,777
Expense waivers (Note 3)	—	(104,306)	(15,828)	(476)	—
Net expenses	58,499	109,151	4,764,261	214,179	312,777
Net investment income	547,078	1,371,659	45,152,856	1,045,522	2,507,426
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(1,068,005)	(180,798)	(5,725,789)	(302,985)	(1,718,837)

Investment transactions in affiliates (Note 3)	—	—	255,163	1,967	—

In-kind redemptions	—	—	—	1,019,564	659,025

Foreign currency contracts	(140,265)	1,291	51,026	1,364	(5,108)

Foreign currency related transactions	(11,294)	(11,433)	(176,058)	(3,118)	(2,258)
Net realized gain (loss)	(1,219,564)	(190,940)	(5,595,658)	716,792	(1,067,178)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(863,022)	(2,989,380)	(87,437,345)	2,475,658	(5,215,665)

Investment transactions in affiliates (Note 3)	—	—	41,994	57	—

Foreign currency contracts	(24,380)	2	52	(9)	(2)

Translation of assets and liabilities denominated in foreign currencies	(4)	1,516	26,486	(885)	1,263
Net increase (decrease) in unrealized appreciation/depreciation	(887,406)	(2,987,862)	(87,368,813)	2,474,821	(5,214,404)
Net realized and unrealized gain (loss) on investments	(2,106,970)	(3,178,802)	(92,964,471)	3,191,613	(6,281,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,559,892)	$(1,807,143)	$(47,811,615)	$4,237,135	$(3,774,156)
[1] Net of foreign withholding tax of:	$69,059	$171,491	$6,543,022	$147,312	$228,344
[2] Net of foreign capital gains tax withheld of:	$1,778	$194	$245	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(15,536)	$(13,086)	$(20,185)	$(22,204)	—

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months or Period Ended September 30, 2019

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State- Owned Enterprises Fund[1]	WisdomTree Middle East Dividend Fund	WisdomTree Modern Tech Platforms Fund[2]
INVESTMENT INCOME:

Dividends[3]	$2,260,968	$13,090,340	$18,787	$363,587	$5,055

Dividends from affiliates (Note 3)	9,063	—	—	—	—

Interest	—	145	—	—	—

Non-cash dividends	38,618	—	—	—	—

Securities lending income (Note 2)	13,949	—	—	—	642
Total investment income	2,322,598	13,090,485	18,787	363,587	5,697
EXPENSES:

Advisory fees (Note 3)	262,585	5,461,776	6,840	99,355	4,194

Service fees (Note 2)	1,992	28,954	52	497	41

Interest expense (Note 8)	—	108,031	—	—	—
Total expenses	264,577	5,598,761	6,892	99,852	4,235
Expense waivers (Note 3)	(356)	—	—	—	—
Net expenses	264,221	5,598,761	6,892	99,852	4,235
Net investment income	2,058,377	7,491,724	11,895	263,735	1,462
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(113,465)	(23,452,508)	(2,439)	(612,035)	10

Investment transactions in affiliates (Note 3)	11,111	—	—	—	—

In-kind redemptions	284,527	—	—	—	—

Foreign currency contracts	139	143,343	(159)	(4,618)	—

Foreign currency related transactions	(4,861)	(805,693)	(11,452)	(262)	2
Net realized gain (loss)	177,451	(24,114,858)	(14,050)	(616,915)	12
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[4]	(337,833)	(110,262,276)	(110,454)	(104,704)	45,398

Investment transactions in affiliates (Note 3)	(1,080)	—	—	—	—

Foreign currency contracts	(19)	—	—	(11)	—

Translation of assets and liabilities denominated in foreign currencies	(244)	14,083	8	83	(1)
Net increase (decrease) in unrealized appreciation/depreciation	(339,176)	(110,248,193)	(110,446)	(104,632)	45,397
Net realized and unrealized gain (loss) on investments	(161,725)	(134,363,051)	(124,496)	(721,547)	45,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,896,652	$(126,871,327)	$(112,601)	$(457,812)	$46,871
[1] For the period April 4, 2019 (commencement of operations) through September 30, 2019.
[2] For the period May 22, 2019 (commencement of operations) through September 30, 2019.
[3] Net of foreign withholding tax of:	$146,720	—	—	$13,577	$62
[4] Includes net decrease in accrued foreign capital gain taxes of:	$(2,649)	$(8,357,219)	—	—	—

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$789,430	$1,597,637	$1,494,321	$2,203,233	$914,828	$1,155,886

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	197,101	83,683	(1,852,326)	(12,677,657)	(171,504)	(9,497,161)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,646,190)	(1,258,098)	(10,723,534)	(13,943,126)	(1,012,701)	838,406
Net increase (decrease) in net assets resulting from operations	(659,659)	423,222	(11,081,539)	(24,417,550)	(269,377)	(7,502,869)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(767,250)	(1,626,373)	(1,437,750)	(2,142,539)	(898,500)	(1,229,361)

Tax return of capital	—	—	—	(19,493)	—	—
Total distributions to shareholders	(767,250)	(1,626,373)	(1,437,750)	(2,162,032)	(898,500)	(1,229,361)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	7,995,484	31,032,707	4,224,487	7,530,704

Cost of shares redeemed	(3,244,191)	(10,144,864)	(12,368,396)	(76,681,994)	—	(14,436,242)
Net increase (decrease) in net assets resulting from capital share transactions	(3,244,191)	(10,144,864)	(4,372,912)	(45,649,287)	4,224,487	(6,905,538)
Net Increase (Decrease) in Net Assets	(4,671,100)	(11,348,015)	(16,892,201)	(72,228,869)	3,056,610	(15,637,768)
NET ASSETS:

Beginning of period	$33,702,916	$45,050,931	$143,698,707	$215,927,576	$34,414,346	$50,052,114

End of period	$29,031,816	$33,702,916	$126,806,506	$143,698,707	$37,470,956	$34,414,346
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	650,000	1,850,000	2,475,000	1,550,000	1,900,000

Shares created	—	—	100,000	450,000	200,000	350,000

Shares redeemed	(50,000)	(150,000)	(175,000)	(1,075,000)	—	(700,000)
Shares outstanding, end of period	450,000	500,000	1,775,000	1,850,000	1,750,000	1,550,000

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Multifactor Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Period August 10, 2018* through March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,383,912	$2,650,629	$85,304,542	$86,478,530	$547,078	$135,226

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(1,453,407)	(11,563,361)	(2,666,498)	(87,949,446)	(1,219,564)	(597,099)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,925,226)	9,241,775	(117,276,808)	(72,843,919)	(887,406)	720,127
Net increase (decrease) in net assets resulting from operations	(8,994,721)	329,043	(34,638,764)	(74,314,835)	(1,559,892)	258,254
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(7,164,500)	(2,582,368)	(85,017,000)	(87,028,025)	(528,000)	(111,589)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	163,197,714	227,609,647	57,917,467	222,013,442	7,133,496	18,738,853

Cost of shares redeemed	—	(12,948,803)	(13,188,728)	(169,841,137)	(91)	—
Net increase in net assets resulting from capital share transactions	163,197,714	214,660,844	44,728,739	52,172,305	7,133,405	18,738,853
Net Increase (Decrease) in Net Assets	147,038,493	212,407,519	(74,927,025)	(109,170,555)	5,045,513	18,885,518
NET ASSETS:

Beginning of period	$305,183,980	$92,776,461	$2,173,005,780	$2,282,176,335	$18,885,618	$100

End of period	$452,222,473	$305,183,980	$2,098,078,755	$2,173,005,780	$23,931,131	$18,885,618
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,600,000	2,900,000	49,700,000	48,200,000	800,004	4

Shares created	5,800,000	8,200,000	1,300,000	5,400,000	300,000	800,000

Shares redeemed	—	(500,000)	(300,000)	(3,900,000)	(4)	—
Shares outstanding, end of period	16,400,000	10,600,000	50,700,000	49,700,000	1,100,000	800,004
* Commencement of operations.

See Notes to Financial Statements.

92	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,371,659	$2,178,674	$45,152,856	$55,332,129	$1,045,522	$1,440,222

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(190,940)	(8,322,575)	(5,595,658)	(49,750,891)	716,792	(2,272,593)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,987,862)	(145,888)	(87,368,813)	(162,143,870)	2,474,821	(2,212,071)
Net increase (decrease) in net assets resulting from operations	(1,807,143)	(6,289,789)	(47,811,615)	(156,562,632)	4,237,135	(3,044,442)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,302,000)	(2,036,219)	(47,107,500)	(58,272,794)	(1,030,000)	(1,532,940)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	20,285,323	259,094,871	56,606,185	5,800,750	17,216,657

Cost of shares redeemed	—	(18,212,318)	—	(159,906,299)	(5,649,475)	(11,200,399)
Net increase (decrease) in net assets resulting from capital share transactions	—	2,073,005	259,094,871	(103,300,114)	151,275	6,016,258
Net Increase (Decrease) in Net Assets	(3,109,143)	(6,253,003)	164,175,756	(318,135,540)	3,358,410	1,438,876
NET ASSETS:

Beginning of period	$69,188,983	$75,441,986	$1,424,968,775	$1,743,104,315	$72,279,980	$70,841,104

End of period	$66,079,840	$69,188,983	$1,589,144,531	$1,424,968,775	$75,638,390	$72,279,980
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,800,000	2,800,000	30,300,000	32,600,000	1,300,000	1,200,000

Shares created	—	800,000	5,600,000	1,200,000	100,000	300,000

Shares redeemed	—	(800,000)	—	(3,500,000)	(100,000)	(200,000)
Shares outstanding, end of period	2,800,000	2,800,000	35,900,000	30,300,000	1,300,000	1,300,000

See Notes to Financial Statements.

WisdomTree Trust	93

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,507,426	$3,839,069	$2,058,377	$3,789,556	$7,491,724	$16,802,706

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,067,178)	(1,372,513)	177,451	434,804	(24,114,858)	28,758,384

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(5,214,404)	3,113,027	(339,176)	(1,194,141)	(110,248,193)	(19,298,961)
Net increase (decrease) in net assets resulting from operations	(3,774,156)	5,579,583	1,896,652	3,030,219	(126,871,327)	26,262,129
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(6,317,500)	(4,157,515)	(2,008,500)	(3,977,862)	(6,604,000)	(18,968,260)

Tax return of capital	—	—	—	—	—	(609,812)
Total distributions to shareholders	(6,317,500)	(4,157,515)	(2,008,500)	(3,977,862)	(6,604,000)	(19,578,072)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	14,383,629	—	—	120,430,489	236,716,827

Cost of shares redeemed	(2,981,930)	(8,988,290)	(2,261,166)	(11,182,914)	(97,195,394)	(591,544,150)
Net increase (decrease) in net assets resulting from capital share transactions	(2,981,930)	5,395,339	(2,261,166)	(11,182,914)	23,235,095	(354,827,323)
Net Increase (Decrease) in Net Assets	(13,073,586)	6,817,407	(2,373,014)	(12,130,557)	(110,240,232)	(348,143,266)
NET ASSETS:

Beginning of period	$114,145,914	$107,328,507	$92,227,329	$104,357,886	$1,323,423,944	$1,671,567,210

End of period	$101,072,328	$114,145,914	$89,854,315	$92,227,329	$1,213,183,712	$1,323,423,944
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,550,000	3,350,000	2,000,000	2,250,000	50,400,000	64,600,000

Shares created	—	500,000	—	—	4,600,000	9,400,000

Shares redeemed	(100,000)	(300,000)	(50,000)	(250,000)	(4,000,000)	(23,600,000)
Shares outstanding, end of period	3,450,000	3,550,000	1,950,000	2,000,000	51,000,000	50,400,000

See Notes to Financial Statements.

94	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree Middle East Dividend Fund		WisdomTree Modern Tech Platforms Fund

	For the Period April 4, 2019* through September 30, 2019 (unaudited)	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Period May 22, 2019* through September 30, 2019 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,895	$263,735	$797,052	$1,462

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(14,050)	(616,915)	(349,765)	12

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(110,446)	(104,632)	1,897,618	45,397
Net increase (decrease) in net assets resulting from operations	(112,601)	(457,812)	2,344,905	46,871
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(573,500)	(738,425)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,523,084	4,176,666	5,736,903	2,461,808

Cost of shares redeemed	(98)	(3,955,504)	(1,894,772)	—
Net increase in net assets resulting from capital share transactions	2,522,986	221,162	3,842,131	2,461,808
Net Increase (Decrease) in Net Assets	2,410,385	(810,150)	5,448,611	2,508,679
NET ASSETS:

Beginning of period	$100	$20,472,810	$15,024,199	$100

End of period	$2,410,485	$19,662,660	$20,472,810	$2,508,779
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	1,000,000	800,000	4

Shares created	100,000	200,000	300,000	100,000

Shares redeemed	(4)	(200,000)	(100,000)	—
Shares outstanding, end of period	100,000	1,000,000	1,000,000	100,004
* Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$67.41	$69.31	$64.08	$57.08	$67.20	$65.72
Investment operations:

Net investment income[1]	1.70	2.71	2.21	1.90	2.14	2.29

Net realized and unrealized gain (loss)	(2.88)	(1.73)	5.23	7.03	(10.20)	1.46
Total from investment operations	(1.18)	0.98	7.44	8.93	(8.06)	3.75
Dividends to shareholders:

Net investment income	(1.71)	(2.88)	(2.21)	(1.93)	(2.06)	(2.27)
Net asset value, end of period	$64.52	$67.41	$69.31	$64.08	$57.08	$67.20

TOTAL RETURN[2]	(1.80)%	1.55%	11.75%	15.96%	(12.06)%[3]	5.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$29,032	$33,703	$45,051	$41,655	$45,665	$47,037

Ratios to average net assets[4] of:

Expenses	0.48%[5,6]	0.48%[6]	0.48%[6]	0.48%	0.48%[6]	0.49%[6,7]

Net investment income	5.11%[5]	4.06%	3.24%	3.19%	3.59%	3.36%
Portfolio turnover rate[8]	3%	21%	26%	27%	24%	17%

WisdomTree China ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015
Net asset value, beginning of period	$77.67	$87.24	$57.17	$46.75	$55.28	$49.70
Investment operations:

Net investment income[1]	0.80	0.98	0.12	0.64	1.25	1.33

Net realized and unrealized gain (loss)	(6.25)	(9.64)	30.56	10.45	(8.59)	5.48
Total from investment operations	(5.45)	(8.66)	30.68	11.09	(7.34)	6.81
Dividends and distributions to shareholders:

Net investment income	(0.78)	(0.90)	(0.61)	(0.67)	(1.19)	(1.23)

Tax return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions to shareholders	(0.78)	(0.91)	(0.61)	(0.67)	(1.19)	(1.23)
Net asset value, end of period	$71.44	$77.67	$87.24	$57.17	$46.75	$55.28

TOTAL RETURN[2]	(7.04)%	(9.91)%	53.95%	23.94%	(13.40)%	13.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$126,807	$143,699	$215,928	$8,576	$9,351	$16,585

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5,10]	0.32%[10]	0.33%[10,11]	0.53%[11]	0.57%[11]	0.64%[12]

Expenses, prior to expense waivers	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.64%[12]

Net investment income	2.15%[5]	1.31%	0.14%	1.29%	2.42%	2.53%
Portfolio turnover rate[8]	7%	35%	20%	37%	143%	30%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[10]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[11]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$22.20	$26.34	$22.53	$20.60	$24.89	$24.56
Investment operations:

Net investment income[1]	0.56	0.71	0.49	0.45	0.52	0.48

Net realized and unrealized gain (loss)	(0.83)	(4.08)	3.77	2.01	(4.28)	0.32
Total from investment operations	(0.27)	(3.37)	4.26	2.46	(3.76)	0.80
Dividends to shareholders:

Net investment income	(0.52)	(0.77)	(0.45)	(0.53)	(0.53)	(0.47)
Net asset value, end of period	$21.41	$22.20	$26.34	$22.53	$20.60	$24.89

TOTAL RETURN[2]	(1.24)%	(12.66)%	19.05%	12.17%	(15.21)%	3.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$37,471	$34,414	$50,052	$24,782	$12,357	$19,912

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3,4]	0.32%[4]	0.38%[4]	0.63%	0.63%	0.64%[5]

Expenses, prior to expense waivers	0.63%[3]	0.63%	0.63%	0.63%	0.63%	0.64%[5]

Net investment income	5.08%[3]	3.15%	1.93%	2.12%	2.39%	1.88%
Portfolio turnover rate[6]	3%	88%	63%	72%	49%	41%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$28.79	$31.99	$24.72	$21.48	$25.17	$24.59
Investment operations:

Net investment income[1]	0.62	0.42	0.28	0.30	0.35	0.07

Net realized and unrealized gain (loss)	(1.36)	(3.20)	7.20	3.25	(3.24)	0.56
Total from investment operations	(0.74)	(2.78)	7.48	3.55	(2.89)	0.63
Dividends to shareholders:

Net investment income	(0.48)	(0.42)	(0.21)	(0.31)	(0.80)	(0.05)
Net asset value, end of period	$27.57	$28.79	$31.99	$24.72	$21.48	$25.17

TOTAL RETURN[2]	(2.59)%	(8.64)%[7]	30.30%	16.68%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$452,222	$305,184	$92,776	$2,472	$2,148	$10,069

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3,4]	0.32%[4]	0.33%[4]	0.58%	0.58%	0.58%[3]

Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[3]

Net investment income	4.41%[3]	1.51%	0.92%	1.33%	1.48%	0.88%[3]
Portfolio turnover rate[6]	3%	24%	68%	15%	46%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$43.72	$47.35	$40.69	$35.05	$42.68	$49.23
Investment operations:

Net investment income[1]	1.69	1.84	1.67	1.42	1.76	2.16

Net realized and unrealized gain (loss)	(2.35)	(3.57)	6.65	5.58	(7.74)	(6.57)
Total from investment operations	(0.66)	(1.73)	8.32	7.00	(5.98)	(4.41)
Dividends to shareholders:

Net investment income	(1.68)	(1.90)	(1.66)	(1.36)	(1.65)	(2.14)
Net asset value, end of period	$41.38	$43.72	$47.35	$40.69	$35.05	$42.68

TOTAL RETURN[2]	(1.60)%	(3.51)%	20.98%	20.44%	(14.07)%	(9.40)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,098,079	$2,173,006	$2,282,176	$1,721,381	$1,321,221	$2,159,557

Ratios to average net assets[3] of:

Expenses[4]	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.64%[6]

Net investment income	7.79%[5]	4.23%	3.81%	3.81%	4.64%	4.45%
Portfolio turnover rate[7]	4%	44%	41%	41%	43%	39%

WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$23.61	$24.68
Investment operations:

Net investment income[1]	0.52	0.29

Net realized and unrealized loss	(1.89)	(1.16)
Total from investment operations	(1.37)	(0.87)
Dividends to shareholders:

Net investment income	(0.48)	(0.20)
Net asset value, end of period	$21.76	$23.61

TOTAL RETURN[2]	(5.85)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$23,931	$18,886

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%[4,5]

Net investment income	4.53%[5]	1.97%[5]
Portfolio turnover rate[7]	90%	133%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

98	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$24.71	$26.94	$23.03	$21.11	$24.08	$24.92
Investment operations:

Net investment income[1]	0.49	0.71	0.56	0.63	0.55	0.61

Net realized and unrealized gain (loss)	(1.13)	(2.30)	3.87	1.96	(2.94)	(0.87)
Total from investment operations	(0.64)	(1.59)	4.43	2.59	(2.39)	(0.26)
Dividends to shareholders:

Net investment income	(0.47)	(0.64)	(0.52)	(0.67)	(0.58)	(0.58)
Net asset value, end of period	$23.60	$24.71	$26.94	$23.03	$21.11	$24.08

TOTAL RETURN[2]	(2.64)%	(5.79)%	19.44%	12.45%	(9.89)%[3]	(1.19)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$66,080	$69,189	$75,442	$48,366	$31,667	$40,944

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4,5]	0.32%[5]	0.39%[5]	0.63%	0.63%	0.64%[6]

Expenses, prior to expense waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.64%[6]

Net investment income	4.08%[4]	2.93%	2.17%	2.88%	2.59%	2.42%
Portfolio turnover rate[7]	3%	81%	62%	49%	62%	47%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$47.03	$53.47	$44.62	$37.90	$44.46	$46.40
Investment operations:

Net investment income[1]	1.38	1.79	1.42	1.35	1.24	1.32

Net realized and unrealized gain (loss)	(2.73)	(6.35)	8.89	6.71	(6.65)	(1.97)
Total from investment operations	(1.35)	(4.56)	10.31	8.06	(5.41)	(0.65)
Dividends to shareholders:

Net investment income	(1.41)	(1.88)	(1.46)	(1.34)	(1.15)	(1.29)
Net asset value, end of period	$44.27	$47.03	$53.47	$44.62	$37.90	$44.46

TOTAL RETURN[2]	(2.94)%	(8.40)%	23.55%	21.76%	(12.20)%	(1.51)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,589,145	$1,424,969	$1,743,104	$1,106,602	$894,468	$1,413,669

Ratios to average net assets[8] of:

Expenses[9]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.64%[6]

Net investment income	5.99%[4]	3.81%	2.88%	3.36%	3.13%	2.84%
Portfolio turnover rate[7]	4%	40%	48%	47%	52%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	99

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$55.60	$59.03	$50.03	$47.16	$50.80	$51.68
Investment operations:

Net investment income[1]	0.81	1.17	1.24	1.14	1.02	1.05

Net realized and unrealized gain (loss)	2.61	(3.34)	8.79	2.94	(3.75)	(0.91)
Total from investment operations	3.42	(2.17)	10.03	4.08	(2.73)	0.14
Dividends to shareholders:

Net investment income	(0.84)	(1.26)	(1.03)	(1.21)	(0.91)	(1.02)
Net asset value, end of period	$58.18	$55.60	$59.03	$50.03	$47.16	$50.80

TOTAL RETURN[2]	6.16%	(3.65)%	20.18%	8.80%	(5.42)%	0.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$75,638	$72,280	$70,841	$50,031	$66,026	$86,353

Ratios to average net assets[3] of:

Expenses	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%	0.58%[5,6]	0.59%[5,7]

Net investment income	2.85%[4]	2.11%	2.20%	2.39%	2.15%	2.05%
Portfolio turnover rate[8]	3%	60%	67%	66%	61%	64%

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$32.15	$32.04	$28.16	$27.26	$29.65	$27.77
Investment operations:

Net investment income[1]	0.72	1.12	1.11	1.06	0.89	1.54

Net realized and unrealized gain (loss)	(1.76)	0.24	4.92	1.35	(2.08)	1.75
Total from investment operations	(1.04)	1.36	6.03	2.41	(1.19)	3.29
Dividends to shareholders:

Net investment income	(1.81)	(1.25)	(2.15)	(1.51)	(1.20)	(1.41)
Net asset value, end of period	$29.30	$32.15	$32.04	$28.16	$27.26	$29.65

TOTAL RETURN[2]	(3.38)%	4.51%	21.90%	9.33%[9]	(3.89)%	12.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$101,072	$114,146	$107,329	$83,060	$94,044	$121,560

Ratios to average net assets[3] of:

Expenses	0.58%[4]	0.58%	0.58%	0.58%	0.58%[6]	0.59%[5,7]

Net investment income	4.68%[4]	3.72%	3.56%	3.86%	3.22%	5.21%
Portfolio turnover rate[8]	3%	17%	23%	19%	32%	26%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

100	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$46.11	$46.38	$44.75	$40.84	$44.23	$47.51
Investment operations:

Net investment income[1]	1.05	1.77	1.59	1.46	1.76	1.83

Net realized and unrealized gain (loss)	(0.05)	(0.18)	1.54	3.97	(3.43)	(3.28)
Total from investment operations	1.00	1.59	3.13	5.43	(1.67)	(1.45)
Dividends to shareholders:

Net investment income	(1.03)	(1.86)	(1.50)	(1.52)	(1.72)	(1.83)
Net asset value, end of period	$46.08	$46.11	$46.38	$44.75	$40.84	$44.23

TOTAL RETURN[2]	2.17%	3.59%	7.02%	13.54%	(3.77)%	(3.23)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$89,854	$92,227	$104,358	$89,510	$73,511	$101,718

Ratios to average net assets[3] of:

Expenses	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%	0.58%[5,6]	0.59%[5,7]

Net investment income	4.55%[4]	3.86%	3.41%	3.42%	4.19%	3.91%
Portfolio turnover rate[8]	2%	19%	21%	21%	56%	30%

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$26.26	$25.88	$24.07	$19.42	$22.64	$18.93
Investment operations:

Net investment income[1]	0.14	0.28	0.24	0.23	0.26	0.22

Net realized and unrealized gain (loss)	(2.48)	0.45	1.79	4.70	(3.26)	3.65
Total from investment operations	(2.34)	0.73	2.03	4.93	(3.00)	3.87
Dividends and distributions to shareholders:

Net investment income	(0.13)	(0.34)	(0.22)	(0.28)	(0.22)	(0.16)

Tax return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions to shareholders	(0.13)	(0.35)	(0.22)	(0.28)	(0.22)	(0.16)
Net asset value, end of period	$23.79	$26.26	$25.88	$24.07	$19.42	$22.64

TOTAL RETURN[2]	(8.92)%	2.89%	8.46%	25.56%	(13.31)%[9]	20.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,213,184	$1,323,424	$1,671,567	$1,564,606	$1,475,616	$2,372,406

Ratios to average net assets of:

Expenses[10]	0.85%[4]	0.85%	0.84%	0.84%	0.84%	0.84%[11]

Net investment income	1.14%[4]	1.14%	0.91%	1.09%	1.28%	0.99%
Portfolio turnover rate[8]	22%	37%	22%	30%	38%	26%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[10]

Includes interest expense of 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the six months ended September 30, 2019 (not annualized) and fiscal years ended 2019, 2018, 2017, 2016 and 2015, respectively.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	101

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India ex-State-Owned Enterprises Fund	For the Period April 4, 2019* through September 30, 2019 (unaudited)
Net asset value, beginning of period	$24.67
Investment operations:

Net investment income[1]	0.12

Net realized and unrealized loss	(0.69)
Total from investment operations	(0.57)
Net asset value, end of period	$24.10

TOTAL RETURN[2]	(2.31)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,410

Ratios to average net assets of:

Expenses	0.58%[3]

Net investment income	1.01%[3]
Portfolio turnover rate[4]	3%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$20.47	$18.78	$17.60	$17.28	$20.25	$22.38
Investment operations:

Net investment income[1]	0.24	0.86	0.58	0.59	0.58	0.67

Net realized and unrealized gain (loss)	(0.52)	1.59	1.06	0.50	(2.85)	(2.06)
Total from investment operations	(0.28)	2.45	1.64	1.09	(2.27)	(1.39)
Dividends to shareholders:

Net investment income	(0.53)	(0.76)	(0.46)	(0.77)	(0.70)	(0.74)
Net asset value, end of period	$19.66	$20.47	$18.78	$17.60	$17.28	$20.25

TOTAL RETURN[2]	(1.42)%	13.41%[5]	9.49%[6]	6.60%	(11.57)%	(6.28)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,663	$20,473	$15,024	$17,601	$20,731	$34,420

Ratios to average net assets of:

Expenses	0.88%[3]	0.88%	0.88%	0.88%	0.88%	0.89%[7]

Net investment income	2.34%[3]	4.45%	3.28%	3.44%	3.13%	2.93%
Portfolio turnover rate[4]	22%	30%	46%	29%	25%	89%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been 0.05% lower.

[6]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

See Notes to Financial Statements.

102	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Modern Tech Platforms Fund	For the Period May 22, 2019* through September 30, 2019 (unaudited)
Net asset value, beginning of period	$24.80
Investment operations:

Net investment income[1]	0.01

Net realized and unrealized gain	0.28
Total from investment operations	0.29
Net asset value, end of period	$25.09

TOTAL RETURN[2]	1.17%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,509

Ratios to average net assets of:

Expenses	0.45%[3]

Net investment income	0.16%[3]
Portfolio turnover rate[4]	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	103

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund”)	April 4, 2019
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Modern Tech Platforms Fund (“Modern Tech Platforms Fund”)	May 22, 2019

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Investments Corporation (“Mellon”).

Each Fund, except for the Emerging Markets Consumer Growth Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The Emerging Markets Consumer Growth Fund and Emerging Markets Quality Dividend Growth Fund are actively managed using a model-based approach seeking income and capital appreciation. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$28,810,104	$—	$—
Exchange-Traded Fund	104,874	—	—
Investment of Cash Collateral for Securities Loaned	—	72,888	—
Total	$28,914,978	$72,888	$—
Unrealized Appreciation on Foreign Currency Contracts	—	19	—
Total - Net	$28,914,978	$72,907	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Energy Equipment & Services	$—	$—	$0	**
Other*	126,609,978	—	—
Investment of Cash Collateral for Securities Loaned	—	3,960,396	—
Total	$126,609,978	$3,960,396	$0

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$11,274,920	$115,118	$2,425	**
Indonesia	634,661	—	3,188	**
Other*	25,337,209	—	—
Rights	—	—	0	**
Foreign Corporate Bond	—	1,977	—
Investment of Cash Collateral for Securities Loaned	—	688,902	—
Total	$37,246,790	$805,997	$5,613

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$162,968,866	$—	$0	**
South Korea	57,968,583	131,863	—
Other*	230,391,939	—	—
Warrants	1,761	—	—
Foreign Corporate Bond	—	2,383	—
Investment of Cash Collateral for Securities Loaned	—	4,637,322	—
Total	$451,331,149	$4,771,568	$0

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$20,865,920	$1,819,941	$—
Other*	2,061,510,221	—	—
Exchange-Traded Fund	2,242,636	—	—
Investment of Cash Collateral for Securities Loaned	—	24,594,727	—
Total	$2,084,618,777	$26,414,668	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,090)	—
Total - Net	$2,084,618,777	$26,411,578	$—

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks
China	$6,342,351	$119,887	$—
Other*	17,396,041	—	—
Rights	—	10,239	—
Total	$23,738,392	$130,126	$—
Unrealized Appreciation on Foreign Currency Contracts	—	6,214	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,008)	—
Total - Net	$23,738,392	$127,332	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$21,770,734	$250,672	$—
Other*	43,956,776	—	—
Foreign Corporate Bond	—	2,188	—
Investment of Cash Collateral for Securities Loaned	—	849,962	—
Total	$65,727,510	$1,102,822	$—

WisdomTree Trust	107

Notes to Financial Statements (unaudited) (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$328,589,888	$3,675,618	$262,394	**
Hong Kong	17,221,989	—	0	**
Philippines	12,942,285	—	7,068	**
South Africa	124,070,373	—	0	**
South Korea	115,783,208	—	318,157	**
Other*	973,880,693	—	—
Exchange-Traded Fund	3,695,675	—	—
Investment of Cash Collateral for Securities Loaned	—	9,976,857	—
Total	$1,576,184,111	$13,652,475	$587,619
Unrealized Appreciation on Foreign Currency Contracts	—	52	—
Total - Net	$1,576,184,111	$13,652,527	$587,619

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$75,300,488	$—	$—
Exchange-Traded Funds	17,340	—	—
Investment of Cash Collateral for Securities Loaned	—	3,410,339	—
Total	$75,317,828	$3,410,339	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(9)	—
Total - Net	$75,317,828	$3,410,330	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Philippines	$486,594	$—	$209	**
Other*	100,147,782	—	—
Rights	—	2,614	—
Investment of Cash Collateral for Securities Loaned	—	4,869,315	—
Total	$100,634,376	$4,871,929	$209
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—
Total - Net	$100,634,376	$4,871,927	$209

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$230,320	$9,305	$—
Other*	89,277,353	—	—
Rights	643	—	—
Investment of Cash Collateral for Securities Loaned	—	1,874,247	—
Total	$89,508,316	$1,883,552	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$30,999,296	$—	$497,648	**
Other*	1,178,565,694	—	—
Foreign Corporate Bond	—	23,502	—
Total	$1,209,564,990	$23,502	$497,648

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

India ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks	$2,407,257	$—	$—
Foreign Corporate Bond	—	162	—
Total	$2,407,257	$162	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,658,292	$—	$—
Total	$19,658,292	$—	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(11)	—
Total - Net	$19,658,292	$(11)	$—

Modern Tech Platforms Fund	Level 1	Level 2	Level 3
Common Stocks	$2,506,794	$—	$—
Investment of Cash Collateral for Securities Loaned	—	372,636	—
Total	$2,506,794	$372,636	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

During the six months or period ended September 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2019 and open positions in such derivatives as of September 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 114. At September 30, 2019, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of September 30, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$19	Unrealized depreciation on foreign currency contracts	$—
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	3,090
Emerging Markets Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	6,214	Unrealized depreciation on foreign currency contracts	9,008
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	52	Unrealized depreciation on foreign currency contracts	—

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Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$9
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	2
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	11

For the six months or period ended September 30, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(3,729)	$19
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	(17,203)	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(4,151)	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(139,241)	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	(3,001)	(10,300)
Emerging Markets Multifactor Fund
Foreign exchange contracts	(140,265)	(24,380)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	1,291	2
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	51,026	52
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	1,364	(9)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(5,108)	(2)
Global High Dividend Fund
Foreign exchange contracts	139	(19)
India Earnings Fund (consolidated)
Foreign exchange contracts	143,343	—
India ex-State-Owned Enterprises Fund[3]
Foreign exchange contracts	(159)	—
Middle East Dividend Fund
Foreign exchange contracts	(4,618)	(11)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

[3]	For the period April 4, 2019 (commencement of operations) through September 30, 2019.

110	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended September 30, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$9,783
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	353,114	9,863
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	—	4,676
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	1,214,960	28,018
Emerging Markets High Dividend Fund
Foreign exchange contracts	714,724	1,252,255
Emerging Markets Multifactor Fund
Foreign exchange contracts	4,255,013	11,763,274
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	—	42,216
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	3,268,957	427,223
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	11,192
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	—	34,629
Global High Dividend Fund
Foreign exchange contracts	—	5,987
India Earnings Fund (consolidated)
Foreign exchange contracts	—	229,022
India ex-State-Owned Enterprises Fund[1,2]
Foreign exchange contracts	31	7,398
Middle East Dividend Fund
Foreign exchange contracts	11,211	18,382
[1]	The volume of derivative activity for the period is based on intra-month balances.

[2]	For the period April 4, 2019 (commencement of operations) through September 30, 2019.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or

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Notes to Financial Statements (unaudited) (continued)

increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be

112	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in

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Notes to Financial Statements (unaudited) (continued)

the Statements of Assets and Liabilities. As of September 30, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Asia Pacific ex-Japan Fund
Securities Lending	$594,998	$—	$(594,998)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	19	—	—	19	—	—	—	—
China ex-State-Owned Enterprises Fund
Securities Lending	10,621,693	—	(10,621,693)[1]	—	—	—	—	—
Emerging Markets Consumer Growth Fund
Securities Lending	1,248,864	—	(1,248,864)[1]	—	—	—	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	8,544,922	—	(8,544,922)[1]	—	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	180,008,229	—	(180,008,229)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	3,090	—	—	3,090
Emerging Markets Multifactor Fund
Foreign Currency Contracts	6,214	—	—	6,214	9,008	—	—	9,008
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,386,512	—	(1,386,512)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	159,061,920	—	(159,061,920)[1]	—	—	—	—	—
Foreign Currency Contracts	52	—	—	52	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	7,199,858	—	(7,199,858)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	9	—	—	9
Global ex-U.S. Real Estate Fund
Securities Lending	7,354,041	—	(7,354,041)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	2	—	—	2
Global High Dividend Fund
Securities Lending	3,823,202	—	(3,823,202)[1]	—	—	—	—	—
Middle East Dividend Fund
Foreign Currency Contracts	—	—	—	—	11	—	—	11
Modern Tech Platforms Fund
Securities Lending	573,885	—	(573,885)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss

114	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver	Advisory Fee Waiver Expiration Date
Asia Pacific ex-Japan Fund	0.48%	—	—
China ex-State-Owned Enterprises Fund	0.63%	(0.31)%	July 31, 2020
Emerging Markets Consumer Growth Fund	0.63%	(0.31)%	July 31, 2020
Emerging Markets ex-State-Owned Enterprises Fund	0.58%	(0.26)%	July 31, 2020
Emerging Markets High Dividend Fund	0.63%	—	—
Emerging Markets Multifactor Fund	0.48%	—	—
Emerging Markets Quality Dividend Growth Fund	0.63%	(0.31)%	July 31, 2020
Emerging Markets SmallCap Dividend Fund	0.63%	—	—
Global ex-U.S. Quality Dividend Growth Fund	0.58%	—	—
Global ex-U.S. Real Estate Fund	0.58%	—	—
Global High Dividend Fund	0.58%	—	—
India Earnings Fund (consolidated)	0.83%	—	—
India ex-State-Owned Enterprises Fund	0.58%	—	—
Middle East Dividend Fund	0.88%	—	—
Modern Tech Platforms Fund	0.45%	—	—

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

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Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$2,056	$661,144	$537,503	$(23,487)	$2,664	$104,874	$20,325
Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,304,355	$6,828,786	$6,877,464	$43,783	$(56,824)	$2,242,636	$50,862
Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$—	$28,809,493	$25,410,975	$255,163	$41,994	$3,695,675	$535,593
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$4,647	$292,128	$292,658	$2,838	$(56)	$6,899	$4,935
International Equity Fund	6,886	441,440	437,127	(871)	113	10,441	5,898
Total Global ex-U.S. Quality Dividend Growth Fund	$11,533	$733,568	$729,785	$1,967	$57	$17,340	$10,833
Global High Dividend Fund
International High Dividend Fund	$37,976	$545,977	$590,348	$7,134	$(739)	$—	$8,215
U.S. High Dividend Fund	12,755	183,199	199,590	3,977	(341)	—	848
Total Global High Dividend Fund	$50,731	$729,176	$789,938	$11,111	$(1,080)	$—	$9,063

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months or period ended September 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Emerging Markets ex-State-Owned Enterprises Fund	997	$27,567	$478
Emerging Markets Multifactor Fund	807	17,407	382
Emerging Markets Quality Dividend Growth Fund	35	820	16
Emerging Markets SmallCap Dividend Fund	427	18,916	572

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$806,859	$1,879,223	$—	$2,109,644
China ex-State-Owned Enterprises Fund	12,394,227	9,183,651	1,468,774	9,076,777
Emerging Markets Consumer Growth Fund	2,944,578	1,109,649	2,081,118	—
Emerging Markets ex-State-Owned Enterprises Fund	84,919,829	11,152,170	86,355,074	—

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			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Emerging Markets High Dividend Fund	$108,665,441	$88,565,799	$25,370,267	$7,390,731
Emerging Markets Multifactor Fund	25,055,073	21,727,368	3,694,972	—
Emerging Markets Quality Dividend Growth Fund	1,745,704	1,732,341	—	—
Emerging Markets SmallCap Dividend Fund	208,239,867	59,175,478	104,651,002	—
Global ex-U.S. Quality Dividend Growth Fund	1,990,563	2,005,077	5,129,153	4,967,921
Global ex-U.S. Real Estate Fund	3,675,975	7,493,029	—	3,054,199
Global High Dividend Fund	2,145,594	2,124,770	—	2,139,896
India Earnings Fund (consolidated)	311,735,214	289,787,210	—	—
India ex-State-Owned Enterprises Fund[1]	2,592,655	72,343	—	—
Middle East Dividend Fund	5,135,944	4,918,046	—	—
Modern Tech Platforms Fund[2]	—	1,154	2,462,540	—
[1]	For the period April 4, 2019 (commencement of operations) through September 30, 2019.

[2]	For the period May 22, 2019 (commencement of operations) through September 30, 2019.

6. FEDERAL INCOME TAXES

At September 30, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$27,438,623	$4,467,667	$(2,918,424)	$1,549,243	$—	$—	$—	$1,549,243
China ex-State-Owned Enterprises Fund	141,859,263	12,805,097	(24,093,986)	(11,288,889)	—	—	—	(11,288,889)
Emerging Markets Consumer Growth Fund	35,662,281	4,706,207	(2,310,088)	2,396,119	—	—	—	2,396,119
Emerging Markets ex-State-Owned Enterprises Fund	467,143,426	26,400,731	(37,441,440)	(11,040,709)	—	—	—	(11,040,709)
Emerging Markets High Dividend Fund	2,130,961,223	217,341,814	(237,269,592)	(19,927,778)	—	(2,848)	(2,848)	(19,930,626)
Emerging Markets Multifactor Fund	24,075,198	915,478	(1,122,158)	(206,680)	—	—	—	(206,680)
Emerging Markets Quality Dividend Growth Fund	61,155,230	10,784,482	(5,109,380)	5,675,102	—	—	—	5,675,102
Emerging Markets SmallCap Dividend Fund	1,594,060,352	199,081,475	(202,717,622)	(3,636,147)	52	—	52	(3,636,095)
Global ex-U.S. Quality Dividend Growth Fund	71,985,017	11,199,759	(4,456,609)	6,743,150	—	(2)	(2)	6,743,148
Global ex-U.S. Real Estate Fund	107,681,993	12,739,528	(14,915,007)	(2,175,479)	—	(2)	(2)	(2,175,481)
Global High Dividend Fund	88,072,069	12,187,927	(8,868,128)	3,319,799	—	—	—	3,319,799
India Earnings Fund (consolidated)	956,395,908	362,741,646	(109,051,414)	253,690,232	—	—	—	253,690,232
India ex-State Owned Enterprises Fund	2,517,873	106,390	(216,844)	(110,454)	—	—	—	(110,454)
Middle East Dividend Fund	16,907,105	3,461,394	(710,207)	2,751,187	—	(11)	(11)	2,751,176

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	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Modern Tech Platforms Fund	$2,834,032	$197,035	$(151,637)	$45,398	$—	$—	$—	$45,398
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/ (depreciation) on a GAAP basis. The unrealized appreciation/ (depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities, other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to indirectly benefit from any tax treaty benefits claimed by the portfolio. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the tax treaty’s applicability to entities such as the Portfolio. The eligibility for tax treaty benefits does however continue to be a highly litigated matter in India.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Prior to August 8, 2012, the Mauritius income tax was paid by the Portfolio, and thereafter, the Mauritius income tax was paid by WTAM.

On May 10, 2016, the Government of India and Mauritius announced the signing of a protocol amending the provisions of the tax treaty (“2016 Protocol”). The 2016 Protocol has become effective on April 1, 2017 in respect of income and gains received from India. The 2016 Protocol, inter alia, provides for capital gains arising on disposal of shares of an Indian company acquired by a company resident in Mauritius on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired from April 1, 2017 and disposed of by March 31, 2019 are taxable at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits (“LOB”) clause. As such, the LOB Article denies the concessional 50% Indian capital gains tax rate benefit in respect of capital gains arising between April 1, 2017 and March 31, 2019, where the detailed LOB conditions prescribed under the tax treaty are not fulfilled.

Any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 are subject to the full rate of capital gains tax in India. The 2016 Protocol only amends the capital gains article in relation to the taxation of shares. As such, all other “securities” besides shares are subject to similar taxation principles, as they apply currently to the Portfolio.

This amendment will reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders. The Indian tax rates applicable on disposal of securities by the Portfolio would depend on the nature of securities, the holding period and the manner of disposal.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). GAAR is applicable to financial years beginning on or after April 1, 2017. All investments made into India before April 1, 2017 are grandfathered and are exempt from the applicability of GAAR, irrespective of the date of exit of the investments. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the six months ended September 30, 2019, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $400,000,000 and having a final maturity date of October 11, 2019. During the six months ended September 30, 2019, the Fund utilized the demand note and borrowed for a period of 11 days with an average outstanding loan balance of $85,400,000 and a weighted average interest rate of 4.20% per annum. Interest expense related to the loan for the period ended September 30, 2019 was $108,031. At September 30, 2019, the Fund had an outstanding loan balance of $1,600,000 under the demand note agreement.

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Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements (all Funds except the WisdomTree India ex-State-Owned Enterprises Fund and the WisdomTree Modern Tech Platforms Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of the series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); and (ii) the Sub Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2019, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based

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exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included a mix of actively-managed ETFs and institutional funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Modern Tech Platforms Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 28-29, 2019, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation, (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on March 21, 2019. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the WisdomTree Modern Tech Platforms Fund will be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a model or rules-based function, with oversight by WTAM in seeking to ensure consistency with such quantitative models or rules, respectively. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had

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not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 10-11, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, index methodology and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on December 5, 2018. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be a passive or index-based equity fund. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategy represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI index. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board

124	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	125

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

126	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2905

WisdomTree Trust

Semi-Annual Report

September 30, 2019

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	19.8%
Industrials	19.4%
Consumer Discretionary	18.9%
Health Care	13.2%
Materials	12.2%
Information Technology	7.2%
Communication Services	2.7%
Financials	2.3%
Energy	1.6%
Real Estate	1.1%
Utilities	1.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Roche Holding AG, Genusschein	5.6%
British American Tobacco PLC	4.5%
LVMH Moet Hennessy Louis Vuitton SE	3.9%
Industria de Diseno Textil S.A.	3.6%
Unilever N.V.	3.3%
Rio Tinto PLC	3.2%
Novo Nordisk A/S, Class B	2.7%
L’Oreal S.A.	2.6%
SAP SE	2.2%
Diageo PLC	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,019.30	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.93%	0.36%	6.60%	3.75%	2.23%
Fund Market Price Returns	2.02%	0.39%	6.49%	3.84%	2.14%
WisdomTree Europe Quality Dividend Growth Index	2.25%	1.01%	7.20%	4.30%	2.76%
MSCI Europe Index	2.59%	-0.75%	6.57%	2.38%	0.97%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.6%
Consumer Discretionary	17.3%
Financials	17.3%
Materials	8.9%
Information Technology	8.1%
Consumer Staples	6.2%
Real Estate	6.0%
Communication Services	4.1%
Energy	2.4%
Health Care	2.3%
Utilities	2.1%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
bpost S.A.	1.6%
BE Semiconductor Industries N.V.	1.4%
Siltronic AG	1.3%
Deutsche Pfandbriefbank AG	1.1%
Aareal Bank AG	1.1%
Elkem ASA	1.0%
PostNL N.V.	1.0%
Metsa Board Oyj	0.9%
Peab AB	0.9%
Bovis Homes Group PLC	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$986.70	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.33%	-8.32%	4.08%	4.76%	8.04%
Fund Market Price Returns	-1.56%	-8.26%	4.05%	4.86%	7.95%
WisdomTree Europe SmallCap Dividend Index	-1.34%	-8.50%	4.29%	5.08%	8.53%
MSCI Europe Small Cap Index	0.00%**	-7.80%	5.71%	5.46%	8.03%
*	Returns of less than one year are cumulative.

**	Amount represents less than 0.01%.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Utilities	14.2%
Consumer Discretionary	13.8%
Communication Services	12.0%
Industrials	11.3%
Materials	10.9%
Energy	10.8%
Consumer Staples	10.2%
Health Care	8.8%
Information Technology	6.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
SSE PLC	2.1%
Imperial Brands PLC	2.0%
Hennes & Mauritz AB, Class B	1.8%
Evraz PLC	1.8%
Vodafone Group PLC	1.7%
British American Tobacco PLC	1.6%
Tokyo Electron Ltd.	1.6%
Nissan Motor Co., Ltd.	1.5%
Subaru Corp.	1.5%
Engie S.A.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada and excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.90	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.59%	-0.17%	5.43%	1.03%	3.78%
Fund Market Price Returns	0.72%	0.39%	5.39%	1.11%	3.77%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	0.80%	0.24%	5.80%	1.39%	3.97%
MSCI EAFE Value Index	-0.23%	-4.92%	5.10%	0.99%	3.23%
*	Returns of less than one year are cumulative.

[1]	WisdomTree International Dividend Top 100 Index prior to May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Industrials	13.0%
Consumer Discretionary	11.6%
Consumer Staples	9.1%
Communication Services	8.5%
Health Care	8.4%
Energy	7.9%
Materials	7.0%
Utilities	5.5%
Information Technology	3.7%
Real Estate	2.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
HSBC Holdings PLC	1.3%
Nestle S.A., Registered Shares	1.3%
China Mobile Ltd.	1.2%
BP PLC	1.2%
Royal Dutch Shell PLC, Class A	1.2%
TOTAL S.A.	1.2%
Novartis AG, Registered Shares	1.1%
Toyota Motor Corp.	1.1%
Royal Dutch Shell PLC, Class B	1.1%
Roche Holding AG, Genusschein	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,007.10	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.71%	-3.20%	5.52%	2.50%	4.56%
Fund Market Price Returns	0.57%	-2.94%	5.37%	2.48%	4.53%
WisdomTree International Equity Index	1.05%	-2.58%	5.94%	2.75%	4.77%
MSCI EAFE Index	2.57%	-1.34%	6.48%	3.27%	4.90%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.1%
Energy	12.2%
Communication Services	11.5%
Industrials	10.6%
Consumer Discretionary	10.1%
Materials	8.8%
Utilities	8.5%
Health Care	6.3%
Consumer Staples	4.4%
Information Technology	2.1%
Real Estate	1.7%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
BP PLC	2.4%
China Mobile Ltd.	2.4%
Royal Dutch Shell PLC, Class A	2.3%
TOTAL S.A.	2.2%
British American Tobacco PLC	1.9%
GlaxoSmithKline PLC	1.8%
HSBC Holdings PLC	1.6%
Sanofi	1.4%
NTT DOCOMO, Inc.	1.2%
AstraZeneca PLC	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$997.50	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.25%	-2.58%	5.17%	1.16%	3.64%
Fund Market Price Returns	-0.35%	-2.22%	5.06%	1.14%	3.55%
WisdomTree International High Dividend Index	-0.05%	-2.34%	5.39%	1.41%	3.89%
MSCI EAFE Value Index	-0.23%	-4.92%	5.10%	0.99%	3.23%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.0%
Consumer Staples	10.9%
Consumer Discretionary	10.7%
Health Care	10.5%
Energy	10.4%
Communication Services	9.9%
Industrials	9.5%
Materials	5.0%
Utilities	4.6%
Information Technology	2.9%
Real Estate	1.3%
Investment Company	0.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
BP PLC	1.9%
China Mobile Ltd.	1.9%
Nestle S.A., Registered Shares	1.8%
Royal Dutch Shell PLC, Class A	1.8%
HSBC Holdings PLC	1.8%
TOTAL S.A.	1.7%
Toyota Motor Corp.	1.6%
Novartis AG, Registered Shares	1.6%
Royal Dutch Shell PLC, Class B	1.5%
Roche Holding AG, Genusschein	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,013.40	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.34%	-1.65%	5.76%	1.88%	3.99%
Fund Market Price Returns	1.40%	-1.06%	5.75%	1.92%	3.94%
WisdomTree International LargeCap Dividend Index	1.44%	-1.40%	6.01%	2.11%	4.25%
MSCI EAFE Index	2.57%	-1.34%	6.48%	3.27%	4.90%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.3%
Financials	18.9%
Consumer Discretionary	12.3%
Materials	11.6%
Utilities	9.1%
Communication Services	6.0%
Real Estate	5.7%
Consumer Staples	5.4%
Information Technology	5.2%
Health Care	3.2%
Energy	2.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
SSE PLC	0.9%
Natixis S.A.	0.7%
Danske Bank A/S	0.6%
Persimmon PLC	0.6%
Telefonica Deutschland Holding AG	0.6%
Evraz PLC	0.6%
UPM-Kymmene Oyj	0.6%
Bouygues S.A.	0.5%
Standard Life Aberdeen PLC	0.5%
Poste Italiane SpA	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$998.70	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.13%	-4.94%	5.62%	4.22%	5.68%
Fund Market Price Returns	-0.44%	-4.64%	5.57%	4.31%	5.62%
WisdomTree International MidCap Dividend Index	-0.02%	-4.64%	6.05%	4.57%	5.98%
MSCI EAFE Mid Cap Index	2.40%	-4.08%	6.01%	5.04%	6.12%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.1%
Consumer Staples	16.0%
Industrials	13.1%
Health Care	11.3%
Communication Services	10.2%
Utilities	9.0%
Consumer Discretionary	8.9%
Real Estate	5.4%
Materials	3.3%
Energy	3.1%
Information Technology	2.7%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Deutsche Boerse AG	1.1%
Direct Line Insurance Group PLC	1.1%
Nestle S.A., Registered Shares	1.0%
Roche Holding AG, Genusschein	1.0%
Aviva PLC	1.0%
Sanofi	1.0%
Orange S.A.	0.9%
Danone S.A.	0.9%
Novartis AG, Registered Shares	0.9%
Coloplast A/S, Class B	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the United States and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,023.30	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.33%	1.81%	3.09%
Fund Market Price Returns	2.33%	2.25%	3.70%
MSCI EAFE Index	2.57%	-1.34%	0.21%
MSCI EAFE Local Currency Index	4.60%	1.56%	2.39%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	17.7%
Consumer Staples	16.0%
Industrials	15.9%
Health Care	14.0%
Information Technology	13.2%
Materials	9.9%
Communication Services	4.7%
Real Estate	3.0%
Financials	2.2%
Utilities	1.8%
Energy	1.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Industria de Diseno Textil S.A.	4.6%
Unilever N.V.	4.3%
British American Tobacco PLC	3.8%
Novo Nordisk A/S, Class B	3.5%
Rio Tinto PLC	3.3%
SAP SE	2.8%
Tokyo Electron Ltd.	2.4%
Diageo PLC	2.2%
Unilever PLC	2.1%
Kering S.A.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,017.60	0.38%[1]	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%[1]	$1.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.76%	-0.55%	6.07%	6.19%
Fund Market Price Returns	1.61%	-0.36%	6.09%	6.38%
WisdomTree International Quality Dividend Growth Index	2.03%	-0.14%	6.38%	6.58%
MSCI EAFE Index	2.57%	-1.34%	6.48%	7.82%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.7%
Consumer Discretionary	16.4%
Financials	15.7%
Materials	9.6%
Information Technology	7.5%
Real Estate	6.5%
Communication Services	5.5%
Consumer Staples	5.4%
Health Care	3.9%
Utilities	2.9%
Energy	2.6%
Investment Company	0.6%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Royal Mail PLC	0.7%
bpost S.A.	0.6%
Freenet AG	0.5%
Hammerson PLC	0.5%
Navigator Co. S.A. (The)	0.5%
Azimut Holding SpA	0.5%
Bank of Queensland Ltd.	0.5%
BE Semiconductor Industries N.V.	0.4%
Siltronic AG	0.4%
Greene King PLC	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$990.70	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.93%	-7.64%	4.65%	4.68%	7.13%
Fund Market Price Returns	-1.07%	-7.45%	4.46%	4.67%	7.13%
WisdomTree International SmallCap Dividend Index	0.14%	-6.19%	5.31%	5.30%	7.57%
MSCI EAFE Small Cap Index	1.26%	-5.93%	5.94%	6.02%	7.45%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2019 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.6%
Consumer Discretionary	22.2%
Materials	12.5%
Financials	11.5%
Information Technology	10.0%
Consumer Staples	6.2%
Health Care	4.1%
Communication Services	3.0%
Real Estate	2.7%
Energy	1.1%
Utilities	0.9%
Investment Company	0.2%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Haseko Corp.	1.2%
Matsui Securities Co., Ltd.	0.9%
Aozora Bank Ltd.	0.9%
Mitsubishi Gas Chemical Co., Inc.	0.8%
Casio Computer Co., Ltd.	0.7%
Sumitomo Rubber Industries Ltd.	0.7%
Seven Bank Ltd.	0.6%
Mebuki Financial Group, Inc.	0.6%
DIC Corp.	0.5%
Toyota Boshoku Corp.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,013.90	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.39%	-9.98%	5.64%	7.63%	7.00%
Fund Market Price Returns	2.09%	-9.12%	5.77%	7.77%	7.12%
WisdomTree Japan SmallCap Dividend Index	1.50%	-9.67%	6.56%	8.28%	7.84%
MSCI Japan Small Cap Index	3.04%	-6.11%	6.16%	7.98%	7.57%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjust market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies selected from the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

WisdomTree Trust	13

Description of Indexes (unaudited) (concluded)

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

14	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 2.1%

BHP Group PLC	35,094	$749,199

Austria – 0.5%

Andritz AG	2,175	88,919

Lenzing AG	542	52,205

Verbund AG	614	33,603

Total Austria		174,727

Belgium – 0.9%

bpost S.A.	9,792	102,717

Melexis N.V.(a)	753	52,170

Umicore S.A.(a)	2,894	109,259

Warehouses De Pauw CVA	424	77,842

Total Belgium		341,988

Denmark – 5.5%

Chr Hansen Holding A/S	526	44,654

Coloplast A/S Class B	1,957	235,747

Novo Nordisk A/S Class B	18,959	974,865

Novozymes A/S Class B	1,682	70,733

Orsted A/S(b)	3,280	304,889

Pandora A/S	3,818	153,254

Royal Unibrew A/S	669	55,172

Tryg A/S	3,405	97,598

Vestas Wind Systems A/S	1,059	82,233

Total Denmark		2,019,145

Finland – 3.9%

DNA Oyj	1,894	43,114

Elisa Oyj	2,752	141,911

Kesko Oyj Class B	1,255	79,301

Kone Oyj Class B	5,622	320,184

Konecranes Oyj	1,168	37,462

Metsa Board Oyj(a)	10,102	60,077

Metso Oyj	2,159	80,663

Neste Oyj(a)	6,692	221,568

Nokian Renkaat Oyj	3,274	92,374

Stora Enso Oyj Class R	14,299	172,334

Tieto Oyj	2,144	54,929

Valmet Oyj	1,917	37,221

Wartsila Oyj Abp(a)	7,034	78,793

Total Finland		1,419,931

France – 17.8%

Airbus SE	4,110	534,102

Altran Technologies S.A.	2,806	44,082

BioMerieux	343	28,382

Bureau Veritas S.A.	4,346	104,710

Cie Plastic Omnium S.A.	2,493	68,382

Dassault Systemes SE	563	80,252

Gaztransport Et Technigaz S.A.	621	61,507

Hermes International	360	248,827

Ingenico Group S.A.	537	52,397

Ipsen S.A.	366	34,754

Kering S.A.	1,114	567,831

L’Oreal S.A.	3,447	965,409

Legrand S.A.	2,056	146,770

LVMH Moet Hennessy Louis Vuitton SE	3,588	1,426,379

Metropole Television S.A.	3,383	55,507

Peugeot S.A.	13,729	342,453

Remy Cointreau S.A.	328	43,554

Rubis SCA	830	48,229

Safran S.A.	2,434	383,305

Sartorius Stedim Biotech	214	29,956

SEB S.A.	259	39,333

Sopra Steria Group	321	40,000

Teleperformance	318	68,955

Thales S.A.	1,644	189,086

Trigano S.A.	306	24,603

Valeo S.A.	5,265	170,762

Vinci S.A.	6,488	698,975

Total France		6,498,502

Germany – 9.8%

adidas AG	1,131	352,211

Beiersdorf AG	878	103,569

Carl Zeiss Meditec AG Bearer Shares	272	31,018

CTS Eventim AG & Co. KGaA	849	47,852

Deutsche Post AG Registered Shares	19,487	651,045

Deutsche Wohnen SE Bearer Shares	3,303	120,595

Duerr AG	1,093	28,372

Fielmann AG	945	69,593

Fuchs Petrolub SE	1,169	42,503

Henkel AG & Co. KGaA	2,095	191,853

Hochtief AG	1,285	146,535

Hugo Boss AG	1,571	84,179

Infineon Technologies AG	9,575	172,363

LEG Immobilien AG	848	97,071

MTU Aero Engines AG	302	80,269

SAP SE	6,689	786,698

Scout24 AG(b)	706	40,254

Siemens Healthineers AG(b)	7,882	310,163

Siltronic AG	1,172	89,057

Sixt SE	296	28,381

Symrise AG	827	80,386

Total Germany		3,553,967

Ireland – 1.3%

CRH PLC	8,229	283,402

DCC PLC	826	72,229

Glanbia PLC	1,772	22,023

Kerry Group PLC Class A	592	69,251

Kingspan Group PLC	776	37,900

Total Ireland		484,805

Italy – 1.6%

Davide Campari-Milano SpA	2,957	26,725

DiaSorin SpA	191	22,218

Ferrari N.V.	647	99,843

FinecoBank Banca Fineco SpA	8,914	94,382

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2019

Investments	Shares	Value

Freni Brembo SpA(a)	3,936	$38,362

IMA Industria Macchine Automatiche SpA	525	36,745

Moncler SpA	1,378	49,125

RAI Way SpA(b)	7,890	45,847

Recordati SpA	2,130	91,399

Salvatore Ferragamo SpA	1,620	29,945

Technogym SpA(b)	2,928	32,559

Total Italy		567,150

Kazakhstan – 0.0%

KAZ Minerals PLC	3,016	16,104

Netherlands – 3.2%

ASM International N.V.	567	52,221

ASML Holding N.V.	2,091	518,041

BE Semiconductor Industries N.V.	2,345	73,449

Corbion N.V.	891	25,877

Euronext N.V.(b)	764	62,510

GrandVision N.V.(b)	1,566	46,915

Koninklijke DSM N.V.	1,753	210,988

TKH Group N.V. CVA	531	26,490

Wolters Kluwer N.V.	1,991	145,386

Total Netherlands		1,161,877

Norway – 3.2%

Austevoll Seafood ASA	4,410	41,863

DNO ASA	13,688	19,765

Elkem ASA(b)	30,191	73,567

Leroy Seafood Group ASA	10,093	61,385

Mowi ASA	10,307	238,108

Salmar ASA	2,992	131,391

Schibsted ASA Class B	1,070	30,030

Telenor ASA	26,843	539,315

TGS Nopec Geophysical Co. ASA	1,855	47,141

Total Norway		1,182,565

Portugal – 1.2%

Altri, SGPS, S.A.	5,344	35,510

Galp Energia, SGPS, S.A.	14,691	221,423

Jeronimo Martins, SGPS, S.A.	5,767	97,325

Navigator Co. S.A. (The)	26,308	94,131

Total Portugal		448,389

Spain – 5.0%

Amadeus IT Group S.A.	3,268	234,145

Cie Automotive S.A.	1,576	39,518

Ence Energia y Celulosa S.A.(a)	6,937	26,394

Gestamp Automocion S.A.(b)	8,167	38,108

Grifols S.A.	3,037	89,528

Industria de Diseno Textil S.A.	41,924	1,298,037

Prosegur Cash S.A.(b)	30,649	44,039

Prosegur Cia de Seguridad S.A.	10,914	42,549

Total Spain		1,812,318

Sweden – 3.9%

AAK AB	2,194	42,587

Alfa Laval AB	4,235	83,691

Atlas Copco AB Class A	6,775	208,925

Atlas Copco AB Class B	3,528	95,734

Atrium Ljungberg AB Class B	2,253	49,839

Axfood AB	3,479	73,988

Bonava AB Class B	2,639	29,927

Epiroc AB Class A	4,704	51,048

Epiroc AB Class B	1,063	10,995

Essity AB Class B	4,988	145,752

Hexpol AB	4,853	37,290

Indutrade AB	1,485	41,686

Intrum AB(a)	1,618	40,713

Investment AB Latour Class B	5,752	75,818

Lifco AB Class B	639	30,169

Loomis AB Class B	863	30,370

Nibe Industrier AB Class B	3,422	43,453

Sandvik AB	11,951	186,397

Securitas AB Class B	3,598	55,184

Sweco AB Class B	1,502	42,713

Thule Group AB(b)	1,630	30,902

Total Sweden		1,407,181

Switzerland – 14.6%

Bucher Industries AG Registered Shares	137	42,839

Cie Financiere Richemont S.A. Registered Shares	5,084	373,314

EMS-Chemie Holding AG Registered Shares	266	165,792

Geberit AG Registered Shares	325	155,338

Georg Fischer AG Registered Shares	59	51,151

Givaudan S.A. Registered Shares	92	256,860

Kuehne + Nagel International AG Registered Shares	1,851	272,875

Logitech International S.A. Registered Shares	1,614	65,521

Lonza Group AG Registered Shares*	327	110,645

Partners Group Holding AG	341	261,884

Roche Holding AG Bearer Shares	2,144	620,957

Roche Holding AG Genusschein	6,974	2,031,388

Schindler Holding AG Participation Certificate	176	39,395

Schindler Holding AG Registered Shares	601	134,165

SFS Group AG	621	49,573

SGS S.A. Registered Shares	79	196,005

Sonova Holding AG Registered Shares	417	97,021

STMicroelectronics N.V.	6,210	120,136

Straumann Holding AG Registered Shares	67	54,815

Swatch Group AG (The) Bearer Shares	355	94,308

Vifor Pharma AG	371	59,325

Vontobel Holding AG Registered Shares	1,122	60,817

Total Switzerland		5,314,124

United Kingdom – 25.0%

Ashmore Group PLC	12,760	79,564

Ashtead Group PLC	2,862	79,848

Barratt Developments PLC	26,880	214,645

Brewin Dolphin Holdings PLC	12,009	46,882

British American Tobacco PLC	44,244	1,639,745

Britvic PLC	3,178	38,516

Burberry Group PLC	4,026	107,857

Carnival PLC	2,870	119,187

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2019

Investments	Shares	Value

Compass Group PLC	11,557	$298,078

Countryside Properties PLC(b)	10,218	42,308

Croda International PLC	1,159	69,412

Diageo PLC	18,254	749,738

Diversified Gas & Oil PLC	17,967	24,355

Domino’s Pizza Group PLC	9,722	30,538

DS Smith PLC	22,982	102,068

Dunelm Group PLC	3,566	36,825

Electrocomponents PLC	4,226	33,527

Evraz PLC	53,779	309,887

Ferrexpo PLC	6,826	13,555

Fresnillo PLC	6,092	51,319

Halma PLC	2,021	49,087

Hargreaves Lansdown PLC	3,838	98,328

Hastings Group Holdings PLC(b)	20,557	52,185

Hays PLC	35,768	66,468

HomeServe PLC	2,356	34,433

Howden Joinery Group PLC	5,296	36,573

Ibstock PLC(b)	12,964	37,734

IMI PLC	3,006	35,569

Intertek Group PLC	1,041	70,273

Johnson Matthey PLC	1,457	54,887

Moneysupermarket.com Group PLC	9,861	45,982

Next PLC	1,285	97,956

Pagegroup PLC	7,275	39,374

Reckitt Benckiser Group PLC	6,538	511,122

RELX PLC	12,833	305,608

Rightmove PLC	7,146	48,486

Rio Tinto PLC	22,391	1,161,365

Rotork PLC	9,398	36,075

Smiths Group PLC	4,154	80,368

Softcat PLC	4,187	51,700

Spectris PLC	1,505	45,327

Spirax-Sarco Engineering PLC	503	48,627

Unilever N.V.	19,836	1,192,630

Unilever PLC	11,705	705,337

Unite Group PLC (The)	3,711	49,938

Victrex PLC	1,495	39,757

WH Smith PLC	1,485	36,361

Total United Kingdom		9,119,404
TOTAL COMMON STOCKS (Cost: $36,660,251)		36,271,376

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $561,637)(d)	561,637	561,637

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $37,221,888)		36,833,013

Other Assets less Liabilities – (1.0)%		(373,452)

NET ASSETS – 100.0%		$36,459,561
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $594,586 and the total market value of the collateral held by the Fund was $625,537. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $63,900.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.3%

Austria – 0.8%

AT&S Austria Technologie & Systemtechnik AG	34,141	$586,595

Palfinger AG	26,119	687,670

Porr AG(a)	38,428	791,800

S IMMO AG	54,210	1,247,004

S&T AG	14,136	281,252

Schoeller-Bleckmann Oilfield Equipment AG	7,573	449,957

Total Austria		4,044,278

Belgium – 3.7%

Bekaert S.A.	62,203	1,784,857

bpost S.A.	809,020	8,486,542

D’ieteren S.A./N.V.	52,553	2,850,340

Econocom Group S.A./N.V.	307,560	770,524

Euronav N.V.	119,525	1,089,359

Fagron	23,210	411,436

Greenyard N.V.(a)	113,218	351,776

Ontex Group N.V.	89,927	1,618,614

Orange Belgium S.A.	61,649	1,272,952

Recticel S.A.	62,555	531,258

Total Belgium		19,167,658

Denmark – 3.4%

Alm Brand A/S	236,111	1,856,536

D/S Norden A/S(a)	28,682	391,163

FLSmidth & Co. A/S	63,819	2,778,811

Matas A/S	100,463	740,796

NNIT A/S(b)	36,379	448,858

Per Aarsleff Holding A/S	19,293	625,394

Ringkjoebing Landbobank A/S	24,505	1,538,596

Scandinavian Tobacco Group A/S Class A(b)	279,755	3,274,031

Schouw & Co. A/S	21,290	1,488,439

Spar Nord Bank A/S	138,464	1,247,451

Sydbank A/S	181,588	3,202,989

Total Denmark		17,593,064

Finland – 5.9%

Aktia Bank Oyj	72,209	662,841

Atria Oyj	40,850	335,791

Cargotec Oyj Class B(a)	66,122	2,127,985

Caverion Oyj(a)	42,254	259,808

Citycon Oyj(a)	195,023	2,046,410

Cramo Oyj	69,210	740,946

Finnair Oyj	166,285	1,162,936

Kemira Oyj	240,126	3,534,102

Lehto Group Oyj(a)	231,128	544,772

Metsa Board Oyj(a)	766,754	4,559,917

Oriola Oyj Class B	237,614	541,408

Outokumpu Oyj(a)	875,831	2,307,826

Raisio Oyj Class V	148,382	527,357

Rovio Entertainment Oyj(a)(b)	36,522	163,088

Sanoma Oyj	109,355	1,220,801

Terveystalo Oyj*(b)	70,859	693,709

Tieto Oyj(a)	150,729	3,861,631

Tokmanni Group Corp.	147,880	1,644,431

Uponor Oyj	140,870	1,498,906

YIT Oyj(a)	347,570	2,000,702

Total Finland		30,435,367

France – 5.0%

Akka Technologies	8,226	566,777

AKWEL	20,085	372,243

Albioma S.A.	32,732	856,426

Beneteau S.A.	73,671	775,051

Chargeurs S.A.	37,684	660,616

Coface S.A.	217,711	2,473,172

Derichebourg S.A.	263,578	920,678

Elior Group S.A.(b)	196,284	2,608,523

Eramet	11,020	545,796

Europcar Mobility Group(b)	159,226	883,564

Haulotte Group S.A.(a)	42,315	273,562

Interparfums S.A.	26,096	1,118,079

IPSOS	61,008	1,739,261

Jacquet Metal Service S.A.(a)	38,288	646,994

Kaufman & Broad S.A.	39,416	1,570,172

Maisons du Monde S.A.(b)	42,388	670,065

Manitou BF S.A.(a)	33,248	652,445

Mersen S.A.	16,082	501,432

Nexans S.A.	16,374	604,433

Quadient SAS	51,420	1,065,104

Rallye S.A.(a)	133,564	1,094,998

Tarkett S.A.	69,503	1,028,228

Television Francaise 1	342,614	3,008,685

Trigano S.A.(a)	19,509	1,568,567

Total France		26,204,871

Georgia – 0.1%

Bank of Georgia Group PLC	46,588	767,003

Germany – 9.0%

Aareal Bank AG	183,968	5,593,671

AURELIUS Equity Opportunities SE & Co. KGaA	43,081	1,778,167

Aurubis AG	61,787	2,754,358

BayWa AG	19,314	546,406

Bilfinger SE	60,368	1,763,793

CANCOM SE	14,529	784,056

CropEnergies AG	50,461	346,579

Dermapharm Holding SE	35,066	1,379,683

Deutsche Pfandbriefbank AG(b)	473,482	5,776,166

Deutz AG	100,888	585,137

DIC Asset AG	130,560	1,671,030

Elmos Semiconductor AG	18,161	482,109

Encavis AG(a)	135,653	1,257,056

GFT Technologies SE	53,482	397,647

Hamburger Hafen und Logistik AG	71,585	1,784,039

Indus Holding AG	29,266	1,196,467

Jenoptik AG	23,853	591,343

JOST Werke AG(b)	19,463	559,109

Kloeckner & Co. SE	272,919	1,655,789

Koenig & Bauer AG	16,258	635,600

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2019

Investments	Shares	Value

NORMA Group SE	34,357	$1,191,850

PATRIZIA AG	45,986	854,784

Pfeiffer Vacuum Technology AG	5,849	794,522

RHOEN-KLINIKUM AG	27,693	620,423

RIB Software SE	26,020	603,650

Salzgitter AG	56,561	949,607

Siltronic AG	86,820	6,597,185

Takkt AG	88,359	1,171,360

VERBIO Vereinigte BioEnergie AG	53,706	495,921

Wacker Neuson SE	70,970	1,237,944

Wuestenrot & Wuerttembergische AG	33,254	652,563

Total Germany		46,708,014

Ireland – 1.5%

C&C Group PLC	485,090	2,194,707

Dalata Hotel Group PLC	140,879	752,572

Greencore Group PLC	619,853	1,726,289

Hibernia REIT PLC	379,292	607,851

Irish Continental Group PLC	215,649	982,720

Origin Enterprises PLC	139,931	781,070

Total Produce PLC	395,599	603,795

Total Ireland		7,649,004

Italy – 9.6%

Anima Holding SpA(b)	864,780	3,295,969

Aquafil SpA(a)	53,343	410,571

Ascopiave SpA	253,297	1,070,059

Avio SpA	31,026	402,512

Banca Farmafactoring SpA(b)	714,415	3,726,822

Banca IFIS SpA	184,498	3,079,449

Banca Popolare di Sondrio SCPA	458,480	839,722

Banca Sistema SpA(a)(b)	356,228	547,587

BasicNet SpA	64,839	311,025

Biesse SpA(a)	35,523	411,283

BPER Banca(a)	651,192	2,517,410

Brunello Cucinelli SpA	24,533	764,397

Cairo Communication SpA	318,460	815,885

Cementir Holding SpA	108,737	729,052

Cerved Group SpA	266,423	2,323,635

CIR-Compagnie Industriali Riunite SpA	270,561	274,318

Credito Emiliano SpA	322,237	1,737,192

Datalogic SpA(a)	59,919	860,313

doValue SpA(b)	77,343	858,371

Esprinet SpA(a)	128,121	515,410

Falck Renewables SpA	192,497	815,097

Fiera Milano SpA(a)	93,671	427,373

Fincantieri SpA(a)	662,081	703,034

Gamenet Group SpA(b)	102,237	1,212,671

Gima TT SpA(a)(b)	164,537	1,311,255

Gruppo MutuiOnline SpA	26,921	484,263

Immobiliare Grande Distribuzione SIIQ SpA	187,751	1,150,336

La Doria SpA	37,437	367,732

Maire Tecnimont SpA(a)	532,925	1,340,936

MARR SpA	62,051	1,359,725

Piaggio & C. SpA	519,537	1,537,207

RAI Way SpA(b)	62,299	362,005

Reply SpA	8,147	478,288

Rizzoli Corriere Della Sera Mediagroup SpA(a)	1,217,895	1,260,034

SAES Getters SpA	22,179	560,965

Saras SpA	2,083,791	3,566,645

Societa Cattolica di Assicurazioni SC	321,339	2,734,277

Technogym SpA(b)	129,006	1,434,552

Tinexta SpA	27,004	352,688

Tod’s SpA(a)	24,053	1,182,638

Unieuro SpA(a)(b)	58,341	745,431

Zignago Vetro SpA	73,884	821,593

Total Italy		49,699,727

Morocco – 0.1%

Vivo Energy PLC(b)	347,185	534,795

Netherlands – 5.1%

Accell Group N.V.	22,364	541,263

AMG Advanced Metallurgical Group N.V.(a)	24,449	589,060

Arcadis N.V.(a)	93,241	1,742,304

BE Semiconductor Industries N.V.	232,707	7,288,719

Brunel International N.V.(a)	38,651	440,756

Corbion N.V.	48,362	1,404,574

ForFarmers N.V.	159,455	1,006,521

Intertrust N.V.(b)	116,005	2,268,847

Koninklijke BAM Groep N.V.(a)	341,967	854,486

Koninklijke Volkerwessels N.V.	161,243	2,854,783

PostNL N.V.(a)	2,341,013	5,201,327

Sligro Food Group N.V.(a)	18,581	525,669

TKH Group N.V. CVA	40,674	2,029,126

Total Netherlands		26,747,435

Norway – 6.3%

American Shipping Co. ASA*	167,615	610,619

Atea ASA*	107,304	1,381,756

Austevoll Seafood ASA	287,526	2,729,392

Borregaard ASA	93,537	998,585

DNO ASA	1,101,499	1,590,551

Elkem ASA(b)	2,188,573	5,332,960

Europris ASA(b)	442,313	1,224,814

Fjordkraft Holding ASA(b)	198,761	1,150,659

Grieg Seafood ASA	133,016	1,627,940

Kitron ASA	400,730	408,406

Kongsberg Gruppen ASA	140,935	2,024,226

Kvaerner ASA	861,266	1,104,315

Norway Royal Salmon ASA	34,590	745,406

Ocean Yield ASA(a)	218,449	1,230,976

Sbanken ASA(b)	103,653	749,509

Scatec Solar ASA(b)	50,803	653,632

Selvaag Bolig ASA	98,619	558,982

SpareBank 1 Nord Norge	243,393	1,818,895

SpareBank 1 SMN	246,706	2,674,518

Sparebanken Vest	62,126	378,802

Veidekke ASA	164,247	1,845,665

Wallenius Wilhelmsen ASA	229,031	532,375

XXL ASA*(a)(b)	472,925	1,179,456

Total Norway		32,552,439

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2019

Investments	Shares	Value

Portugal – 2.0%

Altri, SGPS, S.A.	337,607	$2,243,320

Corticeira Amorim, SGPS, S.A.	42,601	463,043

Mota-Engil, SGPS, S.A.(a)	412,327	814,079

REN – Redes Energeticas Nacionais, SGPS, S.A.	1,046,102	2,919,578

Semapa-Sociedade de Investimento e Gestao	44,257	564,513

Sonae, SGPS, S.A.	3,773,053	3,516,941

Total Portugal		10,521,474

Spain – 3.7%

Applus Services S.A.	61,241	794,503

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	749,441	2,887,421

Construcciones y Auxiliar de Ferrocarriles S.A.	18,708	849,471

Ence Energia y Celulosa S.A.(a)	649,971	2,473,008

Euskaltel S.A.(b)	213,316	1,895,340

Faes Farma S.A.	357,073	1,823,781

Liberbank S.A.	2,086,349	638,690

Melia Hotels International S.A.	152,989	1,187,535

Metrovacesa S.A.(b)	168,016	1,619,232

Sacyr S.A.(a)	953,757	2,443,496

Tubacex S.A.	101,176	287,337

Unicaja Banco S.A.(b)	2,867,081	2,281,755

Total Spain		19,181,569

Sweden – 13.7%

AddNode Group AB	19,259	310,466

AddTech AB Class B	38,390	999,562

AF Poyry AB Class B	84,028	1,692,157

Ahlstrom-Munksjo Oyj(a)	110,201	1,686,781

Alimak Group AB(b)	31,593	417,720

Ambea AB(b)	46,141	333,194

Arjo AB Class B	155,935	592,519

Atrium Ljungberg AB Class B	112,625	2,491,412

Avanza Bank Holding AB	162,576	1,326,118

Betsson AB*	280,443	1,359,124

Bilia AB Class A	203,143	1,614,665

BioArctic AB(a)(b)	52,336	328,692

BioGaia AB Class B	14,955	658,606

Biotage AB	35,612	370,530

Bonava AB Class B	133,986	1,519,448

Bravida Holding AB(b)	176,088	1,546,477

Bufab AB	38,239	399,808

Catena AB	31,810	1,045,003

Clas Ohlson AB Class B(a)	133,194	1,279,494

Cloetta AB Class B	316,964	911,032

Coor Service Management Holding AB(b)	169,912	1,472,364

Dios Fastigheter AB	209,260	1,828,230

Duni AB	33,623	383,690

Dustin Group AB(b)	110,604	885,876

Fagerhult AB	126,334	684,856

Granges AB	89,494	914,769

Hemfosa Fastigheter AB	282,655	2,866,179

HIQ International AB*	104,269	516,459

HMS Networks AB(a)	19,678	254,177

Inwido AB	62,131	334,916

JM AB(a)	143,429	3,670,279

KappAhl AB	391,462	794,697

KNOW IT AB	25,262	472,242

Kungsleden AB	234,659	2,133,665

Lagercrantz Group AB Class B	43,830	559,011

LeoVegas AB(a)(b)	148,560	545,910

Lindab International AB	54,073	552,161

Midsona AB Class B(a)	58,741	307,083

Mycronic AB(a)	91,245	1,131,265

NCC AB Class B	128,320	2,140,374

NetEnt AB*	575,100	1,775,226

New Wave Group AB Class B	60,465	344,999

Nobia AB	467,244	2,713,509

Nobina AB(b)	238,262	1,491,538

Nolato AB Class B	23,034	1,231,101

Nordic Waterproofing Holding A/S(b)	57,145	499,256

NP3 Fastigheter AB	38,624	388,513

Paradox Interactive AB(a)	24,882	336,074

Peab AB	500,749	4,453,807

Platzer Fastigheter Holding AB Class B	80,592	788,531

Pricer AB Class B	258,030	330,143

Ratos AB Class B	156,206	397,817

Resurs Holding AB(b)	471,954	2,800,864

Rottneros AB	384,365	395,618

Samhallsbyggnadsbolaget i Norden AB(a)	355,082	763,819

Scandi Standard AB	85,405	598,486

Scandic Hotels Group AB(b)	158,713	1,273,623

Sectra AB Class B*(a)	16,521	546,099

Semcon AB	64,303	362,974

SkiStar AB	67,031	857,646

Tethys Oil AB	40,729	324,352

Thule Group AB(b)	106,139	2,012,206

Troax Group AB	12,260	124,070

Vitrolife AB	16,000	261,998

Wihlborgs Fastigheter AB	161,178	2,622,873

Total Sweden		71,026,153

Switzerland – 2.5%

Arbonia AG*	43,939	527,894

Ascom Holding AG Registered Shares	55,044	570,782

Bobst Group S.A. Registered Shares(a)	10,812	555,699

Comet Holding AG Registered Shares	3,785	326,440

Daetwyler Holding AG Bearer Shares	8,618	1,403,563

EFG International AG*	224,464	1,393,403

Huber + Suhner AG Registered Shares	14,147	910,833

Landis+Gyr Group AG*	32,063	2,876,233

Mobilezone Holding AG Registered Shares*	70,737	697,332

Swissquote Group Holding S.A. Registered Shares	14,959	622,573

Tornos Holding AG Registered Shares*(a)	37,994	275,863

u-blox Holding AG*	6,518	470,637

Valiant Holding AG Registered Shares	25,149	2,501,911

Total Switzerland		13,133,163

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2019

Investments	Shares	Value

United Kingdom – 26.9%

A.G. Barr PLC	55,452	$395,651

Amigo Holdings PLC(b)	97,750	81,670

Arrow Global Group PLC	266,455	712,525

Ascential PLC(b)	182,431	852,029

Balfour Beatty PLC	337,333	922,844

BCA Marketplace PLC	866,826	2,518,790

Biffa PLC(b)	189,029	550,904

Big Yellow Group PLC	112,679	1,442,696

Bodycote PLC	215,967	1,906,865

Bovis Homes Group PLC	306,895	4,212,998

Brewin Dolphin Holdings PLC	307,371	1,199,953

Card Factory PLC	573,808	1,186,519

CareTech Holdings PLC	109,589	488,868

Central Asia Metals PLC	272,973	699,680

Charter Court Financial Services Group PLC(b)	215,566	803,567

Chemring Group PLC	209,445	507,939

Chesnara PLC	102,459	355,422

Clarkson PLC	22,069	666,293

Clipper Logistics PLC	99,221	260,435

CMC Markets PLC(b)	402,567	525,848

Coats Group PLC	557,321	510,626

Computacenter PLC	66,874	1,065,546

Concentric AB	43,630	532,498

Costain Group PLC	171,561	330,230

Countryside Properties PLC(b)	424,957	1,759,546

Cranswick PLC	19,481	707,709

Crest Nicholson Holdings PLC	495,950	2,316,292

Daily Mail & General Trust PLC Class A Non-Voting Shares	218,725	2,296,436

Dart Group PLC	30,936	348,820

De La Rue PLC	124,761	343,615

Devro PLC	206,288	482,488

DFS Furniture PLC	224,911	612,519

Dignity PLC	59,858	376,191

Diploma PLC	55,682	1,141,099

DiscoverIE Group PLC	62,409	330,698

Diversified Gas & Oil PLC	976,215	1,323,288

Dixons Carphone PLC	2,177,855	3,192,344

Domino’s Pizza Group PLC	443,925	1,394,427

Drax Group PLC	430,990	1,466,922

Dunelm Group PLC	144,584	1,493,071

Elementis PLC	655,053	1,193,881

EMIS Group PLC	43,034	538,793

Empiric Student Property PLC	882,549	1,014,698

Equiniti Group PLC(b)	215,916	576,315

Essentra PLC	294,170	1,542,824

Euromoney Institutional Investor PLC	68,606	1,251,239

FDM Group Holdings PLC(a)	78,578	715,586

Ferrexpo PLC	421,324	836,687

Forterra PLC(b)	167,593	587,563

Galliford Try PLC	288,336	2,378,843

Games Workshop Group PLC	20,055	1,166,490

Gamma Communications PLC(a)	20,475	278,806

Genus PLC	17,110	588,683

Go-Ahead Group PLC (The)	52,286	1,297,661

GoCo Group PLC	305,518	303,074

Halfords Group PLC	415,627	871,725

Hastings Group Holdings PLC(b)	1,117,999	2,838,082

Headlam Group PLC	116,641	651,846

Helical PLC	74,976	359,408

Hill & Smith Holdings PLC	50,403	776,395

Hilton Food Group PLC	53,426	654,418

Hochschild Mining PLC	143,723	363,075

Hollywood Bowl Group PLC	115,521	330,267

Hunting PLC	62,970	355,709

Hyve Group PLC	347,941	365,739

Ibstock PLC(b)	618,073	1,799,020

IntegraFin Holdings PLC	177,445	865,915

J D Wetherspoon PLC	33,410	638,152

James Fisher & Sons PLC	19,085	483,304

James Halstead PLC	93,135	578,442

John Laing Group PLC(b)	272,446	1,232,148

John Menzies PLC	129,966	647,034

Johnson Service Group PLC	228,682	490,340

Jupiter Fund Management PLC	812,836	3,559,891

Keller Group PLC	105,262	735,480

Liontrust Asset Management PLC	51,132	487,697

M&C Saatchi PLC(a)	91,085	195,305

Marshalls PLC	132,982	1,084,844

Marston’s PLC	905,375	1,377,881

McCarthy & Stone PLC(b)	468,282	837,319

Mears Group PLC	155,972	495,887

Midwich Group PLC	57,569	366,771

Millennium & Copthorne Hotels PLC	40,696	345,531

Mitie Group PLC(a)	254,244	458,678

MJ Gleeson PLC	47,373	471,692

Moneysupermarket.com Group PLC	361,758	1,686,885

Morgan Advanced Materials PLC	310,032	994,864

Morgan Sindall Group PLC	48,188	723,273

Morses Club PLC	205,442	316,458

Motorpoint group PLC(a)	126,026	347,876

N Brown Group PLC	438,687	605,465

NCC Group PLC	205,972	442,153

Northgate PLC	85,073	345,957

Numis Corp. PLC	113,479	318,835

OneSavings Bank PLC	196,262	893,407

Oxford Instruments PLC	20,051	315,779

Pagegroup PLC	364,631	1,973,478

Paragon Banking Group PLC	326,574	1,941,356

PayPoint PLC	98,829	1,110,697

Pendragon PLC	946,289	106,699

Pets at Home Group PLC	470,991	1,208,397

Photo-Me International PLC	541,510	642,612

Polar Capital Holdings PLC	134,649	902,648

Polypipe Group PLC	136,793	683,720

Premier Asset Management Group PLC(a)	154,739	357,534

Provident Financial PLC	141,205	708,556

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2019

Investments	Shares	Value

PZ Cussons PLC	316,255	$789,185

QinetiQ Group PLC	300,904	1,070,882

Rank Group PLC	193,783	452,762

Redde PLC	812,898	1,147,987

Renew Holdings PLC	77,598	368,152

Renewi PLC	2,116,889	787,810

Restaurant Group PLC (The)	364,925	639,469

RM PLC	117,891	393,701

Robert Walters PLC	44,944	303,507

RPS Group PLC	346,711	629,769

RWS Holdings PLC	85,477	618,306

Sabre Insurance Group PLC(b)	337,316	1,226,239

Safestore Holdings PLC	135,978	1,120,176

Saga PLC	2,984,183	1,857,091

Savills PLC	99,545	1,079,489

Senior PLC	297,651	688,108

SIG PLC	352,020	545,279

Soco International PLC	990,761	781,385

Softcat PLC	133,484	1,648,213

Speedy Hire PLC	584,599	370,286

Spire Healthcare Group PLC(b)	338,469	465,478

Spirent Communications PLC	322,331	788,856

St. Modwen Properties PLC	104,798	560,479

Stagecoach Group PLC	784,371	1,292,317

SThree PLC	121,209	452,578

Stock Spirits Group PLC	198,264	569,267

Superdry PLC	127,991	649,820

Synthomer PLC	322,121	1,287,704

TalkTalk Telecom Group PLC(a)	734,456	950,323

TBC Bank Group PLC	38,200	581,833

Ted Baker PLC	67,366	804,416

Telecom Plus PLC	62,441	946,436

Telford Homes PLC	131,508	566,390

TI Fluid Systems PLC(a)(b)	506,448	1,204,505

TP ICAP PLC	784,244	3,285,840

TT Electronics PLC	139,254	429,007

Tyman PLC	295,073	876,320

U & I Group PLC	208,293	401,960

Ultra Electronics Holdings PLC	48,886	1,218,097

Vertu Motors PLC	605,326	248,399

Vesuvius PLC	249,372	1,399,449

Vitec Group PLC (The)	39,658	608,438

Watkin Jones PLC	193,077	535,340

William Hill PLC	1,725,404	3,989,842

Wincanton PLC	137,813	380,412

XPS Pensions Group PLC	298,679	426,952

Total United Kingdom		139,369,902
TOTAL COMMON STOCKS (Cost: $594,814,292)		515,335,916

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $65,023)	1,055	63,627

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%

United States – 7.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $37,827,975)(e)	37,827,975	37,827,975

TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $632,707,290)		553,227,518

Other Assets less Liabilities – (6.6)%		(34,410,410)

NET ASSETS – 100.0%		$518,817,108
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $47,669,630. The Fund also had securities on loan having a total market value of $339,393 that were sold and pending settlement. The total market value of the collateral held by the Fund was $50,641,155. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,813,180.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/2/2019	860,860	USD	700,000	GBP	$—	$(1,750)
Bank of Montreal	10/1/2019	540,777	USD	440,000	GBP	—	(1,434)
JP Morgan Chase Bank N.A.	10/2/2019	18,586	USD	168,730	NOK	15	—
						$15	$(3,184)

CURRENCY LEGEND
GBP	British pound
NOK	Norwegian krone
USD	U.S. dollar

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.9%

Australia – 8.1%

BHP Group Ltd.	57,025	$1,412,270

BHP Group PLC	71,072	1,517,270

Rio Tinto Ltd.	21,512	1,344,527

South32 Ltd.	745,844	1,317,950

Sydney Airport	326,170	1,766,482

Wesfarmers Ltd.	83,415	2,239,117

Woodside Petroleum Ltd.	82,561	1,803,024

Woolworths Group Ltd.	46,711	1,174,478

Total Australia		12,575,118

China – 2.2%

China Mobile Ltd.	185,500	1,534,515

CNOOC Ltd.	1,201,000	1,832,278

Total China		3,366,793

Denmark – 0.6%

Novo Nordisk A/S Class B	17,815	916,041

Finland – 3.9%

Fortum Oyj	92,584	2,189,282

Nokia Oyj	313,536	1,589,449

UPM-Kymmene Oyj	76,397	2,258,770

Total Finland		6,037,501

France – 8.6%

Bouygues S.A.	53,132	2,128,725

Capgemini SE	5,314	626,258

Danone S.A.	11,292	994,938

Engie S.A.	143,195	2,338,545

Orange S.A.	112,300	1,762,372

Renault S.A.	36,348	2,086,736

Sanofi	17,003	1,576,729

TOTAL S.A.	35,550	1,855,860

Total France		13,370,163

Germany – 8.4%

BASF SE	27,294	1,907,949

Bayer AG Registered Shares	30,819	2,173,511

Bayerische Motoren Werke AG	27,558	1,940,524

Daimler AG Registered Shares	45,652	2,270,498

Deutsche Post AG Registered Shares	48,486	1,619,877

Deutsche Telekom AG Registered Shares	96,179	1,614,128

Evonik Industries AG	62,300	1,538,376

Total Germany		13,064,863

Hong Kong – 1.1%

Power Assets Holdings Ltd.	249,000	1,672,303

Italy – 3.5%

Enel SpA	243,789	1,820,850

Eni SpA	133,506	2,042,624

Snam SpA	322,990	1,631,741

Total Italy		5,495,215

Japan – 20.6%

Astellas Pharma, Inc.	65,000	925,307

Canon, Inc.	61,600	1,642,952

FANUC Corp.	10,700	2,013,768

Fujitsu Ltd.	10,400	832,866

Hitachi Ltd.	23,300	867,323

Honda Motor Co., Ltd.	57,000	1,475,961

Japan Tobacco, Inc.	90,000	1,970,298

Komatsu Ltd.(a)	69,400	1,589,313

Marubeni Corp.(a)	259,500	1,723,277

Mitsubishi Corp.	56,900	1,395,715

Murata Manufacturing Co., Ltd.	16,000	767,615

Nippon Steel Corp.(a)	89,300	1,243,962

Nissan Motor Co., Ltd.(a)	384,800	2,400,127

Nomura Research Institute Ltd.	36,000	716,502

NTT DOCOMO, Inc.(a)	71,400	1,818,776

Otsuka Holdings Co., Ltd.	27,800	1,039,204

Sekisui House Ltd.	93,800	1,844,321

Subaru Corp.	83,200	2,340,301

Sumitomo Corp.(a)	110,600	1,727,437

Takeda Pharmaceutical Co., Ltd.	36,800	1,256,461

Tokyo Electron Ltd.(a)	13,100	2,492,727

Total Japan		32,084,213

Netherlands – 0.8%

Koninklijke Ahold Delhaize N.V.	52,780	1,320,848

Norway – 3.1%

Equinor ASA	87,204	1,660,878

Mowi ASA	73,381	1,695,218

Telenor ASA	73,614	1,479,013

Total Norway		4,835,109

Portugal – 2.2%

EDP – Energias de Portugal S.A.	435,478	1,691,088

Galp Energia, SGPS, S.A.	109,932	1,656,897

Total Portugal		3,347,985

Singapore – 1.9%

Singapore Telecommunications Ltd.	767,800	1,721,151

Wilmar International Ltd.	430,300	1,160,618

Total Singapore		2,881,769

Spain – 6.3%

Amadeus IT Group S.A.	7,686	550,686

Endesa S.A.	80,814	2,126,816

Naturgy Energy Group S.A.	60,234	1,598,337

Red Electrica Corp. S.A.	77,912	1,582,850

Repsol S.A.	139,148	2,175,366

Telefonica S.A.	226,799	1,731,041

Total Spain		9,765,096

Sweden – 3.1%

Hennes & Mauritz AB Class B	145,795	2,829,851

Telia Co. AB	460,858	2,065,673

Total Sweden		4,895,524

Switzerland – 2.6%

Kuehne + Nagel International AG Registered Shares	11,580	1,707,125

Novartis AG Registered Shares	13,031	1,130,926

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2019

Investments	Shares	Value

Roche Holding AG Genusschein	4,134	$1,204,152

Total Switzerland		4,042,203

United Kingdom – 21.9%

AstraZeneca PLC	16,742	1,498,028

BAE Systems PLC	275,673	1,936,357

BP PLC	294,995	1,875,048

British American Tobacco PLC	67,693	2,508,798

BT Group PLC	1,033,573	2,274,523

Evraz PLC	472,233	2,721,116

Fiat Chrysler Automobiles N.V.	148,346	1,920,020

GlaxoSmithKline PLC	89,316	1,920,178

Imperial Brands PLC	136,932	3,084,927

National Grid PLC	198,407	2,156,218

Rio Tinto PLC	31,729	1,645,704

Royal Dutch Shell PLC Class A	65,290	1,918,091

Sage Group PLC (The)	79,087	673,831

SSE PLC	213,235	3,272,793

Unilever N.V.	15,772	948,284

Unilever PLC	17,268	1,040,560

Vodafone Group PLC	1,307,479	2,610,153

Total United Kingdom		34,004,629
TOTAL COMMON STOCKS (Cost: $171,717,953)		153,675,373

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree International LargeCap Dividend Fund(b)
(Cost: $707,248)	15,683	720,634

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%

United States – 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $6,850,620)(d)	6,850,620	6,850,620

TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $179,275,821)		161,246,627

Other Assets less Liabilities – (3.8)%		(5,890,693)

NET ASSETS – 100.0%		$155,355,934
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,449,535 and the total market value of the collateral held by the Fund was $10,997,947. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,147,327.

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 7.3%

AGL Energy Ltd.	44,400	$573,757

Alumina Ltd.	418,966	669,695

APA Group(a)	64,417	497,892

ARB Corp., Ltd.(a)	19,274	247,637

Aristocrat Leisure Ltd.	21,071	434,867

ASX Ltd.	11,437	625,348

Aurizon Holdings Ltd.	104,186	414,583

AusNet Services	329,331	403,143

Australia & New Zealand Banking Group Ltd.	177,071	3,406,015

Bendigo & Adelaide Bank Ltd.(a)	33,780	261,776

BHP Group Ltd.	157,428	3,898,830

BHP Group PLC	129,171	2,757,589

Boral Ltd.	82,721	269,471

Brambles Ltd.	57,012	438,350

Caltex Australia Ltd.	16,391	290,965

Challenger Ltd.	50,364	250,344

CIMIC Group Ltd.	17,211	365,070

Coca-Cola Amatil Ltd.	52,284	375,550

Cochlear Ltd.	2,536	356,021

Commonwealth Bank of Australia	102,154	5,569,005

Computershare Ltd.	24,458	266,405

Crown Resorts Ltd.	39,098	317,754

CSL Ltd.	7,827	1,233,630

CSR Ltd.(a)	104,513	300,987

Downer EDI Ltd.	57,932	304,763

Flight Centre Travel Group Ltd.(a)	7,772	249,511

Fortescue Metals Group Ltd.(a)	165,068	979,705

Harvey Norman Holdings Ltd.(a)	145,623	444,916

Incitec Pivot Ltd.	85,518	195,527

Insurance Australia Group Ltd.	120,427	641,654

JB Hi-Fi Ltd.(a)	17,687	405,586

Macquarie Group Ltd.	18,164	1,605,823

Magellan Financial Group Ltd.(a)	11,794	409,177

Medibank Pvt Ltd.	167,838	384,874

Metcash Ltd.(a)	122,087	246,201

Mineral Resources Ltd.(a)	21,156	190,915

National Australia Bank Ltd.	190,938	3,824,710

New Hope Corp., Ltd.(a)	119,332	177,064

Orica Ltd.	20,429	310,564

Origin Energy Ltd.(a)	51,501	276,837

OZ Minerals Ltd.	46,166	299,223

Pendal Group Ltd.	49,920	248,810

Perpetual Ltd.(a)	9,433	238,196

Platinum Asset Management Ltd.(a)	75,408	215,642

Premier Investments Ltd.	31,668	413,500

Qantas Airways Ltd.	99,601	422,536

Ramsay Health Care Ltd.(a)	8,328	364,363

REA Group Ltd.(a)	6,410	467,859

Rio Tinto Ltd.	23,563	1,472,717

Santos Ltd.	88,213	459,898

Seven Group Holdings Ltd.(a)	19,409	228,035

Sims Metal Management Ltd.(a)	36,611	256,800

Sonic Healthcare Ltd.	28,036	530,394

South32 Ltd.	334,434	590,964

Southern Cross Media Group Ltd.	693,673	577,792

Spark Infrastructure Group	177,874	259,129

Star Entertainment Group Ltd. (The)(a)	75,725	222,677

Suncorp Group Ltd.	61,054	562,074

Sydney Airport	137,993	747,347

Tabcorp Holdings Ltd.	105,794	346,061

Tassal Group Ltd.	168,043	485,080

Telstra Corp., Ltd.	436,008	1,032,170

Transurban Group	120,546	1,194,330

Treasury Wine Estates Ltd.(a)	27,459	343,911

Washington H Soul Pattinson & Co., Ltd.	17,950	254,597

Wesfarmers Ltd.	88,948	2,387,640

Westpac Banking Corp.	246,581	4,929,325

Whitehaven Coal Ltd.(a)	126,789	265,945

Woodside Petroleum Ltd.	70,917	1,548,734

Woolworths Group Ltd.	49,183	1,236,632

WorleyParsons Ltd.(a)	27,334	239,845

Total Australia		57,714,737

Austria – 0.5%

Andritz AG	10,536	430,738

Erste Group Bank AG*	25,233	834,624

Oesterreichische Post AG	10,428	366,069

OMV AG	20,942	1,124,197

Raiffeisen Bank International AG	15,974	370,762

Telekom Austria AG*	49,815	362,236

UNIQA Insurance Group AG	33,037	298,400

Vienna Insurance Group AG Wiener Versicherung Gruppe	14,911	388,518

Total Austria		4,175,544

Belgium – 1.3%

Ageas	10,406	577,214

Anheuser-Busch InBev S.A./N.V.	50,555	4,818,158

Bekaert S.A.	10,137	290,872

bpost S.A.	42,062	441,226

Colruyt S.A.(a)	3,590	196,787

KBC Group N.V.	27,799	1,806,871

Proximus SADP	25,788	766,109

Solvay S.A.	5,893	610,332

UCB S.A.	6,239	452,997

Umicore S.A.(a)	10,799	407,701

Total Belgium		10,368,267

China – 3.1%

China Everbright International Ltd.	314,000	241,927

China Jinmao Holdings Group Ltd.	838,000	479,963

China Mobile Ltd.	1,188,481	9,831,491

China Overseas Land & Investment Ltd.	397,175	1,248,867

China Resources Power Holdings Co., Ltd.	448,000	543,470

China South City Holdings Ltd.	3,658,000	433,954

China Traditional Chinese Medicine Holdings Co., Ltd.	594,000	272,776

China Unicom Hong Kong Ltd.	658,000	698,339

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

CITIC Ltd.	1,203,000	$1,519,211

CITIC Telecom International Holdings Ltd.	845,000	307,198

CNOOC Ltd.	3,201,700	4,884,600

CPMC Holdings Ltd.(a)	1,426,000	572,990

CSPC Pharmaceutical Group Ltd.	184,000	369,437

Fosun International Ltd.	428,487	530,184

Guangdong Investment Ltd.	294,000	575,294

Lenovo Group Ltd.	755,003	503,695

Shougang Fushan Resources Group Ltd.	2,178,000	450,080

Sino-Ocean Group Holding Ltd.	1,148,000	389,530

Sinotruk Hong Kong Ltd.	192,000	284,593

Sun Art Retail Group Ltd.	317,500	322,384

Total China		24,459,983

Denmark – 1.2%

Chr Hansen Holding A/S	3,318	281,678

Coloplast A/S Class B	7,747	933,230

Danske Bank A/S	75,061	1,045,377

FLSmidth & Co. A/S	6,369	277,319

H. Lundbeck A/S	11,946	396,308

ISS A/S	10,800	267,298

Novo Nordisk A/S Class B	56,985	2,930,148

Novozymes A/S Class B	5,453	229,313

Orsted A/S(b)	11,781	1,095,091

Pandora A/S	12,195	489,506

Scandinavian Tobacco Group A/S Class A(b)	20,530	240,267

Sydbank A/S(a)	14,281	251,899

Tryg A/S	20,396	584,611

Vestas Wind Systems A/S	4,447	345,316

Total Denmark		9,367,361

Finland – 1.8%

Elisa Oyj	13,509	696,611

Fortum Oyj	63,080	1,491,617

Kesko Oyj Class B	5,921	374,136

Kone Oyj Class B	21,634	1,232,101

Metso Oyj	12,957	484,088

Neste Oyj(a)	29,247	968,350

Nokia Oyj	321,589	1,630,273

Nordea Bank Abp	459,195	3,260,366

Orion Oyj Class B	8,759	326,769

Sampo Oyj Class A	40,895	1,626,414

Stora Enso Oyj Class R	61,836	745,257

UPM-Kymmene Oyj	42,203	1,247,783

Valmet Oyj	13,022	252,841

YIT Oyj(a)	45,877	264,080

Total Finland		14,600,686

France – 10.6%

Accor S.A.	13,002	542,185

Aeroports de Paris	3,609	642,116

Air Liquide S.A.	12,446	1,772,063

Airbus SE	15,150	1,968,770

Amundi S.A.(b)	11,769	821,156

AXA S.A.	146,802	3,749,820

BNP Paribas S.A.	97,694	4,757,622

Bollore S.A.	85,759	355,466

Bouygues S.A.	22,514	902,020

Bureau Veritas S.A.	21,958	529,043

Capgemini SE	5,614	661,613

Carrefour S.A.	28,966	507,154

Cie de Saint-Gobain	25,850	1,014,540

Cie Generale des Etablissements Michelin SCA	6,551	731,331

CNP Assurances	37,951	733,564

Coface S.A.	39,574	449,556

Covivio	5,583	591,007

Credit Agricole S.A.	188,579	2,290,259

Danone S.A.	23,951	2,110,322

Dassault Systemes SE	2,482	353,793

Edenred	10,291	493,983

Eiffage S.A.	4,757	493,300

Electricite de France S.A.	107,003	1,198,043

Elior Group S.A.(b)	22,138	294,204

Elis S.A.	16,845	297,871

Engie S.A.	163,154	2,664,500

EssilorLuxottica S.A.	10,477	1,510,563

Eutelsat Communications S.A.	25,325	471,429

Getlink SE	29,415	441,900

Hermes International	1,279	884,028

ICADE	5,417	484,556

Kering S.A.	3,495	1,781,482

Klepierre S.A.	28,224	958,787

L’Oreal S.A.	11,810	3,307,654

Lagardere SCA	14,299	316,452

Legrand S.A.	8,867	632,982

LVMH Moet Hennessy Louis Vuitton SE	11,500	4,571,726

Metropole Television S.A.	20,024	328,544

Natixis S.A.	268,635	1,114,355

Nexity S.A.	9,099	433,294

Orange S.A.	156,168	2,450,811

Pernod Ricard S.A.	6,633	1,181,594

Peugeot S.A.	43,887	1,094,707

Publicis Groupe S.A.	11,282	554,960

Renault S.A.	23,820	1,367,504

Safran S.A.	10,160	1,599,990

Sanofi	62,569	5,802,174

Schneider Electric SE	23,075	2,025,087

SCOR SE	13,044	538,817

SEB S.A.	1,478	224,456

Societe BIC S.A.(a)	4,515	303,211

Societe Generale S.A.	87,525	2,398,852

Sodexo S.A.	5,626	631,747

Suez	41,010	644,929

Television Francaise 1	27,687	243,135

Thales S.A.	6,670	767,157

TOTAL S.A.	173,724	9,069,126

Veolia Environnement S.A.	33,131	840,138

Vinci S.A.	24,636	2,654,124

Vivendi S.A.	38,318	1,051,876

Total France		83,607,448

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

Germany – 7.7%

adidas AG	3,882	$1,208,915

Allianz SE Registered Shares	20,662	4,817,123

Axel Springer SE*	6,267	430,434

BASF SE	60,193	4,207,708

Bayer AG Registered Shares	61,742	4,354,356

Bayerische Motoren Werke AG	38,871	2,737,141

Beiersdorf AG	3,765	444,118

Bilfinger SE	3,544	103,546

Brenntag AG	9,972	482,693

Commerzbank AG	59,603	345,819

Continental AG	10,277	1,318,709

Covestro AG(b)	17,010	841,911

Daimler AG Registered Shares	87,986	4,375,976

Deutsche Boerse AG	5,829	911,275

Deutsche Pfandbriefbank AG(b)	37,636	459,134

Deutsche Post AG Registered Shares	62,965	2,103,609

Deutsche Telekom AG Registered Shares	265,305	4,452,491

Deutsche Wohnen SE Bearer Shares	11,283	411,951

E.ON SE	116,547	1,133,244

Evonik Industries AG	33,098	817,290

Fielmann AG	6,005	442,226

Fraport AG Frankfurt Airport Services Worldwide	4,868	412,998

Freenet AG	24,141	497,157

Fresenius Medical Care AG & Co. KGaA	8,915	599,670

Fresenius SE & Co. KGaA	14,780	691,174

Hannover Rueck SE	7,023	1,187,519

HeidelbergCement AG	8,803	636,475

Hella GmbH & Co. KGaA	9,878	441,744

Henkel AG & Co. KGaA	7,197	659,078

Hochtief AG	3,233	368,675

Infineon Technologies AG	37,739	679,354

Jenoptik AG	3,116	77,249

LEG Immobilien AG	3,973	454,793

Merck KGaA	3,622	408,099

METRO AG	26,009	410,581

MTU Aero Engines AG	2,161	574,374

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	7,274	1,882,609

Rheinmetall AG	3,119	394,609

RWE AG	23,537	736,186

Salzgitter AG	4,961	83,291

SAP SE	22,408	2,635,422

Siemens AG Registered Shares	37,903	4,059,871

Siemens Healthineers AG(b)	11,169	439,509

Software AG	3,106	85,365

Symrise AG	5,472	531,891

Talanx AG	14,419	623,125

Telefonica Deutschland Holding AG	409,913	1,143,137

TUI AG	69,517	808,273

Uniper SE	17,545	575,548

United Internet AG Registered Shares	6,984	249,205

Volkswagen AG	8,998	1,546,977

Wacker Neuson SE	12,936	225,645

Total Germany		60,519,272

Hong Kong – 2.5%

AIA Group Ltd.	220,565	2,083,430

Bank of East Asia Ltd. (The)	126,128	310,517

BOC Hong Kong Holdings Ltd.	557,444	1,891,473

Cathay Pacific Airways Ltd.(a)	202,000	252,519

CLP Holdings Ltd.	105,000	1,102,986

Dah Sing Financial Holdings Ltd.	62,400	230,834

Galaxy Entertainment Group Ltd.	123,000	764,886

Hang Lung Properties Ltd.	253,000	574,457

Hang Seng Bank Ltd.	88,000	1,897,084

Henderson Land Development Co., Ltd.	210,859	981,753

Hong Kong & China Gas Co., Ltd.	461,268	899,071

Hong Kong Exchanges & Clearing Ltd.	33,989	997,203

MTR Corp., Ltd.	197,553	1,108,801

New World Development Co., Ltd.	540,772	702,230

PCCW Ltd.	553,000	310,381

Power Assets Holdings Ltd.	89,000	597,731

Sino Land Co., Ltd.	328,400	493,475

SJM Holdings Ltd.	319,000	303,155

Sun Hung Kai Properties Ltd.	118,500	1,705,079

Swire Pacific Ltd. Class A	50,500	469,931

Swire Properties Ltd.	205,800	645,799

Television Broadcasts Ltd.	208,900	340,554

Wharf Holdings Ltd. (The)	147,000	320,649

Wheelock & Co., Ltd.	75,000	427,169

Total Hong Kong		19,411,167

Ireland – 0.4%

AIB Group PLC	141,049	418,874

Bank of Ireland Group PLC	62,300	247,227

CRH PLC	26,497	912,541

DCC PLC	5,067	443,079

Grafton Group PLC	30,080	281,713

Kerry Group PLC Class A	4,109	480,664

Kingspan Group PLC	5,080	248,112

Total Produce PLC	208,967	318,942

Total Ireland		3,351,152

Israel – 0.3%

Bank Leumi Le-Israel BM	45,610	324,642

Harel Insurance Investments & Financial Services Ltd.	36,455	316,849

Israel Chemicals Ltd.	73,361	364,293

Mediterranean Towers Ltd.	96,625	255,754

Mehadrin Ltd.*	257	10,290

Naphtha Israel Petroleum Corp., Ltd.	49,089	273,282

Paz Oil Co., Ltd.	1,855	271,115

Phoenix Holdings Ltd. (The)	46,918	297,641

Total Israel		2,113,866

Italy – 3.5%

A2A SpA	225,978	414,872

ACEA SpA	20,104	401,526

Anima Holding SpA(b)	114,289	435,594

Assicurazioni Generali SpA	72,962	1,414,277

Atlantia SpA	42,058	1,017,448

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

Azimut Holding SpA	18,167	$341,054

Banca Farmafactoring SpA(b)	82,811	431,992

Banca Generali SpA	11,330	349,561

Banca Mediolanum SpA	58,071	436,199

Banca Popolare di Sondrio SCPA	200,547	367,309

Credito Emiliano SpA	77,573	418,199

Enel SpA	514,418	3,842,167

Eni SpA	239,618	3,666,123

ERG SpA	17,974	362,512

Ferrari N.V.	2,330	359,560

Freni Brembo SpA(a)	24,308	236,915

Hera SpA	87,275	358,324

Infrastrutture Wireless Italiane SpA(b)	39,717	412,211

Intesa Sanpaolo SpA	1,973,929	4,681,626

Italgas SpA	67,490	435,727

Maire Tecnimont SpA(a)	95,160	239,440

MARR SpA	12,951	283,796

Piaggio & C. SpA	115,424	341,517

Pirelli & C SpA(b)	55,485	328,338

Poste Italiane SpA(b)	81,591	927,754

Recordati SpA	7,577	325,131

Saras SpA	196,501	336,334

Snam SpA	236,794	1,196,280

Societa Cattolica di Assicurazioni SC	46,005	391,457

Societa Iniziative Autostradali e Servizi SpA	18,108	316,059

Terna Rete Elettrica Nazionale SpA	138,557	890,317

UniCredit SpA	70,880	836,098

Unipol Gruppo SpA	71,272	379,646

UnipolSai Assicurazioni SpA	228,679	608,306

Total Italy		27,783,669

Japan – 20.1%

Aeon Co., Ltd.	33,800	619,393

AEON Financial Service Co., Ltd.(a)	19,300	290,371

AGC, Inc.	12,400	384,363

Aisin Seiki Co., Ltd.(a)	18,000	565,441

Alps Alpine Co., Ltd.	15,600	291,142

Amada Holdings Co., Ltd.(a)	31,400	338,187

ANA Holdings, Inc.(a)	15,700	527,909

Aoyama Trading Co., Ltd.(a)	23,700	412,708

Aozora Bank Ltd.(a)	15,700	392,518

Asahi Group Holdings Ltd.	16,200	801,943

Asahi Kasei Corp.(a)	66,700	656,662

Astellas Pharma, Inc.	75,000	1,067,661

Azbil Corp.	19,500	521,263

Bandai Namco Holdings, Inc.(a)	10,700	666,306

Bridgestone Corp.	33,400	1,293,043

Brother Industries Ltd.	19,600	354,731

Canon, Inc.	77,200	2,059,024

Casio Computer Co., Ltd.(a)	20,600	319,269

Chiba Bank Ltd. (The)(a)	76,900	395,618

Chubu Electric Power Co., Inc.(a)	33,000	477,863

Chugai Pharmaceutical Co., Ltd.	14,300	1,111,450

Citizen Watch Co., Ltd.(a)	61,000	298,015

Cosmo Energy Holdings Co., Ltd.	9,900	203,817

Dai-ichi Life Holdings, Inc.	53,533	806,896

Daido Steel Co., Ltd.(a)	5,000	195,929

Daiichi Sankyo Co., Ltd.	13,700	862,501

Daikin Industries Ltd.	6,400	839,713

Daito Trust Construction Co., Ltd.	4,600	587,796

Daiwa House Industry Co., Ltd.	28,600	927,796

Denka Co., Ltd.(a)	13,500	371,117

Denso Corp.	32,800	1,441,288

Dentsu, Inc.	10,900	383,757

DIC Corp.	12,400	343,976

Disco Corp.(a)	2,300	435,420

East Japan Railway Co.	9,600	915,808

Eisai Co., Ltd.	10,700	543,638

FamilyMart Co., Ltd.	15,800	384,931

FANUC Corp.	14,400	2,710,118

Fast Retailing Co., Ltd.	1,300	772,362

FCC Co., Ltd.(a)	16,000	307,934

FIDEA Holdings Co., Ltd.(a)	391,400	420,101

Fuji Electric Co., Ltd.	10,000	305,806

FUJIFILM Holdings Corp.	14,500	635,947

Fujikura Ltd.(a)	92,300	353,571

Fujitsu Ltd.	7,600	608,633

Fukuoka Financial Group, Inc.(a)	14,400	271,944

Gunma Bank Ltd. (The)	127,300	412,260

Hamamatsu Photonics K.K.	9,400	348,776

Hanwa Co., Ltd.	9,400	256,929

Haseko Corp.(a)	41,900	487,719

Hino Motors Ltd.	40,600	334,342

Hiroshima Bank Ltd. (The)(a)	104,600	516,830

Hitachi High-Technologies Corp.	5,700	329,105

Hitachi Ltd.	27,900	1,038,554

Hitachi Metals Ltd.(a)	30,500	329,059

Hitachi Zosen Corp.	156,300	507,622

Hokuhoku Financial Group, Inc.	32,200	311,349

Honda Motor Co., Ltd.	86,100	2,229,478

Horiba Ltd.	5,600	323,331

Hoya Corp.	9,900	807,847

Hyakugo Bank Ltd. (The)	129,800	414,351

Idemitsu Kosan Co., Ltd.	12,651	357,611

IHI Corp.(a)	11,200	243,327

Isuzu Motors Ltd.(a)	45,000	495,697

ITOCHU Corp.	85,200	1,758,790

Iyo Bank Ltd. (The)(a)	107,900	564,085

Japan Airlines Co., Ltd.	15,800	469,578

Japan Exchange Group, Inc.	28,100	441,748

Japan Post Holdings Co., Ltd.	172,900	1,591,816

Japan Post Insurance Co., Ltd.	28,600	431,349

Japan Steel Works Ltd. (The)(a)	15,800	303,500

Japan Tobacco, Inc.	141,744	3,103,089

Japan Wool Textile Co., Ltd. (The)	23,300	213,004

JFE Holdings, Inc.	49,100	590,608

JSR Corp.(a)	17,800	284,767

JTEKT Corp.(a)	29,200	334,756

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

JXTG Holdings, Inc.(a)	200,200	$912,130

Kajima Corp.(a)	24,800	325,159

Kaneka Corp.(a)	11,600	361,175

Kanematsu Corp.	25,800	289,810

Kansai Electric Power Co., Inc. (The)(a)	52,000	581,467

Kao Corp.	11,900	879,108

Kawasaki Heavy Industries Ltd.(a)	13,800	305,432

KDDI Corp.	114,100	2,982,489

Keihin Corp.	27,900	409,174

Keiyo Bank Ltd. (The)(a)	41,400	244,780

Keyence Corp.	700	433,310

Kintetsu World Express, Inc.	37,200	522,504

Kirin Holdings Co., Ltd.	29,100	616,061

Kitz Corp.(a)	74,100	492,972

Kobe Steel Ltd.(a)	58,200	310,185

Koito Manufacturing Co., Ltd.(a)	7,700	376,183

Komatsu Ltd.	55,900	1,280,153

Kubota Corp.	37,900	573,190

Kuraray Co., Ltd.	22,300	273,811

Kyowa Kirin Co., Ltd.	17,600	341,659

Lawson, Inc.	6,900	353,060

Lintec Corp.	5,200	102,821

LIXIL Group Corp.(a)	20,900	367,430

Mabuchi Motor Co., Ltd.	8,800	327,735

Makita Corp.	12,600	396,391

Marubeni Corp.(a)	102,900	683,334

Marui Group Co., Ltd.(a)	19,100	403,296

Mebuki Financial Group, Inc.(a)	157,000	386,417

Michinoku Bank Ltd. (The)(a)	18,900	272,636

Mitsubishi Chemical Holdings Corp.	100,500	716,124

Mitsubishi Corp.	78,800	1,932,906

Mitsubishi Electric Corp.	91,500	1,212,804

Mitsubishi Estate Co., Ltd.	36,800	709,611

Mitsubishi Gas Chemical Co., Inc.(a)	25,200	336,233

Mitsubishi Heavy Industries Ltd.(a)	14,700	575,622

Mitsubishi Tanabe Pharma Corp.	37,100	406,787

Mitsubishi UFJ Financial Group, Inc.	593,300	3,010,555

Mitsui Chemicals, Inc.	15,000	335,323

Mitsui Fudosan Co., Ltd.	28,200	699,031

Mizuho Financial Group, Inc.	1,114,300	1,707,408

MS&AD Insurance Group Holdings, Inc.(a)	25,930	839,741

Murata Manufacturing Co., Ltd.	18,200	873,162

NEC Corp.	9,800	413,491

NGK Insulators Ltd.(a)	24,800	353,155

NGK Spark Plug Co., Ltd.(a)	15,700	298,965

NHK Spring Co., Ltd.(a)	43,700	333,183

Nichias Corp.	15,800	279,524

Nichiha Corp.	8,400	229,285

Nidec Corp.(a)	4,800	644,885

Nifco, Inc.	10,900	260,309

Nihon Parkerizing Co., Ltd.	16,700	180,946

Nikon Corp.(a)	24,400	304,337

Nintendo Co., Ltd.	4,100	1,518,223

Nippon Express Co., Ltd.	6,800	346,685

Nippon Steel Corp.(a)	55,600	774,516

Nippon Steel Trading Corp.(a)	6,700	261,925

Nippon Telegraph & Telephone Corp.	87,700	4,183,957

Nishi-Nippon Financial Holdings, Inc.	59,800	418,863

Nishimatsu Construction Co., Ltd.	17,500	325,468

Nissan Motor Co., Ltd.(a)	373,400	2,329,021

Nissin Kogyo Co., Ltd.(a)	15,100	211,393

NOK Corp.(a)	26,300	389,846

Nomura Real Estate Holdings, Inc.	16,500	356,336

Nomura Research Institute Ltd.	31,600	628,930

North Pacific Bank Ltd.(a)	251,000	531,844

NSK Ltd.(a)	37,100	312,385

NTN Corp.(a)	116,600	334,453

NTT Data Corp.	40,300	519,808

NTT DOCOMO, Inc.(a)	185,555	4,726,652

Oji Holdings Corp.	55,500	258,820

Okasan Securities Group, Inc.(a)	148,000	524,488

Omron Corp.(a)	9,000	492,158

Ono Pharmaceutical Co., Ltd.	22,100	400,182

Oracle Corp.	5,300	459,505

Oriental Land Co., Ltd.	3,900	593,255

Otsuka Holdings Co., Ltd.	22,500	841,083

Panasonic Corp.(a)	119,200	965,732

Pola Orbis Holdings, Inc.	12,300	275,306

Recruit Holdings Co., Ltd.	24,400	741,877

Resona Holdings, Inc.(a)	134,900	577,920

Ricoh Co., Ltd.(a)	31,500	283,595

Rohm Co., Ltd.	5,200	396,947

Ryohin Keikaku Co., Ltd.	15,000	280,083

San-In Godo Bank Ltd. (The)	79,600	483,161

SBI Holdings, Inc.(a)	15,500	331,441

Secom Co., Ltd.	8,600	784,444

Seiko Epson Corp.(a)	17,900	251,751

Sekisui Chemical Co., Ltd.(a)	26,900	416,412

Sekisui House Ltd.	30,700	603,632

Senshu Ikeda Holdings, Inc.	291,900	505,069

Seven & I Holdings Co., Ltd.	31,300	1,196,684

Sharp Corp.(a)	25,500	281,957

Shimizu Corp.(a)	55,700	504,044

Shin-Etsu Chemical Co., Ltd.	13,100	1,401,212

Shionogi & Co., Ltd.	11,900	660,542

Siix Corp.(a)	31,000	420,791

SKY Perfect JSAT Holdings, Inc.	141,500	572,154

SMC Corp.	1,300	554,522

Softbank Corp.(a)	155,500	2,106,426

SoftBank Group Corp.(a)	15,600	612,019

Sojitz Corp.	110,200	341,587

Sompo Holdings, Inc.(a)	16,400	685,439

Sony Corp.	12,100	710,606

Sony Financial Holdings, Inc.	22,100	478,910

Stanley Electric Co., Ltd.	15,700	414,890

Subaru Corp.	55,000	1,547,074

Sumitomo Chemical Co., Ltd.(a)	113,900	511,140

Sumitomo Corp.	70,000	1,093,315

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

Sumitomo Forestry Co., Ltd.(a)	27,400	$364,066

Sumitomo Heavy Industries Ltd.	9,900	293,130

Sumitomo Mitsui Financial Group, Inc.(a)	61,300	2,095,799

Sumitomo Mitsui Trust Holdings, Inc.	18,807	677,974

Sundrug Co., Ltd.	11,900	374,370

Suntory Beverage & Food Ltd.	10,900	465,954

Suzuki Motor Corp.(a)	11,900	505,069

Sysmex Corp.	5,100	341,274

T&D Holdings, Inc.	40,800	432,255

Taisei Corp.	10,800	418,210

Takeda Pharmaceutical Co., Ltd.	70,700	2,413,907

Tatsuta Electric Wire and Cable Co., Ltd.(a)	22,400	95,756

Terumo Corp.	16,600	534,518

Toda Corp.	68,300	392,452

Toho Bank Ltd. (The)(a)	127,700	300,123

Toho Co., Ltd.	11,200	490,696

Tohoku Electric Power Co., Inc.(a)	35,500	346,213

Tokai Rika Co., Ltd.(a)	15,700	265,262

Tokai Tokyo Financial Holdings, Inc.(a)	141,400	389,889

Tokio Marine Holdings, Inc.(a)	27,900	1,491,872

Tokyo Century Corp.(a)	4,300	198,737

Tokyo Electron Ltd.	11,900	2,264,386

Tokyo Gas Co., Ltd.(a)	20,500	516,792

Tokyo Seimitsu Co., Ltd.	14,000	411,288

Tokyu Construction Co., Ltd.(a)	50,700	387,492

Toray Industries, Inc.	59,100	438,622

Toshiba Corp.	11,300	345,038

Tosoh Corp.	23,300	307,864

TOTO Ltd.(a)	9,300	348,078

Toyobo Co., Ltd.	42,200	553,295

Toyoda Gosei Co., Ltd.	16,000	320,222

Toyota Boshoku Corp.	25,400	355,118

Toyota Motor Corp.(a)	130,410	8,707,273

Toyota Tsusho Corp.	19,500	628,799

Trend Micro, Inc.	9,100	432,792

TS Tech Co., Ltd.(a)	8,000	242,794

UACJ Corp.(a)	15,200	255,127

Ube Industries Ltd.	17,600	354,850

Wacoal Holdings Corp.	19,100	490,777

West Japan Railway Co.(a)	8,820	745,181

Yahoo Japan Corp.	230,810	649,237

Yamaguchi Financial Group, Inc.(a)	54,000	370,743

Yamaha Corp.(a)	6,900	309,646

Yamaha Motor Co., Ltd.	23,800	431,186

Yamato Holdings Co., Ltd.(a)	12,600	189,568

Yamazen Corp.(a)	10,800	93,935

Yokohama Rubber Co., Ltd. (The)	19,900	397,908

Yuasa Trading Co., Ltd.	15,500	441,730

Total Japan		158,371,960

Netherlands – 2.2%

ABN AMRO Bank N.V. CVA(b)	79,051	1,393,984

Aegon N.V.	129,185	537,577

Akzo Nobel N.V.	6,425	572,901

ASML Holding N.V.	7,497	1,857,366

Euronext N.V.(b)	4,676	382,588

Heineken Holding N.V.	7,899	786,660

Heineken N.V.	12,947	1,399,625

ING Groep N.V.	289,337	3,029,439

Koninklijke Ahold Delhaize N.V.	51,474	1,288,165

Koninklijke DSM N.V.	7,846	944,329

Koninklijke KPN N.V.	226,725	707,169

Koninklijke Philips N.V.	33,098	1,533,546

Koninklijke Vopak N.V.	6,784	348,791

NN Group N.V.	16,004	567,744

Randstad N.V.(a)	12,496	614,267

SBM Offshore N.V.	14,854	246,956

Signify N.V.(b)	11,728	322,587

Wolters Kluwer N.V.	11,052	807,035

Total Netherlands		17,340,729

New Zealand – 0.5%

Air New Zealand Ltd.	142,609	250,384

Arvida Group Ltd.(a)	105,314	97,735

Auckland International Airport Ltd.	72,224	414,386

Chorus Ltd.	77,540	245,539

Fisher & Paykel Healthcare Corp., Ltd.	37,434	406,083

Infratil Ltd.	99,077	305,661

Mercury NZ Ltd.	149,857	470,779

Meridian Energy Ltd.	216,071	704,534

SKYCITY Entertainment Group Ltd.	91,471	230,001

Spark New Zealand Ltd.	200,749	555,129

Vector Ltd.(a)	145,496	328,440

Total New Zealand		4,008,671

Norway – 1.7%

Aker ASA Class A	7,712	410,811

Aker BP ASA	37,202	996,590

DNB ASA	100,169	1,766,693

Elkem ASA(b)	123,387	300,661

Equinor ASA	196,555	3,743,565

Gjensidige Forsikring ASA	32,289	640,915

Kvaerner ASA	281,835	361,369

Leroy Seafood Group ASA	45,490	276,666

Mowi ASA	40,840	943,469

Orkla ASA	47,086	428,886

Salmar ASA	12,752	559,991

SpareBank 1 SR-Bank ASA	34,451	375,945

Storebrand ASA	48,294	305,307

Telenor ASA	91,241	1,833,165

Yara International ASA	7,052	304,093

Total Norway		13,248,126

Portugal – 0.4%

Altri, SGPS, S.A.	30,799	204,652

EDP – Energias de Portugal S.A.	207,017	803,908

Galp Energia, SGPS, S.A.	53,760	810,271

Jeronimo Martins, SGPS, S.A.	24,537	414,094

Navigator Co. S.A. (The)	92,777	331,959

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

NOS, SGPS, S.A.	56,433	$308,232

Total Portugal		2,873,116

Singapore – 1.8%

CapitaLand Ltd.	191,500	488,824

China Aviation Oil Singapore Corp., Ltd.	561,600	471,080

ComfortDelGro Corp., Ltd.	178,700	310,131

DBS Group Holdings Ltd.	140,200	2,534,529

Genting Singapore Ltd.	659,200	419,478

Jardine Cycle & Carriage Ltd.	21,255	461,096

Keppel Corp., Ltd.	94,700	406,082

Olam International Ltd.	295,200	384,236

Oversea-Chinese Banking Corp., Ltd.	177,590	1,394,625

SATS Ltd.	116,300	407,037

Sembcorp Industries Ltd.	135,000	203,052

Singapore Airlines Ltd.	75,200	497,019

Singapore Exchange Ltd.	53,300	326,452

Singapore Post Ltd.	466,400	328,831

Singapore Technologies Engineering Ltd.	199,400	553,689

Singapore Telecommunications Ltd.	976,600	2,189,211

StarHub Ltd.	244,200	229,561

United Overseas Bank Ltd.	70,801	1,313,727

Venture Corp., Ltd.	19,000	210,348

Wilmar International Ltd.	255,800	689,952

Yanlord Land Group Ltd.	512,600	433,684

Total Singapore		14,252,644

Spain – 4.1%

Acciona S.A.(a)	3,724	394,217

ACS Actividades de Construccion y Servicios S.A.	19,458	777,673

Aena SME S.A.(b)	7,356	1,347,278

Amadeus IT Group S.A.	13,375	958,291

Applus Services S.A.	31,614	410,140

Banco Bilbao Vizcaya Argentaria S.A.	384,769	2,005,301

Banco Santander S.A.	989,435	4,030,495

Bolsas y Mercados Espanoles SHMSF S.A.	15,356	388,059

CaixaBank S.A.	444,790	1,168,633

Cellnex Telecom S.A.*(b)	8,133	336,044

Cia de Distribucion Integral Logista Holdings S.A.	15,402	300,228

Cie Automotive S.A.	8,690	217,898

Enagas S.A.	22,452	520,385

Endesa S.A.	73,332	1,929,909

Euskaltel S.A.(b)	37,052	329,212

Ferrovial S.A.	36,276	1,048,420

Gestamp Automocion S.A.(b)	50,460	235,449

Grifols S.A.	11,778	347,204

Iberdrola S.A.	326,656	3,395,964

Industria de Diseno Textil S.A.	129,450	4,007,989

Mapfre S.A.	157,269	423,664

Mediaset Espana Comunicacion S.A.	42,916	276,698

Naturgy Energy Group S.A.	63,864	1,694,661

Prosegur Cash S.A.(b)	164,777	236,765

Prosegur Cia de Seguridad S.A.	68,098	265,484

Red Electrica Corp. S.A.	31,617	642,327

Repsol S.A.	113,063	1,767,567

Telefonica S.A.	290,045	2,213,765

Unicaja Banco S.A.(b)	395,165	314,490

Zardoya Otis S.A.	54,844	372,497

Total Spain		32,356,707

Sweden – 2.7%

Assa Abloy AB Class B	29,294	652,789

Atlas Copco AB Class A	19,225	592,853

Atlas Copco AB Class B	23,638	641,428

Axfood AB	24,267	516,085

Bilia AB Class A	24,654	195,960

Boliden AB	21,109	485,744

Bonava AB Class B	18,198	206,372

Castellum AB	20,124	431,456

Electrolux AB Series B	18,753	445,167

Essity AB Class B	21,941	641,126

Fabege AB	27,146	447,825

Hemfosa Fastigheter AB	37,249	377,712

Hennes & Mauritz AB Class B	119,167	2,313,007

Hexpol AB	29,217	224,503

Husqvarna AB Class B	29,824	227,135

ICA Gruppen AB	11,791	545,409

Investment AB Latour Class B	33,557	442,323

JM AB	10,921	279,463

Kinnevik AB Class B	13,121	345,502

NCC AB Class B	17,802	296,937

Peab AB	26,747	237,896

Resurs Holding AB(b)	53,515	317,591

Sandvik AB	55,689	868,570

Securitas AB Class B	23,259	356,733

Skandinaviska Enskilda Banken AB Class A	181,853	1,673,496

SSAB AB Class A	128,288	357,379

Svenska Cellulosa AB SCA Class B(a)	42,282	377,488

Svenska Handelsbanken AB Class A	130,630	1,224,704

Swedbank AB Class A	125,256	1,805,177

Swedish Match AB	8,014	331,820

Tele2 AB Class B(a)	36,103	537,938

Telefonaktiebolaget LM Ericsson Class B	68,772	550,196

Telia Co. AB	276,880	1,241,041

Thule Group AB(b)	8,966	169,979

Volvo AB Class A	15,895	223,419

Volvo AB Class B	83,527	1,174,474

Total Sweden		21,756,697

Switzerland – 7.3%

ABB Ltd. Registered Shares	106,279	2,090,088

Adecco Group AG Registered Shares	10,244	567,290

Baloise Holding AG Registered Shares	4,439	795,962

Cembra Money Bank AG	3,959	412,913

Cie Financiere Richemont S.A. Registered Shares	15,966	1,172,372

Clariant AG Registered Shares*	26,498	516,328

Coca-Cola HBC AG*	12,112	396,573

Credit Suisse Group AG Registered Shares*	55,195	677,241

Dufry AG Registered Shares*	6,749	565,017

EFG International AG*	45,032	279,545

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

EMS-Chemie Holding AG Registered Shares	968	$603,331

Flughafen Zurich AG Registered Shares	2,374	439,969

Geberit AG Registered Shares	1,246	595,541

Givaudan S.A. Registered Shares	356	993,937

Helvetia Holding AG Registered Shares	3,025	417,733

Julius Baer Group Ltd.*	12,260	543,687

Kuehne + Nagel International AG Registered Shares	6,867	1,012,334

LafargeHolcim Ltd. Registered Shares*	31,360	1,544,806

Logitech International S.A. Registered Shares	13,974	567,284

Lonza Group AG Registered Shares*	1,495	505,855

Nestle S.A. Registered Shares	93,578	10,161,586

Novartis AG Registered Shares	102,642	8,908,027

OC Oerlikon Corp. AG Registered Shares	28,644	287,546

Partners Group Holding AG	844	648,182

Roche Holding AG Bearer Shares	5,662	1,639,859

Roche Holding AG Genusschein	27,852	8,112,735

Schindler Holding AG Participation Certificate	2,177	487,295

SGS S.A. Registered Shares	344	853,488

STMicroelectronics N.V.	31,389	607,239

Sunrise Communications Group AG*(b)	6,444	501,807

Swiss Life Holding AG Registered Shares	1,852	886,115

Swiss Re AG	18,847	1,967,580

Swisscom AG Registered Shares	2,651	1,308,817

UBS Group AG Registered Shares*	220,671	2,507,348

Vifor Pharma AG	1,659	265,284

Vontobel Holding AG Registered Shares	8,547	463,286

Zurich Insurance Group AG	8,068	3,090,785

Total Switzerland		57,394,785

United Kingdom – 18.2%

Admiral Group PLC	20,868	544,657

Aggreko PLC	34,342	351,592

Anglo American PLC	70,450	1,624,492

Antofagasta PLC	63,856	707,421

Ashmore Group PLC	49,514	308,741

Associated British Foods PLC	21,276	603,810

AstraZeneca PLC	55,153	4,934,940

Aviva PLC	282,822	1,391,646

BAE Systems PLC	192,165	1,349,788

Balfour Beatty PLC	123,442	337,701

Barclays PLC	790,129	1,464,408

Barratt Developments PLC	96,677	771,995

BBA Aviation PLC	128,422	494,070

BCA Marketplace PLC	147,358	428,187

Berkeley Group Holdings PLC	4,763	245,284

Bodycote PLC	52,079	459,828

Bovis Homes Group PLC	23,151	317,813

BP PLC	1,529,654	9,722,789

Brewin Dolphin Holdings PLC	115,949	452,656

British American Tobacco PLC	210,571	7,804,058

BT Group PLC	886,815	1,951,561

Bunzl PLC	11,436	299,467

Burberry Group PLC	17,925	480,214

Carnival PLC	10,534	437,461

Centrica PLC	818,589	743,850

Chemring Group PLC	99,116	240,373

Cineworld Group PLC(a)	111,451	313,138

Close Brothers Group PLC	20,859	362,177

CNH Industrial N.V.	41,843	426,065

Coca-Cola European Partners PLC	17,915	999,984

Compass Group PLC	44,899	1,158,036

Countryside Properties PLC(b)	113,716	470,844

Crest Nicholson Holdings PLC	107,628	502,667

Croda International PLC	4,191	250,998

CYBG PLC	39,054	55,297

Daily Mail & General Trust PLC Class A Non-Voting Shares	35,961	377,561

Derwent London PLC	8,955	371,888

Diageo PLC	69,459	2,852,858

Direct Line Insurance Group PLC	70,425	260,528

Diversified Gas & Oil PLC	187,616	254,319

Domino’s Pizza Group PLC	108,844	341,893

Drax Group PLC	85,754	291,873

Electrocomponents PLC	35,985	285,489

Empiric Student Property PLC	338,191	388,830

Essentra PLC	60,355	316,542

Evraz PLC	197,058	1,135,494

Fiat Chrysler Automobiles N.V.	109,318	1,414,887

Fresnillo PLC(a)	39,309	331,139

G4S PLC	125,395	292,360

GlaxoSmithKline PLC	333,155	7,162,399

Greene King PLC	38,764	404,602

Halfords Group PLC	48,265	101,230

Halma PLC	17,652	428,743

Hargreaves Lansdown PLC	15,612	399,972

Hays PLC	226,949	421,741

Howden Joinery Group PLC	46,903	323,903

HSBC Holdings PLC	1,336,651	10,288,127

Ibstock PLC(b)	153,246	446,052

Imperial Brands PLC	123,186	2,775,245

Inchcape PLC	52,357	407,441

Informa PLC	46,976	493,210

InterContinental Hotels Group PLC	7,170	448,406

Intertek Group PLC	5,874	396,527

Land Securities Group PLC	44,745	472,213

Legal & General Group PLC	369,177	1,130,063

Lloyds Banking Group PLC	4,300,075	2,867,808

London Stock Exchange Group PLC	8,210	739,364

Marks & Spencer Group PLC	211,108	479,844

Marston’s PLC	228,737	348,113

Mediclinic International PLC	65,933	269,097

Meggitt PLC	42,552	332,974

Merlin Entertainments PLC(b)	60,372	336,569

Micro Focus International PLC	26,471	370,826

Mondi PLC	21,414	411,132

Moneysupermarket.com Group PLC	78,316	365,189

National Grid PLC	252,383	2,742,810

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2019

Investments	Shares	Value

Next PLC	6,719	$512,190

Pagegroup PLC	74,500	403,213

Paragon Banking Group PLC	73,304	435,764

Pearson PLC(a)	27,318	248,440

Pennon Group PLC	38,072	387,996

Persimmon PLC	44,356	1,186,119

Phoenix Group Holdings PLC	57,947	493,644

Prudential PLC	94,277	1,713,618

QinetiQ Group PLC	103,547	368,512

Quilter PLC(b)	161,974	272,155

Reckitt Benckiser Group PLC	23,870	1,866,087

Redrow PLC	56,473	430,076

RELX PLC	56,309	1,340,953

Rentokil Initial PLC	54,880	316,367

Rio Tinto PLC	83,017	4,305,883

Rolls-Royce Holdings PLC*	39,419	384,916

Rotork PLC	91,300	350,465

Royal Bank of Scotland Group PLC	357,069	913,473

Royal Dutch Shell PLC Class A	313,851	9,220,321

Royal Dutch Shell PLC Class B	287,212	8,480,192

RSA Insurance Group PLC	51,160	336,783

Sage Group PLC (The)	59,073	503,309

Segro PLC	78,426	783,592

Senior PLC	161,651	373,704

Severn Trent PLC	15,489	413,235

Smith & Nephew PLC	26,517	640,140

Smiths Group PLC	17,429	337,201

Spectris PLC	8,210	247,264

Spirax-Sarco Engineering PLC	3,587	346,769

SSE PLC	97,310	1,493,542

Standard Chartered PLC	99,764	841,150

Standard Life Aberdeen PLC	224,810	791,761

Synthomer PLC	62,295	249,029

Tate & Lyle PLC	33,859	307,092

Taylor Wimpey PLC	146,512	291,583

TechnipFMC PLC	23,290	558,851

Tesco PLC	329,522	978,628

TI Fluid Systems PLC(b)	121,836	289,767

Unilever N.V.	60,840	3,657,976

Unilever PLC	42,885	2,584,226

United Utilities Group PLC	42,145	428,881

Vesuvius PLC	76,237	427,834

Vodafone Group PLC	2,188,904	4,369,764

WH Smith PLC	21,805	533,913

Whitbread PLC	7,708	407,868

WM Morrison Supermarkets PLC(a)	90,035	222,233

Total United Kingdom		143,333,748
TOTAL COMMON STOCKS (Cost: $744,817,821)		782,410,335

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd., expiring 10/11/19*(a)
(Cost: $0)	8,729	10,568

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%

United States – 4.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $32,705,449)(d)	32,705,449	32,705,449

TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $777,523,270)		815,126,352

Other Assets less Liabilities – (3.4)%		(26,646,865)

NET ASSETS – 100.0%		$788,479,487
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $61,448,988 and the total market value of the collateral held by the Fund was $64,823,044. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,117,595.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

UBS AG	10/1/2019	23,699	USD	23,552	CHF	$79	$—

UBS AG	10/1/2019	4,551	USD	4,171	EUR	4	—

UBS AG	10/1/2019	2,169	USD	3,447	NZD	8	—
UBS AG	10/2/2019	3,412	USD	26,747	HKD	—	(0	)*
						$91	$(0)
*	Amount represents less than $1.

CURRENCY LEGEND
CHF	Swiss franc
EUR	Euro
HKD	Hong Kong dollar
NZD	New Zealand dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 8.9%

AGL Energy Ltd.	29,209	$377,452

Alumina Ltd.	235,987	377,212

APA Group	35,204	272,099

Aurizon Holdings Ltd.	49,961	198,808

AusNet Services	170,183	208,326

Australia & New Zealand Banking Group Ltd.	63,790	1,227,020

Bank of Queensland Ltd.(a)	12,792	85,585

Bendigo & Adelaide Bank Ltd.(a)	8,806	68,241

BHP Group Ltd.	90,293	2,236,178

BHP Group PLC	70,389	1,502,690

Boral Ltd.	46,808	152,481

Caltex Australia Ltd.	10,472	185,894

Challenger Ltd.	16,700	83,011

Coca-Cola Amatil Ltd.	15,663	112,506

Commonwealth Bank of Australia	38,538	2,100,929

Crown Resorts Ltd.	28,675	233,045

CSR Ltd.(a)	26,813	77,219

Downer EDI Ltd.	25,093	132,007

Fortescue Metals Group Ltd.(a)	81,144	481,602

Harvey Norman Holdings Ltd.(a)	71,676	218,989

Insurance Australia Group Ltd.	41,533	221,294

IOOF Holdings Ltd.(a)	22,102	95,254

IVE Group Ltd.	74,773	105,904

JB Hi-Fi Ltd.(a)	5,657	129,722

Jupiter Mines Ltd.	326,140	85,786

Macquarie Group Ltd.	7,430	656,863

Magellan Financial Group Ltd.(a)	3,424	118,791

Medibank Pvt Ltd.	55,237	126,666

Metcash Ltd.(a)	40,199	81,066

National Australia Bank Ltd.	70,001	1,402,201

Nine Entertainment Co. Holdings Ltd.(a)	42,516	56,059

Orora Ltd.	47,512	92,608

Pendal Group Ltd.	14,969	74,608

Premier Investments Ltd.	8,590	112,163

Qantas Airways Ltd.	51,389	218,007

QBE Insurance Group Ltd.	24,373	206,466

Rio Tinto Ltd.	11,708	731,765

Sims Metal Management Ltd.	10,671	74,849

South32 Ltd.	186,149	328,936

Southern Cross Media Group Ltd.	119,964	99,923

Spark Infrastructure Group	90,290	131,536

Star Entertainment Group Ltd. (The)(a)	51,265	150,750

Suncorp Group Ltd.	23,059	212,290

Super Retail Group Ltd.	11,348	75,924

Sydney Airport	83,184	450,511

Tabcorp Holdings Ltd.	71,887	235,148

Wesfarmers Ltd.	50,882	1,365,831

Westpac Banking Corp.	90,810	1,815,355

Whitehaven Coal Ltd.(a)	48,326	101,366

Woodside Petroleum Ltd.	39,776	868,656

Total Australia		20,757,592

Austria – 0.7%

Agrana Beteiligungs AG	5,011	92,543

Andritz AG	3,493	142,803

BAWAG Group AG*(b)	3,086	121,521

Erste Group Bank AG*	8,052	266,333

Lenzing AG	978	94,200

Oesterreichische Post AG	3,490	122,514

OMV AG	9,954	534,345

Voestalpine AG	7,872	180,910

Total Austria		1,555,169

Belgium – 0.8%

Ageas	4,360	241,846

bpost S.A.	18,185	190,759

KBC Group N.V.	10,203	663,172

Proximus SADP	13,781	409,405

Solvay S.A.	2,829	292,997

Total Belgium		1,798,179

China – 4.3%

China Jinmao Holdings Group Ltd.	244,000	139,751

China Mobile Ltd.	680,000	5,625,175

China Power International Development Ltd.	285,000	59,258

China Resources Power Holdings Co., Ltd.	266,000	322,685

CITIC Telecom International Holdings Ltd.	300,000	109,064

CNOOC Ltd.	1,778,000	2,712,565

Dah Chong Hong Holdings Ltd.	369,000	116,733

Lenovo Group Ltd.	404,000	269,526

Shenzhen Investment Ltd.	356,000	131,240

Shougang Fushan Resources Group Ltd.	580,000	119,856

Sino-Ocean Group Holding Ltd.	282,000	95,686

Sinotruk Hong Kong Ltd.	95,500	141,556

Yuexiu Property Co., Ltd.	550,000	119,269

Total China		9,962,364

Denmark – 0.5%

Danske Bank A/S	29,180	406,391

H. Lundbeck A/S	6,980	231,561

ISS A/S	5,949	147,236

Pandora A/S	6,714	269,499

Sydbank A/S	4,843	85,425

Topdanmark A/S	2,459	118,703

Total Denmark		1,258,815

Finland – 2.5%

Elisa Oyj	5,439	280,470

Fortum Oyj	36,093	853,471

Kemira Oyj	5,358	78,858

Kesko Oyj Class B	2,348	148,365

Lassila & Tikanoja Oyj	7,109	105,093

Metsa Board Oyj(a)	20,311	120,790

Metso Oyj	4,323	161,512

Nokia Oyj	183,124	928,334

Nokian Renkaat Oyj	6,262	176,679

Nordea Bank Abp	178,927	1,270,413

Orion Oyj Class B	4,020	149,973

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

Sampo Oyj Class A	14,863	$591,109

Stora Enso Oyj Class R	24,327	293,193

Tieto Oyj	3,314	84,904

UPM-Kymmene Oyj	21,400	632,717

YIT Oyj(a)	13,123	75,539

Total Finland		5,951,420

France – 10.3%

ALD S.A.(b)	14,223	203,127

Amundi S.A.(b)	3,523	245,810

AXA S.A.	55,680	1,422,256

BNP Paribas S.A.	37,201	1,811,660

Bouygues S.A.	14,543	582,663

Cie de Saint-Gobain	15,669	614,964

Cie Generale des Etablissements Michelin SCA	4,235	472,780

CNP Assurances	13,218	255,494

Coface S.A.	9,331	105,999

Covivio	2,166	229,289

Credit Agricole S.A.	77,771	944,515

Engie S.A.	97,612	1,594,121

Eutelsat Communications S.A.	10,680	198,810

Gaztransport Et Technigaz S.A.	1,257	124,499

ICADE	2,155	192,767

Imerys S.A.	3,067	123,314

Klepierre S.A.	9,912	336,717

Lagardere SCA	6,556	145,091

Metropole Television S.A.	7,336	120,365

Natixis S.A.	75,778	314,343

Orange S.A.	94,273	1,479,466

Peugeot S.A.	23,993	598,476

Publicis Groupe S.A.	6,854	337,147

Renault S.A.	13,518	776,067

Rexel S.A.	8,171	87,459

Sanofi	35,337	3,276,885

SCOR SE	4,248	175,475

Societe BIC S.A.(a)	1,482	99,526

Societe Generale S.A.	32,767	898,066

SPIE S.A.	5,122	102,578

Suez	18,286	287,568

Television Francaise 1	8,260	72,536

TOTAL S.A.	100,703	5,257,122

Valeo S.A.	9,059	293,815

Veolia Environnement S.A.	16,546	419,574

Total France		24,200,344

Germany – 9.9%

Allianz SE Registered Shares	7,439	1,734,323

Aurubis AG	2,010	89,602

Axel Springer SE*	2,726	187,229

BASF SE	33,607	2,349,251

Bayer AG Registered Shares	35,082	2,474,159

Bayerische Motoren Werke AG	23,764	1,673,366

Continental AG	5,455	699,967

Covestro AG(b)	7,695	380,865

Daimler AG Registered Shares	51,607	2,566,670

Deutsche Lufthansa AG Registered Shares	15,467	245,850

Deutsche Pfandbriefbank AG(b)	8,981	109,562

Deutsche Post AG Registered Shares	36,271	1,211,784

Deutsche Telekom AG Registered Shares	149,355	2,506,556

DWS Group GmbH & Co. KGaA(b)	4,045	119,595

E.ON SE	66,164	643,345

Evonik Industries AG	16,010	395,335

Freenet AG	5,449	112,216

Hannover Rueck SE	2,377	401,927

Hochtief AG	2,512	286,456

Hugo Boss AG	2,839	152,123

METRO AG	13,179	208,045

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	2,707	700,608

OSRAM Licht AG	3,498	153,875

ProSiebenSat.1 Media SE	7,773	107,113

Siemens AG Registered Shares	21,774	2,332,260

Siltronic AG	2,157	163,904

Talanx AG	4,649	200,909

Telefonica Deutschland Holding AG	229,151	639,040

TUI AG	37,316	433,872

Total Germany		23,279,807

Hong Kong – 1.6%

BOC Hong Kong Holdings Ltd.	203,547	690,659

Hang Lung Properties Ltd.	64,000	145,317

Hang Seng Bank Ltd.	30,618	660,056

Henderson Land Development Co., Ltd.	83,220	387,470

New World Development Co., Ltd.	207,489	269,439

PCCW Ltd.	447,380	251,100

Power Assets Holdings Ltd.	70,518	473,604

Sino Land Co., Ltd.	132,000	198,352

Sun Hung Kai Properties Ltd.	43,500	625,915

Television Broadcasts Ltd.	63,600	103,682

Total Hong Kong		3,805,594

Ireland – 0.2%

AIB Group PLC	62,936	186,901

Smurfit Kappa Group PLC	6,634	197,444

Total Ireland		384,345

Israel – 0.3%

Bank Leumi Le-Israel BM	26,641	189,625

Delek Group Ltd.	737	86,043

First International Bank of Israel Ltd.	4,495	119,714

Israel Chemicals Ltd.	20,447	101,535

Mediterranean Towers Ltd.	50,611	133,961

Naphtha Israel Petroleum Corp., Ltd.	12,642	70,379

Paz Oil Co., Ltd.	698	102,015

Total Israel		803,272

Italy – 4.7%

A2A SpA	108,523	199,237

ACEA SpA	6,754	134,894

Assicurazioni Generali SpA	33,357	646,584

Atlantia SpA	22,493	544,140

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

Azimut Holding SpA	6,352	$119,248

Banca Generali SpA	3,106	95,828

Banca Mediolanum SpA	16,811	126,276

Enav SpA(b)	28,327	159,969

Enel SpA	313,635	2,342,527

Eni SpA	148,054	2,265,206

ERG SpA	5,574	112,420

Intesa Sanpaolo SpA	755,106	1,790,908

Italgas SpA	23,838	153,902

MARR SpA	3,646	79,895

Mediobanca Banca di Credito Finanziario SpA	21,605	236,009

Poste Italiane SpA(b)	29,171	331,697

Snam SpA	125,293	632,979

Societa Iniziative Autostradali e Servizi SpA	7,670	133,873

Telecom Italia SpA RSP	288,364	157,690

Terna Rete Elettrica Nazionale SpA	62,636	402,476

Unione di Banche Italiane SpA	33,292	93,496

Unipol Gruppo SpA	20,945	111,568

UnipolSai Assicurazioni SpA	93,853	249,657

Total Italy		11,120,479

Japan – 13.5%

AEON Financial Service Co., Ltd.(a)	5,600	84,253

Aisin Seiki Co., Ltd.(a)	9,100	285,862

Amada Holdings Co., Ltd.(a)	10,900	117,396

AOKI Holdings, Inc.(a)	11,400	109,596

Aoyama Trading Co., Ltd.	5,900	102,742

Aozora Bank Ltd.(a)	5,500	137,506

Bridgestone Corp.	19,100	739,435

Canon Electronics, Inc.	6,500	110,243

Canon, Inc.	48,700	1,298,892

Chugoku Electric Power Co., Inc. (The)(a)	7,300	93,821

Citizen Watch Co., Ltd.(a)	17,600	85,985

Daito Trust Construction Co., Ltd.	1,300	166,116

Daiwa Securities Group, Inc.(a)	41,200	183,518

DIC Corp.	4,400	122,056

Exedy Corp.(a)	4,900	95,620

FANUC Corp.	7,300	1,373,879

Fukuoka Financial Group, Inc.	4,500	84,983

Hanwa Co., Ltd.	3,400	92,932

Haseko Corp.(a)	18,000	209,521

Heiwa Corp.(a)	3,800	78,233

Hitachi Construction Machinery Co., Ltd.(a)	6,100	147,032

Honda Motor Co., Ltd.	51,200	1,325,776

ITOCHU Corp.	47,800	986,739

Itochu Enex Co., Ltd.(a)	16,400	124,584

Japan Exchange Group, Inc.(a)	9,500	149,345

Japan Post Holdings Co., Ltd.	69,900	643,539

Japan Tobacco, Inc.	83,600	1,830,188

JFE Holdings, Inc.	28,500	342,817

JSR Corp.(a)	6,700	107,188

JXTG Holdings, Inc.(a)	103,300	470,645

Kansai Electric Power Co., Inc. (The)(a)	27,300	305,270

Komatsu Ltd.(a)	30,800	705,343

Lawson, Inc.	4,300	220,023

LIXIL Group Corp.(a)	11,100	195,142

Marubeni Corp.(a)	61,900	411,063

Matsui Securities Co., Ltd.(a)	11,100	93,257

Mebuki Financial Group, Inc.(a)	41,800	102,880

Miraca Holdings, Inc.(a)	2,900	66,063

Mitsubishi Chemical Holdings Corp.	59,800	426,111

Mitsubishi Corp.(a)	48,776	1,196,439

Mitsubishi Gas Chemical Co., Inc.(a)	10,400	138,763

Mitsubishi Motors Corp.(a)	44,700	193,979

Mitsubishi Tanabe Pharma Corp.(a)	20,800	228,064

Mitsubishi UFJ Financial Group, Inc.	241,700	1,226,447

Mitsui Chemicals, Inc.(a)	6,000	134,129

Mixi, Inc.	4,500	94,643

Mizuho Financial Group, Inc.(a)	517,900	793,562

MS&AD Insurance Group Holdings, Inc.(a)	8,100	262,318

Nikon Corp.(a)	12,300	153,416

Nippon Steel Corp.(a)	29,100	405,367

Nippon Steel Trading Corp.(a)	3,100	121,189

Nishimatsu Construction Co., Ltd.	4,900	91,131

Nissan Motor Co., Ltd.(a)	224,205	1,398,442

Nitto Denko Corp.	4,900	235,944

NSK Ltd.(a)	17,100	143,983

NTN Corp.(a)	34,300	98,385

NTT DOCOMO, Inc.(a)	110,457	2,813,677

Resona Holdings, Inc.(a)	52,400	224,485

Sankyo Co., Ltd.	3,000	103,123

SBI Holdings, Inc.(a)	4,100	87,671

Seiko Epson Corp.(a)	11,500	161,740

Sekisui House Ltd.	19,500	383,414

Seven Bank Ltd.(a)	30,900	84,630

Shimizu Corp.(a)	23,900	216,278

Showa Denko K.K.	4,500	117,627

SKY Perfect JSAT Holdings, Inc.	28,700	116,048

Sojitz Corp.	48,500	150,335

Subaru Corp.	30,800	866,361

SUMCO Corp.(a)	11,800	158,316

Sumitomo Chemical Co., Ltd.(a)	56,100	251,756

Sumitomo Corp.	41,700	651,303

Sumitomo Mitsui Financial Group, Inc.(a)	25,400	868,406

Sumitomo Rubber Industries Ltd.	11,200	132,856

T-Gaia Corp.(a)	5,500	110,891

Takeda Pharmaceutical Co., Ltd.	40,600	1,386,204

Teijin Ltd.(a)	6,500	124,858

Tokyo Electron Ltd.	5,900	1,122,679

Tosoh Corp.	9,900	130,809

Toyota Boshoku Corp.	7,700	107,654

Yamaha Motor Co., Ltd.	12,400	224,651

Total Japan		31,737,567

Netherlands – 1.5%

ABN AMRO Bank N.V. CVA(b)	30,280	533,957

Aegon N.V.	64,152	266,955

ASR Nederland N.V.	3,732	137,804

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

BE Semiconductor Industries N.V.	4,808	$150,593

ING Groep N.V.	108,949	1,140,727

Koninklijke KPN N.V.	122,027	380,610

Koninklijke Volkerwessels N.V.	5,121	90,667

NN Group N.V.	7,869	279,154

PostNL N.V.(a)	45,856	101,884

Randstad N.V.(a)	6,449	317,014

Signify N.V.(b)	4,016	110,463

Total Netherlands		3,509,828

New Zealand – 0.7%

Air New Zealand Ltd.	87,579	153,766

Chorus Ltd.	24,424	77,341

Contact Energy Ltd.	33,633	180,105

Genesis Energy Ltd.	62,816	134,709

Infratil Ltd.	21,015	64,833

Mercury NZ Ltd.	50,923	159,976

Meridian Energy Ltd.	114,474	373,261

Spark New Zealand Ltd.	110,161	304,627

Vector Ltd.	52,202	117,840

Z Energy Ltd.	31,368	110,148

Total New Zealand		1,676,606

Norway – 2.5%

AF Gruppen ASA	5,497	109,505

Aker ASA Class A	1,777	94,659

Aker BP ASA	16,442	440,458

Atea ASA*	4,995	64,321

DNB ASA	35,980	634,584

Elkem ASA(a)(b)	54,303	132,322

Equinor ASA	114,383	2,178,526

Evry A/S(b)	16,966	62,647

Gjensidige Forsikring ASA	10,059	199,664

Mowi ASA	21,093	487,282

Norsk Hydro ASA	62,152	218,895

Ocean Yield ASA(a)	9,126	51,426

Salmar ASA	5,470	240,209

SpareBank 1 SR-Bank ASA	7,046	76,889

Telenor ASA	46,079	925,794

Total Norway		5,917,181

Portugal – 0.6%

EDP – Energias de Portugal S.A.	121,611	472,251

Galp Energia, SGPS, S.A.	27,311	411,632

Navigator Co. S.A. (The)	50,171	179,514

NOS, SGPS, S.A.	26,939	147,138

REN – Redes Energeticas Nacionais, SGPS, S.A.	22,436	62,617

Sonae, SGPS, S.A.	102,718	95,745

Total Portugal		1,368,897

Singapore – 2.4%

CapitaLand Ltd.	78,100	199,359

ComfortDelGro Corp., Ltd.	74,300	128,946

DBS Group Holdings Ltd.	60,945	1,101,761

Frasers Property Ltd.	97,700	123,635

Genting Singapore Ltd.	355,400	226,157

Hutchison Port Holdings Trust	742,223	115,787

Keppel Corp., Ltd.	55,300	237,131

Keppel Infrastructure Trust	227,921	87,351

NetLink NBN Trust	238,600	153,557

Olam International Ltd.	104,800	136,409

Oversea-Chinese Banking Corp., Ltd.	67,679	531,487

Singapore Airlines Ltd.	35,400	233,969

Singapore Exchange Ltd.	25,800	158,020

Singapore Technologies Engineering Ltd.	86,200	239,358

Singapore Telecommunications Ltd.	569,500	1,276,629

StarHub Ltd.	70,200	65,992

United Overseas Bank Ltd.	27,100	502,846

Venture Corp., Ltd.	9,400	104,067

Total Singapore		5,622,461

Spain – 5.1%

ACS Actividades de Construccion y Servicios S.A.	8,239	329,286

Aena SME S.A.(b)	4,281	784,080

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	23,415	90,213

Banco Bilbao Vizcaya Argentaria S.A.	142,926	744,888

Banco Santander S.A.	372,502	1,517,399

Bankia S.A.	78,497	148,263

Bankinter S.A.	6,774	42,789

Bolsas y Mercados Espanoles SHMSF S.A.	4,958	125,293

CaixaBank S.A.	163,896	430,617

Cia de Distribucion Integral Logista Holdings S.A.	6,216	121,167

Enagas S.A.	10,674	247,398

Ence Energia y Celulosa S.A.(a)	17,707	67,372

Endesa S.A.	43,621	1,147,992

Euskaltel S.A.(b)	8,345	74,146

Iberdrola S.A.	177,053	1,840,669

Mapfre S.A.	50,721	136,636

Naturgy Energy Group S.A.	35,011	929,033

Prosegur Cash S.A.(b)	60,427	86,827

Red Electrica Corp. S.A.	18,129	368,306

Repsol S.A.	70,890	1,108,256

Sacyr S.A.(a)	29,273	74,997

Telefonica S.A.	196,782	1,501,936

Zardoya Otis S.A.	12,344	83,840

Total Spain		12,001,403

Sweden – 2.3%

Axfood AB	7,245	154,079

Bilia AB Class A	7,932	63,047

Boliden AB	8,041	185,033

Bonava AB Class B	6,243	70,798

Electrolux AB Series B	8,707	206,691

Hemfosa Fastigheter AB	7,940	80,513

Hennes & Mauritz AB Class B(a)	64,605	1,253,970

Holmen AB Class B	4,122	97,682

Intrum AB(a)	3,981	100,171

JM AB(a)	3,354	85,827

Skandinaviska Enskilda Banken AB Class A	62,248	572,835

Skanska AB Class B	10,745	217,913

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

SKF AB Class B	12,931	$213,979

SSAB AB Class B	32,541	80,987

Svenska Handelsbanken AB Class A	45,435	425,970

Swedbank AB Class A	45,435	654,805

Telia Co. AB	182,850	819,577

Total Sweden		5,283,877

Switzerland – 3.5%

ABB Ltd. Registered Shares	62,591	1,230,918

Adecco Group AG Registered Shares	5,200	287,965

Baloise Holding AG Registered Shares	659	118,166

Dufry AG Registered Shares*	2,401	201,008

Flughafen Zurich AG Registered Shares	973	180,324

Helvetia Holding AG Registered Shares	1,114	153,836

Kuehne + Nagel International AG Registered Shares	3,837	565,651

LafargeHolcim Ltd. Registered Shares*	17,826	878,116

Sulzer AG Registered Shares	859	84,552

Sunrise Communications Group AG*(b)	2,584	201,221

Swiss Life Holding AG Registered Shares	488	233,490

Swiss Re AG	7,820	816,389

Swisscom AG Registered Shares	1,604	791,906

UBS Group AG Registered Shares*	93,052	1,057,293

Vontobel Holding AG Registered Shares	1,893	102,609

Zurich Insurance Group AG	3,380	1,294,850

Total Switzerland		8,198,294

United Kingdom – 22.5%

Admiral Group PLC	7,735	201,884

Anglo American PLC	36,185	834,382

Antofagasta PLC	27,564	305,364

AstraZeneca PLC	31,344	2,804,576

Aviva PLC	98,744	485,877

Babcock International Group PLC	28,478	195,821

BAE Systems PLC	111,203	781,102

Barclays PLC	307,187	569,334

Barratt Developments PLC	55,861	446,067

BBA Aviation PLC	38,869	149,538

BCA Marketplace PLC	32,214	93,606

Bellway PLC	5,539	228,388

Bodycote PLC	11,499	101,530

Bovis Homes Group PLC	13,101	179,848

BP PLC	889,844	5,656,027

British American Tobacco PLC	119,864	4,442,329

British Land Co. PLC (The)	28,686	206,725

BT Group PLC	507,411	1,116,629

Carnival PLC	5,944	246,845

Centrica PLC	515,227	468,186

Cineworld Group PLC(a)	42,468	119,320

Close Brothers Group PLC	5,505	95,584

Countryside Properties PLC(b)	26,273	108,784

Crest Nicholson Holdings PLC	14,024	65,498

Daily Mail & General Trust PLC Class A Non-Voting Shares	8,905	93,495

Direct Line Insurance Group PLC	25,786	95,392

Diversified Gas & Oil PLC	46,566	63,122

Dixons Carphone PLC	88,034	129,042

Domino’s Pizza Group PLC	23,995	75,372

Drax Group PLC	17,473	59,471

DS Smith PLC	45,443	201,822

easyJet PLC	19,447	275,592

Essentra PLC	19,653	103,073

Evraz PLC	108,186	623,393

Fiat Chrysler Automobiles N.V.	59,628	771,756

G4S PLC	59,999	139,888

Galliford Try PLC	11,997	98,978

GlaxoSmithKline PLC	192,643	4,141,574

Go-Ahead Group PLC (The)	3,525	87,485

Greene King PLC	12,753	133,110

Hammerson PLC	23,949	83,697

Hastings Group Holdings PLC(b)	37,889	96,183

Hays PLC	77,316	143,677

HSBC Holdings PLC	494,538	3,806,431

Ibstock PLC(b)	31,243	90,939

IMI PLC	8,660	102,470

Imperial Brands PLC	70,478	1,587,792

Inchcape PLC	11,265	87,664

Investec PLC	17,311	89,319

ITV PLC	231,993	359,929

J Sainsbury PLC	96,300	260,838

John Wood Group PLC	38,430	179,910

Jupiter Fund Management PLC	16,316	71,457

Kingfisher PLC	86,072	219,346

Land Securities Group PLC	21,174	223,458

Legal & General Group PLC	133,394	408,323

Lloyds Banking Group PLC	1,611,834	1,074,965

Marks & Spencer Group PLC	88,897	202,061

Marston’s PLC	72,019	109,605

Micro Focus International PLC	13,856	194,106

Mondi PLC	10,091	193,739

Morgan Advanced Materials PLC	33,931	108,881

National Express Group PLC	22,309	119,038

National Grid PLC	153,829	1,671,760

Pagegroup PLC	19,402	105,009

Pennon Group PLC	12,086	123,170

Persimmon PLC	27,990	748,478

Phoenix Group Holdings PLC	18,779	159,976

Redrow PLC	19,326	147,179

Rio Tinto PLC	45,434	2,356,548

Royal Dutch Shell PLC Class A	185,818	5,458,965

Royal Mail PLC	94,116	245,528

Severn Trent PLC	7,954	212,207

SSE PLC	62,813	964,072

St. James’s Place PLC	6,531	78,824

Stagecoach Group PLC	42,528	70,069

Standard Life Aberdeen PLC	87,978	309,851

Tate & Lyle PLC	10,671	96,783

TP ICAP PLC	23,537	98,616

Travis Perkins PLC	7,075	112,556

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2019

Investments	Shares	Value

Tyman PLC	30,831	$91,563

United Utilities Group PLC	19,868	202,183

Vesuvius PLC	16,019	89,897

Vodafone Group PLC	1,207,057	2,409,678

William Hill PLC	72,531	167,721

Total United Kingdom		52,730,270
TOTAL COMMON STOCKS (Cost: $253,026,204)		232,923,764

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd., expiring 10/11/19*(a)
(Cost: $0)	4,216	5,104

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International LargeCap Dividend Fund(c)
(Cost: $6,907)	158	7,260

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%

United States – 4.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $9,515,431)(e)	9,515,431	9,515,431

TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $262,548,542)		242,451,559

Other Assets less Liabilities – (3.3)%		(7,824,130)

NET ASSETS – 100.0%		$234,627,429
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,108,059 and the total market value of the collateral held by the Fund was $15,922,935. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,407,504.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.6%

Australia – 6.8%

Australia & New Zealand Banking Group Ltd.	127,849	$2,459,215

BHP Group Ltd.	121,445	3,007,682

BHP Group PLC	94,920	2,026,386

Commonwealth Bank of Australia	73,374	4,000,041

CSL Ltd.	4,844	763,473

Fortescue Metals Group Ltd.(a)	102,467	608,158

Macquarie Group Ltd.	11,555	1,021,542

National Australia Bank Ltd.	146,215	2,928,856

Rio Tinto Ltd.	14,258	891,143

Telstra Corp., Ltd.	369,207	874,031

Transurban Group	89,287	884,626

Wesfarmers Ltd.	66,303	1,779,778

Westpac Banking Corp.	180,106	3,600,444

Woodside Petroleum Ltd.	50,250	1,097,394

Woolworths Group Ltd.	38,995	980,470

Total Australia		26,923,239

Austria – 0.3%

Erste Group Bank AG*	14,331	474,022

OMV AG	13,027	699,308

Total Austria		1,173,330

Belgium – 1.3%

Anheuser-Busch InBev S.A./N.V.	37,545	3,578,236

KBC Group N.V.	18,927	1,230,212

UCB S.A.	3,206	232,779

Total Belgium		5,041,227

China – 3.4%

China Mobile Ltd.	888,486	7,349,838

China Overseas Land & Investment Ltd.	252,000	792,382

China Unicom Hong Kong Ltd.	482,000	511,549

CITIC Ltd.	997,273	1,259,408

CNOOC Ltd.	2,324,529	3,546,364

Total China		13,459,541

Denmark – 1.0%

AP Moller – Maersk A/S Class B	179	202,457

Carlsberg A/S Class B	2,183	322,738

Coloplast A/S Class B	3,737	450,172

Novo Nordisk A/S Class B	42,084	2,163,944

Orsted A/S(b)	5,965	554,470

Vestas Wind Systems A/S	2,505	194,517

Total Denmark		3,888,298

Finland – 1.8%

Fortum Oyj	45,822	1,083,527

Kone Oyj Class B	14,275	812,990

Neste Oyj(a)	15,663	518,592

Nokia Oyj	235,430	1,193,496

Nordea Bank Abp	325,244	2,309,290

Sampo Oyj Class A	29,417	1,169,929

Total Finland		7,087,824

France – 12.3%

Aeroports de Paris	2,352	418,469

Air Liquide S.A.	8,768	1,248,389

Airbus SE	9,183	1,193,348

AXA S.A.	109,764	2,803,744

BNP Paribas S.A.	69,430	3,381,187

Capgemini SE	2,359	278,010

Carrefour S.A.	18,248	319,497

Cie de Saint-Gobain	19,340	759,041

Cie Generale des Etablissements Michelin SCA	5,606	625,834

Credit Agricole S.A.	144,917	1,759,992

Danone S.A.	16,708	1,472,141

Dassault Systemes SE	1,273	181,458

Electricite de France S.A.	71,838	804,324

Engie S.A.	123,071	2,009,896

EssilorLuxottica S.A.	7,918	1,141,609

Hermes International	837	578,523

Kering S.A.	2,525	1,287,050

L’Oreal S.A.	7,944	2,224,895

Legrand S.A.	5,533	394,980

LVMH Moet Hennessy Louis Vuitton SE	7,794	3,098,438

Orange S.A.	121,998	1,914,567

Pernod Ricard S.A.	3,826	681,559

Peugeot S.A.	29,907	745,993

Renault S.A.	17,147	984,408

Safran S.A.	5,009	788,814

Sanofi	47,029	4,361,112

Schneider Electric SE	16,543	1,451,832

Societe Generale S.A.	62,418	1,710,729

Sodexo S.A.	3,572	401,102

Thales S.A.	4,067	467,770

TOTAL S.A.	131,336	6,856,294

Vinci S.A.	17,022	1,833,840

Vivendi S.A.	22,610	620,672

Total France		48,799,517

Germany – 8.6%

adidas AG	2,366	736,809

Allianz SE Registered Shares	13,570	3,163,699

BASF SE	44,514	3,111,690

Bayer AG Registered Shares	45,461	3,206,138

Bayerische Motoren Werke AG	30,147	2,122,831

Beiersdorf AG	1,836	216,574

Continental AG	6,958	892,826

Daimler AG Registered Shares	66,129	3,288,920

Deutsche Boerse AG	2,936	458,999

Deutsche Post AG Registered Shares	47,574	1,589,408

Deutsche Telekom AG Registered Shares	197,677	3,317,522

Deutsche Wohnen SE Bearer Shares	5,531	201,941

E.ON SE	88,745	862,911

Fresenius Medical Care AG & Co. KGaA	5,031	338,412

Fresenius SE & Co. KGaA	8,755	409,420

Hannover Rueck SE	3,504	592,491

Henkel AG & Co. KGaA	6,131	561,457

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2019

Investments	Shares	Value

Infineon Technologies AG	19,516	$351,315

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	4,365	1,129,721

RWE AG	15,967	499,413

SAP SE	14,997	1,763,809

Siemens AG Registered Shares	28,605	3,063,943

Siemens Healthineers AG(b)	18,100	712,249

Volkswagen AG	8,631	1,483,881

Total Germany		34,076,379

Hong Kong – 2.6%

AIA Group Ltd.	160,000	1,511,340

BOC Hong Kong Holdings Ltd.	394,215	1,337,618

CLP Holdings Ltd.	78,500	824,614

Galaxy Entertainment Group Ltd.	79,000	491,268

Hang Seng Bank Ltd.	58,795	1,267,489

Henderson Land Development Co., Ltd.	140,122	652,404

Hong Kong & China Gas Co., Ltd.	268,158	522,674

Hong Kong Exchanges & Clearing Ltd.	26,038	763,928

MTR Corp., Ltd.	138,938	779,814

New World Development Co., Ltd.	318,000	412,945

Sun Hung Kai Properties Ltd.	81,442	1,171,857

Swire Pacific Ltd. Class A	21,500	200,070

Swire Pacific Ltd. Class B	75,000	109,638

Swire Properties Ltd.	113,200	355,221

Total Hong Kong		10,400,880

Ireland – 0.2%

CRH PLC	20,286	698,638

Kerry Group PLC Class A	1,453	169,970

Total Ireland		868,608

Italy – 3.3%

Assicurazioni Generali SpA	71,938	1,394,428

Atlantia SpA	29,062	703,054

Enel SpA	411,731	3,075,202

Eni SpA	200,196	3,062,972

Ferrari N.V.	1,490	229,934

Intesa Sanpaolo SpA	1,405,215	3,332,790

Snam SpA	154,243	779,234

UniCredit SpA	44,492	524,826

Total Italy		13,102,440

Japan – 16.4%

Aeon Co., Ltd.	14,600	267,548

Asahi Group Holdings Ltd.	9,600	475,226

Astellas Pharma, Inc.	46,600	663,374

Bridgestone Corp.	28,300	1,095,602

Canon, Inc.	63,300	1,688,293

Central Japan Railway Co.	1,300	267,277

Chugai Pharmaceutical Co., Ltd.	6,300	489,660

Dai-ichi Life Holdings, Inc.	30,600	461,230

Daiichi Sankyo Co., Ltd.	7,500	472,172

Daikin Industries Ltd.	3,300	432,977

Daiwa House Industry Co., Ltd.(a)	17,300	561,220

Denso Corp.	23,300	1,023,842

East Japan Railway Co.	5,100	486,523

Eisai Co., Ltd.	6,500	330,248

FANUC Corp.	9,900	1,863,206

Fast Retailing Co., Ltd.	700	415,887

FUJIFILM Holdings Corp.	6,900	302,623

Hitachi Ltd.	20,500	763,095

Honda Motor Co., Ltd.	66,000	1,709,008

Hoya Corp.	4,500	367,203

ITOCHU Corp.	60,800	1,255,099

Japan Post Holdings Co., Ltd.	139,200	1,281,555

Japan Tobacco, Inc.	111,109	2,432,421

JXTG Holdings, Inc.(a)	124,400	566,778

Kao Corp.	6,300	465,410

KDDI Corp.	85,900	2,245,362

Keyence Corp.	400	247,606

Kirin Holdings Co., Ltd.	19,200	406,473

Komatsu Ltd.(a)	39,900	913,741

Kubota Corp.	24,600	372,044

Mitsubishi Corp.	62,200	1,525,720

Mitsubishi Electric Corp.	58,900	780,701

Mitsubishi Estate Co., Ltd.	15,100	291,172

Mitsubishi UFJ Financial Group, Inc.	455,400	2,310,815

Mitsui Fudosan Co., Ltd.	11,400	282,587

Mizuho Financial Group, Inc.(a)	926,398	1,419,491

MS&AD Insurance Group Holdings, Inc.(a)	17,700	573,213

Murata Manufacturing Co., Ltd.	12,800	614,092

Nidec Corp.(a)	2,800	376,183

Nintendo Co., Ltd.	2,900	1,073,865

Nippon Steel Corp.	35,100	488,948

Nippon Telegraph & Telephone Corp.	66,500	3,172,556

Nissan Motor Co., Ltd.(a)	290,700	1,813,193

NTT Data Corp.	17,400	224,433

NTT DOCOMO, Inc.(a)	146,100	3,721,613

Oriental Land Co., Ltd.	1,600	243,387

Otsuka Holdings Co., Ltd.	14,400	538,293

Panasonic Corp.	78,100	632,749

Recruit Holdings Co., Ltd.	11,700	355,736

Secom Co., Ltd.	4,100	373,979

Seven & I Holdings Co., Ltd.	21,300	814,357

Shin-Etsu Chemical Co., Ltd.	8,700	930,576

Shionogi & Co., Ltd.	5,100	283,090

SMC Corp.	700	298,589

Softbank Corp.(a)	118,400	1,603,864

SoftBank Group Corp.(a)	8,600	337,395

Sony Corp.	7,400	434,585

Subaru Corp.	40,000	1,125,145

Sumitomo Corp.(a)	51,600	805,929

Sumitomo Mitsui Financial Group, Inc.(a)	48,000	1,641,083

Suzuki Motor Corp.(a)	6,800	288,611

Takeda Pharmaceutical Co., Ltd.	52,500	1,792,505

Tokio Marine Holdings, Inc.(a)	19,900	1,064,095

Tokyo Electron Ltd.	8,000	1,522,276

Toyota Motor Corp.(a)	98,100	6,549,985

West Japan Railway Co.	3,600	304,155

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2019

Investments	Shares	Value

Yahoo Japan Corp.	142,700	$401,395

Total Japan		65,333,064

Netherlands – 2.2%

ABN AMRO Bank N.V. CVA(b)	53,578	944,793

Akzo Nobel N.V.	4,766	424,972

ASML Holding N.V.	4,993	1,237,005

Heineken Holding N.V.	5,100	507,908

Heineken N.V.	8,721	942,777

ING Groep N.V.	201,534	2,110,117

Koninklijke Ahold Delhaize N.V.	37,514	938,808

Koninklijke DSM N.V.	3,487	419,689

Koninklijke Philips N.V.	19,846	919,535

Wolters Kluwer N.V.	3,545	258,862

Total Netherlands		8,704,466

Norway – 1.3%

DNB ASA	65,663	1,158,106

Equinor ASA	149,435	2,846,122

Telenor ASA	58,852	1,182,423

Total Norway		5,186,651

Singapore – 1.6%

DBS Group Holdings Ltd.	120,000	2,169,354

Oversea-Chinese Banking Corp., Ltd.	132,245	1,038,528

Singapore Telecommunications Ltd.	831,300	1,863,497

United Overseas Bank Ltd.	51,786	960,900

Wilmar International Ltd.	173,200	467,161

Total Singapore		6,499,440

Spain – 4.7%

Aena SME S.A.(b)	5,684	1,041,045

Amadeus IT Group S.A.	7,131	510,922

Banco Bilbao Vizcaya Argentaria S.A.	260,752	1,358,961

Banco Santander S.A.	708,432	2,885,820

CaixaBank S.A.	288,871	758,975

Endesa S.A.	60,888	1,602,415

Ferrovial S.A.	23,106	667,791

Iberdrola S.A.	222,761	2,315,856

Industria de Diseno Textil S.A.	93,971	2,909,500

Naturgy Energy Group S.A.	47,008	1,247,379

Repsol S.A.	89,853	1,404,714

Telefonica S.A.	273,069	2,084,196

Total Spain		18,787,574

Sweden – 2.4%

Assa Abloy AB Class B	19,626	437,346

Atlas Copco AB Class A	27,107	835,915

Essity AB Class B	11,277	329,519

Hennes & Mauritz AB Class B	87,756	1,703,326

Hexagon AB Class B	4,502	217,312

Sandvik AB	34,808	542,893

Skandinaviska Enskilda Banken AB Class A	119,588	1,100,504

Svenska Handelsbanken AB Class A	85,841	804,791

Swedbank AB Class A	85,500	1,232,218

Telefonaktiebolaget LM Ericsson Class B	37,700	301,611

Telia Co. AB	220,834	989,830

Volvo AB Class B	70,325	988,841

Total Sweden		9,484,106

Switzerland – 9.0%

ABB Ltd. Registered Shares	82,960	1,631,495

Cie Financiere Richemont S.A. Registered Shares	11,485	843,335

Credit Suisse Group AG Registered Shares*	43,888	538,504

Geberit AG Registered Shares	914	436,857

Givaudan S.A. Registered Shares	156	435,545

Kuehne + Nagel International AG Registered Shares	5,106	752,727

LafargeHolcim Ltd. Registered Shares*	25,283	1,245,450

Nestle S.A. Registered Shares	67,632	7,344,124

Novartis AG Registered Shares	74,401	6,457,065

Partners Group Holding AG	662	508,409

Roche Holding AG Bearer Shares	4,911	1,422,351

Roche Holding AG Genusschein	20,093	5,852,692

Schindler Holding AG Registered Shares	1,826	407,629

SGS S.A. Registered Shares	196	486,290

Sika AG Registered Shares	1,631	238,807

Swiss Life Holding AG Registered Shares	767	366,982

Swiss Re AG	14,141	1,476,286

Swisscom AG Registered Shares	2,029	1,001,732

UBS Group AG Registered Shares*	174,272	1,980,145

Zurich Insurance Group AG	6,238	2,389,727

Total Switzerland		35,816,152

United Kingdom – 19.4%

Anglo American PLC	46,416	1,070,297

Associated British Foods PLC	12,977	368,285

AstraZeneca PLC	40,392	3,614,166

Aviva PLC	208,839	1,027,607

BAE Systems PLC	145,422	1,021,460

Barclays PLC	546,462	1,012,801

BP PLC	1,158,479	7,363,525

British American Tobacco PLC	154,396	5,722,133

BT Group PLC	731,019	1,608,710

Coca-Cola European Partners PLC	9,521	531,445

Compass Group PLC	29,300	755,706

Diageo PLC	48,347	1,985,734

Fiat Chrysler Automobiles N.V.	77,874	1,007,912

GlaxoSmithKline PLC	253,327	5,446,201

HSBC Holdings PLC	938,718	7,225,259

Imperial Brands PLC	91,075	2,051,820

Legal & General Group PLC	279,195	854,625

Lloyds Banking Group PLC	3,015,642	2,011,194

London Stock Exchange Group PLC	3,611	325,194

National Grid PLC	203,850	2,215,370

Prudential PLC	62,176	1,130,137

Reckitt Benckiser Group PLC	18,142	1,418,289

RELX PLC	34,706	826,495

Rio Tinto PLC	59,012	3,060,804

Rolls-Royce Holdings PLC*	22,826	222,890

Royal Bank of Scotland Group PLC	222,945	570,350

Royal Dutch Shell PLC Class A	247,268	7,264,245

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2019

Investments	Shares	Value

Royal Dutch Shell PLC Class B	199,782	$5,898,743

Smith & Nephew PLC	13,445	324,572

Standard Chartered PLC	57,972	488,785

Tesco PLC	231,146	686,467

Unilever N.V.	45,566	2,739,634

Unilever PLC	31,346	1,888,893

Vodafone Group PLC	1,700,060	3,393,873

Total United Kingdom		77,133,621
TOTAL COMMON STOCKS (Cost: $387,482,270)		391,766,357

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree International MidCap Dividend Fund(a)(c)
(Cost: $2,175,047)	35,801	2,159,158

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%

United States – 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $6,539,006)(e)	6,539,006	6,539,006

TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $396,196,323)		400,464,521

Other Assets less Liabilities – (0.8)%		(3,216,906)

NET ASSETS – 100.0%		$397,247,615
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,594,123 and the total market value of the collateral held by the Fund was $20,630,576. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,091,570.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 8.0%

AGL Energy Ltd.	60,715	$784,587

Alumina Ltd.	591,053	944,766

APA Group	79,708	616,079

Aristocrat Leisure Ltd.	23,501	485,018

ASX Ltd.	7,900	431,953

Atlas Arteria Ltd.	38,484	202,453

Aurizon Holdings Ltd.	162,068	644,910

AusNet Services	363,301	444,726

Bendigo & Adelaide Bank Ltd.(a)	51,110	396,073

Boral Ltd.	74,180	241,648

Brambles Ltd.	66,561	511,769

Caltex Australia Ltd.(a)	17,398	308,841

Challenger Ltd.(a)	65,222	324,199

CIMIC Group Ltd.	18,835	399,518

Coca-Cola Amatil Ltd.	59,645	428,424

Cochlear Ltd.	2,022	283,862

Computershare Ltd.	25,016	272,483

Crown Resorts Ltd.	55,132	448,064

Downer EDI Ltd.	45,860	241,256

Evolution Mining Ltd.	75,045	229,282

Flight Centre Travel Group Ltd.(a)	8,866	284,632

Harvey Norman Holdings Ltd.(a)	152,136	464,815

Iluka Resources Ltd.	32,700	176,216

Incitec Pivot Ltd.	69,234	158,296

Insurance Australia Group Ltd.	161,412	860,028

Magellan Financial Group Ltd.(a)	13,424	465,728

Medibank Pvt Ltd.(a)	221,940	508,937

Newcrest Mining Ltd.	13,117	307,425

Orica Ltd.	20,905	317,800

Origin Energy Ltd.(a)	51,419	276,396

Qantas Airways Ltd.	113,586	481,865

QBE Insurance Group Ltd.	95,963	812,911

Ramsay Health Care Ltd.(a)	7,951	347,869

REA Group Ltd.(a)	3,922	286,263

Reece Ltd.	28,433	207,875

Santos Ltd.	96,875	505,058

Seek Ltd.	18,097	262,052

Seven Group Holdings Ltd.(a)	16,104	189,205

Sonic Healthcare Ltd.	25,287	478,387

South32 Ltd.	454,533	803,186

Star Entertainment Group Ltd. (The)(a)	123,053	361,850

Suncorp Group Ltd.	95,460	878,827

Sydney Airport	186,963	1,012,560

Tabcorp Holdings Ltd.	168,540	551,308

Treasury Wine Estates Ltd.(a)	34,154	427,763

Washington H Soul Pattinson & Co., Ltd.(a)	14,188	201,238

Whitehaven Coal Ltd.(a)	159,158	333,840

Total Australia		20,602,241

Austria – 0.9%

Andritz AG	5,785	236,505

BAWAG Group AG*(b)	10,649	419,336

Lenzing AG	2,892	278,555

Raiffeisen Bank International AG	16,532	383,714

Telekom Austria AG*	32,072	233,216

Verbund AG	3,866	211,579

Vienna Insurance Group AG Wiener Versicherung Gruppe	7,361	191,796

Voestalpine AG(a)	19,579	449,953

Total Austria		2,404,654

Belgium – 1.8%

Ackermans & van Haaren N.V.	1,047	159,117

Ageas	17,137	950,578

Colruyt S.A.(a)	7,993	438,138

Elia System Operator S.A./N.V.	3,664	299,587

Melexis N.V.(a)	3,351	232,165

Proximus SADP	34,703	1,030,955

Solvay S.A.	6,667	690,494

Umicore S.A.(a)	13,045	492,496

Warehouses De Pauw CVA	1,687	309,716

Total Belgium		4,603,246

China – 2.5%

Beijing Enterprises Holdings Ltd.	57,200	263,038

China Everbright International Ltd.	387,407	298,484

China Jinmao Holdings Group Ltd.	995,242	570,023

China Resources Pharmaceutical Group Ltd.(b)	214,500	201,109

China Resources Power Holdings Co., Ltd.	558,000	676,911

CSPC Pharmaceutical Group Ltd.	202,000	405,577

Far East Horizon Ltd.	292,000	271,164

Fosun International Ltd.	598,500	740,548

Guangdong Investment Ltd.	410,208	802,688

Lenovo Group Ltd.	1,046,000	697,831

Shenzhen Investment Ltd.	794,000	292,709

Sino-Ocean Group Holding Ltd.	744,964	252,775

Sinotruk Hong Kong Ltd.	244,500	362,412

Sun Art Retail Group Ltd.	381,500	387,369

Yuexiu Property Co., Ltd.	1,486,000	322,244

Total China		6,544,882

Denmark – 1.9%

Chr Hansen Holding A/S	2,442	207,311

Danske Bank A/S	118,234	1,646,649

H. Lundbeck A/S	16,221	538,130

ISS A/S	10,072	249,280

Novozymes A/S Class B	6,137	258,077

Pandora A/S	16,511	662,750

Royal Unibrew A/S	2,540	209,474

Topdanmark A/S	8,091	390,577

Tryg A/S	22,821	654,118

Total Denmark		4,816,366

Finland – 2.1%

DNA Oyj	8,407	191,372

Elisa Oyj	12,480	643,549

Huhtamaki Oyj	4,853	193,535

Kesko Oyj Class B	5,349	337,993

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

Kojamo Oyj	10,307	$168,775

Metso Oyj	10,849	405,331

Nokian Renkaat Oyj	14,034	395,961

Orion Oyj Class B	10,103	376,909

Stora Enso Oyj Class R	58,351	703,256

UPM-Kymmene Oyj	48,798	1,442,772

Valmet Oyj	9,175	178,146

Wartsila Oyj Abp(a)	28,989	324,729

Total Finland		5,362,328

France – 8.4%

Accor S.A.	15,233	635,218

ALD S.A.(b)	28,476	406,683

Alstom S.A.	4,407	182,716

Amundi S.A.(b)	15,726	1,097,247

Arkema S.A.	5,163	481,367

Atos SE	2,844	200,542

Bollore S.A.	80,304	332,855

Bouygues S.A.	34,743	1,391,973

Bureau Veritas S.A.	21,969	529,308

Cie Plastic Omnium S.A.	11,037	302,739

CNP Assurances	50,382	973,846

Covivio	6,842	724,283

Edenred	11,444	549,329

Eiffage S.A.	4,984	516,840

Elis S.A.	11,965	211,578

Eurazeo SE	3,303	245,763

Eutelsat Communications S.A.	29,134	542,334

Faurecia SE	9,856	467,623

Gaztransport Et Technigaz S.A.	3,102	307,237

Getlink SE	29,230	439,121

ICADE	7,698	688,593

Imerys S.A.	7,615	306,173

Ingenico Group S.A.	2,344	228,711

Ipsen S.A.	1,478	140,346

JCDecaux S.A.	8,164	221,086

Klepierre S.A.	33,517	1,138,594

Lagardere SCA	13,267	293,613

Natixis S.A.	414,060	1,717,608

Orpea	1,667	203,726

Publicis Groupe S.A.	16,939	833,226

Remy Cointreau S.A.	1,944	258,137

Rexel S.A.	25,567	273,658

Rubis SCA	5,000	290,538

SCOR SE	15,691	648,159

SEB S.A.	1,322	200,765

Societe BIC S.A.(a)	2,673	179,509

Suez	52,397	824,002

Teleperformance	1,818	394,216

Valeo S.A.	22,589	732,639

Veolia Environnement S.A.	42,631	1,081,039

Wendel S.A.	2,132	294,257

Total France		21,487,197

Germany – 6.5%

Axel Springer SE*	6,319	434,005

Brenntag AG	8,821	426,979

Commerzbank AG	83,294	483,275

Covestro AG(b)	19,213	950,949

Deutsche Lufthansa AG Registered Shares	35,187	559,301

DWS Group GmbH & Co. KGaA(b)	16,900	499,669

Evonik Industries AG	38,084	940,409

Fielmann AG	4,169	307,018

Fraport AG Frankfurt Airport Services Worldwide	4,181	354,713

GEA Group AG	8,367	225,945

HeidelbergCement AG	9,555	690,846

Hella GmbH & Co. KGaA	5,987	267,739

Hochtief AG	5,788	660,034

Hugo Boss AG	7,014	375,833

KION Group AG	5,062	266,272

LANXESS AG	1,742	106,351

LEG Immobilien AG	3,932	450,100

Merck KGaA	3,051	343,763

METRO AG	41,097	648,761

MTU Aero Engines AG	1,794	476,829

OSRAM Licht AG(a)	8,594	378,046

ProSiebenSat.1 Media SE	34,831	479,976

Rheinmetall AG	2,099	265,561

Scout24 AG(b)	3,904	222,596

Sixt SE	1,453	139,318

Stroeer SE & Co. KGaA	3,759	286,250

Suedzucker AG	14,152	217,696

Symrise AG	3,476	337,875

Talanx AG	16,761	724,335

Telefonica Deutschland Holding AG	572,759	1,597,271

ThyssenKrupp AG	19,398	268,682

TLG Immobilien AG	8,334	226,689

TUI AG	89,775	1,045,133

Uniper SE	21,423	702,763

Wacker Chemie AG	3,659	240,539

Total Germany		16,601,521

Hong Kong – 2.4%

Bank of East Asia Ltd. (The)	137,963	339,654

Cathay Pacific Airways Ltd.(a)	219,000	273,771

Hang Lung Group Ltd.	122,000	303,778

Hang Lung Properties Ltd.	363,000	824,221

Hysan Development Co., Ltd.	78,000	314,412

PCCW Ltd.	1,003,543	563,256

Power Assets Holdings Ltd.	182,500	1,225,684

Sino Land Co., Ltd.	479,046	719,846

SJM Holdings Ltd.	390,000	370,628

Techtronic Industries Co., Ltd.	60,000	417,506

Wharf Holdings Ltd. (The)	130,000	283,568

Wheelock & Co., Ltd.	96,000	546,777

Total Hong Kong		6,183,101

Ireland – 0.9%

AIB Group PLC	217,473	645,831

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

Bank of Ireland Group PLC	69,145	$274,390

DCC PLC	3,414	298,534

Flutter Entertainment PLC*	3,413	319,100

Glanbia PLC	11,060	137,457

Kingspan Group PLC	3,805	185,840

Smurfit Kappa Group PLC	15,124	450,127

Total Ireland		2,311,279

Israel – 0.6%

Azrieli Group Ltd.	5,094	400,098

Bank Leumi Le-Israel BM	83,006	590,819

Elbit Systems Ltd.	1,321	218,912

Israel Chemicals Ltd.	74,233	368,624

Total Israel		1,578,453

Italy – 4.3%

A2A SpA	222,626	408,718

ACEA SpA	17,768	354,871

Banca Generali SpA	13,207	407,471

Banca Mediolanum SpA	79,581	597,771

Enav SpA(b)	53,997	304,934

ERG SpA	11,634	234,643

FinecoBank Banca Fineco SpA	38,687	409,619

Freni Brembo SpA(a)	11,322	110,349

Hera SpA	104,735	430,010

IMA Industria Macchine Automatiche SpA(a)	2,008	140,541

Infrastrutture Wireless Italiane SpA(b)	37,890	393,249

Iren SpA	80,334	234,364

Italgas SpA	69,156	446,482

Leonardo SpA	13,944	164,027

Mediobanca Banca di Credito Finanziario SpA	79,820	871,938

Moncler SpA	4,863	173,364

Pirelli & C SpA(b)	59,333	351,109

Poste Italiane SpA(b)	111,283	1,265,375

Prysmian SpA	9,433	202,592

Recordati SpA	10,041	430,862

Societa Iniziative Autostradali e Servizi SpA	18,410	321,330

Telecom Italia SpA RSP	627,916	343,372

Terna Rete Elettrica Nazionale SpA	143,168	919,946

Unione di Banche Italiane SpA	69,773	195,947

Unipol Gruppo SpA	73,107	389,420

UnipolSai Assicurazioni SpA	331,327	881,359

Total Italy		10,983,663

Japan – 25.3%

ABC-Mart, Inc.	4,678	297,366

Advantest Corp.(a)	13,300	587,624

AEON Financial Service Co., Ltd.(a)	20,000	300,902

Aeon Mall Co., Ltd.	12,800	201,934

AGC, Inc.	13,028	403,829

Aisin Seiki Co., Ltd.(a)	21,400	672,246

Ajinomoto Co., Inc.	13,500	254,823

Alfresa Holdings Corp.	11,100	247,831

Alps Alpine Co., Ltd.	14,900	278,078

Amada Holdings Co., Ltd.(a)	32,200	346,804

ANA Holdings, Inc.	9,800	329,523

Aozora Bank Ltd.(a)	16,400	410,019

Asahi Kasei Corp.(a)	73,300	721,640

Bandai Namco Holdings, Inc.(a)	11,600	722,350

Brother Industries Ltd.	17,100	309,485

Canon Marketing Japan, Inc.	11,400	241,976

Casio Computer Co., Ltd.(a)	22,000	340,967

Chiba Bank Ltd. (The)(a)	63,800	328,224

Chubu Electric Power Co., Inc.(a)	32,100	464,830

Chugoku Electric Power Co., Inc. (The)(a)	27,200	349,579

Coca-Cola Bottlers Japan Holdings, Inc.(a)	9,600	215,317

COMSYS Holdings Corp.(a)	9,600	271,811

Concordia Financial Group Ltd.(a)	107,100	410,265

Dai Nippon Printing Co., Ltd.	21,179	546,940

Daicel Corp.(a)	27,000	228,092

Daifuku Co., Ltd.(a)	4,300	221,615

Daito Trust Construction Co., Ltd.(a)	5,720	730,911

Daiwa Securities Group, Inc.(a)	103,800	462,358

Dentsu, Inc.	13,200	464,733

Disco Corp.(a)	1,700	321,832

Electric Power Development Co., Ltd.	7,300	166,500

FamilyMart Co., Ltd.	13,000	316,715

Fuji Electric Co., Ltd.	7,475	228,590

Fujitsu Ltd.	7,600	608,633

Fukuoka Financial Group, Inc.(a)	15,500	292,718

Hakuhodo DY Holdings, Inc.(a)	15,000	216,655

Hankyu Hanshin Holdings, Inc.	5,200	200,398

Haseko Corp.(a)	43,300	504,015

Hikari Tsushin, Inc.	2,100	454,296

Hino Motors Ltd.	41,100	338,459

Hirose Electric Co., Ltd.(a)	1,775	217,451

Hitachi Chemical Co., Ltd.	10,300	335,947

Hitachi Construction Machinery Co., Ltd.(a)	15,100	363,965

Hitachi High-Technologies Corp.	5,900	340,652

Hitachi Metals Ltd.(a)	27,900	301,008

Hulic Co., Ltd.	37,300	381,369

Idemitsu Kosan Co., Ltd.(a)	13,066	369,342

IHI Corp.(a)	10,000	217,257

Iida Group Holdings Co., Ltd.(a)	19,800	322,076

Inpex Corp.(a)	47,000	431,013

Isuzu Motors Ltd.(a)	43,500	479,174

Itochu Techno-Solutions Corp.	11,400	301,890

J. Front Retailing Co., Ltd.	24,300	284,203

Japan Airlines Co., Ltd.	17,700	526,046

Japan Exchange Group, Inc.	36,100	567,512

Japan Post Insurance Co., Ltd.	38,900	586,694

JFE Holdings, Inc.	66,800	803,516

JSR Corp.(a)	18,900	302,365

JTEKT Corp.(a)	28,800	330,171

Kajima Corp.(a)	24,076	315,667

Kansai Electric Power Co., Inc. (The)(a)	66,400	742,488

Kansai Paint Co., Ltd.(a)	9,000	209,105

Kawasaki Heavy Industries Ltd.(a)	11,856	262,406

Kintetsu Group Holdings Co., Ltd.	4,900	255,258

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

Koito Manufacturing Co., Ltd.(a)	5,400	$263,817

Konami Holdings Corp.	7,200	347,758

Konica Minolta, Inc.(a)	28,800	200,394

Kose Corp.(a)	1,200	202,637

Kuraray Co., Ltd.(a)	24,500	300,823

Kyowa Kirin Co., Ltd.	20,700	401,838

Kyushu Electric Power Co., Inc.(a)	23,000	217,071

Kyushu Railway Co.	8,300	264,571

Lawson, Inc.	10,600	542,383

LIXIL Group Corp.(a)	28,000	492,251

Makita Corp.(a)	10,558	332,151

Marubeni Corp.(a)	124,800	828,767

Marui Group Co., Ltd.(a)	12,400	261,826

Mazda Motor Corp.(a)	22,400	198,869

Mebuki Financial Group, Inc.(a)	130,200	320,455

Medipal Holdings Corp.	12,800	284,958

MEIJI Holdings Co., Ltd.	4,400	320,814

MINEBEA MITSUMI, Inc.(a)	13,400	212,143

Mitsubishi Chemical Holdings Corp.	136,400	971,933

Mitsubishi Gas Chemical Co., Inc.(a)	26,500	353,579

Mitsubishi Heavy Industries Ltd.(a)	17,200	673,517

Mitsubishi Materials Corp.(a)	10,900	293,995

Mitsubishi Motors Corp.(a)	109,600	475,618

Mitsubishi Tanabe Pharma Corp.(a)	36,400	399,112

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	58,000	334,879

Mitsui Chemicals, Inc.(a)	15,200	339,794

Nabtesco Corp.	8,000	247,606

NEC Corp.(a)	8,760	369,610

NGK Insulators Ltd.(a)	27,200	387,331

NGK Spark Plug Co., Ltd.(a)	14,900	283,731

NH Foods Ltd.(a)	6,200	249,262

Nikon Corp.(a)	31,800	396,636

Nippon Express Co., Ltd.	4,000	203,932

Nippon Paint Holdings Co., Ltd.(a)	6,800	352,977

Nissan Chemical Corp.(a)	6,200	257,867

Nisshin Seifun Group, Inc.(a)	12,400	229,241

Nissin Foods Holdings Co., Ltd.	5,200	375,295

Nitori Holdings Co., Ltd.	1,900	277,946

Nitto Denko Corp.	12,000	577,821

Nomura Holdings, Inc.(a)	129,900	550,370

Nomura Real Estate Holdings, Inc.(a)	12,068	260,622

Nomura Research Institute Ltd.	27,030	537,974

NSK Ltd.(a)	34,200	287,967

Obayashi Corp.	30,500	303,659

Obic Co., Ltd.	3,800	433,181

Oji Holdings Corp.	37,862	176,567

Omron Corp.(a)	7,300	399,195

Ono Pharmaceutical Co., Ltd.	24,100	436,398

Oracle Corp.	4,368	378,701

Osaka Gas Co., Ltd.(a)	16,600	317,485

Otsuka Corp.	8,000	318,668

Park24 Co., Ltd.(a)	10,300	239,023

Pigeon Corp.	4,200	173,130

Pola Orbis Holdings, Inc.	13,500	302,165

Resona Holdings, Inc.(a)	198,700	851,243

Ricoh Co., Ltd.(a)	31,860	286,836

Rohm Co., Ltd.	4,600	351,145

Ryohin Keikaku Co., Ltd.	12,800	239,004

Sankyo Co., Ltd.	9,200	316,243

Santen Pharmaceutical Co., Ltd.	16,800	291,931

SBI Holdings, Inc.(a)	17,000	363,516

SCSK Corp.	5,300	248,633

Seibu Holdings, Inc.	10,100	175,973

Seiko Epson Corp.(a)	20,700	291,131

Sekisui Chemical Co., Ltd.(a)	27,500	425,700

Sekisui House Ltd.	45,400	892,667

Seven Bank Ltd.(a)	85,400	233,897

SG Holdings Co., Ltd.(a)	9,400	230,053

Sharp Corp.(a)	23,200	256,526

Shimadzu Corp.	5,200	131,257

Shimano, Inc.	2,400	361,527

Shimizu Corp.(a)	60,100	543,861

Shizuoka Bank Ltd. (The)(a)	21,200	157,909

Showa Denko K.K.	11,500	300,601

Sojitz Corp.	123,100	381,573

Sompo Holdings, Inc.(a)	20,400	852,619

Sony Financial Holdings, Inc.	23,709	513,777

Stanley Electric Co., Ltd.	9,600	253,690

SUMCO Corp.(a)	29,800	399,815

Sumitomo Chemical Co., Ltd.(a)	132,000	592,366

Sumitomo Dainippon Pharma Co., Ltd.(a)	10,490	172,285

Sumitomo Electric Industries Ltd.	38,712	491,086

Sumitomo Heavy Industries Ltd.	9,200	272,403

Sumitomo Metal Mining Co., Ltd.(a)	10,600	328,274

Sumitomo Mitsui Trust Holdings, Inc.(a)	22,200	800,289

Sumitomo Rubber Industries Ltd.	27,500	326,209

Suntory Beverage & Food Ltd.	9,700	414,656

Sysmex Corp.	3,900	260,974

T&D Holdings, Inc.	49,151	520,730

Taiheiyo Cement Corp.	8,600	230,050

Taisei Corp.	13,175	510,177

Taiyo Nippon Sanso Corp.(a)	12,700	256,526

TDK Corp.(a)	4,900	438,427

Teijin Ltd.(a)	18,900	363,048

Toho Co., Ltd.	6,700	293,542

Tohoku Electric Power Co., Inc.(a)	19,600	191,149

Tokyo Century Corp.(a)	5,900	272,686

Tokyo Gas Co., Ltd.(a)	17,900	451,247

Tokyu Corp.	14,700	275,842

Tokyu Fudosan Holdings Corp.(a)	27,900	177,868

Toray Industries, Inc.	51,900	385,186

Tosoh Corp.	26,000	343,539

TOTO Ltd.(a)	8,300	310,650

Toyota Tsusho Corp.	19,200	619,126

Trend Micro, Inc.	9,630	457,999

USS Co., Ltd.	17,400	337,616

Yamada Denki Co., Ltd.(a)	63,200	305,839

Yamaha Corp.(a)	6,400	287,208

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

Yamaha Motor Co., Ltd.	29,260	$530,105

Yamato Holdings Co., Ltd.(a)	11,900	179,037

Yaskawa Electric Corp.(a)	9,000	330,187

Yokogawa Electric Corp.(a)	9,500	173,782

Yokohama Rubber Co., Ltd. (The)	12,700	253,941

Total Japan		64,922,947

Netherlands – 2.5%

Aalberts N.V.	8,324	329,961

Aegon N.V.	264,005	1,098,602

ASR Nederland N.V.	13,684	505,283

Euronext N.V.(b)	5,008	409,752

GrandVision N.V.(b)	6,184	185,265

Koninklijke KPN N.V.	295,925	923,008

Koninklijke Vopak N.V.	8,620	443,187

NN Group N.V.	30,289	1,074,505

Randstad N.V.(a)	14,427	709,190

Rhi Magnesita N.V.	3,237	161,951

SBM Offshore N.V.	11,557	192,141

Signify N.V.(b)	10,515	289,223

Total Netherlands		6,322,068

New Zealand – 1.1%

Auckland International Airport Ltd.	62,851	360,608

Contact Energy Ltd.	57,228	306,456

Fisher & Paykel Healthcare Corp., Ltd.	20,964	227,417

Mercury NZ Ltd.	111,818	351,278

Meridian Energy Ltd.	223,977	730,313

Ryman Healthcare Ltd.	19,035	158,628

Spark New Zealand Ltd.	216,499	598,683

Total New Zealand		2,733,383

Norway – 2.3%

Aker ASA Class A	6,825	363,561

Aker BP ASA	44,097	1,181,297

Gjensidige Forsikring ASA	41,131	816,423

Leroy Seafood Group ASA	36,583	222,495

Mowi ASA	48,749	1,126,180

Norsk Hydro ASA	109,494	385,629

Orkla ASA	56,802	517,385

Salmar ASA	12,090	530,920

SpareBank 1 SR-Bank ASA	24,189	263,961

Storebrand ASA	36,904	233,302

Yara International ASA	7,944	342,557

Total Norway		5,983,710

Portugal – 1.1%

EDP – Energias de Portugal S.A.	277,055	1,075,886

Galp Energia, SGPS, S.A.	63,646	959,273

Jeronimo Martins, SGPS, S.A.	24,657	416,119

NOS, SGPS, S.A.	59,292	323,847

Total Portugal		2,775,125

Singapore – 2.2%

CapitaLand Ltd.	202,800	517,669

City Developments Ltd.	36,700	260,607

ComfortDelGro Corp., Ltd.	208,000	360,981

Frasers Property Ltd.	133,100	168,432

Genting Singapore Ltd.	882,500	561,574

Jardine Cycle & Carriage Ltd.	21,311	462,311

Keppel Corp., Ltd.	98,100	420,662

Olam International Ltd.	163,300	212,553

SATS Ltd.	103,600	362,589

Singapore Airlines Ltd.	90,961	601,188

Singapore Exchange Ltd.	112,600	689,654

Singapore Technologies Engineering Ltd.	241,300	670,035

UOL Group Ltd.	38,900	210,970

Venture Corp., Ltd.	23,700	262,381

Total Singapore		5,761,606

Spain – 2.6%

Acciona S.A.(a)	3,767	398,769

ACS Actividades de Construccion y Servicios S.A.	21,134	844,657

Banco de Sabadell S.A.	242,068	234,926

Bankia S.A.	302,037	570,479

Bankinter S.A.	54,735	345,740

Cia de Distribucion Integral Logista Holdings S.A.	12,257	238,923

Cie Automotive S.A.	7,120	178,531

Ebro Foods S.A.	11,432	228,575

Enagas S.A.	27,594	639,564

Fomento de Construcciones y Contratas S.A.	26,147	299,877

Gestamp Automocion S.A.(b)	34,574	161,324

Grupo Catalana Occidente S.A.	7,213	229,224

Mapfre S.A.	285,789	769,882

Prosegur Cash S.A.(b)	136,331	195,892

Red Electrica Corp. S.A.	45,351	921,345

Zardoya Otis S.A.	50,946	346,023

Total Spain		6,603,731

Sweden – 3.1%

Alfa Laval AB	18,393	363,477

Axfood AB	21,456	456,304

Boliden AB	21,979	505,764

Castellum AB	16,411	351,850

Electrolux AB Series B	18,534	439,968

Epiroc AB Class A	24,172	262,318

Fabege AB	19,205	316,823

Holmen AB Class B	10,069	238,613

Husqvarna AB Class B	24,993	190,342

ICA Gruppen AB	12,495	577,974

Intrum AB(a)	9,789	246,314

Investment AB Latour Class B	25,736	339,233

Kinnevik AB Class B	12,606	331,941

Lundin Petroleum AB	19,119	574,222

Securitas AB Class B	19,600	300,614

Skanska AB Class B	25,303	513,155

SKF AB Class B	21,927	362,843

SSAB AB Class B	103,649	257,959

Svenska Cellulosa AB SCA Class B(a)	9,354	83,511

Swedish Match AB	9,298	384,983

Tele2 AB Class B(a)	35,717	532,187

Trelleborg AB Class B	20,800	292,152

Total Sweden		7,922,547

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

Switzerland – 3.6%

Adecco Group AG Registered Shares	11,910	$659,550

Baloise Holding AG Registered Shares	3,286	589,216

BKW AG	2,765	205,472

Bucher Industries AG Registered Shares	618	193,243

Clariant AG Registered Shares*	18,089	352,474

Coca-Cola HBC AG*	11,335	371,133

DKSH Holding AG	912	45,566

Dufry AG Registered Shares*	4,715	394,733

EMS-Chemie Holding AG Registered Shares	1,176	732,973

Flughafen Zurich AG Registered Shares	2,199	407,537

Georg Fischer AG Registered Shares	266	230,614

Helvetia Holding AG Registered Shares	3,429	473,523

Julius Baer Group Ltd.*	11,138	493,930

Logitech International S.A. Registered Shares	6,848	277,999

OC Oerlikon Corp. AG Registered Shares	4,437	44,541

SFS Group AG	2,367	188,952

SIG Combibloc Group AG*	19,971	266,373

Sonova Holding AG Registered Shares	1,866	434,149

STMicroelectronics N.V.	25,134	486,232

Straumann Holding AG Registered Shares	277	226,623

Sulzer AG Registered Shares	2,551	251,096

Sunrise Communications Group AG*(b)	4,498	350,268

Swatch Group AG (The) Bearer Shares	2,116	562,131

Swatch Group AG (The) Registered Shares	4,461	224,359

VAT Group AG*(b)	2,437	307,573

Vifor Pharma AG	2,013	321,890

Vontobel Holding AG Registered Shares	3,194	173,129

Total Switzerland		9,265,279

United Kingdom – 15.3%

Admiral Group PLC	31,781	829,487

Antofagasta PLC	62,641	693,960

Ashmore Group PLC	57,836	360,633

Ashtead Group PLC	13,969	389,725

Auto Trader Group PLC(b)	21,493	135,078

Avast PLC(b)	48,102	229,991

AVEVA Group PLC	3,494	159,309

Babcock International Group PLC	60,599	416,693

Barratt Developments PLC	134,730	1,075,860

BBA Aviation PLC	99,104	381,277

Beazley PLC	32,997	252,919

Bellway PLC	10,850	447,375

British Land Co. PLC (The)	94,950	684,256

Britvic PLC	21,849	264,803

Bunzl PLC	13,124	343,670

Burberry Group PLC	19,656	526,588

Carnival PLC	14,468	600,834

Centrica PLC	1,116,062	1,014,163

Cineworld Group PLC(a)	105,433	296,229

CNH Industrial N.V.	49,849	507,586

ConvaTec Group PLC(b)	135,964	293,545

Croda International PLC	4,766	285,435

Derwent London PLC	4,294	178,323

Direct Line Insurance Group PLC	134,821	498,752

DS Smith PLC	112,359	499,010

easyJet PLC	48,859	692,403

Electrocomponents PLC	18,897	149,920

Evraz PLC	264,480	1,523,995

Fresnillo PLC(a)	27,799	234,179

G4S PLC	136,177	317,498

Hargreaves Lansdown PLC	17,930	459,358

Hikma Pharmaceuticals PLC	8,390	227,458

HomeServe PLC	15,437	225,613

Howden Joinery Group PLC	32,975	227,719

IMI PLC	26,661	315,467

Inchcape PLC	36,587	284,719

Informa PLC	60,210	632,156

Inmarsat PLC	27,874	200,874

InterContinental Hotels Group PLC	6,519	407,693

Intertek Group PLC	5,417	365,677

Investec PLC	48,444	249,953

ITV PLC	561,875	871,729

J Sainsbury PLC	247,305	669,849

John Wood Group PLC	88,752	415,493

Johnson Matthey PLC	10,080	379,728

Kingfisher PLC	200,981	512,179

Land Securities Group PLC	73,138	771,856

Marks & Spencer Group PLC	156,082	354,771

Mediclinic International PLC	43,010	175,540

Meggitt PLC	46,670	365,197

Melrose Industries PLC	236,946	588,649

Merlin Entertainments PLC(b)	35,080	195,568

Micro Focus International PLC	34,595	484,634

Mondi PLC	19,306	370,660

Next PLC	7,163	546,036

Pearson PLC(a)	32,162	292,493

Pennon Group PLC	31,981	325,922

Persimmon PLC	60,837	1,626,836

Phoenix Group Holdings PLC	89,807	765,056

Quilter PLC(b)	123,076	206,797

Rentokil Initial PLC	55,703	321,111

Rightmove PLC	34,932	237,015

RSA Insurance Group PLC	54,709	360,146

Sage Group PLC (The)	50,504	430,300

Schroders PLC	13,633	516,598

Schroders PLC Non-Voting Shares	5,518	164,896

Segro PLC	53,913	538,671

Severn Trent PLC	17,008	453,761

Smiths Group PLC	22,416	433,685

Spectris PLC	6,880	207,208

Spirax-Sarco Engineering PLC	2,761	266,917

SSE PLC	149,310	2,291,653

St. James’s Place PLC	34,165	412,342

Standard Life Aberdeen PLC	368,471	1,297,722

Tate & Lyle PLC	38,000	344,649

Taylor Wimpey PLC	224,018	445,832

TechnipFMC PLC	23,297	559,018

Travis Perkins PLC	17,625	280,396

Unite Group PLC (The)	21,304	286,682

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2019

Investments	Shares	Value

United Utilities Group PLC	55,024	$559,942

Weir Group PLC (The)	17,254	303,091

Whitbread PLC	7,869	416,388

WM Morrison Supermarkets PLC(a)	170,588	421,062

Total United Kingdom		39,348,261
TOTAL COMMON STOCKS (Cost: $247,928,866)		255,117,588

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd., expiring 10/11/19*(a)
(Cost: $0)	9,159	11,088

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.9%

United States – 10.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $27,990,857)(d)	27,990,857	27,990,857

TOTAL INVESTMENTS IN SECURITIES – 110.3% (Cost: $275,919,723)		283,119,533

Other Assets less Liabilities – (10.3)%		(26,546,443)

NET ASSETS – 100.0%		$256,573,090
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $37,789,960 and the total market value of the collateral held by the Fund was $39,846,903. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,856,046.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 11.1%

AGL Energy Ltd.	5,409	$69,898

ASX Ltd.	3,756	205,369

Aurizon Holdings Ltd.	38,040	151,371

BHP Group Ltd.	4,965	122,962

BlueScope Steel Ltd.	5,922	47,969

Brambles Ltd.	13,711	105,420

Coca-Cola Amatil Ltd.	13,265	95,281

Computershare Ltd.	9,250	100,754

Flight Centre Travel Group Ltd.	1,990	63,887

Fortescue Metals Group Ltd.	10,850	64,396

Harvey Norman Holdings Ltd.	26,455	80,827

Macquarie Group Ltd.	2,182	192,904

Medibank Pvt Ltd.	75,122	172,265

Newcrest Mining Ltd.	4,161	97,522

Orica Ltd.	8,566	130,221

QBE Insurance Group Ltd.	24,094	204,102

Ramsay Health Care Ltd.	2,583	113,010

REA Group Ltd.	939	68,537

Rio Tinto Ltd.	1,441	90,064

Santos Ltd.	38,148	198,885

Sonic Healthcare Ltd.	6,276	118,731

Sydney Airport	22,069	119,522

Telstra Corp., Ltd.	47,500	112,448

Wesfarmers Ltd.	5,340	143,342

Woolworths Group Ltd.	6,202	155,940

Total Australia		3,025,627

Austria – 1.2%

Erste Group Bank AG*	4,282	141,634

OMV AG	3,566	191,428

Total Austria		333,062

Belgium – 3.0%

Colruyt S.A.	3,994	218,932

Proximus SADP	7,587	225,394

Telenet Group Holding N.V.	3,695	174,425

UCB S.A.	2,878	208,964

Total Belgium		827,715

Denmark – 3.7%

Carlsberg A/S Class B	1,525	225,458

Coloplast A/S Class B	1,965	236,711

H. Lundbeck A/S	4,682	155,325

Novo Nordisk A/S Class B	4,279	220,025

Orsted A/S(a)	1,801	167,410

Total Denmark		1,004,929

France – 6.4%

Alstom S.A.	4,579	189,847

Danone S.A.	2,803	246,972

Engie S.A.	12,809	209,186

Orange S.A.	15,905	249,604

Peugeot S.A.	7,433	185,407

Publicis Groupe S.A.	4,052	199,317

Sanofi	2,799	259,558

Veolia Environnement S.A.	8,317	210,903

Total France		1,750,794

Germany – 3.7%

Deutsche Boerse AG	1,905	297,817

Deutsche Telekom AG Registered Shares	13,911	233,462

E.ON SE	15,574	151,434

RWE AG	4,808	150,384

Uniper SE	5,029	164,972

Total Germany		998,069

Hong Kong – 3.7%

CK Asset Holdings Ltd.	14,000	94,829

CK Hutchison Holdings Ltd.	14,000	123,581

CK Infrastructure Holdings Ltd.	9,500	63,924

Hysan Development Co., Ltd.	20,000	80,618

Jardine Matheson Holdings Ltd.	2,600	139,100

Jardine Strategic Holdings Ltd.	4,200	125,496

Kerry Properties Ltd.	21,000	64,693

NWS Holdings Ltd.	50,000	77,429

PCCW Ltd.	275,000	154,349

Swire Pacific Ltd. Class A	8,500	79,097

Total Hong Kong		1,003,116

Israel – 3.8%

Azrieli Group Ltd.	1,785	140,200

Bank Leumi Le-Israel BM	32,356	230,303

Check Point Software Technologies Ltd.*	1,100	120,450

Israel Chemicals Ltd.	16,754	83,197

Israel Discount Bank Ltd. Class A	52,273	229,948

Mizrahi Tefahot Bank Ltd.	8,824	219,343

Total Israel		1,023,441

Italy – 3.1%

Assicurazioni Generali SpA	11,542	223,727

Enel SpA	15,952	119,145

Eni SpA	15,024	229,865

Poste Italiane SpA(a)	14,485	164,706

Recordati SpA	2,669	114,528

Total Italy		851,971

Japan – 26.3%

ABC-Mart, Inc.	1,500	95,350

Aeon Mall Co., Ltd.	7,000	110,433

Ajinomoto Co., Inc.	5,400	101,929

ANA Holdings, Inc.	4,000	134,499

Asahi Group Holdings Ltd.	2,000	99,005

Astellas Pharma, Inc.	4,800	68,330

Bandai Namco Holdings, Inc.	900	56,044

Calbee, Inc.	3,300	102,595

Casio Computer Co., Ltd.	5,600	86,792

Central Japan Railway Co.	500	102,799

Chugai Pharmaceutical Co., Ltd.	1,200	93,269

Daito Trust Construction Co., Ltd.	500	63,891

Daiwa House Industry Co., Ltd.	2,400	77,857

East Japan Railway Co.	1,300	124,016

Fast Retailing Co., Ltd.	100	59,412

FUJIFILM Holdings Corp.	2,100	92,103

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2019

Investments	Shares	Value

Fukuoka Financial Group, Inc.	7,700	$145,415

Hikari Tsushin, Inc.	300	64,899

Hitachi Ltd.	1,900	70,726

Hoya Corp.	1,000	81,601

Hulic Co., Ltd.	11,500	117,580

ITOCHU Corp.	6,100	125,923

Japan Airlines Co., Ltd.	3,600	106,992

Japan Tobacco, Inc.	4,600	100,704

Kamigumi Co., Ltd.	5,100	115,520

Kao Corp.	1,000	73,875

KDDI Corp.	3,200	83,646

Keio Corp.	1,500	93,407

Kintetsu Group Holdings Co., Ltd.	2,400	125,024

Kirin Holdings Co., Ltd.	3,900	82,565

Konami Holdings Corp.	1,500	72,450

Kyushu Railway Co.	3,900	124,316

Marui Group Co., Ltd.	2,400	50,676

McDonald’s Holdings Co., Japan Ltd.	2,900	140,338

Medipal Holdings Corp.	4,300	95,728

MEIJI Holdings Co., Ltd.	1,500	109,368

Mitsubishi Estate Co., Ltd.	5,100	98,343

Mitsubishi Heavy Industries Ltd.	2,400	93,979

MS&AD Insurance Group Holdings, Inc.	6,500	210,502

Nagoya Railroad Co., Ltd.	3,500	104,603

NEC Corp.	2,100	88,605

Nexon Co., Ltd.*	2,100	25,474

Nintendo Co., Ltd.	200	74,060

Nippon Prologis REIT, Inc.	48	131,509

Nippon Telegraph & Telephone Corp.	2,000	95,415

Nomura Real Estate Holdings, Inc.	4,700	101,502

Nomura Research Institute Ltd.	3,800	75,631

NTT DOCOMO, Inc.	4,000	101,892

Obayashi Corp.	8,800	87,613

Pan Pacific International Holdings Corp.	3,500	58,455

Sankyo Co., Ltd.	3,000	103,123

Santen Pharmaceutical Co., Ltd.	3,800	66,032

Seibu Holdings, Inc.	6,100	106,281

Sekisui House Ltd.	8,100	159,264

Seven & I Holdings Co., Ltd.	2,400	91,759

SG Holdings Co., Ltd.	3,000	73,421

Shionogi & Co., Ltd.	1,600	88,812

Sohgo Security Services Co., Ltd.	2,000	104,742

Sony Financial Holdings, Inc.	7,900	171,194

Sumitomo Realty & Development Co., Ltd.	3,600	137,005

Suntory Beverage & Food Ltd.	2,100	89,771

Suzuken Co., Ltd.	1,200	64,400

Teijin Ltd.	7,800	149,829

Tobu Railway Co., Ltd.	3,700	119,824

Toho Co., Ltd.	2,000	87,624

Tokio Marine Holdings, Inc.	3,600	192,500

Tokyo Electric Power Co. Holdings, Inc.*	3,500	17,132

Tokyo Gas Co., Ltd.	3,200	80,670

Toyo Suisan Kaisha Ltd.	2,500	100,162

Toyota Tsusho Corp.	2,000	64,492

Trend Micro, Inc.	1,100	52,316

West Japan Railway Co.	1,600	135,180

Yamada Denki Co., Ltd.	26,300	127,272

Total Japan		7,179,465

Netherlands – 1.5%

EXOR N.V.	2,222	148,930

Koninklijke Ahold Delhaize N.V.	5,522	138,191

Koninklijke KPN N.V.	39,322	122,648

Total Netherlands		409,769

New Zealand – 0.7%

Meridian Energy Ltd.	16,955	55,284

Spark New Zealand Ltd.	48,230	133,370

Total New Zealand		188,654

Norway – 2.1%

Equinor ASA	11,419	217,485

Mowi ASA	4,229	97,697

Orkla ASA	14,506	132,129

Telenor ASA	6,129	123,140

Total Norway		570,451

Portugal – 0.4%

Jeronimo Martins, SGPS, S.A.	5,505	92,904

Singapore – 3.2%

ComfortDelGro Corp., Ltd.	71,200	123,567

Genting Singapore Ltd.	153,700	97,806

Jardine Cycle & Carriage Ltd.	5,100	110,637

Singapore Airlines Ltd.	24,300	160,606

Singapore Exchange Ltd.	37,500	229,680

Wilmar International Ltd.	58,900	158,867

Total Singapore		881,163

Spain – 4.9%

Aena SME S.A.(a)	932	170,699

Banco Bilbao Vizcaya Argentaria S.A.	43,633	227,402

Bankinter S.A.	35,579	224,739

Endesa S.A.	5,680	149,483

Iberdrola S.A.	13,327	138,549

Naturgy Energy Group S.A.	4,859	128,936

Red Electrica Corp. S.A.	5,653	114,846

Telefonica S.A.	24,065	183,676

Total Spain		1,338,330

Sweden – 0.4%

Essity AB Class B	4,006	117,057

Switzerland – 5.1%

Chocoladefabriken Lindt & Spruengli AG	32	236,514

Coca-Cola HBC AG*	4,119	134,865

Nestle S.A. Registered Shares	2,570	279,075

Novartis AG Registered Shares	2,820	244,740

Roche Holding AG Genusschein	911	265,356

Sonova Holding AG Registered Shares	987	229,639

Total Switzerland		1,390,189

United Kingdom – 14.8%

Associated British Foods PLC	5,425	153,961

Auto Trader Group PLC(a)	22,518	141,519

Aviva PLC	53,800	264,727

Barratt Developments PLC	16,785	134,033

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2019

Investments	Shares	Value

Berkeley Group Holdings PLC	2,779	$143,112

Centrica PLC	84,434	76,725

Coca-Cola European Partners PLC	2,672	148,162

Compass Group PLC	7,529	194,188

Diageo PLC	3,964	162,811

Direct Line Insurance Group PLC	77,485	286,645

GlaxoSmithKline PLC	8,378	180,116

Imperial Brands PLC	5,356	120,665

National Grid PLC	11,978	130,173

Next PLC	1,898	144,685

Pearson PLC	14,164	128,813

Persimmon PLC	4,470	119,532

RELX PLC	6,336	150,887

Rio Tinto PLC	2,249	116,650

Sage Group PLC (The)	14,831	126,362

Segro PLC	18,963	189,468

Smith & Nephew PLC	7,625	184,073

SSE PLC	8,265	126,854

Tesco PLC	56,300	167,202

Unilever N.V.	2,478	148,989

Unilever PLC	2,944	177,404

United Utilities Group PLC	12,631	128,537

Total United Kingdom		4,046,293

TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $26,232,095)		27,032,999

Other Assets less Liabilities – 0.9%		238,631

NET ASSETS – 100.0%		$27,271,630
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/23/2019	29,486	AUD	20,050	USD	$—	$(148)
Bank of America N.A.	10/23/2019	4,729	CHF	4,798	USD	—	(47)
Bank of America N.A.	10/23/2019	32,725	DKK	4,831	USD	—	(45)
Bank of America N.A.	10/23/2019	30,098	EUR	33,171	USD	—	(306)
Bank of America N.A.	10/23/2019	19,423	GBP	24,262	USD	—	(307)
Bank of America N.A.	10/23/2019	11,887	ILS	3,402	USD	21	—
Bank of America N.A.	10/23/2019	36,259	NOK	4,030	USD	—	(38)
Bank of America N.A.	10/23/2019	1,746	NZD	1,105	USD	—	(9)
Bank of America N.A.	10/23/2019	6,566	SEK	679	USD	—	(10)
Bank of America N.A.	10/23/2019	4,258	SGD	3,094	USD	—	(14)
Bank of America N.A.	10/24/2019	2,399,510	JPY	22,387	USD	—	(153)
Citibank N.A.	10/23/2019	2,942,631	USD	4,339,396	AUD	13,721	—
Citibank N.A.	10/23/2019	3,560,789	USD	2,849,010	GBP	46,981	—
Citibank N.A.	10/23/2019	162,137	USD	258,801	NZD	—	(221)
Citibank N.A.	10/23/2019	454,147	USD	624,789	SGD	2,246	—
Goldman Sachs	10/23/2019	4,868,359	USD	4,411,136	EUR	51,773	—
Goldman Sachs	10/23/2019	591,402	USD	5,345,773	NOK	2,825	—
Goldman Sachs	10/23/2019	99,655	USD	965,996	SEK	1,272	—
HSBC Holdings PLC	10/23/2019	704,128	USD	697,732	CHF	3,181	—
HSBC Holdings PLC	10/23/2019	709,026	USD	4,795,645	DKK	7,597	—
Morgan Stanley & Co. International	10/24/2019	3,285,581	USD	354,078,521	JPY	4,681	—
State Street Bank and Trust	10/1/2019	4,145	USD	3,800	EUR	2	—
State Street Bank and Trust	10/1/2019	3,977	USD	430,000	JPY	—	(2)
UBS AG	10/23/2019	499,328	USD	1,757,116	ILS	—	(6,732)
						$134,300	$(8,032)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Australia – 3.5%

Altium Ltd.	1,710	$38,463

ARB Corp., Ltd.(a)	1,902	24,437

Aristocrat Leisure Ltd.	14,661	302,576

Beach Energy Ltd.	35,116	59,920

BlueScope Steel Ltd.	9,536	77,243

carsales.com Ltd.	12,015	123,903

Cochlear Ltd.	1,226	172,114

Computershare Ltd.	18,753	204,265

Corporate Travel Management Ltd.(a)	2,268	28,880

CSL Ltd.	7,353	1,158,922

Domino’s Pizza Enterprises Ltd.(a)	3,456	108,270

IDP Education Ltd.	3,516	36,922

Invocare Ltd.(a)	3,561	33,312

Magellan Financial Group Ltd.	8,289	287,576

NIB Holdings Ltd.	19,172	94,393

Northern Star Resources Ltd.	9,417	70,118

Pendal Group Ltd.	30,901	154,016

Reece Ltd.	15,246	111,464

Regis Resources Ltd.	22,403	74,038

St Barbara Ltd.	32,049	62,685

Technology One Ltd.	7,323	35,462

Viva Energy Group Ltd.(b)	59,013	77,613

Webjet Ltd.(a)	30	221

Total Australia		3,336,813

Austria – 0.0%

S IMMO AG	1,788	41,130

Belgium – 0.4%

bpost S.A.	33,296	349,272

China – 2.5%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	17,000	25,632

China Overseas Land & Investment Ltd.	468,000	1,471,567

CSPC Pharmaceutical Group Ltd.	136,000	273,062

Guangdong Investment Ltd.	284,000	555,726

Total China		2,325,987

Denmark – 6.3%

Chr Hansen Holding A/S	1,638	139,056

Coloplast A/S Class B	5,852	704,952

DFDS A/S	1,245	45,193

DSV A/S	972	92,508

GN Store Nord A/S	852	34,597

Novo Nordisk A/S Class B	63,809	3,281,036

Novozymes A/S Class B	5,704	239,869

Orsted A/S(b)	9,913	921,453

Rockwool International A/S Class B	213	42,609

Royal Unibrew A/S	1,598	131,787

SimCorp A/S	638	56,035

Vestas Wind Systems A/S	3,802	295,231

Total Denmark		5,984,326

Finland – 3.0%

DNA Oyj	6,148	139,949

Kone Oyj Class B	20,450	1,164,669

Metsa Board Oyj(a)	29,735	176,835

Neste Oyj	22,981	760,887

Nokian Renkaat Oyj	11,294	318,653

Wartsila Oyj Abp	28,554	319,856

Total Finland		2,880,849

France – 6.0%

Alten S.A.	492	56,212

Cie Plastic Omnium S.A.	7,419	203,499

Gaztransport Et Technigaz S.A.	1,890	187,194

Hermes International	1,100	760,305

Ipsen S.A.	995	94,482

Kering S.A.	3,783	1,928,282

Rubis SCA	3,966	230,455

Safran S.A.	8,380	1,319,677

Sartorius Stedim Biotech	673	94,208

Teleperformance	851	184,532

Trigano S.A.	764	61,427

Valeo S.A.	16,867	547,055

Total France		5,667,328

Germany – 8.1%

adidas AG	3,582	1,115,491

Bechtle AG	658	66,965

CANCOM SE	536	28,925

CTS Eventim AG & Co. KGaA	2,152	121,294

Dermapharm Holding SE	1,228	48,316

Deutsche Wohnen SE Bearer Shares	10,510	383,728

Fuchs Petrolub SE	3,045	110,711

Hochtief AG	4,560	519,999

Hugo Boss AG	4,607	246,858

Infineon Technologies AG	29,786	536,189

MTU Aero Engines AG	1,017	270,309

Nemetschek SE	1,002	51,145

NORMA Group SE	1,437	49,850

SAP SE	22,773	2,678,350

Siemens Healthineers AG(b)	26,561	1,045,196

Siltronic AG	3,544	269,298

Sixt SE	990	94,924

Wirecard AG	204	32,637

Total Germany		7,670,185

Hong Kong – 1.2%

Galaxy Entertainment Group Ltd.	120,000	746,230

Melco International Development Ltd.	12,000	28,533

Techtronic Industries Co., Ltd.	39,500	274,858

Vitasoy International Holdings Ltd.	12,000	48,601

Total Hong Kong		1,098,222

Ireland – 0.4%

Hibernia REIT PLC	24,132	38,674

Kerry Group PLC Class A	1,598	186,932

Kingspan Group PLC	2,273	111,015

Total Ireland		336,621

Israel – 0.4%

Israel Chemicals Ltd.	69,595	345,592

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2019

Investments	Shares	Value

Italy – 1.6%

Amplifon SpA	3,059	$75,036

Brunello Cucinelli SpA	1,095	34,118

De’ Longhi SpA	4,275	80,628

DiaSorin SpA	763	88,756

Ferrari N.V.	2,071	319,592

Freni Brembo SpA(a)	10,509	102,425

IMA Industria Macchine Automatiche SpA(a)	1,509	105,616

Interpump Group SpA	1,540	48,688

Moncler SpA	4,176	148,873

Recordati SpA	7,258	311,443

Reply SpA	504	29,588

Salvatore Ferragamo SpA	3,995	73,845

Technogym SpA(b)	5,616	62,450

Total Italy		1,481,058

Japan – 19.2%

Advantest Corp.(a)	9,600	424,150

Ain Holdings, Inc.	400	23,280

Asahi Intecc Co., Ltd.	1,400	36,750

Astellas Pharma, Inc.	72,200	1,027,802

Bandai Namco Holdings, Inc.(a)	8,100	504,400

Benefit One, Inc.(a)	2,800	52,904

Chugai Pharmaceutical Co., Ltd.	9,300	722,831

Daifuku Co., Ltd.(a)	2,600	134,000

Daito Trust Construction Co., Ltd.(a)	4,700	600,574

Disco Corp.(a)	900	170,382

Elecom Co., Ltd.	1,100	43,155

en-japan, Inc.(a)	1,000	38,261

Fast Retailing Co., Ltd.	1,000	594,124

Funai Soken Holdings, Inc.	1,000	22,743

GMO Payment Gateway, Inc.(a)	400	26,759

Harmonic Drive Systems, Inc.(a)	1,300	56,535

Haseko Corp.(a)	31,600	367,826

Hikari Tsushin, Inc.	900	194,698

Hoya Corp.	6,000	489,604

Infocom Corp.(a)	700	16,335

Japan Lifeline Co., Ltd.(a)	1,900	30,449

Japan Material Co., Ltd.	1,300	15,998

JINS Holdings, Inc.	400	23,724

Kakaku.com, Inc.(a)	5,200	127,889

Kaken Pharmaceutical Co., Ltd.	1,800	83,442

Kao Corp.	10,100	746,134

Keyence Corp.	500	309,507

Kobe Bussan Co., Ltd.(a)	700	33,939

Konami Holdings Corp.	5,000	241,499

Kose Corp.(a)	800	135,091

Kotobuki Spirits Co., Ltd.	300	19,681

Lasertec Corp.	700	43,784

M3, Inc.(a)	2,700	65,005

Mani, Inc.(a)	900	23,659

Maruwa Unyu Kikan Co., Ltd.(a)	600	14,884

McDonald’s Holdings Co., Japan Ltd.	1,100	53,232

Meitec Corp.	1,800	88,106

Miroku Jyoho Service Co., Ltd.	400	10,911

Mixi, Inc.(a)	5,800	121,984

MonotaRO Co., Ltd.(a)	1,700	44,452

Murata Manufacturing Co., Ltd.	19,300	925,936

Nidec Corp.(a)	3,000	403,053

Nihon M&A Center, Inc.(a)	2,100	59,070

Nintendo Co., Ltd.	4,400	1,629,313

Nippon Shinyaku Co., Ltd.	1,000	84,108

Nissan Chemical Corp.(a)	3,700	153,889

Obic Co., Ltd.	1,300	148,193

Open House Co., Ltd.	3,600	85,740

Oracle Corp.	2,600	225,418

Outsourcing, Inc.	2,900	27,585

Pigeon Corp.	2,500	103,053

Pilot Corp.	1,000	37,011

Recruit Holdings Co., Ltd.	19,000	577,691

Relo Group, Inc.	1,800	44,103

Round One Corp.	1,700	25,404

SCSK Corp.	2,700	126,662

Seria Co., Ltd.(a)	2,100	50,967

Shimano, Inc.	1,200	180,763

Shin-Etsu Chemical Co., Ltd.	12,900	1,379,820

Shionogi & Co., Ltd.	6,900	383,004

Showa Denko K.K.	8,400	219,570

Sysmex Corp.(a)	2,400	160,600

Systena Corp.(a)	1,400	20,804

TechnoPro Holdings, Inc.	900	53,296

Toei Animation Co., Ltd.	900	40,847

Tokai Carbon Co., Ltd.(a)	6,700	67,387

Tokuyama Corp.(a)	1,900	43,547

Tokyo Electron Ltd.(a)	12,000	2,283,414

Tosho Co., Ltd.	400	8,809

Trend Micro, Inc.	6,200	294,869

Ulvac, Inc.	2,400	96,378

United Arrows Ltd.	1,200	35,087

Universal Entertainment Corp.(a)	1,600	51,668

USS Co., Ltd.(a)	10,400	201,793

Workman Co., Ltd.	800	58,034

ZOZO, Inc.(a)	5,500	126,819

Total Japan		18,194,188

Kazakhstan – 0.0%

KAZ Minerals PLC	7,889	42,124

Netherlands – 3.5%

ASM International N.V.	1,479	136,216

ASML Holding N.V.	7,288	1,805,587

Corbion N.V.	1,701	49,402

Euronext N.V.(b)	2,364	193,421

Koninklijke DSM N.V.	5,452	656,192

TKH Group N.V. CVA	1,555	77,575

Wolters Kluwer N.V.	6,041	441,124

Total Netherlands		3,359,517

New Zealand – 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	14,125	153,228

Mainfreight Ltd.	2,402	60,096

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2019

Investments	Shares	Value

Ryman Healthcare Ltd.	13,034	$108,619

Total New Zealand		321,943

Norway – 3.4%

Borregaard ASA	3,378	36,063

DNO ASA	38,955	56,250

Grieg Seafood ASA	5,232	64,033

Mowi ASA	35,547	821,193

Salmar ASA	9,947	436,812

Telenor ASA	89,955	1,807,327

Total Norway		3,221,678

Portugal – 0.4%

Altri, SGPS, S.A.	7,597	50,480

Jeronimo Martins, SGPS, S.A.	19,822	334,522

Total Portugal		385,002

Singapore – 0.8%

First Resources Ltd.	42,100	48,709

SATS Ltd.	56,500	197,744

Sheng Siong Group Ltd.	68,200	54,742

Singapore Technologies Engineering Ltd.	159,000	441,507

Total Singapore		742,702

Spain – 6.1%

Amadeus IT Group S.A.	10,433	747,503

Cie Automotive S.A.	4,307	107,996

Ence Energia y Celulosa S.A.(a)	24,458	93,058

Faes Farma S.A.	12,661	64,667

Grifols S.A.	10,124	298,446

Industria de Diseno Textil S.A.	141,390	4,377,671

Prosegur Cash S.A.(b)	76,783	110,328

Total Spain		5,799,669

Sweden – 2.7%

AAK AB	4,055	78,711

AddTech AB Class B	1,462	38,066

Alfa Laval AB	14,975	295,931

Atlas Copco AB Class B	13,081	354,959

Beijer Ref AB	2,395	54,515

Bonava AB Class B	5,651	64,084

Epiroc AB Class A	13,445	145,907

Epiroc AB Class B	5,948	61,524

Evolution Gaming Group AB(b)	3,561	70,118

Fagerhult AB	4,803	26,037

Hexpol AB	12,771	98,132

Indutrade AB	2,775	77,898

Lifco AB Class B	1,213	57,269

Loomis AB Class B	2,893	101,807

Mycronic AB	3,538	43,865

Nolato AB Class B	913	48,797

Paradox Interactive AB	301	4,066

Sandvik AB	46,350	722,911

Sectra AB Class B*	620	20,494

Sweco AB Class B	3,383	96,203

Thule Group AB(b)	3,920	74,316

Vitrolife AB	171	2,800

Total Sweden		2,538,410

Switzerland – 6.9%

Givaudan S.A. Registered Shares	277	773,372

Kuehne + Nagel International AG Registered Shares	7,469	1,101,081

Logitech International S.A. Registered Shares	4,168	169,203

Partners Group Holding AG	1,136	872,435

Roche Holding AG Bearer Shares	5,854	1,695,467

Schindler Holding AG Participation Certificate	990	221,600

Schindler Holding AG Registered Shares	1,832	408,969

SFS Group AG	1,310	104,574

SGS S.A. Registered Shares	317	786,499

Sonova Holding AG Registered Shares	1,039	241,737

Straumann Holding AG Registered Shares	141	115,357

Temenos AG Registered Shares*	435	72,853

Total Switzerland		6,563,147

United Kingdom – 23.0%

Abcam PLC	1,638	23,112

Ashmore Group PLC	24,361	151,901

Ashtead Group PLC	8,433	235,274

Barratt Developments PLC	78,854	629,673

Brewin Dolphin Holdings PLC	19,676	76,814

British American Tobacco PLC	98,079	3,634,946

Compass Group PLC	30,954	798,366

Countryside Properties PLC(b)	19,941	82,566

Cranswick PLC	981	35,638

Croda International PLC	2,251	134,812

Diageo PLC	51,798	2,127,476

Diploma PLC	2,294	47,011

Diversified Gas & Oil PLC	42,032	56,976

Domino’s Pizza Group PLC	18,407	57,819

Dunelm Group PLC	6,309	65,151

Electrocomponents PLC	9,427	74,790

Euromoney Institutional Investor PLC	3,412	62,228

Evraz PLC	150,572	867,631

FDM Group Holdings PLC	3,372	30,708

Ferrexpo PLC	18,020	35,785

Fresnillo PLC	18,562	156,366

Games Workshop Group PLC	841	48,916

Greggs PLC	1,636	42,135

Halma PLC	3,089	75,028

Hargreaves Lansdown PLC	9,946	254,812

Hays PLC	89,338	166,017

Hill & Smith Holdings PLC	2,160	33,272

HomeServe PLC	5,553	81,158

Howden Joinery Group PLC	14,041	96,964

Intertek Group PLC	2,979	201,098

JD Sports Fashion PLC	3,106	28,760

John Laing Group PLC(b)	13,160	59,517

Marshalls PLC	6,044	49,306

Moneysupermarket.com Group PLC	15,871	74,007

Next PLC	3,941	300,423

NMC Health PLC(a)	1,566	52,297

Pagegroup PLC	16,054	86,888

RELX PLC	37,562	894,509

Renishaw PLC	1,008	45,513

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2019

Investments	Shares	Value

Rightmove PLC	11,684	$79,276

Rio Tinto PLC	59,724	3,097,734

Rotork PLC	15,806	60,673

Safestore Holdings PLC	6,285	51,775

Softcat PLC	6,061	74,839

Spirax-Sarco Engineering PLC	920	88,940

SSP Group PLC	9,243	70,619

Unilever N.V.	68,473	4,116,906

Unilever PLC	33,327	2,008,267

Unite Group PLC (The)	7,087	95,368

WH Smith PLC	2,845	69,662

Total United Kingdom		21,789,722
TOTAL COMMON STOCKS (Cost: $94,010,578)		94,475,485

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%

United States – 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $2,976,020)(d)	2,976,020	2,976,020

TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $96,986,598)		97,451,505

Other Assets less Liabilities – (2.8)%		(2,661,471)

NET ASSETS – 100.0%		$94,790,034

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,601,498 and the total market value of the collateral held by the Fund was $3,788,538. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $812,518.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 10.0%

Accent Group Ltd.	1,490,562	$1,714,052

ALS Ltd.	627,990	3,396,853

Altium Ltd.	46,929	1,055,569

AMA Group Ltd.	150,253	123,126

Ansell Ltd.	146,687	2,711,754

AP Eagers Ltd.(a)	316,192	3,032,495

ARB Corp., Ltd.(a)	16,291	209,311

ARQ Group Ltd.(a)	687,843	173,968

AUB Group Ltd.	71,889	566,311

Australian Pharmaceutical Industries Ltd.(a)	1,201,089	1,093,600

Bank of Queensland Ltd.(a)	1,065,870	7,131,248

Bapcor Ltd.(a)	454,553	2,256,379

Blackmores Ltd.(a)	22,962	1,326,437

Breville Group Ltd.	115,607	1,255,335

Brickworks Ltd.	207,090	2,465,208

Capitol Health Ltd.	3,994,508	633,112

carsales.com Ltd.	306,009	3,155,668

Cedar Woods Properties Ltd.	134,309	628,658

Corporate Travel Management Ltd.(a)	96,334	1,226,680

Costa Group Holdings Ltd.(a)	447,698	1,132,312

Credit Corp. Group Ltd.	86,970	1,767,919

CSR Ltd.(a)	1,240,231	3,571,742

Data#3 Ltd.	447,739	896,873

Domino’s Pizza Enterprises Ltd.(a)	105,762	3,313,332

ERM Power Ltd.	358,889	585,767

Estia Health Ltd.	691,386	1,193,741

Event Hospitality and Entertainment Ltd.(a)	295,604	2,689,502

FlexiGroup Ltd.(a)	719,569	1,237,549

G8 Education Ltd.(a)	802,778	1,402,313

Genworth Mortgage Insurance Australia Ltd.(a)	1,069,573	2,452,669

GUD Holdings Ltd.	196,336	1,332,133

GWA Group Ltd.(a)	657,400	1,503,069

Healius Ltd.	717,199	1,557,561

HT&E Ltd.(a)	340,639	425,026

Infomedia Ltd.	451,536	618,213

Inghams Group Ltd.(a)	758,472	1,611,387

Integral Diagnostics Ltd.	437,307	964,459

Integrated Research Ltd.(a)	288,784	601,840

Invocare Ltd.(a)	146,354	1,369,086

IOOF Holdings Ltd.(a)	1,264,286	5,448,737

IPH Ltd.	286,336	1,682,069

IRESS Ltd.	222,532	1,738,004

IVE Group Ltd.	32,410	45,904

Japara Healthcare Ltd.(a)	1,054,120	842,477

JB Hi-Fi Ltd.(a)	226,192	5,186,875

Jupiter Mines Ltd.(a)	9,993,974	2,628,769

Link Administration Holdings Ltd.	730,715	2,809,134

Lovisa Holdings Ltd.(a)	135,870	1,173,876

McMillan Shakespeare Ltd.	181,324	1,998,283

Metcash Ltd.(a)	1,415,143	2,853,784

Mineral Resources Ltd.(a)	247,595	2,234,332

Monadelphous Group Ltd.	149,528	1,588,374

Monash IVF Group Ltd.	737,790	529,946

MyState Ltd.	101,811	313,806

Navigator Global Investments Ltd.	437,353	985,209

New Hope Corp., Ltd.	1,817,654	2,697,016

NIB Holdings Ltd.	535,008	2,634,103

Nick Scali Ltd.(a)	285,931	1,446,346

Nine Entertainment Co. Holdings Ltd.(a)	2,380,653	3,139,009

OFX Group Ltd.	498,788	536,570

Orora Ltd.	1,912,649	3,728,059

OZ Minerals Ltd.	365,895	2,371,535

Peet Ltd.	463,602	359,578

Pendal Group Ltd.	830,831	4,141,015

Perpetual Ltd.(a)	123,052	3,107,235

Platinum Asset Management Ltd.(a)	1,414,049	4,043,710

Premier Investments Ltd.	290,251	3,789,908

Regis Healthcare Ltd.(a)	816,974	1,603,433

Regis Resources Ltd.	659,349	2,179,019

Reliance Worldwide Corp., Ltd.(a)	698,516	1,898,589

Sandfire Resources NL	307,097	1,358,717

SG Fleet Group Ltd.	653,193	1,022,067

Sigma Healthcare Ltd.	3,128,874	1,266,161

Sims Metal Management Ltd.(a)	391,301	2,744,694

SmartGroup Corp., Ltd.	262,875	2,164,784

Southern Cross Media Group Ltd.	2,348,231	1,955,949

Spark Infrastructure Group	4,008,873	5,840,173

St Barbara Ltd.	864,560	1,690,997

Steadfast Group Ltd.	805,349	1,928,245

Super Retail Group Ltd.	404,592	2,706,940

Tassal Group Ltd.	64,492	186,166

Technology One Ltd.	195,778	948,065

Total Australia		157,929,919

Austria – 1.3%

EVN AG	180,457	3,175,290

Oesterreichische Post AG(a)	153,964	5,404,819

Palfinger AG	14,812	389,975

Porr AG(a)	74,011	1,524,980

S IMMO AG	72,534	1,668,516

UNIQA Insurance Group AG	677,339	6,117,933

Wienerberger AG	104,140	2,536,337

Total Austria		20,817,850

Belgium – 1.3%

Bekaert S.A.	70,834	2,032,515

bpost S.A.(a)	859,532	9,016,407

D’ieteren S.A./N.V.	61,717	3,347,372

Econocom Group S.A./N.V.(a)	375,702	941,239

Euronav N.V.	142,658	1,300,195

Greenyard N.V.(a)	117,157	364,015

Ontex Group N.V.(a)	90,073	1,621,242

Orange Belgium S.A.	73,668	1,521,125

Total Belgium		20,144,110

China – 2.0%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	611,000	921,247

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

China Agri-Industries Holdings Ltd.	4,615,900	$1,501,460

China Overseas Grand Oceans Group Ltd.	5,521,900	2,507,585

China Power International Development Ltd.	23,316,800	4,848,124

China South City Holdings Ltd.	14,372,200	1,704,996

China Traditional Chinese Medicine Holdings Co., Ltd.	6,053,900	2,780,065

CITIC Telecom International Holdings Ltd.	7,955,822	2,892,325

CPMC Holdings Ltd.(a)	1,384,009	556,118

Dah Chong Hong Holdings Ltd.	7,007,600	2,216,859

Genertec Universal Medical Group Co., Ltd.(a)(b)	2,806,700	1,883,211

Guotai Junan International Holdings Ltd.(a)	12,458,000	2,113,572

Hua Hong Semiconductor Ltd.(a)(b)	945,600	1,881,695

Poly Property Group Co., Ltd.	6,233,600	2,170,795

Shougang Fushan Resources Group Ltd.	14,320,000	2,959,206

Xiwang Special Steel Co., Ltd.	9,638,500	872,941

Total China		31,810,199

Denmark – 1.3%

Alm Brand A/S	310,645	2,442,595

DFDS A/S(a)	37,192	1,350,057

FLSmidth & Co. A/S	72,111	3,139,862

Matas A/S	142,330	1,049,516

Ringkjoebing Landbobank A/S	31,649	1,987,146

Scandinavian Tobacco Group A/S Class A(b)	261,483	3,060,190

Schouw & Co. A/S	24,670	1,724,744

Spar Nord Bank A/S	292,866	2,638,490

Sydbank A/S(a)	170,045	2,999,385

Total Denmark		20,391,985

Finland – 2.6%

Aktia Bank Oyj	174,484	1,601,673

Cargotec Oyj Class B(a)	76,523	2,462,717

Citycon Oyj(a)	434,347	4,557,678

Cramo Oyj	86,826	929,538

Finnair Oyj	180,600	1,263,050

Fiskars Oyj Abp	44,781	606,347

Kemira Oyj	230,234	3,388,514

Konecranes Oyj	113,136	3,628,688

Lassila & Tikanoja Oyj	95,256	1,408,180

Metsa Board Oyj(a)	731,904	4,352,663

Oriola Oyj Class B	33,595	76,547

Outokumpu Oyj(a)	797,879	2,102,422

Raisio Oyj Class V	276,700	983,406

Sanoma Oyj	298,952	3,337,394

Terveystalo Oyj*(b)	113,880	1,114,885

Tieto Oyj(a)	137,005	3,510,027

Tokmanni Group Corp.	175,250	1,948,787

Uponor Oyj	171,312	1,822,820

YIT Oyj(a)	436,099	2,510,297

Total Finland		41,605,633

France – 3.1%

Beneteau S.A.	85,451	898,981

Coface S.A.	475,220	5,398,443

Derichebourg S.A.	290,968	1,016,351

Elior Group S.A.(b)	219,182	2,912,827

Europcar Mobility Group(b)	167,937	931,902

Interparfums S.A.	27,452	1,176,177

IPSOS	68,320	1,947,716

Jacquet Metal Service S.A.(a)	50,006	845,006

Kaufman & Broad S.A.	58,607	2,334,663

Maisons du Monde S.A.(b)	50,822	803,389

Manitou BF S.A.	41,760	819,481

Metropole Television S.A.	264,840	4,345,364

Nexity S.A.	126,544	6,026,016

Quadient SAS	51,053	1,057,502

Rallye S.A.(a)	119,482	979,550

Rothschild & Co.	90,987	2,608,803

Sopra Steria Group	16,970	2,114,629

SPIE S.A.	206,350	4,132,566

Tarkett S.A.	77,130	1,141,062

Television Francaise 1	325,684	2,860,014

Trigano S.A.	18,988	1,526,678

Vicat S.A.	55,855	2,423,546

Total France		48,300,666

Georgia – 0.1%

Bank of Georgia Group PLC	91,186	1,501,243

Germany – 4.5%

Aareal Bank AG	174,654	5,310,473

alstria office REIT-AG	234,661	4,026,723

AURELIUS Equity Opportunities SE & Co. KGaA	46,932	1,937,117

Aurubis AG	67,144	2,993,163

BayWa AG	63,875	1,807,068

Bilfinger SE	63,765	1,863,045

Borussia Dortmund GmbH & Co. KGaA	7,389	74,352

CropEnergies AG	165,216	1,134,746

Dermapharm Holding SE	56,193	2,210,931

Deutsche Pfandbriefbank AG(b)	426,599	5,204,225

Deutz AG	51,427	298,270

DIC Asset AG	138,230	1,769,198

Duerr AG	83,526	2,168,139

Elmos Semiconductor AG	9,350	248,209

Encavis AG	238,935	2,214,139

Freenet AG	406,464	8,370,669

Gerresheimer AG	22,569	1,618,991

Hamburger Hafen und Logistik AG	76,369	1,903,266

Indus Holding AG	48,663	1,989,465

Jenoptik AG	22,373	554,652

Kloeckner & Co. SE	277,010	1,680,609

Krones AG	31,432	1,900,114

MLP SE	229,350	1,187,677

NORMA Group SE	44,004	1,526,506

PATRIZIA AG	60,210	1,119,178

Pfeiffer Vacuum Technology AG	9,672	1,313,834

Salzgitter AG	60,306	1,012,482

Siltronic AG	87,708	6,664,662

Software AG	58,880	1,618,254

Takkt AG	116,345	1,542,366

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Wacker Neuson SE	79,169	$1,380,960

Wuestenrot & Wuerttembergische AG	110,514	2,168,682

Total Germany		70,812,165

Hong Kong – 0.6%

Dah Sing Banking Group Ltd.	1,516,000	2,038,248

Dah Sing Financial Holdings Ltd.	509,829	1,885,991

Hongkong & Shanghai Hotels Ltd. (The)	1,329,370	1,293,861

Kowloon Development Co., Ltd.	1,200,000	1,429,701

Television Broadcasts Ltd.	1,285,500	2,095,657

Total Hong Kong		8,743,458

Ireland – 0.7%

C&C Group PLC	428,927	1,940,607

Grafton Group PLC	222,898	2,087,546

Greencore Group PLC	620,358	1,727,695

Hibernia REIT PLC	827,393	1,325,975

Hostelworld Group PLC(b)	354,091	495,689

Irish Continental Group PLC	217,326	990,362

Origin Enterprises PLC	170,200	950,027

UDG Healthcare PLC	170,889	1,580,451

Total Ireland		11,098,352

Israel – 2.4%

Ashtrom Group Ltd.	226,477	2,309,859

Delek Automotive Systems Ltd.	291,018	1,169,665

Delek Group Ltd.	30,319	3,538,874

Electra Consumer Products 1970 Ltd.	13,092	221,439

First International Bank of Israel Ltd.	170,775	4,548,202

Fox Wizel Ltd.	20,121	718,979

Gazit-Globe Ltd.	438,652	4,420,847

Gilat Satellite Networks Ltd.	130,253	1,108,863

Harel Insurance Investments & Financial Services Ltd.	367,388	3,193,162

Inrom Construction Industries Ltd.	502,837	2,003,652

Matrix IT Ltd.	95,682	1,630,211

Maytronics Ltd.	59,371	505,951

Mehadrin Ltd.*	3,532	141,564

Menora Mivtachim Holdings Ltd.	17,792	268,994

Naphtha Israel Petroleum Corp., Ltd.	247,825	1,379,658

Paz Oil Co., Ltd.	24,198	3,536,620

Phoenix Holdings Ltd. (The)	657,781	4,172,873

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,360	1,096,164

Shapir Engineering and Industry Ltd.	138,969	694,485

Shufersal Ltd.	236,893	1,727,047

Total Israel		38,387,109

Italy – 4.0%

Anima Holding SpA(b)	927,718	3,535,848

Ascopiave SpA	399,096	1,685,991

ASTM SpA	69,929	2,236,781

Autogrill SpA	246,546	2,388,150

Azimut Holding SpA(a)	382,598	7,182,605

Banca Farmafactoring SpA(b)	764,683	3,989,050

Banca IFIS SpA	183,644	3,065,195

Banca Popolare di Sondrio SCPA	622,149	1,139,488

BPER Banca	654,229	2,529,150

Brunello Cucinelli SpA	28,038	873,606

Cementir Holding SpA	187,220	1,255,259

Cerved Group SpA	294,965	2,572,566

CIR-Compagnie Industriali Riunite SpA	1,145,950	1,161,862

Credito Emiliano SpA	582,341	3,139,423

Datalogic SpA(a)	56,494	811,137

doValue SpA(b)	128,504	1,426,168

El.En. SpA(a)	3,796	99,073

Fincantieri SpA(a)	352,965	374,797

Gamenet Group SpA(b)	71,824	851,931

Gima TT SpA(a)(b)	175,921	1,401,978

Immobiliare Grande Distribuzione SIIQ SpA	338,595	2,074,546

La Doria SpA	69,066	678,415

Maire Tecnimont SpA(a)	577,690	1,453,573

MARR SpA	71,283	1,562,026

Piaggio & C. SpA	536,577	1,587,625

RAI Way SpA(b)	319,848	1,858,562

Rizzoli Corriere Della Sera Mediagroup SpA(a)	1,318,223	1,363,833

Saras SpA	2,111,453	3,613,992

Societa Cattolica di Assicurazioni SC	321,631	2,736,761

Technogym SpA(b)	140,295	1,560,086

Tod’s SpA(a)	26,958	1,325,471

Zignago Vetro SpA	133,157	1,480,711

Total Italy		63,015,659

Japan – 26.1%

Achilles Corp.	50,000	780,939

ADEKA Corp.(a)	108,801	1,349,002

Aeon Hokkaido Corp.	98,500	684,464

Ahresty Corp.(a)	126,200	648,078

Ai Holdings Corp.	36,700	626,523

Aica Kogyo Co., Ltd.(a)	63,000	1,853,713

Akatsuki, Inc.(a)	9,500	587,185

Amano Corp.	49,200	1,497,738

Amuse, Inc.(a)	28,400	711,347

AOI TYO Holdings, Inc.	83,200	481,147

AOKI Holdings, Inc.(a)	195,500	1,879,477

Aoyama Trading Co., Ltd.	98,001	1,706,573

Arakawa Chemical Industries Ltd.(a)	64,300	872,802

Ariake Japan Co., Ltd.	12,800	997,233

Artnature, Inc.	169,300	1,079,322

Asahi Holdings, Inc.(a)	53,400	1,099,870

Asahi Yukizai Corp.(a)	47,600	569,482

Asia Pile Holdings Corp.(a)	118,600	565,154

Asics Corp.(a)	109,200	1,864,205

Ateam, Inc.(a)	52,300	544,898

Autobacs Seven Co., Ltd.	105,903	1,732,468

Axial Retailing, Inc.	17,300	629,091

Baroque Japan Ltd.(a)	94,100	886,364

BayCurrent Consulting, Inc.	12,000	527,967

Benesse Holdings, Inc.	76,600	1,988,800

Bic Camera, Inc.	164,600	1,731,670

BML, Inc.	26,600	715,240

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Broadleaf Co., Ltd.(a)	121,900	$656,450

Cawachi Ltd.	27,500	530,280

Chubu Shiryo Co., Ltd.	72,000	778,126

Chugoku Bank Ltd. (The)(a)	171,500	1,610,664

Citizen Watch Co., Ltd.(a)	245,807	1,200,889

Cleanup Corp.	155,400	775,023

CMK Corp.(a)	77,400	413,230

Cocokara fine, Inc.	9,300	500,819

Computer Engineering & Consulting Ltd.	19,500	364,108

Comture Corp.	28,400	534,495

CONEXIO Corp.(a)	48,900	614,898

Cosmo Energy Holdings Co., Ltd.	77,600	1,597,594

Credit Saison Co., Ltd.	199,100	2,669,405

Dai Nippon Toryo Co., Ltd.	95,100	930,981

Daido Metal Co., Ltd.(a)	109,400	645,822

Daido Steel Co., Ltd.(a)	47,891	1,876,645

Daiichikosho Co., Ltd.	43,700	2,017,701

Daiken Medical Co., Ltd.	117,300	557,874

Daikoku Denki Co., Ltd.	73,000	1,048,309

Daishi Hokuetsu Financial Group, Inc.	54,640	1,374,152

Daitron Co., Ltd.	36,300	440,672

Denka Co., Ltd.	87,600	2,408,139

Dexerials Corp.(a)	82,000	606,986

DIC Corp.	104,400	2,896,055

Digital Arts, Inc.	5,900	389,785

Digital Garage, Inc.(a)	21,400	680,167

DKS Co., Ltd.(a)	11,300	298,406

DMG Mori Co., Ltd.	133,600	1,892,589

Dowa Holdings Co., Ltd.	59,300	2,024,677

DyDo Group Holdings, Inc.(a)	22,700	925,223

Ebara Corp.	72,800	1,937,965

Eiken Chemical Co., Ltd.	35,600	537,912

Elecom Co., Ltd.	20,200	792,487

Elematec Corp.	73,000	670,729

EM Systems Co., Ltd.(a)	31,300	587,337

Enplas Corp.	16,600	537,590

ESPEC Corp.	25,000	434,652

Exedy Corp.	60,370	1,178,074

Feed One Co., Ltd.	492,300	737,938

Ferrotec Holdings Corp.(a)	98,300	764,935

Financial Products Group Co., Ltd.(a)	165,900	1,657,849

First Juken Co., Ltd.	88,900	1,106,366

FJ Next Co., Ltd.(a)	64,800	624,167

France Bed Holdings Co., Ltd.(a)	109,300	1,021,448

FTGroup Co., Ltd.(a)	36,100	467,638

Fudo Tetra Corp.(a)	16,720	187,351

Fuji Corp., Ltd.(a)	146,500	938,034

Fuji Oil Holdings, Inc.(a)	47,400	1,372,769

Fuji Pharma Co., Ltd.	63,500	773,810

Fuji Soft, Inc.	16,100	680,051

Fujibo Holdings, Inc.	41,000	1,141,892

Fujicco Co., Ltd.(a)	50,300	907,099

Fujimi, Inc.(a)	21,141	496,077

Fujitec Co., Ltd.	117,800	1,517,257

Fukui Computer Holdings, Inc.	20,600	468,515

Furukawa Electric Co., Ltd.	61,900	1,488,578

Furuno Electric Co., Ltd.(a)	32,400	282,104

Furyu Corp.	93,900	798,465

Futaba Industrial Co., Ltd.	110,600	768,546

Future Corp.	27,300	475,145

Fuyo General Lease Co., Ltd.(a)	36,500	2,188,480

Gakujo Co., Ltd.	50,200	664,224

GLOBERIDE, Inc.(a)	12,700	327,738

Glory Ltd.	64,177	1,799,272

Grandy House Corp.	215,700	896,130

GS Yuasa Corp.	86,200	1,489,108

Gunma Bank Ltd. (The)	525,700	1,702,475

H-One Co., Ltd.(a)	72,400	424,720

H2O Retailing Corp.(a)	157,900	1,725,467

Hachijuni Bank Ltd. (The)(a)	500,400	2,037,252

Hakuto Co., Ltd.(a)	66,900	725,485

Hanwa Co., Ltd.	71,800	1,962,500

Harima Chemicals Group, Inc.(a)	78,500	883,965

Hazama Ando Corp.	236,400	1,758,645

Heiwa Corp.(a)	91,819	1,890,329

Heiwado Co., Ltd.	33,500	628,619

Hinokiya Group Co., Ltd.	24,400	433,477

Hioki EE Corp.	10,900	367,620

Hiroshima Bank Ltd. (The)	398,900	1,970,970

Hochiki Corp.	56,700	774,887

Hogy Medical Co., Ltd.	28,800	823,428

Hokuhoku Financial Group, Inc.	175,900	1,700,814

Hokuto Corp.	65,000	1,193,245

Honeys Holdings Co., Ltd.	93,800	1,266,289

Horiba Ltd.	27,600	1,593,560

Ibiden Co., Ltd.(a)	63,700	1,281,957

Ichibanya Co., Ltd.	9,000	423,040

Ichikoh Industries Ltd.	64,800	483,264

Ichinen Holdings Co., Ltd.(a)	43,800	440,938

Imasen Electric Industrial	109,400	888,764

Inaba Denki Sangyo Co., Ltd.	37,600	1,642,119

Inageya Co., Ltd.(a)	43,900	636,921

Ines Corp.	65,000	701,874

Infocom Corp.	20,800	485,381

Infomart Corp.(a)	23,300	363,055

Information Services International-Dentsu Ltd.	22,100	690,146

Innotech Corp.	50,900	409,272

Intage Holdings, Inc.	90,000	777,793

IR Japan Holdings Ltd.	15,000	532,963

Iriso Electronics Co., Ltd.(a)	12,200	584,742

Iseki & Co., Ltd.(a)	55,300	750,637

Itfor, Inc.	70,500	534,906

Itochu Enex Co., Ltd.	222,801	1,692,525

Itoham Yonekyu Holdings, Inc.	243,800	1,529,460

Itoki Corp.	189,600	784,189

Iwaki Co., Ltd.	47,300	425,405

Iyo Bank Ltd. (The)(a)	321,600	1,681,277

Japan Cash Machine Co., Ltd.(a)	39,700	336,481

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Japan Lifeline Co., Ltd.	46,300	$742,000

Japan Meat Co., Ltd.	26,500	552,191

Japan Steel Works Ltd. (The)(a)	79,900	1,534,790

Japan Transcity Corp.(a)	189,900	829,357

JBCC Holdings, Inc.(a)	40,100	569,544

Jeol Ltd.(a)	23,100	547,817

JVCKenwood Corp.	281,400	830,595

K’s Holdings Corp.	189,102	2,057,682

Kaga Electronics Co., Ltd.	45,200	808,435

Kagome Co., Ltd.	69,100	1,744,843

Kaken Pharmaceutical Co., Ltd.	45,400	2,104,594

Kameda Seika Co., Ltd.(a)	19,900	875,545

Kandenko Co., Ltd.	223,800	2,000,377

Kaneka Corp.	57,000	1,774,740

Kanematsu Corp.	158,500	1,780,421

Kansai Mirai Financial Group, Inc.	335,600	2,108,465

Kasai Kogyo Co., Ltd.	128,400	917,185

Kato Sangyo Co., Ltd.	23,000	712,931

Ki-Star Real Estate Co., Ltd.(a)	51,800	919,291

King Jim Co., Ltd.(a)	143,700	1,116,891

Koa Corp.(a)	41,100	505,027

Koatsu Gas Kogyo Co., Ltd.	114,900	854,773

Kobe Steel Ltd.	334,800	1,784,361

Koei Tecmo Holdings Co., Ltd.	96,300	2,091,289

Kokusai Pulp & Paper Co., Ltd.(a)	316,900	903,125

Kokuyo Co., Ltd.	106,000	1,479,047

Kondotec, Inc.	107,800	914,667

Kotobuki Spirits Co., Ltd.	12,100	793,791

Kumagai Gumi Co., Ltd.	51,700	1,470,992

Kurabo Industries Ltd.	52,695	1,099,001

Kusuri no Aoki Holdings Co., Ltd.	3,900	265,593

Kyokuyo Co., Ltd.(a)	37,100	953,632

KYORIN Holdings, Inc.	93,090	1,540,948

Kyosan Electric Manufacturing Co., Ltd.(a)	148,100	504,287

Kyowa Exeo Corp.(a)	97,000	2,351,515

Kyudenko Corp.	68,600	2,285,080

Kyushu Financial Group, Inc.(a)	446,500	1,817,812

LAC Co., Ltd.(a)	23,100	282,351

LEC, Inc.(a)	43,800	396,358

Life Corp.(a)	27,800	554,071

LIFULL Co., Ltd.(a)	68,600	446,225

Link And Motivation, Inc.(a)	78,700	401,965

Lintec Corp.	90,130	1,782,168

Mabuchi Motor Co., Ltd.	77,000	2,867,684

Maeda Road Construction Co., Ltd.	104,200	2,265,741

Mani, Inc.(a)	39,900	1,048,863

Marubun Corp.	90,800	457,886

Marudai Food Co., Ltd.	54,500	1,153,287

Maruha Nichiro Corp.	33,000	831,756

Marusan Securities Co., Ltd.(a)	273,100	1,258,421

Maruwa Co., Ltd.(a)	9,500	609,160

Marvelous, Inc.	110,100	848,608

Matsui Securities Co., Ltd.(a)	559,540	4,701,016

Max Co., Ltd.	31,147	521,927

Maxell Holdings Ltd.(a)	32,300	461,151

MCJ Co., Ltd.	82,000	515,938

Meiko Electronics Co., Ltd.(a)	29,400	405,058

Meiko Network Japan Co., Ltd.(a)	111,000	902,790

Meitec Corp.	34,900	1,708,267

Meiwa Estate Co., Ltd.	187,500	933,380

Menicon Co., Ltd.	19,500	683,831

Micronics Japan Co., Ltd.(a)	54,300	434,099

Mimasu Semiconductor Industry Co., Ltd.	60,400	969,083

Ministop Co., Ltd.(a)	40,400	519,976

Miraca Holdings, Inc.(a)	66,200	1,508,068

Miroku Jyoho Service Co., Ltd.	16,400	447,349

Misawa Homes Co., Ltd.	62,800	642,091

Mitsuba Corp.	97,700	569,521

Mitsubishi Logistics Corp.(a)	55,000	1,397,964

Mitsubishi Research Institute, Inc.	19,100	633,574

Mitsui Mining & Smelting Co., Ltd.	46,064	1,088,146

Mitsui OSK Lines Ltd.(a)	74,700	1,886,940

Mixi, Inc.	98,000	2,061,106

Morito Co., Ltd.	127,900	932,549

Morningstar Japan K.K.(a)	286,860	971,462

MOS Food Services, Inc.(a)	18,900	432,650

MTI Ltd.(a)	77,800	506,789

Musashino Bank Ltd. (The)(a)	27,245	472,675

NAC Co., Ltd.(a)	101,900	909,864

Nagaileben Co., Ltd.	42,400	897,628

Nagase & Co., Ltd.	122,900	1,712,583

Nakabayashi Co., Ltd.(a)	193,000	928,614

Nakanishi, Inc.	48,200	759,515

NEC Networks & System Integration Corp.	41,201	1,117,373

NHK Spring Co., Ltd.(a)	195,100	1,487,508

Nichias Corp.	97,900	1,731,990

Nichiban Co., Ltd.(a)	28,500	420,083

Nichiha Corp.	13,301	363,062

NichiiGakkan Co., Ltd.	53,100	869,646

Nifco, Inc.	75,200	1,795,894

Nihon Chouzai Co., Ltd.	11,400	391,867

Nihon Flush Co., Ltd.(a)	18,600	442,992

Nihon House Holdings Co., Ltd.	188,900	910,635

Nihon Parkerizing Co., Ltd.	34,301	371,654

Nihon Tokushu Toryo Co., Ltd.(a)	47,800	496,687

Nikkiso Co., Ltd.	43,700	465,810

Nikkon Holdings Co., Ltd.	72,000	1,638,862

Nippo Corp.	87,500	1,618,436

Nippon Air Conditioning Services Co., Ltd.(a)	155,600	990,542

Nippon Chemical Industrial Co., Ltd.(a)	22,900	496,246

Nippon Electric Glass Co., Ltd.	79,100	1,759,486

Nippon Kayaku Co., Ltd.(a)	142,199	1,697,309

Nippon Light Metal Holdings Co., Ltd.	804,900	1,444,836

Nippon Paper Industries Co., Ltd.(a)	30,838	501,911

Nippon Pillar Packing Co., Ltd.	93,200	1,040,011

Nippon Piston Ring Co., Ltd.	48,500	567,236

Nippon Shokubai Co., Ltd.(a)	27,600	1,568,022

Nippon Signal Co., Ltd.	53,200	593,654

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Nippon Steel Trading Corp.(a)	55,673	$2,176,437

Nipro Corp.(a)	124,391	1,396,126

Nishi-Nippon Financial Holdings, Inc.	214,900	1,505,244

Nishimatsu Construction Co., Ltd.	95,500	1,776,128

Nissei Plastic Industrial Co., Ltd.(a)	111,300	1,030,870

Nissha Co., Ltd.(a)	45,900	454,859

Nisshin Fudosan Co.	227,400	967,883

Nisshinbo Holdings, Inc.	230,192	1,793,400

Nisso Corp.	26,900	276,280

Noevir Holdings Co., Ltd.	29,300	1,529,049

Nohmi Bosai Ltd.	27,000	515,392

NOK Corp.(a)	148,800	2,205,668

North Pacific Bank Ltd.	630,600	1,336,178

NS Tool Co., Ltd.(a)	39,300	709,091

NTN Corp.(a)	814,400	2,336,007

Ohara, Inc.(a)	22,000	303,715

Oki Electric Industry Co., Ltd.	71,700	975,903

OKUMA Corp.(a)	33,100	1,791,672

Okumura Corp.(a)	68,400	1,825,899

Okuwa Co., Ltd.(a)	47,600	534,247

Open House Co., Ltd.(a)	70,600	1,681,466

Optex Group Co., Ltd.	30,500	453,232

Osaka Organic Chemical Industry Ltd.	95,800	949,357

Osaki Electric Co., Ltd.(a)	87,900	535,981

OSG Corp.	88,900	1,837,637

Pasona Group, Inc.	40,700	584,845

Penta-Ocean Construction Co., Ltd.	330,600	1,829,274

Pepper Food Service Co., Ltd.(a)	28,100	407,427

Qol Holdings Co., Ltd.	27,000	358,501

Quick Co., Ltd.(a)	48,100	603,058

Resorttrust, Inc.	116,600	1,885,883

Restar Holdings Corp.(a)	31,000	502,253

Riken Keiki Co., Ltd.(a)	28,200	541,690

Riken Technos Corp.(a)	218,100	922,246

Riso Kagaku Corp.	43,300	659,867

Rock Field Co., Ltd.(a)	72,800	972,687

Roland DG Corp.	27,200	502,599

Ryoden Corp.	45,500	634,032

Ryosan Co., Ltd.(a)	37,086	941,605

S Foods, Inc.	26,200	722,909

Saizeriya Co., Ltd.	5,201	133,640

Sakai Chemical Industry Co., Ltd.(a)	33,800	789,058

Sakata Seed Corp.	35,500	1,212,075

San-A Co., Ltd.	14,500	639,301

San-In Godo Bank Ltd. (The)	222,887	1,352,893

Sanei Architecture Planning Co., Ltd.	52,300	715,722

Sanken Electric Co., Ltd.(a)	24,600	484,602

Sanoh Industrial Co., Ltd.(a)	134,200	761,181

Sanshin Electronics Co., Ltd.(a)	35,700	497,471

Sanwa Holdings Corp.	220,600	2,465,740

Satori Electric Co., Ltd.(a)	51,000	380,347

Sawai Pharmaceutical Co., Ltd.(a)	32,500	1,678,001

SCREEN Holdings Co., Ltd.	32,700	1,927,356

Seika Corp.(a)	91,000	1,115,660

Seino Holdings Co., Ltd.	139,800	1,748,874

Senko Group Holdings Co., Ltd.(a)	169,300	1,317,430

Senshu Ikeda Holdings, Inc.	619,000	1,071,043

SFP Holdings Co., Ltd.(a)	55,600	1,111,228

Shibaura Mechatronics Corp.	15,900	423,853

Shikoku Electric Power Co., Inc.(a)	204,500	1,928,156

Shindengen Electric Manufacturing Co., Ltd.	23,800	766,357

Shinmaywa Industries Ltd.(a)	118,600	1,384,901

Shoei Foods Corp.(a)	9,400	284,414

Showa Sangyo Co., Ltd.(a)	41,000	1,162,757

Siix Corp.(a)	43,700	593,180

SKY Perfect JSAT Holdings, Inc.	518,900	2,098,166

Sogo Medical Holdings Co., Ltd.	24,700	404,525

Solasto Corp.(a)	65,800	739,736

Sotetsu Holdings, Inc.	63,400	1,656,055

Space Co., Ltd.	95,300	1,111,062

Space Value Holdings Co., Ltd.	103,900	478,762

Sprix Ltd.(a)	27,400	357,981

SRA Holdings	33,600	743,661

ST Corp.(a)	33,400	488,909

Star Mica Holdings Co., Ltd.(a)	24,400	423,317

Stella Chemifa Corp.(a)	18,600	452,630

Sumida Corp.(a)	29,000	268,332

Sumitomo Forestry Co., Ltd.(a)	172,000	2,285,376

Sumitomo Osaka Cement Co., Ltd.(a)	35,900	1,536,317

Sun-Wa Technos Corp.(a)	78,000	622,845

Systena Corp.	32,900	488,896

T-Gaia Corp.	104,400	2,104,905

T. RAD Co., Ltd.	43,800	713,688

Tachi-S Co., Ltd.(a)	68,600	830,246

Tachibana Eletech Co., Ltd.	39,400	597,881

Taiho Kogyo Co., Ltd.(a)	106,100	755,929

Takara Bio, Inc.	46,600	949,032

Takara Printing Co., Ltd.(a)	62,600	967,310

Takasago Thermal Engineering Co., Ltd.(a)	100,901	1,667,446

Takashimaya Co., Ltd.	158,500	1,846,417

Tamura Corp.	90,100	481,034

TDC Soft, Inc.	89,000	653,861

TechMatrix Corp.	17,900	385,080

TechnoPro Holdings, Inc.	24,200	1,433,079

THK Co., Ltd.	127,700	3,347,436

Toa Corp.	52,300	591,354

Toda Corp.	377,300	2,167,969

Toho Bank Ltd. (The)	202,172	475,149

Tokai Carbon Co., Ltd.(a)	118,700	1,193,864

Tokai Corp.	33,600	733,402

Tokai Rika Co., Ltd.	97,522	1,647,700

Tokai Tokyo Financial Holdings, Inc.(a)	543,600	1,498,892

Tokyo Electron Device Ltd.	30,400	570,167

Tokyo Ohka Kogyo Co., Ltd.	37,000	1,372,843

Tokyo Seimitsu Co., Ltd.	54,300	1,595,212

Tokyo Tatemono Co., Ltd.	191,400	2,688,366

Topcon Corp.(a)	56,300	746,499

Torishima Pump Manufacturing Co., Ltd.	114,500	1,034,023

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Toshiba Plant Systems & Services Corp.	84,000	$1,400,583

Tow Co., Ltd.	102,600	699,664

Toyo Ink SC Holdings Co., Ltd.	74,900	1,697,941

Toyo Kanetsu K.K.	52,000	927,171

Toyo Tire Corp.(a)	96,100	1,214,644

Toyoda Gosei Co., Ltd.	100,000	2,001,388

Toyota Boshoku Corp.	180,100	2,517,984

Transcosmos, Inc.	29,100	701,416

TS Tech Co., Ltd.	58,900	1,787,573

Tsubakimoto Chain Co.	53,500	1,710,317

Tsukui Corp.	102,100	403,393

Tsumura & Co.(a)	62,801	1,679,342

Ube Industries Ltd.	110,500	2,227,893

Uchida Yoko Co., Ltd.	22,800	824,872

Ulvac, Inc.	39,300	1,578,182

UMC Electronics Co., Ltd.	24,400	156,910

Uniden Holdings Corp.	33,900	584,369

United Super Markets Holdings, Inc.(a)	67,500	600,833

UNITED, Inc.(a)	32,600	358,049

Universal Entertainment Corp.	34,000	1,097,941

V Technology Co., Ltd.(a)	14,800	718,945

Vital KSK Holdings, Inc.(a)	109,000	1,055,961

Wacoal Holdings Corp.	69,368	1,782,419

Wacom Co., Ltd.(a)	115,400	374,790

Warabeya Nichiyo Holdings Co., Ltd.(a)	53,000	966,088

Weathernews, Inc.	34,100	1,047,532

Wellnet Corp.	75,500	496,697

West Holdings Corp.(a)	41,400	509,480

WIN-Partners Co., Ltd.	57,000	597,030

World Holdings Co., Ltd.(a)	37,100	538,263

Wowow, Inc.	29,600	717,302

YAMADA Consulting Group Co., Ltd.(a)	25,100	392,031

Yamaguchi Financial Group, Inc.(a)	263,300	1,807,713

Yamaichi Electronics Co., Ltd.(a)	58,100	655,859

Yamatane Corp.	38,100	477,682

Yaoko Co., Ltd.	15,600	697,182

Yokohama Reito Co., Ltd.(a)	63,700	610,035

Yorozu Corp.	58,200	700,608

Yuasa Trading Co., Ltd.	23,048	656,839

Yushin Precision Equipment Co., Ltd.	71,500	623,206

Zeon Corp.(a)	130,200	1,586,615

Total Japan		411,473,971

Morocco – 0.1%

Vivo Energy PLC(b)	593,539	914,272

Netherlands – 1.8%

Arcadis N.V.(a)	102,469	1,914,738

BE Semiconductor Industries N.V.	218,529	6,844,643

Brunel International N.V.(a)	23,821	271,643

Corbion N.V.	44,847	1,302,488

ForFarmers N.V.	171,873	1,084,907

Intertrust N.V.(b)	122,318	2,392,318

Koninklijke BAM Groep N.V.(a)	452,559	1,130,826

Koninklijke Volkerwessels N.V.	175,098	3,100,083

Ordina N.V.	320,917	588,471

PostNL N.V.(a)	2,132,472	4,737,985

Sligro Food Group N.V.(a)	47,341	1,339,309

TKH Group N.V. CVA	44,456	2,217,801

Van Lanschot Kempen N.V.	99,815	2,192,689

Total Netherlands		29,117,901

New Zealand – 2.9%

Air New Zealand Ltd.	3,708,587	6,511,315

Chorus Ltd.	755,178	2,391,349

EBOS Group Ltd.	179,958	2,821,067

Freightways Ltd.	287,260	1,462,626

Genesis Energy Ltd.	2,488,581	5,336,790

Heartland Group Holdings Ltd.(a)	1,503,059	1,526,839

Infratil Ltd.	1,104,600	3,407,786

Kathmandu Holdings Ltd.	801,672	1,533,200

Kiwi Property Group Ltd.	3,006,959	3,148,808

Mainfreight Ltd.	69,641	1,742,369

New Zealand King Salmon Investments Ltd.	306,852	459,864

New Zealand Refining Co., Ltd. (The)	117,004	153,338

Port of Tauranga Ltd.	562,839	2,279,916

Scales Corp., Ltd.	34,263	106,349

SKYCITY Entertainment Group Ltd.	1,799,317	4,524,330

Tourism Holdings Ltd.	400,908	1,063,377

Trustpower Ltd.(a)	502,440	2,605,505

Z Energy Ltd.	1,185,769	4,163,805

Total New Zealand		45,238,633

Norway – 3.2%

AF Gruppen ASA(a)	132,666	2,642,822

Atea ASA*	199,008	2,562,631

Austevoll Seafood ASA	299,628	2,844,272

Borregaard ASA	107,503	1,147,683

DNO ASA	1,214,920	1,754,329

Elkem ASA(b)	2,396,954	5,840,728

Entra ASA(b)	247,612	3,886,162

Europris ASA(b)	540,312	1,496,184

Evry A/S(b)	512,348	1,891,852

Fjordkraft Holding ASA(b)	303,707	1,758,208

Grieg Seafood ASA	135,837	1,662,465

Kitron ASA	606,430	618,047

Kongsberg Gruppen ASA	172,031	2,470,853

Kvaerner ASA	1,178,125	1,510,591

Ocean Yield ASA(a)	530,566	2,989,779

Selvaag Bolig ASA	266,977	1,513,250

SpareBank 1 Nord Norge	271,145	2,026,287

SpareBank 1 SMN	286,788	3,109,044

TGS Nopec Geophysical Co. ASA	149,736	3,805,220

Veidekke ASA	292,290	3,284,501

Wallenius Wilhelmsen ASA	378,868	880,667

XXL ASA*(a)(b)	506,118	1,262,238

Total Norway		50,957,813

Portugal – 1.3%

Altri, SGPS, S.A.	373,592	2,482,432

Corticeira Amorim, SGPS, S.A.	147,086	1,598,721

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Navigator Co. S.A. (The)(a)	2,087,872	$7,470,481

REN – Redes Energeticas Nacionais, SGPS, S.A.	1,322,281	3,690,369

Semapa-Sociedade de Investimento e Gestao	137,034	1,747,915

Sonae, SGPS, S.A.	2,930,421	2,731,507

Total Portugal		19,721,425

Singapore – 2.9%

Accordia Golf Trust	4,745,871	1,836,026

AEM Holdings Ltd.(a)	433,800	354,468

Best World International Ltd.†	786,000	766,164

Bukit Sembawang Estates Ltd.	396,600	1,390,925

China Aviation Oil Singapore Corp., Ltd.	1,498,300	1,256,800

Chip Eng Seng Corp., Ltd.	167,360	75,638

CSE Global Ltd.	1,938,800	651,921

First Resources Ltd.	1,412,000	1,633,668

GuocoLand Ltd.	1,009,400	1,467,130

Hi-P International Ltd.(a)	1,005,200	821,373

Hong Leong Finance Ltd.	1,088,100	2,037,876

Hutchison Port Holdings Trust	22,408,700	3,495,757

Keppel Infrastructure Trust	9,259,982	3,548,912

NetLink NBN Trust	7,963,000	5,124,789

Oxley Holdings Ltd.	6,317,300	1,438,968

Raffles Medical Group Ltd.	1,954,800	1,399,416

Riverstone Holdings Ltd.	1,139,800	787,121

SBS Transit Ltd.	425,182	1,260,573

Sheng Siong Group Ltd.	1,309,600	1,051,165

SIA Engineering Co., Ltd.	1,141,100	2,128,887

Singapore Post Ltd.	3,198,900	2,255,353

StarHub Ltd.	5,646,500	5,308,012

Tuan Sing Holdings Ltd.	200	49

UMS Holdings Ltd.(a)	59	26

Wing Tai Holdings Ltd.	1,450,800	2,150,654

Yanlord Land Group Ltd.	3,971,800	3,360,334

Total Singapore		45,602,005

Spain – 2.4%

Acerinox S.A.	339,221	2,902,337

Applus Services S.A.	11,700	151,788

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	825,349	3,179,877

Bolsas y Mercados Espanoles SHMSF S.A.(a)	237,976	6,013,852

Construcciones y Auxiliar de Ferrocarriles S.A.	32,224	1,463,189

Ence Energia y Celulosa S.A.(a)	606,462	2,307,465

Euskaltel S.A.(b)	233,941	2,078,596

Faes Farma S.A.	377,880	1,930,055

Liberbank S.A.	2,644,690	809,614

Mediaset Espana Comunicacion S.A.	553,597	3,569,285

Melia Hotels International S.A.	237,984	1,847,285

Metrovacesa S.A.(b)	178,556	1,720,810

Prosegur Cia de Seguridad S.A.	675,913	2,635,084

Sacyr S.A.(a)	1,058,536	2,711,937

Unicaja Banco S.A.(b)	2,888,785	2,299,028

Viscofan S.A.	57,258	2,684,174

Total Spain		38,304,376

Sweden – 5.1%

AddTech AB Class B	55,330	1,440,629

AF Poyry AB Class B	103,077	2,075,766

Ahlstrom-Munksjo Oyj(a)	137,018	2,097,253

Atrium Ljungberg AB Class B	168,981	3,738,080

Avanza Bank Holding AB	190,168	1,551,184

Beijer Ref AB(a)	72,998	1,661,585

Betsson AB*	325,753	1,578,712

Bilia AB Class A	241,412	1,918,843

BillerudKorsnas AB(a)	147,373	1,596,317

BioArctic AB(a)(b)	70,740	444,277

BioGaia AB Class B	7,751	341,348

Bonava AB Class B	161,491	1,831,364

Bravida Holding AB(b)	221,007	1,940,975

Clas Ohlson AB Class B	163,804	1,573,541

Cloetta AB Class B	401,247	1,153,282

Coor Service Management Holding AB(b)	188,927	1,637,137

Dios Fastigheter AB	281,278	2,457,426

Dometic Group AB(b)	247,922	1,947,136

Duni AB	6,720	76,686

Dustin Group AB(a)(b)	161,682	1,294,982

Fagerhult AB(a)	271,043	1,469,322

Granges AB	113,916	1,164,400

Hemfosa Fastigheter AB	313,429	3,178,234

Hexpol AB(a)	365,978	2,812,166

HIQ International AB*	15,013	74,361

JM AB(a)	142,166	3,637,960

KNOW IT AB	4,043	75,579

Kungsleden AB	311,302	2,830,551

Loomis AB Class B	85,428	3,006,269

Mycronic AB	82,469	1,022,459

NCC AB Class B(a)	165,872	2,766,741

NetEnt AB*	602,744	1,860,557

Nobia AB	463,172	2,689,861

Nobina AB(b)	246,160	1,540,980

Nolato AB Class B	29,688	1,586,738

Peab AB	541,190	4,813,501

Platzer Fastigheter Holding AB Class B	34,076	333,407

Resurs Holding AB(b)	558,055	3,311,840

Rottneros AB	154,633	159,160

Scandi Standard AB	38,477	269,632

Scandic Hotels Group AB(b)	233,951	1,877,385

SkiStar AB	122,283	1,564,582

Thule Group AB(b)	116,377	2,206,300

Wihlborgs Fastigheter AB	185,097	3,012,110

Total Sweden		79,620,618

Switzerland – 1.8%

Allreal Holding AG Registered Shares*	22,602	4,347,454

Ascom Holding AG Registered Shares	64,609	669,967

Bobst Group S.A. Registered Shares(a)	19,480	1,001,203

Cembra Money Bank AG	49,133	5,124,437

Daetwyler Holding AG Bearer Shares	12,400	2,019,516

EFG International AG*	546,378	3,391,746

Galenica AG*(b)	59,739	3,432,828

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Huber + Suhner AG Registered Shares	19,770	$1,272,862

Implenia AG Registered Shares(a)	9,130	343,170

Landis+Gyr Group AG*	27,644	2,479,823

Mobilezone Holding AG Registered Shares*	126,420	1,246,260

Valiant Holding AG Registered Shares	23,792	2,366,912

Total Switzerland		27,696,178

United Kingdom – 17.2%

A.G. Barr PLC	102,692	732,709

Aggreko PLC	336,748	3,447,607

Arrow Global Group PLC	408,874	1,093,366

Ascential PLC(b)	299,700	1,399,723

Balfour Beatty PLC	725,035	1,983,482

BCA Marketplace PLC	1,439,299	4,182,261

Big Yellow Group PLC	201,941	2,585,570

Bodycote PLC	402,156	3,550,807

Bovis Homes Group PLC	468,008	6,424,728

Brewin Dolphin Holdings PLC	705,926	2,755,882

Card Factory PLC	1,051,045	2,173,349

Central Asia Metals PLC	540,026	1,384,186

Charter Court Financial Services Group PLC(b)	414,747	1,546,055

Chesnara PLC	300,641	1,042,901

Clarkson PLC	37,684	1,137,730

Close Brothers Group PLC	276,787	4,805,881

CMC Markets PLC(b)	941,411	1,229,706

Coats Group PLC	1,106,251	1,013,563

Computacenter PLC	103,729	1,652,780

Concentric AB	21,907	267,372

Costain Group PLC	16	31

Countryside Properties PLC(b)	728,383	3,015,889

Cranswick PLC	44,128	1,603,090

Crest Nicholson Holdings PLC	824,175	3,849,240

Daily Mail & General Trust PLC Class A Non-Voting Shares	350,118	3,675,956

Dart Group PLC	8,366	94,331

De La Rue PLC	279,934	770,991

Devro PLC	350,470	819,716

DFS Furniture PLC	415,214	1,130,786

Diploma PLC	102,245	2,095,321

DiscoverIE Group PLC	108,910	577,102

Diversified Gas & Oil PLC	1,657,144	2,246,308

Dixons Carphone PLC	3,378,356	4,952,063

Domino’s Pizza Group PLC	817,625	2,568,268

Drax Group PLC	759,411	2,584,740

Dunelm Group PLC	229,216	2,367,038

Elementis PLC	965,658	1,759,980

EMIS Group PLC	73,165	916,038

Empiric Student Property PLC	1,665,213	1,914,554

Equiniti Group PLC(b)	354,419	946,001

Essentra PLC	483,837	2,537,564

Euromoney Institutional Investor PLC	122,908	2,241,600

FDM Group Holdings PLC(a)	130,102	1,184,799

Ferrexpo PLC	649,210	1,289,234

Forterra PLC(b)	386,252	1,354,158

Galliford Try PLC	440,171	3,631,519

Games Workshop Group PLC	29,958	1,742,493

Gamma Communications PLC(a)	5,407	73,627

Genus PLC	2,285	78,617

Go-Ahead Group PLC (The)	88,667	2,200,583

Greene King PLC	638,434	6,663,704

Halfords Group PLC	686,757	1,440,386

Hammerson PLC	2,318,768	8,103,634

Hastings Group Holdings PLC(b)	1,732,993	4,399,267

Hays PLC	3,084,670	5,732,266

Headlam Group PLC	261,186	1,459,632

Hill & Smith Holdings PLC	88,392	1,361,568

Hilton Food Group PLC	5	61

Hyve Group PLC	24	25

Ibstock PLC(b)	984,834	2,866,548

IntegraFin Holdings PLC	368,148	1,796,528

iomart Group PLC(a)	203,948	903,513

J D Wetherspoon PLC	3,853	73,595

James Fisher & Sons PLC	3,061	77,516

James Halstead PLC	280,847	1,744,282

John Laing Group PLC(b)	589,838	2,667,566

Jupiter Fund Management PLC	1,230,803	5,390,416

Keller Group PLC	185,980	1,299,468

Marshalls PLC	212,284	1,731,775

Marston’s PLC	2,038,225	3,101,954

McCarthy & Stone PLC(b)	843,132	1,507,576

Millennium & Copthorne Hotels PLC	9,053	76,865

MJ Gleeson PLC	11,198	111,498

Moneysupermarket.com Group PLC	624,026	2,909,847

Morgan Advanced Materials PLC	636,142	2,041,321

Morgan Sindall Group PLC	101,828	1,528,378

N Brown Group PLC	849,945	1,173,073

Naked Wines PLC(a)	135,076	414,471

National Express Group PLC	700,210	3,736,221

Northgate PLC	284,364	1,156,391

OneSavings Bank PLC	391,018	1,779,959

Pagegroup PLC	623,150	3,372,650

Paragon Banking Group PLC	494,283	2,938,321

PayPoint PLC	139,740	1,570,478

Pendragon PLC	3,316,798	373,987

Pets at Home Group PLC	830,051	2,129,618

Photo-Me International PLC	1,318,963	1,565,219

Polar Capital Holdings PLC	232,576	1,559,122

Polypipe Group PLC	286,290	1,430,937

Provident Financial PLC	231,297	1,160,631

PZ Cussons PLC	644,370	1,607,965

QinetiQ Group PLC	616,338	2,193,474

Rank Group PLC	869,182	2,030,792

Redde PLC	1,251,338	1,767,159

Redrow PLC	688,066	5,240,043

Renewi PLC	2,966,581	1,104,026

Restaurant Group PLC (The)	794,706	1,392,587

Royal Mail PLC	4,136,472	10,791,138

RPS Group PLC	586,610	1,065,524

RWS Holdings PLC	147,468	1,066,724

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2019

Investments	Shares	Value

Sabre Insurance Group PLC(b)	565,498	$2,055,746

Safestore Holdings PLC	234,149	1,928,901

Saga PLC	4,574,282	2,846,627

Savills PLC	219,165	2,376,677

Senior PLC	666,927	1,541,798

SIG PLC	852,654	1,320,762

Soco International PLC	1,629,206	1,284,909

Softcat PLC	209,652	2,588,708

Sophos Group PLC(b)	175,809	867,681

Spirent Communications PLC	523,515	1,281,223

St. Modwen Properties PLC	15,175	81,159

Stagecoach Group PLC	1,274,135	2,099,245

SThree PLC	377,415	1,409,218

Superdry PLC	208,768	1,059,931

Synthomer PLC	474,265	1,895,912

TalkTalk Telecom Group PLC(a)	1,040,228	1,345,966

TBC Bank Group PLC	77,898	1,186,482

Ted Baker PLC	114,099	1,362,454

Telecom Plus PLC	112,700	1,708,226

TI Fluid Systems PLC(b)	822,968	1,957,296

TP ICAP PLC	1,249,504	5,235,195

TT Electronics PLC	186,214	573,679

Tyman PLC	583,832	1,733,889

U & I Group PLC	344,432	664,678

Ultra Electronics Holdings PLC	94,221	2,347,714

Vesuvius PLC	477,790	2,681,306

Victrex PLC	91,594	2,435,762

Volution Group PLC	14	29

Watkin Jones PLC(a)	560,974	1,555,398

WH Smith PLC	127,376	3,118,902

William Hill PLC	2,825,617	6,533,985

Wincanton PLC	81,493	224,949

XPS Pensions Group PLC	254,304	363,519

Total United Kingdom		269,908,920
TOTAL COMMON STOCKS (Cost: $1,580,940,021)		1,553,114,460

RIGHTS – 0.0%

Australia – 0.0%

Integral Diagnostics Ltd., expiring 10/1/19*	75,361	28,463

Singapore – 0.0%

Chip Eng Seng Corp., Ltd., expiring 10/10/19*	41,840	30
TOTAL RIGHTS (Cost: $0)		28,493

EXCHANGE-TRADED FUNDS – 0.6%

United States – 0.6%

WisdomTree Europe SmallCap Dividend Fund(c)	96,374	5,388,270
WisdomTree Japan SmallCap Dividend Fund(a)(c)	63,537	4,369,440
TOTAL EXCHANGE-TRADED FUNDS (Cost: $9,753,353)		9,757,710

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.9%

United States – 7.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(d)
(Cost: $123,487,062)(e)	123,487,062	123,487,062

TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $1,714,180,436)		1,686,387,725

Other Assets less Liabilities – (7.2)%		(112,822,788)

NET ASSETS – 100.0%		$1,573,564,937

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $766,164, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(e)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $204,470,287. The Fund also had securities on loan having a total market value of $98,162 that were sold and pending settlement.The total market value of the collateral held by the Fund was $216,679,061. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,191,999.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/2/2019	169,048	USD	250,000	AUD	$435	$—
Barclays Bank PLC	10/1/2019	770,176	USD	625,000	GBP	—	(11)
						$435	$(11)

CURRENCY LEGEND
AUD	Australian dollar
GBP	British pound
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

COMMON STOCKS – 98.8%

Japan – 98.8%

Air Freight & Logistics – 0.3%

Kintetsu World Express, Inc.	29,300	$411,542

Konoike Transport Co., Ltd.	25,900	382,239

Maruwa Unyu Kikan Co., Ltd.(a)	12,400	307,605

SBS Holdings, Inc.	14,000	202,859

Total Air Freight & Logistics		1,304,245

Auto Components – 6.5%

Aisan Industry Co., Ltd.	63,300	537,091

Daido Metal Co., Ltd.(a)	47,900	282,769

Daikyonishikawa Corp.	59,400	435,847

Eagle Industry Co., Ltd.	53,900	491,746

Exedy Corp.(a)	43,425	847,405

FCC Co., Ltd.	25,000	481,147

Futaba Industrial Co., Ltd.	26,700	185,535

G-Tekt Corp.(a)	24,400	378,615

H-One Co., Ltd.	17,900	105,007

Ichikoh Industries Ltd.	21,000	156,614

Kasai Kogyo Co., Ltd.(a)	43,500	310,729

Keihin Corp.	44,721	655,867

Mitsuba Corp.	32,100	187,120

Musashi Seimitsu Industry Co., Ltd.(a)	39,900	506,157

NHK Spring Co., Ltd.(a)	154,000	1,174,148

Nifco, Inc.	50,572	1,207,738

Nihon Tokushu Toryo Co., Ltd.	16,000	166,255

Nippon Piston Ring Co., Ltd.	11,900	139,177

Nissin Kogyo Co., Ltd.	49,900	698,577

NOK Corp.(a)	115,500	1,712,061

Pacific Industrial Co., Ltd.	29,100	425,158

Piolax, Inc.(a)	20,600	352,626

Press Kogyo Co., Ltd.	68,400	284,802

Sanoh Industrial Co., Ltd.(a)	69,100	391,934

Shoei Co., Ltd.(a)	6,400	268,258

Showa Corp.	41,000	590,673

Sumitomo Riko Co., Ltd.(a)	46,400	370,513

Sumitomo Rubber Industries Ltd.	242,600	2,877,753

T. RAD Co., Ltd.	6,900	112,430

Tachi-S Co., Ltd.	18,800	227,531

Taiho Kogyo Co., Ltd.	38,200	272,163

Tokai Rika Co., Ltd.	66,258	1,119,474

Topre Corp.	39,100	616,483

Toyo Tire Corp.(a)	77,400	978,287

Toyoda Gosei Co., Ltd.	80,800	1,617,121

Toyota Boshoku Corp.	155,500	2,174,050

TPR Co., Ltd.	24,000	382,179

TS Tech Co., Ltd.	43,400	1,317,159

Unipres Corp.	30,903	484,097

Yokohama Rubber Co., Ltd. (The)	101,100	2,021,532

Yorozu Corp.	22,700	273,261

Total Auto Components		27,817,089

Automobiles – 0.1%

Nissan Shatai Co., Ltd.(a)	45,500	368,378

Banks – 7.8%

77 Bank Ltd. (The)(a)	42,800	634,822

Aomori Bank Ltd. (The)(a)	15,462	376,267

Aozora Bank Ltd.	145,800	3,645,169

Awa Bank Ltd. (The)(a)	18,675	421,105

Bank of Kyoto Ltd. (The)(a)	22,800	891,325

Bank of Nagoya Ltd. (The)	12,469	366,311

Bank of Okinawa Ltd. (The)	12,480	390,884

Bank of the Ryukyus Ltd.	34,108	350,942

Chugoku Bank Ltd. (The)(a)	77,700	729,729

Daishi Hokuetsu Financial Group, Inc.(a)	23,355	587,360

Ehime Bank Ltd. (The)(a)	20,699	208,187

FIDEA Holdings Co., Ltd.	310,200	332,947

Fukui Bank Ltd. (The)(a)	18,648	245,879

Gunma Bank Ltd. (The)	285,300	923,942

Hachijuni Bank Ltd. (The)(a)	292,300	1,190,025

Hiroshima Bank Ltd. (The)(a)	188,400	930,887

Hokkoku Bank Ltd. (The)	13,562	351,489

Hokuhoku Financial Group, Inc.	94,100	909,873

Hyakugo Bank Ltd. (The)	160,600	512,672

Hyakujushi Bank Ltd. (The)	29,300	601,860

Iyo Bank Ltd. (The)(a)	137,000	716,216

Jimoto Holdings, Inc.	220,300	201,802

Juroku Bank Ltd. (The)(a)	22,200	486,212

Kansai Mirai Financial Group, Inc.	130,600	820,517

Keiyo Bank Ltd. (The)	114,142	674,871

Kiyo Bank Ltd. (The)	32,090	498,534

Kyushu Financial Group, Inc.(a)	263,900	1,074,402

Mebuki Financial Group, Inc.	988,800	2,433,688

Michinoku Bank Ltd. (The)(a)	18,500	266,866

Musashino Bank Ltd. (The)(a)	31,200	541,291

Nanto Bank Ltd. (The)	19,500	455,767

Nishi-Nippon Financial Holdings, Inc.	102,800	720,052

North Pacific Bank Ltd.	314,315	666,002

Ogaki Kyoritsu Bank Ltd. (The)	27,142	600,477

San ju San Financial Group, Inc.(a)	23,600	350,479

San-In Godo Bank Ltd. (The)	117,200	711,387

Senshu Ikeda Holdings, Inc.	388,640	672,456

Seven Bank Ltd.(a)	967,000	2,648,457

Shiga Bank Ltd. (The)(a)	23,184	526,641

Shikoku Bank Ltd. (The)(a)	36,200	328,254

Tochigi Bank Ltd. (The)	105,743	190,792

Toho Bank Ltd. (The)	228,500	537,025

Tokyo Kiraboshi Financial Group, Inc.(a)	26,300	340,689

TOMONY Holdings, Inc.	73,577	238,279

Towa Bank Ltd. (The)	44,700	327,159

Yamagata Bank Ltd. (The)(a)	21,000	283,498

Yamaguchi Financial Group, Inc.(a)	145,200	996,885

Yamanashi Chuo Bank Ltd. (The)(a)	26,400	251,114

Total Banks		33,161,487

Beverages – 0.3%

Sapporo Holdings Ltd.	30,898	770,199

Takara Holdings, Inc.	61,411	607,433

Total Beverages		1,377,632

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Biotechnology – 0.0%

Takara Bio, Inc.	6,200	$126,266

Building Products – 1.9%

Aica Kogyo Co., Ltd.(a)	31,215	918,471

Bunka Shutter Co., Ltd.	36,000	307,786

Central Glass Co., Ltd.	24,486	513,169

Eidai Co., Ltd.	59,500	180,578

Maeda Kosen Co., Ltd.(a)	6,400	90,367

Nichias Corp.	43,713	773,345

Nichiha Corp.	14,800	403,979

Nihon Flush Co., Ltd.(a)	6,100	145,282

Nippon Sheet Glass Co., Ltd.(a)	81,200	485,359

Nitto Boseki Co., Ltd.(a)	17,899	550,675

Noritz Corp.	26,900	311,873

Okabe Co., Ltd.	31,000	245,820

Sanwa Holdings Corp.	113,766	1,271,611

Shin Nippon Air Technologies Co., Ltd.(a)	23,100	382,382

Sinko Industries Ltd.	18,600	299,975

Takara Standard Co., Ltd.	29,931	493,242

Takasago Thermal Engineering Co., Ltd.	41,572	687,001

Total Building Products		8,060,915

Capital Markets – 1.7%

GCA Corp.	48,500	347,791

GMO Financial Holdings, Inc.	118,600	655,140

Ichiyoshi Securities Co., Ltd.(a)	36,288	227,986

IwaiCosmo Holdings, Inc.(a)	43,000	443,627

Kyokuto Securities Co., Ltd.	9,400	74,887

Marusan Securities Co., Ltd.(a)	28,200	129,943

Matsui Securities Co., Ltd.(a)	442,700	3,719,376

Monex Group, Inc.(a)	51,294	147,605

Morningstar Japan K.K.	38,144	129,176

Okasan Securities Group, Inc.	145,300	514,919

Sparx Group Co., Ltd.(a)	190,100	437,982

Tokai Tokyo Financial Holdings, Inc.(a)	193,900	534,649

Total Capital Markets		7,363,081

Chemicals – 9.0%

Achilles Corp.	6,900	107,770

ADEKA Corp.	63,225	783,914

Air Water, Inc.	95,500	1,707,203

Arakawa Chemical Industries Ltd.	6,400	86,873

Asahi Yukizai Corp.(a)	18,700	223,725

C.I. Takiron Corp.	73,300	424,574

Chugoku Marine Paints Ltd.(a)	55,900	456,717

Daicel Corp.(a)	229,700	1,940,468

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.(a)	13,642	400,140

Denka Co., Ltd.(a)	63,500	1,745,626

DIC Corp.	81,500	2,260,810

DKS Co., Ltd.(a)	5,900	155,805

Fujimi, Inc.(a)	23,600	553,778

Fujimori Kogyo Co., Ltd.	6,200	183,289

Fuso Chemical Co., Ltd.(a)	18,800	417,314

Harima Chemicals Group, Inc.(a)	18,500	208,323

JCU Corp.	15,700	316,106

JSP Corp.(a)	18,623	306,549

Kaneka Corp.(a)	37,200	1,158,251

KH Neochem Co., Ltd.	15,000	326,579

Koatsu Gas Kogyo Co., Ltd.	19,800	147,298

Konishi Co., Ltd.	17,500	238,515

Kumiai Chemical Industry Co., Ltd.(a)	49,224	424,035

Kureha Corp.(a)	8,964	533,320

Lintec Corp.	56,765	1,122,432

Mitsubishi Gas Chemical Co., Inc.	247,100	3,296,953

Moriroku Holdings Co., Ltd.(a)	18,700	422,534

Nihon Nohyaku Co., Ltd.(a)	79,500	360,444

Nihon Parkerizing Co., Ltd.	54,600	591,595

Nippon Chemical Industrial Co., Ltd.(a)	6,100	132,188

Nippon Kayaku Co., Ltd.(a)	89,200	1,064,705

Nippon Pillar Packing Co., Ltd.	19,900	222,062

Nippon Shokubai Co., Ltd.(a)	19,500	1,107,842

Nippon Soda Co., Ltd.	15,118	365,098

NOF Corp.(a)	35,700	1,174,309

Okamoto Industries, Inc.(a)	10,987	403,594

Osaka Soda Co., Ltd.(a)	17,900	458,618

Riken Technos Corp.(a)	33,400	141,233

Sakai Chemical Industry Co., Ltd.(a)	7,800	182,090

Sakata INX Corp.	43,400	449,360

Sanyo Chemical Industries Ltd.	10,835	466,183

Sekisui Plastics Co., Ltd.(a)	43,200	299,392

Shikoku Chemicals Corp.(a)	29,900	312,902

Stella Chemifa Corp.(a)	5,400	131,409

Sumitomo Bakelite Co., Ltd.	18,618	726,976

Sumitomo Seika Chemicals Co., Ltd.(a)	7,900	233,181

T Hasegawa Co., Ltd.(a)	19,600	361,804

Taiyo Holdings Co., Ltd.	20,091	675,742

Takasago International Corp.	6,200	150,016

Tayca Corp.(a)	8,300	150,141

Toagosei Co., Ltd.	68,400	769,599

Tokai Carbon Co., Ltd.(a)	101,100	1,016,847

Tokuyama Corp.	28,400	650,907

Tokyo Ohka Kogyo Co., Ltd.	26,700	990,673

Toyo Ink SC Holdings Co., Ltd.	47,202	1,070,043

Toyobo Co., Ltd.	54,653	716,570

Ube Industries Ltd.	80,793	1,628,942

Valqua Ltd.(a)	18,237	366,681

Zeon Corp.(a)	70,000	853,019

Total Chemicals		38,173,066

Commercial Services & Supplies – 1.8%

Aeon Delight Co., Ltd.	18,700	586,565

Bell System24 Holdings, Inc.(a)	31,100	475,097

Central Security Patrols Co., Ltd.(a)	2,200	111,959

Daiseki Co., Ltd.	12,807	326,944

Itoki Corp.	26,300	108,777

Kokuyo Co., Ltd.	42,403	591,661

Mitsubishi Pencil Co., Ltd.	17,900	283,717

NAC Co., Ltd.(a)	18,000	160,722

Nichiban Co., Ltd.(a)	6,700	98,756

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Nippon Kanzai Co., Ltd.	23,100	$399,054

Nippon Parking Development Co., Ltd.	214,600	337,562

Okamura Corp.	43,376	422,623

Park24 Co., Ltd.	80,700	1,872,733

Pilot Corp.	6,900	255,378

Prestige International, Inc.	17,000	134,962

Relia, Inc.	36,700	457,073

Sato Holdings Corp.(a)	16,138	435,722

Toppan Forms Co., Ltd.(a)	56,100	530,504

Uchida Yoko Co., Ltd.	4,800	173,657

Total Commercial Services & Supplies		7,763,466

Communications Equipment – 0.0%

Uniden Holdings Corp.	6,200	106,876

Construction & Engineering – 5.1%

Asanuma Corp.(a)	8,100	287,800

Daiho Corp.	6,100	160,973

Hazama Ando Corp.	140,900	1,048,194

Kandenko Co., Ltd.	92,538	827,127

Kumagai Gumi Co., Ltd.	26,100	742,609

Kyowa Exeo Corp.(a)	54,466	1,320,388

Kyudenko Corp.	40,590	1,352,061

Maeda Corp.	73,387	639,654

Maeda Road Construction Co., Ltd.	55,794	1,213,194

Meisei Industrial Co., Ltd.(a)	53,300	361,498

Mirait Holdings Corp.(a)	42,700	643,611

Nippo Corp.	43,358	801,968

Nippon Densetsu Kogyo Co., Ltd.	18,800	388,612

Nippon Koei Co., Ltd.	8,600	250,659

Nishimatsu Construction Co., Ltd.	47,407	881,685

Nittoc Construction Co., Ltd.	76,100	446,425

Okumura Corp.	33,570	896,132

OSJB Holdings Corp.	71,100	161,838

Penta-Ocean Construction Co., Ltd.	180,893	1,000,916

PS Mitsubishi Construction Co., Ltd.	62,700	418,870

Raito Kogyo Co., Ltd.	29,400	385,743

Sanki Engineering Co., Ltd.	36,900	437,030

Seikitokyu Kogyo Co., Ltd.	34,300	231,364

Shinnihon Corp.	18,700	130,636

SHO-BOND Holdings Co., Ltd.	18,400	645,256

Sumitomo Densetsu Co., Ltd.	22,600	460,260

Sumitomo Mitsui Construction Co., Ltd.	111,260	583,710

Taihei Dengyo Kaisha Ltd.	15,900	351,028

Taikisha Ltd.	16,965	510,951

Tekken Corp.	14,100	360,083

Toa Corp.	7,500	90,493

Toda Corp.	192,649	1,106,963

Tokyo Energy & Systems, Inc.(a)	14,800	120,372

Tokyu Construction Co., Ltd.	68,400	522,770

Toshiba Plant Systems & Services Corp.	35,900	598,582

Totetsu Kogyo Co., Ltd.(a)	16,679	493,078

Toyo Construction Co., Ltd.	42,000	181,485

Yokogawa Bridge Holdings Corp.(a)	16,000	239,982

Yurtec Corp.	37,800	229,441

Total Construction & Engineering		21,523,441

Construction Materials – 0.4%

Asia Pile Holdings Corp.(a)	21,800	103,881

Krosaki Harima Corp.(a)	7,000	365,950

Shinagawa Refractories Co., Ltd.	6,900	168,358

Sumitomo Osaka Cement Co., Ltd.(a)	20,440	874,717

Total Construction Materials		1,512,906

Consumer Finance – 0.9%

Credit Saison Co., Ltd.	142,500	1,910,548

J Trust Co., Ltd.(a)	33,000	121,222

Jaccs Co., Ltd.	31,000	653,990

Orient Corp.(a)	702,500	942,517

Total Consumer Finance		3,628,277

Containers & Packaging – 0.4%

FP Corp.	11,400	710,951

Fuji Seal International, Inc.	10,310	260,338

Pack Corp. (The)(a)	6,200	209,392

Rengo Co., Ltd.	87,600	630,606

Total Containers & Packaging		1,811,287

Distributors – 0.2%

Arata Corp.(a)	6,400	234,800

Doshisha Co., Ltd.(a)	24,300	383,134

Happinet Corp.	23,100	270,809

Total Distributors		888,743

Diversified Consumer Services – 0.5%

Benesse Holdings, Inc.	33,700	874,968

Meiko Network Japan Co., Ltd.(a)	22,286	181,258

Riso Kyoiku Co., Ltd.(a)	80,700	327,803

Sprix Ltd.(a)	6,300	82,310

Studio Alice Co., Ltd.	14,060	260,970

Tokyo Individualized Educational Institute, Inc.(a)	30,600	263,317

Total Diversified Consumer Services		1,990,626

Diversified Financial Services – 1.0%

eGuarantee, Inc.	6,600	90,931

Financial Products Group Co., Ltd.(a)	102,600	1,025,288

Fuyo General Lease Co., Ltd.(a)	20,200	1,211,159

IBJ Leasing Co., Ltd.(a)	29,100	786,770

Japan Securities Finance Co., Ltd.	88,800	413,291

NEC Capital Solutions Ltd.	16,300	327,433

Ricoh Leasing Co., Ltd.	14,000	452,094

Total Diversified Financial Services		4,306,966

Diversified Telecommunication Services – 0.1%

ARTERIA Networks Corp.	20,600	277,145

Internet Initiative Japan, Inc.	15,100	343,007

Total Diversified Telecommunication Services		620,152

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.(a)	63,800	335,898

Okinawa Electric Power Co., Inc. (The)	38,125	599,699

Shikoku Electric Power Co., Inc.(a)	131,700	1,241,752

Total Electric Utilities		2,177,349

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Electrical Equipment – 1.6%

Daihen Corp.	15,200	$459,200

Denyo Co., Ltd.	18,800	305,984

Fujikura Ltd.(a)	114,115	437,137

Furukawa Electric Co., Ltd.	34,900	839,279

GS Yuasa Corp.	35,500	613,264

Helios Techno Holding Co., Ltd.	17,100	87,656

Idec Corp.(a)	14,736	267,382

Mabuchi Motor Co., Ltd.	43,600	1,623,780

Nippon Carbon Co., Ltd.(a)	5,900	208,267

Nissin Electric Co., Ltd.(a)	55,765	676,455

Nitto Kogyo Corp.	18,700	354,015

Sanyo Denki Co., Ltd.	6,200	270,775

SEC Carbon Ltd.(a)	1,900	143,632

Sinfonia Technology Co., Ltd.	19,200	212,652

Tatsuta Electric Wire and Cable Co., Ltd.(a)	55,900	238,962

Toyo Tanso Co., Ltd.	7,100	152,610

Total Electrical Equipment		6,891,050

Electronic Equipment, Instruments & Components – 5.3%

Ai Holdings Corp.	28,900	493,366

Amano Corp.	43,435	1,322,241

Anritsu Corp.(a)	39,400	772,506

Canon Electronics, Inc.	42,800	725,907

Citizen Watch Co., Ltd.(a)	217,600	1,063,084

CMK Corp.(a)	31,100	166,039

CONEXIO Corp.	24,900	313,108

Daitron Co., Ltd.	8,300	100,760

Daiwabo Holdings Co., Ltd.	16,639	689,731

Dexerials Corp.(a)	73,700	545,547

Elematec Corp.	35,354	324,835

Enplas Corp.	7,800	252,602

ESPEC Corp.	18,500	321,642

FTGroup Co., Ltd.(a)	18,100	234,467

Furuno Electric Co., Ltd.	13,000	113,190

Hakuto Co., Ltd.	24,334	263,886

Hioki EE Corp.	6,300	212,477

Hochiki Corp.	11,900	162,631

Horiba Ltd.	23,700	1,368,383

Ibiden Co., Ltd.(a)	56,100	1,129,008

Iriso Electronics Co., Ltd.(a)	6,300	301,957

Japan Aviation Electronics Industry Ltd.	43,400	614,808

Japan Cash Machine Co., Ltd.(a)	11,300	95,774

Kaga Electronics Co., Ltd.(a)	31,100	556,246

Koa Corp.(a)	21,247	261,078

Kyosan Electric Manufacturing Co., Ltd.(a)	60,800	207,027

Macnica Fuji Electronics Holdings, Inc.(a)	46,000	590,775

Meiko Electronics Co., Ltd.(a)	12,400	170,841

Nippon Electric Glass Co., Ltd.	75,100	1,670,510

Nippon Signal Co., Ltd.	33,600	374,940

Nissha Co., Ltd.(a)	31,100	308,194

Nohmi Bosai Ltd.	18,491	352,967

Ohara, Inc.(a)	11,100	153,238

Oki Electric Industry Co., Ltd.	68,200	928,265

Optex Group Co., Ltd.	18,600	276,397

Osaki Electric Co., Ltd.	24,200	147,562

Restar Holdings Corp.(a)	31,000	502,253

Riken Keiki Co., Ltd.	9,300	178,643

Ryoden Corp.	18,561	258,643

Ryosan Co., Ltd.(a)	31,000	787,083

Sanshin Electronics Co., Ltd.	20,600	287,056

Satori Electric Co., Ltd.(a)	23,000	171,529

Siix Corp.(a)	21,500	291,839

Sumida Corp.(a)	13,100	121,212

Tachibana Eletech Co., Ltd.(a)	26,700	405,163

Taiyo Yuden Co., Ltd.(a)	31,100	756,529

Tamura Corp.	30,900	164,972

Topcon Corp.(a)	40,400	535,676

UMC Electronics Co., Ltd.	9,000	57,876

V Technology Co., Ltd.(a)	6,000	291,464

Total Electronic Equipment, Instruments & Components		22,395,927

Energy Equipment & Services – 0.2%

Modec, Inc.(a)	20,004	486,611

Raiznext Corp.	38,600	393,590

Toyo Kanetsu K.K.	9,400	167,604

Total Energy Equipment & Services		1,047,805

Entertainment – 1.5%

Akatsuki, Inc.(a)	2,700	166,884

Amuse, Inc.	6,200	155,294

Avex, Inc.(a)	40,099	469,723

Capcom Co., Ltd.	43,526	1,153,041

Daiichikosho Co., Ltd.	25,700	1,186,611

GungHo Online Entertainment, Inc.(a)	18,749	425,030

Koei Tecmo Holdings Co., Ltd.	71,800	1,559,238

Marvelous, Inc.	43,500	335,281

Toei Animation Co., Ltd.	11,800	535,545

Toei Co., Ltd.(a)	3,231	458,005

Total Entertainment		6,444,652

Food & Staples Retailing – 2.7%

Ain Holdings, Inc.(a)	6,200	360,842

Arcs Co., Ltd.	31,094	649,931

Axial Retailing, Inc.	8,000	290,909

Cawachi Ltd.	15,400	296,957

Cocokara fine, Inc.	6,100	328,494

Cosmos Pharmaceutical Corp.(a)	2,700	528,383

Create SD Holdings Co., Ltd.	20,700	482,665

Heiwado Co., Ltd.(a)	25,063	470,301

Japan Meat Co., Ltd.(a)	10,000	208,374

Kato Sangyo Co., Ltd.	14,316	443,753

Kobe Bussan Co., Ltd.	9,800	475,151

Kusuri no Aoki Holdings Co., Ltd.(a)	2,100	143,012

Life Corp.	18,700	372,702

Mitsubishi Shokuhin Co., Ltd.(a)	22,500	563,151

Nihon Chouzai Co., Ltd.	6,100	209,683

Okuwa Co., Ltd.	43,700	490,475

Qol Holdings Co., Ltd.	14,800	196,512

San-A Co., Ltd.	8,300	365,945

Shoei Foods Corp.(a)	5,600	169,438

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Sogo Medical Holdings Co., Ltd.	6,100	$99,903

Sugi Holdings Co., Ltd.	18,700	1,012,214

Sundrug Co., Ltd.	57,700	1,815,221

United Super Markets Holdings, Inc.(a)	46,900	417,467

Valor Holdings Co., Ltd.	24,991	420,852

Yaoko Co., Ltd.	8,300	370,937

Yokohama Reito Co., Ltd.(a)	35,300	338,057

Total Food & Staples Retailing		11,521,329

Food Products – 2.6%

Ariake Japan Co., Ltd.(a)	6,228	485,216

Chubu Shiryo Co., Ltd.	13,800	149,141

Feed One Co., Ltd.	129,700	194,415

Fuji Oil Holdings, Inc.(a)	28,300	819,607

Fujicco Co., Ltd.	18,700	337,232

Hokuto Corp.	25,191	462,447

Itoham Yonekyu Holdings, Inc.	163,900	1,028,214

Kagome Co., Ltd.	31,800	802,981

Kameda Seika Co., Ltd.(a)	6,000	263,983

Kotobuki Spirits Co., Ltd.	6,200	406,736

Marudai Food Co., Ltd.	13,400	283,561

Maruha Nichiro Corp.	12,032	303,263

Megmilk Snow Brand Co., Ltd.	19,700	474,112

Mitsui Sugar Co., Ltd.	27,798	573,836

Morinaga & Co., Ltd.	14,087	684,310

Morinaga Milk Industry Co., Ltd.	13,582	517,769

Nippon Flour Mills Co., Ltd.(a)	31,483	492,017

Nippon Suisan Kaisha Ltd.	78,700	444,929

Nisshin Oillio Group Ltd. (The)	18,500	580,291

Prima Meat Packers Ltd.(a)	31,100	618,403

S Foods, Inc.(a)	10,200	281,438

Sakata Seed Corp.	8,400	286,801

Showa Sangyo Co., Ltd.(a)	18,000	510,479

Warabeya Nichiyo Holdings Co., Ltd.	8,300	151,293

Total Food Products		11,152,474

Gas Utilities – 0.3%

Nippon Gas Co., Ltd.	24,600	693,102

Saibu Gas Co., Ltd.(a)	14,900	326,745

Shizuoka Gas Co., Ltd.	18,692	158,426

Total Gas Utilities		1,178,273

Health Care Equipment & Supplies – 1.1%

Eiken Chemical Co., Ltd.	18,470	279,079

Hogy Medical Co., Ltd.	10,900	311,645

Jeol Ltd.(a)	13,200	313,038

Mani, Inc.(a)	18,200	478,429

Menicon Co., Ltd.	6,100	213,916

Nagaileben Co., Ltd.	18,626	394,321

Nakanishi, Inc.	31,100	490,061

Nihon Kohden Corp.	19,600	575,804

Nikkiso Co., Ltd.	18,600	198,262

Nipro Corp.(a)	73,900	829,431

Paramount Bed Holdings Co., Ltd.	15,721	570,945

Total Health Care Equipment & Supplies		4,654,931

Health Care Providers & Services – 1.3%

As One Corp.(a)	6,300	521,721

BML, Inc.	12,400	333,420

Japan Lifeline Co., Ltd.(a)	31,100	498,406

Miraca Holdings, Inc.(a)	50,800	1,157,248

NichiiGakkan Co., Ltd.	34,700	568,300

Ship Healthcare Holdings, Inc.	17,207	731,586

Solasto Corp.(a)	43,500	489,035

Toho Holdings Co., Ltd.	19,700	455,884

Tokai Corp.	9,200	200,813

Tsukui Corp.	25,400	100,354

Vital KSK Holdings, Inc.(a)	33,400	323,570

WIN-Partners Co., Ltd.	24,100	252,429

Total Health Care Providers & Services		5,632,766

Health Care Technology – 0.0%

EM Systems Co., Ltd.(a)	10,400	195,153

Hotels, Restaurants & Leisure – 2.3%

Aeon Fantasy Co., Ltd.	7,500	205,691

Create Restaurants Holdings, Inc.	18,500	301,272

Doutor Nichires Holdings Co., Ltd.	18,653	369,694

Fuji Kyuko Co., Ltd.(a)	6,101	252,903

Hiday Hidaka Corp.(a)	19,298	372,657

HIS Co., Ltd.	15,200	377,345

Ichibanya Co., Ltd.	12,536	589,247

KOMEDA Holdings Co., Ltd.	24,600	458,199

Koshidaka Holdings Co., Ltd.	13,900	220,702

Kura Sushi, Inc.(a)	4,400	182,188

Kyoritsu Maintenance Co., Ltd.(a)	6,400	273,884

MOS Food Services, Inc.(a)	13,700	313,614

Ohsho Food Service Corp.(a)	9,400	607,967

Pepper Food Service Co., Ltd.(a)	6,400	92,795

Plenus Co., Ltd.	31,268	523,665

Renaissance, Inc.(a)	7,300	108,276

Resorttrust, Inc.	56,108	907,488

Round One Corp.	25,437	380,113

Royal Holdings Co., Ltd.(a)	9,000	227,425

Saizeriya Co., Ltd.	7,100	182,435

SFP Holdings Co., Ltd.(a)	8,300	165,885

St. Marc Holdings Co., Ltd.	16,000	352,200

Sushiro Global Holdings Ltd.	6,300	423,789

Tokyo Dome Corp.(a)	43,500	418,598

Tokyotokeiba Co., Ltd.	8,142	247,857

Tosho Co., Ltd.(a)	6,200	136,535

Yoshinoya Holdings Co., Ltd.(a)	23,500	531,645

Zensho Holdings Co., Ltd.(a)	23,600	508,795

Total Hotels, Restaurants & Leisure		9,732,864

Household Durables – 4.1%

Casio Computer Co., Ltd.(a)	186,000	2,882,720

Cleanup Corp.	43,400	216,448

ES-Con Japan Ltd.	66,700	507,926

FJ Next Co., Ltd.(a)	22,800	219,614

France Bed Holdings Co., Ltd.	3,600	33,643

Fujitsu General Ltd.(a)	37,800	629,213

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Haseko Corp.(a)	447,800	$5,212,421

Hinokiya Group Co., Ltd.	11,000	195,420

Hoosiers Holdings(a)	43,500	255,989

JVCKenwood Corp.	100,100	295,461

Ki-Star Real Estate Co., Ltd.(a)	16,600	294,599

Misawa Homes Co., Ltd.	31,100	317,978

Nihon House Holdings Co., Ltd.	67,000	322,989

Pressance Corp.(a)	32,300	520,626

Sanei Architecture Planning Co., Ltd.	17,300	236,749

Sangetsu Corp.(a)	36,600	688,144

Space Value Holdings Co., Ltd.	67,600	311,495

Starts Corp., Inc.	30,300	739,592

Sumitomo Forestry Co., Ltd.(a)	105,700	1,404,443

Tama Home Co., Ltd.	31,100	400,566

Tamron Co., Ltd.	19,066	408,929

Toa Corp.	18,552	209,767

Token Corp.	8,100	496,905

Zojirushi Corp.(a)	38,500	508,346

Total Household Durables		17,309,983

Household Products – 0.2%

Earth Corp.	10,000	512,607

ST Corp.	8,700	127,350

Total Household Products		639,957

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co., Ltd.(a)	10,500	123,775

West Holdings Corp.(a)	14,700	180,902

Total Independent Power & Renewable Electricity Producers		304,677

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	44,700	227,067

Nisshinbo Holdings, Inc.	125,500	977,756

TOKAI Holdings Corp.	83,800	783,917

Total Industrial Conglomerates		1,988,740

Interactive Media & Services – 0.7%

Dip Corp.(a)	33,300	808,505

LIFULL Co., Ltd.(a)	23,200	150,910

Mixi, Inc.	80,800	1,699,361

MTI Ltd.(a)	28,000	182,392

Total Interactive Media & Services		2,841,168

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	13,865	374,480

Belluna Co., Ltd.	39,584	251,257

Total Internet & Direct Marketing Retail		625,737

IT Services – 1.7%

Comture Corp.	8,800	165,618

Digital Garage, Inc.(a)	6,200	197,058

DTS Corp.	22,382	465,554

Future Corp.	18,700	325,466

GMO Internet, Inc.(a)	38,572	662,407

Ines Corp.	11,700	126,337

Infocom Corp.	12,500	291,696

Information Services International-Dentsu Ltd.	13,100	409,091

Itfor, Inc.	12,500	94,842

JBCC Holdings, Inc.(a)	11,700	166,176

Kanematsu Electronics Ltd.(a)	18,500	527,226

LAC Co., Ltd.(a)	6,100	74,560

Mitsubishi Research Institute, Inc.(a)	8,600	285,274

NEC Networks & System Integration Corp.	29,579	802,184

NET One Systems Co., Ltd.(a)	23,958	645,752

NS Solutions Corp.(a)	31,080	1,013,713

NSD Co., Ltd.	18,800	540,125

TDC Soft, Inc.	12,000	88,161

TechMatrix Corp.	6,400	137,682

Transcosmos, Inc.	14,300	344,682

Total IT Services		7,363,604

Leisure Products – 0.8%

Furyu Corp.	21,900	186,223

GLOBERIDE, Inc.(a)	6,100	157,418

Heiwa Corp.(a)	76,400	1,572,889

Mizuno Corp.	16,323	422,895

Tomy Co., Ltd.	39,300	449,091

Universal Entertainment Corp.	24,100	778,247

Total Leisure Products		3,566,763

Life Sciences Tools & Services – 0.0%

EPS Holdings, Inc.	11,700	138,679

Machinery – 6.8%

Aichi Corp.	43,500	277,724

Aida Engineering Ltd.	56,000	452,353

Anest Iwata Corp.(a)	15,900	139,470

Asahi Diamond Industrial Co., Ltd.(a)	24,300	138,504

Bando Chemical Industries Ltd.	32,993	251,550

CKD Corp.(a)	34,541	410,369

DMG Mori Co., Ltd.	68,300	967,544

Ebara Corp.	37,600	1,000,927

Fujitec Co., Ltd.	49,561	638,343

Furukawa Co., Ltd.	34,200	459,797

Giken Ltd.(a)	9,300	294,296

Glory Ltd.(a)	26,400	740,153

Harmonic Drive Systems, Inc.(a)	17,200	747,999

Hirata Corp.(a)	4,600	299,644

Hitachi Zosen Corp.	116,900	379,661

Hokuetsu Industries Co., Ltd.	21,118	242,884

Hosokawa Micron Corp.	1,800	62,373

Iwaki Co., Ltd.	10,600	95,334

Japan Steel Works Ltd. (The)(a)	41,204	791,483

Juki Corp.	25,000	208,883

Kato Works Co., Ltd.(a)	16,300	285,203

Kito Corp.(a)	13,800	197,790

Kitz Corp.	55,989	372,483

Kurita Water Industries Ltd.(a)	39,900	1,068,061

Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	23,880	286,582

Makino Milling Machine Co., Ltd.(a)	10,615	461,629

Max Co., Ltd.	32,300	541,247

Meidensha Corp.	18,800	322,335

METAWATER Co., Ltd.	10,200	346,842

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Mitsubishi Logisnext Co., Ltd.	18,800	$177,780

Mitsuboshi Belting Ltd.	20,046	328,675

Morita Holdings Corp.	16,805	263,251

Nabtesco Corp.	56,100	1,736,336

Nachi-Fujikoshi Corp.	8,400	376,183

Nippon Thompson Co., Ltd.	43,600	181,541

Nissei ASB Machine Co., Ltd.(a)	6,200	194,476

Nissei Plastic Industrial Co., Ltd.(a)	15,800	146,341

Nitta Corp.(a)	14,500	385,996

Nitto Kohki Co., Ltd.(a)	11,500	224,839

Nittoku Co., Ltd.(a)	4,600	119,347

Noritake Co., Ltd.	6,100	224,358

NTN Corp.(a)	466,200	1,337,238

Obara Group, Inc.(a)	11,079	374,169

Oiles Corp.(a)	21,800	317,494

OKUMA Corp.(a)	13,270	718,293

Organo Corp.(a)	6,400	283,655

OSG Corp.	36,700	758,619

Pegasus Sewing Machine Manufacturing Co., Ltd.(a)	21,600	98,532

Rheon Automatic Machinery Co., Ltd.(a)	6,400	92,321

Ryobi Ltd.	19,700	329,381

Shibuya Corp.	10,800	288,600

Shima Seiki Manufacturing Ltd.(a)	10,900	249,820

Shinmaywa Industries Ltd.(a)	59,285	692,275

Sodick Co., Ltd.(a)	19,500	139,292

Star Micronics Co., Ltd.	25,934	367,383

Tadano Ltd.(a)	52,500	499,861

Takeuchi Manufacturing Co., Ltd.	18,700	290,168

Takuma Co., Ltd.	24,100	273,167

THK Co., Ltd.	81,400	2,133,761

Tocalo Co., Ltd.(a)	43,500	359,833

Torishima Pump Manufacturing Co., Ltd.	17,000	153,523

Toshiba Machine Co., Ltd.(a)	17,661	365,394

Tsubaki Nakashima Co., Ltd.(a)	31,100	465,313

Tsubakimoto Chain Co.	20,545	656,794

Tsugami Corp.(a)	30,300	256,530

Union Tool Co.	9,200	267,722

YAMABIKO Corp.	36,200	380,841

Yushin Precision Equipment Co., Ltd.	13,700	119,412

Total Machinery		29,109,977

Marine – 0.6%

Iino Kaiun Kaisha Ltd.(a)	93,100	296,335

Japan Transcity Corp.	26,400	115,298

Mitsui OSK Lines Ltd.(a)	42,600	1,076,086

Nippon Yusen K.K.(a)	27,900	465,968

NS United Kaiun Kaisha Ltd.(a)	21,000	436,030

Total Marine		2,389,717

Media – 0.7%

AOI TYO Holdings, Inc.	17,100	98,890

F@N Communications, Inc.	59,900	298,184

Gakken Holdings Co., Ltd.(a)	3,900	193,060

Intage Holdings, Inc.	15,800	136,546

SKY Perfect JSAT Holdings, Inc.	292,300	1,181,912

Tow Co., Ltd.	16,600	113,201

Tv Tokyo Holdings Corp.(a)	10,200	208,294

ValueCommerce Co., Ltd.(a)	6,400	101,085

Wowow, Inc.	18,700	453,160

Zenrin Co., Ltd.(a)	11,980	202,743

Total Media		2,987,075

Metals & Mining – 2.3%

Asahi Holdings, Inc.(a)	43,500	895,961

Daido Steel Co., Ltd.(a)	26,200	1,026,667

Daiki Aluminium Industry Co., Ltd.(a)	31,500	206,065

Dowa Holdings Co., Ltd.	31,000	1,058,431

Godo Steel Ltd.(a)	14,100	276,325

Hakudo Co., Ltd.	18,498	238,767

Kobe Steel Ltd.	225,900	1,203,964

Kyoei Steel Ltd.(a)	22,914	428,915

Mitsubishi Steel Manufacturing Co., Ltd.(a)	20,500	210,169

Mitsui Mining & Smelting Co., Ltd.	33,200	784,266

Nippon Light Metal Holdings Co., Ltd.	463,000	831,108

Nippon Yakin Kogyo Co., Ltd.(a)	10,810	216,550

Pacific Metals Co., Ltd.(a)	11,900	246,754

Sanyo Special Steel Co., Ltd.(a)	31,100	414,091

Toho Titanium Co., Ltd.(a)	18,700	142,921

Toho Zinc Co., Ltd.	5,596	103,506

Tokyo Rope Manufacturing Co., Ltd.	17,300	161,675

Tokyo Steel Manufacturing Co., Ltd.	53,400	409,116

Topy Industries Ltd.(a)	18,700	332,560

UACJ Corp.(a)	36,263	608,661

Total Metals & Mining		9,796,472

Multiline Retail – 1.5%

H2O Retailing Corp.(a)	84,100	919,011

Izumi Co., Ltd.	27,000	1,056,766

J. Front Retailing Co., Ltd.	173,900	2,033,862

Parco Co., Ltd.	56,000	658,580

Seria Co., Ltd.(a)	30,700	745,094

Takashimaya Co., Ltd.(a)	67,000	780,504

Total Multiline Retail		6,193,817

Oil, Gas & Consumable Fuels – 0.9%

Cosmo Energy Holdings Co., Ltd.	66,100	1,360,837

Fuji Oil Co., Ltd.(a)	81,700	187,477

Itochu Enex Co., Ltd.	93,281	708,616

Iwatani Corp.(a)	18,833	636,044

Sala Corp.	75,500	420,551

San-Ai Oil Co., Ltd.	42,516	417,391

Total Oil, Gas & Consumable Fuels		3,730,916

Paper & Forest Products – 0.4%

Daiken Corp.(a)	18,700	324,427

Daio Paper Corp.(a)	33,278	422,461

Hokuetsu Corp.	81,832	408,876

Nippon Paper Industries Co., Ltd.(a)	35,400	576,161

Total Paper & Forest Products		1,731,925

Personal Products – 0.4%

Mandom Corp.	21,706	537,654

Milbon Co., Ltd.	6,400	315,041

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Noevir Holdings Co., Ltd.	19,900	$1,038,501

Total Personal Products		1,891,196

Pharmaceuticals – 1.6%

Fuji Pharma Co., Ltd.	6,400	77,990

JCR Pharmaceuticals Co., Ltd.(a)	3,900	298,792

Kaken Pharmaceutical Co., Ltd.	26,700	1,237,724

KYORIN Holdings, Inc.	55,985	926,738

Mochida Pharmaceutical Co., Ltd.	15,822	604,625

Nichi-iko Pharmaceutical Co., Ltd.(a)	33,400	371,472

Sawai Pharmaceutical Co., Ltd.(a)	18,824	971,898

Seikagaku Corp.	31,000	324,414

Torii Pharmaceutical Co., Ltd.	12,100	323,003

Towa Pharmaceutical Co., Ltd.	13,500	312,783

Tsumura & Co.(a)	32,200	861,050

ZERIA Pharmaceutical Co., Ltd.(a)	18,700	328,407

Total Pharmaceuticals		6,638,896

Professional Services – 1.8%

Altech Corp.(a)	22,360	317,374

BayCurrent Consulting, Inc.	6,400	281,582

Benefit One, Inc.(a)	39,100	738,767

en-japan, Inc.(a)	13,400	512,690

FULLCAST Holdings Co., Ltd.	13,700	277,486

Funai Soken Holdings, Inc.	13,810	314,087

Gakujo Co., Ltd.	6,400	84,682

IR Japan Holdings Ltd.	6,200	220,291

JAC Recruitment Co., Ltd.(a)	18,600	355,908

Link And Motivation, Inc.(a)	21,200	108,280

Meitec Corp.	18,700	915,318

Nisso Corp.	6,400	65,732

Nomura Co., Ltd.	40,900	514,680

Outsourcing, Inc.	36,800	350,038

Quick Co., Ltd.(a)	6,400	80,241

SMS Co., Ltd.	5,000	121,582

Space Co., Ltd.	22,400	261,152

Tanseisha Co., Ltd.	33,400	373,635

TechnoPro Holdings, Inc.	11,900	704,696

Trust Tech, Inc.(a)	16,000	191,571

UT Holdings Co., Ltd.(a)	6,200	132,462

World Holdings Co., Ltd.(a)	12,500	181,356

YAMADA Consulting Group Co., Ltd.	6,100	95,275

Yumeshin Holdings Co., Ltd.(a)	61,000	494,999

Total Professional Services		7,693,884

Real Estate Management & Development – 2.7%

Daibiru Corp.	50,300	514,752

Dear Life Co., Ltd.(a)	43,500	196,419

Goldcrest Co., Ltd.(a)	21,900	429,591

Heiwa Real Estate Co., Ltd.	18,768	420,250

Ichigo, Inc.	232,900	937,418

Japan Property Management Center Co., Ltd.	21,300	291,292

Katitas Co., Ltd.(a)	9,100	373,852

Keihanshin Building Co., Ltd.	33,700	409,109

Kenedix, Inc.	65,200	328,790

Mugen Estate Co., Ltd.(a)	23,400	139,003

Open House Co., Ltd.(a)	57,800	1,376,611

Raysum Co., Ltd.	43,500	451,201

SAMTY Co., Ltd.	36,700	639,767

Shinoken Group Co., Ltd.(a)	30,200	267,979

Star Mica Holdings Co., Ltd.	8,000	138,793

Sun Frontier Fudousan Co., Ltd.	37,700	449,644

Takara Leben Co., Ltd.(a)	83,700	323,725

TOC Co., Ltd.(a)	24,600	187,786

Tokyo Tatemono Co., Ltd.	135,000	1,896,183

Tosei Corp.	30,900	364,824

Unizo Holdings Co., Ltd.	31,900	1,421,221

Total Real Estate Management & Development		11,558,210

Road & Rail – 1.3%

Fukuyama Transporting Co., Ltd.	15,411	540,437

Hamakyorex Co., Ltd.	6,100	195,855

Ichinen Holdings Co., Ltd.	9,500	95,637

Maruzen Showa Unyu Co., Ltd.(a)	9,300	259,014

Nankai Electric Railway Co., Ltd.(a)	21,200	536,498

Nikkon Holdings Co., Ltd.(a)	31,160	709,263

Nishi-Nippon Railroad Co., Ltd.(a)	18,500	406,033

Sakai Moving Service Co., Ltd.(a)	5,300	304,048

Seino Holdings Co., Ltd.	81,500	1,019,551

Senko Group Holdings Co., Ltd.(a)	87,856	683,663

Sotetsu Holdings, Inc.	32,000	835,864

Total Road & Rail		5,585,863

Semiconductors & Semiconductor Equipment – 1.8%

Ferrotec Holdings Corp.(a)	31,100	242,009

Japan Material Co., Ltd.	18,700	230,127

Lasertec Corp.	9,200	575,452

Micronics Japan Co., Ltd.(a)	17,500	139,903

Mimasu Semiconductor Industry Co., Ltd.	9,527	152,855

NuFlare Technology, Inc.	6,200	440,009

Optorun Co., Ltd.	22,300	631,395

Sanken Electric Co., Ltd.(a)	6,800	133,955

SCREEN Holdings Co., Ltd.(a)	24,600	1,449,938

Shibaura Mechatronics Corp.	6,200	165,276

Shindengen Electric Manufacturing Co., Ltd.	6,200	199,639

Shinko Electric Industries Co., Ltd.(a)	68,453	582,713

Tokyo Seimitsu Co., Ltd.	41,400	1,216,239

Ulvac, Inc.	30,100	1,208,735

Yamaichi Electronics Co., Ltd.	24,300	274,309

Total Semiconductors & Semiconductor Equipment		7,642,554

Software – 0.5%

Broadleaf Co., Ltd.(a)	39,900	214,868

Computer Engineering & Consulting Ltd.	10,500	196,058

Digital Arts, Inc.	1,700	112,311

Fuji Soft, Inc.	6,200	261,883

Fukui Computer Holdings, Inc.	6,100	138,735

Infomart Corp.(a)	14,900	232,168

Miroku Jyoho Service Co., Ltd.	6,300	171,847

SRA Holdings	18,500	409,457

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

Systena Corp.(a)	22,900	$340,295

UNITED, Inc.(a)	20,100	220,761

Total Software		2,298,383

Specialty Retail – 4.4%

Adastria Co., Ltd.	20,300	456,245

Alpen Co., Ltd.	27,400	431,504

AOKI Holdings, Inc.	94,854	911,897

Aoyama Trading Co., Ltd.	43,500	757,502

Arcland Sakamoto Co., Ltd.	20,916	242,496

Autobacs Seven Co., Ltd.(a)	56,200	919,376

Bic Camera, Inc.	88,400	930,010

Chiyoda Co., Ltd.(a)	39,491	617,898

DCM Holdings Co., Ltd.(a)	80,045	785,082

EDION Corp.(a)	68,439	660,485

Geo Holdings Corp.	20,500	243,363

Honeys Holdings Co., Ltd.	11,400	153,899

IDOM, Inc.(a)	85,260	374,726

JINS Holdings, Inc.	5,300	314,346

Joshin Denki Co., Ltd.	14,800	292,919

Joyful Honda Co., Ltd.	45,300	581,366

K’s Holdings Corp.	130,396	1,418,882

Kohnan Shoji Co., Ltd.	15,300	337,782

Komeri Co., Ltd.	17,037	343,972

LIXIL VIVA Corp.(a)	43,600	655,160

Nishimatsuya Chain Co., Ltd.	39,600	337,099

Nojima Corp.	14,100	236,402

PAL GROUP Holdings Co., Ltd.	12,600	389,396

PC Depot Corp.(a)	41,500	188,540

Sac’s Bar Holdings, Inc.	16,100	132,584

Sanrio Co., Ltd.(a)	25,242	486,038

Shimachu Co., Ltd.	31,064	758,528

Shimamura Co., Ltd.	18,700	1,481,120

T-Gaia Corp.	62,200	1,254,072

United Arrows Ltd.	12,829	375,107

VT Holdings Co., Ltd.	87,200	358,240

World Co., Ltd.(a)	16,500	378,015

Xebio Holdings Co., Ltd.(a)	33,200	361,567

Yellow Hat Ltd.	27,900	410,981

Total Specialty Retail		18,576,599

Technology Hardware, Storage & Peripherals – 0.6%

Elecom Co., Ltd.	16,700	655,175

Maxell Holdings Ltd.(a)	22,600	322,663

MCJ Co., Ltd.	61,300	385,695

Riso Kagaku Corp.	26,500	403,845

Roland DG Corp.	6,600	121,954

Toshiba TEC Corp.	18,700	551,959

Wacom Co., Ltd.(a)	62,811	203,994

Total Technology Hardware, Storage & Peripherals		2,645,285

Textiles, Apparel & Luxury Goods – 1.8%

Asics Corp.	78,400	1,338,404

Baroque Japan Ltd.(a)	30,200	284,465

Descente Ltd.	21,953	290,066

Fujibo Holdings, Inc.	10,400	289,651

Goldwin, Inc.(a)	9,000	771,131

Gunze Ltd.	8,583	358,171

Japan Wool Textile Co., Ltd. (The)	55,825	510,341

Kurabo Industries Ltd.	16,976	354,050

Morito Co., Ltd.	23,300	169,886

Onward Holdings Co., Ltd.	132,833	689,515

Seiko Holdings Corp.(a)	30,100	664,526

Seiren Co., Ltd.	32,111	369,020

Wacoal Holdings Corp.	42,300	1,086,903

Yondoshi Holdings, Inc.(a)	18,700	454,371

Total Textiles, Apparel & Luxury Goods		7,630,500

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	18,500	412,024

Trading Companies & Distributors – 2.4%

Advan Co., Ltd.	31,100	331,215

Alconix Corp.(a)	18,500	215,170

Gecoss Corp.	51,900	411,070

Hanwa Co., Ltd.	40,922	1,118,516

Inaba Denki Sangyo Co., Ltd.	17,894	781,491

Inabata & Co., Ltd.(a)	43,341	532,564

Kamei Corp.	21,600	217,849

Kanaden Corp.(a)	18,700	221,303

Kanamoto Co., Ltd.	16,928	420,244

Kanematsu Corp.	75,500	848,087

Kokusai Pulp & Paper Co., Ltd.(a)	56,100	159,878

Nagase & Co., Ltd.	55,904	779,009

Nichiden Corp.	18,700	348,997

Nippon Steel Trading Corp.(a)	31,200	1,219,709

Nishio Rent All Co., Ltd.	12,900	331,109

Onoken Co., Ltd.(a)	22,000	267,481

Sanyo Trading Co., Ltd.	12,800	252,032

Trusco Nakayama Corp.(a)	18,800	438,710

Wakita & Co., Ltd.	31,600	310,518

Yamazen Corp.(a)	64,606	561,921

Yuasa Trading Co., Ltd.(a)	21,000	598,473

Total Trading Companies & Distributors		10,365,346

Transportation Infrastructure – 0.5%

Japan Airport Terminal Co., Ltd.(a)	16,300	705,843

Kamigumi Co., Ltd.	43,800	992,111

Mitsubishi Logistics Corp.(a)	24,200	615,105

Total Transportation Infrastructure		2,313,059
TOTAL COMMON STOCKS (Cost: $467,980,638)		420,900,478

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree Japan Hedged Equity Fund(a)(b)
(Cost: $680,986)	14,130	713,000

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.9%

United States – 15.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $67,984,197)(d)	67,984,197	$67,984,197

TOTAL INVESTMENTS IN SECURITIES – 114.9% (Cost: $536,645,821)		489,597,675

Other Assets less Liabilities – (14.9)%		(63,529,895)

NET ASSETS – 100.0%		$426,067,780

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.

(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $105,063,445. The Fund also had securities on loan having a total market value of $49,754 that were sold and pending settlement. The total market value of the collateral held by the Fund was $110,981,785. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $42,997,588.

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2019

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$37,221,888	$632,642,267	$178,568,573	$777,523,270	$262,541,635

Investment in affiliates, at cost (Note 3)	—	65,023	707,248	—	6,907

Foreign currency, at cost	3,665	454,048	10,530	1,493,162	147,896
Investments in securities, at value[1,2] (Note 2)	36,833,013	553,163,891	160,525,993	815,126,352	242,444,299

Investment in affiliates, at value (Note 3)	—	63,627	720,634	—	7,260

Cash	6,046	43,195	109,324	38,599	11,559

Foreign currency, at value	3,653	453,888	10,459	1,487,515	147,548

Unrealized appreciation on foreign currency contracts	—	15	—	91	—

Receivables:

Investment securities sold[3]	—	9,333,277	—	33,746	41,312

Dividends	17,185	693,536	554,343	2,936,681	852,663

Securities lending income	399	116,911	4,447	14,972	5,085

Foreign tax reclaims	178,495	1,424,267	355,463	1,864,949	745,395
Total Assets	37,038,791	565,292,607	162,280,663	821,502,905	244,255,121
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	3,184	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	561,637	37,827,975	6,850,620	32,705,449	9,515,431

Capital shares redeemed	—	8,390,086	—	—	—

Advisory fees (Note 3)	17,461	252,338	73,544	315,079	111,413

Service fees (Note 2)	132	1,916	565	2,890	848
Total Liabilities	579,230	46,475,499	6,924,729	33,023,418	9,627,692
NET ASSETS	$36,459,561	$518,817,108	$155,355,934	$788,479,487	$234,627,429
NET ASSETS:

Paid-in capital	$43,313,086	$787,700,807	$197,520,474	$816,108,665	$289,135,251

Total distributable earnings (loss)	(6,853,525)	(268,883,699)	(42,164,540)	(27,629,178)	(54,507,822)
NET ASSETS	$36,459,561	$518,817,108	$155,355,934	$788,479,487	$234,627,429
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,450,000	9,250,000	3,850,000	15,850,000	6,000,000
Net asset value per share	$25.14	$56.09	$40.35	$49.75	$39.10
[1] Includes market value of securities out on loan of:	$594,586	$47,669,630	$10,449,535	$61,448,988	$15,108,059
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$339,393	—	—	—

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2019

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$394,021,276	$275,919,723	$26,232,095	$96,986,598	$1,704,427,083

Investment in affiliates, at cost (Note 3)	2,175,047	—	—	—	9,753,353

Foreign currency, at cost	1,054,350	195,715	13,664	7,853	1,208,483
Investments in securities, at value[1,2] (Note 2)	398,305,363	283,119,533	27,032,999	97,451,505	1,676,630,015

Investment in affiliates, at value (Note 3)	2,159,158	—	—	—	9,757,710

Cash	196,864	49,463	7,477	54,560	153,217

Foreign currency, at value	1,050,585	195,310	13,658	7,848	1,218,771

Unrealized appreciation on foreign currency contracts	—	—	134,300	—	435

Receivables:

Investment securities sold[3]	—	—	—	—	1,467,200

Dividends	1,273,503	1,085,060	80,921	201,756	6,980,070

Securities lending income	7,169	9,675	—	2,520	199,332

Foreign tax reclaims	950,665	230,168	18,931	77,308	1,405,750
Total Assets	403,943,307	284,689,209	27,288,286	97,795,497	1,697,812,500
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	8,032	—	11

Payables:

Cash collateral received for securities loaned (Note 2)	6,539,006	27,990,857	—	2,976,020	123,487,062

Cash collateral received for futures contracts	—	—	—	—	12,090

Advisory fees (Note 3)	155,252	124,319	8,526	29,107	742,710

Service fees (Note 2)	1,434	943	98	336	5,690
Total Liabilities	6,695,692	28,116,119	16,656	3,005,463	124,247,563
NET ASSETS	$397,247,615	$256,573,090	$27,271,630	$94,790,034	$1,573,564,937
NET ASSETS:

Paid-in capital	$437,235,776	$261,288,809	$26,461,110	$98,570,549	$1,601,407,314

Total distributable earnings (loss)	(39,988,161)	(4,715,719)	810,520	(3,780,515)	(27,842,377)
NET ASSETS	$397,247,615	$256,573,090	$27,271,630	$94,790,034	$1,573,564,937
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,650,000	4,250,000	1,100,000	3,300,000	24,750,000
Net asset value per share	$45.92	$60.37	$24.79	$28.72	$63.58
[1] Includes market value of securities out on loan of:	$19,594,123	$37,789,960	—	$3,601,498	$204,470,287
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	—	$98,162

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2019

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$535,964,835

Investment in affiliates, at cost (Note 3)	680,986

Investments in securities, at value[1,2] (Note 2)	488,884,675

Investment in affiliates, at value (Note 3)	713,000

Cash	168,917

Receivables:

Investment securities sold[3]	642,651

Dividends	3,799,271

Securities lending income	45,203

Foreign tax reclaims	2,071
Total Assets	494,255,788
LIABILITIES:

Foreign currency due to custodian, at value[4]	2,219

Payables:

Cash collateral received for securities loaned (Note 2)	67,984,197

Advisory fees (Note 3)	200,072

Service fees (Note 2)	1,520
Total Liabilities	68,188,008
NET ASSETS	$426,067,780
NET ASSETS:

Paid-in capital	$563,431,772

Total distributable earnings (loss)	(137,363,992)
NET ASSETS	$426,067,780
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,250,000
Net asset value per share	$68.17
[1] Includes market value of securities out on loan of:	$105,063,445
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$49,754
[4] Foreign currency due to custodian, proceeds:	$2,219

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$687,694	$16,254,789	$4,475,157	$19,795,758	$6,973,293

Dividends from affiliates (Note 3)	—	130,066	96,154	87,556	55,931

Interest	—	112	—	—	—

Non-cash dividends	18,147	1,130,773	285,325	836,583	284,808

Securities lending income (Note 2)	7,420	706,349	63,906	241,556	94,166
Total investment income	713,261	18,222,089	4,920,542	20,961,453	7,408,198
EXPENSES:

Advisory fees (Note 3)	115,055	1,701,982	479,234	1,972,608	707,171

Service fees (Note 2)	873	12,912	3,636	18,083	5,366
Total expenses	115,928	1,714,894	482,870	1,990,691	712,537
Expense waivers (Note 3)	—	(5,788)	(5,730)	(1,941)	(1,643)
Net expenses	115,928	1,709,106	477,140	1,988,750	710,894
Net investment income	597,333	16,512,983	4,443,402	18,972,703	6,697,304
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(991,196)	(44,873,079)	(620,434)	(17,955,334)	(41,807)

Investment transactions in affiliates (Note 3)	—	75,493	(37,126)	15,111	(28,405)

In-kind redemptions	269,045	2,271,798	1,010,403	7,570,870	856,597

Futures contracts	—	66,518	—	—	—

Foreign currency contracts	(17,546)	(161,703)	(108,208)	(71,533)	(96,103)

Foreign currency related transactions	19,973	55,894	98,349	48,717	88,490
Net realized gain (loss)	(719,724)	(42,565,079)	342,984	(10,392,169)	778,772
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	875,851	18,930,414	(4,020,791)	(2,463,196)	(8,023,256)

Investment transactions in affiliates (Note 3)	—	(25,340)	13,386	(131)	(1,820)

Foreign currency contracts	—	(5,713)	190	91	(98)

Translation of assets and liabilities denominated in foreign currencies	(633)	(26,688)	(15)	(9,263)	(2,272)
Net increase (decrease) in unrealized appreciation/depreciation	875,218	18,872,673	(4,007,230)	(2,472,499)	(8,027,446)
Net realized and unrealized gain (loss) on investments	155,494	(23,692,406)	(3,664,246)	(12,864,668)	(7,248,674)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$752,827	$(7,179,423)	$779,156	$6,108,035	$(551,370)
[1] Net of foreign withholding tax of:	$79,470	$2,093,779	$472,767	$2,138,345	$756,498

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2019

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$9,421,590	$6,869,680	$539,121	$1,343,566	$38,626,054

Dividends from affiliates (Note 3)	59,752	—	—	—	280,059

Interest	—	—	—	—	1,351

Non-cash dividends	253,541	474,258	22,457	9,535	1,230,252

Securities lending income (Note 2)	107,212	94,240	—	16,190	1,035,384
Total investment income	9,842,095	7,438,178	561,578	1,369,291	41,173,100
EXPENSES:

Advisory fees (Note 3)	948,364	784,693	45,964	209,445	4,735,224

Service fees (Note 2)	8,693	5,953	532	1,920	35,922
Total expenses	957,057	790,646	46,496	211,365	4,771,146
Expense waivers (Note 3)	(4,750)	(7)	—	(43,634)	(38,201)
Net expenses	952,307	790,639	46,496	167,731	4,732,945
Net investment income	8,889,788	6,647,539	515,082	1,201,560	36,440,155
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(3,179,514)	(7,583,900)	(1,074,003)	(2,055,592)	(5,765,625)

Investment transactions in affiliates (Note 3)	(17,151)	—	—	—	(606,227)

In-kind redemptions	—	6,050,423	573,343	—	66,545,565

Futures contracts	—	—	—	—	(656,168)

Foreign currency contracts	(18,302)	(21,909)	429,764	(28,200)	(187,641)

Foreign currency related transactions	32,500	(12,686)	(8,438)	40,012	(530,034)
Net realized gain (loss)	(3,182,467)	(1,568,072)	(79,334)	(2,043,780)	58,799,870
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(429,614)	(5,622,409)	51,208	2,119,723	(113,308,456)

Investment transactions in affiliates (Note 3)	(16,165)	—	—	—	520,722

Foreign currency contracts	153	—	144,710	(83)	424

Translation of assets and liabilities denominated in foreign currencies	(443)	(2,373)	(48)	674	1,159
Net increase (decrease) in unrealized appreciation/depreciation	(446,069)	(5,624,782)	195,870	2,120,314	(112,786,151)
Net realized and unrealized gain (loss) on investments	(3,628,536)	(7,192,854)	116,536	76,534	(53,986,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,261,252	$(545,315)	$631,618	$1,278,094	$(17,546,126)
[1] Net of foreign withholding tax of:	$1,045,418	$636,188	$52,318	$137,123	$4,108,046
[2] Net of foreign capital gains tax of:	—	—	—	—	$71,559

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2019

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$5,174,033

Dividends from affiliates (Note 3)	61,019

Securities lending income (Note 2)	221,796
Total investment income	5,456,848
EXPENSES:

Advisory fees (Note 3)	1,489,669

Service fees (Note 2)	11,301
Total expenses	1,500,970
Expense waivers (Note 3)	(3,585)
Net expenses	1,497,385
Net investment income	3,959,463
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(21,251,567)

Investment transactions in affiliates (Note 3)	(66,909)

In-kind redemptions	(2,422,021)

Foreign currency contracts	(1,988)

Foreign currency related transactions	183,756
Net realized loss	(23,558,729)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	22,001,031

Investment transactions in affiliates (Note 3)	31,921

Foreign currency contracts	435

Translation of assets and liabilities denominated in foreign currencies	27,527
Net increase in unrealized appreciation/depreciation	22,060,914
Net realized and unrealized loss on investments	(1,497,815)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,461,648
[1] Net of foreign withholding tax of:	$549,341

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$597,333	$1,480,281	$16,512,983	$37,866,541	$4,443,402	$7,688,540

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(719,724)	(1,580,345)	(42,565,079)	33,781,414	342,984	(336,824)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	875,218	(3,643,394)	18,872,673	(207,722,070)	(4,007,230)	(8,142,019)
Net increase (decrease) in net assets resulting from operations	752,827	(3,743,458)	(7,179,423)	(136,074,115)	779,156	(790,303)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(634,250)	(1,768,215)	(17,329,500)	(42,589,672)	(4,381,000)	(7,765,680)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	14,416,259	—	81,706,516	—	7,858,668

Cost of shares redeemed	(5,000,657)	(39,726,421)	(124,076,057)	(459,722,935)	(20,231,175)	(18,759,740)
Net decrease in net assets resulting from capital share transactions	(5,000,657)	(25,310,162)	(124,076,057)	(378,016,419)	(20,231,175)	(10,901,072)
Net Decrease in Net Assets	(4,882,080)	(30,821,835)	(148,584,980)	(556,680,206)	(23,833,019)	(19,457,055)
NET ASSETS:

Beginning of period	$41,341,641	$72,163,476	$667,402,088	$1,224,082,294	$179,188,953	$198,646,008

End of period	$36,459,561	$41,341,641	$518,817,108	$667,402,088	$155,355,934	$179,188,953
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,650,000	2,750,000	11,400,000	17,600,000	4,350,000	4,600,000

Shares created	—	550,000	—	1,200,000	—	200,000

Shares redeemed	(200,000)	(1,650,000)	(2,150,000)	(7,400,000)	(500,000)	(450,000)
Shares outstanding, end of period	1,450,000	1,650,000	9,250,000	11,400,000	3,850,000	4,350,000

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,972,703	$31,251,400	$6,697,304	$12,762,487	$8,889,788	$15,722,519

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(10,392,169)	3,549,617	778,772	2,668,387	(3,182,467)	6,604,486

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,472,499)	(68,985,995)	(8,027,446)	(25,495,401)	(446,069)	(32,848,453)
Net increase (decrease) in net assets resulting from operations	6,108,035	(34,184,978)	(551,370)	(10,064,527)	5,261,252	(10,521,448)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(19,800,000)	(32,159,951)	(6,842,000)	(13,212,551)	(9,263,750)	(16,024,315)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	69,968,919	—	—	11,740,077	18,707,671

Cost of shares redeemed	(35,088,698)	(81,357,277)	(9,831,376)	(60,050,662)	—	(45,511,991)
Net increase (decrease) in net assets resulting from capital share transactions	(35,088,698)	(11,388,358)	(9,831,376)	(60,050,662)	11,740,077	(26,804,320)
Net Increase (Decrease) in Net Assets	(48,780,663)	(77,733,287)	(17,224,746)	(83,327,740)	7,737,579	(53,350,083)
NET ASSETS:

Beginning of period	$837,260,150	$914,993,437	$251,852,175	$335,179,915	$389,510,036	$442,860,119

End of period	$788,479,487	$837,260,150	$234,627,429	$251,852,175	$397,247,615	$389,510,036
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,550,000	16,750,000	6,250,000	7,750,000	8,400,000	8,950,000

Shares created	—	1,350,000	—	—	250,000	400,000

Shares redeemed	(700,000)	(1,550,000)	(250,000)	(1,500,000)	—	(950,000)
Shares outstanding, end of period	15,850,000	16,550,000	6,000,000	6,250,000	8,650,000	8,400,000

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Period August 10, 2018* through March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,647,539	$8,525,321	$515,082	$165,997	$1,201,560	$1,213,592

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,568,072)	2,037,502	(79,334)	146,658	(2,043,780)	(1,052,972)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(5,624,782)	(29,417,166)	195,870	731,111	2,120,314	(3,675,941)
Net increase (decrease) in net assets resulting from operations	(545,315)	(18,854,343)	631,618	1,043,766	1,278,094	(3,515,321)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,725,250)	(8,622,448)	(522,000)	(62,055)	(1,270,250)	(1,130,824)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,411,800	64,964,241	12,364,643	21,263,942	23,241,100	61,114,211

Cost of shares redeemed	(24,491,772)	(44,652,606)	(4,980,758)	(2,467,626)	–	(9,323,029)
Net increase (decrease) in net assets resulting from capital share transactions	(15,079,972)	20,311,635	7,383,885	18,796,316	23,241,100	51,791,182
Net Increase (Decrease) in Net Assets	(22,350,537)	(7,165,156)	7,493,503	19,778,027	23,248,944	47,145,037
NET ASSETS:

Beginning of period	$278,923,627	$286,088,783	$19,778,127	$100	$71,541,090	$24,396,053

End of period	$256,573,090	$278,923,627	$27,271,630	$19,778,127	$94,790,034	$71,541,090
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,500,000	4,200,000	800,004	4	2,500,000	800,000

Shares created	150,000	1,000,000	500,000	900,000	800,000	2,050,000

Shares redeemed	(400,000)	(700,000)	(200,004)	(100,000)	–	(350,000)
Shares outstanding, end of period	4,250,000	4,500,000	1,100,000	800,004	3,300,000	2,500,000
* Commencement of operations.

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$36,440,155	$56,295,397	$3,959,463	$13,076,547

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	58,799,870	43,532,681	(23,558,729)	38,513,726

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(112,786,151)	(300,059,749)	22,060,914	(220,496,107)
Net increase (decrease) in net assets resulting from operations	(17,546,126)	(200,231,671)	2,461,648	(168,905,834)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(39,030,000)	(57,938,955)	(6,931,523)	(16,060,084)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	131,612,639	163,769,847	3,260,811	302,236,796

Cost of shares redeemed	(174,566,511)	(172,971,405)	(189,016,688)	(601,568,699)
Net decrease in net assets resulting from capital share transactions	(42,953,872)	(9,201,558)	(185,755,877)	(299,331,903)
Net Decrease in Net Assets	(99,529,998)	(267,372,184)	(190,225,752)	(484,297,821)
NET ASSETS:

Beginning of period	$1,673,094,935	$1,940,467,119	$616,293,532	$1,100,591,353

End of period	$1,573,564,937	$1,673,094,935	$426,067,780	$616,293,532
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	25,450,000	25,600,000	9,050,000	13,600,000

Shares created	2,000,000	2,300,000	50,000	3,950,000

Shares redeemed	(2,700,000)	(2,450,000)	(2,850,000)	(8,500,000)
Shares outstanding, end of period	24,750,000	25,450,000	6,250,000	9,050,000

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$25.06	$26.24	$23.17	$22.32	$23.18	$25.10
Investment operations:

Net investment income[1]	0.38	0.61	0.53	0.48	0.48	0.37

Net realized and unrealized gain (loss)	0.11	(1.05)	2.94	0.88	(0.89)	(1.96)
Total from investment operations	0.49	(0.44)	3.47	1.36	(0.41)	(1.59)
Dividends to shareholders:

Net investment income	(0.41)	(0.74)	(0.40)	(0.51)	(0.45)	(0.33)
Net asset value, end of period	$25.14	$25.06	$26.24	$23.17	$22.32	$23.18

TOTAL RETURN[2]	1.93%	(1.62)%	15.03%	6.24%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$36,460	$41,342	$72,163	$17,377	$17,854	$11,591

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%[4]	0.58%[3]

Net investment income	3.01%[3]	2.41%	2.02%	2.19%	2.13%	1.75%[3]
Portfolio turnover rate[5]	41%	42%	18%	35%	54%	21%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$58.54	$69.55	$59.16	$57.01	$55.63	$62.23
Investment operations:

Net investment income[1]	1.63	2.57	1.88	2.04	1.45	1.94

Net realized and unrealized gain (loss)	(2.37)	(10.87)	10.39	2.32	1.49	(7.03)
Total from investment operations	(0.74)	(8.30)	12.27	4.36	2.94	(5.09)
Dividends to shareholders:

Net investment income	(1.71)	(2.71)	(1.88)	(2.21)	(1.56)	(1.51)
Net asset value, end of period	$56.09	$58.54	$69.55	$59.16	$57.01	$55.63

TOTAL RETURN[2]	(1.33)%	(12.19)%	20.94%	7.97%	5.25%	(8.26)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$518,817	$667,402	$1,224,082	$774,999	$1,125,935	$853,874

Ratios to average net assets[6] of:

Expenses, net of expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%[7]	0.59%[8]

Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.59%[7]	0.59%[8]

Net investment income	5.63%[3]	4.06%	2.76%	3.68%	2.59%	3.40%
Portfolio turnover rate[5]	40%	52%	33%	45%	50%	42%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$41.19	$43.18	$39.72	$38.41	$43.79	$49.23
Investment operations:

Net investment income[1]	1.10	1.74	1.58	1.48	1.64	2.00

Net realized and unrealized gain (loss)	(0.85)	(1.98)	3.45	1.34	(5.41)	(5.53)
Total from investment operations	0.25	(0.24)	5.03	2.82	(3.77)	(3.53)
Dividends to shareholders:

Net investment income	(1.09)	(1.75)	(1.57)	(1.51)	(1.61)	(1.91)
Net asset value, end of period	$40.35	$41.19	$43.18	$39.72	$38.41	$43.79

TOTAL RETURN[2]	0.59%	(0.49)%	12.84%	7.56%	(8.83)%	(7.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$155,356	$179,189	$198,646	$200,568	$230,483	$324,083

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%[6]	0.59%[7]

Net investment income	5.38%[5]	4.17%	3.73%	3.86%	3.99%	4.23%
Portfolio turnover rate[8]	39%	41%	35%	30%	40%	44%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$50.59	$54.63	$49.57	$45.90	$51.67	$54.47
Investment operations:

Net investment income[1]	1.16	1.86	1.70	1.59	1.68	1.92

Net realized and unrealized gain (loss)	(0.78)	(3.98)	4.98	3.68	(5.79)	(2.86)
Total from investment operations	0.38	(2.12)	6.68	5.27	(4.11)	(0.94)
Dividends to shareholders:

Net investment income	(1.22)	(1.92)	(1.62)	(1.60)	(1.66)	(1.86)
Net asset value, end of period	$49.75	$50.59	$54.63	$49.57	$45.90	$51.67

TOTAL RETURN[2]	0.71%	(3.89)%	13.61%	11.75%	(8.15)%	(1.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$788,479	$837,260	$914,993	$703,948	$621,932	$645,832

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.48%[6]	0.49%[7]

Net investment income	4.62%[5]	3.59%	3.15%	3.41%	3.47%	3.63%
Portfolio turnover rate[8]	20%	15%	19%	14%	13%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International Dividend ex-Financials Fund and WisdomTree International Equity Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$40.30	$43.25	$40.39	$37.59	$43.28	$47.62
Investment operations:

Net investment income[1]	1.09	1.78	1.66	1.63	1.65	1.94

Net realized and unrealized gain (loss)	(1.17)	(2.89)	2.79	2.79	(5.70)	(4.41)
Total from investment operations	(0.08)	(1.11)	4.45	4.42	(4.05)	(2.47)
Dividends to shareholders:

Net investment income	(1.12)	(1.84)	(1.59)	(1.62)	(1.64)	(1.87)
Net asset value, end of period	$39.10	$40.30	$43.25	$40.39	$37.59	$43.28

TOTAL RETURN[2]	(0.25)%	(2.53)%	11.12%	12.09%	(9.60)%	(5.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$234,627	$251,852	$335,180	$250,392	$257,467	$337,620

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%[6]	0.59%[7]

Net investment income	5.49%[5]	4.32%	3.83%	4.28%	4.09%	4.24%
Portfolio turnover rate[8]	29%	24%	26%	29%	21%	20%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$46.37	$49.48	$45.45	$42.14	$48.67	$51.68
Investment operations:

Net investment income[1]	1.04	1.81	1.62	1.54	1.59	1.88

Net realized and unrealized gain (loss)	(0.40)	(3.09)	3.97	3.32	(6.58)	(3.09)
Total from investment operations	0.64	(1.28)	5.59	4.86	(4.99)	(1.21)
Dividends to shareholders:

Net investment income	(1.09)	(1.83)	(1.56)	(1.55)	(1.54)	(1.80)
Net asset value, end of period	$45.92	$46.37	$49.48	$45.45	$42.14	$48.67

TOTAL RETURN[2]	1.34%	(2.55)%	12.41%	11.79%	(10.49)%	(2.47)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$397,248	$389,510	$442,860	$359,074	$366,613	$355,273

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.48%[6]	0.49%[7]

Net investment income	4.50%[5]	3.83%	3.30%	3.59%	3.51%	3.72%
Portfolio turnover rate[8]	12%	14%	16%	15%	19%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International High Dividend Fund and WisdomTree International LargeCap Dividend Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$61.98	$68.12	$59.88	$55.82	$58.65	$60.03
Investment operations:

Net investment income[1]	1.51	2.00	1.84	1.60	1.64	1.81

Net realized and unrealized gain (loss)	(1.57)	(6.17)	8.17	4.03	(2.85)	(1.45)
Total from investment operations	(0.06)	(4.17)	10.01	5.63	(1.21)	0.36
Dividends to shareholders:

Net investment income	(1.55)	(1.97)	(1.77)	(1.57)	(1.62)	(1.74)
Net asset value, end of period	$60.37	$61.98	$68.12	$59.88	$55.82	$58.65

TOTAL RETURN[2]	(0.13)%	(6.16)%	16.87%	10.34%	(2.12)%	0.57%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$256,573	$278,924	$286,089	$179,626	$153,512	$155,414

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%[6]	0.59%[7]

Net investment income	4.91%[5]	3.12%	2.76%	2.87%	2.91%	3.09%
Portfolio turnover rate[8]	28%	28%	23%	31%	24%	29%

WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$24.72	$24.75
Investment operations:

Net investment income[1]	0.53	0.55

Net realized and unrealized gain (loss)	0.05	(0.27)
Total from investment operations	0.58	0.28
Dividends to shareholders:

Net investment income	(0.51)	(0.31)
Net asset value, end of period	$24.79	$24.72

TOTAL RETURN[2]	2.33%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$27,272	$19,778

Ratios to average net assets of:

Expenses	0.38%[5]	0.38%[5]

Net investment income	4.26%[5]	3.61%[5]
Portfolio turnover rate[8]	77%	114%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International MidCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$28.62	$30.50	$26.14	$24.86
Investment operations:

Net investment income[1]	0.40	0.58	0.65	0.73

Net realized and unrealized gain (loss)	0.11	(1.95)	4.12	1.02
Total from investment operations	0.51	(1.37)	4.77	1.75
Dividends to shareholders:

Net investment income	(0.41)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$28.72	$28.62	$30.50	$26.14

TOTAL RETURN[2]	1.76%	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$94,790	$71,541	$24,396	$9,149

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Net investment income	2.75%[3]	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[4]	53%	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$65.74	$75.80	$65.18	$58.98	$59.21	$64.84
Investment operations:

Net investment income[1]	1.44	2.19	2.07	1.97	1.64	1.91

Net realized and unrealized gain (loss)	(2.03)	(10.01)	10.76	6.22	(0.31)	(5.67)
Total from investment operations	(0.59)	(7.82)	12.83	8.19	1.33	(3.76)
Dividends to shareholders:

Net investment income	(1.57)	(2.24)	(2.21)	(1.99)	(1.56)	(1.87)
Net asset value, end of period	$63.58	$65.74	$75.80	$65.18	$58.98	$59.21

TOTAL RETURN[2]	(0.93)%	(10.41)%	19.91%	14.24%	2.26%	(5.87)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,573,565	$1,673,095	$1,940,467	$1,284,036	$1,099,977	$917,778

Ratios to average net assets[5] of:

Expenses[6]	0.58%[3]	0.58%	0.58%	0.58%	0.58%[7]	0.59%[8]

Net investment income	4.46%[3]	3.15%	2.83%	3.27%	2.82%	3.16%
Portfolio turnover rate[4]	44%	35%	28%	38%	48%	25%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of period	$68.10	$80.93	$66.48	$55.30	$54.09	$50.28
Investment operations:

Net investment income[1]	0.52	1.00	1.47	1.11	0.91	0.71

Net realized and unrealized gain (loss)	0.40	(12.61)	14.27	11.16	1.00	3.89
Total from investment operations	0.92	(11.61)	15.74	12.27	1.91	4.60
Dividends to shareholders:

Net investment income	(0.85)	(1.22)	(1.29)	(1.09)	(0.70)	(0.79)
Net asset value, end of period	$68.17	$68.10	$80.93	$66.48	$55.30	$54.09

TOTAL RETURN[2]	1.39%	(14.38)%	23.84%	22.43%	3.51%	9.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$426,068	$616,294	$1,100,591	$475,304	$423,031	$286,651

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.59%[6]

Net investment income	1.54%[5]	1.35%	1.94%	1.84%	1.65%	1.40%
Portfolio turnover rate[7]	30%	42%	18%	33%	29%	36%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	93

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund’’)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in

94	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree Trust	95

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing each Fund’s assets:

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,271,376	$—	$—
Investment of Cash Collateral for Securities Loaned	—	561,637	—
Total	$36,271,376	$561,637	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$515,335,916	$—	$—
Exchange-Traded Fund	63,627	—	—
Investment of Cash Collateral for Securities Loaned	—	37,827,975	—
Total	$515,399,543	$37,827,975	$—
Unrealized Appreciation on Foreign Currency Contracts	—	15	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,184)	—
Total - Net	$515,399,543	$37,824,806	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$153,675,373	$—	$—
Exchange-Traded Fund	720,634	—	—
Investment of Cash Collateral for Securities Loaned	—	6,850,620	—
Total	$154,396,007	$6,850,620	$—

96	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

International Equity Fund	Level 1	Level 2		Level 3
Common Stocks*	$782,410,335	$—		$—
Rights	10,568	—		—
Investment of Cash Collateral for Securities Loaned	—	32,705,449		—
Total	$782,420,903	$32,705,449		$—
Unrealized Appreciation on Foreign Currency Contracts	—	91		—
Unrealized Depreciation on Foreign Currency Contracts	—	0	†	—
Total - Net	$782,420,903	$32,705,540		$—

International High Dividend Fund	Level 1	Level 2		Level 3
Common Stocks*	$232,923,764	$—		$—
Rights	5,104	—		—
Exchange-Traded Fund	7,260	—		—
Investment of Cash Collateral for Securities Loaned	—	9,515,431		—
Total	$232,936,128	$9,515,431		$—

International LargeCap Dividend Fund	Level 1	Level 2		Level 3
Common Stocks*	$391,766,357	$—		$—
Exchange-Traded Fund	2,159,158	—		—
Investment of Cash Collateral for Securities Loaned	—	6,539,006		—
Total	$393,925,515	$6,539,006		$—

International MidCap Dividend Fund	Level 1	Level 2		Level 3
Common Stocks*	$255,117,588	$—		$—
Rights	11,088	—		—
Investment of Cash Collateral for Securities Loaned	—	27,990,857		—
Total	$255,128,676	$27,990,857		$—

International Multifactor Fund	Level 1	Level 2		Level 3
Common Stocks	$27,032,999	$—		$—
Total	$27,032,999	$—		$—
Unrealized Appreciation on Foreign Currency Contracts	—	134,300		—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,032)		—
Total - Net	$27,032,999	$126,268		$—

International Quality Dividend Growth Fund	Level 1	Level 2		Level 3
Common Stocks*	$94,475,485	$—		$—
Investment of Cash Collateral for Securities Loaned	—	2,976,020		—
Total	$94,475,485	$2,976,020		$—

WisdomTree Trust	97

Notes to Financial Statements (unaudited) (continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$157,806,793	$123,126	$—
Singapore	44,835,841	—	766,164	**
Other*	1,349,582,536	—	—
Rights
Australia	—	28,463	—
Singapore	30	—	—
Exchange-Traded Funds	9,757,710	—	—
Investment of Cash Collateral for Securities Loaned	—	123,487,062	—
Total	$1,561,982,910	$123,638,651	$766,164
Unrealized Appreciation on Foreign Currency Contracts	—	435	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11)	—
Total - Net	$1,561,982,910	$123,639,075	$766,164

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$420,900,478	$—	$—
Exchange-Traded Fund	713,000	—	—
Investment of Cash Collateral for Securities Loaned	—	67,984,197	—
Total	$421,613,478	$67,984,197	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

†	Amount represents less than $1.

During the six months ended September 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and futures contracts during the period ended September 30, 2019 and open positions in such derivatives as of September 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 103. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

98	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$15	Unrealized depreciation on foreign currency contracts	$3,184
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	91	Unrealized depreciation on foreign currency contracts	—
International Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	134,300	Unrealized depreciation on foreign currency contracts	8,032
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	435	Unrealized depreciation on foreign currency contracts	11

For the six months ended September 30, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$(17,546)	$—
Europe SmallCap Dividend Fund
Foreign exchange contracts	(161,703)	(5,713)
Equity contracts	66,518	—
International Dividend ex-Financials Fund
Foreign exchange contracts	(108,208)	190
International Equity Fund
Foreign exchange contracts	(71,533)	91
International High Dividend Fund
Foreign exchange contracts	(96,103)	(98)
International LargeCap Dividend Fund
Foreign exchange contracts	(18,302)	153
International MidCap Dividend Fund
Foreign exchange contracts	(21,909)	—
International Multifactor Fund
Foreign exchange contracts	429,764	144,710
International Quality Dividend Growth Fund
Foreign exchange contracts	(28,200)	(83)
International SmallCap Dividend Fund
Foreign exchange contracts	(187,641)	424
Equity contracts	(656,168)	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	(1,988)	435
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$8,211	$10,938	$—
Europe SmallCap Dividend Fund
Equity contracts[1]	—	—	491,242
Foreign exchange contracts	563,675	412,267	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	45,007	—
International Equity Fund
Foreign exchange contracts	124,593	136,117	—
International High Dividend Fund
Foreign exchange contracts	—	125,996	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	149,541	—
International MidCap Dividend Fund
Foreign exchange contracts	47,199	72,865	—
International Multifactor Fund
Foreign exchange contracts	6,028,447	22,330,517	—
International Quality Dividend Growth Fund
Foreign exchange contracts	20,789	14,241	—
International SmallCap Dividend Fund
Equity contracts[1]	—	—	14,345,229
Foreign exchange contracts	1,030,212	509,159	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	154,150	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the International Multifactor Fund, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The International Multifactor Fund utilized Forward Contracts to dynamically offset applicable international currency exposure from positions in international equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Europe SmallCap Dividend Fund and International SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with their investment objectives during each Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

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Notes to Financial Statements (unaudited) (continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2019, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing

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Notes to Financial Statements (unaudited) (continued)

that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$594,586	$—	$(594,586)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	47,669,630	—	(47,669,630)[1]	—	—	—	—	—
Foreign Currency Contracts	15	—	—	15	3,184	—	—	3,184
International Dividend ex-Financials Fund
Securities Lending	10,449,535	—	(10,449,535)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	61,448,988	—	(61,448,988)[1]	—	—	—	—	—
Foreign Currency Contracts	91	—	—	91	—	—	—	—
International High Dividend Fund
Securities Lending	15,108,059	—	(15,108,059)[1]	—	—	—	—	—
International LargeCap Dividend Fund
Securities Lending	19,594,123	—	(19,594,123)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	37,789,960	—	(37,789,960)[1]	—	—	—	—	—
International Multifactor Fund
Foreign Currency Contracts	134,300	(244)	—	134,056	8,032	(244)	—	7,788
International Quality Dividend Growth Fund
Securities Lending	3,601,498	—	(3,601,498)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	204,470,287	—	(204,470,287)[1]	—	—	—	—	—
Foreign Currency Contracts	435	—	—	435	11	—	—	11
Japan SmallCap Dividend Fund
Securities Lending	105,063,445	—	(105,063,445)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for

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Notes to Financial Statements (unaudited) (continued)

specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Europe Quality Dividend Growth Fund	0.58%	—	—
Europe SmallCap Dividend Fund	0.58%	—	—
International Dividend ex-Financials Fund	0.58%	—	—
International Equity Fund	0.48%	—	—
International High Dividend Fund	0.58%	—	—
International LargeCap Dividend Fund	0.48%	—	—
International MidCap Dividend Fund	0.58%	—	—
International Multifactor Fund	0.38%	—	—
International Quality Dividend Growth Fund	0.48%	(0.10)%	July 31, 2020
International SmallCap Dividend Fund	0.58%	—	—
Japan SmallCap Dividend Fund	0.58%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

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Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$3,133,558	$11,478,273	$14,598,357	$75,493	$(25,340)	$63,627	$130,066
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$5,077,890	$4,333,516	$(37,126)	$13,386	$720,634	$96,154
International Equity Fund
International Dividend ex-Financials Fund	$19,842	$7,037,033	$7,071,855	$15,111	$(131)	$—	$87,556
International High Dividend Fund
International LargeCap Dividend Fund	$38,107	$3,946,761	$3,947,383	$(28,405)	$(1,820)	$7,260	$55,931
International LargeCap Dividend Fund
International MidCap Dividend Fund	$3,850	$3,169,314	$980,690	$(17,151)	$(16,165)	$2,159,158	$59,752
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$7,277,796	$3,165,937	$4,768,038	$(316,650)	$29,225	$5,388,270	$209,635
Japan SmallCap Dividend Fund	5,920,851	2,466,772	4,220,103	(289,577)	491,497	4,369,440	70,424
Total International SmallCap Dividend Fund	$13,198,647	$5,632,709	$8,988,141	$(606,227)	$520,722	$9,757,710	$280,059
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$34,314	$5,532,621	$4,818,947	$(66,909)	$31,921	$713,000	$61,019

During the six months ended September 30, 2019, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended September 30, 2019, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Europe Quality Dividend Growth Fund	$5,073,019	$7,185,623	$(812,020)
Europe SmallCap Dividend Fund	17,497,014	26,699,836	(5,421,795)
International Dividend ex-Financials Fund	8,227,640	6,783,048	(697,793)
International Equity Fund	33,399,989	35,032,706	(8,983,186)
International High Dividend Fund	11,803,713	5,973,452	(974,850)
International LargeCap Dividend Fund	10,224,976	12,149,667	(1,735,468)
International MidCap Dividend Fund	19,880,207	22,303,777	(3,838,632)
International Quality Dividend Growth Fund	12,887,110	8,013,277	(1,873,871)
International SmallCap Dividend Fund	83,697,860	52,967,682	(3,746,581)
Japan SmallCap Dividend Fund	19,654,897	24,350,875	(6,284,324)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months ended September 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
International Equity Fund	37	$1,840	$31
International Multifactor Fund	616	15,338	333
International Quality Dividend Growth Fund	257	7,399	104
International SmallCap Dividend Fund	322	20,453	493
Japan SmallCap Dividend Fund	—	—	62

As of September 30, 2019, approximately 32% of the International Quality Dividend Growth Fund’s outstanding shares were held by affiliated funds.

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Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$16,131,544	$16,034,595	$—	$4,974,644
Europe SmallCap Dividend Fund	232,190,597	231,617,616	—	123,321,671
International Dividend ex-Financials Fund	64,416,455	64,022,242	—	20,079,673
International Equity Fund	164,552,875	164,939,125	—	33,543,880
International High Dividend Fund	70,629,465	70,348,751	—	9,782,023
International LargeCap Dividend Fund	55,553,647	47,728,571	4,508,658	—
International MidCap Dividend Fund	76,578,040	75,914,449	9,168,041	24,292,548
International Multifactor Fund	18,986,423	18,547,924	12,328,621	4,966,318
International Quality Dividend Growth Fund	47,202,547	44,882,871	21,128,383	—
International SmallCap Dividend Fund	812,049,297	709,907,205	22,537,759	171,100,857
Japan SmallCap Dividend Fund	153,848,649	153,914,196	3,156,126	187,965,106

6. FEDERAL INCOME TAXES

At September 30, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$37,371,884	$2,865,379	$(3,404,250)	$(538,871)	$—	$—	$—	$(538,871)
Europe SmallCap Dividend Fund	633,655,213	34,941,821	(115,369,516)	(80,427,695)	—	(1,434)	(1,434)	(80,429,129)
International Dividend ex-Financials Fund	179,481,674	7,468,764	(25,703,811)	(18,235,047)	—	—	—	(18,235,047)
International Equity Fund	782,002,516	104,290,368	(71,166,532)	33,123,836	91	—	91	33,123,927
International High Dividend Fund	263,180,905	15,046,844	(35,776,190)	(20,729,346)	—	—	—	(20,729,346)
International LargeCap Dividend Fund	397,126,671	44,401,741	(41,063,891)	3,337,850	—	—	—	3,337,850
International MidCap Dividend Fund	277,248,331	27,906,331	(22,035,129)	5,871,202	—	—	—	5,871,202
International Multifactor Fund	26,254,828	1,339,384	(561,213)	778,171	9,845	(61)	9,784	787,955

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
International Quality Dividend Growth Fund	$97,180,978	$5,756,284	$(5,485,757)	$270,527	$—	$—	$—	$270,527
International SmallCap Dividend Fund	1,717,668,443	136,368,296	(167,649,014)	(31,280,718)	—	(11)	(11)	(31,280,729)
Japan SmallCap Dividend Fund	536,717,411	20,548,549	(67,668,285)	(47,119,736)	—	—	—	(47,119,736)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

WisdomTree Trust	107

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of the series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); and (ii) the Sub Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Fund, the Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2019, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Group, Expense Groups and Expense Universes. The Board noted that the Performance Group, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Group, Expense Group and Expense Universe

108	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Fund included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Group, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Fund and noted that total return performance of the Fund was below the Performance Group median for the time period measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of

WisdomTree Trust	109

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

110	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	111

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit size aggregations of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2906

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 5, 2019

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 5, 2019